UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of May 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 11.9%
4,413	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 4.801%, 01/25/34	4,475
	Academic Loan Funding Trust,
2,388	Series 2012-1A, Class A1, VAR, 1.824%, 12/27/22 (e)	2,393
3,508	Series 2013-1A, Class A, VAR, 1.782%, 12/26/44 (e)	3,483
2,882	Air Canada Pass-Through Trust, (Canada), Series 2013-1, Class A, 4.125%, 05/15/25 (e)	2,983
22,255	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.125%, 10/25/56 (e)	22,181
	Ally Auto Receivables Trust,
435	Series 2013-2, Class A4, 1.240%, 11/15/18	434
1,094	Series 2016-1, Class A2A, 1.200%, 08/15/18	1,094
	American Airlines Pass-Through Trust,
830	Series 2011-1, Class A, 5.250%, 01/31/21	889
2,936	Series 2013-2, Class A, 4.950%, 01/15/23	3,138
1,887	Series 2016-2, Class A, 3.650%, 06/15/28	1,883
18,429	Series 2016-3, Class AA, 3.000%, 10/15/28	17,935
5,250	Series 2017-1, Class AA, 3.650%, 02/15/29	5,339
	American Credit Acceptance Receivables Trust,
8,997	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	9,195
5,000	Series 2016-2, Class C, 6.090%, 05/12/22 (e)	5,199
4,592	Series 2016-3, Class A, 1.700%, 11/12/20 (e)	4,586
7,301	Series 2016-4, Class C, 2.910%, 02/13/23 (e)	7,338
17,165	Series 2016-1A, Class B, 4.240%, 06/13/22 (e)	17,397
8,350	Series 2017-1, Class B, 2.390%, 02/16/21 (e)	8,360
12,907	Series 2017-1, Class C, 2.880%, 03/13/23 (e)	12,924
	American Homes 4 Rent,
17,561	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	18,205
7,420	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	7,964
	American Homes 4 Rent Trust,
11,958	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	12,592
2,400	Series 2014-SFR2, Class B, 4.290%, 10/17/36 (e)	2,530
8,100	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	8,717
7,300	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	8,113
9,566	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	10,048
3,750	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	3,966
16,970	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	19,088
1,415	Series 2015-SFR2, Class E, 6.070%, 10/17/45 (e)	1,564
6,357	AmeriCredit Automobile Receivables, Series 2016-1, Class A3, 1.810%, 10/08/20	6,370
	AmeriCredit Automobile Receivables Trust,
9,565	Series 2016-2, Class A2A, 1.420%, 10/08/19	9,564
3,582	Series 2016-2, Class A3, 1.600%, 11/09/20	3,583
5,937	Series 2016-3, Class A3, 1.460%, 05/10/21	5,924
23	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 4.955%, 01/25/34	25
74,650	Anchor Assets IX LLC, Series 2016-1, Class A, 5.125%, 02/15/20 (e)	74,650
	Axis Equipment Finance Receivables III LLC,
4,880	Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	4,878
1,200	Series 2015-1A, Class C, 3.410%, 04/20/20 (e)	1,184
1,200	Series 2015-1A, Class D, 4.050%, 05/20/20 (e)	1,161
10,909	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.210%, 11/20/21 (e)	10,873
	B2R Mortgage Trust,
8,750	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	8,704
18,993	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	19,287

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
7,495	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	7,387
	BCC Funding Corp. X,
8,282	Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	8,276
2,717	Series 2015-1, Class D, 4.544%, 12/21/20 (e)	2,710
331	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 1.394%, 04/25/36	324
1,614	Blue Elephant Loan Trust, Series 2015-1, Class B, 5.560%, 12/15/22 (e)	1,613
2,820	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	2,794
5,757	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	5,807
16,227	CAM Mortgage Trust, Series 2017-1, Class A1, SUB, 3.220%, 08/01/57 (e)	16,239
41,360	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.000%, 12/05/23	41,360
	Capital Auto Receivables Asset Trust,
18,072	Series 2016-1, Class A3, 1.730%, 04/20/20	18,100
2,380	Series 2016-2, Class A2A, 1.320%, 01/20/19	2,379
	CarFinance Capital Auto Trust,
9	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	9
1,249	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	1,254
3,692	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	3,689
3,302	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	3,302
9,015	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 3.058%, 10/15/21 (e)	4,327
	CarMax Auto Owner Trust,
3,623	Series 2013-2, Class A4, 0.840%, 11/15/18	3,621
1,987	Series 2013-4, Class A4, 1.280%, 05/15/19	1,986
1,640	Series 2014-2, Class A3, 0.980%, 01/15/19	1,639
10,000	Carnow Auto Receivables Trust, Series 2016-1A, Class C, 5.110%, 02/15/21 (e)	10,206
	Chase Funding Trust,
1,527	Series 2003-4, Class 1A5, SUB, 5.316%, 05/25/33	1,552
2,448	Series 2003-6, Class 1A5, SUB, 5.128%, 11/25/34	2,531
4,173	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	4,265
	Citi Held For Asset Issuance,
6,977	Series 2015-PM1, Class B, 2.930%, 12/15/21 (e)	6,982
10,904	Series 2016-MF1, Class A, 4.480%, 08/15/22 (e)	11,021
11,464	Series 2016-PM1, Class A, 4.650%, 04/15/25 (e)	11,605
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,276
190	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	189
322	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 1.404%, 12/25/33	320
19,916	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	19,762
23,014	Colony American Homes, Series 2014-2A, Class A, VAR, 1.727%, 07/17/31 (e)	22,979
	Continental Airlines Pass-Through Trust,
189	Series 1999-2, Class A-1, 7.256%, 03/15/20	202
2,874	Series 2007-1, Class A, 5.983%, 04/19/22	3,161
	CPS Auto Receivables Trust,
1,371	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	1,368
6,350	Series 2014-B, Class C, 3.230%, 05/15/20 (e)	6,388
761	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	760
4,347	Series 2014-C, Class C, 3.770%, 08/17/20 (e)	4,410
2,283	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	2,283
4,000	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	4,080
3,488	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	3,487

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,900	Series 2015-A, Class C, 4.000%, 02/16/21 (e)	2,964
13,263	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	13,273
16,500	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	16,726
5,849	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	5,980
7,130	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	7,148
4,586	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	4,593
2,456	Series 2016-B, Class B, 3.180%, 09/15/20 (e)	2,488
7,840	Series 2016-C, Class C, 3.270%, 06/15/22 (e)	7,920
	CPS Auto Trust,
13,896	Series 2017-A, Class A, 1.680%, 08/17/20 (e)	13,886
5,383	Series 2017-A, Class C, 3.310%, 12/15/22 (e)	5,442
3,060	Series 2017-A, Class D, 4.610%, 12/15/22 (e)	3,168
	Credit Acceptance Auto Loan Trust,
17,727	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	17,810
2,605	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	2,641
13,659	Series 2017-1A, Class A, 2.560%, 10/15/25 (e)	13,730
5,989	Series 2017-1A, Class B, 3.040%, 12/15/25 (e)	6,054
5,018	Series 2017-1A, Class C, 3.480%, 02/17/26 (e)	5,080
5,578	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	6,440
	CWABS, Inc. Asset-Backed Certificates,
242	Series 2003-5, Class MF1, VAR, 5.280%, 01/25/34	241
10	Series 2004-1, Class 3A, VAR, 1.542%, 04/25/34	10
510	Series 2004-1, Class M1, VAR, 1.732%, 03/25/34	503
82	Series 2004-1, Class M2, VAR, 1.849%, 03/25/34	79
225	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.891%, 10/25/34	216
	Delta Air Lines Pass-Through Trust,
1,663	Series 2010-2, Class A, 4.950%, 05/23/19	1,730
659	Series 2011-1, Class A, 5.300%, 04/15/19	693
2,237	Series 2012-1, Class A, 4.750%, 05/07/20	2,348
	Drive Auto Receivables Trust,
12,065	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	12,269
14,251	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	14,505
6,588	Series 2015-CA, Class D, 4.200%, 09/15/21 (e)	6,708
2,640	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	2,738
10,838	Series 2016-AA, Class B, 3.170%, 05/15/20 (e)	10,882
16,810	Series 2016-AA, Class C, 3.910%, 05/17/21 (e)	17,102
3,182	Series 2016-BA, Class B, 2.560%, 06/15/20 (e)	3,192
23,204	Series 2016-CA, Class D, 4.180%, 03/15/24 (e)	23,754
8,545	Series 2017-BA, Class B, 2.200%, 05/15/20 (e)	8,555
23,480	Series 2017-BA, Class C, 2.610%, 08/16/21 (e)	23,546
20,505	Series 2017-BA, Class D, 3.720%, 10/17/22 (e)	20,686
	DT Auto Owner Trust,
12,166	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	12,434
1,462	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	1,462
3,342	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	3,343
5,808	Series 2016-2A, Class C, 3.670%, 01/18/22 (e)	5,876
7,434	Series 2016-4A, Class B, 2.020%, 08/17/20 (e)	7,427
12,831	Series 2016-4A, Class D, 3.770%, 10/17/22 (e)	12,938
17,503	Series 2017-1A, Class C, 2.700%, 11/15/22 (e)	17,568
20,343	Series 2017-2A, Class C, 3.030%, 01/17/23 (e)	20,389
6,265	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.630%, 02/22/22 (e)	6,263

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Exeter Automobile Receivables Trust,
2,595	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	2,614
3,307	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	3,315
124	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	124
9,000	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	9,040
2,178	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	2,178
4,342	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	4,344
7,621	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	7,628
7,800	Series 2016-2A, Class B, 3.640%, 02/15/22 (e)	7,916
8,037	Series 2016-3A, Class B, 2.840%, 08/16/21 (e)	8,082
5,500	Series 2016-3A, Class C, 4.220%, 06/15/22 (e)	5,596
1,460	Federal Express Corp. Pass-Through Trust, Series 981A, 6.720%, 01/15/22	1,608
611	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.960%, 03/15/19	611
	First Investors Auto Owner Trust,
2,440	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	2,441
1,750	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	1,750
2,933	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	3,009
8,486	Series 2016-1A, Class A1, 1.920%, 05/15/20 (e)	8,495
6,528	Series 2017-1A, Class A2, 2.200%, 03/15/22 (e)	6,547
7,127	Series 2017-1A, Class C, 2.950%, 04/17/23 (e)	7,169
	FirstKey Lending Trust,
28,441	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	28,477
11,055	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	11,117
	Flagship Credit Auto Trust,
1,693	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	1,696
1,980	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	1,980
7,359	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	7,407
3,958	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	4,008
5,463	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	5,461
10,665	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	10,686
5,299	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	5,381
5,163	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	5,329
16,629	Series 2016-1, Class A, 2.770%, 12/15/20 (e)	16,774
3,150	Series 2016-2, Class B, 3.840%, 09/15/22 (e)	3,242
21,080	Series 2016-2, Class C, 6.220%, 09/15/22 (e)	22,744
7,756	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, 1.330%, 10/15/20	7,742
9	Freedom Trust, Series 2012-2, Class A24, VAR, 6.000%, 10/26/42 (e)	9
10,862	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	10,885
354	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	301
	GLC Trust,
1,754	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	1,731
146	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	144
	GLS Auto Receivables Trust,
8,715	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	8,715
9,473	Series 2015-1A, Class B, 4.430%, 12/15/20 (e)	9,593
17,379	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	17,398
10,500	Series 2016-1A, Class C, 6.900%, 10/15/21 (e)	10,866
	GM Financial Automobile Leasing Trust,
7,007	Series 2015-1, Class A3, 1.530%, 09/20/18	7,011
4,191	Series 2015-1, Class A4, 1.730%, 06/20/19	4,197
2,680	GMAT Trust, Series 2013-1A, Class A, SUB, 6.967%, 11/25/43 (e)	2,684
	GO Financial Auto Securitization Trust,
3,821	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	3,808

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,827	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	1,827
6,246	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	6,274
8,049	Goodgreen Trust, Series 2017-1A, Class A, 3.740%, 10/15/52 (e)	8,176
	Green Tree Agency Advance Funding Trust I,
8,846	Series 2016-T1, Class AT1, 2.380%, 10/15/48 (e)	8,793
12,823	Series 2016-T1, Class BT1, 3.122%, 10/15/48 (e)	12,749
7,828	HERO Funding II, (Cayman Islands), Series 2016-3B, Class B, 5.240%, 09/20/42 (e)	7,955
	HERO Funding Trust,
12,919	Series 2016-3A, Class A1, 3.080%, 09/20/42 (e)	12,667
9,538	Series 2016-4A, Class A2, 4.290%, 09/20/47 (e)	9,895
29,675	Series 2017-1A, Class A2, 4.460%, 09/20/47 (e)	30,494
19,454	Hero Residual Funding, (Cayman Islands), Series 2016-1R, Class A1, 4.500%, 09/21/42 (e)	19,515
5,606	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.660%, 12/26/28 (e)	5,623
536	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 1.182%, 03/25/36	499
402	Honda Auto Receivables Owner Trust, Series 2014-2, Class A3, 0.770%, 03/19/18	401
755	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 2.210%, 11/20/36	755
	Hyundai Auto Receivables Trust,
1,230	Series 2014-B, Class A3, 0.900%, 12/17/18	1,229
6,980	Series 2015-B, Class A3, 1.120%, 11/15/19	6,969
6,560	Series 2016-A, Class A3, 1.560%, 09/15/20	6,560
	Kabbage Asset Securitization LLC,
75,570	Series 2017-1, Class A, 4.571%, 03/15/22 (e)	77,366
23,690	Series 2017-1, Class B, 5.794%, 03/15/22 (e)	24,083
	KGS-Alpha SBA COOF Trust,
62,103	Series 2012-2, Class A, IO, VAR, 0.927%, 08/25/38 (e)	1,279
14,442	Series 2012-3, Class A, IO, VAR, 1.657%, 09/25/26 (e)	229
89,752	Series 2012-4, Class A, IO, VAR, 1.179%, 09/25/37 (e)	2,480
45,971	Series 2013-2, Class A, IO, VAR, 1.820%, 03/25/39 (e)	1,913
	LendingClub Issuance Trust,
6,085	Series 2016-NP1, Class A, 3.750%, 06/15/22 (e)	6,123
2,399	Series 2016-NP1, Class B, 6.500%, 06/15/22 (e)	2,475
7,229	Series 2016-NP2, Class A, 3.000%, 01/17/23 (e)	7,244
20,739	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	21,150
	Long Beach Mortgage Loan Trust,
2,970	Series 2004-1, Class M1, VAR, 1.732%, 02/25/34	2,959
449	Series 2004-3, Class M1, VAR, 1.879%, 07/25/34	434
325	Series 2006-WL2, Class 2A3, VAR, 1.224%, 01/25/36	321
	LV Tower 52 Issuer,
44,938	Series 2013-1, Class A, 5.750%, 02/15/23 (e)	44,732
16,621	Series 2013-1, Class M, 7.750%, 02/15/23 (e)	15,939
	Mariner Finance Issuance Trust,
18,601	Series 2017-AA, Class A, 3.620%, 02/20/29 (e)	18,748
7,750	Series 2017-AA, Class B, 4.740%, 02/20/29 (e)	7,805
6,500	Series 2017-AA, Class C, 6.730%, 02/20/29 (e)	6,578
	Marlette Funding Trust,
14,963	Series 2016-1A, Class A, 3.060%, 01/17/23 (e)	15,015
37,740	Series 2017-1A, Class A, 2.827%, 03/15/24 (e)	37,866
7,553	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	7,866
	Mid-State Capital Trust,
3,383	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	3,453
6,088	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	6,410
11,879	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.190%, 11/25/22 (e)	11,988

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Nationstar HECM Loan Trust,
321	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	321
4,321	Series 2016-1A, Class A, 2.981%, 02/25/26 (e)	4,322
8,828	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	8,831
3,805	Series 2016-2A, Class A, 2.239%, 06/25/26 (e)	3,836
5,707	Series 2016-3A, Class A, 2.013%, 08/25/26 (e)	5,747
3,345	Series 2017-1A, Class M1, 2.942%, 05/25/27 (e)	3,349
2,230	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.167%, 11/25/33	2,250
15,120	New Residential Advance Receivables Trust Advance, Series 2016-T2, Class AT2, 2.575%, 10/15/49 (e)	15,047
	NRPL Trust,
12,285	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	12,230
12,500	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	12,479
31,169	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	31,195
7,000	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	6,899
9,747	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.751%, 06/15/49 (e)	9,683
	Ocwen Master Advance Receivables Trust,
20,536	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	20,549
3,921	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	3,902
3,894	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	3,865
14,999	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	15,013
9,662	Series 2016-T1, Class AT1, 2.521%, 08/17/48 (e)	9,635
4,384	Series 2016-T1, Class DT1, 4.246%, 08/17/48 (e)	4,321
	OnDeck Asset Securitization Trust II LLC,
20,847	Series 2016-1A, Class A, 4.210%, 05/17/20 (e)	20,904
7,826	Series 2016-1A, Class B, 7.630%, 05/17/20 (e)	7,869
	OneMain Direct Auto Receivables Trust,
11,007	Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	11,024
11,557	Series 2016-1A, Class C, 4.580%, 09/15/21 (e)	11,759
	OneMain Financial Issuance Trust,
4,465	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	4,467
3,571	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	3,576
13,489	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	13,512
11,466	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	11,455
28,767	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	29,057
10,800	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	10,978
54,037	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	54,126
11,620	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	11,567
21,450	Series 2016-1A, Class A, 3.660%, 02/20/29 (e)	22,000
12,500	Series 2016-1A, Class C, 6.000%, 02/20/29 (e)	12,844
30,435	Series 2016-2A, Class C, SUB, 5.670%, 03/20/28 (e)	30,968
	Oportun Funding II LLC,
29,486	Series 2016-A, Class A, 4.700%, 03/08/21 (e)	30,084
11,354	Series 2016-A, Class B, 6.410%, 03/08/21 (e)	11,633
	Oportun Funding III LLC,
24,511	Series 2016-B, Class A, 3.690%, 07/08/21 (e)	24,670
2,677	Series 2016-B, Class B, 5.160%, 07/08/21 (e)	2,729
1,184	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	1,175
	Progreso Receivables Funding IV LLC,
13,022	Series 2015-B, Class A, 3.000%, 07/28/20 (e)	13,076
6,046	Series 2015-B, Class B, 5.000%, 07/28/20 (e)	6,076
	Progress Residential Trust,
26,451	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	26,548
7,295	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	7,290

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
16,110	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	16,144
8,917	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	8,996
32,552	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	32,992
3,041	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	3,136
4,000	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	4,192
19,301	Prosper Marketplace Issuance Trust, Series 2017-1A, Class A, 2.560%, 06/15/23 (e)	19,397
	Purchasing Power Funding LLC,
28,000	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	28,096
6,864	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	6,933
16,361	Series 2016-A, VAR, 4.540%, 02/27/19	16,361
1,185	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 1.324%, 03/25/36	1,184
	RASC Trust,
38	Series 2002-KS4, Class AIIB, VAR, 1.482%, 07/25/32	35
43	Series 2003-KS5, Class AIIB, VAR, 1.562%, 07/25/33	39
51	Series 2003-KS9, Class A2B, VAR, 1.622%, 11/25/33	43
2,942	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	2,942
34,500	RCM Fund 1 Issuer LLC, Series 2017-1, Class A, 5.500%, 10/25/21 (e)	34,500
96	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	45
11,613	Renew Financial Group LLC, (Cayman Islands), Series 2017-1A, Class A, 3.670%, 09/20/52 (e)	11,755
54,835	Rice Park Financing Trust, Series 2016-A, Class A, 4.625%, 10/31/41 (e)	54,835
	Santander Drive Auto Receivables Trust,
29	Series 2015-3, Class A3, 1.490%, 06/17/19	30
734	Series 2015-4, Class A3, 1.580%, 09/16/19	734
937	Series 2016-1, Class A2A, 1.410%, 07/15/19	937
8,849	Series 2016-1, Class A3, 1.620%, 03/16/20	8,854
639	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	644
639	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.414%, 01/25/36	507
2,544	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.850%, 01/18/22 (e)	2,547
1,301	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	1,302
13,081	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.090%, 10/27/25 (e)	13,203
23,488	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 04/25/29 (e)	23,654
	Springleaf Funding Trust,
38,406	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	38,826
8,805	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	8,870
16,735	Series 2016-AA, Class B, 3.800%, 11/15/29 (e)	17,038
19,015	Sprint Spectrum Co. LLC, 3.360%, 09/20/21 (e)	19,300
11,680	Spruce ABS Trust, Series 2016-E1, Class A, 4.320%, 06/15/28 (e)	11,589
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
479	Series 2002-AL1, Class A2, 3.450%, 02/25/32	476
975	Series 2002-AL1, Class A3, 3.450%, 02/25/32	958
1,619	Series 2004-6XS, Class A5A, SUB, 6.030%, 03/25/34	1,628
1,295	Series 2004-6XS, Class A5B, SUB, 6.050%, 03/25/34	1,317
2,367	Tidewater Auto Receivables Trust, Series 2014-AA, Class C, 2.560%, 08/15/19 (e)	2,372
23,536	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.862%, 10/15/18 (e)	23,521
25,059	Tricolor Auto Securitization Trust, Series 2017-1, Class A, 5.090%, 05/15/20 (e)	25,082
	Tricon American Homes Trust,
5,451	Series 2015-SFR1, Class A, VAR, 2.251%, 05/17/32 (e)	5,451

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
14,468	Series 2016-SFR1, Class A, 2.589%, 11/17/33 (e)	14,341
	Union Pacific Railroad Co. Pass-Through Trust,
145	Series 03-1, 4.698%, 01/02/24	154
3,260	Series 2015-1, 2.695%, 05/12/27	3,151
6,874	United Airlines Pass-Through Trust, Series 2016-1, Class A, 3.450%, 07/07/28	6,908
5,626	United Auto Credit Securitization Trust, Series 2016-1, Class C, 3.550%, 08/15/19 (e)	5,644
	US Residential Opportunity Fund III Trust,
14,877	Series 2016-1III, Class A, SUB, 3.475%, 07/27/36 (e)	14,999
18,911	Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	18,817
2,394	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 01/20/21 (e)	2,385
31,900	VM DEBT LLC, Series 2017-1, Class A, 6.500%, 10/02/24 (e)	31,900
1,366	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	1,366
34,932	VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	35,051
14,159	VOLT LIII LLC, Series 2016-NP13, Class A1, SUB, 3.875%, 12/26/46 (e)	14,210
17,334	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.625%, 02/25/47 (e)	17,373
13,441	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.250%, 05/25/47 (e)	13,441
13,281	VOLT LV LLC, Series 2017-NPL2, Class A1, SUB, 3.500%, 03/25/47 (e)	13,292
2,627	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	2,625
	VOLT XIX LLC,
3,122	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	3,124
2,600	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	2,603
9,360	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	9,439
8,634	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	8,696
	VOLT XXII LLC,
6,127	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	6,149
6,160	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	6,160
9,028	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	9,063
35,704	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	35,776
9,187	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	9,222
19,987	VOLT XXXIV LLC, Series 2015-NPL7, Class A1, SUB, 3.250%, 02/25/55 (e)	20,027
23,773	VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	23,843
	Westgate Resorts LLC,
2,236	Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	2,243
14,547	Series 2017-1A, Class A, 3.050%, 12/20/30 (e)	14,592
	Westlake Automobile Receivables Trust,
10,063	Series 2016-2A, Class A2, 1.570%, 06/17/19 (e)	10,066
4,000	Series 2016-3A, Class D, 3.580%, 01/18/22 (e)	4,032
8,210	Series 2017-1A, Class C, 2.700%, 10/17/22 (e)	8,249
8,261	Series 2017-1A, Class D, 3.460%, 10/17/22 (e)	8,310
1,131	World Omni Auto Receivables Trust, Series 2013-B, Class A4, 1.320%, 01/15/20	1,131

	Total Asset-Backed Securities (Cost $3,107,419)	3,127,057

Collateralized Mortgage Obligations — 12.9%
17,482	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	17,502
8,596	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	8,582
	Alternative Loan Trust,
91	Series 2002-12, Class PO, PO, 11/25/32	72

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
7,625	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	7,600
2,178	Series 2005-1CB, Class 1A6, IF, IO, 6.109%, 03/25/35	429
7,267	Series 2005-20CB, Class 3A8, IF, IO, 3.726%, 07/25/35	964
7,229	Series 2005-22T1, Class A2, IF, IO, 4.088%, 06/25/35	1,032
3,040	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	2,804
97	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	77
24,562	Series 2005-37T1, Class A2, IF, IO, 4.059%, 09/25/35	3,631
3,167	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	2,919
12,515	Series 2005-54CB, Class 1A2, IF, IO, 3.826%, 11/25/35	1,412
41	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	41
1,285	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,261
2,224	Series 2005-J1, Class 1A4, IF, IO, 4.109%, 02/25/35	87
183	American General Mortgage Loan Trust, Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	189
	Angel Oak Mortgage Trust LLC,
4,384	Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	4,393
4,533	Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	4,523
	ASG Resecuritization Trust,
3,543	Series 2009-3, Class A65, VAR, 2.742%, 03/26/37 (e)	3,542
663	Series 2010-2, Class A60, VAR, 2.497%, 01/28/37	664
3,387	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	2,811
1,881	Series 2011-1, Class 3A50, VAR, 3.402%, 11/28/35 (e)	1,870
	Banc of America Alternative Loan Trust,
677	Series 2004-1, Class 1A1, 6.000%, 02/25/34	719
161	Series 2004-1, Class 5A1, 5.500%, 02/25/19	161
62	Series 2004-6, Class 15PO, PO, 07/25/19	59
377	Series 2004-8, Class 3A1, 5.500%, 09/25/19	371
508	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	473
1,483	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	352
	Banc of America Funding Trust,
353	Series 2004-1, Class PO, PO, 03/25/34	291
510	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	543
721	Series 2004-C, Class 1A1, VAR, 3.194%, 12/20/34	714
432	Series 2005-6, Class 2A7, 5.500%, 10/25/35	417
309	Series 2005-7, Class 30PO, PO, 11/25/35	244
122	Series 2005-8, Class 30PO, PO, 01/25/36	92
803	Series 2005-E, Class 4A1, VAR, 3.134%, 03/20/35	810
215	Series 2006-1, Class XPO, PO, 01/25/36	171
267	Series 2010-R11A, Class 1A6, VAR, 4.953%, 08/26/35 (e)	267
	Banc of America Mortgage Trust,
203	Series 2003-C, Class 3A1, VAR, 3.746%, 04/25/33	205
1	Series 2004-1, Class APO, PO, 02/25/34	1
213	Series 2004-3, Class 15IO, IO, VAR, 0.243%, 04/25/19	—	(h)
33	Series 2004-4, Class APO, PO, 05/25/34	28
423	Series 2004-5, Class 2A2, 5.500%, 06/25/34	428
59	Series 2004-5, Class 4A1, 4.750%, 06/25/19	59
214	Series 2004-9, Class 3A1, 6.500%, 09/25/32	222
2	Series 2004-9, Class 3PO, PO, 09/25/32	1
714	Series 2004-J, Class 3A1, VAR, 3.659%, 11/25/34	705
334	Series 2005-1, Class 2A1, 5.000%, 02/25/20	338
	BCAP LLC Trust,
1,210	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,236
143	Series 2010-RR7, Class 1A5, VAR, 3.243%, 04/26/35 (e)	143
9,256	Series 2010-RR7, Class 2A1, VAR, 3.144%, 07/26/45 (e)	9,170

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
266	Series 2010-RR8, Class 3A4, VAR, 3.334%, 05/26/35 (e)	268
203	Series 2010-RR12, Class 2A5, VAR, 3.309%, 01/26/36 (e)	202
167	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	167
1,531	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,532
844	Series 2012-RR1, Class 5A1, VAR, 3.318%, 07/26/37 (e)	860
608	Series 2012-RR3, Class 2A5, VAR, 2.838%, 05/26/37 (e)	607
1,794	Series 2012-RR10, Class 1A1, VAR, 1.212%, 02/26/37 (e)	1,770
1,369	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 1.524%, 03/25/35	1,346
	Bear Stearns ARM Trust,
1,277	Series 2003-2, Class A5, VAR, 2.996%, 01/25/33 (e)	1,285
185	Series 2003-7, Class 3A, VAR, 3.008%, 10/25/33	182
812	Series 2004-2, Class 14A, VAR, 3.712%, 05/25/34	808
4,062	Series 2005-5, Class A1, VAR, 2.580%, 08/25/35	4,122
3,557	Series 2006-1, Class A1, VAR, 2.910%, 02/25/36	3,545
216	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/33	200
77	Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/34	66
	Chase Mortgage Finance Trust,
729	Series 2007-A1, Class 1A3, VAR, 3.401%, 02/25/37	724
1,440	Series 2007-A1, Class 2A1, VAR, 3.113%, 02/25/37	1,449
182	Series 2007-A1, Class 7A1, VAR, 3.277%, 02/25/37	183
973	Series 2007-A1, Class 9A1, VAR, 3.284%, 02/25/37	969
567	Series 2007-A2, Class 1A1, VAR, 3.297%, 07/25/37	564
902	Series 2007-A2, Class 2A1, VAR, 3.175%, 07/25/37	900
	CHL Mortgage Pass-Through Trust,
150	Series 2002-18, Class PO, PO, 11/25/32	133
361	Series 2004-3, Class A26, 5.500%, 04/25/34	368
245	Series 2004-3, Class A4, 5.750%, 04/25/34	251
1,739	Series 2004-5, Class 1A4, 5.500%, 06/25/34	1,797
117	Series 2004-7, Class 2A1, VAR, 3.370%, 06/25/34	115
338	Series 2004-8, Class 2A1, 4.500%, 06/25/19	343
194	Series 2004-HYB1, Class 2A, VAR, 3.252%, 05/20/34	185
1,013	Series 2004-HYB3, Class 2A, VAR, 3.247%, 06/20/34	973
607	Series 2004-HYB6, Class A3, VAR, 3.126%, 11/20/34	600
39	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	39
304	Series 2005-14, Class A2, 5.500%, 07/25/35	303
151	Series 2005-16, Class A23, 5.500%, 09/25/35	143
2,396	Series 2005-22, Class 2A1, VAR, 3.219%, 11/25/35	2,058
	Citicorp Mortgage Securities Trust,
82	Series 2006-1, Class 2A1, 5.000%, 02/25/21	85
700	Series 2006-4, Class 1A2, 6.000%, 08/25/36	703
	Citigroup Global Markets Mortgage Securities VII, Inc.,
1,684	Series 2003-HYB1, Class A, VAR, 3.240%, 09/25/33	1,681
5	Series 2003-UP2, Class PO1, PO, 12/25/18	5
	Citigroup Mortgage Loan Trust,
994	Series 2008-AR4, Class 1A1A, VAR, 3.578%, 11/25/38 (e)	995
731	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	735
428	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	433
3,708	Series 2009-10, Class 1A1, VAR, 2.785%, 09/25/33 (e)	3,748
1,756	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,795
924	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	923
216	Series 2010-3, Class 4A1, VAR, 2.910%, 02/25/36 (e)	216

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,092	Series 2010-10, Class 2A1, VAR, 3.045%, 02/25/36 (e)	1,104
4,019	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58 (e)	3,964
	Citigroup Mortgage Loan Trust, Inc.,
386	Series 2003-1, Class 2A5, 5.250%, 10/25/33	392
67	Series 2003-1, Class 2A6, PO, 10/25/33	62
64	Series 2003-1, Class PO2, PO, 10/25/33	53
57	Series 2003-1, Class PO3, PO, 09/25/33	52
69	Series 2003-UP3, Class A3, 7.000%, 09/25/33	70
102	Series 2003-UST1, Class A1, 5.500%, 12/25/18	102
29	Series 2003-UST1, Class PO1, PO, 12/25/18	28
8	Series 2003-UST1, Class PO3, PO, 12/25/18	8
458	Series 2004-UST1, Class A6, VAR, 3.034%, 08/25/34	442
301	Series 2005-1, Class 2A1A, VAR, 3.089%, 02/25/35	226
1,418	Series 2005-2, Class 2A11, 5.500%, 05/25/35	1,449
866	Series 2005-5, Class 1A2, VAR, 3.990%, 08/25/35	701
8,628	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (d)	926
	Credit Suisse First Boston Mortgage Securities Corp.,
6	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	6
982	Series 2003-1, Class DB1, VAR, 6.732%, 02/25/33	997
847	Series 2003-21, Class 1A4, 5.250%, 09/25/33	869
590	Series 2003-23, Class 1P, PO, 10/25/33	499
73	Series 2003-23, Class 2A5, 5.000%, 10/25/18	73
13	Series 2003-25, Class 2A1, 4.500%, 10/25/18	13
1,232	Series 2003-27, Class 5A3, 5.250%, 11/25/33	1,248
523	Series 2003-27, Class 5A4, 5.250%, 11/25/33	530
489	Series 2003-AR15, Class 3A1, VAR, 3.447%, 06/25/33	488
802	Series 2004-4, Class 2A4, 5.500%, 09/25/34	837
414	Series 2004-5, Class 3A1, 5.250%, 08/25/19	418
5	Series 2004-5, Class 5P, PO, 08/25/19	5
1,339	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,398
192	Series 2005-9, Class AP, PO, 10/25/35	145
2,803	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	72
148	Series 2005-10, Class AP, PO, 11/25/35	100
321	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	321
	CSMC,
12,023	Series 2010-11R, Class A6, VAR, 1.983%, 06/28/47 (e)	11,973
1,511	Series 2010-17R, Class 1A1, VAR, 3.077%, 06/26/36 (e)	1,524
203	Series 2011-16R, Class 7A3, VAR, 3.028%, 12/27/36 (e)	205
94	Series 2011-6R, Class 3A1, VAR, 3.271%, 07/28/36 (e)	94
271	Series 2012-2R, Class 2A1, VAR, 3.493%, 03/27/47 (e)	270
245	CVS Pass-Through Trust, 8.353%, 07/10/31 (e)	318
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
409	Series 2005-1, Class 2A1, VAR, 5.744%, 02/25/20	411
588	Series 2005-3, Class 1A1, VAR, 4.171%, 06/25/20	566
8	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	8
	FHLMC - GNMA,
130	Series 8, Class ZA, 7.000%, 03/25/23	140
86	Series 24, Class ZE, 6.250%, 11/25/23	94
621	Series 29, Class L, 7.500%, 04/25/24	689
	FHLMC Reference REMIC,
4,286	Series R006, Class ZA, 6.000%, 04/15/36	4,893
5,955	Series R007, Class ZA, 6.000%, 05/15/36	6,744

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		FHLMC REMIC,
1		Series 22, Class C, 9.500%, 04/15/20	1
3		Series 23, Class F, 9.600%, 04/15/20	4
–	(h)	Series 46, Class B, 7.800%, 09/15/20	—	(h)
1		Series 47, Class F, 10.000%, 06/15/20	1
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
3		Series 99, Class Z, 9.500%, 01/15/21	3
13		Series 114, Class H, 6.950%, 01/15/21	14
–	(h)	Series 204, Class E, HB, IF, 1,691.811%, 05/15/23	1
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
3		Series 1065, Class J, 9.000%, 04/15/21	3
1		Series 1079, Class S, HB, IF, 30.619%, 05/15/21	1
2		Series 1084, Class F, VAR, 1.944%, 05/15/21	2
2		Series 1084, Class S, HB, IF, 41.120%, 05/15/21	2
4		Series 1116, Class I, 5.500%, 08/15/21	4
20		Series 1144, Class KB, 8.500%, 09/15/21	22
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,104.543%, 01/15/22	1
9		Series 1206, Class IA, 7.000%, 03/15/22	9
10		Series 1250, Class J, 7.000%, 05/15/22	11
38		Series 1343, Class LA, 8.000%, 08/15/22	42
15		Series 1343, Class LB, 7.500%, 08/15/22	17
26		Series 1370, Class JA, VAR, 2.139%, 09/15/22	26
24		Series 1455, Class WB, IF, 4.178%, 12/15/22	26
245		Series 1466, Class PZ, 7.500%, 02/15/23	271
4		Series 1470, Class F, VAR, 1.591%, 02/15/23	4
41		Series 1491, Class I, 7.500%, 04/15/23	45
132		Series 1498, Class I, VAR, 2.144%, 04/15/23	135
204		Series 1502, Class PX, 7.000%, 04/15/23	224
21		Series 1505, Class Q, 7.000%, 05/15/23	24
91		Series 1518, Class G, IF, 7.985%, 05/15/23	103
18		Series 1541, Class M, HB, IF, 25.151%, 07/15/23	25
84		Series 1541, Class O, VAR, 1.630%, 07/15/23	84
5		Series 1570, Class F, VAR, 2.091%, 08/15/23	5
171		Series 1573, Class PZ, 7.000%, 09/15/23	188
97		Series 1591, Class PV, 6.250%, 10/15/23	105
46		Series 1602, Class SA, IF, 19.518%, 10/15/23	66
570		Series 1608, Class L, 6.500%, 09/15/23	633
229		Series 1642, Class PJ, 6.000%, 11/15/23	247
85		Series 1658, Class GZ, 7.000%, 01/15/24	94
14		Series 1671, Class L, 7.000%, 02/15/24	17
19		Series 1671, Class QC, IF, 10.000%, 02/15/24	25
10		Series 1686, Class SH, IF, 17.185%, 02/15/24	13
77		Series 1695, Class EB, 7.000%, 03/15/24	85
15		Series 1699, Class FC, VAR, 1.594%, 03/15/24	15
93		Series 1700, Class GA, PO, 02/15/24	90
406		Series 1706, Class K, 7.000%, 03/15/24	447
7		Series 1709, Class FA, VAR, 1.570%, 03/15/24	7
272		Series 1720, Class PL, 7.500%, 04/15/24	302
264		Series 1737, Class L, 6.000%, 06/15/24	300
58		Series 1745, Class D, 7.500%, 08/15/24	66
206		Series 1798, Class F, 5.000%, 05/15/23	217
4		Series 1807, Class G, 9.000%, 10/15/20	4
39		Series 1829, Class ZB, 6.500%, 03/15/26	42

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
258	Series 1863, Class Z, 6.500%, 07/15/26	287
52	Series 1865, Class D, PO, 02/15/24	47
39	Series 1890, Class H, 7.500%, 09/15/26	44
112	Series 1899, Class ZE, 8.000%, 09/15/26	131
256	Series 1927, Class PH, 7.500%, 01/15/27	295
187	Series 1927, Class ZA, 6.500%, 01/15/27	207
7	Series 1935, Class FL, VAR, 1.694%, 02/15/27	7
92	Series 1963, Class Z, 7.500%, 01/15/27	107
11	Series 1970, Class PG, 7.250%, 07/15/27	12
224	Series 1981, Class Z, 6.000%, 05/15/27	245
132	Series 1983, Class Z, 6.500%, 12/15/23	143
95	Series 1987, Class PE, 7.500%, 09/15/27	111
131	Series 2019, Class Z, 6.500%, 12/15/27	148
434	Series 2033, Class J, 5.600%, 06/15/23	465
51	Series 2033, Class SN, HB, IF, 28.812%, 03/15/24	20
150	Series 2038, Class PN, IO, 7.000%, 03/15/28	29
470	Series 2040, Class PE, 7.500%, 03/15/28	545
158	Series 2054, Class PV, 7.500%, 05/15/28	183
6	Series 2056, Class TD, 6.500%, 05/15/18	6
236	Series 2063, Class PG, 6.500%, 06/15/28	265
29	Series 2064, Class TE, 7.000%, 06/15/28	33
95	Series 2070, Class C, 6.000%, 07/15/28	106
463	Series 2075, Class PH, 6.500%, 08/15/28	508
495	Series 2075, Class PM, 6.250%, 08/15/28	546
87	Series 2086, Class GB, 6.000%, 09/15/28	98
184	Series 2089, Class PJ, IO, 7.000%, 10/15/28	22
404	Series 2095, Class PE, 6.000%, 11/15/28	460
809	Series 2106, Class ZD, 6.000%, 12/15/28	891
1,096	Series 2110, Class PG, 6.000%, 01/15/29	1,251
238	Series 2125, Class JZ, 6.000%, 02/15/29	264
1,232	Series 2126, Class CB, 6.250%, 02/15/29	1,376
32	Series 2132, Class SB, HB, IF, 25.998%, 03/15/29	53
8	Series 2134, Class PI, IO, 6.500%, 03/15/19	—	(h)
17	Series 2141, Class IO, IO, 7.000%, 04/15/29	2
77	Series 2163, Class PC, IO, 7.500%, 06/15/29	10
965	Series 2169, Class TB, 7.000%, 06/15/29	1,105
471	Series 2172, Class QC, 7.000%, 07/15/29	546
260	Series 2176, Class OJ, 7.000%, 08/15/29	299
1	Series 2196, Class TL, 7.500%, 11/15/29	2
223	Series 2201, Class C, 8.000%, 11/15/29	258
11	Series 2204, Class GB, VAR, 8.000%, 12/20/29	11
466	Series 2208, Class PG, 7.000%, 01/15/30	541
136	Series 2209, Class TC, 8.000%, 01/15/30	162
457	Series 2210, Class Z, 8.000%, 01/15/30	548
87	Series 2224, Class CB, 8.000%, 03/15/30	102
132	Series 2230, Class Z, 8.000%, 04/15/30	158
94	Series 2234, Class PZ, 7.500%, 05/15/30	111
98	Series 2247, Class Z, 7.500%, 08/15/30	116
265	Series 2256, Class MC, 7.250%, 09/15/30	313
327	Series 2259, Class ZM, 7.000%, 10/15/30	380
7	Series 2261, Class ZY, 7.500%, 10/15/30	8
29	Series 2262, Class Z, 7.500%, 10/15/30	34

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
339	Series 2271, Class PC, 7.250%, 12/15/30	395
256	Series 2283, Class K, 6.500%, 12/15/23	278
179	Series 2296, Class PD, 7.000%, 03/15/31	207
58	Series 2306, Class K, PO, 05/15/24	55
140	Series 2306, Class SE, IF, IO, 8.370%, 05/15/24	27
99	Series 2313, Class LA, 6.500%, 05/15/31	113
191	Series 2325, Class PM, 7.000%, 06/15/31	221
375	Series 2332, Class ZH, 7.000%, 07/15/31	436
95	Series 2333, Class HC, 6.000%, 07/15/31	108
2,279	Series 2344, Class ZD, 6.500%, 08/15/31	2,655
227	Series 2344, Class ZJ, 6.500%, 08/15/31	251
181	Series 2345, Class NE, 6.500%, 08/15/31	202
29	Series 2347, Class VP, 6.500%, 03/15/20	30
193	Series 2351, Class PZ, 6.500%, 08/15/31	216
395	Series 2359, Class ZB, 8.500%, 06/15/31	462
208	Series 2367, Class ME, 6.500%, 10/15/31	231
194	Series 2388, Class FB, VAR, 1.594%, 01/15/29	197
233	Series 2399, Class OH, 6.500%, 01/15/32	259
346	Series 2399, Class TH, 6.500%, 01/15/32	383
438	Series 2410, Class NG, 6.500%, 02/15/32	491
247	Series 2410, Class OE, 6.375%, 02/15/32	272
459	Series 2410, Class QS, IF, 16.928%, 02/15/32	696
183	Series 2410, Class QX, IF, IO, 7.661%, 02/15/32	48
494	Series 2412, Class SP, IF, 14.122%, 02/15/32	630
1,149	Series 2418, Class FO, VAR, 1.894%, 02/15/32	1,174
392	Series 2420, Class XK, 6.500%, 02/15/32	436
350	Series 2423, Class MC, 7.000%, 03/15/32	406
449	Series 2423, Class MT, 7.000%, 03/15/32	524
514	Series 2423, Class TB, 6.500%, 03/15/32	572
578	Series 2430, Class WF, 6.500%, 03/15/32	659
804	Series 2434, Class TC, 7.000%, 04/15/32	928
1,323	Series 2434, Class ZA, 6.500%, 04/15/32	1,487
855	Series 2435, Class CJ, 6.500%, 04/15/32	962
276	Series 2436, Class MC, 7.000%, 04/15/32	315
138	Series 2441, Class GF, 6.500%, 04/15/32	160
367	Series 2444, Class ES, IF, IO, 6.961%, 03/15/32	90
351	Series 2450, Class GZ, 7.000%, 05/15/32	413
239	Series 2450, Class SW, IF, IO, 7.011%, 03/15/32	53
494	Series 2455, Class GK, 6.500%, 05/15/32	557
414	Series 2458, Class ZM, 6.500%, 06/15/32	464
305	Series 2466, Class DH, 6.500%, 06/15/32	341
521	Series 2466, Class PH, 6.500%, 06/15/32	584
435	Series 2474, Class NR, 6.500%, 07/15/32	484
885	Series 2475, Class S, IF, IO, 7.006%, 02/15/32	211
620	Series 2484, Class LZ, 6.500%, 07/15/32	701
1	Series 2488, Class WS, IF, 14.532%, 08/15/17	1
639	Series 2500, Class MC, 6.000%, 09/15/32	724
10	Series 2508, Class AQ, 5.500%, 10/15/17	10
702	Series 2512, Class PG, 5.500%, 10/15/22	762
231	Series 2535, Class BK, 5.500%, 12/15/22	244
55	Series 2537, Class TE, 5.500%, 12/15/17	55
26	Series 2543, Class LX, 5.000%, 12/15/17	26

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,083	Series 2543, Class YX, 6.000%, 12/15/32	1,217
618	Series 2544, Class HC, 6.000%, 12/15/32	705
26	Series 2549, Class ZG, 5.000%, 01/15/18	26
731	Series 2552, Class ME, 6.000%, 01/15/33	836
551	Series 2567, Class QD, 6.000%, 02/15/33	629
611	Series 2571, Class FY, VAR, 1.744%, 12/15/32	617
74	Series 2571, Class SK, HB, IF, 30.211%, 09/15/23	116
361	Series 2571, Class SY, IF, 16.411%, 12/15/32	485
2,629	Series 2575, Class ME, 6.000%, 02/15/33	2,969
1,270	Series 2586, Class HD, 5.500%, 03/15/23	1,406
297	Series 2586, Class WI, IO, 6.500%, 03/15/33	56
1,273	Series 2595, Class HC, 5.500%, 04/15/23	1,410
459	Series 2596, Class QG, 6.000%, 03/15/33	497
43	Series 2611, Class UH, 4.500%, 05/15/18	44
65	Series 2626, Class NS, IF, IO, 5.561%, 06/15/23	1
998	Series 2631, Class SA, IF, 13.027%, 06/15/33	1,307
388	Series 2636, Class Z, 4.500%, 06/15/18	392
61	Series 2637, Class SA, IF, IO, 5.106%, 06/15/18	1
108	Series 2638, Class DS, IF, 7.688%, 07/15/23	117
4	Series 2642, Class SL, IF, 7.293%, 07/15/33	5
19	Series 2650, Class PO, PO, 12/15/32	19
212	Series 2650, Class SO, PO, 12/15/32	209
387	Series 2651, Class VZ, 4.500%, 07/15/18	390
8,268	Series 2653, Class PZ, 5.000%, 07/15/33	9,226
300	Series 2671, Class S, IF, 13.086%, 09/15/33	389
277	Series 2692, Class SC, IF, 11.308%, 07/15/33	338
2,700	Series 2709, Class PG, 5.000%, 11/15/23	2,867
668	Series 2710, Class HB, 5.500%, 11/15/23	726
275	Series 2720, Class PC, 5.000%, 12/15/23	296
2,274	Series 2722, Class PF, VAR, 1.594%, 12/15/33	2,287
8,380	Series 2733, Class SB, IF, 7.115%, 10/15/33	9,282
131	Series 2744, Class PE, 5.500%, 02/15/34	137
44	Series 2744, Class TU, 5.500%, 05/15/32	44
192	Series 2748, Class KO, PO, 10/15/23	189
227	Series 2758, Class AO, PO, 03/15/19	224
150	Series 2780, Class SY, IF, 14.312%, 11/15/33	204
2,213	Series 2802, Class OH, 6.000%, 05/15/34	2,419
77	Series 2835, Class QO, PO, 12/15/32	69
7	Series 2840, Class JO, PO, 06/15/23	7
773	Series 2903, Class Z, 5.000%, 12/15/24	835
590	Series 2929, Class MS, HB, IF, 23.784%, 02/15/35	839
1,316	Series 2934, Class EC, PO, 02/15/20	1,282
392	Series 2934, Class HI, IO, 5.000%, 02/15/20	19
226	Series 2934, Class KI, IO, 5.000%, 02/15/20	10
68	Series 2945, Class SA, IF, 10.504%, 03/15/20	71
227	Series 2967, Class S, HB, IF, 28.808%, 04/15/25	318
9,187	Series 2968, Class EH, 6.000%, 04/15/35	10,680
25	Series 2968, Class MD, 5.500%, 12/15/33	25
816	Series 2981, Class FA, VAR, 1.394%, 05/15/35	818
911	Series 2988, Class AF, VAR, 1.294%, 06/15/35	909
10	Series 2989, Class PO, PO, 06/15/23	10
453	Series 2990, Class GO, PO, 02/15/35	416
821	Series 2990, Class SL, HB, IF, 20.847%, 06/15/34	1,074
44	Series 2990, Class WP, IF, 14.462%, 06/15/35	54
79	Series 3014, Class OD, PO, 08/15/35	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
135	Series 3022, Class SX, IF, 14.594%, 08/15/25	163
388	Series 3029, Class SO, PO, 09/15/35	359
262	Series 3051, Class DP, HB, IF, 23.652%, 10/15/25	366
441	Series 3064, Class SG, IF, 16.685%, 11/15/35	627
7	Series 3068, Class AO, PO, 01/15/35	7
770	Series 3077, Class TO, PO, 04/15/35	692
798	Series 3085, Class WF, VAR, 1.794%, 08/15/35	815
1,817	Series 3101, Class UZ, 6.000%, 01/15/36	2,074
138	Series 3102, Class HS, HB, IF, 20.920%, 01/15/36	205
1,490	Series 3117, Class AO, PO, 02/15/36	1,362
379	Series 3117, Class EO, PO, 02/15/36	336
491	Series 3117, Class OG, PO, 02/15/36	448
327	Series 3117, Class OK, PO, 02/15/36	278
909	Series 3122, Class OH, PO, 03/15/36	826
869	Series 3122, Class OP, PO, 03/15/36	796
19	Series 3122, Class ZB, 6.000%, 03/15/36	29
99	Series 3134, Class PO, PO, 03/15/36	90
1,155	Series 3137, Class XP, 6.000%, 04/15/36	1,319
523	Series 3138, Class PO, PO, 04/15/36	463
1,721	Series 3147, Class PO, PO, 04/15/36	1,571
125	Series 3149, Class SO, PO, 05/15/36	103
458	Series 3151, Class PO, PO, 05/15/36	428
718	Series 3153, Class EO, PO, 05/15/36	623
274	Series 3164, Class MG, 6.000%, 06/15/36	306
1,645	Series 3171, Class MO, PO, 06/15/36	1,528
322	Series 3179, Class OA, PO, 07/15/36	290
1,499	Series 3181, Class AZ, 6.500%, 07/15/36	1,693
171	Series 3194, Class SA, IF, IO, 6.106%, 07/15/36	21
1,055	Series 3195, Class PD, 6.500%, 07/15/36	1,186
2,252	Series 3200, Class AY, 5.500%, 08/15/36	2,516
495	Series 3200, Class PO, PO, 08/15/36	440
7,331	Series 3202, Class HI, IF, IO, 5.656%, 08/15/36	1,360
289	Series 3213, Class OA, PO, 09/15/36	269
209	Series 3218, Class AO, PO, 09/15/36	168
963	Series 3219, Class DI, IO, 6.000%, 04/15/36	195
559	Series 3225, Class EO, PO, 10/15/36	498
644	Series 3232, Class ST, IF, IO, 5.706%, 10/15/36	107
145	Series 3233, Class OP, PO, 05/15/36	132
618	Series 3253, Class PO, PO, 12/15/21	611
275	Series 3256, Class PO, PO, 12/15/36	239
503	Series 3260, Class CS, IF, IO, 5.228%, 01/15/37	78
279	Series 3261, Class OA, PO, 01/15/37	245
868	Series 3274, Class B, 6.000%, 02/15/37	921
104	Series 3274, Class JO, PO, 02/15/37	94
580	Series 3275, Class FL, VAR, 1.429%, 02/15/37	581
3,277	Series 3284, Class CB, 5.000%, 03/15/22	3,376
178	Series 3286, Class PO, PO, 03/15/37	171
733	Series 3290, Class SB, IF, IO, 5.538%, 03/15/37	104
830	Series 3302, Class UT, 6.000%, 04/15/37	944
594	Series 3305, Class MG, IF, 3.214%, 07/15/34	626
1,675	Series 3315, Class HZ, 6.000%, 05/15/37	1,749
565	Series 3316, Class PO, PO, 05/15/37	524
29	Series 3318, Class AO, PO, 05/15/37	27
94	Series 3326, Class JO, PO, 06/15/37	90
317	Series 3329, Class JD, 6.000%, 06/15/36	321
309	Series 3331, Class PO, PO, 06/15/37	282
699	Series 3344, Class SL, IF, IO, 5.606%, 07/15/37	109
408	Series 3365, Class PO, PO, 09/15/37	379
214	Series 3371, Class FA, VAR, 1.589%, 09/15/37	215
370	Series 3373, Class TO, PO, 04/15/37	343
2,230	Series 3383, Class SA, IF, IO, 5.456%, 11/15/37	305
3,383	Series 3387, Class SA, IF, IO, 5.426%, 11/15/37	478
1,389	Series 3393, Class JO, PO, 09/15/32	1,252
4,250	Series 3404, Class SC, IF, IO, 5.088%, 01/15/38	770
177	Series 3422, Class SE, IF, 15.169%, 02/15/38	220
3,909	Series 3423, Class PB, 5.500%, 03/15/38	4,384

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,723	Series 3424, Class PI, IF, IO, 5.806%, 04/15/38	310
258	Series 3443, Class SY, IF, 9.000%, 03/15/37	305
914	Series 3453, Class B, 5.500%, 05/15/38	987
1,778	Series 3455, Class SE, IF, IO, 5.288%, 06/15/38	240
265	Series 3461, Class LZ, 6.000%, 06/15/38	298
4,912	Series 3461, Class Z, 6.000%, 06/15/38	5,472
3,111	Series 3481, Class SJ, IF, IO, 4.856%, 08/15/38	488
2,538	Series 3501, Class CB, 5.500%, 01/15/39	2,854
749	Series 3510, Class OD, PO, 02/15/37	683
1,283	Series 3511, Class SA, IF, IO, 5.088%, 02/15/39	204
294	Series 3523, Class SD, IF, 16.928%, 06/15/36	407
1,569	Series 3531, Class SA, IF, IO, 5.311%, 05/15/39	161
771	Series 3531, Class SM, IF, IO, 5.106%, 05/15/39	71
1,278	Series 3546, Class A, VAR, 2.761%, 02/15/39	1,314
797	Series 3549, Class FA, VAR, 2.112%, 07/15/39	815
967	Series 3607, Class AO, PO, 04/15/36	851
1,773	Series 3607, Class BO, PO, 04/15/36	1,622
2,512	Series 3607, Class OP, PO, 07/15/37	2,153
3,116	Series 3607, Class PO, PO, 05/15/37	2,728
1,447	Series 3607, Class TO, PO, 10/15/39	1,236
1,656	Series 3608, Class SC, IF, IO, 5.256%, 12/15/39	225
1,545	Series 3611, Class PO, PO, 07/15/34	1,362
1,794	Series 3614, Class QB, 4.000%, 12/15/24	1,938
1,445	Series 3621, Class BO, PO, 01/15/40	1,292
4,125	Series 3632, Class BS, IF, 14.185%, 02/15/40	5,639
804	Series 3645, Class KZ, 5.500%, 08/15/36	867
6,098	Series 3654, Class DC, 5.000%, 04/15/30	6,961
2,382	Series 3659, Class VE, 5.000%, 03/15/26	2,519
8,908	Series 3680, Class MA, 4.500%, 07/15/39	9,506
6,278	Series 3684, Class CY, 4.500%, 06/15/25	6,860
883	Series 3688, Class CU, VAR, 6.781%, 11/15/21	914
9,588	Series 3688, Class GT, VAR, 7.291%, 11/15/46	11,281
21,032	Series 3704, Class CT, 7.000%, 12/15/36	24,703
8,363	Series 3704, Class DT, 7.500%, 11/15/36	9,860
7,048	Series 3704, Class ET, 7.500%, 12/15/36	8,511
3,741	Series 3710, Class FL, VAR, 1.412%, 05/15/36	3,758
7,082	Series 3740, Class SB, IF, IO, 5.006%, 10/15/40	1,086
5,347	Series 3740, Class SC, IF, IO, 5.088%, 10/15/40	748
5,026	Series 3747, Class HI, IO, 4.500%, 07/15/37	131
4,597	Series 3759, Class HI, IO, 4.000%, 08/15/37	190
2,719	Series 3760, Class GI, IO, 4.000%, 10/15/37	90
1,650	Series 3760, Class NI, IO, 4.000%, 10/15/37	38
2,618	Series 3779, Class IH, IO, 4.000%, 11/15/34	64
6,000	Series 3793, Class AB, 3.500%, 01/15/26	6,360
4,321	Series 3795, Class EI, IO, 5.000%, 10/15/39	636
2,091	Series 3800, Class AI, IO, 4.000%, 11/15/29	145
1,294	Series 3801, Class GB, 4.500%, 11/15/40	1,318
18,311	Series 3802, Class LS, IF, IO, 1.900%, 01/15/40	1,049
9,301	Series 3819, Class ZQ, 6.000%, 04/15/36	10,540
3,572	Series 3852, Class QN, IF, 5.500%, 05/15/41	3,766
10,443	Series 3852, Class TP, IF, 5.500%, 05/15/41	11,506
9,946	Series 3860, Class PZ, 5.000%, 05/15/41	11,806
1,380	Series 3895, Class WA, VAR, 5.697%, 10/15/38	1,546
3,606	Series 3920, Class LP, 5.000%, 01/15/34	3,954
8,861	Series 3957, Class B, 4.000%, 11/15/41	9,411

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,347	Series 3966, Class BF, VAR, 1.494%, 10/15/40	2,361
4,381	Series 3966, Class NA, 4.000%, 12/15/41	4,693
7,064	Series 3998, Class GF, VAR, 1.439%, 05/15/36	7,091
9,866	Series 4012, Class FN, VAR, 1.494%, 03/15/42	9,928
4,244	Series 4032, Class TO, PO, 07/15/37	3,889
9,606	Series 4048, Class FB, VAR, 1.394%, 10/15/41	9,644
14,507	Series 4048, Class FJ, VAR, 1.383%, 07/15/37	14,513
1,939	Series 4073, Class MF, VAR, 1.362%, 08/15/39	1,942
4,854	Series 4077, Class FB, VAR, 1.494%, 07/15/42	4,865
6,668	Series 4087, Class FA, VAR, 1.444%, 05/15/39	6,635
5,499	Series 4095, Class FB, VAR, 1.394%, 04/15/39	5,514
1,794	Series 4217, Class KY, 3.000%, 06/15/43	1,779
6,703	Series 4219, Class JA, 3.500%, 08/15/39	6,994
4,297	Series 4238, Class WY, 3.000%, 08/15/33	4,352
5,355	Series 4257, Class DZ, 2.500%, 10/15/43	4,869
19,016	Series 4374, Class NC, SUB, 2.750%, 02/15/46	19,782
	FHLMC STRIPS,
1	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
809	Series 197, Class PO, PO, 04/01/28	738
1,746	Series 233, Class 11, IO, 5.000%, 09/15/35	310
1,464	Series 233, Class 12, IO, 5.000%, 09/15/35	265
2,735	Series 233, Class 13, IO, 5.000%, 09/15/35	500
5,039	Series 239, Class S30, IF, IO, 6.711%, 08/15/36	950
403	Series 243, Class 16, IO, 4.500%, 11/15/20	13
282	Series 243, Class 17, IO, 4.500%, 12/15/20	11
53,400	Series 262, Class 35, 3.500%, 07/15/42	55,661
25,951	Series 264, Class F1, VAR, 1.544%, 07/15/42	26,137
10,733	Series 270, Class F1, VAR, 1.494%, 08/15/42	10,812
5,741	Series 299, Class 300, 3.000%, 01/15/43	5,782
11,028	Series 310, Class PO, PO, 09/15/43	9,064
	FHLMC Structured Pass-Through Securities Certificates,
624	Series T-41, Class 3A, VAR, 5.788%, 07/25/32	684
2,543	Series T-42, Class A5, 7.500%, 02/25/42	2,976
1,881	Series T-48, Class 1A, VAR, 5.217%, 07/25/33	2,078
422	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	515
2,503	Series T-54, Class 2A, 6.500%, 02/25/43	2,967
840	Series T-54, Class 3A, 7.000%, 02/25/43	988
5,953	Series T-56, Class A5, 5.231%, 05/25/43	6,756
619	Series T-57, Class 1A3, 7.500%, 07/25/43	750
243	Series T-57, Class 1AP, PO, 07/25/43	213
3,477	Series T-58, Class 4A, 7.500%, 09/25/43	4,288
279	Series T-58, Class APO, PO, 09/25/43	235
3,496	Series T-59, Class 1A2, 7.000%, 10/25/43	4,237
314	Series T-59, Class 1AP, PO, 10/25/43	258
5,858	Series T-62, Class 1A1, VAR, 1.814%, 10/25/44	5,929
15,871	Series T-76, Class 2A, VAR, 1.845%, 10/25/37	16,302
	FHLMC, Multifamily Structured Pass-Through Certificates,
70,000	Series K037, Class A2, 3.490%, 01/25/24	74,696
20,914	Series K038, Class A2, 3.389%, 03/25/24	22,213
23,597	Series K052, Class A2, 3.151%, 11/25/25	24,560
6,102	Series KJ02, Class A2, 2.597%, 09/25/20	6,234
21,382	Series KJ09, Class A2, 2.838%, 09/25/22	22,053
36,100	Series KPLB, Class A, 2.770%, 05/25/25	36,608

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
14,000		Series KS01, Class A2, 2.522%, 01/25/23	14,227
41,500		Series KSMC, Class A2, 2.615%, 01/25/23	42,313
		First Horizon Alternative Mortgage Securities Trust,
1,171		Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,010
9,786		Series 2007-FA4, Class 1A2, IF, IO, 4.659%, 08/25/37	1,979
		First Horizon Mortgage Pass-Through Trust,
512		Series 2004-AR2, Class 2A1, VAR, 3.243%, 05/25/34	507
257		Series 2004-AR7, Class 2A2, VAR, 2.906%, 02/25/35	257
1,576		Series 2005-AR1, Class 2A2, VAR, 3.173%, 04/25/35	1,593
		FNMA Grantor Trust,
940		Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	1,056
1,370		Series 2001-T3, Class A1, 7.500%, 11/25/40	1,612
1,420		Series 2002-T16, Class A2, 7.000%, 07/25/42	1,667
380		Series 2004-T1, Class 1A2, 6.500%, 01/25/44	440
2,732		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	3,220
1,610		Series 2004-T2, Class 2A, VAR, 3.612%, 07/25/43	1,705
3,703		Series 2004-T3, Class 1A2, 6.500%, 02/25/44	4,299
1,547		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	1,821
346		Series 2004-T3, Class PT1, VAR, 10.004%, 01/25/44	414
		FNMA REMIC,
1		Series 1988-7, Class Z, 9.250%, 04/25/18	1
9		Series 1989-70, Class G, 8.000%, 10/25/19	10
5		Series 1989-78, Class H, 9.400%, 11/25/19	5
6		Series 1989-83, Class H, 8.500%, 11/25/19	6
3		Series 1989-89, Class H, 9.000%, 11/25/19	3
4		Series 1990-1, Class D, 8.800%, 01/25/20	4
1		Series 1990-7, Class B, 8.500%, 01/25/20	2
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
2		Series 1990-63, Class H, 9.500%, 06/25/20	3
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
21		Series 1990-102, Class J, 6.500%, 08/25/20	22
11		Series 1990-120, Class H, 9.000%, 10/25/20	12
2		Series 1990-134, Class SC, HB, IF, 20.127%, 11/25/20	2
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
4		Series 1991-24, Class Z, 5.000%, 03/25/21	4
2		Series 1991-42, Class S, IF, 15.957%, 05/25/21	3
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
153		Series 1992-117, Class MA, 8.000%, 07/25/22	169
25		Series 1992-136, Class PK, 6.000%, 08/25/22	27
16		Series 1992-143, Class MA, 5.500%, 09/25/22	17
184		Series 1992-150, Class M, 8.000%, 09/25/22	204
57		Series 1992-163, Class M, 7.750%, 09/25/22	63
79		Series 1992-188, Class PZ, 7.500%, 10/25/22	87
38		Series 1993-21, Class KA, 7.700%, 03/25/23	42
90		Series 1993-25, Class J, 7.500%, 03/25/23	99
15		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	19
225		Series 1993-37, Class PX, 7.000%, 03/25/23	245
80		Series 1993-54, Class Z, 7.000%, 04/25/23	86
877		Series 1993-56, Class PZ, 7.000%, 05/25/23	962
38		Series 1993-62, Class SA, IF, 19.154%, 04/25/23	50

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
447	Series 1993-99, Class Z, 7.000%, 07/25/23	491
21	Series 1993-122, Class M, 6.500%, 07/25/23	23
456	Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	499
716	Series 1993-141, Class Z, 7.000%, 08/25/23	785
21	Series 1993-165, Class SD, IF, 13.620%, 09/25/23	25
26	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	29
38	Series 1993-178, Class PK, 6.500%, 09/25/23	41
18	Series 1993-179, Class SB, HB, IF, 27.164%, 10/25/23	27
12	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	15
568	Series 1993-183, Class KA, 6.500%, 10/25/23	631
246	Series 1993-189, Class PL, 6.500%, 10/25/23	269
34	Series 1993-205, Class H, PO, 09/25/23	32
57	Series 1993-225, Class UB, 6.500%, 12/25/23	63
17	Series 1993-230, Class FA, VAR, 1.591%, 12/25/23	17
47	Series 1993-247, Class FE, VAR, 1.982%, 12/25/23	47
57	Series 1993-247, Class SA, HB, IF, 28.284%, 12/25/23	84
22	Series 1993-247, Class SU, IF, 12.359%, 12/25/23	26
4	Series 1994-9, Class E, PO, 11/25/23	4
189	Series 1994-37, Class L, 6.500%, 03/25/24	207
1,035	Series 1994-40, Class Z, 6.500%, 03/25/24	1,134
1,523	Series 1994-62, Class PK, 7.000%, 04/25/24	1,668
689	Series 1994-63, Class PK, 7.000%, 04/25/24	770
38	Series 1995-2, Class Z, 8.500%, 01/25/25	44
214	Series 1995-19, Class Z, 6.500%, 11/25/23	237
364	Series 1996-14, Class SE, IF, IO, 8.330%, 08/25/23	65
381	Series 1996-48, Class Z, 7.000%, 11/25/26	424
31	Series 1996-59, Class J, 6.500%, 08/25/22	33
67	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	2
202	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	6
66	Series 1997-27, Class J, 7.500%, 04/18/27	77
95	Series 1997-29, Class J, 7.500%, 04/20/27	110
227	Series 1997-32, Class PG, 6.500%, 04/25/27	252
399	Series 1997-39, Class PD, 7.500%, 05/20/27	462
21	Series 1997-42, Class ZC, 6.500%, 07/18/27	23
368	Series 1997-61, Class ZC, 7.000%, 02/25/23	405
99	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	11
14	Series 1998-4, Class C, PO, 04/25/23	13
122	Series 1998-36, Class ZB, 6.000%, 07/18/28	138
69	Series 1998-43, Class SA, IF, IO, 17.540%, 04/25/23	22
112	Series 1998-66, Class SB, IF, IO, 7.168%, 12/25/28	15
77	Series 1999-17, Class C, 6.350%, 04/25/29	85
291	Series 1999-18, Class Z, 5.500%, 04/18/29	321
16	Series 1999-38, Class SK, IF, IO, 7.068%, 08/25/23	2
34	Series 1999-52, Class NS, HB, IF, 20.631%, 10/25/23	47
112	Series 1999-62, Class PB, 7.500%, 12/18/29	129
614	Series 2000-2, Class ZE, 7.500%, 02/25/30	714
223	Series 2000-20, Class SA, IF, IO, 8.118%, 07/25/30	41
28	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	6
131	Series 2001-4, Class PC, 7.000%, 03/25/21	138
87	Series 2001-7, Class PF, 7.000%, 03/25/31	102
221	Series 2001-30, Class PM, 7.000%, 07/25/31	258
391	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	87

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
404		Series 2001-36, Class DE, 7.000%, 08/25/31	465
580		Series 2001-44, Class MY, 7.000%, 09/25/31	679
106		Series 2001-44, Class PD, 7.000%, 09/25/31	122
94		Series 2001-44, Class PU, 7.000%, 09/25/31	110
761		Series 2001-48, Class Z, 6.500%, 09/25/21	816
95		Series 2001-49, Class Z, 6.500%, 09/25/31	108
76		Series 2001-52, Class KB, 6.500%, 10/25/31	84
701		Series 2001-60, Class PX, 6.000%, 11/25/31	797
297		Series 2001-60, Class QS, HB, IF, 21.064%, 09/25/31	459
721		Series 2001-61, Class Z, 7.000%, 11/25/31	845
23		Series 2001-72, Class SX, IF, 15.159%, 12/25/31	29
30		Series 2001-81, Class LO, PO, 01/25/32	27
287		Series 2002-1, Class G, 7.000%, 07/25/23	314
127		Series 2002-1, Class HC, 6.500%, 02/25/22	136
87		Series 2002-1, Class SA, HB, IF, 21.968%, 02/25/32	142
47		Series 2002-1, Class UD, HB, IF, 21.033%, 12/25/23	65
810		Series 2002-5, Class PK, 6.000%, 02/25/22	886
790		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	46
11		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	14
1,796		Series 2002-15, Class ZA, 6.000%, 04/25/32	2,041
23		Series 2002-21, Class LO, PO, 04/25/32	20
344		Series 2002-21, Class PE, 6.500%, 04/25/32	390
687		Series 2002-28, Class PK, 6.500%, 05/25/32	762
270		Series 2002-37, Class Z, 6.500%, 06/25/32	303
796		Series 2002-48, Class GH, 6.500%, 08/25/32	907
1,004		Series 2002-54, Class PG, 6.000%, 09/25/22	1,103
–	(h)	Series 2002-57, Class AE, 5.500%, 09/25/17	—	(h)
6		Series 2002-63, Class KC, 5.000%, 10/25/17	6
179		Series 2002-71, Class AP, 5.000%, 11/25/32	193
125		Series 2002-77, Class S, IF, 12.667%, 12/25/32	149
1,731		Series 2002-78, Class Z, 5.500%, 12/25/32	1,851
401		Series 2002-83, Class CS, 6.881%, 08/25/23	436
668		Series 2002-90, Class A1, 6.500%, 06/25/42	781
241		Series 2003-9, Class NZ, 6.500%, 02/25/33	270
329		Series 2003-14, Class TI, IO, 5.000%, 03/25/33	46
1,735		Series 2003-17, Class EQ, 5.500%, 03/25/23	1,880
2,711		Series 2003-22, Class UD, 4.000%, 04/25/33	2,879
3,205		Series 2003-23, Class EQ, 5.500%, 04/25/23	3,484
51		Series 2003-32, Class KC, 5.000%, 05/25/18	52
1,191		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	304
488		Series 2003-34, Class AX, 6.000%, 05/25/33	558
1,894		Series 2003-34, Class ED, 6.000%, 05/25/33	2,065
197		Series 2003-34, Class GB, 6.000%, 03/25/33	199
1,075		Series 2003-34, Class GE, 6.000%, 05/25/33	1,208
86		Series 2003-35, Class EA, PO, 05/25/33	77
128		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	29
770		Series 2003-39, Class LW, 5.500%, 05/25/23	829
148		Series 2003-42, Class GB, 4.000%, 05/25/33	156
780		Series 2003-47, Class PE, 5.750%, 06/25/33	879
183		Series 2003-52, Class SX, HB, IF, 20.005%, 10/25/31	255
301		Series 2003-64, Class SX, IF, 11.293%, 07/25/33	371
923		Series 2003-71, Class DS, IF, 6.157%, 08/25/33	1,006

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,993		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	553
1,365		Series 2003-73, Class HC, 5.500%, 08/25/33	1,528
81		Series 2003-74, Class SH, IF, 8.403%, 08/25/33	96
–	(h)	Series 2003-80, Class SY, IF, IO, 6.668%, 06/25/23	—	(h)
283		Series 2003-81, Class HC, 4.750%, 09/25/18	287
532		Series 2003-83, Class PG, 5.000%, 06/25/23	542
224		Series 2003-91, Class SD, IF, 10.849%, 09/25/33	265
10,046		Series 2003-105, Class AZ, 5.500%, 10/25/33	11,278
1,576		Series 2003-116, Class SB, IF, IO, 6.618%, 11/25/33	325
7,871		Series 2003-122, Class ZJ, 6.000%, 12/25/33	9,130
307		Series 2003-130, Class CS, IF, 12.137%, 12/25/33	337
80		Series 2003-130, Class SX, IF, 10.047%, 01/25/34	95
180		Series 2003-131, Class SK, IF, 14.219%, 01/25/34	218
82		Series 2003-132, Class OA, PO, 08/25/33	77
1,014		Series 2004-4, Class QI, IF, IO, 6.118%, 06/25/33	82
754		Series 2004-4, Class QM, IF, 12.219%, 06/25/33	862
404		Series 2004-10, Class SC, HB, IF, 24.638%, 02/25/34	456
2,656		Series 2004-17, Class H, 5.500%, 04/25/34	2,965
75		Series 2004-21, Class AE, 4.000%, 04/25/19	76
830		Series 2004-25, Class SA, IF, 16.825%, 04/25/34	1,152
1,407		Series 2004-28, Class PF, VAR, 1.424%, 03/25/34	1,408
3,183		Series 2004-36, Class FA, VAR, 1.382%, 05/25/34	3,200
264		Series 2004-36, Class PC, 5.500%, 02/25/34	272
1,361		Series 2004-36, Class SA, IF, 16.825%, 05/25/34	2,014
221		Series 2004-36, Class SN, IF, 12.219%, 07/25/33	238
1,534		Series 2004-46, Class EP, PO, 03/25/34	1,414
301		Series 2004-46, Class QB, HB, IF, 20.038%, 05/25/34	439
224		Series 2004-46, Class SK, IF, 13.800%, 05/25/34	282
5,428		Series 2004-50, Class VZ, 5.500%, 07/25/34	5,994
200		Series 2004-51, Class SY, IF, 12.259%, 07/25/34	258
190		Series 2004-53, Class NC, 5.500%, 07/25/24	205
152		Series 2004-59, Class BG, PO, 12/25/32	138
86		Series 2004-61, Class SH, IF, 19.896%, 11/25/32	126
231		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	271
1,763		Series 2004-65, Class EY, 5.500%, 08/25/24	1,920
209		Series 2004-74, Class SW, IF, 13.543%, 11/25/31	287
509		Series 2004-79, Class S, IF, 17.100%, 08/25/32	557
233		Series 2004-79, Class SP, IF, 17.100%, 11/25/34	275
84		Series 2004-81, Class AC, 4.000%, 11/25/19	85
2,791		Series 2004-81, Class JG, 5.000%, 11/25/24	3,012
1,725		Series 2004-87, Class F, VAR, 1.732%, 01/25/34	1,761
1,467		Series 2005-25, Class PF, VAR, 1.332%, 04/25/35	1,470
123		Series 2005-42, Class PS, IF, 14.546%, 05/25/35	150
12		Series 2005-52, Class PA, 6.500%, 06/25/35	12
1,043		Series 2005-56, Class S, IF, IO, 5.719%, 07/25/35	169
479		Series 2005-56, Class TP, IF, 15.205%, 08/25/33	602
117		Series 2005-57, Class CD, HB, IF, 21.444%, 01/25/35	139
1		Series 2005-57, Class DC, IF, 18.585%, 12/25/34	1
455		Series 2005-59, Class SU, HB, IF, 20.382%, 06/25/35	656
385		Series 2005-66, Class SG, IF, 14.921%, 07/25/35	523
1,627		Series 2005-67, Class EY, 5.500%, 08/25/25	1,789
1,493		Series 2005-68, Class PG, 5.500%, 08/25/35	1,660

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
401	Series 2005-68, Class UC, 5.000%, 06/25/35	414
678	Series 2005-72, Class SB, IF, 14.421%, 08/25/35	880
536	Series 2005-73, Class PS, IF, 14.246%, 08/25/35	701
8,878	Series 2005-73, Class ZB, 5.500%, 08/25/35	9,249
393	Series 2005-74, Class CP, HB, IF, 21.151%, 05/25/35	526
1,711	Series 2005-74, Class CS, IF, 17.320%, 05/25/35	2,254
1,176	Series 2005-74, Class SK, IF, 17.430%, 05/25/35	1,561
172	Series 2005-75, Class SV, HB, IF, 20.273%, 09/25/35	249
1,469	Series 2005-84, Class XM, 5.750%, 10/25/35	1,633
605	Series 2005-90, Class ES, IF, 14.421%, 10/25/35	770
227	Series 2005-90, Class PO, PO, 09/25/35	216
991	Series 2005-93, Class MF, VAR, 1.232%, 08/25/34	990
3,017	Series 2005-106, Class US, HB, IF, 20.935%, 11/25/35	4,472
288	Series 2005-109, Class PC, 6.000%, 12/25/35	319
5,075	Series 2005-110, Class GL, 5.500%, 12/25/35	5,810
1,146	Series 2005-121, Class DX, 5.500%, 01/25/26	1,225
3,338	Series 2006-8, Class JZ, 5.500%, 03/25/36	3,746
8,639	Series 2006-8, Class WN, IF, IO, 5.718%, 03/25/36	1,735
2,356	Series 2006-8, Class WQ, PO, 03/25/36	2,038
206	Series 2006-11, Class PS, HB, IF, 20.967%, 03/25/36	301
3,122	Series 2006-12, Class BZ, 5.500%, 03/25/36	3,498
133	Series 2006-15, Class OT, PO, 01/25/36	128
1,026	Series 2006-16, Class HZ, 5.500%, 03/25/36	1,093
264	Series 2006-16, Class OA, PO, 03/25/36	236
810	Series 2006-22, Class AO, PO, 04/25/36	711
1,452	Series 2006-23, Class FK, VAR, 1.232%, 04/25/36	1,440
398	Series 2006-23, Class KO, PO, 04/25/36	361
856	Series 2006-27, Class OH, PO, 04/25/36	778
262	Series 2006-33, Class LS, HB, IF, 25.732%, 05/25/36	443
557	Series 2006-39, Class WC, 5.500%, 01/25/36	607
637	Series 2006-43, Class DO, PO, 06/25/36	593
213	Series 2006-43, Class PO, PO, 06/25/36	196
445	Series 2006-44, Class GO, PO, 06/25/36	406
1,172	Series 2006-44, Class P, PO, 12/25/33	1,075
510	Series 2006-46, Class FW, VAR, 1.382%, 06/25/36	509
82	Series 2006-46, Class SW, HB, IF, 20.600%, 06/25/36	109
789	Series 2006-46, Class UC, 5.500%, 12/25/35	843
1,476	Series 2006-50, Class JO, PO, 06/25/36	1,362
1,883	Series 2006-50, Class PS, PO, 06/25/36	1,724
1,855	Series 2006-53, Class US, IF, IO, 5.589%, 06/25/36	289
4,202	Series 2006-56, Class FC, VAR, 1.272%, 07/25/36	4,195
140	Series 2006-58, Class AP, PO, 07/25/36	130
444	Series 2006-58, Class FL, VAR, 1.442%, 07/25/36	446
643	Series 2006-58, Class IG, IF, IO, 5.538%, 07/25/36	115
275	Series 2006-58, Class PO, PO, 07/25/36	253
136	Series 2006-59, Class QO, PO, 01/25/33	134
244	Series 2006-60, Class AK, HB, IF, 24.873%, 07/25/36	424
845	Series 2006-60, Class DO, PO, 04/25/35	822
197	Series 2006-62, Class PS, HB, IF, 33.759%, 07/25/36	354
2,876	Series 2006-63, Class ZH, 6.500%, 07/25/36	3,370
509	Series 2006-65, Class QO, PO, 07/25/36	453
6,073	Series 2006-71, Class ZL, 6.000%, 07/25/36	6,873

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
924	Series 2006-72, Class GO, PO, 08/25/36	846
182	Series 2006-72, Class TO, PO, 08/25/36	169
2,143	Series 2006-77, Class PC, 6.500%, 08/25/36	2,431
413	Series 2006-78, Class BZ, 6.500%, 08/25/36	465
1,596	Series 2006-79, Class DF, VAR, 1.332%, 08/25/36	1,597
378	Series 2006-79, Class DO, PO, 08/25/36	344
504	Series 2006-79, Class OP, PO, 08/25/36	470
261	Series 2006-85, Class MZ, 6.500%, 09/25/36	293
504	Series 2006-86, Class OB, PO, 09/25/36	467
498	Series 2006-90, Class AO, PO, 09/25/36	457
223	Series 2006-94, Class GK, HB, IF, 28.132%, 10/25/26	345
312	Series 2006-95, Class SG, HB, IF, 22.273%, 10/25/36	458
133	Series 2006-109, Class PO, PO, 11/25/36	122
804	Series 2006-110, Class PO, PO, 11/25/36	722
360	Series 2006-111, Class EO, PO, 11/25/36	326
368	Series 2006-113, Class PO, PO, 07/25/36	357
93	Series 2006-115, Class ES, HB, IF, 22.466%, 12/25/36	139
428	Series 2006-115, Class OK, PO, 12/25/36	370
2,009	Series 2006-117, Class GS, IF, IO, 5.668%, 12/25/36	291
1,157	Series 2006-118, Class A1, VAR, 1.042%, 12/25/36	1,138
4,611	Series 2006-118, Class A2, VAR, 1.042%, 12/25/36	4,530
176	Series 2006-119, Class PO, PO, 12/25/36	161
602	Series 2006-128, Class BP, 5.500%, 01/25/37	638
403	Series 2006-128, Class PO, PO, 01/25/37	362
1,307	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	209
73	Series 2007-1, Class SD, HB, IF, 32.859%, 02/25/37	222
810	Series 2007-7, Class SG, IF, IO, 5.518%, 08/25/36	218
1,439	Series 2007-10, Class FD, VAR, 1.232%, 02/25/37	1,433
3,170	Series 2007-14, Class ES, IF, IO, 5.449%, 03/25/37	582
351	Series 2007-14, Class OP, PO, 03/25/37	315
313	Series 2007-15, Class NO, PO, 03/25/22	303
907	Series 2007-16, Class FC, VAR, 1.774%, 03/25/37	925
1,194	Series 2007-18, Class MZ, 6.000%, 03/25/37	1,294
124	Series 2007-22, Class SC, IF, IO, 5.098%, 03/25/37	14
1,209	Series 2007-28, Class EO, PO, 04/25/37	1,123
696	Series 2007-29, Class SG, IF, 19.394%, 04/25/37	1,010
1,132	Series 2007-35, Class SI, IF, IO, 5.118%, 04/25/37	108
226	Series 2007-42, Class AO, PO, 05/25/37	209
2,933	Series 2007-42, Class B, 6.000%, 05/25/37	3,284
664	Series 2007-43, Class FL, VAR, 1.282%, 05/25/37	663
2,460	Series 2007-53, Class SH, IF, IO, 5.118%, 06/25/37	411
3,977	Series 2007-54, Class FA, VAR, 1.424%, 06/25/37	3,977
848	Series 2007-54, Class WI, IF, IO, 5.109%, 06/25/37	133
8,770	Series 2007-60, Class AX, IF, IO, 6.168%, 07/25/37	1,944
526	Series 2007-62, Class SE, IF, 14.046%, 07/25/37	660
779	Series 2007-64, Class FB, VAR, 1.361%, 07/25/37	780
2,339	Series 2007-65, Class KI, IF, IO, 5.629%, 07/25/37	250
854	Series 2007-67, Class PO, PO, 07/25/37	786
1,999	Series 2007-70, Class Z, 5.500%, 07/25/37	2,240
5,178	Series 2007-72, Class EK, IF, IO, 5.376%, 07/25/37	786
1,115	Series 2007-76, Class AZ, 5.500%, 08/25/37	1,206
1,193	Series 2007-76, Class ZG, 6.000%, 08/25/37	1,320

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
884	Series 2007-77, Class FG, VAR, 1.482%, 03/25/37	887
310	Series 2007-78, Class CB, 6.000%, 08/25/37	347
1,230	Series 2007-78, Class PE, 6.000%, 08/25/37	1,368
732	Series 2007-79, Class SB, HB, IF, 20.417%, 08/25/37	1,097
1,863	Series 2007-81, Class GE, 6.000%, 08/25/37	2,022
175	Series 2007-85, Class SL, IF, 13.696%, 09/25/37	232
2,665	Series 2007-88, Class VI, IF, IO, 5.516%, 09/25/37	558
3,021	Series 2007-91, Class ES, IF, IO, 5.469%, 10/25/37	535
406	Series 2007-92, Class YA, 6.500%, 06/25/37	454
677	Series 2007-92, Class YS, IF, IO, 4.798%, 06/25/37	103
465	Series 2007-97, Class FC, VAR, 1.482%, 07/25/37	467
1,996	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	249
308	Series 2007-98, Class FB, VAR, 1.432%, 06/25/37	320
2,625	Series 2007-100, Class SM, IF, IO, 5.426%, 10/25/37	460
8,556	Series 2007-101, Class A2, VAR, 1.232%, 06/27/36	8,385
1,005	Series 2007-106, Class A7, VAR, 6.182%, 10/25/37	1,120
116	Series 2007-108, Class SA, IF, IO, 5.378%, 12/25/37	12
3,404	Series 2007-109, Class AI, IF, IO, 5.418%, 12/25/37	485
2,299	Series 2007-112, Class MJ, 6.500%, 12/25/37	2,627
2,788	Series 2007-112, Class SA, IF, IO, 5.459%, 12/25/37	540
7,463	Series 2007-116, Class HI, IO, VAR, 1.781%, 01/25/38	419
2,965	Series 2008-1, Class BI, IF, IO, 4.886%, 02/25/38	489
5,179	Series 2008-4, Class SD, IF, IO, 5.018%, 02/25/38	958
774	Series 2008-10, Class XI, IF, IO, 5.248%, 03/25/38	95
784	Series 2008-16, Class IS, IF, IO, 5.218%, 03/25/38	117
634	Series 2008-18, Class FA, VAR, 1.882%, 03/25/38	647
331	Series 2008-18, Class SP, IF, 11.953%, 03/25/38	397
1,304	Series 2008-20, Class SA, IF, IO, 5.999%, 03/25/38	233
1,093	Series 2008-27, Class SN, IF, IO, 5.909%, 04/25/38	163
408	Series 2008-28, Class QS, IF, 17.755%, 04/25/38	546
744	Series 2008-32, Class SA, IF, IO, 5.868%, 04/25/38	92
276	Series 2008-42, Class AO, PO, 09/25/36	259
29	Series 2008-44, Class PO, PO, 05/25/38	27
3,288	Series 2008-46, Class HI, IO, VAR, 2.163%, 06/25/38	193
516	Series 2008-47, Class SI, IF, IO, 5.518%, 06/25/23	36
732	Series 2008-53, Class CI, IF, IO, 6.209%, 07/25/38	116
3,497	Series 2008-55, Class S, IF, IO, 6.618%, 07/25/28	519
649	Series 2008-56, Class AC, 5.000%, 07/25/38	704
717	Series 2008-60, Class JC, 5.000%, 07/25/38	788
1,237	Series 2008-61, Class BH, 4.500%, 07/25/23	1,318
252	Series 2008-76, Class GF, VAR, 1.632%, 09/25/23	252
2,641	Series 2008-80, Class SA, IF, IO, 4.868%, 09/25/38	352
1,479	Series 2008-81, Class SB, IF, IO, 4.868%, 09/25/38	204
126	Series 2009-4, Class BD, 4.500%, 02/25/39	132
1,811	Series 2009-6, Class GS, IF, IO, 5.568%, 02/25/39	361
689	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	36
3,096	Series 2009-11, Class NB, 5.000%, 03/25/29	3,355
352	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	10
1,314	Series 2009-17, Class QS, IF, IO, 5.668%, 03/25/39	209
253	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	9
2,379	Series 2009-19, Class PW, 4.500%, 10/25/36	2,570
67	Series 2009-47, Class MT, 7.000%, 07/25/39	74

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,214	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	239
4,599	Series 2009-59, Class HB, 5.000%, 08/25/39	5,074
5,414	Series 2009-60, Class HT, 6.000%, 08/25/39	6,149
95	Series 2009-63, Class P, 5.000%, 03/25/37	103
3,530	Series 2009-65, Class MT, 5.000%, 09/25/39	3,794
2,308	Series 2009-69, Class WA, VAR, 6.023%, 09/25/39	2,644
1,251	Series 2009-70, Class CO, PO, 01/25/37	1,094
1,074	Series 2009-84, Class WS, IF, IO, 4.909%, 10/25/39	140
2,766	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	485
7,498	Series 2009-86, Class OT, PO, 10/25/37	6,490
1,170	Series 2009-99, Class SC, IF, IO, 5.156%, 12/25/39	155
3,583	Series 2009-99, Class WA, VAR, 6.300%, 12/25/39	4,087
5,408	Series 2009-103, Class MB, VAR, 3.275%, 12/25/39	5,769
2,060	Series 2009-112, Class ST, IF, IO, 5.268%, 01/25/40	335
669	Series 2009-113, Class AO, PO, 01/25/40	587
894	Series 2010-1, Class WA, VAR, 6.217%, 02/25/40	1,014
2,938	Series 2010-16, Class WA, VAR, 6.443%, 03/25/40	3,404
2,682	Series 2010-16, Class WB, VAR, 6.226%, 03/25/40	3,079
1,849	Series 2010-35, Class SB, IF, IO, 5.438%, 04/25/40	284
1,964	Series 2010-35, Class SJ, IF, 14.394%, 04/25/40	2,727
327	Series 2010-39, Class OT, PO, 10/25/35	299
1,197	Series 2010-40, Class FJ, VAR, 1.624%, 04/25/40	1,206
916	Series 2010-42, Class S, IF, IO, 5.409%, 05/25/40	137
1,247	Series 2010-43, Class FD, VAR, 1.582%, 05/25/40	1,257
267	Series 2010-45, Class BD, 4.500%, 11/25/38	271
4,431	Series 2010-49, Class SC, IF, 10.679%, 03/25/40	5,368
8,753	Series 2010-58, Class MB, 5.500%, 06/25/40	9,432
1,083	Series 2010-63, Class AP, PO, 06/25/40	966
10,329	Series 2010-64, Class DM, 5.000%, 06/25/40	11,260
5,053	Series 2010-71, Class HJ, 5.500%, 07/25/40	5,696
1,794	Series 2010-102, Class PN, 5.000%, 09/25/40	2,050
1,316	Series 2010-103, Class SB, IF, IO, 5.118%, 11/25/49	174
2,941	Series 2010-111, Class AE, 5.500%, 04/25/38	2,983
17,488	Series 2010-111, Class AM, 5.500%, 10/25/40	19,827
10,145	Series 2010-125, Class SA, IF, IO, 3.458%, 11/25/40	876
8,901	Series 2010-147, Class SA, IF, IO, 5.539%, 01/25/41	1,858
1,676	Series 2010-148, Class MA, 4.000%, 02/25/39	1,718
1,667	Series 2011-2, Class WA, VAR, 5.820%, 02/25/51	1,823
282	Series 2011-17, Class EF, VAR, 1.282%, 07/25/25	283
3,810	Series 2011-19, Class ZY, 6.500%, 07/25/36	4,424
767	Series 2011-22, Class MA, 6.500%, 04/25/38	826
17,605	Series 2011-30, Class LS, IO, VAR, 1.969%, 04/25/41	1,057
9,416	Series 2011-31, Class DB, 3.500%, 04/25/31	9,973
5,021	Series 2011-39, Class ZA, 6.000%, 11/25/32	5,718
3,288	Series 2011-47, Class ZA, 5.500%, 07/25/38	3,630
453	Series 2011-58, Class WA, VAR, 5.475%, 07/25/51	504
2,958	Series 2011-75, Class FA, VAR, 1.532%, 08/25/41	2,991
2,595	Series 2011-101, Class FM, VAR, 1.532%, 01/25/41	2,610
1,222	Series 2011-111, Class DF, VAR, 1.382%, 12/25/38	1,225
16,221	Series 2011-118, Class LB, 7.000%, 11/25/41	19,128
21,566	Series 2011-118, Class MT, 7.000%, 11/25/41	25,435
18,174	Series 2011-118, Class NT, 7.000%, 11/25/41	21,037

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
940		Series 2011-149, Class EF, VAR, 1.482%, 07/25/41	945
3,392		Series 2011-149, Class MF, VAR, 1.482%, 11/25/41	3,412
3,151		Series 2012-14, Class FB, VAR, 1.432%, 08/25/37	3,164
32,694		Series 2012-47, Class HF, VAR, 1.382%, 05/25/27	32,893
4,969		Series 2012-87, Class KF, VAR, 1.432%, 09/25/37	4,996
3,752		Series 2012-89, Class FD, VAR, 1.432%, 04/25/39	3,778
9,734		Series 2012-97, Class FB, VAR, 1.482%, 09/25/42	9,577
4,254		Series 2012-99, Class FA, VAR, 1.432%, 09/25/42	4,241
2,590		Series 2012-101, Class FC, VAR, 1.482%, 09/25/42	2,601
8,431		Series 2012-108, Class F, VAR, 1.482%, 10/25/42	8,479
5,261		Series 2013-4, Class AJ, 3.500%, 02/25/43	5,466
6,000		Series 2013-81, Class TA, 3.000%, 02/25/43	5,839
15,180		Series 2013-92, Class PO, PO, 09/25/43	12,537
7,887		Series 2013-100, Class WB, 3.000%, 10/25/33	7,895
11,662		Series 2013-101, Class DO, PO, 10/25/43	9,262
25,094		Series 2013-128, Class PO, PO, 12/25/43	20,683
10,414		Series 2013-135, Class PO, PO, 01/25/44	8,901
3		Series G-14, Class L, 8.500%, 06/25/21	3
–	(h)	Series G-17, Class S, HB, VAR, 980.012%, 06/25/21	—	(h)
13		Series G-18, Class Z, 8.750%, 06/25/21	14
7		Series G-28, Class S, IF, 14.118%, 09/25/21	7
24		Series G-35, Class M, 8.750%, 10/25/21	25
3		Series G-51, Class SA, HB, IF, 23.814%, 12/25/21	4
–	(h)	Series G92-27, Class SQ, HB, IF, 756.930%, 05/25/22	2
133		Series G92-35, Class E, 7.500%, 07/25/22	145
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	1
12		Series G92-42, Class Z, 7.000%, 07/25/22	13
7		Series G92-44, Class ZQ, 8.000%, 07/25/22	8
12		Series G92-52, Class FD, VAR, 1.002%, 09/25/22	12
115		Series G92-54, Class ZQ, 7.500%, 09/25/22	125
10		Series G92-59, Class F, VAR, 1.316%, 10/25/22	10
24		Series G92-61, Class Z, 7.000%, 10/25/22	26
18		Series G92-62, Class B, PO, 10/25/22	17
88		Series G93-1, Class KA, 7.900%, 01/25/23	97
35		Series G93-5, Class Z, 6.500%, 02/25/23	38
26		Series G93-14, Class J, 6.500%, 03/25/23	29
61		Series G93-17, Class SI, IF, 6.000%, 04/25/23	68
53		Series G93-27, Class FD, VAR, 1.862%, 08/25/23	54
13		Series G93-37, Class H, PO, 09/25/23	13
66		Series G95-1, Class C, 8.800%, 01/25/25	76
		FNMA REMIC Trust,
1,221		Series 2003-W1, Class 1A1, VAR, 5.555%, 12/25/42	1,340
324		Series 2003-W1, Class 2A, VAR, 6.137%, 12/25/42	373
183		Series 2003-W4, Class 2A, VAR, 6.161%, 10/25/42	217
6,098		Series 2004-W10, Class A6, 5.750%, 08/25/34	6,980
999		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,146
1,741		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	2,008
1,617		Series 2006-W3, Class 2A, 6.000%, 09/25/46	1,845
385		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	440
406		Series 2007-W5, Class PO, PO, 06/25/37	366
297		Series 2007-W7, Class 1A4, HB, IF, 33.039%, 07/25/37	430
225		Series 2007-W10, Class 2A, VAR, 6.359%, 08/25/47	252

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
8,071		Series 2009-W1, Class A, 6.000%, 12/25/49	9,206
		FNMA STRIPS,
–	(h)	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
–	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
11		Series 218, Class 2, IO, 7.500%, 04/25/23	2
9		Series 265, Class 2, 9.000%, 03/25/24	10
855		Series 300, Class 1, PO, 09/25/24	801
125		Series 329, Class 1, PO, 01/25/33	113
84		Series 339, Class 18, IO, 4.500%, 07/25/18	1
118		Series 339, Class 21, IO, 4.500%, 08/25/18	2
37		Series 339, Class 28, IO, 5.500%, 08/25/18	—	(h)
164		Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	29
653		Series 365, Class 8, IO, 5.500%, 05/25/36	142
31		Series 368, Class 3, IO, 4.500%, 11/25/20	1
441		Series 374, Class 5, IO, 5.500%, 08/25/36	99
448		Series 383, Class 33, IO, 6.000%, 01/25/38	86
188		Series 393, Class 6, IO, 5.500%, 04/25/37	34
23,459		Series 411, Class F1, VAR, 1.532%, 08/25/42	23,679
8,748		Series 412, Class F2, VAR, 1.482%, 08/25/42	8,782
		FNMA Trust,
1,148		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	1,339
661		Series 2003-W2, Class 2A9, 5.900%, 07/25/42	741
4,322		Series 2003-W6, Class 2A4, 5.204%, 09/25/42	4,891
1,790		Series 2003-W6, Class 3A, 6.500%, 09/25/42	2,034
2,150		Series 2003-W8, Class 2A, 7.000%, 10/25/42	2,529
401		Series 2003-W8, Class 3F1, VAR, 1.424%, 05/25/42	396
2,814		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	3,312
678		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	795
674		Series 2004-W8, Class 3A, 7.500%, 06/25/44	795
1,835		Series 2004-W15, Class 2AF, VAR, 1.232%, 08/25/44	1,821
14,795		Series 2005-W3, Class 2AF, VAR, 1.202%, 03/25/45	14,429
838		Series 2005-W4, Class 1A1, 6.000%, 08/25/45	955
7,087		Series 2006-W2, Class 1AF1, VAR, 1.202%, 02/25/46	7,081
2,160		Series 2006-W2, Class 2A, VAR, 2.656%, 11/25/45	2,295
13,552		FNMA, Whole Loan, Series 2007-W1, Class 1AF1, VAR, 1.251%, 11/25/46	13,576
		FREMF Mortgage Trust,
4,469		Series 2013-K31, Class C, VAR, 3.629%, 07/25/46 (e)	4,429
5,000		Series 2015-K47, Class B, VAR, 3.601%, 06/25/48 (e)	5,024
8,451		Series 2016-K56, Class B, VAR, 3.938%, 06/25/49 (e)	8,529
11,070		Series 2016-K722, Class B, VAR, 3.835%, 07/25/49 (e)	11,351
		GMACM Mortgage Loan Trust,
3,268		Series 2003-AR1, Class A4, VAR, 3.625%, 10/19/33	3,234
2,389		Series 2003-AR2, Class 2A4, VAR, 3.722%, 12/19/33	2,368
100		Series 2003-J8, Class A, 5.250%, 12/25/33	101
1,925		Series 2005-AR3, Class 3A4, VAR, 3.594%, 06/19/35	1,882
		GNMA,
1,346		Series 1994-7, Class PQ, 6.500%, 10/16/24	1,465
1,260		Series 1999-4, Class ZB, 6.000%, 02/20/29	1,406
133		Series 1999-30, Class S, IF, IO, 7.606%, 08/16/29	28
144		Series 2000-9, Class Z, 8.000%, 06/20/30	169
1,536		Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,792
1,368		Series 2000-21, Class Z, 9.000%, 03/16/30	1,588
217		Series 2000-31, Class Z, 9.000%, 10/20/30	260
137		Series 2000-35, Class ZA, 9.000%, 11/20/30	166

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
13	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2
63	Series 2001-6, Class SD, IF, IO, 7.556%, 03/16/31	18
663	Series 2001-22, Class PS, IF, 18.406%, 03/17/31	983
177	Series 2001-35, Class SA, IF, IO, 7.322%, 08/16/31	51
164	Series 2001-36, Class S, IF, IO, 7.058%, 08/16/31	48
641	Series 2002-24, Class AG, IF, IO, 6.956%, 04/16/32	120
59	Series 2002-24, Class SB, IF, 10.436%, 04/16/32	72
76	Series 2002-31, Class S, IF, IO, 7.772%, 01/16/31	17
1,214	Series 2002-31, Class SE, IF, IO, 6.572%, 04/16/30	184
22	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	27
2,418	Series 2002-45, Class QE, 6.500%, 06/20/32	2,767
744	Series 2002-47, Class PG, 6.500%, 07/16/32	862
255	Series 2002-47, Class PY, 6.000%, 07/20/32	284
1,223	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,435
836	Series 2002-52, Class GH, 6.500%, 07/20/32	989
15	Series 2002-70, Class PS, IF, IO, 6.722%, 08/20/32	—	(h)
1,265	Series 2002-75, Class PB, 6.000%, 11/20/32	1,445
628	Series 2003-11, Class SK, IF, IO, 6.706%, 02/16/33	105
287	Series 2003-12, Class SP, IF, IO, 6.722%, 02/20/33	67
100	Series 2003-24, Class PO, PO, 03/16/33	91
2,810	Series 2003-25, Class PZ, 5.500%, 04/20/33	3,128
2,453	Series 2003-40, Class TJ, 6.500%, 03/20/33	2,789
947	Series 2003-46, Class MG, 6.500%, 05/20/33	1,091
720	Series 2003-46, Class TC, 6.500%, 03/20/33	814
493	Series 2003-52, Class AP, PO, 06/16/33	431
1,304	Series 2003-58, Class BE, 6.500%, 01/20/33	1,483
1,649	Series 2003-75, Class ZX, 6.000%, 09/16/33	1,868
79	Series 2003-90, Class PO, PO, 10/20/33	71
1,110	Series 2003-97, Class SA, IF, IO, 5.622%, 11/16/33	154
980	Series 2003-112, Class SA, IF, IO, 5.556%, 12/16/33	182
170	Series 2003-114, Class SH, IF, 13.001%, 11/17/32	202
475	Series 2004-28, Class S, IF, 17.110%, 04/16/34	685
878	Series 2004-46, Class PO, PO, 06/20/34	809
3,224	Series 2004-49, Class Z, 6.000%, 06/20/34	3,644
400	Series 2004-71, Class SB, HB, IF, 24.660%, 09/20/34	642
400	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	439
453	Series 2004-73, Class AE, IF, 12.808%, 08/17/34	517
3,281	Series 2004-73, Class JL, IF, IO, 5.622%, 09/16/34	558
86	Series 2004-83, Class AP, IF, 12.108%, 10/16/34	98
112	Series 2004-87, Class SB, IF, 6.526%, 03/17/33	117
319	Series 2004-89, Class LS, HB, IF, 20.737%, 10/16/34	482
5,061	Series 2004-90, Class SI, IF, IO, 5.090%, 10/20/34	733
2,592	Series 2004-96, Class SC, IF, IO, 5.102%, 11/20/34	364
3,542	Series 2005-3, Class SK, IF, IO, 5.772%, 01/20/35	545
91	Series 2005-7, Class JM, IF, 14.678%, 05/18/34	110
711	Series 2005-35, Class FL, VAR, 1.328%, 03/20/32	711
125	Series 2005-44, Class SP, IF, 10.243%, 10/20/34	136
372	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	83
27	Series 2005-65, Class SA, IF, 18.906%, 08/20/35	34
183	Series 2005-66, Class SP, IF, 17.739%, 08/16/35	268
1,532	Series 2005-68, Class DP, IF, 14.037%, 06/17/35	1,909
7,311	Series 2005-68, Class KI, IF, IO, 5.307%, 09/20/35	1,202

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,362	Series 2005-72, Class AZ, 5.500%, 09/20/35	2,611
429	Series 2005-82, Class PO, PO, 10/20/35	377
690	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	132
591	Series 2006-16, Class OP, PO, 03/20/36	545
518	Series 2006-20, Class QA, 5.750%, 02/20/36	554
814	Series 2006-22, Class AO, PO, 05/20/36	748
3,368	Series 2006-33, Class Z, 6.500%, 07/20/36	3,946
117	Series 2006-34, Class PO, PO, 07/20/36	107
121	Series 2006-38, Class SW, IF, IO, 5.522%, 06/20/36	11
4,425	Series 2006-38, Class ZK, 6.500%, 08/20/36	5,149
2,061	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,274
997	Series 2006-59, Class SD, IF, IO, 5.707%, 10/20/36	149
1,763	Series 2006-65, Class SA, IF, IO, 5.822%, 11/20/36	332
1,855	Series 2007-9, Class CI, IF, IO, 5.222%, 03/20/37	347
2,852	Series 2007-17, Class JI, IF, IO, 5.882%, 04/16/37	549
1,106	Series 2007-17, Class JO, PO, 04/16/37	979
1,076	Series 2007-19, Class SD, IF, IO, 5.222%, 04/20/37	159
683	Series 2007-25, Class FN, VAR, 1.228%, 05/16/37	681
2,204	Series 2007-26, Class SC, IF, IO, 5.207%, 05/20/37	360
1,984	Series 2007-27, Class SD, IF, IO, 5.222%, 05/20/37	312
174	Series 2007-28, Class BO, PO, 05/20/37	151
2,981	Series 2007-35, Class PO, PO, 06/16/37	2,772
389	Series 2007-36, Class HO, PO, 06/16/37	356
1,669	Series 2007-36, Class SE, IF, IO, 5.476%, 06/16/37	290
1,724	Series 2007-36, Class SJ, IF, IO, 5.272%, 06/20/37	230
1,720	Series 2007-40, Class SD, IF, IO, 5.772%, 07/20/37	279
2,505	Series 2007-40, Class SN, IF, IO, 5.702%, 07/20/37	417
2,431	Series 2007-45, Class QA, IF, IO, 5.662%, 07/20/37	400
620	Series 2007-50, Class AI, IF, IO, 5.797%, 08/20/37	113
1,599	Series 2007-53, Class ES, IF, IO, 5.540%, 09/20/37	261
436	Series 2007-53, Class SW, IF, 17.270%, 09/20/37	593
2,335	Series 2007-57, Class PO, PO, 03/20/37	2,132
2,119	Series 2007-67, Class SI, IF, IO, 5.532%, 11/20/37	330
381	Series 2007-71, Class SB, IF, IO, 5.707%, 07/20/36	11
1,666	Series 2007-72, Class US, IF, IO, 5.540%, 11/20/37	280
1,893	Series 2007-73, Class MI, IF, IO, 5.022%, 11/20/37	318
1,780	Series 2007-74, Class SL, IF, IO, 5.612%, 11/16/37	261
3,641	Series 2007-76, Class SB, IF, IO, 5.522%, 11/20/37	612
2,642	Series 2007-79, Class SY, IF, IO, 5.572%, 12/20/37	457
124	Series 2008-1, Class PO, PO, 01/20/38	107
210	Series 2008-7, Class SK, IF, 17.015%, 11/20/37	304
296	Series 2008-7, Class SP, IF, 11.443%, 10/20/37	375
414	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	73
385	Series 2008-20, Class PO, PO, 09/20/37	369
420	Series 2008-29, Class PO, PO, 02/17/33	402
2,832	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	353
977	Series 2008-33, Class XS, IF, IO, 6.772%, 04/16/38	187
3,595	Series 2008-36, Class AY, 5.000%, 04/16/23	3,677
2,578	Series 2008-36, Class SH, IF, IO, 5.307%, 04/20/38	386
8,310	Series 2008-40, Class SA, IF, IO, 5.406%, 05/16/38	1,443
33	Series 2008-43, Class NA, 5.500%, 11/20/37	34
1,287	Series 2008-50, Class KB, 6.000%, 06/20/38	1,468

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
644	Series 2008-55, Class SA, IF, IO, 5.207%, 06/20/38	99
2,306	Series 2008-60, Class CS, IF, IO, 5.172%, 07/20/38	363
88	Series 2008-60, Class PO, PO, 01/20/38	87
2,530	Series 2008-69, Class QD, 5.750%, 07/20/38	2,699
835	Series 2008-71, Class SC, IF, IO, 5.022%, 08/20/38	124
2,717	Series 2008-76, Class US, IF, IO, 4.890%, 09/20/38	374
1,837	Series 2008-79, Class CS, IF, 5.822%, 06/20/35	2,031
5,609	Series 2008-81, Class S, IF, IO, 5.222%, 09/20/38	804
2,863	Series 2008-93, Class AS, IF, IO, 4.722%, 12/20/38	389
5,070	Series 2008-95, Class DS, IF, IO, 6.290%, 12/20/38	975
1,576	Series 2008-96, Class SL, IF, IO, 5.022%, 12/20/38	211
1,249	Series 2009-6, Class SA, IF, IO, 5.172%, 02/16/39	171
1,386	Series 2009-6, Class SH, IF, IO, 5.062%, 02/20/39	202
2,340	Series 2009-10, Class SA, IF, IO, 4.972%, 02/20/39	306
426	Series 2009-10, Class SL, IF, IO, 5.572%, 03/16/34	10
2,034	Series 2009-11, Class SC, IF, IO, 5.156%, 02/16/39	241
727	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	161
1,616	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	418
4,297	Series 2009-22, Class SA, IF, IO, 5.292%, 04/20/39	563
896	Series 2009-24, Class DS, IF, IO, 5.322%, 03/20/39	48
1,185	Series 2009-25, Class SE, IF, IO, 6.607%, 09/20/38	225
2,406	Series 2009-31, Class TS, IF, IO, 5.322%, 03/20/39	257
517	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	95
688	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	142
630	Series 2009-35, Class SN, IF, IO, 5.406%, 12/16/38	28
12,333	Series 2009-35, Class ZB, 5.500%, 05/16/39	14,563
3,214	Series 2009-42, Class SC, IF, IO, 5.102%, 06/20/39	466
2,229	Series 2009-43, Class SA, IF, IO, 4.972%, 06/20/39	356
3,817	Series 2009-64, Class SN, IF, IO, 5.172%, 07/16/39	449
736	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	88
3,492	Series 2009-72, Class SM, IF, IO, 5.258%, 08/16/39	568
2,753	Series 2009-75, Class MN, 5.500%, 09/20/39	3,382
3,463	Series 2009-79, Class OK, PO, 11/16/37	3,178
5,434	Series 2009-81, Class SB, IF, IO, 5.112%, 09/20/39	774
3,930	Series 2009-102, Class SM, IF, IO, 5.472%, 06/16/39	268
2,067	Series 2009-104, Class AB, 7.000%, 08/16/39	2,322
4,371	Series 2009-106, Class AS, IF, IO, 5.472%, 11/16/39	667
16,293	Series 2009-106, Class ST, IF, IO, 5.022%, 02/20/38	2,679
2,415	Series 2009-121, Class VA, 5.500%, 11/20/20	2,474
1,035	Series 2010-14, Class AO, PO, 12/20/32	988
677	Series 2010-14, Class BO, PO, 11/20/35	593
2,166	Series 2010-14, Class CO, PO, 08/20/35	1,959
1,694	Series 2010-14, Class QP, 6.000%, 12/20/39	1,734
1,895	Series 2010-41, Class WA, VAR, 5.822%, 10/20/33	2,143
950	Series 2010-103, Class WA, VAR, 5.722%, 08/20/34	1,065
1,282	Series 2010-129, Class AW, VAR, 6.091%, 04/20/37	1,429
6,181	Series 2010-130, Class CP, 7.000%, 10/16/40	7,196
8,231	Series 2010-157, Class OP, PO, 12/20/40	7,341
620	Series 2011-22, Class WA, VAR, 5.935%, 02/20/37	688
4,895	Series 2011-43, Class ZQ, 5.500%, 01/16/33	5,467
4,143	Series 2011-75, Class SM, IF, IO, 5.622%, 05/20/41	810
2,183	Series 2011-97, Class WA, VAR, 6.102%, 11/20/38	2,454

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
3,089	Series 2011-137, Class WA, VAR, 5.546%, 07/20/40	3,485
1,500	Series 2011-157, Class UY, 3.000%, 12/20/41	1,484
7,512	Series 2011-163, Class WA, VAR, 5.859%, 12/20/38	8,535
2,450	Series 2011-H05, Class FB, VAR, 1.280%, 12/20/60	2,447
3,094	Series 2011-H06, Class FA, VAR, 1.230%, 02/20/61	3,090
3,410	Series 2011-H19, Class FA, VAR, 1.250%, 08/20/61	3,407
3,573	Series 2012-59, Class WA, VAR, 5.574%, 08/20/38	4,083
4,495	Series 2012-141, Class WA, VAR, 4.526%, 11/16/41	4,912
3,353	Series 2012-141, Class WB, VAR, 3.962%, 09/16/42	3,559
4,892	Series 2012-141, Class WC, VAR, 3.718%, 01/20/42	5,130
10,601	Series 2012-H08, Class FB, VAR, 1.380%, 03/20/62	10,634
7,439	Series 2012-H08, Class FS, VAR, 1.480%, 04/20/62	7,487
62,220	Series 2012-H10, Class FA, VAR, 1.330%, 12/20/61	62,268
2,886	Series 2012-H15, Class FA, VAR, 1.230%, 05/20/62	2,890
2,392	Series 2012-H18, Class NA, VAR, 1.300%, 08/20/62	2,391
18,877	Series 2012-H21, Class CF, VAR, 1.480%, 05/20/61	18,931
23,954	Series 2012-H22, Class FD, VAR, 1.250%, 01/20/61	23,994
2,676	Series 2012-H24, Class FA, VAR, 1.230%, 03/20/60	2,678
6,616	Series 2012-H24, Class FD, VAR, 1.370%, 09/20/62	6,631
3,924	Series 2012-H24, Class FE, VAR, 1.380%, 10/20/62	3,912
9,242	Series 2012-H24, Class FG, VAR, 1.210%, 04/20/60	9,253
11,233	Series 2012-H26, Class JA, VAR, 1.330%, 10/20/61	11,258
14,034	Series 2012-H26, Class MA, VAR, 1.330%, 07/20/62	14,060
6,238	Series 2012-H27, Class FB, VAR, 1.280%, 10/20/62	6,249
24,750	Series 2012-H28, Class FA, VAR, 1.360%, 09/20/62	24,826
27,144	Series 2012-H29, Class FA, VAR, 1.295%, 10/20/62	27,135
1,977	Series 2012-H30, Class JA, VAR, 1.260%, 01/20/60	1,979
2,147	Series 2012-H30, Class PA, VAR, 1.230%, 11/20/59	2,148
24,275	Series 2012-H31, Class FD, VAR, 1.120%, 12/20/62	24,110
4,722	Series 2013-26, Class AK, VAR, 4.654%, 09/20/41	5,131
2,468	Series 2013-54, Class WA, VAR, 4.726%, 11/20/42	2,682
1,704	Series 2013-75, Class WA, VAR, 5.213%, 06/20/40	1,870
2,700	Series 2013-91, Class WA, VAR, 4.489%, 04/20/43	2,865
3,874	Series 2013-147, Class BE, 4.000%, 12/20/39	4,215
26,111	Series 2013-H01, Class FA, 1.650%, 01/20/63	25,997
11,668	Series 2013-H01, Class JA, VAR, 1.100%, 01/20/63	11,578
781	Series 2013-H02, Class HF, VAR, 1.080%, 11/20/62	781
947	Series 2013-H03, Class FA, VAR, 1.080%, 08/20/60	947
2,481	Series 2013-H04, Class SA, VAR, 1.200%, 02/20/63	2,468
3,254	Series 2013-H07, Class GA, VAR, 1.250%, 03/20/63	3,246
9,979	Series 2013-H07, Class HA, VAR, 1.190%, 03/20/63	9,932
4,298	Series 2013-H07, Class MA, VAR, 1.330%, 04/20/62	4,309
13,980	Series 2013-H08, Class FC, VAR, 1.230%, 02/20/63	13,935
11,143	Series 2013-H09, Class HA, 1.650%, 04/20/63	11,021
3,063	Series 2013-H14, Class FC, VAR, 1.250%, 06/20/63	3,058
2,812	Series 2013-H14, Class FG, VAR, 1.250%, 05/20/63	2,805
6,862	Series 2014-6, Class W, VAR, 5.477%, 01/20/39	7,557
5,367	Series 2014-41, Class W, VAR, 4.620%, 10/20/42	5,801
4,873	Series 2014-188, Class W, VAR, 4.658%, 10/20/41	5,277
20,425	Series 2014-H01, Class FD, VAR, 1.430%, 01/20/64	20,504
14,278	Series 2014-H05, Class FA, VAR, 1.470%, 02/20/64	14,376
4,878	Series 2014-H06, Class HB, VAR, 1.430%, 03/20/64	4,902

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
14,563	Series 2014-H09, Class TA, VAR, 1.380%, 04/20/64	14,592
22,001	Series 2014-H10, Class TA, VAR, 1.380%, 04/20/64	22,062
23,998	Series 2014-H11, Class VA, VAR, 1.483%, 06/20/64	23,952
23,149	Series 2014-H15, Class FA, VAR, 1.280%, 07/20/64	23,105
17,634	Series 2014-H17, Class FC, VAR, 1.280%, 07/20/64	17,601
21,197	Series 2014-H19, Class FE, VAR, 1.250%, 09/20/64	21,130
8,862	Series 2014-H20, Class LF, VAR, 1.380%, 10/20/64	8,840
5,498	Series 2015-91, Class W, VAR, 5.247%, 05/20/40	6,098
6,943	Series 2015-137, Class WA, VAR, 5.474%, 01/20/38	7,810
12,175	Series 2015-H02, Class FB, VAR, 1.280%, 12/20/64	12,155
11,237	Series 2015-H03, Class FA, VAR, 1.280%, 12/20/64	11,220
37,598	Series 2015-H05, Class FC, VAR, 1.260%, 02/20/65	37,490
23,880	Series 2015-H06, Class FA, VAR, 1.260%, 02/20/65	23,823
17,191	Series 2015-H07, Class ES, VAR, 0.000%, 02/20/65	17,145
55,147	Series 2015-H08, Class FC, VAR, 1.252%, 03/20/65	54,991
43,369	Series 2015-H10, Class FC, VAR, 1.260%, 04/20/65	43,241
26,341	Series 2015-H12, Class FA, VAR, 1.310%, 05/20/65	26,267
12,145	Series 2015-H15, Class FD, VAR, 1.220%, 06/20/65	12,085
18,236	Series 2015-H15, Class FJ, VAR, 1.220%, 06/20/65	18,148
23,774	Series 2015-H16, Class FG, VAR, 1.220%, 07/20/65	23,664
28,759	Series 2015-H16, Class FL, VAR, 1.220%, 07/20/65	28,616
20,031	Series 2015-H18, Class FA, VAR, 1.230%, 06/20/65	19,958
19,762	Series 2015-H20, Class FA, VAR, 1.250%, 08/20/65	19,694
5,866	Series 2015-H26, Class FG, VAR, 1.503%, 10/20/65	5,861
12,683	Series 2015-H32, Class FH, VAR, 1.440%, 12/20/65	12,761
58,926	Series 2016-H07, Class FA, VAR, 1.580%, 03/20/66	59,553
14,868	Series 2016-H07, Class FB, VAR, 1.530%, 03/20/66	15,026
27,380	Series 2016-H11, Class FD, VAR, 2.202%, 05/20/66	27,646
18,991	Series 2016-H26, Class FC, VAR, 1.983%, 12/20/66	19,365
80,775	Series 2017-H08, Class XI, IO, VAR, 2.077%, 03/20/67	10,804
	GSMPS Mortgage Loan Trust,
612	Series 2004-4, Class 1AF, VAR, 1.424%, 06/25/34 (e)	553
1,118	Series 2005-RP2, Class 1AF, VAR, 1.332%, 03/25/35 (e)	987
6,923	Series 2005-RP3, Class 1AF, VAR, 1.341%, 09/25/35 (e)	6,031
5,103	Series 2005-RP3, Class 1AS, IO, VAR, 3.655%, 09/25/35 (e)	555
	GSR Mortgage Loan Trust,
401	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	418
115	Series 2003-6F, Class A2, VAR, 1.391%, 09/25/32	110
987	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,010
1,069	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,098
685	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	729
359	Series 2005-5F, Class 8A3, VAR, 1.491%, 06/25/35	344
1,857	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	1,973
132	Series 2005-AR6, Class 3A1, VAR, 3.145%, 09/25/35	132
839	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	800
4,006	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,521
3,023	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	3,000
5,367	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	5,349
1,168	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 1.582%, 05/25/35	1,127
	Impac Secured Assets CMN Owner Trust,
817	Series 2003-2, Class A1, 5.500%, 08/25/33	843
24	Series 2004-3, Class 1A4, VAR, 1.782%, 11/25/34	24

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Impac Secured Assets Trust,
4,258	Series 2006-1, Class 2A1, VAR, 1.332%, 05/25/36	4,043
3,448	Series 2006-2, Class 2A1, VAR, 1.341%, 08/25/36	3,367
	JP Morgan Mortgage Trust,
656	Series 2004-A3, Class 4A1, VAR, 3.211%, 07/25/34	674
744	Series 2004-A4, Class 1A1, VAR, 3.284%, 09/25/34	761
198	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	202
1,714	Series 2005-A1, Class 3A4, VAR, 3.376%, 02/25/35	1,752
9,396	Series 2006-A2, Class 4A1, VAR, 3.178%, 08/25/34	9,455
5,193	Series 2006-A2, Class 5A3, VAR, 3.114%, 11/25/33	5,277
1,266	Series 2006-A3, Class 6A1, VAR, 3.206%, 08/25/34	1,271
1,099	Series 2007-A1, Class 5A1, VAR, 3.420%, 07/25/35	1,102
439	Series 2007-A1, Class 5A2, VAR, 3.420%, 07/25/35	446
38,124	KGS-Alpha SBA COOF Trust, Series 2014-1, Class A, IO, VAR, 1.536%, 10/25/32 (e)	1,363
	Lehman Mortgage Trust,
721	Series 2006-2, Class 1A1, VAR, 5.880%, 04/25/36	646
487	Series 2007-6, Class 1A8, 6.000%, 07/25/37	458
3,542	Series 2008-2, Class 1A6, 6.000%, 03/25/38	2,648
	MASTR Adjustable Rate Mortgages Trust,
797	Series 2004-3, Class 4A2, VAR, 3.039%, 04/25/34	746
2,337	Series 2004-13, Class 2A1, VAR, 3.113%, 04/21/34	2,402
440	Series 2004-15, Class 3A1, VAR, 3.872%, 12/25/34	416
	MASTR Alternative Loan Trust,
771	Series 2003-9, Class 2A1, 6.000%, 12/25/33	799
247	Series 2003-9, Class 8A1, 6.000%, 01/25/34	255
633	Series 2004-3, Class 2A1, 6.250%, 04/25/34	660
2,189	Series 2004-3, Class 3A1, 6.000%, 04/25/34	2,298
351	Series 2004-6, Class 30PO, PO, 07/25/34	287
222	Series 2004-6, Class 7A1, 6.000%, 07/25/34	219
285	Series 2004-7, Class 30PO, PO, 08/25/34	232
281	Series 2004-8, Class 6A1, 5.500%, 09/25/19	285
83	Series 2004-10, Class 1A1, 4.500%, 09/25/19	83
532	Series 2005-6, Class 3A1, 5.500%, 11/25/20	520
	MASTR Asset Securitization Trust,
20	Series 2003-11, Class 3A1, 4.500%, 12/25/18	20
42	Series 2003-12, Class 30PO, PO, 12/25/33	38
184	Series 2003-12, Class 6A1, 5.000%, 12/25/33	185
37	Series 2004-1, Class 30PO, PO, 02/25/34	30
717	Series 2004-4, Class 1A6, 5.250%, 12/26/33	742
6	Series 2004-4, Class 3A1, 4.500%, 04/25/19	6
22	Series 2004-6, Class 15PO, PO, 07/25/19	22
82	Series 2004-8, Class 1A1, 4.750%, 08/25/19	83
17	Series 2004-8, Class PO, PO, 08/25/19	16
152	Series 2004-9, Class 5A1, 5.250%, 09/25/19	153
353	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	364
	MASTR Reperforming Loan Trust,
9,429	Series 2005-2, Class 1A1F, VAR, 1.374%, 05/25/35 (e)	8,062
1,150	Series 2006-2, Class 1A1, VAR, 4.477%, 05/25/36 (e)	1,058
398	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	301
	Merrill Lynch Mortgage Investors Trust,
656	Series 2003-A5, Class 2A6, VAR, 3.128%, 08/25/33	661
1,247	Series 2003-E, Class A1, VAR, 1.602%, 10/25/28	1,201
2,876	Series 2003-F, Class A1, VAR, 1.622%, 10/25/28	2,820

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,349		Series 2004-1, Class 2A1, VAR, 3.047%, 12/25/34	1,355
537		Series 2004-A, Class A1, VAR, 1.442%, 04/25/29	517
1,164		Series 2004-A4, Class A2, VAR, 2.982%, 08/25/34	1,188
1,167		Series 2004-C, Class A2, VAR, 1.916%, 07/25/29	1,111
2,057		Series 2005-A2, Class A1, VAR, 2.978%, 02/25/35	2,024
1,903		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.837%, 06/25/37	1,858
3		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	3
		Morgan Stanley Mortgage Loan Trust,
2,556		Series 2004-3, Class 4A, VAR, 5.671%, 04/25/34	2,695
505		Series 2004-9, Class 4A, VAR, 4.836%, 10/25/19	494
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 3,605.090%, 04/20/21	—	(h)
879		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.622%, 02/25/35	852
		MRFC Mortgage Pass-Through Trust,
3,019		Series 2000-TBC2, Class A1, VAR, 1.474%, 06/15/30	2,881
651		Series 2000-TBC3, Class A1, VAR, 1.434%, 12/15/30	630
650		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	637
		NCUA Guaranteed Notes Trust,
14,394		Series 2010-R3, Class 1A, VAR, 1.337%, 12/08/20	14,450
2,042		Series 2010-R3, Class 3A, 2.400%, 12/08/20	2,050
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
295		Series 2003-A1, Class A1, 5.500%, 05/25/33	299
193		Series 2003-A1, Class A2, 6.000%, 05/25/33	196
69		Series 2003-A1, Class A5, 7.000%, 04/25/33	71
1		Series 2003-A1, Class A7, 5.000%, 04/25/18	1
3		PaineWebber CMO Trust, Series P, Class 4, 8.500%, 08/01/19	3
1,085		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,136
420		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 3.406%, 05/25/35	408
		RALI Trust,
14		Series 2002-QS8, Class A5, 6.250%, 06/25/17	14
14		Series 2002-QS16, Class A3, IF, 14.552%, 10/25/17	14
41		Series 2003-QS3, Class A2, IF, 14.321%, 02/25/18	42
154		Series 2003-QS9, Class A3, IF, IO, 6.559%, 05/25/18	3
112		Series 2003-QS12, Class A2A, IF, IO, 6.609%, 06/25/18	3
34		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	—	(h)
298		Series 2003-QS14, Class A1, 5.000%, 07/25/18	298
96		Series 2003-QS18, Class A1, 5.000%, 09/25/18	96
6,430		Series 2004-QS7, Class A4, 5.500%, 05/25/34	6,523
1,493		Series 2005-QA6, Class A32, VAR, 4.240%, 05/25/35	1,223
204		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	176
		RBSSP Resecuritization Trust,
2,986		Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	3,155
726		Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	751
3,267		Series 2009-12, Class 1A1, VAR, 5.778%, 11/25/33 (e)	3,373
382		Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	384
82		Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	72
		Residential Asset Securitization Trust,
154		Series 2003-A8, Class A5, 4.250%, 10/25/18	155
9		Series 2003-A14, Class A1, 4.750%, 02/25/19	9
8,306		Series 2005-A2, Class A4, IF, IO, 4.026%, 03/25/35	909
821		Series 2006-A4, Class 2A5, 6.000%, 05/25/36	769
		RFMSI Trust,
19		Series 2003-S14, Class A4, PO, 07/25/18	19

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
56	Series 2003-S16, Class A3, 5.000%, 09/25/18	56
666	Series 2005-SA4, Class 1A1, VAR, 3.165%, 09/25/35	554
	Sequoia Mortgage Trust,
1,383	Series 2004-8, Class A1, VAR, 1.678%, 09/20/34	1,320
2,081	Series 2004-8, Class A2, VAR, 2.104%, 09/20/34	2,040
597	Series 2004-10, Class A1A, VAR, 1.598%, 11/20/34	563
1,885	Series 2004-11, Class A1, VAR, 1.578%, 12/20/34	1,854
1,460	Series 2004-12, Class A3, VAR, 1.640%, 01/20/35	1,346
	Springleaf Mortgage Loan Trust,
5,137	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	5,132
7,808	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	7,816
261	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	261
10,968	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	10,947
	Structured Asset Mortgage Investments II Trust,
1,806	Series 2004-AR5, Class 1A1, VAR, 1.638%, 10/19/34	1,730
5,944	Series 2005-AR5, Class A3, VAR, 1.228%, 07/19/35	5,783
	Structured Asset Securities Corp.,
2,060	Series 2003-37A, Class 2A, VAR, 2.994%, 12/25/33	2,056
2,209	Series 2004-4XS, Class 1A5, SUB, 5.498%, 02/25/34	2,276
870	Series 2005-RF3, Class 1A, VAR, 1.332%, 06/25/35 (e)	750
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
171	Series 2003-29, Class 1A1, 4.750%, 09/25/18	172
226	Series 2003-30, Class 1A1, 5.500%, 10/25/33	236
2,390	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	2,433
657	Series 2003-34A, Class 3A3, VAR, 3.938%, 11/25/33	657
4,516	Series 2004-5H, Class A4, 5.540%, 12/25/33	4,627
	Thornburg Mortgage Securities Trust,
4,305	Series 2003-4, Class A1, VAR, 1.622%, 09/25/43	4,156
3,082	Series 2004-4, Class 3A, VAR, 2.723%, 12/25/44	3,063
	Vendee Mortgage Trust,
3,485	Series 1993-1, Class ZB, 7.250%, 02/15/23	3,858
901	Series 1994-1, Class 1, VAR, 5.367%, 02/15/24	961
2,591	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	2,841
1,340	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,513
617	Series 1996-2, Class 1Z, 6.750%, 06/15/26	693
1,894	Series 1997-1, Class 2Z, 7.500%, 02/15/27	2,171
1,209	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,402
	WaMu Mortgage Pass-Through Certificates,
299	Series 2003-S4, Class 2A10, IF, 14.648%, 06/25/33	356
30	Series 2003-S10, Class A2, 5.000%, 10/25/18	30
647	Series 2004-RS2, Class A4, 5.000%, 11/25/33	657
	WaMu Mortgage Pass-Through Certificates Trust,
1,079	Series 2003-AR7, Class A7, VAR, 2.677%, 08/25/33	1,085
5,969	Series 2003-AR9, Class 1A6, VAR, 2.791%, 09/25/33	6,043
1,165	Series 2003-AR9, Class 2A, VAR, 2.846%, 09/25/33	1,161
3,159	Series 2003-AR11, Class A6, VAR, 2.843%, 10/25/33	3,189
998	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,023
129	Series 2003-S8, Class A5, 4.500%, 09/25/18	129
48	Series 2003-S8, Class A6, 4.500%, 09/25/18	48
4,002	Series 2003-S9, Class A8, 5.250%, 10/25/33	4,156
88	Series 2003-S9, Class P, PO, 10/25/33	77
78	Series 2003-S13, Class 23A1, VAR, 1.532%, 12/25/18	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,560	Series 2004-AR3, Class A1, VAR, 3.130%, 06/25/34	1,581
2,005	Series 2004-AR3, Class A2, VAR, 2.971%, 06/25/34	2,031
283	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	285
327	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	331
3,724	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	3,860
612	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	627
840	Series 2006-AR8, Class 1A2, VAR, 2.858%, 08/25/46	767
134	Series 2006-AR10, Class 2P, VAR, 2.979%, 09/25/36	114
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
1,238	Series 2005-1, Class 1A1, 5.500%, 03/25/35	1,256
140	Series 2005-1, Class CP, PO, 03/25/35	107
9,109	Series 2005-2, Class 1A4, IF, IO, 4.059%, 04/25/35	1,289
2,469	Series 2005-2, Class 2A3, IF, IO, 4.018%, 04/25/35	330
3,108	Series 2005-4, Class CB7, 5.500%, 06/25/35	2,911
2,991	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	600
630	Series 2005-6, Class 2A4, 5.500%, 08/25/35	611
244	Series 2006-1, Class 3A2, 5.750%, 02/25/36	231
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
19	Series 2003-MS5, Class 1A4, VAR, 1.482%, 03/25/18	19
9	Series 2003-MS7, Class P, PO, 03/25/33	8
	Wells Fargo Alternative Loan Trust,
93	Series 2003-1, Class APO, PO, 09/25/33	84
305	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	280
	Wells Fargo Mortgage-Backed Securities Trust,
2,117	Series 2003-K, Class 1A1, VAR, 2.902%, 11/25/33	2,131
81	Series 2003-K, Class 1A2, VAR, 2.902%, 11/25/33	82
349	Series 2003-L, Class 2A1, VAR, 2.939%, 11/25/33	343
479	Series 2004-4, Class A9, 5.500%, 05/25/34	488
790	Series 2004-B, Class A1, VAR, 3.024%, 02/25/34	789
1,613	Series 2004-EE, Class 2A1, VAR, 3.057%, 12/25/34	1,631
1,098	Series 2004-EE, Class 2A2, VAR, 3.057%, 12/25/34	1,121
1,977	Series 2004-EE, Class 3A1, VAR, 3.389%, 12/25/34	2,045
645	Series 2004-EE, Class 3A2, VAR, 3.253%, 12/25/34	667
3,074	Series 2004-I, Class 1A1, VAR, 3.178%, 07/25/34	3,121
7,720	Series 2004-P, Class 2A1, VAR, 3.000%, 09/25/34	7,969
3,306	Series 2004-S, Class A1, VAR, 3.051%, 09/25/34	3,369
1,102	Series 2004-V, Class 1A1, VAR, 3.120%, 10/25/34	1,111
1,413	Series 2004-V, Class 1A2, VAR, 3.102%, 10/25/34	1,449
804	Series 2005-14, Class 1A1, 5.500%, 12/25/35	828
120	Series 2005-14, Class 2APO, PO, 12/25/35	103
13,750	Series 2005-AR3, Class 1A1, VAR, 3.120%, 03/25/35	14,056
1,568	Series 2005-AR8, Class 2A1, VAR, 3.197%, 06/25/35	1,601
326	Series 2007-7, Class A7, 6.000%, 06/25/37	327
1,983	Series 2007-11, Class A14, 6.000%, 08/25/37	1,993

	Total Collateralized Mortgage Obligations (Cost $3,283,000)	3,369,891

Commercial Mortgage-Backed Securities — 4.2%
	A10 Securitization LLC,
2,761	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	2,758
4,310	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	4,328
2,625	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	2,616
	A10 Term Asset Financing LLC,
2,709	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	2,706

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
2,000	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	1,994
2,442	Series 2013-2, Class C, 5.120%, 11/15/27 (e)	2,440
4,225	Series 2014-1, Class B, 3.870%, 04/15/33 (e)	4,203
	BAMLL Commercial Mortgage Securities Trust,
7,026	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	7,183
7,700	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	7,296
	BAMLL Re-REMIC Trust,
16,252	Series 2014-FRR5, Class A714, PO, 01/27/47 (e)	13,608
9,619	Series 2016-FR13, Class A, VAR, 1.721%, 08/27/45 (e)	8,041
21,129	Series 2016-FR16, Class A, VAR, 1.008%, 05/27/21 (e)	18,609
	Banc of America Commercial Mortgage Trust,
10,261	Series 2006-5, Class XC, IO, VAR, 0.794%, 09/10/47 (e)	10
2,460	Series 2007-5, Class A4, 5.492%, 02/10/51	2,467
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
172	Series 2005-1, Class AJ, VAR, 5.557%, 11/10/42	171
40,675	Series 2005-5, Class XC, IO, VAR, 0.047%, 10/10/45 (e)	1
	BB-UBS Trust,
23,898	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	24,670
4,949	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,900
	Bear Stearns Commercial Mortgage Securities Trust,
21,486	Series 2006-PW14, Class X1, IO, VAR, 0.385%, 12/11/38 (e)	35
121,069	Series 2007-T26, Class X1, IO, VAR, 0.116%, 01/12/45 (e)	109
6,229	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.490%, 12/11/49 (e)	—	(h)
29,165	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.556%, 10/15/48 (e)	339
3,421	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	3,427
10,640	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class IO, IO, VAR, 1.027%, 08/15/48	111
	Commercial Mortgage Trust,
1,129	Series 2006-GG7, Class AM, VAR, 5.759%, 07/10/38	1,128
25,420	Series 2012-CR2, Class XA, IO, VAR, 1.844%, 08/15/45	1,790
4,484	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	4,902
6,150	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	6,266
13,800	Series 2014-CR19, Class A5, 3.796%, 08/10/47	14,637
7,748	Series 2014-PAT, Class A, VAR, 1.681%, 08/13/27 (e)	7,750
10,196	Series 2014-TWC, Class A, VAR, 1.731%, 02/13/32 (e)	10,215
2,850	Series 2014-TWC, Class B, VAR, 2.590%, 02/13/32 (e)	2,860
9,250	Series 2015-CR24, Class A5, 3.696%, 08/10/48	9,704
17,593	Series 2015-CR25, Class A4, 3.759%, 08/10/48	18,549
15,811	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 3.185%, 06/25/40 (e)	1,783
26,504	Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AX, IO, VAR, 0.110%, 01/15/49 (e)	—	(h)
16,830	CSMC OA LLC, Series 2014-USA, Class D, 4.373%, 09/15/37 (e)	15,808
23,534	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.320%, 07/10/44 (e)	778
4,000	DBWF Mortgage Trust, Series 2015-LCM, Class A2, VAR, 3.421%, 06/10/34 (e)	4,035
5,405	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	5,428
	FNMA - ACES,
14,999	Series 2010-M1, Class A2, 4.450%, 09/25/19	15,747
6,215	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	6,544
4,776	Series 2010-M7, Class A2, 3.655%, 11/25/20	4,953
8,818	Series 2011-M1, Class A3, 3.763%, 06/25/21	9,297

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
2,445	Series 2011-M2, Class A2, 3.645%, 04/25/21	2,496
52,463	Series 2011-M2, Class A3, 3.764%, 04/25/21	55,267
28,877	Series 2011-M4, Class A2, 3.726%, 06/25/21	30,500
6,139	Series 2011-M8, Class A2, 2.922%, 08/25/21	6,307
3,668	Series 2012-M11, Class FA, VAR, 1.312%, 08/25/19	3,668
11,791	Series 2013-M7, Class A2, 2.280%, 12/27/22	11,869
11,658	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	11,778
4,118	Series 2013-M13, Class A2, VAR, 2.539%, 04/25/23	4,194
16,876	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	17,981
24,000	Series 2014-M3, Class A2, VAR, 3.471%, 01/25/24	25,499
3,280	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	3,414
25,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	25,604
11,740	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	12,142
12,039	Series 2015-M1, Class A2, 2.532%, 09/25/24	12,071
12,376	Series 2015-M2, Class A3, VAR, 3.148%, 12/25/24	12,862
30,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	30,392
7,298	Series 2015-M7, Class A2, 2.590%, 12/25/24	7,301
10,000	Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	10,219
57,555	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	58,922
64,822	Series 2016-M1, Class A2, VAR, 2.939%, 01/25/26	66,130
57,625	Series 2017-M3, Class A2, VAR, 2.486%, 12/25/26	56,379
8,018	Series 2017-M5, Class A2, 3.303%, 04/25/29	8,230
43,998	FNMA Grantor Trust, Series 2017-T1, Class A, 2.898%, 06/25/27	44,141
	FORT CRE LLC,
9,370	Series 2016-1A, Class B, VAR, 3.726%, 05/21/36 (e)	9,494
14,100	Series 2016-1A, Class C, VAR, 4.226%, 05/21/36 (e)	14,276
10,708	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	10,866
	GS Mortgage Securities Corp. Trust,
67,725	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	1,557
4,384	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	4,399
	GS Mortgage Securities Trust,
14,442	Series 2006-GG8, Class X, IO, VAR, 0.925%, 11/10/39 (e)	—	(h)
1,600	Series 2011-GC5, Class D, VAR, 5.399%, 08/10/44 (e)	1,577
	JP Morgan Chase Commercial Mortgage Securities Trust,
71,045	Series 2005-CB11, Class X1, IO, VAR, 0.043%, 08/12/37 (e)	46
33,434	Series 2005-LDP5, Class X1, IO, VAR, 0.000%, 12/15/44 (e)	—	(h)
57,848	Series 2006-CB15, Class X1, IO, VAR, 0.475%, 06/12/43	74
1,588	Series 2006-LDP9, Class A3SF, VAR, 1.149%, 05/15/47	1,584
3,587	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,555
948	Series 2007-C1, Class A4, 5.716%, 02/15/51	956
162,303	Series 2007-LD12, Class X, IO, VAR, 0.194%, 02/15/51	2
	JPMCC Re-REMIC Trust,
2,900	Series 2014-FRR1, Class BK10, VAR, 2.793%, 11/27/49 (e)	2,723
14,000	Series 2015-FRR2, Class AK36, VAR, 2.317%, 12/27/46 (e)	11,327
	KGS-Alpha SBA COOF Trust,
40,073	Series 2012-6, Class A, IO, VAR, 0.690%, 05/25/39 (e)	648
13,587	Series 2014-2, Class A, IO, VAR, 3.390%, 04/25/40 (e)	1,292
18,634	Series 2015-2, Class A, IO, VAR, 2.936%, 07/25/41 (e)	2,017
8,924	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	9,409
11,826	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class XW, IO, VAR, 0.709%, 02/15/40	1
	ML-CFC Commercial Mortgage Trust,
17,280	Series 2006-4, Class XC, IO, VAR, 0.658%, 12/12/49 (e)	—	(h)

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
3,506	Series 2007-9, Class A4, 5.700%, 09/12/49	3,520
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	18,843
	Morgan Stanley Capital I Trust,
22,093	Series 2006-IQ12, Class X1, IO, VAR, 0.511%, 12/15/43 (e)	—	(h)
57,604	Series 2007-HQ11, Class X, IO, VAR, 0.307%, 02/12/44 (e)	72
52,488	Series 2007-HQ13, Class X1, IO, VAR, 0.461%, 12/15/44 (e)	13
31,018	Series 2007-IQ13, Class X, IO, VAR, 0.825%, 03/15/44 (e)	55
4,788	Series 2011-C3, Class A3, 4.054%, 07/15/49	4,968
5,957	Series 2012-C4, Class A3, 2.991%, 03/15/45	6,078
	Morgan Stanley Re-REMIC Trust,
4,604	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	4,587
2,284	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	2,281
10,268	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	9,538
	PFP Ltd., (Cayman Islands),
6,667	Series 2015-2, Class A, VAR, 2.442%, 07/14/34 (e)	6,666
7,564	Series 2015-2, Class C, VAR, 4.244%, 07/14/34 (e)	7,559
4,646	Series 2015-2, Class D, VAR, 4.992%, 07/14/34 (e)	4,568
3,462	Series 2017-3, Class B, VAR, 2.739%, 01/14/35 (e)	3,471
4,000	Series 2017-3, Class C, VAR, 3.489%, 01/14/35 (e)	4,021
	RAIT Trust,
720	Series 2015-FL4, Class A, VAR, 2.339%, 12/15/31 (e)	722
9,668	Series 2015-FL4, Class AS, VAR, 2.744%, 12/15/31 (e)	9,751
12,154	Series 2015-FL5, Class B, VAR, 4.889%, 01/15/31 (e)	12,178
4,450	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	4,468
	Resource Capital Corp. Ltd., (Cayman Islands),
2,076	Series 2015-CRE4, Class A, VAR, 2.401%, 08/15/32 (e)	2,070
6,908	Series 2015-CRE4, Class B, VAR, 3.994%, 08/15/32 (e)	6,839
210	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	210
8,260	Series RR Trust, Series 2014-1, Class B, PO, 05/25/47 (e)	5,515
14,601	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.273%, 05/10/45 (e)	1,211
15,527	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	16,001
	UBS-Barclays Commercial Mortgage Trust,
9,327	Series 2012-C2, Class A4, 3.525%, 05/10/63	9,758
50,929	Series 2012-C2, Class XA, IO, VAR, 1.583%, 05/10/63 (e)	2,798
2,357	Series 2013-C6, Class A4, 3.244%, 04/10/46	2,430
	VNDO Mortgage Trust,
11,148	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	11,425
30,750	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	32,401
40,414	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class XC, IO, VAR, 0.085%, 03/15/45 (e)	—	(h)
	Wells Fargo Commercial Mortgage Trust,
13,452	Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	13,649
8,751	Series 2015-C30, Class A4, 3.664%, 09/15/58	9,181
8,000	Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class AK20, PO, 05/27/45 (e)	6,085
	WFRBS Commercial Mortgage Trust,
9,206	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	9,831
9,327	Series 2012-C6, Class A4, 3.440%, 04/15/45	9,743
2,500	Series 2013-C11, Class D, VAR, 4.347%, 03/15/45 (e)	2,336

	Total Commercial Mortgage-Backed Securities (Cost $1,070,459)	1,092,207

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 26.9%
	Consumer Discretionary — 1.6%
	Automobiles — 0.3%
5,568	BMW US Capital LLC, (Germany), 2.250%, 09/15/23 (e)	5,424
	Daimler Finance North America LLC, (Germany),
3,758	1.875%, 01/11/18 (e)	3,766
1,250	2.000%, 07/06/21 (e)	1,232
2,089	2.250%, 03/02/20 (e)	2,099
1,692	2.375%, 08/01/18 (e)	1,704
1,200	3.300%, 05/19/25 (e)	1,216
470	8.500%, 01/18/31	714
11,046	Ford Motor Co., 7.450%, 07/16/31	13,974
15,217	General Motors Co., 6.600%, 04/01/36	17,570
	Hyundai Capital America,
2,560	2.000%, 07/01/19 (e)	2,541
3,299	2.400%, 10/30/18 (e)	3,308
7,600	3.000%, 03/18/21 (e)	7,650
904	Kia Motors Corp., (South Korea), 2.625%, 04/21/21 (e)	900
	Nissan Motor Acceptance Corp.,
6,316	1.800%, 03/15/18 (e)	6,317
3,520	1.900%, 09/14/21 (e)	3,438

		71,853

	Diversified Consumer Services — 0.0% (g)
8,351	President & Fellows of Harvard College, 3.300%, 07/15/56	7,892

	Hotels, Restaurants & Leisure — 0.0% (g)
3,520	Darden Restaurants, Inc., 3.850%, 05/01/27	3,587
6,540	McDonald’s Corp., 4.700%, 12/09/35	7,106

		10,693

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
8,688	3.800%, 12/05/24	9,349
8,677	4.800%, 12/05/34	9,927

		19,276

	Media — 1.0%
	21st Century Fox America, Inc.,
2,337	6.150%, 02/15/41	2,891
2,242	6.200%, 12/15/34	2,747
2,690	6.650%, 11/15/37	3,455
1,345	6.900%, 08/15/39	1,772
1,762	7.250%, 05/18/18	1,854
3,946	7.300%, 04/30/28	5,093
2,690	7.625%, 11/30/28	3,553
942	8.875%, 04/26/23	1,223
1,525	9.500%, 07/15/24	2,064
	CBS Corp.,
5,275	3.700%, 08/15/24	5,410
4,293	4.000%, 01/15/26	4,439
2,679	4.600%, 01/15/45	2,688
673	4.850%, 07/01/42	698
2,004	4.900%, 08/15/44	2,087
583	5.900%, 10/15/40	684
	Charter Communications Operating LLC,
11,182	4.908%, 07/23/25	12,102
4,374	6.384%, 10/23/35	5,142
4,708	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	6,356
1,614	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,130
	Comcast Corp.,
2,773	3.375%, 08/15/25	2,853
3,361	4.200%, 08/15/34	3,529
10,484	4.250%, 01/15/33	11,112
2,690	6.450%, 03/15/37	3,536
17,907	6.500%, 11/15/35	23,453
	Cox Communications, Inc.,
3,027	3.250%, 12/15/22 (e)	3,005
3,046	3.350%, 09/15/26 (e)	3,010
5,600	4.800%, 02/01/35 (e)	5,349
1,166	8.375%, 03/01/39 (e)	1,517
2,627	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,203
	Discovery Communications LLC,
6,532	4.375%, 06/15/21	6,919
5,069	6.350%, 06/01/40	5,446
	Grupo Televisa SAB, (Mexico),
1,494	4.625%, 01/30/26	1,577
1,332	6.125%, 01/31/46	1,471
3,018	Historic TW, Inc., 9.150%, 02/01/23	3,903
	NBCUniversal Media LLC,
6,080	4.375%, 04/01/21	6,594
4,575	5.950%, 04/01/41	5,780
3,233	6.400%, 04/30/40	4,275
1,654	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	1,703
1,199	TCI Communications, Inc., 7.125%, 02/15/28	1,589

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Time Warner Cable LLC,
1,928	4.125%, 02/15/21	2,030
3,350	5.500%, 09/01/41	3,574
4,125	5.875%, 11/15/40	4,609
2,327	6.550%, 05/01/37	2,790
4,080	6.750%, 07/01/18	4,288
1,794	6.750%, 06/15/39	2,197
2,197	7.300%, 07/01/38	2,798
1,601	8.750%, 02/14/19	1,776
2,030	Time Warner Cos., Inc., 7.570%, 02/01/24	2,523
10,041	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	13,861
	Time Warner, Inc.,
7,000	3.550%, 06/01/24	7,084
10,400	3.600%, 07/15/25	10,394
5,085	4.750%, 03/29/21	5,488
1,573	5.375%, 10/15/41	1,655
2,802	6.200%, 03/15/40	3,238
1,474	6.250%, 03/29/41	1,726
	Viacom, Inc.,
599	3.250%, 03/15/23	593
8,975	3.875%, 04/01/24	9,103
6,243	4.375%, 03/15/43	5,491
1,813	4.500%, 02/27/42	1,627
1,559	4.850%, 12/15/34	1,520
3,978	6.875%, 04/30/36	4,580
	Walt Disney Co. (The),
3,829	1.850%, 07/30/26	3,497
1,190	3.000%, 07/30/46	1,024

		263,678

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
5,011	4.375%, 09/01/23	5,027
2,743	6.375%, 03/15/37	2,815
925	6.900%, 04/01/29	1,006
1,166	7.450%, 07/15/17	1,174
3,458	Nordstrom, Inc., 4.000%, 10/15/21	3,636
2,565	Target Corp., 2.500%, 04/15/26	2,456

		16,114

	Specialty Retail — 0.1%
3,920	AutoZone, Inc., 3.750%, 06/01/27	3,959
	Home Depot, Inc. (The),
2,345	2.125%, 09/15/26	2,210
7,447	2.625%, 06/01/22	7,598
2,897	3.000%, 04/01/26	2,931
1,673	3.500%, 09/15/56	1,505
5,037	4.200%, 04/01/43	5,336
	Lowe’s Cos., Inc.,
1,820	3.375%, 09/15/25	1,893
3,901	4.650%, 04/15/42	4,307

		29,739

	Total Consumer Discretionary	419,245

	Consumer Staples — 1.2%
	Beverages — 0.5%
897	Anheuser-Busch Cos. LLC, (Belgium), 5.500%, 01/15/18	918
	Anheuser-Busch InBev Finance, Inc., (Belgium),
1,151	1.900%, 02/01/19	1,154
34,062	3.300%, 02/01/23	35,134
12,594	3.650%, 02/01/26	12,952
7,000	3.700%, 02/01/24	7,350
10,350	4.700%, 02/01/36	11,272
8,194	4.900%, 02/01/46	9,084
3,008	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.439%, 10/06/48 (e)	3,122
4,687	Brown-Forman Corp., 4.500%, 07/15/45	5,093
5,032	Coca-Cola Femsa SAB de CV, (Mexico), 3.875%, 11/26/23	5,309
1,335	Constellation Brands, Inc., 4.250%, 05/01/23	1,437
2,493	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	2,698
4,484	Diageo Investment Corp., (United Kingdom), 8.000%, 09/15/22	5,601
4,417	Molson Coors Brewing Co., 3.000%, 07/15/26	4,290
	PepsiCo, Inc.,
5,025	3.100%, 07/17/22	5,228
6,150	3.450%, 10/06/46	5,719
3,615	4.450%, 04/14/46	3,919

		120,280

	Food & Staples Retailing — 0.4%
	CVS Health Corp.,
15,135	2.125%, 06/01/21	15,009
7,492	2.875%, 06/01/26	7,280
5,196	4.000%, 12/05/23	5,496
2,155	5.300%, 12/05/43	2,471

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
457	CVS Pass-Through Trust, 7.507%, 01/10/32 (e)	571
	Kroger Co. (The),
2,093	4.000%, 02/01/24	2,213
829	5.400%, 07/15/40	928
1,794	6.150%, 01/15/20	1,976
12,466	6.900%, 04/15/38	16,470
11,049	7.500%, 04/01/31	15,054
1,861	Sysco Corp., 3.750%, 10/01/25	1,936
3,435	Walgreen Co., 4.400%, 09/15/42	3,406
	Walgreens Boots Alliance, Inc.,
15,024	3.100%, 06/01/23	15,197
4,311	3.800%, 11/18/24	4,474
2,517	4.500%, 11/18/34	2,558
2,700	4.800%, 11/18/44	2,834
	Wal-Mart Stores, Inc.,
1,076	5.000%, 10/25/40	1,276
942	6.200%, 04/15/38	1,263
628	7.550%, 02/15/30	921

		101,333

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
2,551	3.250%, 08/15/26	2,437
1,281	3.500%, 11/24/20	1,316
6,959	8.500%, 06/15/19	7,803
6,950	Cargill, Inc., 3.300%, 03/01/22 (e)	7,201
6,900	Danone SA, (France), 2.589%, 11/02/23 (e)	6,769
2,036	Kellogg Co., 3.250%, 05/21/18	2,070
	Kraft Heinz Foods Co.,
3,368	3.500%, 06/06/22	3,494
3,295	3.950%, 07/15/25	3,395
2,270	5.000%, 07/15/35	2,431
4,392	5.000%, 06/04/42	4,582
1,215	5.375%, 02/10/20	1,322
4,612	6.125%, 08/23/18	4,851
2,690	6.500%, 02/09/40	3,322
13,399	6.875%, 01/26/39	17,100
	Mead Johnson Nutrition Co.,
2,074	3.000%, 11/15/20	2,121
993	4.125%, 11/15/25	1,057
955	4.600%, 06/01/44	1,026
1,984	Smithfield Foods, Inc., 4.250%, 02/01/27 (e)	2,052
	Tyson Foods, Inc.,
4,951	3.950%, 08/15/24	5,188
7,255	4.875%, 08/15/34	7,758

		87,295

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,220	2.400%, 03/01/22	1,225
2,842	3.050%, 08/15/25	2,893
448	7.500%, 11/01/18	485

		4,603

	Total Consumer Staples	313,511

	Energy — 3.0%
	Energy Equipment & Services — 0.1%
3,910	Baker Hughes, Inc., 5.125%, 09/15/40	4,493
	Halliburton Co.,
2,882	3.500%, 08/01/23	2,983
3,583	4.850%, 11/15/35	3,832
4,529	7.450%, 09/15/39	6,291
2,242	7.600%, 08/15/96 (e)	2,919
	Nabors Industries, Inc.,
1,065	4.625%, 09/15/21	1,073
1,205	5.000%, 09/15/20	1,238
1,411	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,409
	Schlumberger Holdings Corp.,
6,120	3.625%, 12/21/22 (e)	6,412
740	4.000%, 12/21/25 (e)	781
2,931	Schlumberger Investment SA, 3.300%, 09/14/21 (e)	3,046

		34,477

	Oil, Gas & Consumable Fuels — 2.9%
2,381	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	2,979
1,794	Anadarko Finance Co., Series B, 7.500%, 05/01/31	2,320
1,480	Anadarko Holding Co., 7.150%, 05/15/28	1,788
3,226	Anadarko Petroleum Corp., 8.700%, 03/15/19	3,591
2,933	ANR Pipeline Co., 9.625%, 11/01/21	3,771
	Apache Corp.,
853	3.250%, 04/15/22	871
3,611	4.750%, 04/15/43	3,674
2,850	6.000%, 01/15/37	3,339
2,242	6.900%, 09/15/18	2,381

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
7,325	APT Pipelines Ltd., (Australia), 4.250%, 07/15/27 (e)	7,559
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,725
	Boardwalk Pipelines LP,
3,705	3.375%, 02/01/23	3,690
2,493	4.450%, 07/15/27	2,569
6,221	4.950%, 12/15/24	6,677
2,057	5.950%, 06/01/26	2,333
	BP Capital Markets plc, (United Kingdom),
1,987	1.375%, 11/06/17	1,987
5,200	2.237%, 05/10/19	5,246
3,258	3.017%, 01/16/27	3,199
3,479	3.119%, 05/04/26	3,468
17,699	3.224%, 04/14/24	18,003
2,273	3.245%, 05/06/22	2,355
4,509	3.506%, 03/17/25	4,651
7,330	3.588%, 04/14/27	7,509
7,135	3.814%, 02/10/24	7,506
	Buckeye Partners LP,
2,100	2.650%, 11/15/18	2,112
1,427	3.950%, 12/01/26	1,439
2,000	4.350%, 10/15/24	2,087
2,500	4.875%, 02/01/21	2,674
7,805	5.850%, 11/15/43	8,581
462	Burlington Resources Finance Co., 7.400%, 12/01/31	631
1,794	Burlington Resources, Inc., 8.200%, 03/15/25	2,392
	Canadian Natural Resources Ltd., (Canada),
3,463	3.900%, 02/01/25	3,526
671	5.850%, 02/01/35	744
359	5.900%, 02/01/18	368
6,527	6.450%, 06/30/33	7,666
1,794	6.750%, 02/01/39	2,192
359	7.200%, 01/15/32	448
	Cenovus Energy, Inc., (Canada),
1,599	3.000%, 08/15/22	1,576
2,695	4.450%, 09/15/42	2,347
2,048	5.250%, 06/15/37 (e)	2,003
5,616	6.750%, 11/15/39	6,269
	Chevron Corp.,
2,725	2.355%, 12/05/22	2,718
11,130	2.566%, 05/16/23	11,209
5,912	2.895%, 03/03/24	6,004
4,574	4.950%, 03/03/19	4,833
11,698	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.625%, 05/05/20	11,694
11,233	CNOOC Nexen Finance 2014 ULC, (China), 4.250%, 04/30/24	11,861
471	Conoco Funding Co., 7.250%, 10/15/31	635
1,300	ConocoPhillips, 6.500%, 02/01/39	1,690
	ConocoPhillips Co.,
9,861	3.350%, 11/15/24	10,156
6,328	4.200%, 03/15/21	6,766
	Devon Energy Corp.,
5,180	3.250%, 05/15/22	5,240
2,807	4.750%, 05/15/42	2,798
	Ecopetrol SA, (Colombia),
3,333	4.125%, 01/16/25	3,255
5,409	5.375%, 06/26/26	5,574
2,575	5.875%, 09/18/23	2,813
3,980	Enbridge, Inc., (Canada), 5.500%, 12/01/46	4,448
	Encana Corp., (Canada),
2,090	6.500%, 05/15/19	2,250
3,637	6.500%, 08/15/34	4,170
1,485	8.125%, 09/15/30	1,943
	Energy Transfer LP,
1,144	3.600%, 02/01/23	1,163
6,594	4.050%, 03/15/25	6,700
3,400	4.200%, 04/15/27	3,462
2,440	4.900%, 02/01/24	2,607
6,200	6.050%, 06/01/41	6,784
2,519	6.500%, 02/01/42	2,860
2,695	7.500%, 07/01/38	3,335
4,843	Eni SpA, (Italy), Series EX2, 5.700%, 10/01/40 (e)	5,021
4,040	Eni USA, Inc., (United Kingdom), 7.300%, 11/15/27	5,113
	EnLink Midstream Partners LP,
1,145	2.700%, 04/01/19	1,147
5,421	4.150%, 06/01/25	5,463
3,250	5.050%, 04/01/45	3,148
	Enterprise Products Operating LLC,
3,040	3.700%, 02/15/26	3,120
2,600	3.750%, 02/15/25	2,685
2,687	3.900%, 02/15/24	2,822
2,705	3.950%, 02/15/27	2,829
1,251	4.850%, 03/15/44	1,316

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,189	4.950%, 10/15/54	1,236
1,758	5.100%, 02/15/45	1,919
1,259	5.950%, 02/01/41	1,515
900	7.550%, 04/15/38	1,228
250	Series D, 6.875%, 03/01/33	317
515	Series H, 6.650%, 10/15/34	647
2,509	Series J, 5.750%, 03/01/35	2,847
	EOG Resources, Inc.,
2,164	2.625%, 03/15/23	2,149
4,753	4.100%, 02/01/21	5,033
4,120	5.100%, 01/15/36	4,548
1,614	6.875%, 10/01/18	1,717
	Exxon Mobil Corp.,
3,874	2.397%, 03/06/22	3,914
3,126	2.726%, 03/01/23	3,178
2,726	4.114%, 03/01/46	2,858
	Gulf South Pipeline Co. LP,
4,598	4.000%, 06/15/22	4,748
920	6.300%, 08/15/17 (e)	928
	Hess Corp.,
8,000	6.000%, 01/15/40	8,462
800	7.125%, 03/15/33	939
500	7.300%, 08/15/31	605
1,036	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,116
	Kerr-McGee Corp.,
1,103	6.950%, 07/01/24	1,313
11,707	7.875%, 09/15/31	15,298
	Magellan Midstream Partners LP,
2,338	3.200%, 03/15/25	2,300
2,987	4.200%, 12/01/42	2,823
7,133	5.150%, 10/15/43	7,816
1,794	6.550%, 07/15/19	1,957
	Marathon Oil Corp.,
6,517	2.800%, 11/01/22	6,359
2,528	5.900%, 03/15/18	2,601
2,511	6.000%, 10/01/17	2,550
3,980	Marathon Petroleum Corp., 3.625%, 09/15/24	3,998
	MPLX LP,
6,360	4.875%, 12/01/24	6,827
2,341	5.200%, 03/01/47	2,423
	Noble Energy, Inc.,
5,216	5.625%, 05/01/21	5,360
4,810	6.000%, 03/01/41	5,488
	Occidental Petroleum Corp.,
3,457	3.400%, 04/15/26	3,523
6,636	3.500%, 06/15/25	6,833
	ONEOK Partners LP,
3,960	3.200%, 09/15/18	4,017
1,164	3.375%, 10/01/22	1,184
13,625	4.900%, 03/15/25	14,693
2,576	5.000%, 09/15/23	2,807
1,825	6.650%, 10/01/36	2,178
3,000	8.625%, 03/01/19	3,317
	Petro-Canada, (Canada),
2,286	6.050%, 05/15/18	2,378
3,677	6.800%, 05/15/38	4,863
	Petroleos Mexicanos, (Mexico),
4,433	4.250%, 01/15/25	4,339
6,403	4.500%, 01/23/26	6,284
9,775	4.625%, 09/21/23	9,965
2,165	4.875%, 01/18/24	2,214
1,565	5.500%, 06/27/44	1,404
4,042	5.625%, 01/23/46	3,646
4,385	6.375%, 02/04/21	4,799
4,650	6.375%, 01/23/45	4,619
10,944	6.500%, 03/13/27 (e)	11,929
4,700	6.625%, 06/15/35	4,938
12,012	6.750%, 09/21/47	12,315
3,644	6.875%, 08/04/26	4,086
1,181	Phillips 66, 4.300%, 04/01/22	1,278
	Phillips 66 Partners LP,
1,453	3.550%, 10/01/26	1,420
3,078	4.900%, 10/01/46	3,029
	Plains All American Pipeline LP,
7,000	3.600%, 11/01/24	6,906
1,938	3.650%, 06/01/22	1,986
16,535	4.650%, 10/15/25	17,298
9,221	4.900%, 02/15/45	8,711
4,132	Sinopec Group Overseas Development 2013 Ltd., (China), 4.375%, 10/17/23 (e)	4,418
	Spectra Energy Capital LLC,
6,334	3.300%, 03/15/23	6,340
2,197	5.650%, 03/01/20	2,371
2,233	7.500%, 09/15/38	2,763
4,475	8.000%, 10/01/19	5,041
	Spectra Energy Partners LP,
2,658	2.950%, 09/25/18	2,695

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
4,750	3.500%, 03/15/25	4,770
1,866	4.500%, 03/15/45	1,850
1,801	5.950%, 09/25/43	2,093
	Statoil ASA, (Norway),
2,646	1.150%, 05/15/18	2,638
2,430	2.450%, 01/17/23	2,419
5,765	2.650%, 01/15/24	5,727
3,320	3.150%, 01/23/22	3,428
3,461	3.250%, 11/10/24	3,551
1,673	4.250%, 11/23/41	1,727
3,318	5.250%, 04/15/19	3,522
11,584	Suncor Energy, Inc., (Canada), 5.950%, 12/01/34	13,930
	Sunoco Logistics Partners Operations LP,
4,366	3.900%, 07/15/26	4,370
1,814	4.250%, 04/01/24	1,873
5,160	4.400%, 04/01/21	5,469
600	4.650%, 02/15/22	644
1,840	5.300%, 04/01/44	1,852
6,969	5.350%, 05/15/45	7,059
5,495	6.100%, 02/15/42	5,998
2,870	TC PipeLines LP, 3.900%, 05/25/27	2,889
6,209	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	6,146
	Tosco Corp.,
3,408	7.800%, 01/01/27	4,466
3,139	8.125%, 02/15/30	4,415
5,675	Total Capital Canada Ltd., (France), 2.750%, 07/15/23	5,753
	Total Capital International SA, (France),
1,256	2.700%, 01/25/23	1,272
5,000	2.750%, 06/19/21	5,123
1,989	3.750%, 04/10/24	2,113
	TransCanada PipeLines Ltd., (Canada),
4,155	4.875%, 01/15/26	4,670
6,345	6.200%, 10/15/37	8,017
1,704	6.500%, 08/15/18	1,801
2,377	7.125%, 01/15/19	2,570
1,883	7.250%, 08/15/38	2,643
1,545	Valero Energy Corp., 7.500%, 04/15/32	2,018
	Western Gas Partners LP,
3,421	4.650%, 07/01/26	3,603
607	5.375%, 06/01/21	658
1,855	5.450%, 04/01/44	1,938
	Williams Partners LP,
3,506	3.900%, 01/15/25	3,590
2,982	4.875%, 05/15/23	3,071

		747,158

	Total Energy	781,635

	Financials — 10.6%
	Banks — 4.7%
	ABN AMRO Bank NV, (Netherlands),
9,759	2.100%, 01/18/19 (e)	9,778
3,394	2.500%, 10/30/18 (e)	3,422
7,879	4.750%, 07/28/25 (e)	8,345
	ANZ New Zealand Int’l Ltd., (New Zealand),
5,200	2.600%, 09/23/19 (e)	5,247
3,016	2.850%, 08/06/20 (e)	3,066
	Australia & New Zealand Banking Group Ltd., (Australia),
5,560	1.450%, 05/15/18	5,557
1,834	4.400%, 05/19/26 (e)	1,912
2,571	4.875%, 01/12/21 (e)	2,792
	Bank of America Corp.,
14,852	2.000%, 01/11/18	14,889
12,693	3.300%, 01/11/23	12,935
7,598	3.500%, 04/19/26	7,617
24,248	3.875%, 08/01/25	25,094
3,403	4.000%, 04/01/24	3,573
12,373	4.000%, 01/22/25	12,616
530	4.100%, 07/24/23	561
1,890	4.125%, 01/22/24	2,001
5,998	4.200%, 08/26/24	6,238
6,055	4.250%, 10/22/26	6,259
5,041	4.450%, 03/03/26	5,264
17,140	5.000%, 05/13/21	18,685
15,875	5.625%, 07/01/20	17,399
7,155	5.650%, 05/01/18	7,403
2,959	5.700%, 01/24/22	3,347
4,155	5.750%, 12/01/17	4,240
19,000	6.400%, 08/28/17	19,220
11,523	6.875%, 04/25/18	12,040
3,140	7.625%, 06/01/19	3,478
10,025	VAR, 3.705%, 04/24/28	10,107
5,294	Series L, 2.250%, 04/21/20	5,295
2,530	Series L, 2.650%, 04/01/19	2,559
8,782	Series L, 3.950%, 04/21/25	8,929

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Bank of Montreal, (Canada),
5,996	1.400%, 09/11/17	5,997
6,305	2.375%, 01/25/19	6,365
7,632	2.550%, 11/06/22	7,660
	Bank of Nova Scotia (The), (Canada),
13,000	1.700%, 06/11/18	13,018
4,470	1.875%, 09/20/21 (e)	4,410
1,977	Banque Federative du Credit Mutuel SA, (France), 2.000%, 04/12/19 (e)	1,974
3,318	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	3,386
	Barclays plc, (United Kingdom),
8,888	3.200%, 08/10/21	9,030
15,214	3.650%, 03/16/25	15,177
2,993	4.375%, 01/12/26	3,122
2,605	5.250%, 08/17/45	2,889
	BB&T Corp.,
3,334	1.600%, 08/15/17	3,335
2,200	2.050%, 05/10/21	2,195
6,000	2.625%, 06/29/20	6,109
2,466	5.250%, 11/01/19	2,648
1,480	6.850%, 04/30/19	1,614
	BNZ International Funding Ltd., (New Zealand),
4,300	2.100%, 09/14/21 (e)	4,225
3,708	2.350%, 03/04/19 (e)	3,732
	Canadian Imperial Bank of Commerce, (Canada),
2,740	1.600%, 09/06/19	2,717
12,882	2.250%, 07/21/20 (e)	12,971
22,474	Capital One Bank USA NA, 3.375%, 02/15/23	22,719
	Capital One NA,
5,909	2.350%, 08/17/18	5,942
4,190	2.400%, 09/05/19	4,202
	Citigroup, Inc.,
7,450	1.700%, 04/27/18	7,447
5,000	1.750%, 05/01/18	4,998
5,915	1.800%, 02/05/18	5,918
7,940	2.050%, 12/07/18	7,962
7,289	2.150%, 07/30/18	7,314
2,309	2.350%, 08/02/21	2,295
5,000	2.400%, 02/18/20	5,021
8,395	2.700%, 03/30/21	8,455
12,240	2.750%, 04/25/22	12,248
6,100	3.400%, 05/01/26	6,054
12,625	3.700%, 01/12/26	12,841
3,077	3.875%, 03/26/25	3,111
1,491	4.125%, 07/25/28	1,513
6,200	4.300%, 11/20/26	6,407
7,400	4.400%, 06/10/25	7,716
2,622	4.650%, 07/30/45	2,793
6,570	4.750%, 05/18/46	6,734
698	5.300%, 05/06/44	777
4,296	5.500%, 09/13/25	4,798
1,842	5.875%, 01/30/42	2,308
3,363	6.625%, 01/15/28	4,051
1,424	8.125%, 07/15/39	2,144
1,590	Citizens Financial Group, Inc., 2.375%, 07/28/21	1,582
1,250	Comerica Bank, 5.200%, 08/22/17	1,259
	Comerica, Inc.,
2,140	2.125%, 05/23/19	2,141
1,148	3.800%, 07/22/26	1,170
	Commonwealth Bank of Australia, (Australia),
4,035	2.000%, 09/06/21 (e)	3,967
4,920	4.500%, 12/09/25 (e)	5,221
	Cooperatieve Rabobank UA, (Netherlands),
5,500	2.500%, 01/19/21	5,553
11,498	3.875%, 02/08/22	12,265
7,438	4.375%, 08/04/25	7,810
3,139	5.800%, 09/30/10[1] (e)	3,823
	Credit Agricole SA, (France),
6,616	4.125%, 01/10/27 (e)	6,840
4,405	4.375%, 03/17/25 (e)	4,546
	Credit Suisse Group Funding Guernsey Ltd., (Switzerland),
1,764	2.750%, 03/26/20	1,779
2,429	3.750%, 03/26/25	2,455
2,746	3.800%, 09/15/22	2,846
8,035	3.800%, 06/09/23	8,255
5,016	4.550%, 04/17/26	5,320
3,089	4.875%, 05/15/45	3,328
	Danske Bank A/S, (Denmark),
4,287	2.000%, 09/08/21 (e)	4,225
4,254	2.700%, 03/02/22 (e)	4,300
	Discover Bank,
2,185	3.100%, 06/04/20	2,231
6,500	3.200%, 08/09/21	6,655

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
7,685	4.200%, 08/08/23	8,100
7,022	Fifth Third Bancorp, 2.875%, 07/27/20	7,178
	Fifth Third Bank,
6,100	2.375%, 04/25/19	6,150
2,846	2.875%, 10/01/21	2,908
	HSBC Bank plc, (United Kingdom),
8,206	1.500%, 05/15/18 (e)	8,198
8,968	4.750%, 01/19/21 (e)	9,696
	HSBC Holdings plc, (United Kingdom),
20,855	2.650%, 01/05/22	20,834
16,403	3.600%, 05/25/23	16,917
12,977	4.000%, 03/30/22	13,696
4,932	4.250%, 08/18/25	5,099
3,162	4.375%, 11/23/26	3,287
6,457	6.100%, 01/14/42	8,354
3,220	VAR, 4.041%, 03/13/28	3,328
	Huntington Bancshares, Inc.,
10,169	2.300%, 01/14/22	10,026
2,357	3.150%, 03/14/21	2,416
	Huntington National Bank (The),
709	2.000%, 06/30/18	711
6,583	2.875%, 08/20/20	6,715
	Industrial & Commercial Bank of China Ltd., (China),
4,225	2.351%, 11/13/17	4,230
6,900	2.452%, 10/20/21	6,789
2,572	ING Groep NV, (Netherlands), 3.950%, 03/29/27	2,661
4,225	KeyBank NA, 3.180%, 05/22/22	4,308
	KeyCorp,
2,136	2.900%, 09/15/20	2,181
2,200	5.100%, 03/24/21	2,417
	Lloyds Banking Group plc, (United Kingdom),
6,788	3.000%, 01/11/22	6,865
9,304	3.750%, 01/11/27	9,381
4,700	4.582%, 12/10/25	4,927
4,036	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	4,136
	Mitsubishi UFJ Financial Group, Inc., (Japan),
3,463	2.527%, 09/13/23	3,413
6,006	2.950%, 03/01/21	6,108
2,713	2.998%, 02/22/22	2,761
	Mizuho Bank Ltd., (Japan),
3,021	1.800%, 03/26/18 (e)	3,021
3,167	2.650%, 09/25/19 (e)	3,196
	Mizuho Financial Group, Inc., (Japan),
4,462	2.632%, 04/12/21 (e)	4,470
1,449	2.953%, 02/28/22	1,465
3,242	MUFG Americas Holdings Corp., 2.250%, 02/10/20	3,253
3,587	National City Bank, 5.800%, 06/07/17	3,588
	Nordea Bank AB, (Sweden),
2,242	1.625%, 05/15/18 (e)	2,243
6,408	4.250%, 09/21/22 (e)	6,760
	PNC Bank NA,
2,855	1.950%, 03/04/19	2,863
2,000	6.875%, 04/01/18	2,085
	PNC Financial Services Group, Inc. (The),
1,500	3.900%, 04/29/24	1,579
5,904	4.375%, 08/11/20	6,299
5,112	5.125%, 02/08/20	5,521
1,839	6.700%, 06/10/19	2,008
5,000	SUB, 2.854%, 11/09/22	5,064
6,594	Regions Financial Corp., 3.200%, 02/08/21	6,755
	Royal Bank of Canada, (Canada),
8,000	1.875%, 02/05/20	7,983
7,733	2.000%, 10/01/18	7,768
1,928	2.000%, 12/10/18	1,936
675	2.200%, 07/27/18	679
5,585	4.650%, 01/27/26	5,971
6,150	Royal Bank of Scotland Group plc, (United Kingdom), 3.875%, 09/12/23	6,234
6,200	Santander Issuances SAU, (Spain), 5.179%, 11/19/25	6,565
	Santander UK Group Holdings plc, (United Kingdom),
3,011	3.125%, 01/08/21	3,057
6,200	3.571%, 01/10/23	6,332
6,414	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	6,474
2,594	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,596
	Societe Generale SA, (France),
6,000	2.500%, 04/08/21 (e)	6,012
5,280	4.000%, 01/12/27 (e)	5,380
2,197	SouthTrust Bank, 7.690%, 05/15/25	2,758
10,603	SpareBank 1 Boligkreditt A/S, (Norway), 1.750%, 11/15/19 (e)	10,557

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
5,938	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	5,935
	Standard Chartered plc, (United Kingdom),
8,631	4.050%, 04/12/26 (e)	8,834
5,291	5.200%, 01/26/24 (e)	5,695
	Sumitomo Mitsui Financial Group, Inc., (Japan),
4,262	2.058%, 07/14/21	4,199
3,620	2.442%, 10/19/21	3,620
6,102	2.632%, 07/14/26	5,827
8,755	2.846%, 01/11/22	8,878
2,517	3.010%, 10/19/26	2,483
505	SunTrust Bank, 7.250%, 03/15/18	527
	SunTrust Banks, Inc.,
3,062	2.700%, 01/27/22	3,084
2,637	2.900%, 03/03/21	2,689
897	6.000%, 09/11/17	907
	Toronto-Dominion Bank (The), (Canada),
1,487	1.800%, 07/13/21	1,463
1,501	2.125%, 07/02/19	1,509
1,501	2.125%, 04/07/21	1,501
4,063	2.250%, 11/05/19	4,097
5,021	VAR, 3.625%, 09/15/31	4,954
	UBS Group Funding Jersey Ltd., (Switzerland),
2,500	4.125%, 09/24/25 (e)	2,616
6,471	4.125%, 04/15/26 (e)	6,772
	US Bancorp,
3,289	3.000%, 03/15/22	3,382
1,256	7.500%, 06/01/26	1,631
9,800	Series V, 2.375%, 07/22/26	9,309
3,191	Series V, 2.625%, 01/24/22	3,235
6,833	US Bank NA, 2.800%, 01/27/25	6,785
	Wachovia Corp.,
2,735	5.750%, 06/15/17	2,738
29,966	5.750%, 02/01/18	30,777
	Wells Fargo & Co.,
10,156	2.600%, 07/22/20	10,305
6,811	3.000%, 02/19/25	6,751
3,843	3.000%, 04/22/26	3,755
10,110	3.069%, 01/24/23	10,267
10,308	3.300%, 09/09/24	10,459
8,071	3.500%, 03/08/22	8,437
5,921	4.100%, 06/03/26	6,158
2,925	4.300%, 07/22/27	3,098
7,623	4.600%, 04/01/21	8,255
6,442	4.650%, 11/04/44	6,667
2,755	5.606%, 01/15/44	3,243
8,237	5.625%, 12/11/17	8,412
7,300	Series N, 2.150%, 01/30/20	7,331
13,622	Wells Fargo Bank NA, 6.000%, 11/15/17	13,895
	Westpac Banking Corp., (Australia),
6,405	2.000%, 03/03/20 (e)	6,406
5,830	2.800%, 01/11/22	5,932
3,810	3.350%, 03/08/27	3,845
9,606	4.875%, 11/19/19	10,259
2,045	VAR, 4.322%, 11/23/31	2,104

		1,219,069

	Capital Markets — 2.5%
	Ameriprise Financial, Inc.,
8,146	2.875%, 09/15/26	7,942
5,650	4.000%, 10/15/23	6,070
	Bank of New York Mellon Corp. (The),
2,020	2.050%, 05/03/21	2,009
4,310	2.200%, 03/04/19	4,343
3,110	2.200%, 08/16/23	3,032
8,088	2.600%, 08/17/20	8,219
1,043	2.800%, 05/04/26	1,027
3,800	3.250%, 09/11/24	3,900
3,089	3.550%, 09/23/21	3,242
3,363	4.600%, 01/15/20	3,590
3,335	Series 0012, 3.650%, 02/04/24	3,518
1,667	Series G, 2.200%, 05/15/19	1,681
	BlackRock, Inc.,
4,287	3.375%, 06/01/22	4,495
3,515	3.500%, 03/18/24	3,713
4,145	4.250%, 05/24/21	4,466
4,190	Series 2, 5.000%, 12/10/19	4,514
	Blackstone Holdings Finance Co. LLC,
3,107	4.450%, 07/15/45 (e)	3,081
12,555	5.875%, 03/15/21 (e)	14,032
2,690	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	2,848
	Charles Schwab Corp. (The),
5,710	3.200%, 03/02/27	5,787
1,435	3.225%, 09/01/22	1,481
	CME Group, Inc.,
9,865	3.000%, 09/15/22	10,179

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
5,537	3.000%, 03/15/25	5,608
1,004	5.300%, 09/15/43	1,243
	Credit Suisse AG, (Switzerland),
2,955	1.700%, 04/27/18	2,956
3,733	2.300%, 05/28/19	3,756
1,626	3.000%, 10/29/21	1,659
2,700	3.625%, 09/09/24	2,793
8,007	Credit Suisse Group AG, (Switzerland), 3.574%, 01/09/23 (e)	8,167
5,276	Daiwa Securities Group, Inc., (Japan), 3.129%, 04/19/22 (e)	5,333
	Deutsche Bank AG, (Germany),
4,299	1.875%, 02/13/18	4,299
13,886	4.250%, 10/14/21	14,468
3,400	4.500%, 04/01/25	3,399
7,819	6.000%, 09/01/17	7,900
2,242	FMR LLC, 6.450%, 11/15/39 (e)	2,921
	Goldman Sachs Group, Inc. (The),
5,530	2.350%, 11/15/21	5,482
6,428	2.600%, 04/23/20	6,493
4,682	2.625%, 01/31/19	4,733
2,045	2.625%, 04/25/21	2,055
2,975	2.750%, 09/15/20	3,014
5,930	2.875%, 02/25/21	6,011
4,008	3.500%, 01/23/25	4,050
7,665	3.500%, 11/16/26	7,605
2,287	3.625%, 01/22/23	2,368
2,971	3.750%, 05/22/25	3,043
6,898	3.850%, 07/08/24	7,180
14,127	3.850%, 01/26/27	14,387
12,326	4.000%, 03/03/24	12,943
10,573	4.250%, 10/21/25	10,966
3,501	5.250%, 07/27/21	3,863
14,150	5.375%, 03/15/20	15,323
6,753	5.750%, 01/24/22	7,632
11,181	5.950%, 01/18/18	11,472
1,435	6.750%, 10/01/37	1,833
29,379	7.500%, 02/15/19	32,032
13,876	VAR, 3.691%, 06/05/28	13,876
13,156	Series D, 6.000%, 06/15/20	14,564
	ING Bank NV, (Netherlands),
6,000	1.650%, 08/15/19 (e)	5,940
4,678	2.000%, 11/26/18 (e)	4,681
5,212	5.800%, 09/25/23 (e)	5,899
	Intercontinental Exchange, Inc.,
2,108	2.500%, 10/15/18	2,137
5,021	4.000%, 10/15/23	5,386
	Invesco Finance plc,
2,510	3.750%, 01/15/26	2,625
3,914	4.000%, 01/30/24	4,174
	Jefferies Group LLC,
1,184	4.850%, 01/15/27	1,244
2,466	5.125%, 04/13/18	2,534
5,022	6.450%, 06/08/27	5,800
8,295	6.875%, 04/15/21	9,509
	Macquarie Bank Ltd., (Australia),
19,160	1.600%, 10/27/17 (e)	19,131
7,499	2.600%, 06/24/19 (e)	7,571
6,300	2.850%, 07/29/20 (e)	6,391
6,300	4.000%, 07/29/25 (e)	6,634
	Macquarie Group Ltd., (Australia),
4,125	6.000%, 01/14/20 (e)	4,491
9,649	6.250%, 01/14/21 (e)	10,779
	Morgan Stanley,
7,500	2.500%, 04/21/21	7,508
4,100	2.650%, 01/27/20	4,152
2,000	2.750%, 05/19/22	2,003
13,243	2.800%, 06/16/20	13,468
2,254	3.125%, 07/27/26	2,192
5,370	3.625%, 01/20/27	5,414
7,335	3.700%, 10/23/24	7,565
6,405	3.875%, 01/27/26	6,601
19,814	4.000%, 07/23/25	20,713
9,880	4.100%, 05/22/23	10,351
1,640	4.350%, 09/08/26	1,714
9,322	5.000%, 11/24/25	10,190
3,130	5.500%, 07/24/20	3,427
4,701	5.500%, 07/28/21	5,235
12,752	5.625%, 09/23/19	13,737
6,509	5.750%, 01/25/21	7,246
9,591	6.625%, 04/01/18	9,969
7,533	7.300%, 05/13/19	8,276
2,610	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	2,901
2,762	Northern Trust Corp., VAR, 3.375%, 05/08/32	2,788
	State Street Corp.,
3,191	3.100%, 05/15/23	3,260
17,629	3.550%, 08/18/25	18,452

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
5,771	3.700%, 11/20/23	6,116
2,279	TD Ameritrade Holding Corp., 2.950%, 04/01/22	2,335
	Thomson Reuters Corp., (Canada),
3,119	3.850%, 09/29/24	3,256
2,716	4.500%, 05/23/43	2,699
1,928	4.700%, 10/15/19	2,038
7,735	UBS Group Funding Switzerland AG, (Switzerland), 3.491%, 05/23/23 (e)	7,897

		655,025

	Consumer Finance — 1.0%
3,849	AerCap Ireland Capital DAC, (Netherlands), 3.500%, 05/26/22	3,959
4,394	American Express Centurion Bank, 6.000%, 09/13/17	4,448
2,466	American Express Co., 7.000%, 03/19/18	2,569
	American Express Credit Corp.,
7,553	1.800%, 07/31/18	7,562
7,225	1.875%, 11/05/18	7,228
6,701	2.250%, 05/05/21	6,706
7,590	2.375%, 05/26/20	7,676
4,250	2.700%, 03/03/22	4,297
	American Honda Finance Corp.,
598	2.250%, 08/15/19	603
1,185	2.300%, 09/09/26	1,118
5,285	2.900%, 02/16/24	5,386
1,335	7.625%, 10/01/18 (e)	1,439
	Capital One Financial Corp.,
6,093	3.200%, 02/05/25	5,995
5,797	3.750%, 04/24/24	5,960
7,424	3.750%, 07/28/26	7,289
7,925	4.200%, 10/29/25	8,078
	Caterpillar Financial Services Corp.,
3,879	1.931%, 10/01/21	3,825
3,353	2.250%, 12/01/19	3,389
5,040	2.400%, 08/09/26	4,848
3,873	2.850%, 06/01/22	3,958
538	7.150%, 02/15/19	586
	Ford Motor Credit Co. LLC,
5,190	1.684%, 09/08/17	5,192
2,690	2.145%, 01/09/18	2,697
6,244	2.240%, 06/15/18	6,263
10,210	3.000%, 06/12/17	10,213
3,709	3.096%, 05/04/23	3,636
6,991	3.336%, 03/18/21	7,123
5,211	3.339%, 03/28/22	5,276
9,679	3.810%, 01/09/24	9,829
7,923	4.134%, 08/04/25	8,025
8,535	4.375%, 08/06/23	8,932
	General Motors Financial Co., Inc.,
3,163	3.100%, 01/15/19	3,209
12,097	3.450%, 01/14/22	12,259
7,227	3.450%, 04/10/22	7,324
8,201	3.700%, 05/09/23	8,259
12,220	3.950%, 04/13/24	12,247
2,200	4.000%, 01/15/25	2,213
10,273	4.000%, 10/06/26	10,145
5,275	4.300%, 07/13/25	5,340
4,447	4.350%, 01/17/27	4,497
276	HSBC Finance Corp., 7.350%, 11/27/32	361
6,681	HSBC USA, Inc., 1.625%, 01/16/18	6,683
	John Deere Capital Corp.,
1,073	1.700%, 01/15/20	1,070
3,237	2.800%, 01/27/23	3,293
6,356	2.800%, 03/06/23	6,459
2,234	3.150%, 10/15/21	2,324
2,915	Series 14, 2.450%, 09/11/20	2,958
2,175	PACCAR Financial Corp., 1.300%, 05/10/19	2,157
14,832	Synchrony Financial, 3.700%, 08/04/26	14,318
2,179	Toyota Motor Credit Corp., 1.900%, 04/08/21	2,162

		271,383

	Diversified Financial Services — 1.2%
	Berkshire Hathaway, Inc.,
18,815	2.750%, 03/15/23	19,012
2,326	3.000%, 02/11/23	2,400
5,254	3.750%, 08/15/21	5,614
	CK Hutchison International 16 Ltd., (Hong Kong),
4,160	1.875%, 10/03/21 (e)	4,040
6,500	2.750%, 10/03/26 (e)	6,211
	GE Capital International Funding Co. Unlimited Co.,
44,099	2.342%, 11/15/20	44,542
4,726	3.373%, 11/15/25	4,930
23,694	4.418%, 11/15/35	25,501
	GTP Acquisition Partners I LLC,
10,038	2.350%, 06/15/20 (e)	9,838
11,667	3.482%, 06/16/25 (e)	11,677

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
3,907	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 3.250%, 11/08/22 (e)	4,002
	National Rural Utilities Cooperative Finance Corp.,
2,585	2.950%, 02/07/24	2,621
1,933	10.375%, 11/01/18	2,164
	Nationwide Building Society, (United Kingdom),
2,635	2.450%, 07/27/21 (e)	2,637
7,480	4.000%, 09/14/26 (e)	7,504
17,900	P FIN II, LLC, 0.000%, 05/20/22	17,900
	Private Export Funding Corp.,
10,700	Series EE, 2.800%, 05/15/22	11,109
12,505	Series KK, 3.550%, 01/15/24	13,469
8,428	Series Z, 4.375%, 03/15/19	8,870
9,040	Protective Life Global Funding, 1.999%, 09/14/21 (e)	8,819
	Shell International Finance BV, (Netherlands),
8,042	2.125%, 05/11/20	8,107
19,688	2.875%, 05/10/26	19,527
19,323	4.000%, 05/10/46	19,056
7,389	4.125%, 05/11/35	7,658
2,690	4.300%, 09/22/19	2,843
7,695	4.375%, 03/25/20	8,216
5,381	6.375%, 12/15/38	7,184
	Siemens Financieringsmaatschappij NV, (Germany),
6,000	2.350%, 10/15/26 (e)	5,690
4,371	2.900%, 05/27/22 (e)	4,485
3,440	3.125%, 03/16/24 (e)	3,510
6,050	3.300%, 09/15/46 (e)	5,411
3,421	4.400%, 05/27/45 (e)	3,686
4,230	Voya Financial, Inc., 3.650%, 06/15/26	4,270

		312,503

	Insurance — 1.1%
8,295	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	11,058
3,650	Allstate Corp. (The), 3.150%, 06/15/23	3,764
	American International Group, Inc.,
2,671	3.750%, 07/10/25	2,741
3,407	3.875%, 01/15/35	3,272
5,758	4.125%, 02/15/24	6,087
7,065	4.700%, 07/10/35	7,477
1,496	Aon Corp., 6.250%, 09/30/40	1,865
3,083	Aon plc, 3.875%, 12/15/25	3,198
	Arch Capital Finance LLC,
459	4.011%, 12/15/26	477
2,660	5.031%, 12/15/46	2,971
7,740	Athene Global Funding, 2.750%, 04/20/20 (e)	7,776
	Berkshire Hathaway Finance Corp.,
2,795	4.300%, 05/15/43	2,980
13,241	4.400%, 05/15/42	14,412
1,166	5.750%, 01/15/40	1,485
1,013	Chubb Corp. (The), 5.750%, 05/15/18	1,053
	Chubb INA Holdings, Inc.,
2,420	2.300%, 11/03/20	2,438
3,418	2.875%, 11/03/22	3,493
	CNA Financial Corp.,
2,633	3.950%, 05/15/24	2,745
1,921	4.500%, 03/01/26	2,075
9,929	Dai-ichi Life Insurance Co. Ltd. (The), (Japan), VAR, 4.000%, 07/24/26 (e) (x) (y)	9,998
6,230	Great-West Lifeco Finance Delaware LP, (Canada), 4.150%, 06/03/47 (e)	6,186
1,663	Guardian Life Insurance Co. of America (The), 4.850%, 01/24/77 (e)	1,713
	Jackson National Life Global Funding,
3,581	1.875%, 10/15/18 (e)	3,594
4,774	3.050%, 04/29/26 (e)	4,715
2,690	4.700%, 06/01/18 (e)	2,773
	Liberty Mutual Group, Inc.,
3,049	4.950%, 05/01/22 (e)	3,365
6,000	6.500%, 03/15/35 (e)	7,432
	Liberty Mutual Insurance Co.,
650	7.875%, 10/15/26 (e)	836
700	8.500%, 05/15/25 (e)	906
	Lincoln National Corp.,
1,925	4.000%, 09/01/23	2,045
3,761	4.200%, 03/15/22	4,029
111	6.150%, 04/07/36	134
11,200	Manulife Financial Corp., (Canada), VAR, 4.061%, 02/24/32	11,350
	Marsh & McLennan Cos., Inc.,
5,001	2.350%, 03/06/20	5,048
1,539	2.750%, 01/30/22	1,560
1,991	3.300%, 03/14/23	2,058

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
	Massachusetts Mutual Life Insurance Co.,
1,767	5.375%, 12/01/41 (e)	2,083
322	8.875%, 06/01/39 (e)	523
3,346	MassMutual Global Funding II, 2.500%, 10/17/22 (e)	3,338
	MetLife, Inc.,
2,027	4.050%, 03/01/45	2,043
2,000	4.875%, 11/13/43	2,260
200	6.375%, 06/15/34	261
731	Series A, 6.817%, 08/15/18	775
	Metropolitan Life Global Funding I,
18,348	2.300%, 04/10/19 (e)	18,524
12,858	3.875%, 04/11/22 (e)	13,680
11,147	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	18,497
	New York Life Global Funding,
1,806	1.950%, 02/11/20 (e)	1,810
29,382	2.150%, 06/18/19 (e)	29,580
7,504	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	12,141
1,343	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,344
794	Principal Financial Group, Inc., 3.125%, 05/15/23	807
1,200	Principal Life Global Funding II, 2.375%, 11/21/21 (e)	1,194
7,544	Progressive Corp. (The), 2.450%, 01/15/27	7,227
7,284	Prudential Financial, Inc., Series B, 5.750%, 07/15/33	8,747
10,349	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	13,765
	Reliance Standard Life Global Funding II,
660	2.500%, 01/15/20 (e)	663
2,597	3.050%, 01/20/21 (e)	2,634
	Teachers Insurance & Annuity Association of America,
5,480	4.270%, 05/15/47 (e)	5,586
3,653	4.900%, 09/15/44 (e)	4,091
960	Travelers Cos., Inc. (The), 5.800%, 05/15/18	999

		301,681

	Thrifts & Mortgage Finance — 0.1%
	BPCE SA, (France),
5,650	1.625%, 01/26/18	5,641
4,230	3.375%, 12/02/26	4,276
6,100	4.625%, 07/11/24 (e)	6,325
5,500	5.700%, 10/22/23 (e)	6,103

		22,345

	Total Financials	2,782,006

	Health Care — 1.6%
	Biotechnology — 0.6%
	AbbVie, Inc.,
7,526	2.000%, 11/06/18	7,549
15,957	2.850%, 05/14/23	15,932
5,328	3.200%, 11/06/22	5,460
4,776	3.600%, 05/14/25	4,883
2,129	4.300%, 05/14/36	2,143
21,614	4.500%, 05/14/35	22,323
	Amgen, Inc.,
7,344	3.625%, 05/15/22	7,697
3,005	3.625%, 05/22/24	3,152
1,000	4.400%, 05/01/45	1,009
20,892	4.663%, 06/15/51	21,592
4,336	4.950%, 10/01/41	4,665
1,771	5.700%, 02/01/19	1,884
	Baxalta, Inc.,
3,356	3.600%, 06/23/22	3,482
1,096	5.250%, 06/23/45	1,250
	Biogen, Inc.,
5,466	3.625%, 09/15/22	5,739
1,383	5.200%, 09/15/45	1,537
	Celgene Corp.,
5,762	2.875%, 08/15/20	5,893
8,865	3.250%, 08/15/22	9,142
6,875	3.625%, 05/15/24	7,120
4,195	5.700%, 10/15/40	4,791
	Gilead Sciences, Inc.,
1,943	2.500%, 09/01/23	1,913
2,883	3.500%, 02/01/25	2,971
3,850	3.650%, 03/01/26	3,952
3,770	3.700%, 04/01/24	3,932
1,725	4.000%, 09/01/36	1,702
4,758	4.600%, 09/01/35	5,024

		156,737

	Health Care Equipment & Supplies — 0.1%
5,609	Abbott Laboratories, 3.875%, 09/15/25	5,773
	Becton Dickinson and Co.,
898	2.675%, 12/15/19	909

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
710	3.734%, 12/15/24	724
1,826	Covidien International Finance SA, 2.950%, 06/15/23	1,851
2,500	Danaher Corp., 2.400%, 09/15/20	2,539
2,330	Liberty Property LP, 3.250%, 10/01/26	2,269
	Medtronic, Inc.,
2,676	3.125%, 03/15/22	2,771
704	3.150%, 03/15/22	732
6,075	4.375%, 03/15/35	6,553
	Stryker Corp.,
904	3.500%, 03/15/26	926
910	4.100%, 04/01/43	890

		25,937

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
3,654	2.800%, 06/15/23	3,657
1,777	4.500%, 05/15/42	1,917
2,959	6.750%, 12/15/37	4,049
	Anthem, Inc.,
2,511	2.300%, 07/15/18	2,527
4,210	3.125%, 05/15/22	4,301
2,354	3.300%, 01/15/23	2,412
3,477	4.625%, 05/15/42	3,656
3,394	4.650%, 01/15/43	3,601
4,149	4.650%, 08/15/44	4,413
	Cardinal Health, Inc.,
3,693	2.400%, 11/15/19	3,718
4,500	3.750%, 09/15/25	4,707
	Express Scripts Holding Co.,
3,693	3.000%, 07/15/23	3,667
6,120	3.500%, 06/15/24	6,141
1,904	4.800%, 07/15/46	1,892
3,409	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	3,475
2,975	Mayo Clinic, Series 2016, 4.128%, 11/15/52	3,129
3,335	Memorial Sloan-Kettering Cancer Center, Series 2015, 4.200%, 07/01/55	3,405
2,942	Providence St Joseph Health Obligated Group, Series H, 2.746%, 10/01/26	2,838
1,684	Quest Diagnostics, Inc., 3.450%, 06/01/26	1,688
4,275	Texas Health Resources, 4.330%, 11/15/55	4,440
	UnitedHealth Group, Inc.,
3,636	1.625%, 03/15/19	3,629
1,615	2.750%, 02/15/23	1,634
2,690	2.875%, 03/15/23	2,742
4,726	3.100%, 03/15/26	4,770
4,532	3.350%, 07/15/22	4,763
5,955	3.375%, 11/15/21	6,238
6,229	4.625%, 07/15/35	6,962
1,600	5.800%, 03/15/36	2,003
4,888	6.625%, 11/15/37	6,672

		109,046

	Life Sciences Tools & Services — 0.1%
	Thermo Fisher Scientific, Inc.,
3,564	2.950%, 09/19/26	3,482
2,501	3.000%, 04/15/23	2,534
2,995	3.150%, 01/15/23	3,051
1,946	4.150%, 02/01/24	2,081

		11,148

	Pharmaceuticals — 0.4%
	Allergan Funding SCS,
3,041	3.850%, 06/15/24	3,167
19,717	4.550%, 03/15/35	20,413
	Allergan, Inc.,
3,954	2.800%, 03/15/23	3,931
3,111	3.375%, 09/15/20	3,201
2,991	Bayer US Finance LLC, (Germany), 2.375%, 10/08/19 (e)	3,020
5,743	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	6,319
2,780	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	2,858
1,883	GlaxoSmithKline Capital, Inc., (United Kingdom), 6.375%, 05/15/38	2,529
1,948	Johnson & Johnson, 4.375%, 12/05/33	2,201
	Merck & Co., Inc.,
1,835	2.400%, 09/15/22	1,852
4,572	2.800%, 05/18/23	4,674
2,100	3.700%, 02/10/45	2,071
	Mylan NV,
4,153	3.950%, 06/15/26	4,164
2,870	5.250%, 06/15/46	3,038
	Mylan, Inc.,
7,886	3.125%, 01/15/23 (e)	7,847
2,300	5.400%, 11/29/43	2,464
3,294	Novartis Capital Corp., (Switzerland), 3.400%, 05/06/24	3,454

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
9,150	Pfizer, Inc., 3.000%, 12/15/26	9,194
4,909	Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/23	4,866
6,266	Teva Pharmaceutical Finance Co. LLC, (Israel), 6.150%, 02/01/36	7,128
	Teva Pharmaceutical Finance Netherlands III BV, (Israel),
8,958	2.800%, 07/21/23	8,693
844	4.100%, 10/01/46	743
708	Wyeth LLC, 6.450%, 02/01/24	863
	Zoetis, Inc.,
1,869	1.875%, 02/01/18	1,870
1,115	4.700%, 02/01/43	1,194

		111,754

	Total Health Care	414,622

	Industrials — 1.7%
	Aerospace & Defense — 0.4%
3,267	Airbus Group Finance BV, (France), 2.700%, 04/17/23 (e)	3,303
	Airbus SE, (France),
4,909	3.150%, 04/10/27 (e)	4,979
1,046	3.950%, 04/10/47 (e)	1,069
	BAE Systems Holdings, Inc., (United Kingdom),
9,772	3.800%, 10/07/24 (e)	10,185
2,107	6.375%, 06/01/19 (e)	2,282
4,778	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	5,777
1,076	Boeing Co. (The), 7.950%, 08/15/24	1,437
1,866	L3 Technologies, Inc., 3.850%, 12/15/26	1,922
	Lockheed Martin Corp.,
897	2.500%, 11/23/20	911
937	3.100%, 01/15/23	964
4,010	4.070%, 12/15/42	4,073
10,790	4.500%, 05/15/36	11,739
1,569	4.850%, 09/15/41	1,774
1,753	Series B, 6.150%, 09/01/36	2,261
5,364	Northrop Grumman Corp., 3.200%, 02/01/27	5,444
1,794	Northrop Grumman Systems Corp., 7.750%, 02/15/31	2,578
8,650	Precision Castparts Corp., 3.250%, 06/15/25	8,896
2,180	Raytheon Co., 3.150%, 12/15/24	2,249
	Rockwell Collins, Inc.,
2,992	3.200%, 03/15/24	3,034
1,161	4.350%, 04/15/47	1,205
4,050	Textron, Inc., 3.650%, 03/15/27	4,094
	United Technologies Corp.,
4,552	3.100%, 06/01/22	4,716
4,246	4.150%, 05/15/45	4,379
6,022	4.500%, 06/01/42	6,534
701	6.700%, 08/01/28	927

		96,732

	Air Freight & Logistics — 0.0% (g)
	FedEx Corp.,
2,678	3.250%, 04/01/26	2,707
2,465	3.900%, 02/01/35	2,427
	United Parcel Service of America, Inc.,
2,107	8.375%, 04/01/20	2,474
717	SUB, 8.375%, 04/01/30	1,030

		8,638

	Airlines — 0.0% (g)
1,568	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.000%, 10/29/24	1,637

	Building Products — 0.1%
	Johnson Controls International plc,
4,124	3.750%, 12/01/21	4,329
2,991	4.250%, 03/01/21	3,189
1,540	5.125%, 09/14/45	1,769
6,278	5.250%, 12/01/41	6,850
3,676	SUB, 4.950%, 07/02/64	3,906

		20,043

	Commercial Services & Supplies — 0.1%
1,525	Pitney Bowes, Inc., 5.600%, 03/15/18	1,568
	Republic Services, Inc.,
2,099	2.900%, 07/01/26	2,064
4,309	3.550%, 06/01/22	4,512
	Waste Management, Inc.,
3,635	2.400%, 05/15/23	3,596
1,062	3.900%, 03/01/35	1,083
1,690	4.750%, 06/30/20	1,830

		14,653

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc., (Switzerland),
2,092	2.875%, 05/08/22	2,148
928	4.375%, 05/08/42	990
4,910	Fluor Corp., 3.375%, 09/15/21	5,123

		8,261

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,418	1.500%, 11/02/17	1,418
1,247	4.000%, 11/02/32	1,305
2,377	5.600%, 05/15/18	2,465
1,794	7.625%, 04/01/24	2,169

		7,357

	Industrial Conglomerates — 0.2%
	General Electric Co.,
1,318	2.100%, 12/11/19	1,330
1,523	2.700%, 10/09/22	1,558
1,718	3.100%, 01/09/23	1,788
4,815	3.150%, 09/07/22	5,028
5,886	3.450%, 05/15/24	6,201
3,698	4.375%, 09/16/20	3,977
4,892	4.650%, 10/17/21	5,421
459	5.300%, 02/11/21	511
5,046	5.500%, 01/08/20	5,528
720	5.875%, 01/14/38	926
1,169	Series A, 6.750%, 03/15/32	1,613
2,860	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	3,098
7,508	Koninklijke Philips NV, (Netherlands), 3.750%, 03/15/22	7,939
3,229	Pentair Finance SA, (United Kingdom), 2.900%, 09/15/18	3,273
	Roper Technologies, Inc.,
1,261	3.000%, 12/15/20	1,291
2,344	3.800%, 12/15/26	2,419

		51,901

	Machinery — 0.1%
	Caterpillar, Inc.,
1,676	1.500%, 06/26/17	1,676
1,913	2.600%, 06/26/22	1,940
	Deere & Co.,
5,382	2.600%, 06/08/22	5,467
2,386	3.900%, 06/09/42	2,464
	Illinois Tool Works, Inc.,
11,630	3.900%, 09/01/42	12,028
758	4.875%, 09/15/41	877
695	Ingersoll-Rand Co., 6.391%, 11/15/27	833
	Parker-Hannifin Corp.,
2,527	4.100%, 03/01/47 (e)	2,615
3,759	4.450%, 11/21/44	4,092
	Xylem, Inc.,
1,420	3.250%, 11/01/26	1,423
1,912	4.375%, 11/01/46	1,959

		35,374

	Professional Services — 0.0% (g)
2,538	Equifax, Inc., 2.300%, 06/01/21	2,525

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
1,794	3.000%, 03/15/23	1,848
3,821	3.050%, 03/15/22	3,960
1,865	3.450%, 09/15/21	1,958
1,272	3.600%, 09/01/20	1,335
2,365	3.750%, 04/01/24	2,520
4,018	4.375%, 09/01/42	4,313
3,010	4.400%, 03/15/42	3,234
3,150	4.700%, 09/01/45	3,541
3,380	5.150%, 09/01/43	4,002
9,266	5.400%, 06/01/41	11,175
3,244	5.750%, 05/01/40	4,091
538	6.700%, 08/01/28	707
1,166	7.290%, 06/01/36	1,656
	Canadian Pacific Railway Co., (Canada),
4,200	4.500%, 01/15/22	4,525
10,026	6.125%, 09/15/15[2]	12,398
1,345	7.125%, 10/15/31	1,853
	CSX Corp.,
2,668	3.250%, 06/01/27	2,699
3,200	3.400%, 08/01/24	3,312
2,659	3.950%, 05/01/50	2,546
1,781	4.250%, 06/01/21	1,904
1,516	4.750%, 05/30/42	1,662
3,498	5.500%, 04/15/41	4,175
	ERAC USA Finance LLC,
3,010	2.600%, 12/01/21 (e)	3,016
3,474	4.500%, 08/16/21 (e)	3,737
2,388	5.250%, 10/01/20 (e)	2,611
3,104	5.625%, 03/15/42 (e)	3,472
359	6.375%, 10/15/17 (e)	365
4,417	6.700%, 06/01/34 (e)	5,436
425	7.000%, 10/15/37 (e)	539
	Norfolk Southern Corp.,
2,558	2.903%, 02/15/23	2,598
4,957	3.250%, 12/01/21	5,146
2,888	3.950%, 10/01/42	2,853
51	5.590%, 05/17/25	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
3,049	6.000%, 03/15/05[3]	3,611
9,412	6.000%, 05/23/11[4]	11,234
	Penske Truck Leasing Co. LP,
3,744	2.875%, 07/17/18 (e)	3,787
5,795	3.375%, 02/01/22 (e)	5,966
2,525	4.200%, 04/01/27 (e)	2,611
	Ryder System, Inc.,
1,435	2.500%, 03/01/18	1,442
4,930	2.500%, 05/11/20	4,955
3,451	2.875%, 09/01/20	3,500
	Union Pacific Corp.,
2,045	2.750%, 04/15/23	2,079
1,297	2.950%, 01/15/23	1,332
1,230	3.646%, 02/15/24	1,301
1,010	3.799%, 10/01/51	974
1,875	4.163%, 07/15/22	2,038
1,435	4.300%, 06/15/42	1,506

		155,582

	Trading Companies & Distributors — 0.2%
	Air Lease Corp.,
9,395	2.125%, 01/15/20	9,390
6,266	3.000%, 09/15/23	6,228
1,000	3.625%, 04/01/27	1,005
4,000	3.875%, 04/01/21	4,193
	International Lease Finance Corp.,
3,867	5.875%, 08/15/22	4,387
11,894	8.625%, 01/15/22	14,746
4,364	WW Grainger, Inc., 4.600%, 06/15/45	4,690

		44,639

	Total Industrials	447,342

	Information Technology — 1.6%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
3,488	2.600%, 02/28/23	3,520
1,479	2.900%, 03/04/21	1,525
1,822	2.950%, 02/28/26	1,831
6,539	3.000%, 06/15/22	6,764
4,500	3.625%, 03/04/24	4,784
4,179	5.500%, 01/15/40	5,206
4,475	5.900%, 02/15/39	5,804
	Harris Corp.,
7,570	3.832%, 04/27/25	7,858
1,918	4.854%, 04/27/35	2,093

		39,385

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
1,712	3.000%, 03/01/18	1,729
1,595	4.500%, 03/01/23	1,696
4,157	6.000%, 04/01/20	4,544
2,421	6.875%, 06/01/18	2,548
11,025	7.500%, 01/15/27	13,573

		24,090

	Internet Software & Services — 0.1%
	eBay, Inc.,
9,053	2.600%, 07/15/22	9,052
4,006	3.450%, 08/01/24	4,077
1,851	4.000%, 07/15/42	1,627

		14,756

	IT Services — 0.1%
3,566	DXC Technology Co., 4.250%, 04/15/24 (e)	3,704
2,170	HP Enterprise Services LLC, 7.450%, 10/15/29	2,663
	International Business Machines Corp.,
683	4.000%, 06/20/42	681
592	6.220%, 08/01/27	747
7,578	7.625%, 10/15/18	8,178
2,620	Total System Services, Inc., 3.750%, 06/01/23	2,687
	Western Union Co. (The),
9,000	3.600%, 03/15/22	9,204
1,448	6.200%, 06/21/40	1,506

		29,370

	Semiconductors & Semiconductor Equipment — 0.3%
	Analog Devices, Inc.,
2,317	3.125%, 12/05/23	2,360
2,505	4.500%, 12/05/36	2,547
	Broadcom Corp.,
14,519	3.625%, 01/15/24 (e)	14,780
13,459	3.875%, 01/15/27 (e)	13,658
	Intel Corp.,
2,105	3.100%, 07/29/22	2,192
2,570	3.150%, 05/11/27	2,591
4,598	3.700%, 07/29/25	4,864
8,173	4.000%, 12/15/32	8,812
3,089	4.900%, 07/29/45	3,547
7,430	National Semiconductor Corp., 6.600%, 06/15/17	7,441

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
	QUALCOMM, Inc.,
1,160	2.600%, 01/30/23	1,162
5,809	3.250%, 05/20/27	5,792

		69,746

	Software — 0.5%
	Microsoft Corp.,
3,808	2.375%, 05/01/23	3,807
21,453	2.875%, 02/06/24	21,839
7,198	3.300%, 02/06/27	7,438
3,459	3.500%, 02/12/35	3,448
3,620	4.000%, 02/12/55	3,592
10,421	4.100%, 02/06/37	11,080
3,974	4.200%, 11/03/35	4,271
1,089	4.500%, 10/01/40	1,212
9,023	4.500%, 02/06/57	9,733
4,348	4.750%, 11/03/55	4,860
	Oracle Corp.,
7,023	2.400%, 09/15/23	6,957
4,115	2.500%, 05/15/22	4,166
14,625	2.950%, 05/15/25	14,718
11,695	3.850%, 07/15/36	11,826
4,170	3.900%, 05/15/35	4,251
10,219	4.300%, 07/08/34	10,929
14,500	4.375%, 05/15/55	14,959
2,300	6.125%, 07/08/39	3,004

		142,090

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
15,286	2.400%, 05/03/23	15,207
5,261	2.450%, 08/04/26	5,057
13,459	2.850%, 05/06/21	13,881
3,504	2.850%, 05/11/24	3,537
7,028	3.000%, 02/09/24	7,186
12,828	3.200%, 05/13/25	13,144
5,685	3.200%, 05/11/27	5,760
798	3.250%, 02/23/26	818
2,179	3.350%, 02/09/27	2,236
4,375	3.450%, 02/09/45	4,060
3,512	3.850%, 08/04/46	3,460
4,257	4.500%, 02/23/36	4,736
1,704	Dell, Inc., 7.100%, 04/15/28	1,875
	Diamond 1 Finance Corp.,
4,134	4.420%, 06/15/21 (e)	4,357
6,612	5.450%, 06/15/23 (e)	7,179
5,662	6.020%, 06/15/26 (e)	6,245
6,352	HP, Inc., 6.000%, 09/15/41	6,746

		105,484

	Total Information Technology	424,921

	Materials — 0.8%
	Chemicals — 0.5%
	Agrium, Inc., (Canada),
3,196	3.375%, 03/15/25	3,206
6,522	4.125%, 03/15/35	6,404
4,962	5.250%, 01/15/45	5,581
4,179	Air Liquide Finance SA, (France), 2.250%, 09/27/23 (e)	4,018
	CF Industries, Inc.,
8,301	4.500%, 12/01/26 (e)	8,567
9,510	7.125%, 05/01/20	10,509
4,530	Chevron Phillips Chemical Co. LLC, 3.400%, 12/01/26 (e)	4,603
	Dow Chemical Co. (The),
7,954	3.000%, 11/15/22	8,106
5,750	3.500%, 10/01/24	5,945
4,058	4.125%, 11/15/21	4,336
1,727	5.250%, 11/15/41	1,967
1,206	7.375%, 11/01/29	1,650
875	8.550%, 05/15/19	987
	Ecolab, Inc.,
3,672	1.450%, 12/08/17	3,670
3,636	3.250%, 01/14/23	3,764
897	5.500%, 12/08/41	1,093
	EI du Pont de Nemours & Co.,
1,396	4.900%, 01/15/41	1,554
1,345	5.600%, 12/15/36	1,600
2,459	Monsanto Co., 4.700%, 07/15/64	2,421
	Mosaic Co. (The),
9,054	4.250%, 11/15/23	9,528
449	4.875%, 11/15/41	422
5,054	5.450%, 11/15/33	5,319
5,233	5.625%, 11/15/43	5,354
	Potash Corp. of Saskatchewan, Inc., (Canada),
2,326	3.000%, 04/01/25	2,265
269	3.250%, 12/01/17	271
3,408	6.500%, 05/15/19	3,680

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	PPG Industries, Inc.,
1,026	5.500%, 11/15/40	1,207
1,883	9.000%, 05/01/21	2,319
2,612	Praxair, Inc., 2.650%, 02/05/25	2,599
	Sherwin-Williams Co. (The),
2,788	3.125%, 06/01/24	2,809
2,208	3.450%, 06/01/27	2,230
	Union Carbide Corp.,
5,426	7.500%, 06/01/25	6,689
5,919	7.750%, 10/01/96	7,686

		132,359

	Construction Materials — 0.1%
	CRH America, Inc., (Ireland),
2,811	3.875%, 05/18/25 (e)	2,937
6,052	5.125%, 05/18/45 (e)	6,829
5,785	Martin Marietta Materials, Inc., 3.450%, 06/01/27	5,780

		15,546

	Containers & Packaging — 0.1%
	International Paper Co.,
6,472	3.000%, 02/15/27	6,243
1,670	5.000%, 09/15/35	1,821
3,945	7.300%, 11/15/39	5,315
2,650	8.700%, 06/15/38	3,916

		17,295

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
6,613	3.850%, 09/30/23	7,101
1,600	5.000%, 09/30/43	1,832
1,967	Glencore Funding LLC, (Switzerland), 4.625%, 04/29/24 (e)	2,054
	Nucor Corp.,
3,284	4.000%, 08/01/23	3,496
4,465	6.400%, 12/01/37	5,747
1,767	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	2,072
711	Rio Tinto Finance USA Ltd., (United Kingdom), 9.000%, 05/01/19	807
5,579	Vale Canada Ltd., (Brazil), 7.200%, 09/15/32	5,942
	Vale Overseas Ltd., (Brazil),
4,336	6.250%, 08/10/26	4,657
5,930	6.875%, 11/21/36	6,368

		40,076

	Total Materials	205,276

	Real Estate — 1.0%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
	American Tower Corp.,
4,378	3.375%, 10/15/26	4,306
5,919	3.500%, 01/31/23	6,094
4,305	5.000%, 02/15/24	4,750
260	5.900%, 11/01/21	294
	American Tower Trust I,
3,439	1.551%, 03/15/18 (e)	3,433
6,220	3.070%, 03/15/23 (e)	6,281
	AvalonBay Communities, Inc.,
8,971	2.850%, 03/15/23	8,973
1,074	3.900%, 10/15/46	1,039
	Boston Properties LP,
3,702	2.750%, 10/01/26	3,501
3,155	3.125%, 09/01/23	3,198
3,157	3.650%, 02/01/26	3,221
5,585	Brixmor Operating Partnership LP, 3.850%, 02/01/25	5,576
	Crown Castle International Corp.,
2,066	4.000%, 03/01/27	2,138
11,203	4.875%, 04/15/22	12,272
2,900	5.250%, 01/15/23	3,238
2,361	DDR Corp., 4.700%, 06/01/27	2,391
1,814	Duke Realty LP, 3.250%, 06/30/26	1,789
	EPR Properties,
695	4.500%, 04/01/25	707
4,787	4.500%, 06/01/27	4,806
725	5.250%, 07/15/23	774
	Equity Commonwealth,
6,287	5.875%, 09/15/20	6,748
3,489	6.650%, 01/15/18	3,508
	ERP Operating LP,
3,210	2.850%, 11/01/26	3,095
7,000	3.000%, 04/15/23	7,017
2,255	4.625%, 12/15/21	2,443
7,843	GAIF Bond Issuer Pty. Ltd., (Australia), 3.400%, 09/30/26 (e)	7,728
	HCP, Inc.,
2,651	3.400%, 02/01/25	2,608
14,719	3.875%, 08/15/24	15,020
1,349	4.200%, 03/01/24	1,404
	Hospitality Properties Trust,
2,681	4.650%, 03/15/24	2,795

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
4,087	4.950%, 02/15/27	4,285
7,000	Kimco Realty Corp., 3.800%, 04/01/27	7,002
	National Retail Properties, Inc.,
5,527	3.600%, 12/15/26	5,514
5,043	4.000%, 11/15/25	5,197
	Prologis LP,
2,653	3.750%, 11/01/25	2,780
2,987	4.250%, 08/15/23	3,236
	Realty Income Corp.,
5,243	3.000%, 01/15/27	4,996
3,757	4.650%, 03/15/47	3,916
9,910	Scentre Group Trust 1, (Australia), 3.500%, 02/12/25 (e)	10,016
	Simon Property Group LP,
8,221	2.150%, 09/15/17	8,224
3,410	3.375%, 10/01/24	3,469
2,090	3.750%, 02/01/24	2,182
3,838	4.125%, 12/01/21	4,103
3,138	4.375%, 03/01/21	3,353
3,081	UDR, Inc., 2.950%, 09/01/26	2,923
	Ventas Realty LP,
1,929	3.500%, 02/01/25	1,925
4,032	3.750%, 05/01/24	4,125
4,308	3.850%, 04/01/27	4,335
2,746	4.125%, 01/15/26	2,844
11,595	VEREIT Operating Partnership LP, 4.600%, 02/06/24	12,135
	Welltower, Inc.,
650	3.750%, 03/15/23	674
7,824	4.000%, 06/01/25	8,110
4,002	4.500%, 01/15/24	4,291

		240,782

	Real Estate Management & Development — 0.1%
	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
6,257	3.125%, 03/20/22 (e)	6,364
6,562	3.875%, 03/20/27 (e)	6,773

		13,137

	Total Real Estate	253,919

	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.4%
	AT&T, Inc.,
18,948	3.000%, 06/30/22	19,056
17,890	3.400%, 05/15/25	17,575
18,409	3.600%, 02/17/23	18,834
5,970	3.950%, 01/15/25	6,098
3,861	4.300%, 12/15/42	3,528
4,439	4.350%, 06/15/45	4,006
2,608	4.450%, 04/01/24	2,757
5,845	4.500%, 05/15/35	5,656
2,235	4.550%, 03/09/49	2,066
5,022	4.600%, 02/15/21	5,369
3,777	4.750%, 05/15/46	3,630
3,500	5.250%, 03/01/37	3,658
12,806	5.350%, 09/01/40	13,364
2,353	5.500%, 02/01/18	2,412
2,369	5.800%, 02/15/19	2,518
11,179	6.000%, 08/15/40	12,456
1,015	6.150%, 09/15/34	1,152
6,457	6.300%, 01/15/38	7,509
2,861	6.375%, 03/01/41	3,333
1,091	6.500%, 09/01/37	1,296
15,000	BellSouth LLC, 6.550%, 06/15/34	17,102
	British Telecommunications plc, (United Kingdom),
2,203	2.350%, 02/14/19	2,218
2,511	5.950%, 01/15/18	2,577
879	9.125%, 12/15/30	1,342
4,036	Centel Capital Corp., 9.000%, 10/15/19	4,601
	Deutsche Telekom International Finance BV, (Germany),
1,100	2.820%, 01/19/22 (e)	1,111
4,080	3.600%, 01/19/27 (e)	4,168
2,087	4.875%, 03/06/42 (e)	2,285
1,816	6.000%, 07/08/19	1,967
5,201	8.750%, 06/15/30	7,752
6,382	Orange SA, (France), SUB, 9.000%, 03/01/31	9,722
7,308	Qwest Corp., 6.750%, 12/01/21	8,170
	Telefonica Emisiones SAU, (Spain),
1,916	3.192%, 04/27/18	1,939
6,035	4.103%, 03/08/27	6,238
150	4.570%, 04/27/23	163
4,358	5.134%, 04/27/20	4,715
6,309	5.213%, 03/08/47	6,635
2,025	5.462%, 02/16/21	2,240
	Verizon Communications, Inc.,
6,478	2.946%, 03/15/22 (e)	6,569
4,647	3.450%, 03/15/21	4,839

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
6,192	3.500%, 11/01/21	6,432
15,346	3.500%, 11/01/24	15,554
6,080	4.125%, 03/16/27	6,302
11,683	4.150%, 03/15/24	12,363
3,373	4.272%, 01/15/36	3,214
30,768	4.400%, 11/01/34	30,099
3,993	4.522%, 09/15/48	3,760
5,210	4.672%, 03/15/55	4,869
18,808	4.812%, 03/15/39 (e)	18,921
28,901	4.862%, 08/21/46	28,487
3,895	5.012%, 08/21/54	3,806
2,890	5.050%, 03/15/34	3,034
2,773	5.250%, 03/16/37	2,953

		372,420

	Wireless Telecommunication Services — 0.1%
	America Movil SAB de CV, (Mexico),
3,250	3.125%, 07/16/22	3,319
2,457	6.125%, 03/30/40	2,989
2,242	Rogers Communications, Inc., (Canada), 8.750%, 05/01/32	3,177
	Vodafone Group plc, (United Kingdom),
10,583	1.500%, 02/19/18	10,576
675	2.950%, 02/19/23	681

		20,742

	Total Telecommunication Services	393,162

	Utilities — 2.3%
	Electric Utilities — 1.5%
	Alabama Power Co.,
1,644	3.750%, 03/01/45	1,602
769	6.000%, 03/01/39	965
1,904	6.125%, 05/15/38	2,387
2,134	American Electric Power Co., Inc., Series E, 1.650%, 12/15/17	2,134
3,740	Appalachian Power Co., Series P, 6.700%, 08/15/37	4,894
	Arizona Public Service Co.,
748	2.200%, 01/15/20	752
1,923	4.500%, 04/01/42	2,083
3,036	5.050%, 09/01/41	3,486
	Baltimore Gas & Electric Co.,
4,419	2.800%, 08/15/22	4,481
3,755	3.500%, 08/15/46	3,534
10,625	China Southern Power Grid International Finance BVI Co. Ltd., (China), 3.500%, 05/08/27 (e)	10,601
	Cleveland Electric Illuminating Co. (The),
840	5.950%, 12/15/36	1,000
3,094	Series D, 7.880%, 11/01/17	3,171
4,791	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	5,097
3,615	Commonwealth Edison Co., 3.650%, 06/15/46	3,475
830	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	861
1,687	DTE Electric Co., 2.650%, 06/15/22	1,700
	Duke Energy Carolinas LLC,
1,228	4.250%, 12/15/41	1,305
1,786	4.300%, 06/15/20	1,914
1,256	5.100%, 04/15/18	1,294
1,397	6.000%, 01/15/38	1,800
	Duke Energy Corp.,
1,382	2.650%, 09/01/26	1,317
2,660	3.550%, 09/15/21	2,783
	Duke Energy Florida LLC,
1,009	5.650%, 06/15/18	1,051
628	6.400%, 06/15/38	856
	Duke Energy Indiana LLC,
3,462	3.750%, 07/15/20	3,645
4,500	3.750%, 05/15/46	4,374
2,780	6.350%, 08/15/38	3,679
3,297	Duke Energy Ohio, Inc., 3.700%, 06/15/46	3,218
	Duke Energy Progress LLC,
2,911	2.800%, 05/15/22	2,989
3,230	3.000%, 09/15/21	3,333
2,985	3.250%, 08/15/25	3,068
1,616	3.700%, 10/15/46	1,590
1,886	4.100%, 05/15/42	1,951
1,569	4.100%, 03/15/43	1,627
2,258	4.150%, 12/01/44	2,363
1,794	5.300%, 01/15/19	1,895
	Electricite de France SA, (France),
3,961	2.150%, 01/22/19 (e)	3,970
6,600	6.000%, 01/22/14[5] (e)	6,885
	Enel Finance International NV, (Italy),
4,590	3.625%, 05/25/27 (e)	4,524
5,408	5.125%, 10/07/19 (e)	5,768
897	6.000%, 10/07/39 (e)	1,050
2,631	Entergy Arkansas, Inc., 3.500%, 04/01/26	2,733

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
2,469	Entergy Corp., 2.950%, 09/01/26	2,385
	Entergy Louisiana LLC,
4,979	2.400%, 10/01/26	4,733
4,606	3.050%, 06/01/31	4,458
1,551	3.250%, 04/01/28	1,562
3,688	Entergy Mississippi, Inc., 2.850%, 06/01/28	3,596
	Exelon Corp.,
1,177	3.400%, 04/15/26	1,181
5,000	3.497%, 06/01/22	5,119
	Florida Power & Light Co.,
493	5.625%, 04/01/34	607
897	5.950%, 02/01/38	1,158
	Fortis, Inc., (Canada),
445	2.100%, 10/04/21 (e)	436
20,000	3.055%, 10/04/26 (e)	19,323
4,351	Great Plains Energy, Inc., 4.850%, 06/01/21	4,677
	Hydro-Quebec, (Canada),
1,614	9.400%, 02/01/21	1,992
7,174	Series HY, 8.400%, 01/15/22	8,938
2,642	Series IO, 8.050%, 07/07/24	3,485
	Indiana Michigan Power Co.,
973	7.000%, 03/15/19	1,055
8,609	Series J, 3.200%, 03/15/23	8,805
	Jersey Central Power & Light Co.,
1,740	6.150%, 06/01/37	2,069
269	7.350%, 02/01/19	292
3,936	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	4,283
	Kansas City Power & Light Co.,
3,255	3.150%, 03/15/23	3,305
8,968	5.300%, 10/01/41	9,870
2,759	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	2,824
4,957	Massachusetts Electric Co., 4.004%, 08/15/46 (e)	4,933
464	MidAmerican Energy Co., 3.100%, 05/01/27	470
	Nevada Power Co.,
1,287	5.375%, 09/15/40	1,512
3,354	5.450%, 05/15/41	3,971
2,018	6.500%, 08/01/18	2,128
1,637	7.125%, 03/15/19	1,788
700	Series N, 6.650%, 04/01/36	942
	NextEra Energy Capital Holdings, Inc.,
2,651	2.400%, 09/15/19	2,674
2,239	3.550%, 05/01/27	2,277
1,076	6.000%, 03/01/19	1,149
	Niagara Mohawk Power Corp.,
3,051	3.508%, 10/01/24 (e)	3,159
1,457	4.881%, 08/15/19 (e)	1,549
2,242	Northern States Power Co., 6.250%, 06/01/36	2,940
780	Ohio Edison Co., 6.875%, 07/15/36	1,043
	Ohio Power Co.,
1,390	6.050%, 05/01/18	1,444
560	Series M, 5.375%, 10/01/21	627
	Oncor Electric Delivery Co. LLC,
5,515	6.800%, 09/01/18	5,848
1,076	7.000%, 09/01/22	1,305
	Pacific Gas & Electric Co.,
5,047	2.450%, 08/15/22	5,057
3,349	2.950%, 03/01/26	3,331
1,265	3.250%, 09/15/21	1,306
1,794	3.250%, 06/15/23	1,852
5,781	3.500%, 06/15/25	5,998
1,681	4.450%, 04/15/42	1,833
6,511	4.500%, 12/15/41	6,998
650	4.600%, 06/15/43	720
1,776	5.625%, 11/30/17	1,813
399	6.050%, 03/01/34	511
673	8.250%, 10/15/18	732
	PacifiCorp,
897	2.950%, 02/01/22	920
2,765	3.600%, 04/01/24	2,912
224	5.500%, 01/15/19	237
2,556	5.650%, 07/15/18	2,667
	PECO Energy Co.,
5,022	2.375%, 09/15/22	5,013
807	5.350%, 03/01/18	830
807	Pennsylvania Electric Co., 6.050%, 09/01/17	815
3,507	Pepco Holdings LLC, 7.450%, 08/15/32	4,424
1,184	Potomac Electric Power Co., 6.500%, 11/15/37	1,603
1,543	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,546
	Progress Energy, Inc.,
3,380	3.150%, 04/01/22	3,467

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
3,388	4.400%, 01/15/21	3,613
2,600	7.000%, 10/30/31	3,478
1,327	7.750%, 03/01/31	1,879
	Public Service Co. of Colorado,
1,821	2.250%, 09/15/22	1,807
1,040	3.200%, 11/15/20	1,075
1,175	3.550%, 06/15/46	1,102
247	5.800%, 08/01/18	259
	Public Service Co. of Oklahoma,
1,761	4.400%, 02/01/21	1,875
1,242	5.150%, 12/01/19	1,328
3,901	Series G, 6.625%, 11/15/37	5,089
	Public Service Electric & Gas Co.,
6,334	3.000%, 05/15/25	6,430
1,021	5.375%, 11/01/39	1,239
740	Series I, 1.800%, 06/01/19	739
	Southern California Edison Co.,
1,753	1.845%, 02/01/22	1,732
886	3.875%, 06/01/21	941
3,408	3.900%, 12/01/41	3,397
1,256	5.500%, 08/15/18	1,314
895	6.000%, 01/15/34	1,134
2,197	6.050%, 03/15/39	2,877
578	Series 08-A, 5.950%, 02/01/38	746
2,854	Series C, 3.500%, 10/01/23	2,999
	Southwestern Public Service Co.,
2,700	4.500%, 08/15/41	2,954
3,049	Series G, 8.750%, 12/01/18	3,350
2,095	State Grid Overseas Investment 2013 Ltd., (China), 1.750%, 05/22/18 (e)	2,088
2,482	Three Gorges Finance I Cayman Islands Ltd., (China), 3.150%, 06/02/26 (e)	2,426
5,800	Toledo Edison Co. (The), 6.150%, 05/15/37	7,221
	Virginia Electric & Power Co.,
696	2.950%, 01/15/22	715
1,280	3.450%, 02/15/24	1,332
4,842	5.400%, 04/30/18	5,007
2,100	Series A, 6.000%, 05/15/37	2,669
234	Wisconsin Electric Power Co., 2.950%, 09/15/21	241
	Xcel Energy, Inc.,
3,656	3.300%, 06/01/25	3,705
539	4.700%, 05/15/20	572
829	4.800%, 09/15/41	881
6,254	6.500%, 07/01/36	8,080

		399,996

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
1,750	4.125%, 10/15/44	1,786
7,215	4.150%, 01/15/43	7,446
619	8.500%, 03/15/19	689
2,201	Boston Gas Co., 4.487%, 02/15/42 (e)	2,342
1,372	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	1,456
2,214	Dominion Energy Gas Holdings LLC, 2.800%, 11/15/20	2,253
4,242	KeySpan Gas East Corp., 2.742%, 08/15/26 (e)	4,123
4,862	Korea Gas Corp., (South Korea), 1.875%, 07/18/21 (e)	4,726
	Southern Natural Gas Co. LLC,
2,649	4.800%, 03/15/47 (e)	2,759
2,103	8.000%, 03/01/32	2,874
3,595	Southwest Gas Corp., 3.800%, 09/29/46	3,471

		33,925

	Independent Power and Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
2,100	2.950%, 01/15/20	2,139
1,547	3.400%, 03/15/22	1,580
756	4.000%, 10/01/20	791
5,375	4.250%, 06/15/22	5,688
1,665	5.750%, 10/01/41	1,672
1,985	6.250%, 10/01/39	2,122
	PSEG Power LLC,
2,879	4.150%, 09/15/21	3,035
2,456	4.300%, 11/15/23	2,603
1,125	8.625%, 04/15/31	1,449
	Southern Power Co.,
3,108	4.150%, 12/01/25	3,271
7,079	5.150%, 09/15/41	7,442
3,222	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46	3,156

		34,948

	Multi-Utilities — 0.5%
1,457	Berkshire Hathaway Energy Co., 5.750%, 04/01/18	1,507
	CMS Energy Corp.,
2,426	2.950%, 02/15/27	2,335
3,458	3.000%, 05/15/26	3,375

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
1,250	3.450%, 08/15/27	1,261
4,360	3.875%, 03/01/24	4,543
2,760	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,455
	Consumers Energy Co.,
1,343	2.850%, 05/15/22	1,373
2,150	3.250%, 08/15/46	1,956
1,478	Delmarva Power & Light Co., 4.000%, 06/01/42	1,480
	Dominion Energy, Inc.,
1,076	7.000%, 06/15/38	1,418
3,973	Series B, 2.750%, 01/15/22	4,022
1,840	Series C, 4.900%, 08/01/41	1,988
1,927	Series D, 2.850%, 08/15/26	1,844
5,067	Series F, 5.250%, 08/01/33	5,679
	DTE Energy Co.,
2,000	6.375%, 04/15/33	2,496
1,400	Series F, 3.850%, 12/01/23	1,466
2,326	New York State Electric & Gas Corp., 3.250%, 12/01/26 (e)	2,345
	NiSource Finance Corp.,
2,457	3.850%, 02/15/23	2,572
6,726	5.800%, 02/01/42	8,037
4,380	6.250%, 12/15/40	5,469
	San Diego Gas & Electric Co.,
2,690	3.950%, 11/15/41	2,703
1,852	6.000%, 06/01/26	2,255
973	Series FFF, 6.125%, 09/15/37	1,265
	Sempra Energy,
3,139	2.875%, 10/01/22	3,154
3,827	3.550%, 06/15/24	3,923
2,348	4.050%, 12/01/23	2,488
1,345	6.000%, 10/15/39	1,677
2,063	6.150%, 06/15/18	2,156
7,309	9.800%, 02/15/19	8,253
	Southern Co. Gas Capital Corp.,
1,889	2.450%, 10/01/23	1,840
1,690	3.250%, 06/15/26	1,672
4,609	3.500%, 09/15/21	4,775
2,136	3.950%, 10/01/46	2,019
1,392	4.400%, 06/01/43	1,396
10,518	5.875%, 03/15/41	12,606
7,009	WEC Energy Group, Inc., 3.550%, 06/15/25	7,278

		118,081

	Water Utilities — 0.1%
	American Water Capital Corp.,
5,248	3.400%, 03/01/25	5,448
2,241	4.000%, 12/01/46	2,325
3,354	6.593%, 10/15/37	4,587

		12,360

	Total Utilities	599,310

	Total Corporate Bonds (Cost $6,824,735)	7,034,949

Foreign Government Securities — 1.1%
	Israel Government AID Bond, (Israel),
3,000	Zero Coupon, 11/01/19	2,885
3,587	Zero Coupon, 11/01/23	3,100
21,968	Zero Coupon, 11/01/24	18,146
7,330	5.500%, 04/26/24	8,822
6,771	5.500%, 09/18/33	9,063
5,000	Series 1, Zero Coupon, 11/01/24	4,137
42,746	Series 2, Zero Coupon, 11/01/24	35,369
5,200	Series 6-Z, Zero Coupon, 08/15/22	4,653
3,305	Series 8-Z, Zero Coupon, 08/15/24	2,771
23,876	Series 8-Z, Zero Coupon, 08/15/25	19,283
17,300	Series 8-Z, Zero Coupon, 08/15/26	13,440
18,575	Series 9-Z, Zero Coupon, 05/15/24	15,693
2,517	Series 9-Z, Zero Coupon, 11/15/24	2,079
14,763	Series 9-Z, Zero Coupon, 05/15/25	12,011
14,275	Series 9-Z, Zero Coupon, 11/15/25	11,444
6,000	Series 11-Z, Zero Coupon, 11/15/25	4,810
2,242	Series 11-Z, Zero Coupon, 11/15/26	1,722
7,240	Israel Government Bond, (Israel), 5.500%, 12/04/23	8,685
502	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	673
	Republic of Colombia, (Colombia),
6,987	4.000%, 02/26/24	7,224
3,811	4.500%, 01/28/26	4,055
3,979	5.000%, 06/15/45	4,029
941	5.625%, 02/26/44	1,028
1,400	7.375%, 09/18/37	1,803
	Republic of Panama, (Panama),
2,796	3.750%, 03/16/25	2,883
2,371	4.000%, 09/22/24	2,490
737	Republic of Peru, (Peru), 5.625%, 11/18/50	903
	Republic of Poland, (Poland),
1,797	3.250%, 04/06/26	1,824
6,568	4.000%, 01/22/24	7,028

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
3,502	Republic of South Africa, (South Africa), 5.875%, 09/16/25	3,830
	United Mexican States, (Mexico),
7,166	3.600%, 01/30/25	7,230
11,022	3.625%, 03/15/22	11,397
7,316	4.000%, 10/02/23	7,638
7,300	4.125%, 01/21/26	7,577
4,228	4.350%, 01/15/47	3,943
2,862	4.600%, 01/23/46	2,776
3,906	4.750%, 03/08/44	3,867
12,227	5.550%, 01/21/45	13,529
5,118	5.750%, 10/12/10[1]	5,213

	Total Foreign Government Securities (Cost $272,903)	279,053

Mortgage-Backed Securities — 16.5%
	FHLMC,
37	ARM, 2.625%, 07/01/26	38
5	ARM, 2.724%, 07/01/19	5
872	ARM, 2.763%, 05/01/36	918
34	ARM, 2.769%, 04/01/30	36
421	ARM, 2.773%, 07/01/36	446
2,195	ARM, 2.786%, 11/01/36	2,321
596	ARM, 2.794%, 11/01/36	629
1,181	ARM, 2.805%, 02/01/36	1,254
69	ARM, 2.822%, 01/01/27	72
402	ARM, 2.825%, 04/01/37	423
1,101	ARM, 2.838%, 05/01/37	1,143
702	ARM, 2.845%, 10/01/36	746
540	ARM, 2.853%, 07/01/36	559
1,373	ARM, 2.855%, 12/01/33 - 10/01/36	1,453
153	ARM, 2.875%, 08/01/36	159
55	ARM, 2.887%, 09/01/32	58
1,904	ARM, 2.909%, 05/01/33	2,001
3,130	ARM, 2.936%, 01/01/35 - 05/01/36	3,301
1,319	ARM, 2.937%, 09/01/34	1,392
659	ARM, 2.944%, 01/01/35	695
750	ARM, 3.005%, 08/01/36	786
567	ARM, 3.016%, 07/01/36	591
3,192	ARM, 3.023%, 12/01/36	3,382
3,447	ARM, 3.031%, 12/01/36	3,634
143	ARM, 3.040%, 01/01/37	149
3,239	ARM, 3.054%, 08/01/36	3,370
1,326	ARM, 3.060%, 09/01/36	1,406
679	ARM, 3.062%, 11/01/36	721
2,047	ARM, 3.065%, 10/01/36	2,129
585	ARM, 3.083%, 06/01/37	616
1,142	ARM, 3.094%, 10/01/36 - 11/01/37	1,209
489	ARM, 3.117%, 07/01/37	519
277	ARM, 3.139%, 11/01/36	295
1,105	ARM, 3.140%, 11/01/36	1,159
1,302	ARM, 3.168%, 10/01/36	1,362
1,629	ARM, 3.173%, 09/01/36	1,732
2,852	ARM, 3.181%, 03/01/37	2,977
256	ARM, 3.198%, 02/01/36	270
82	ARM, 3.208%, 12/01/36	87
226	ARM, 3.286%, 08/01/35	238
1,211	ARM, 3.336%, 05/01/37	1,279
145	ARM, 3.362%, 02/01/37	153
1,077	ARM, 3.363%, 06/01/36	1,142
439	ARM, 3.368%, 05/01/37	465
1,638	ARM, 3.396%, 02/01/37	1,723
414	ARM, 3.410%, 10/01/36	429
479	ARM, 3.435%, 12/01/35	504
394	ARM, 3.461%, 05/01/37	418
531	ARM, 3.485%, 04/01/34	560
592	ARM, 3.505%, 10/01/36	629
122	ARM, 3.505%, 02/01/37	129
941	ARM, 3.513%, 07/01/40	975
3,607	ARM, 3.529%, 06/01/36	3,844
25	ARM, 3.535%, 04/01/37	26
639	ARM, 3.544%, 01/01/37	675
926	ARM, 3.600%, 05/01/38	979
1,519	ARM, 3.613%, 12/01/36	1,616
61	ARM, 3.654%, 12/01/36	66
1,399	ARM, 3.658%, 04/01/38	1,498
929	ARM, 3.668%, 02/01/37	992
2,015	ARM, 3.719%, 05/01/37	2,143
1,390	ARM, 3.776%, 03/01/36	1,483
1,048	ARM, 3.805%, 04/01/37	1,111
526	ARM, 3.846%, 03/01/37	553
1,519	ARM, 3.847%, 05/01/37	1,619
1,161	ARM, 3.883%, 03/01/36	1,224
243	ARM, 3.935%, 02/01/37	260
269	ARM, 4.023%, 03/01/37	286
251	ARM, 4.032%, 05/01/36	266
	FHLMC Gold Pools, 15 Year, Single Family,
8	4.000%, 06/01/18	8
128	4.500%, 08/01/18 - 10/01/18	131
283	5.000%, 10/01/17 - 12/01/17	291
592	5.500%, 06/01/17 - 02/01/24	608

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
342	6.000%, 04/01/18 - 03/01/22	350
60	6.500%, 11/01/17 - 03/01/22	63
	FHLMC Gold Pools, 20 Year, Single Family,
9,679	3.500%, 01/01/32 - 03/01/32	10,164
65	6.000%, 12/01/22	74
462	6.500%, 01/01/28	527
	FHLMC Gold Pools, 30 Year, Single Family,
31,834	3.000%, 08/01/43	32,220
24,829	4.500%, 05/01/41	26,833
25,962	5.000%, 01/01/34 - 08/01/40	28,618
4,419	5.500%, 01/01/33 - 03/01/40	4,948
791	6.000%, 10/01/29 - 12/01/36	909
4,775	6.500%, 08/01/29 - 03/01/38	5,476
1,323	7.000%, 04/01/26 - 02/01/37	1,520
1,617	7.500%, 08/01/25 - 09/01/38	1,898
13	8.000%, 07/01/20 - 11/01/24	14
39	8.500%, 07/01/28	46
	FHLMC Gold Pools, FHA/VA,
5,249	7.500%, 01/01/32 - 12/01/36	5,993
1,127	10.000%, 10/01/30	1,212
	FHLMC Gold Pools, Other,
66,397	3.500%, 02/01/33 - 06/01/43	68,938
119,070	4.000%, 06/01/42 - 01/01/46	127,120
36,373	4.500%, 01/01/46	39,690
474	5.500%, 04/01/18	479
1,057	6.000%, 02/01/33 - 11/01/36	1,154
11,326	6.500%, 12/01/35 - 06/01/37	12,962
9	7.000%, 07/01/29	10
174	10.000%, 03/17/26	175
	FNMA,
2	ARM, 1.921%, 01/01/19	2
49	ARM, 2.399%, 09/01/27	50
2	ARM, 2.427%, 03/01/19	2
340	ARM, 2.463%, 08/01/34	351
100	ARM, 2.527%, 11/01/34	105
392	ARM, 2.540%, 05/01/35	412
1,061	ARM, 2.601%, 07/01/37	1,103
59	ARM, 2.614%, 07/01/34	63
767	ARM, 2.616%, 11/01/37	809
459	ARM, 2.630%, 08/01/36	485
69	ARM, 2.635%, 08/01/35	73
435	ARM, 2.643%, 07/01/35	460
1,260	ARM, 2.659%, 01/01/36	1,323
2,125	ARM, 2.693%, 09/01/36	2,200
744	ARM, 2.695%, 01/01/37	774
348	ARM, 2.713%, 09/01/37	366
75	ARM, 2.716%, 07/01/37	78
216	ARM, 2.737%, 10/01/34	229
1,004	ARM, 2.753%, 02/01/37	1,044
445	ARM, 2.761%, 09/01/33	460
2,877	ARM, 2.780%, 01/01/35	2,988
57	ARM, 2.787%, 09/01/34	61
2,193	ARM, 2.792%, 11/01/37	2,302
581	ARM, 2.836%, 04/01/35	613
183	ARM, 2.840%, 02/01/35	190
3,947	ARM, 2.845%, 05/01/35 - 12/01/37	4,170
331	ARM, 2.853%, 08/01/33	347
284	ARM, 2.855%, 09/01/35	298
753	ARM, 2.862%, 09/01/36	795
330	ARM, 2.873%, 06/01/36	347
1	ARM, 2.875%, 08/01/19	1
596	ARM, 2.879%, 01/01/36	628
272	ARM, 2.905%, 01/01/34 - 08/01/34	284
461	ARM, 2.908%, 10/01/34	488
534	ARM, 2.914%, 06/01/34	562
558	ARM, 2.945%, 08/01/36	570
282	ARM, 2.965%, 05/01/36	299
2,557	ARM, 2.971%, 07/01/37	2,732
406	ARM, 2.975%, 09/01/36	421
414	ARM, 2.980%, 11/01/33	438
785	ARM, 3.020%, 07/01/36	830
1,499	ARM, 3.028%, 09/01/36	1,584
94	ARM, 3.033%, 09/01/37	97
1,619	ARM, 3.044%, 08/01/36	1,720
1,089	ARM, 3.056%, 09/01/37	1,155
1,067	ARM, 3.067%, 10/01/36	1,132
2,127	ARM, 3.074%, 06/01/36	2,264
261	ARM, 3.094%, 11/01/34	277
184	ARM, 3.100%, 09/01/33	197
969	ARM, 3.105%, 07/01/37	1,029
644	ARM, 3.109%, 10/01/35	683
189	ARM, 3.125%, 08/01/36	197
489	ARM, 3.152%, 03/01/35	514
514	ARM, 3.184%, 06/01/36	548
686	ARM, 3.195%, 09/01/36	724
137	ARM, 3.201%, 01/01/35	144
139	ARM, 3.236%, 01/01/34	146
127	ARM, 3.248%, 09/01/37	130
969	ARM, 3.311%, 02/01/37	1,017

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
685		ARM, 3.325%, 10/01/36	728
1,965		ARM, 3.348%, 12/01/36	2,073
1,467		ARM, 3.372%, 10/01/36	1,561
346		ARM, 3.387%, 11/01/36	366
231		ARM, 3.410%, 01/01/38	241
2,232		ARM, 3.418%, 04/01/37	2,358
537		ARM, 3.435%, 12/01/36	568
437		ARM, 3.469%, 01/01/37	462
1,989		ARM, 3.606%, 08/01/37	2,103
506		ARM, 3.618%, 11/01/36	538
4,645		ARM, 3.776%, 03/01/36	4,926
243		ARM, 3.785%, 02/01/36	257
33		ARM, 3.875%, 01/01/36	33
33		ARM, 3.920%, 03/01/29	35
192		ARM, 5.907%, 09/01/37	200
		FNMA, 15 Year, Single Family,
111		3.500%, 04/01/19	116
930		4.500%, 05/01/18 - 12/01/19	952
2,347		5.000%, 04/01/18 - 08/01/24	2,439
1,899		5.500%, 02/01/18 - 07/01/20	1,940
6,294		6.000%, 08/01/17 - 07/01/24	6,732
1,051		6.500%, 08/01/17 - 02/01/24	1,134
1		7.000%, 06/01/17 - 11/01/17	1
		FNMA, 20 Year, Single Family,
11,858		3.500%, 07/01/32 - 08/01/32	12,445
24,554		4.000%, 01/01/35	26,410
781		5.500%, 07/01/25	869
5,055		6.000%, 07/01/26 - 09/01/29	5,721
1,452		6.500%, 05/01/22 - 08/01/26	1,613
		FNMA, 30 Year, FHA/VA,
135		6.000%, 09/01/33	149
181		6.500%, 03/01/29	207
15		7.000%, 02/01/33	16
40		8.000%, 06/01/28	45
12		8.500%, 02/01/30	13
–	(h)	9.000%, 05/01/18	—	(h)
3		9.500%, 12/01/18	3
		FNMA, 30 Year, Single Family,
28,288		3.000%, 06/01/43	28,716
125,327		3.500%, 05/01/44 - 01/01/46	130,582
18,662		4.000%, 12/01/33 - 06/01/42	20,002
16,589		4.500%, 11/01/33 - 09/01/43	17,940
20,822		5.000%, 06/01/33 - 08/01/40	23,011
13,708		5.500%, 11/01/32 - 12/01/39	15,422
11,263		6.000%, 12/01/28 - 11/01/38	12,880
21,493		6.500%, 11/01/29 - 10/01/38	24,571
11,562		7.000%, 01/01/24 - 01/01/39	13,652
7,621		7.500%, 11/01/22 - 04/01/39	9,175
606		8.000%, 03/01/21 - 01/01/38	707
13		8.500%, 07/01/24 - 05/01/25	15
9		9.500%, 07/01/28	10
4		10.000%, 02/01/24	4
		FNMA, Other,
37,218		ARM, 1.345%, 01/01/23	37,099
10,000		ARM, 1.353%, 12/01/24	10,012
9,865		ARM, 1.363%, 02/01/23	9,884
6,616		ARM, 1.373%, 01/01/23	6,648
15,000		ARM, 1.413%, 07/01/24	14,934
2,339		ARM, 1.455%, 11/01/23	2,343
3,836		ARM, 1.465%, 08/01/22	3,838
8,043		ARM, 1.795%, 03/01/22	8,074
80		ARM, 3.000%, 08/01/34	84
6,840		1.470%, 12/01/19	6,783
8,968		1.690%, 12/01/19	8,927
11,052		1.940%, 07/01/19	11,084
13,452		2.000%, 12/01/20	13,480
80,712		2.010%, 06/01/20	80,995
2,083		2.030%, 08/01/19	2,106
4,193		2.150%, 01/01/23	4,180
8,117		2.190%, 05/01/19	8,178
6,171		2.200%, 07/01/19	6,221
5,569		2.240%, 12/01/22	5,613
8,833		2.280%, 12/01/22	8,921
3,268		2.320%, 12/01/22	3,307
14,758		2.330%, 01/01/23	14,838
32,142		2.340%, 12/01/22 - 01/01/23	32,557
27,018		2.370%, 07/01/19 - 01/01/23	27,317
7,440		2.380%, 11/01/22	7,552
14,655		2.390%, 10/01/22 - 12/01/22	14,881
9,560		2.395%, 01/01/22	9,679
49,640		2.400%, 12/01/22 - 05/01/26	50,125
5,150		2.410%, 11/01/22	5,235
17,838		2.420%, 12/01/22 - 06/01/23	18,124
15,576		2.440%, 11/01/22 - 01/01/23	15,842
43,295		2.450%, 06/01/19 - 02/01/23	43,959
25,000		2.460%, 10/01/26	24,559
7,750		2.470%, 09/01/22 - 11/01/22	7,891
28,868		2.490%, 03/01/23 - 05/01/26	28,773
22,555		2.500%, 04/01/23 - 10/01/31	22,225
8,251		2.510%, 01/01/23	8,380

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
37,056	2.520%, 10/01/22 - 05/01/23	37,728
2,690	2.540%, 05/01/23	2,740
14,230	2.550%, 11/01/22	14,561
5,189	2.570%, 10/01/22	5,314
7,740	2.590%, 06/01/28	7,624
13,896	2.600%, 06/01/22 - 01/01/23	14,239
18,632	2.610%, 07/01/22 - 06/01/26	18,773
5,201	2.620%, 10/01/17	5,196
22,410	2.630%, 09/01/21 - 06/01/25	22,779
5,773	2.635%, 10/01/22	5,931
24,485	2.640%, 04/01/23 - 06/01/26	24,607
8,968	2.650%, 08/01/22	9,222
17,712	2.660%, 12/01/22	18,203
31,560	2.670%, 07/01/22 - 07/01/31	31,460
14,826	2.680%, 05/01/25 - 06/01/27	14,934
8,591	2.690%, 07/01/22	8,840
23,670	2.700%, 04/01/22 - 04/01/25	24,227
5,219	2.705%, 04/01/23	5,348
10,000	2.730%, 07/01/28	9,851
8,138	2.750%, 03/01/22	8,392
13,945	2.760%, 06/01/22	14,399
17,559	2.766%, 06/01/23	18,092
22,420	2.770%, 05/01/22 - 06/01/23	23,141
4,281	2.780%, 06/01/27	4,318
8,000	2.790%, 05/01/27	8,032
14,870	2.810%, 05/01/27 - 08/01/31	14,899
9,314	2.820%, 07/01/22	9,641
39,974	2.830%, 05/01/27 - 06/01/27	40,228
44,314	2.840%, 01/01/25 - 04/01/26	45,398
19,184	2.860%, 05/01/22 - 01/01/25	19,848
8,500	2.890%, 05/01/27	8,609
16,277	2.900%, 12/01/24 - 06/01/31	16,426
6,000	2.910%, 03/01/27	6,084
56,784	2.920%, 12/01/24 - 05/01/30	57,535
33,953	2.940%, 05/01/22 - 05/01/30	34,452
23,471	2.960%, 01/01/25 - 06/01/30	23,834
44,198	2.970%, 01/01/22 - 06/01/30	45,413
19,730	2.980%, 07/01/22	20,533
17,351	2.990%, 02/01/22 - 01/01/25	17,969
50,381	3.000%, 06/01/27 - 02/01/43	51,003
9,621	3.020%, 05/01/22 - 06/01/25	9,992
56,471	3.030%, 12/01/21 - 04/01/30	57,528
10,762	3.040%, 12/01/18	10,966
13,073	3.050%, 04/01/22 - 01/01/25	13,588
7,497	3.060%, 02/01/22	7,825
27,931	3.080%, 03/01/22 - 04/01/30	28,641
11,330	3.090%, 01/01/22	11,817
37,904	3.100%, 05/01/22 - 05/01/30	38,800
25,303	3.110%, 12/01/24	26,330
49,203	3.120%, 01/01/22 - 06/01/35	50,047
47,234	3.130%, 04/01/30 - 06/01/30	47,655
45,320	3.140%, 02/01/22 - 12/01/26	47,020
9,394	3.150%, 07/01/30	9,546
13,200	3.170%, 08/01/25 - 02/01/30	13,597
18,557	3.180%, 01/01/26 - 06/01/30	19,148
17,000	3.190%, 12/01/26	17,602
7,136	3.200%, 01/01/22	7,463
16,590	3.210%, 03/01/22 - 03/01/31	16,992
13,933	3.220%, 12/01/26 - 04/01/30	14,341
4,961	3.230%, 11/01/20	5,160
20,000	3.240%, 12/01/26	20,786
18,047	3.250%, 09/01/26 - 07/01/27	18,771
7,946	3.260%, 12/01/26	8,271
6,681	3.270%, 11/01/20	6,968
61,240	3.290%, 10/01/20 - 11/01/26	63,884
15,564	3.300%, 12/01/26 - 07/01/30	16,099
3,278	3.310%, 12/01/21	3,438
10,000	3.330%, 09/01/27	10,466
16,000	3.340%, 02/01/27	16,940
11,673	3.350%, 09/01/30	12,084
6,994	3.360%, 10/01/20	7,307
7,801	3.370%, 09/01/30	8,090
12,018	3.380%, 01/01/18 - 12/01/23	12,217
2,965	3.400%, 10/01/21	3,116
16,427	3.430%, 09/01/20 - 11/01/21	17,245
12,621	3.440%, 12/01/21 - 10/01/26	13,297
32,091	3.450%, 01/01/24 - 04/01/35	33,894
7,464	3.480%, 12/01/20	7,825
195,162	3.500%, 10/01/20 - 01/01/44	202,655
9,000	3.510%, 08/01/23	9,635
5,343	3.520%, 01/01/18	5,357
8,609	3.540%, 10/01/20	9,034
7,294	3.543%, 12/01/20	7,640
13,000	3.550%, 02/01/30	13,728
3,573	3.563%, 01/01/21	3,759
18,880	3.570%, 11/01/34	19,706
22,663	3.590%, 10/01/20 - 08/01/23	24,037
1,612	3.600%, 09/01/20	1,695
9,119	3.610%, 11/01/34	9,611
9,422	3.630%, 01/01/18 - 10/01/35	9,799

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
4,876		3.640%, 01/01/25	5,218
42,150		3.670%, 07/01/23	45,435
3,183		3.700%, 12/01/20	3,356
13,791		3.729%, 06/01/18	13,955
9,668		3.740%, 07/01/20 - 07/01/23	10,263
3,825		3.760%, 12/01/35	4,098
27,400		3.765%, 12/01/25	29,659
24,123		3.770%, 09/01/21	25,636
21,066		3.830%, 12/01/20 - 12/01/21	22,461
21,889		3.850%, 09/01/20 - 09/01/21	23,221
8,135		3.860%, 07/01/21	8,666
10,026		3.870%, 01/01/21	10,632
14,599		3.881%, 09/01/21	15,554
30,585		3.890%, 08/01/20 - 09/01/21	32,553
5,903		3.915%, 10/01/20	6,253
5,584		3.920%, 09/01/21	5,972
15,901		3.930%, 07/01/20 - 01/01/21	16,813
8,968		3.940%, 07/01/21	9,602
7,174		3.950%, 07/01/20	7,592
8,338		3.960%, 08/01/20	8,834
5,379		3.970%, 06/01/21	5,747
4,523		3.990%, 07/01/21	4,838
135,334		4.000%, 04/01/20 - 03/01/46	144,153
6,009		4.020%, 06/01/21	6,446
5,683		4.050%, 01/01/21 - 08/01/21	6,077
8,563		4.060%, 07/01/21	9,190
26,557		4.066%, 07/01/20	28,135
15,280		4.070%, 10/01/21	16,452
5,784		4.100%, 06/01/21	6,207
14,259		4.130%, 11/01/19 - 08/01/21	15,148
14,565		4.160%, 03/01/21	15,596
16,159		4.180%, 12/01/19 - 09/01/23	17,535
4,649		4.190%, 06/01/21	5,002
17,502		4.240%, 11/01/19 - 06/01/21	18,789
15,784		4.250%, 04/01/21	17,018
27,300		4.260%, 12/01/19 - 07/01/21	29,279
6,156		4.264%, 06/01/21	6,593
15,683		4.281%, 01/01/20	16,463
6,016		4.283%, 01/01/21	6,427
4,723		4.295%, 06/01/21	5,098
6,548		4.300%, 08/01/20 - 04/01/21	6,757
7,681		4.313%, 07/01/21	8,289
10,369		4.330%, 02/01/21 - 04/01/21	11,173
16,142		4.340%, 06/01/21	17,503
12,889		4.360%, 05/01/21	13,934
9,674		4.369%, 02/01/20	10,240
14,076		4.381%, 04/01/20	14,943
6,487		4.390%, 05/01/21	7,016
55,153		4.399%, 02/01/20	58,621
2,511		4.400%, 02/01/20	2,666
3,594		4.450%, 01/01/21	3,874
8,071		4.480%, 06/01/21	8,789
93,679		4.500%, 08/01/21 - 03/01/44	102,484
13,703		4.503%, 12/01/19	14,460
5,183		4.540%, 01/01/20 - 07/01/26	5,648
8,792		4.552%, 08/01/26	9,803
9,831		4.662%, 12/01/26	11,041
9,043		4.762%, 08/01/26	10,232
5,755		4.766%, 08/01/26	6,467
1,472		5.000%, 04/01/31 - 12/01/32	1,644
1,387		5.500%, 09/01/17 - 06/01/39	1,491
3,149		5.855%, 10/01/17	3,186
1,740		6.000%, 02/01/36 - 11/01/48	1,891
1,576		6.500%, 04/01/36 - 05/01/37	1,769
906		7.000%, 02/01/36 - 04/01/37	1,018
145		8.000%, 11/01/37	162
14		10.500%, 04/15/19	14
		GNMA I, 15 Year, Single Family,
–	(h)	6.000%, 10/15/17	—	(h)
1		6.500%, 06/15/17	—	(h)
		GNMA I, 30 Year, Single Family,
3,458		5.500%, 04/15/33 - 09/15/34	3,914
95		6.000%, 11/15/28	108
2,236		6.500%, 01/15/24 - 12/15/35	2,593
4,465		7.000%, 08/15/23 - 04/15/37	5,255
505		7.500%, 11/15/22 - 10/15/37	582
14		8.000%, 08/15/28	14
–	(h)	8.500%, 11/15/17	—	(h)
9		9.000%, 02/15/20 - 11/15/24	10
305		9.500%, 09/15/18 - 12/15/25	328
		GNMA II, 30 Year, Single Family,
3,272		3.750%, 07/20/45	3,441
8,324		4.250%, 12/20/44	9,030
1,976		5.500%, 09/20/39	2,248
9,894		6.000%, 03/20/28 - 08/20/39	11,271
875		6.500%, 07/20/29	1,019
381		7.000%, 08/20/38	440
77		7.500%, 02/20/28 - 09/20/28	89
145		8.000%, 12/20/25 - 09/20/28	166
72		8.500%, 03/20/25 - 05/20/25	80

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
	GNMA II, Other,
4,570	VAR, 4.464%, 05/20/63	4,813
3,020	3.750%, 09/20/38 - 01/20/39	3,196
66	6.000%, 11/20/38	72

	Total Mortgage-Backed Securities (Cost $4,267,600)	4,336,644

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
3,060	City of Los Angeles, Department of Airports, Series C, Rev., 6.582%, 05/15/39	3,975
2,400	State of California, Various Purpose, GO, 7.300%, 10/01/39	3,458

		7,433

	New York — 0.2%
2,240	New York State Dormitory Authority, Series D, Rev., 5.600%, 03/15/40	2,804
	Port Authority of New York & New Jersey, Consolidated,
10,965	Series 164, Rev., 5.647%, 11/01/40	13,755
3,780	Series 165, Rev., 5.647%, 11/01/40	4,742
17,925	Series 174, Rev., 4.458%, 10/01/62	19,265

		40,566

	Ohio — 0.1%
11,725	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	16,522
	Ohio State University, General Receipts,
1,000	Rev., 5.590%, 12/01/14[5]	1,068
3,478	Series A, Rev., 4.048%, 12/01/56	3,500
9,576	Series A, Rev., 4.800%, 06/01/11[4]	9,716

		30,806

	Total Municipal Bonds (Cost $68,346)	78,805

Supranational — 0.1%
23,640	African Development Bank, 8.800%, 09/01/19 (Cost $26,571)	27,037

U.S. Government Agency Securities — 2.7%
2,986	FFCB, 5.125%, 11/15/18	3,153
9,865	FHLB, 5.500%, 07/15/36	13,309
	Financing Corp. STRIPS,
59,680	1.273%, 05/11/18 (n)	58,933
3,506	1.590%, 11/30/17 (n)	3,485
1,795	2.127%, 03/07/19 (n)	1,746
1,688	2.215%, 04/06/18 (n)	1,670
	FNMA,
12,675	1.757%, 10/09/19 (n)	12,153
23,765	4.196%, 06/01/17 (n)	23,765
8,071	FNMA STRIPS, 3.746%, 05/15/30 (n)	5,432
11,944	Government Trust Certificate, Series 1-Z, 2.504%, 04/01/19 (n)	11,577
	Resolution Funding Corp. STRIPS,
47,400	1.572%, 01/15/21 (n)	44,391
153,474	1.635%, 10/15/19 (n)	148,239
225,211	1.899%, 07/15/20 (n)	213,763
50,759	1.924%, 10/15/20 (n)	47,909
11,275	2.184%, 10/15/25 (n)	9,092
30,700	2.836%, 01/15/30 (n)	21,246
12,675	2.873%, 01/15/26 (n)	10,125
18,250	3.009%, 04/15/30 (n)	12,520
	Tennessee Valley Authority,
4,129	4.250%, 09/15/65	4,599
2,632	4.625%, 09/15/60	3,160
14,269	5.250%, 09/15/39	18,678
493	5.500%, 06/15/38	659
7,668	5.880%, 04/01/36	10,511
	Tennessee Valley Authority STRIPS,
3,711	2.174%, 12/15/17 (n)	3,685
3,500	3.334%, 12/15/28 (n)	2,460
17,495	3.637%, 11/01/25 (n)	13,846
2,242	4.398%, 06/15/35 (n)	1,206
10,762	4.440%, 05/01/19 (n)	10,431
3,119	4.835%, 07/15/28 (n)	2,235

	Total U.S. Government Agency Securities (Cost $709,146)	713,978

U.S. Treasury Obligations — 22.2%
	U.S. Treasury Bond,
25,000	2.875%, 05/15/43	25,086
50,000	2.875%, 08/15/45	50,004
25,000	2.875%, 11/15/46	24,990
25,000	3.000%, 11/15/45	25,614
26,500	3.500%, 02/15/39	29,952
38,050	4.250%, 05/15/39	47,687
76,320	4.375%, 11/15/39	97,236
134,780	4.375%, 05/15/40	171,850
7,861	4.500%, 05/15/38	10,213
71,284	4.500%, 08/15/39	92,338
31,370	4.750%, 02/15/37	41,892
583	5.250%, 11/15/28	756
9,475	8.000%, 11/15/21	12,026

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
14,932	8.125%, 05/15/21	18,625
17,000	8.750%, 05/15/20	20,580
54,785	8.750%, 08/15/20	67,187
	U.S. Treasury Inflation Indexed Bond,
2,100	2.375%, 01/15/25	3,136
3,587	2.500%, 01/15/29	4,990
9,066	3.625%, 04/15/28	18,178
	U.S. Treasury Inflation Indexed Note,
10,000	0.125%, 04/15/19	10,473
22,231	0.125%, 01/15/22	24,138
2,584	1.375%, 01/15/20	3,045
	U.S. Treasury Note,
7,600	0.750%, 02/15/19	7,535
10,788	1.000%, 11/30/19	10,695
16,770	1.250%, 10/31/18	16,773
18,500	1.250%, 02/29/20	18,423
16,278	1.375%, 12/31/18	16,308
10,000	1.375%, 05/31/20	9,975
11,860	1.500%, 05/31/19	11,910
8,000	1.625%, 07/31/19	8,054
5,000	1.750%, 10/31/20	5,036
2,500	2.000%, 11/30/20	2,537
15,000	2.000%, 02/28/21	15,223
10,000	2.125%, 08/31/20	10,194
1,794	2.250%, 11/30/17	1,804
90,991	2.625%, 08/15/20	94,190
34,504	2.625%, 11/15/20	35,742
12,681	2.750%, 12/31/17	12,794
103,518	3.125%, 05/15/19	107,198
25,000	3.125%, 05/15/21	26,420
	U.S. Treasury STRIPS,
72,700	1.798%, 11/15/19 (n)	70,225
123,537	1.895%, 05/15/21 (n)	115,561
52,512	1.980%, 02/15/20 (n)	50,516
10,990	1.985%, 08/15/25 (n)	9,156
212,665	2.144%, 02/15/21 (n)	199,946
88,900	2.194%, 11/15/23 (n)	77,946
63,421	2.224%, 05/15/25 (n)	53,283
106,435	2.374%, 08/15/23 (n)	93,907
59,076	2.422%, 02/15/24 (n)	51,401
149,456	2.426%, 05/15/22 (n)	136,209
105,800	2.574%, 08/15/22 (n)	95,779
204,956	2.661%, 02/15/22 (n)	188,020
171,800	2.664%, 11/15/22 (n)	154,419
248,580	2.741%, 05/15/23 (n)	220,659
108,421	2.779%, 08/15/21 (n)	100,701
51,591	2.848%, 08/15/24 (n)	44,259
54,049	2.859%, 05/15/28 (n)	41,429
121,891	2.943%, 02/15/34 (n)	77,735
97,800	2.958%, 08/15/32 (n)	65,677
172,788	3.023%, 11/15/32 (n)	115,011
112,532	3.084%, 08/15/28 (n)	85,608
216,602	3.087%, 08/15/20 (n)	206,162
14,870	3.108%, 05/15/29 (n)	11,043
229,322	3.127%, 02/15/23 (n)	204,794
78,371	3.157%, 11/15/21 (n)	72,399
17,278	3.190%, 05/15/24 (n)	14,930
103,866	3.198%, 02/15/32 (n)	70,799
221,297	3.267%, 05/15/32 (n)	149,668
16,680	3.328%, 05/15/35 (n)	10,175
93,350	3.353%, 05/15/31 (n)	65,272
7,608	3.368%, 08/15/26 (n)	6,149
59,956	3.385%, 11/15/29 (n)	43,812
14,106	3.389%, 05/15/18 (n)	13,948
94,041	3.412%, 11/15/26 (n)	75,359
21,613	3.433%, 11/15/34 (n)	13,431
347,451	3.442%, 05/15/20 (n)	332,564
36,300	3.498%, 02/15/33 (n)	23,955
38,512	3.505%, 08/15/29 (n)	28,416
84,028	3.555%, 11/15/27 (n)	65,366
135,684	3.563%, 02/15/27 (n)	107,824
108,105	3.572%, 05/15/33 (n)	70,787
81,052	3.595%, 02/15/29 (n)	60,664
98,421	3.598%, 11/15/31 (n)	67,635
70,188	3.682%, 08/15/31 (n)	48,677
122,874	3.691%, 05/15/19 (n)	119,767
28,525	3.771%, 05/15/34 (n)	18,024
25,155	3.779%, 08/15/34 (n)	15,761
25,906	3.857%, 02/15/35 (n)	15,941
57,436	4.023%, 11/15/30 (n)	40,816
89,733	4.026%, 08/15/30 (n)	64,193
46,760	4.139%, 11/15/28 (n)	35,282
72,252	4.143%, 02/15/31 (n)	50,974
127,498	4.188%, 08/15/19 (n)	123,729
33,200	4.188%, 11/15/24 (n)	28,280
75,636	4.510%, 05/15/30 (n)	54,579
24,999	4.583%, 05/15/26 (n)	20,347
6,700	4.600%, 02/15/26 (n)	5,492
45,886	4.732%, 08/15/27 (n)	35,922
31,937	4.868%, 08/15/18 (n)	31,453

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
24,963	4.917%, 08/15/33 (n)	16,222
1,525	5.351%, 08/15/35 (n)	922
111,213	5.397%, 02/15/30 (n)	80,841
33,709	5.397%, 11/15/33 (n)	21,697
6,601	5.598%, 02/15/25 (n)	5,588
7,309	6.299%, 05/15/27 (n)	5,769
1,054	6.393%, 05/15/36 (n)	622

	Total U.S. Treasury Obligations (Cost $5,580,862)	5,814,304

Loan Assignment — 0.1%
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
31,816	Lila Mexican Holdings LLC, Tranche B, VAR, 3.989%, 08/11/22 (Cost $30,952)	31,281

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
241,527	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.970% (b) (l) (Cost $241,527)	241,527

	Total Investments — 99.8% (Cost $25,483,502)	26,146,733
	Other Assets in Excess of Liabilities — 0.2%	42,105

	NET ASSETS — 100.0%	$26,188,838

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2017.
CMBS	—	Commercial Mortgage Backed Security
CSMC	—	Credit Suisse Mortgage Trust
FFCB	—	Federal Farm Credit Bank
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2017.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2017.
(y)	—	Preferred Security.

[1]	—	Security matures in 2110.
[2]	—	Security matures in 2115.
[3]	—	Security matures in 2105.
[4]	—	Security matures in 2111.
[5]	—	Security matures in 2114.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$761,150
Aggregate gross unrealized depreciation	(97,919)

Net unrealized appreciation/depreciation	$663,231

Federal income tax cost of investments	$25,483,502

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,053,207	$1,073,850	$3,127,057
Collateralized Mortgage Obligations	—	3,291,982	77,909	3,369,891
Commercial Mortgage-Backed Securities	—	994,005	98,202	1,092,207
Corporate Bonds
Consumer Discretionary	—	419,245	—	419,245
Consumer Staples	—	313,511	—	313,511
Energy	—	781,635	—	781,635
Financials	—	2,782,006	—	2,782,006
Health Care	—	414,622	—	414,622
Industrials	—	447,342	—	447,342
Information Technology	—	424,921	—	424,921
Materials	—	205,276	—	205,276
Real Estate	—	253,919	—	253,919
Telecommunication Services	—	393,162	—	393,162
Utilities	—	599,310	—	599,310

Total Corporate Bonds	—	7,034,949	—	7,034,949

Foreign Government Securities	—	279,053	—	279,053
Mortgage-Backed Securities	—	4,336,644	—	4,336,644
Municipal Bonds	—	78,805	—	78,805
Supranational	—	27,037	—	27,037
U.S. Government Agency Securities	—	713,978	—	713,978
U.S. Treasury Obligations	—	5,814,304	—	5,814,304
Loan Assignment
Consumer Discretionary	—	—	31,281	31,281
Short-Term Investment
Investment Company	241,527	—	—	241,527

Total Investments in Securities	$241,527	$24,623,964	$1,281,242	$26,146,733

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between level 1 and level 2 during the period ended May 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities:
Asset-Backed Securities	$1,032,636	$240	$2,873	$(275)	$123,242	$(197,813)	$154,319	$(41,372)	$1,073,850
Collateralized Mortgage Obligations	75,960	43	927	(442)	4,360	(2,939)	—	—	77,909
Commercial Mortgage-Backed Securities	72,260	—	(40)	(786)	7,462	(4,675)	23,981	—	98,202
Loan Assignment - Consumer Discretionary	—	—	(54)	42	—	(2,340)	33,633	—	31,281

	$1,180,856	$283	$3,706	$(1,461)	$135,064	$(207,767)	$211,933	$(41,372)	$1,281,242

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $4,110,000.

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2017, the value of these investments was approximately $xx,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$645,483	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (9.51%)
			Constant Default Rate	0.00% - 30.00% (3.43%)
			Yield (Discount Rate of Cash Flows)	1.88% - 7.80% (3.59%)
	4,327	Pending Sale Amount	Expected Recovery	48.00% of par (48.00% of par)

Asset-Backed Securities	649,810
	71,768	Discounted Cash Flow	PSA Prepayment Model	304.00% (304.00%)
			Constant Prepayment Rate	0.00% - 29.23% (8.72%)
			Constant Default Rate	0.00% - 9.64% (1.42%)
			Yield (Discount Rate of Cash Flows)	0.47% - 199.00% (5.54%)

Collateralized Mortgage Obligations	71,768
	58,250	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (20.28%)
			Yield (Discount Rate of Cash Flows)	1.48% - 8.31% (4.89%)

Commercial Mortgage-Backed Securities	58,250

Total	$779,828

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2017, the value of these investments was approximately $501,414,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 15.8%
229	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.824%, 12/27/22 (e)	230
97	Accredited Mortgage Loan Trust, Series 2006-2, Class A3, VAR, 1.174%, 09/25/36	97
	Air Canada Pass-Through Trust, (Canada),
831	Series 2013-1, Class A, 4.125%, 05/15/25 (e)	860
1,086	Series 2015-1, Class A, 3.600%, 03/15/27 (e)	1,100
1,130	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.125%, 10/25/56 (e)	1,126
8,345	AJAX Mortgage Loan Trust, Series 2017-A, Class A, SUB, 3.470%, 04/25/57 (e)	8,344
	Ally Auto Receivables Trust,
6,000	Series 2015-2, Class D, 3.010%, 03/15/22 (e)	6,063
5,700	Series 2016-1, Class D, 2.840%, 09/15/22	5,752
4,038	Series 2017-3, Class C, 2.370%, 10/17/22	4,045
	American Airlines Pass-Through Trust,
1,055	Series 2016-2, Class A, 3.650%, 06/15/28	1,052
807	Series 2017-1, Class AA, 3.650%, 02/15/29	821
	American Credit Acceptance Receivables Trust,
5,000	Series 2013-2, Class D, 5.920%, 08/17/20 (e)	5,039
10,000	Series 2016-2, Class C, 6.090%, 05/12/22 (e)	10,399
6,975	Series 2016-3, Class C, 4.260%, 08/12/22 (e)	7,116
6,956	Series 2016-4, Class C, 2.910%, 02/13/23 (e)	6,992
12,002	Series 2017-2, Class C, 2.860%, 06/12/23 (e)	12,000
7,321	Series 2017-2, Class D, 3.690%, 06/12/23 (e)	7,320
23,121	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 09/15/22	23,241
1,250	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,342
	American Homes 4 Rent Trust,
5,000	Series 2014-SFR3, Class D, 5.040%, 12/17/36 (e)	5,350
17,745	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	19,959
2,250	Series 2015-SFR2, Class D, 5.036%, 10/17/45 (e)	2,405
18,630	Series 2015-SFR2, Class E, 6.070%, 10/17/45 (e)	20,587
	AmeriCredit Automobile Receivables Trust,
1,141	Series 2015-1, Class A3, 1.260%, 11/08/19	1,140
2,710	Series 2015-2, Class A3, 1.270%, 01/08/20	2,709
5,317	Series 2016-3, Class B, 1.800%, 10/08/21	5,296
11,300	Series 2017-2, Class D, 3.420%, 04/18/23	11,397
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
185	Series 2003-5, Class A6, SUB, 4.109%, 04/25/33	187
25	Series 2003-13, Class AF6, SUB, 4.947%, 01/25/34	27
	AMSR Trust,
3,007	Series 2016-SFR1, Class E, VAR, 4.093%, 11/17/33 (e)	3,057
3,007	Series 2016-SFR1, Class F, VAR, 4.843%, 11/17/33 (e)	3,086
	Anchor Assets IX LLC,
15,300	Series 2016-1, Class A, 5.125%, 02/15/20 (e)	15,300
10,250	Series 2016-1, Class B, 6.250%, 02/15/20 (e)	10,250
7,130	APF 2016-1A B, Series 2016-1A, Class C, VAR, 8.000%, 02/16/21	7,134
10,789	Arcadia Receivables Credit Trust, Series 2017-1, Class A, 3.250%, 06/15/23 (e)	10,818
	B2R Mortgage Trust,
3,437	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	3,419
4,381	Series 2016-1, Class A, 2.567%, 06/15/49 (e)	4,332
2	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 07/25/28	2
4,444	BCC Funding XIII LLC, Series 2016-1, Class A2, 2.200%, 12/20/21 (e)	4,432
	Bear Stearns Asset-Backed Securities Trust,
304	Series 2003-SD2, Class 2A, VAR, 3.243%, 06/25/43	287
323	Series 2006-SD1, Class A, VAR, 1.394%, 04/25/36	316
1,614	Blue Elephant Loan Trust, Series 2015-1, Class B, 5.560%, 12/15/22 (e)	1,613
154	Burlington Northern and Santa Fe Railway Co. Pass-Through Trust, Series 2000-2, Class TR, 7.908%, 01/15/20	163
473	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	469

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
1,895	California Republic Auto Receivables Trust, Series 2016-2, Class A3, 1.560%, 07/15/20	1,895
	CAM Mortgage Trust,
4,802	Series 2016-2, Class A1, SUB, 3.250%, 06/15/57 (e)	4,828
6,145	Series 2017-1, Class A1, SUB, 3.220%, 08/01/57 (e)	6,150
	Camillo Issuer LLC,
9,922	Series 2016-SFR, Class 1A1, 5.000%, 12/05/23	9,922
22,050	Series 2017-SFR1, Class A, 5.500%, 06/05/27 (e)	22,050
	CarFinance Capital Auto Trust,
10	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	10
2,500	Series 2014-1A, Class C, 3.450%, 04/15/20 (e)	2,534
3,193	Series 2014-2A, Class B, 2.640%, 11/16/20 (e)	3,203
2,750	Series 2014-2A, Class C, 3.240%, 11/16/20 (e)	2,758
4,000	Series 2014-2A, Class D, 4.280%, 11/16/20 (e)	4,022
3,900	Series 2015-1A, Class C, 3.580%, 06/15/21 (e)	3,965
5,400	Series 2015-1A, Class D, 4.660%, 06/15/21 (e)	5,441
1,070	Series 2015-1A, Class E, 5.490%, 01/18/22 (e)	1,086
1,827	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 3.058%, 10/15/21 (e)	877
	CarMax Auto Owner Trust,
3,011	Series 2017-1, Class C, 2.840%, 10/17/22	3,052
4,929	Series 2017-1, Class D, 3.430%, 07/17/23	4,970
7,240	Carnow Auto Receivables Trust, Series 2016-1A, Class C, 5.110%, 02/15/21 (e)	7,389
	Centex Home Equity Loan Trust,
102	Series 2001-B, Class A6, 6.360%, 07/25/32	103
171	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	172
128	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	130
3,000	Citi Held For Asset Issuance, Series 2016-PM1, Class B, 7.670%, 04/15/25 (e)	3,152
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,843
149	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	148
	Colony American Finance Ltd., (Cayman Islands),
3,265	Series 2016-1, Class A, 2.544%, 06/15/48 (e)	3,240
9,967	Series 2016-2, Class A, 2.554%, 11/15/48 (e)	9,799
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, VAR, 5.069%, 12/25/47 (d) (e)	285
2,019	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	2,029
	Continental Airlines Pass-Through Trust,
322	Series 2003-ERJ1, 7.875%, 07/02/18	330
227	Series 2004-ERJ1, 9.558%, 09/01/19	240
412	Series 2006-ERJ1, 9.318%, 11/01/19 (e)	436
	CPS Auto Receivables Trust,
136	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	136
2,099	Series 2016-B, Class B, 3.180%, 09/15/20 (e)	2,126
12,600	Series 2016-C, Class C, 3.270%, 06/15/22 (e)	12,728
2,884	Series 2017-B, Class C, 2.920%, 02/15/22 (e)	2,889
6,975	Series 2017-B, Class D, 3.950%, 03/15/23 (e)	6,995
	CPS Auto Trust,
3,798	Series 2017-A, Class A, 1.680%, 08/17/20 (e)	3,795
1,470	Series 2017-A, Class C, 3.310%, 12/15/22 (e)	1,486
840	Series 2017-A, Class D, 4.610%, 12/15/22 (e)	870
	Credit Acceptance Auto Loan Trust,
6,048	Series 2016-3A, Class C, 3.600%, 04/15/25 (e)	6,144
3,973	Series 2017-1A, Class A, 2.560%, 10/15/25 (e)	3,993
1,742	Series 2017-1A, Class B, 3.040%, 12/15/25 (e)	1,761
1,460	Series 2017-1A, Class C, 3.480%, 02/17/26 (e)	1,478
65	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	70

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	CWABS, Inc. Asset-Backed Certificates,
297	Series 2004-1, Class 3A, VAR, 1.584%, 04/25/34	293
260	Series 2004-1, Class M1, VAR, 1.774%, 03/25/34	256
41	Series 2004-1, Class M2, VAR, 1.849%, 03/25/34	40
	CWABS, Inc. Asset-Backed Certificates Trust,
638	Series 2004-6, Class M1, VAR, 1.891%, 10/25/34	611
93	Series 2004-13, Class MV8, VAR, 3.328%, 01/25/35	4
	Delta Air Lines Pass-Through Trust,
190	Series 2012-1, Class A, 4.750%, 05/07/20	200
223	Series 2012-1, Class B, 6.875%, 05/07/19 (e)	238
	Drive Auto Receivables Trust,
2,943	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	2,993
5,900	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	6,118
5,829	Series 2016-CA, Class D, 4.180%, 03/15/24 (e)	5,967
1,428	Series 2017-AA, Class B, 2.510%, 01/15/21 (e)	1,435
2,471	Series 2017-AA, Class C, 2.980%, 01/18/22 (e)	2,493
3,217	Series 2017-AA, Class D, 4.160%, 05/15/24 (e)	3,275
2,486	Series 2017-BA, Class B, 2.200%, 05/15/20 (e)	2,489
6,831	Series 2017-BA, Class C, 2.610%, 08/16/21 (e)	6,850
5,970	Series 2017-BA, Class D, 3.720%, 10/17/22 (e)	6,023
15,290	Series 2017-BA, Class E, 5.300%, 07/15/24 (e)	15,458
	DT Auto Owner Trust,
5,727	Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	5,833
5,000	Series 2016-1A, Class D, 4.660%, 12/15/22 (e)	5,106
974	Series 2016-2A, Class C, 3.670%, 01/18/22 (e)	985
10,965	Series 2016-3A, Class B, 2.650%, 07/15/20 (e)	11,022
6,000	Series 2016-3A, Class C, 3.150%, 03/15/22 (e)	6,039
16,520	Series 2016-3A, Class D, 4.520%, 06/15/23 (e)	16,933
1,713	Series 2016-4A, Class B, 2.020%, 08/17/20 (e)	1,711
2,962	Series 2016-4A, Class D, 3.770%, 10/17/22 (e)	2,987
3,551	Series 2017-1A, Class D, 3.550%, 11/15/22 (e)	3,560
8,500	Series 2017-1A, Class E, 5.790%, 02/15/24 (e)	8,570
6,048	Series 2017-2A, Class C, 3.030%, 01/17/23 (e)	6,062
8,750	Series 2017-2A, Class E, 6.030%, 01/15/24 (e)	8,912
303	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	305
	Exeter Automobile Receivables Trust,
1,125	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	1,133
3,409	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	3,418
2,150	Series 2015-2A, Class D, 5.790%, 05/16/22 (e)	2,161
6,884	Series 2015-3A, Class C, 4.830%, 08/16/21 (e)	7,121
445	Series 2016-1A, Class C, 5.520%, 10/15/21 (e)	465
3,190	Series 2016-3A, Class A, 1.840%, 11/16/20 (e)	3,184
3,480	Series 2016-3A, Class B, 2.840%, 08/16/21 (e)	3,499
5,650	Series 2016-3A, Class D, 6.400%, 07/17/23 (e)	5,845
4,565	Series 2017-1A, Class B, 3.000%, 12/15/21 (e)	4,589
1,885	Series 2017-1A, Class C, 3.950%, 12/15/22 (e)	1,889
3,465	Series 2017-2A, Class B, 2.820%, 05/16/22 (e)	3,466
9,065	Series 2017-2A, Class C, 3.930%, 04/17/23 (e)	9,101
8,000	Series 2017-2A, Class D, 6.390%, 02/15/24 (e)	8,258
	First Investors Auto Owner Trust,
5,000	Series 2016-2A, Class B, 2.210%, 07/15/22 (e)	4,980
5,000	Series 2016-2A, Class C, 2.530%, 07/15/22 (e)	4,963

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
3,500	Series 2016-2A, Class D, 3.350%, 11/15/22 (e)	3,506
7,524	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	7,533
	Flagship Credit Auto Trust,
1,811	Series 2013-1, Class C, 3.590%, 03/15/19 (e)	1,813
4,000	Series 2014-1, Class C, 3.340%, 04/15/20 (e)	4,009
4,460	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	4,489
4,337	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	4,392
6,695	Series 2015-3, Class D, 7.120%, 11/15/22 (e)	7,068
6,000	Series 2016-2, Class C, 6.220%, 09/15/22 (e)	6,474
4,183	Series 2017-1, Class B, 2.830%, 03/15/23 (e)	4,194
2,704	Series 2017-1, Class C, 3.220%, 05/15/23 (e)	2,728
1,313	Series 2017-1, Class D, 4.230%, 05/15/23 (e)	1,342
3,500	Series 2017-1, Class E, 6.460%, 12/15/23 (e)	3,635
3,630	Series 2017-2, Class E, 5.550%, 07/15/24 (e)	3,629
1,496	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.280%, 09/15/19	1,496
5,561	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	5,573
553	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	595
	GLC Trust,
487	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	481
244	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	239
6,000	GLS Auto Receivables Trust, Series 2016-1A, Class C, 6.900%, 10/15/21 (e)	6,209
	GMAT Trust,
355	Series 2013-1A, Class A, SUB, 6.967%, 11/25/43 (e)	356
5,000	Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	4,561
	GO Financial Auto Securitization Trust,
9,400	Series 2015-1, Class C, 5.760%, 03/15/21 (e)	9,375
1,190	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	1,190
3,669	Golden Bear LLC, Series 2016-R, Class R, 5.650%, 09/20/47 (e)	3,655
	Goodgreen Trust,
1,930	Series 2016-1A, Class B, 5.240%, 10/15/52 (e)	1,979
2,396	Series 2017-1A, Class A, 3.740%, 10/15/52 (e)	2,434
	Green Tree Agency Advance Funding Trust I,
2,965	Series 2016-T1, Class BT1, 3.122%, 10/15/48 (e)	2,948
3,842	Series 2016-T1, Class DT1, 4.058%, 10/15/48 (e)	3,820
	HERO Funding II, (Cayman Islands),
1,740	Series 2016-3B, Class B, 5.240%, 09/20/42 (e)	1,767
10,698	Series 2016-4B, Class B, 5.750%, 09/20/47 (e)	10,712
	HERO Funding Trust,
7,874	Series 2015-3A, Class A, 4.280%, 09/20/41 (e)	8,111
3,386	Series 2016-3A, Class A1, 3.080%, 09/20/42 (e)	3,320
8,833	Series 2017-1A, Class A2, 4.460%, 09/20/47 (e)	9,077
10,081	Hero Residual Funding, (Cayman Islands), Series 2016-1R, Class A1, 4.500%, 09/21/42 (e)	10,112
84	Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.260%, 07/25/28	84
2,363	Honda Auto Receivables Owner Trust, Series 2015-1, Class A3, 1.050%, 10/15/18	2,362
69	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 2.210%, 11/20/36	69
1,029	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 04/15/19	1,028
	Kabbage Asset Securitization LLC,
6,415	Series 2017-1, Class B, 5.794%, 03/15/22 (e)	6,522
10,000	Series 2017-1, Class C, 8.000%, 03/15/22 (e)	10,115
	KGS-Alpha SBA COOF Trust,
17,162	Series 2012-2, Class A, IO, VAR, 0.927%, 08/25/38 (e)	354
18,492	Series 2012-4, Class A, IO, VAR, 1.179%, 09/25/37 (e)	511

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
13,589	Series 2013-2, Class A, IO, VAR, 1.820%, 03/25/39 (e)	565
	LendingClub Issuance Trust,
1,391	Series 2016-NP1, Class A, 3.750%, 06/15/22 (e)	1,399
3,119	Series 2016-NP2, Class A, 3.000%, 01/17/23 (e)	3,125
	Lendmark Funding Trust,
7,500	Series 2016-2A, Class A, 3.260%, 04/21/25 (e)	7,507
5,625	Series 2016-2A, Class B, 4.660%, 04/21/25 (e)	5,556
75	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 2.074%, 02/25/34	75
	LV Tower 52 Issuer,
14,979	Series 2013-1, Class A, 5.750%, 02/15/23 (e)	14,910
17,771	Series 2013-1, Class M, 7.750%, 02/15/23 (e)	17,043
5,412	Mariner Finance Issuance Trust, Series 2017-AA, Class A, 3.620%, 02/20/29 (e)	5,455
	Marlette Funding Trust,
3,214	Series 2016-1A, Class A, 3.060%, 01/17/23 (e)	3,225
6,741	Series 2016-1A, Class B, 4.780%, 01/17/23 (e)	6,879
7,605	Series 2017-1A, Class A, 2.827%, 03/15/24 (e)	7,630
	Mid-State Capital Corp. Trust,
153	Series 2005-1, Class A, 5.745%, 01/15/40	163
3,628	Series 2005-1, Class M1, 6.106%, 01/15/40	3,895
1,737	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	1,849
2,108	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,195
842	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	897
379	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 3.274%, 03/25/33	369
15,273	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.190%, 11/25/22 (e)	15,413
	Nationstar HECM Loan Trust,
1,849	Series 2016-2A, Class A, 2.239%, 06/25/26 (e)	1,864
6,299	Series 2016-2A, Class M1, 3.598%, 06/25/26 (e)	6,473
9,502	Series 2016-3A, Class M1, 3.147%, 08/25/26 (e)	9,471
1,020	Series 2017-1A, Class M1, 2.942%, 05/25/27 (e)	1,021
	New Century Home Equity Loan Trust,
622	Series 2003-5, Class AI6, SUB, 5.167%, 11/25/33	627
610	Series 2005-1, Class M1, VAR, 1.699%, 03/25/35	578
10,000	New Residential Advance Receivables Trust Advance, Series 2016-T2, Class AT2, 2.575%, 10/15/49 (e)	9,952
84	Northwest Airlines Pass-Through Trust, Series 2007-1, Class A, 7.027%, 11/01/19	93
1,032	NRG REMA LLC, Series B, 9.237%, 07/02/17	867
	NRPL Trust,
8,802	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	8,809
3,278	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	3,231
2,635	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class CT1, 3.836%, 06/15/49 (e)	2,660
	Ocwen Master Advance Receivables Trust,
1,338	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	1,328
9,984	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	9,993
6,725	Series 2016-T2, Class DT2, 4.446%, 08/16/49 (e)	6,561
	OnDeck Asset Securitization Trust II LLC,
1,130	Series 2016-1A, Class A, 4.210%, 05/17/20 (e)	1,133
1,823	Series 2016-1A, Class B, 7.630%, 05/17/20 (e)	1,833
	OneMain Direct Auto Receivables Trust,
3,885	Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	3,891
10,000	Series 2016-1A, Class C, 4.580%, 09/15/21 (e)	10,175
	OneMain Financial Issuance Trust,
1,413	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	1,414
4,502	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	4,509
146	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	146
3,944	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,956

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
5,267	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	5,316
7,020	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	7,091
7,435	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	7,537
6,120	Series 2015-2A, Class C, 4.320%, 07/18/25 (e)	6,128
4,970	Series 2016-1A, Class A, 3.660%, 02/20/29 (e)	5,097
4,000	Series 2016-1A, Class B, 4.570%, 02/20/29 (e)	4,153
7,400	Series 2016-1A, Class C, 6.000%, 02/20/29 (e)	7,603
6,535	Series 2016-2A, Class C, SUB, 5.670%, 03/20/28 (e)	6,649
	Oportun Funding II LLC,
4,738	Series 2016-A, Class A, 4.700%, 03/08/21 (e)	4,834
1,622	Series 2016-A, Class B, 6.410%, 03/08/21 (e)	1,662
	Oportun Funding III LLC,
4,000	Series 2016-B, Class A, 3.690%, 07/08/21 (e)	4,026
2,394	Series 2016-B, Class B, 5.160%, 07/08/21 (e)	2,441
2,171	Oportun Funding IV LLC, Series 2016-C, Class B, 4.850%, 11/08/21 (e)	2,155
140	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	139
4,452	Prestige Auto Receivables Trust, Series 2016-2A, Class D, 3.910%, 11/15/22 (e)	4,478
	Progress Residential Trust,
10,721	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	10,760
5,000	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	5,003
3,602	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	3,634
3,154	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	3,252
5,580	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	5,848
2,012	Series 2016-SFR1, Class C, VAR, 3.443%, 09/17/33 (e)	2,045
6,147	Series 2016-SFR1, Class E, VAR, 4.793%, 09/17/33 (e)	6,378
5,894	Prosper Marketplace Issuance Trust, Series 2017-1A, Class A, 2.560%, 06/15/23 (e)	5,923
	Purchasing Power Funding LLC,
9,400	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	9,432
1,030	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	1,041
7,298	Series 2016-A, VAR, 4.540%, 02/27/19	7,298
10,300	RCM Fund 1 Issuer LLC, Series 2017-1, Class A, 5.500%, 10/25/21 (e)	10,300
5,788	RCO Trust, Series 2016-SFR1, Class M1, VAR, 4.500%, 11/25/51 (e)	5,776
	Renew Financial Group LLC, (Cayman Islands),
3,457	Series 2017-1A, Class A, 3.670%, 09/20/52 (e)	3,500
4,599	Series 2017-1A, Class B, 5.750%, 09/20/52 (e)	4,600
14,780	Rice Park Financing Trust, Series 2016-A, Class A, 4.625%, 10/31/41 (e)	14,780
	Santander Drive Auto Receivables Trust,
9,699	Series 2017-1, Class B, 2.100%, 06/15/21	9,711
7,916	Series 2017-1, Class C, 2.580%, 05/16/22	7,938
10,148	Series 2017-1, Class D, 3.170%, 04/17/23	10,155
232	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.414%, 01/25/36	184
1,840	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.850%, 01/18/22 (e)	1,842
1,700	SNAAC Auto Receivables Trust, Series 2014-1A, Class E, 4.580%, 04/15/21 (e)	1,696
2,812	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.090%, 10/27/25 (e)	2,839
1,320	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 1.062%, 06/25/37	875
	Springleaf Funding Trust,
5,808	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	5,862
5,800	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	5,922
14,000	Series 2016-AA, Class C, 4.720%, 11/15/29 (e)	13,975
9,290	Spruce ABS Trust, Series 2016-E1, Class B, 6.900%, 06/15/28 (e)	9,379
5	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, VAR, 1.114%, 06/25/37	5
4,678	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	4,696

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
4,195	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class B, VAR, 3.244%, 10/15/21 (e)	4,194
	Tricolor Auto Securitization Trust,
7,303	Series 2017-1, Class A, 5.090%, 05/15/20 (e)	7,309
10,190	Series 2017-1, Class B, 9.600%, 08/15/22 (e)	10,213
3,083	Tricon American Homes Trust, Series 2016-SFR1, Class C, 3.487%, 11/17/33 (e)	3,069
	UAL Pass-Through Trust,
1,116	Series 2007-1, 6.636%, 07/02/22	1,201
381	Series 2007-1B, 7.336%, 07/02/19	400
3,106	Union Pacific Railroad Co. Pass-Through Trust, Series 2015-1, 2.695%, 05/12/27	3,002
304	Unipac IX LLC, 13.000%, 12/31/20	292
	United Airlines Pass-Through Trust,
175	Series 2013-1, Class A, 4.300%, 08/15/25	186
348	Series 2016-1, Class A, 3.450%, 07/07/28	350
336	Series 2016-1, Class AA, 3.100%, 07/07/28	334
	United Auto Credit Securitization Trust,
6,000	Series 2016-1, Class D, 4.680%, 07/15/20 (e)	6,074
3,750	Series 2016-1, Class E, 7.100%, 05/16/22 (e)	3,820
3,000	Series 2016-2, Class E, 5.500%, 01/10/23 (e)	3,016
840	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/21	875
	US Residential Opportunity Fund III Trust,
3,195	Series 2016-1III, Class A, SUB, 3.475%, 07/27/36 (e)	3,221
12,249	Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	12,188
7,543	Verizon Owner Trust, Series 2016-2A, Class A, 1.680%, 05/20/21 (e)	7,545
9,300	VM DEBT LLC, Series 2017-1, Class A, 6.500%, 10/02/24 (e)	9,300
27,057	VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	27,149
10,091	VOLT LI LLC, Series 2016-NP11, Class A1, SUB, 3.500%, 10/25/46 (e)	10,116
17,050	VOLT LII LLC, Series 2016-NP12, Class A1, SUB, 3.625%, 11/26/46 (e)	17,134
6,886	VOLT LIII LLC, Series 2016-NP13, Class A1, SUB, 3.875%, 12/26/46 (e)	6,911
	VOLT LIV LLC,
5,042	Series 2017-NPL1, Class A1, SUB, 3.625%, 02/25/47 (e)	5,053
6,000	Series 2017-NPL1, Class A2, SUB, 6.000%, 02/25/47 (e)	6,081
4,105	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.250%, 05/25/47 (e)	4,105
5,189	VOLT LV LLC, Series 2017-NPL2, Class A1, SUB, 3.500%, 03/25/47 (e)	5,194
8,333	VOLT LVI LLC, Series 2017-NPL3, Class A1, SUB, 3.500%, 03/25/47 (e)	8,333
8,707	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.375%, 04/25/47 (e)	8,706
12,073	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.375%, 05/28/47 (e)	12,074
766	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	767
5,448	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	5,494
4,712	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	4,746
4,019	VOLT XLVIII LLC, Series 2016-NPL8, Class A1, SUB, 3.500%, 07/25/46 (e)	4,035
17,745	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	17,745
2,946	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	2,957
4,683	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	4,692
5,696	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	5,718
14,474	VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	14,517
	Westgate Resorts LLC,
1,088	Series 2014-1A, Class C, 5.500%, 12/20/26 (e)	1,097
2,965	Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	2,978
	Westlake Automobile Receivables Trust,
2,321	Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,328
3,260	Series 2016-1A, Class E, 6.520%, 06/15/22 (e)	3,372
3,937	Series 2016-2A, Class C, 2.830%, 05/17/21 (e)	3,964
2,402	Series 2017-1A, Class D, 3.460%, 10/17/22 (e)	2,416
4,750	Series 2017-1A, Class E, 5.050%, 08/15/24 (e)	4,781

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued

		Total Asset-Backed Securities (Cost $1,445,541)	1,449,656

Collateralized Mortgage Obligations — 7.8%
2,614		Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	2,617
91		Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 1.254%, 09/25/35	90
		Alternative Loan Trust,
61		Series 2003-J3, Class 2A1, 6.250%, 12/25/33	62
839		Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	864
413		Series 2005-23CB, Class A2, 5.500%, 07/25/35	387
2,089		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,925
718		Series 2005-86CB, Class A11, 5.500%, 02/25/36	616
42		Series 2005-J6, Class 2A1, 5.500%, 07/25/25	42
203		Series 2006-26CB, Class A9, 6.500%, 09/25/36	172
82		American General Mortgage Loan Trust, Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	84
		Angel Oak Mortgage Trust LLC,
2,552		Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	2,557
800		Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	798
1,581		Series 2017-1, Class A3, VAR, 3.644%, 01/25/47 (e)	1,588
		Banc of America Alternative Loan Trust,
408		Series 2004-1, Class 1A1, 6.000%, 02/25/34	433
91		Series 2004-6, Class 4A1, 5.000%, 07/25/19	91
		Banc of America Funding Trust,
1,500		Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,505
89		Series 2005-7, Class 30PO, PO, 11/25/35	70
506		Series 2005-E, Class 4A1, VAR, 3.134%, 03/20/35	511
		Banc of America Mortgage Trust,
64		Series 2004-2, Class 2A4, 5.500%, 03/25/34	63
69		Series 2004-5, Class 3A3, 5.000%, 06/25/19	69
17		Series 2004-5, Class 4A1, 4.750%, 06/25/19	17
–	(h)	Series 2004-11, Class 15PO, PO, 01/25/20	—	(h)
214		Series 2004-F, Class 1A1, VAR, 3.174%, 07/25/34	218
233		Series 2005-1, Class 1A17, 5.500%, 02/25/35	229
91		Series 2005-1, Class 2A1, 5.000%, 02/25/20	92
16		Series 2005-1, Class 15PO, PO, 02/25/20	15
17		Series 2005-10, Class 15PO, PO, 11/25/20	16
15		Series 2005-11, Class 15PO, PO, 12/25/20	15
		BCAP LLC Trust,
54		Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	55
188		Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	188
137		Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 3.008%, 10/25/33	135
2		Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.274%, 03/25/31	2
1,711		Chase Mortgage Finance Trust, Series 2007-A2, Class 2A1, VAR, 3.175%, 07/25/37	1,708
		CHL Mortgage Pass-Through Trust,
221		Series 2004-3, Class A25, 5.750%, 04/25/34	217
300		Series 2004-5, Class 2A9, 5.250%, 05/25/34	301
101		Series 2004-8, Class 2A1, 4.500%, 06/25/19	102
65		Series 2004-J1, Class 2A1, 4.750%, 01/25/19	65
426		Series 2004-J7, Class 2A2, 4.500%, 08/25/19	430
523		Series 2005-22, Class 2A1, VAR, 3.219%, 11/25/35	449
41		Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	42
1,212		Citigroup Mortgage Loan Trust, Series 2009-3, Class 5A2, 6.000%, 02/25/37 (e)	1,267
		Citigroup Mortgage Loan Trust, Inc.,
3		Series 2003-UST1, Class PO3, PO, 12/25/18	2
120		Series 2004-HYB4, Class AA, VAR, 1.354%, 12/25/34	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
169		Series 2004-UST1, Class A3, VAR, 2.953%, 08/25/34	169
		Credit Suisse First Boston Mortgage Securities Corp.,
51		Series 2003-29, Class 8A1, 6.000%, 11/25/18	51
452		Series 2004-4, Class 5A4, IF, IO, 6.526%, 08/25/34	16
257		Series 2005-1, Class 1A16, 5.500%, 02/25/35	260
40		Series 2005-7, Class 5A1, 4.750%, 08/25/20	40
448		Series 2005-10, Class 6A13, 5.500%, 11/25/35	371
266		Series 2005-10, Class 10A4, 6.000%, 11/25/35	153
25		Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	25
810		CSMC, Series 2010-11R, Class A6, VAR, 1.983%, 06/28/47 (e)	807
		CVS Pass-Through Trust,
413		5.773%, 01/10/33 (e)	469
327		8.353%, 07/10/31 (e)	424
51		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	41
260		DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	261
13,930		FHLMC, Series KJ13, Class A2, 2.864%, 08/25/22	14,366
		FHLMC - GNMA,
60		Series 23, Class KZ, 6.500%, 11/25/23	65
404		Series 24, Class J, 6.250%, 11/25/23	438
68		Series 31, Class Z, 8.000%, 04/25/24	75
		FHLMC REMIC,
2		Series 38, Class D, 9.500%, 05/15/20	3
1		Series 81, Class A, 8.125%, 11/15/20	1
2		Series 84, Class F, 9.200%, 10/15/20	2
1		Series 109, Class I, 9.100%, 01/15/21	1
–	(h)	Series 198, Class Z, 8.500%, 09/15/22	—	(h)
38		Series 1316, Class Z, 8.000%, 06/15/22	42
12		Series 1343, Class LB, 7.500%, 08/15/22	13
–	(h)	Series 1351, Class TF, HB, 1,010.000%, 08/15/22	5
25		Series 1456, Class Z, 7.500%, 01/15/23	27
178		Series 1543, Class VN, 7.000%, 07/15/23	195
161		Series 1577, Class PV, 6.500%, 09/15/23	176
295		Series 1608, Class L, 6.500%, 09/15/23	327
293		Series 1611, Class Z, 6.500%, 11/15/23	321
250		Series 1628, Class LZ, 6.500%, 12/15/23	270
117		Series 1630, Class PK, 6.000%, 11/15/23	127
327		Series 1671, Class I, 7.000%, 02/15/24	350
16		Series 1671, Class QC, IF, 10.000%, 02/15/24	22
25		Series 1695, Class G, HB, IF, 28.776%, 03/15/24	38
16		Series 1710, Class GB, HB, IF, 43.355%, 04/15/24	28
62		Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	13
33		Series 2022, Class PE, 6.500%, 01/15/28	37
238		Series 2033, Class K, 6.050%, 08/15/23	257
186		Series 2036, Class PG, 6.500%, 01/15/28	208
34		Series 2089, Class PJ, IO, 7.000%, 10/15/28	4
577		Series 2091, Class PG, 6.000%, 11/15/28	632
130		Series 2116, Class ZA, 6.000%, 01/15/29	145
36		Series 2148, Class ZA, 6.000%, 04/15/29	41
113		Series 2201, Class C, 8.000%, 11/15/29	131
25		Series 2261, Class ZY, 7.500%, 10/15/30	29
221		Series 2293, Class ZA, 6.000%, 03/15/31	253
31		Series 2310, Class Z, 6.000%, 04/15/31	35
15		Series 2313, Class LA, 6.500%, 05/15/31	17
109		Series 2325, Class JO, PO, 06/15/31	100
315		Series 2330, Class PE, 6.500%, 06/15/31	347
300		Series 2410, Class QB, 6.250%, 02/15/32	355
1,020		Series 2427, Class GE, 6.000%, 03/15/32	1,163
831		Series 2430, Class WF, 6.500%, 03/15/32	946
171		Series 2466, Class DH, 6.500%, 06/15/32	191
567		Series 2530, Class SK, IF, IO, 7.106%, 06/15/29	117
57		Series 2534, Class SI, IF, 18.474%, 02/15/32	87
442		Series 2543, Class YX, 6.000%, 12/15/32	497
293		Series 2557, Class HL, 5.300%, 01/15/33	324
523		Series 2586, Class IO, IO, 6.500%, 03/15/33	58
138		Series 2594, Class IV, IO, 7.000%, 03/15/32	17
329		Series 2610, Class UI, IO, 6.500%, 05/15/33	74
131		Series 2636, Class Z, 4.500%, 06/15/18	132
32		Series 2643, Class SA, HB, IF, 39.036%, 03/15/32	64

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
5	Series 2650, Class PO, PO, 12/15/32	5
12	Series 2650, Class SO, PO, 12/15/32	12
187	Series 2656, Class AC, 6.000%, 08/15/33	211
109	Series 2656, Class PE, 4.500%, 07/15/18	110
476	Series 2699, Class W, 5.500%, 11/15/33	513
627	Series 2733, Class SB, IF, 7.115%, 10/15/33	695
211	Series 2756, Class NA, 5.000%, 02/15/24	225
60	Series 2764, Class S, IF, 11.469%, 07/15/33	73
401	Series 2845, Class QH, 5.000%, 08/15/34	439
329	Series 2864, Class NS, IF, IO, 6.106%, 09/15/34	22
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,663
41	Series 2980, Class QB, 6.500%, 05/15/35	47
376	Series 2989, Class TG, 5.000%, 06/15/25	404
69	Series 2990, Class SL, HB, IF, 20.847%, 06/15/34	90
584	Series 2994, Class SC, IF, IO, 4.606%, 02/15/33	10
184	Series 2995, Class FT, VAR, 1.162%, 05/15/29	183
665	Series 3005, Class ED, 5.000%, 07/15/25	711
23	Series 3005, Class PV, IF, 11.295%, 10/15/33	27
403	Series 3031, Class BN, IF, 18.260%, 08/15/35	694
43	Series 3059, Class B, 5.000%, 02/15/35	44
19	Series 3064, Class OG, 5.500%, 06/15/34	19
1	Series 3068, Class AO, PO, 01/15/35	1
211	Series 3117, Class EO, PO, 02/15/36	187
68	Series 3134, Class PO, PO, 03/15/36	62
77	Series 3138, Class PO, PO, 04/15/36	68
387	Series 3152, Class MO, PO, 03/15/36	343
486	Series 3184, Class YO, PO, 03/15/36	448
1,896	Series 3187, Class Z, 5.000%, 07/15/36	2,090
455	Series 3201, Class IN, IF, IO, 5.256%, 08/15/36	57
1,533	Series 3202, Class HI, IF, IO, 5.656%, 08/15/36	284
236	Series 3274, Class B, 6.000%, 02/15/37	250
137	Series 3292, Class DO, PO, 03/15/37	128
544	Series 3305, Class IW, IF, IO, 5.538%, 04/15/37	80
38	Series 3306, Class TB, IF, 3.744%, 04/15/37	40
33	Series 3306, Class TC, IF, 3.204%, 04/15/37	35
86	Series 3331, Class PO, PO, 06/15/37	79
157	Series 3383, Class OP, PO, 11/15/37	147
2,779	Series 3409, Class DB, 6.000%, 01/15/38	3,068
172	Series 3531, Class SM, IF, IO, 5.106%, 05/15/39	16
44	Series 3542, Class TN, IF, 6.000%, 07/15/36	51
194	Series 3546, Class A, VAR, 2.727%, 02/15/39	200
303	Series 3572, Class JS, IF, IO, 5.888%, 09/15/39	43
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,220
1,048	Series 3609, Class SA, IF, IO, 5.428%, 12/15/39	183
443	Series 3610, Class CA, 4.500%, 12/15/39	482
115	Series 3611, Class PO, PO, 07/15/34	102
1,142	Series 3648, Class CY, 4.500%, 03/15/30	1,234
252	Series 3653, Class HJ, 5.000%, 04/15/40	277
4,240	Series 3677, Class PB, 4.500%, 05/15/40	4,544
465	Series 3737, Class DG, 5.000%, 10/15/30	505
299	Series 3747, Class HI, IO, 4.500%, 07/15/37	8
443	Series 3827, Class BD, 4.000%, 08/15/39	458
566	Series 3852, Class TP, IF, 5.500%, 05/15/41	623
383	Series 3855, Class AM, 6.500%, 11/15/36	432
284	Series 3890, Class ET, 5.500%, 11/15/23	304
2,909	Series 4030, Class IL, IO, 3.500%, 04/15/27	279
4,000	Series 4060, Class TB, 2.500%, 06/15/27	3,888
7,382	Series 4146, Class KI, IO, 3.000%, 12/15/32	956
6,650	Series 4374, Class NC, SUB, 2.750%, 02/15/46	6,917
	FHLMC STRIPS,
224	Series 186, Class PO, PO, 08/01/27	208
6,681	Series 262, Class 35, 3.500%, 07/15/42	6,964
2,478	Series 279, Class 35, 3.500%, 09/15/42	2,570
7,978	Series 323, Class 300, 3.000%, 01/15/44	8,036
6,467	Series 334, Class 300, 3.000%, 08/15/44	6,519
580	FHLMC Structured Pass-Through Securities Certificates, Series T-76, Class 2A, VAR, 1.845%, 10/25/37	596
	FHLMC, Multifamily Structured Pass-Through Certificates,
15,000	Series K037, Class A2, 3.490%, 01/25/24	16,006
3,429	Series K038, Class A2, 3.389%, 03/25/24	3,642

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
13,500		Series K048, Class A2, VAR, 3.284%, 06/25/25	14,205
3,791		Series K052, Class A2, 3.151%, 11/25/25	3,946
10,012		Series K061, Class AM, VAR, 3.439%, 11/25/26	10,514
8,843		Series K152, Class A2, 3.080%, 01/25/31	8,867
25,000		Series KJ06, Class A, 2.272%, 01/25/23	25,106
20,000		Series KJ07, Class A2, 2.312%, 12/25/22	19,843
5,555		Series KJ08, Class A2, 2.356%, 08/25/22	5,603
5,121		Series KJ09, Class A2, 2.838%, 09/25/22	5,282
10,080		Series KS06, Class A2, 2.720%, 07/25/26	10,066
21,600		Series KS07, Class A2, 2.735%, 09/25/25	21,679
478		First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, VAR, 2.996%, 09/25/34	468
		First Horizon Mortgage Pass-Through Trust,
345		Series 2004-AR6, Class 2A1, VAR, 3.019%, 12/25/34	347
144		Series 2004-AR7, Class 2A2, VAR, 2.906%, 02/25/35	143
		FNMA Grantor Trust,
21,019		Series 2001-T12, Class IO, IO, VAR, 0.549%, 08/25/41	425
472		Series 2002-T4, Class A2, 7.000%, 12/25/41	549
859		Series 2002-T4, Class A4, 9.500%, 12/25/41	1,014
43,104		Series 2002-T4, Class IO, IO, VAR, 0.406%, 12/25/41	301
775		Series 2002-T16, Class A2, 7.000%, 07/25/42	909
641		Series 2002-T19, Class A1, 6.500%, 07/25/42	739
416		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	474
289		Series 2004-T2, Class 1A3, 7.000%, 11/25/43	341
346		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	408
5,962		Series 2004-T3, Class 1IO4, IO, VAR, 0.577%, 02/25/44	64
		FNMA REMIC,
–	(h)	Series 1988-13, Class C, 9.300%, 05/25/18	—	(h)
9		Series 1989-72, Class E, 9.350%, 10/25/19	10
1		Series 1989-98, Class H, 11.500%, 12/25/19	1
1		Series 1990-1, Class D, 8.800%, 01/25/20	2
1		Series 1990-110, Class H, 8.750%, 09/25/20	1
1		Series 1990-117, Class E, 8.950%, 10/25/20	1
19		Series 1991-141, Class PZ, 8.000%, 10/25/21	21
8		Series 1992-31, Class M, 7.750%, 03/25/22	9
10		Series 1992-79, Class Z, 9.000%, 06/25/22	11
9		Series 1992-101, Class J, 7.500%, 06/25/22	10
108		Series 1992-200, Class SK, HB, IF, 24.327%, 11/25/22	150
8		Series 1993-23, Class PZ, 7.500%, 03/25/23	9
62		Series 1993-56, Class PZ, 7.000%, 05/25/23	68
34		Series 1993-60, Class Z, 7.000%, 05/25/23	37
63		Series 1993-79, Class PL, 7.000%, 06/25/23	68
120		Series 1993-141, Class Z, 7.000%, 08/25/23	131
56		Series 1993-149, Class M, 7.000%, 08/25/23	62
128		Series 1993-160, Class ZA, 6.500%, 09/25/23	137
21		Series 1993-165, Class SA, IF, 17.229%, 09/25/23	28
2		Series 1993-205, Class H, PO, 09/25/23	2
19		Series 1993-247, Class SM, HB, IF, 28.216%, 12/25/23	26
22		Series 1993-255, Class E, 7.100%, 12/25/23	24
190		Series 1994-29, Class Z, 6.500%, 02/25/24	209
31		Series 1994-65, Class PK, PO, 04/25/24	29
123		Series 1995-4, Class Z, 7.500%, 10/25/22	134
415		Series 1995-19, Class Z, 6.500%, 11/25/23	461
37		Series 1997-11, Class E, 7.000%, 03/18/27	42
162		Series 1997-20, Class D, 7.000%, 03/17/27	181
17		Series 1997-27, Class J, 7.500%, 04/18/27	20
328		Series 1997-37, Class SM, IF, IO, 6.976%, 12/25/22	29

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
248	Series 1997-42, Class EG, 8.000%, 07/18/27	287
187	Series 1997-63, Class ZA, 6.500%, 09/18/27	207
179	Series 1998-66, Class FB, VAR, 1.332%, 12/25/28	180
365	Series 1999-47, Class JZ, 8.000%, 09/18/29	430
165	Series 2000-8, Class Z, 7.500%, 02/20/30	195
109	Series 2001-4, Class PC, 7.000%, 03/25/21	115
176	Series 2001-14, Class Z, 6.000%, 05/25/31	194
227	Series 2001-16, Class Z, 6.000%, 05/25/31	259
197	Series 2001-36, Class ST, IF, IO, 7.518%, 11/25/30	46
517	Series 2001-72, Class SB, IF, IO, 6.476%, 12/25/31	104
1,006	Series 2001-81, Class HE, 6.500%, 01/25/32	1,162
84	Series 2002-19, Class SC, IF, 12.435%, 03/17/32	108
1,098	Series 2002-56, Class PE, 6.000%, 09/25/32	1,253
6	Series 2002-63, Class KC, 5.000%, 10/25/17	6
3	Series 2002-73, Class AN, 5.000%, 11/25/17	3
785	Series 2002-86, Class PG, 6.000%, 12/25/32	897
34	Series 2003-14, Class EH, IF, IO, 6.576%, 03/25/18	1
426	Series 2003-17, Class EQ, 5.500%, 03/25/23	461
31	Series 2003-18, Class GT, 5.000%, 03/25/18	31
481	Series 2003-22, Class Z, 6.000%, 04/25/33	524
2,503	Series 2003-25, Class KP, 5.000%, 04/25/33	2,767
641	Series 2003-47, Class PE, 5.750%, 06/25/33	722
43	Series 2003-64, Class KS, IF, 8.292%, 07/25/18	44
45	Series 2003-64, Class SX, IF, 11.293%, 07/25/33	55
12	Series 2003-91, Class SD, IF, 10.849%, 09/25/33	14
216	Series 2004-72, Class F, VAR, 1.524%, 09/25/34	215
3,000	Series 2005-19, Class PB, 5.500%, 03/25/35	3,506
23	Series 2005-42, Class PS, IF, 14.524%, 05/25/35	28
24	Series 2005-51, Class MO, PO, 06/25/35	24
1,279	Series 2005-53, Class CS, IF, IO, 5.718%, 06/25/35	141
144	Series 2005-65, Class KO, PO, 08/25/35	124
661	Series 2005-72, Class WS, IF, IO, 5.726%, 08/25/35	92
273	Series 2005-84, Class XM, 5.750%, 10/25/35	304
110	Series 2005-90, Class ES, IF, 14.421%, 10/25/35	140
401	Series 2005-97, Class B, 5.500%, 11/25/35	407
113	Series 2005-106, Class US, HB, IF, 20.935%, 11/25/35	167
441	Series 2006-9, Class KZ, 6.000%, 03/25/36	498
454	Series 2006-20, Class IB, IF, IO, 5.566%, 04/25/36	73
251	Series 2006-22, Class AO, PO, 04/25/36	220
1,431	Series 2006-27, Class OB, PO, 04/25/36	1,234
135	Series 2006-27, Class OH, PO, 04/25/36	123
42	Series 2006-59, Class QO, PO, 01/25/33	41
23	Series 2006-61, Class AP, 6.000%, 08/25/35	23
569	Series 2006-77, Class PC, 6.500%, 08/25/36	645
243	Series 2006-110, Class PO, PO, 11/25/36	218
204	Series 2006-128, Class PO, PO, 01/25/37	183
174	Series 2007-10, Class Z, 6.000%, 02/25/37	194
165	Series 2007-22, Class SC, IF, IO, 5.098%, 03/25/37	19
7,319	Series 2007-54, Class IB, IF, IO, 5.386%, 06/25/37	1,317
79	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	11
239	Series 2007-71, Class GZ, 6.000%, 07/25/47	263
3,667	Series 2007-109, Class YI, IF, IO, 5.468%, 12/25/37	473
1,283	Series 2008-62, Class SM, IF, IO, 5.209%, 07/25/38	213

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
1,461	Series 2008-91, Class SI, IF, IO, 4.976%, 03/25/38	165
210	Series 2008-93, Class AM, 5.500%, 06/25/37	220
12	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	—	(h)
96	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	3
260	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	10
664	Series 2009-29, Class LA, VAR, 1.391%, 05/25/39	621
531	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	104
1,513	Series 2009-89, Class A1, 5.410%, 05/25/35	1,567
886	Series 2009-112, Class ST, IF, IO, 5.259%, 01/25/40	144
582	Series 2009-112, Class SW, IF, IO, 5.226%, 01/25/40	92
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,546
1,188	Series 2010-35, Class SB, IF, IO, 5.438%, 04/25/40	182
126	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	3
434	Series 2010-49, Class SC, IF, 10.679%, 03/25/40	526
1,429	Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	248
88	Series 2010-111, Class AE, 5.500%, 04/25/38	90
3,142	Series 2010-129, Class PZ, 4.500%, 11/25/40	3,183
430	Series 2011-19, Class ZY, 6.500%, 07/25/36	499
564	Series 2011-22, Class MA, 6.500%, 04/25/38	607
11,439	Series 2011-126, Class KB, 4.000%, 12/25/41	12,320
4,074	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	472
8,574	Series 2012-148, Class IE, IO, 3.000%, 01/25/33	1,232
13,203	Series 2013-13, Class IK, IO, 2.500%, 03/25/28	1,063
24,458	Series 2016-33, Class JA, 3.000%, 07/25/45	25,123
18,323	Series 2016-38, Class NA, 3.000%, 01/25/46	18,864
9	Series G-29, Class O, 8.500%, 09/25/21	9
2	Series G92-30, Class Z, 7.000%, 06/25/22	3
11	Series G92-62, Class B, PO, 10/25/22	10
	FNMA REMIC Trust,
350	Series 2001-W3, Class A, VAR, 6.474%, 09/25/41	385
8,188	Series 2002-W7, Class IO1, IO, VAR, 0.898%, 06/25/29	238
3,506	Series 2002-W10, Class IO, IO, VAR, 0.915%, 08/25/42	90
145	Series 2003-W4, Class 2A, VAR, 6.161%, 10/25/42	172
149	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	151
18,716	Series 2004-W11, Class 1IO1, IO, VAR, 0.362%, 05/25/44	253
	FNMA STRIPS,
987	Series 203, Class 2, IO, 8.000%, 02/25/23	154
164	Series 266, Class 2, IO, 7.500%, 08/25/24	27
1,073	Series 313, Class 1, PO, 06/25/31	899
82	Series 348, Class 30, IO, 5.500%, 12/25/18	2
74	Series 348, Class 31, IO, VAR, 5.500%, 12/25/18	2
109	Series 356, Class 42, IO, 5.500%, 12/25/19	5
278	Series 380, Class S36, IO, VAR, 6.876%, 07/25/37	55
168	Series 383, Class 68, IO, 6.500%, 09/25/37	35
248	Series 383, Class 69, IO, VAR, 6.500%, 10/25/37	52
93	Series 383, Class 86, IO, VAR, 7.000%, 09/25/37	22
	FNMA Trust,
18	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	20
225	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	249
336	Series 2004-W2, Class 1A, 6.000%, 02/25/44	382
102	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	119
253	Series 2004-W8, Class 3A, 7.500%, 06/25/44	298
551	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	624

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
402	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	458
	FREMF Mortgage Trust,
4,156	Series 2013-K25, Class C, VAR, 3.619%, 11/25/45 (e)	4,173
4,750	Series 2014-K38, Class C, VAR, 4.635%, 06/25/47 (e)	4,908
7,000	Series 2014-K39, Class C, VAR, 4.156%, 08/25/47 (e)	7,001
11,160	Series 2014-K40, Class C, VAR, 4.072%, 11/25/47 (e)	11,104
8,920	Series 2015-K45, Class B, VAR, 3.591%, 04/25/48 (e)	8,925
3,545	Series 2015-K46, Class C, VAR, 3.695%, 04/25/48 (e)	3,351
16,085	Series 2015-K48, Class B, VAR, 3.636%, 08/25/48 (e)	16,205
2,750	Series 2015-K51, Class B, VAR, 3.953%, 10/25/48 (e)	2,829
4,000	Series 2015-K718, Class C, VAR, 3.668%, 02/25/22 (e)	3,756
11,227	Series 2015-K720, Class B, VAR, 3.389%, 07/25/22 (e)	11,305
11,500	Series 2015-K720, Class C, VAR, 3.389%, 07/25/22 (e)	10,545
2,585	Series 2015-K721, Class B, VAR, 3.565%, 11/25/47 (e)	2,620
10,000	Series 2016-K55, Class B, VAR, 4.160%, 04/25/49 (e)	10,415
2,049	Series 2016-K56, Class B, VAR, 3.938%, 06/25/49 (e)	2,068
4,714	Series 2016-K59, Class B, VAR, 3.575%, 11/25/49 (e)	4,631
8,010	Series 2016-K722, Class B, VAR, 3.835%, 07/25/49 (e)	8,213
11,895	Series 2017-K63, Class B, VAR, 3.872%, 02/25/50 (e)	11,733
	GMACM Mortgage Loan Trust,
106	Series 2003-J10, Class A1, 4.750%, 01/25/19	106
225	Series 2005-AR3, Class 3A4, VAR, 3.594%, 06/19/35	220
	GNMA,
66	Series 1997-7, Class ZA, 9.000%, 05/16/27	79
133	Series 2000-9, Class Z, 8.000%, 06/20/30	157
1,128	Series 2002-4, Class TD, 7.000%, 01/20/32	1,297
649	Series 2002-13, Class QA, IF, IO, 7.056%, 02/16/32	128
19	Series 2002-47, Class HM, 6.000%, 07/16/32	21
942	Series 2002-84, Class PH, 6.000%, 11/16/32	1,078
955	Series 2003-18, Class PG, 5.500%, 03/20/33	1,081
108	Series 2003-52, Class SB, IF, 9.810%, 06/16/33	131
1,692	Series 2003-101, Class SK, IF, IO, 5.566%, 10/17/33	299
239	Series 2004-2, Class SA, IF, 17.657%, 01/16/34	385
3,754	Series 2004-19, Class KE, 5.000%, 03/16/34	4,149
17	Series 2004-73, Class AE, IF, 12.808%, 08/17/34	20
899	Series 2004-86, Class SP, IF, IO, 5.090%, 09/20/34	108
677	Series 2004-90, Class SI, IF, IO, 5.090%, 10/20/34	98
1,459	Series 2004-105, Class SN, IF, IO, 5.090%, 12/20/34	183
111	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	25
904	Series 2006-23, Class S, IF, IO, 5.490%, 01/20/36	46
1,146	Series 2006-26, Class S, IF, IO, 5.490%, 06/20/36	233
330	Series 2006-33, Class PK, 6.000%, 07/20/36	379
1,695	Series 2007-7, Class EI, IF, IO, 5.190%, 02/20/37	270
886	Series 2007-9, Class CI, IF, IO, 5.190%, 03/20/37	166
1,240	Series 2007-16, Class KU, IF, IO, 5.640%, 04/20/37	214
115	Series 2007-17, Class JO, PO, 04/16/37	102
1,066	Series 2007-22, Class PK, 5.500%, 04/20/37	1,232
1,649	Series 2007-24, Class SA, IF, IO, 5.500%, 05/20/37	305
385	Series 2007-26, Class SC, IF, IO, 5.207%, 05/20/37	63
331	Series 2007-67, Class SI, IF, IO, 5.517%, 11/20/37	51
65	Series 2008-29, Class PO, PO, 02/17/33	62
226	Series 2008-34, Class OC, PO, 06/20/37	185
604	Series 2008-40, Class PS, IF, IO, 5.506%, 05/16/38	87

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
1,226	Series 2008-40, Class SA, IF, IO, 5.406%, 05/16/38	213
13	Series 2008-43, Class NA, 5.500%, 11/20/37	13
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,825
2,455	Series 2008-50, Class SA, IF, IO, 5.220%, 06/20/38	346
1,661	Series 2008-55, Class PL, 5.500%, 06/20/38	1,838
743	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	130
1,572	Series 2009-16, Class SJ, IF, IO, 5.822%, 05/20/37	295
680	Series 2009-72, Class SM, IF, IO, 5.258%, 08/16/39	111
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	67
810	Series 2009-77, Class CS, IF, IO, 6.006%, 06/16/38	76
281	Series 2009-79, Class OK, PO, 11/16/37	258
228	Series 2009-81, Class A, 5.750%, 09/20/36	255
681	Series 2009-106, Class XL, IF, IO, 5.740%, 06/20/37	76
612	Series 2010-4, Class SB, IF, IO, 5.506%, 08/16/39	42
51	Series 2010-14, Class QP, 6.000%, 12/20/39	52
434	Series 2010-31, Class SK, IF, IO, 5.090%, 11/20/34	64
671	Series 2010-157, Class OP, PO, 12/20/40	598
9,128	Series 2012-H11, Class FA, VAR, 1.480%, 02/20/62	9,187
2,291	Series 2012-H18, Class FA, VAR, 1.330%, 08/20/62	2,292
4,421	Series 2013-H04, Class BA, 1.650%, 02/20/63	4,408
7,433	Series 2013-H20, Class FB, VAR, 1.780%, 08/20/63	7,546
9,106	Series 2013-H23, Class FA, VAR, 2.080%, 09/20/63	9,348
3,130	Series 2014-60, Class W, VAR, 4.335%, 02/20/29	3,276
1,846	Series 2015-157, Class GA, 3.000%, 01/20/45	1,889
8,332	Series 2015-H02, Class HA, 2.500%, 01/20/65	8,221
10,679	Series 2015-H04, Class FL, VAR, 1.250%, 02/20/65	10,648
8,755	Series 2015-H23, Class FB, VAR, 1.300%, 09/20/65	8,746
7,550	Series 2015-H32, Class FH, VAR, 1.440%, 12/20/65	7,596
12,642	Series 2016-H16, Class FD, VAR, 1.615%, 06/20/66	12,746
7,861	Series 2016-H17, Class FC, VAR, 1.813%, 08/20/66	7,937
19,916	Series 2016-H23, Class F, VAR, 1.733%, 10/20/66	20,027
19,716	Series 2016-H26, Class FC, VAR, 1.983%, 12/20/66	20,105
33,829	Series 2017-H08, Class FC, VAR, 1.583%, 03/20/67	33,920
24,022	Series 2017-H08, Class XI, IO, VAR, 2.077%, 03/20/67	3,213
64,275	Series 2017-H11, Class XI, IO, VAR, 2.027%, 05/20/67	7,984
	GSR Mortgage Loan Trust,
159	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	163
217	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	223
213	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	227
138	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	142
41	Series 2005-5F, Class 8A1, VAR, 1.524%, 06/25/35	40
24	Series 2005-5F, Class 8A3, VAR, 1.491%, 06/25/35	23
186	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	176
1,491	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	1,486
	Impac CMB Trust,
723	Series 2004-10, Class 3A1, VAR, 1.691%, 03/25/35	658
448	Series 2004-10, Class 3A2, VAR, 1.824%, 03/25/35	389
11	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	11
	JP Morgan Mortgage Trust,
438	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	438
648	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	649

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
257	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	256
433	Series 2006-A2, Class 4A1, VAR, 3.178%, 08/25/34	436
315	Series 2006-A2, Class 5A3, VAR, 3.114%, 11/25/33	320
122	Series 2007-A1, Class 5A2, VAR, 3.422%, 07/25/35	124
97	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 3.113%, 04/21/34	100
	MASTR Alternative Loan Trust,
47	Series 2003-7, Class 4A3, 8.000%, 11/25/18	48
81	Series 2003-8, Class 3A1, 5.500%, 12/25/33	84
52	Series 2003-9, Class 5A1, 4.500%, 12/25/18	52
589	Series 2004-6, Class 6A1, 6.500%, 07/25/34	599
495	Series 2004-6, Class 7A1, 6.000%, 07/25/34	489
45	Series 2004-7, Class 3A1, 6.500%, 08/25/34	47
61	Series 2004-7, Class 30PO, PO, 08/25/34	50
94	Series 2004-8, Class 6A1, 5.500%, 09/25/19	95
130	Series 2004-10, Class 1A1, 4.500%, 09/25/19	130
47	Series 2004-11, Class 8A3, 5.500%, 10/25/19	48
10	Series 2005-1, Class 5A1, 5.500%, 01/25/20	10
	MASTR Asset Securitization Trust,
15	Series 2003-11, Class 3A1, 4.500%, 12/25/18	15
7	Series 2003-11, Class 10A1, 5.000%, 12/25/18	7
41	Series 2004-6, Class 3A1, 5.250%, 07/25/19	41
24	Series 2004-6, Class 4A1, 5.000%, 07/25/19	24
6	Series 2004-6, Class 15PO, PO, 07/25/19	6
9	Series 2004-8, Class PO, PO, 08/25/19	9
15	Series 2004-10, Class 1A1, 4.500%, 10/25/19	15
147	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	152
50	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	38
	Merrill Lynch Mortgage Investors Trust,
297	Series 2004-C, Class A2, VAR, 1.916%, 07/25/29	283
218	Series 2004-D, Class A3, VAR, 2.973%, 09/25/29	216
	Morgan Stanley Mortgage Loan Trust,
456	Series 2004-3, Class 4A, VAR, 5.671%, 04/25/34	480
210	Series 2004-7AR, Class 2A6, VAR, 3.219%, 09/25/34	215
	MortgageIT Trust,
2,567	Series 2004-2, Class A1, VAR, 1.764%, 12/25/34	2,524
173	Series 2005-1, Class 1A1, VAR, 1.631%, 02/25/35	168
179	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	175
106	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	107
1,348	Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-2, Class AI3, VAR, 1.344%, 04/25/35	1,343
314	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	317
220	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	230
	RALI Trust,
58	Series 2003-QS14, Class A1, 5.000%, 07/25/18	59
145	Series 2004-QS3, Class CB, 5.000%, 03/25/19	144
2,603	Series 2005-QS5, Class A4, 5.750%, 04/25/35	2,458
	Residential Asset Securitization Trust,
101	Series 2003-A8, Class A1, 3.750%, 10/25/18	101
152	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	127
	RFMSI Trust,
186	Series 2005-SA4, Class 1A1, VAR, 3.165%, 09/25/35	154
1,403	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	1,325
41	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	41
789	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 2.104%, 09/20/34	773

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Springleaf Mortgage Loan Trust,
2,084	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	2,086
5,050	Series 2013-2A, Class M2, VAR, 4.480%, 12/25/65 (e)	5,053
352	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A, VAR, 3.312%, 10/25/34	355
	Structured Asset Securities Corp.,
1,427	Series 2003-37A, Class 1A, VAR, 3.543%, 12/25/33	1,418
187	Series 2003-37A, Class 2A, VAR, 2.994%, 12/25/33	187
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
2,045	Series 2003-26A, Class 3A5, VAR, 3.269%, 09/25/33	2,005
239	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	243
114	Series 2004-7, Class 2A1, VAR, 5.500%, 05/25/24	116
	Vendee Mortgage Trust,
496	Series 1996-2, Class 1Z, 6.750%, 06/15/26	557
1,252	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,451
182	Series 1999-1, Class 2Z, 6.500%, 01/15/29	204
	WaMu Mortgage Pass-Through Certificates Trust,
11	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	12
311	Series 2003-AR8, Class A, VAR, 2.692%, 08/25/33	317
198	Series 2003-AR9, Class 1A6, VAR, 2.791%, 09/25/33	200
711	Series 2004-AR11, Class A, VAR, 2.821%, 10/25/34	710
87	Series 2004-AR3, Class A1, VAR, 3.130%, 06/25/34	88
803	Series 2004-AR3, Class A2, VAR, 2.971%, 06/25/34	814
77	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	77
81	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	83
748	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	775
91	Series 2005-AR2, Class 2A21, VAR, 1.354%, 01/25/45	89
823	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	771
444	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	482
	Wells Fargo Mortgage-Backed Securities Trust,
343	Series 2003-D, Class A1, VAR, 3.033%, 02/25/33	337
148	Series 2003-M, Class A1, VAR, 2.999%, 12/25/33	149
105	Series 2004-B, Class A1, VAR, 3.024%, 02/25/34	105
88	Series 2004-DD, Class 2A8, VAR, 3.107%, 01/25/35	90
120	Series 2004-EE, Class 3A1, VAR, 3.253%, 12/25/34	124
165	Series 2004-EE, Class 3A2, VAR, 3.253%, 12/25/34	171
353	Series 2004-K, Class 1A2, VAR, 3.112%, 07/25/34	355
41	Series 2004-Q, Class 1A3, VAR, 3.005%, 09/25/34	41
117	Series 2004-Q, Class 2A2, VAR, 3.011%, 09/25/34	116
528	Series 2004-U, Class A1, VAR, 3.257%, 10/25/34	527
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,184
535	Series 2005-AR16, Class 2A1, VAR, 3.182%, 02/25/34	545
2,571	Series 2005-AR3, Class 1A1, VAR, 3.094%, 03/25/35	2,628

	Total Collateralized Mortgage Obligations (Cost $711,473)	721,676

Commercial Mortgage-Backed Securities — 6.0%
	A10 Securitization LLC,
7,664	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	7,696
3,000	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	2,990
	A10 Term Asset Financing LLC,
1,000	Series 2013-2, Class D, 6.230%, 11/15/27 (e)	1,002
2,957	Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	2,941
2,342	Series 2014-1, Class C, 4.570%, 04/15/33 (e)	2,338

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
8,297	Access PT Funding Trust, Series 2016-1, 7.000%, 02/15/23	8,304
	BAMLL Commercial Mortgage Securities Trust,
2,985	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	3,052
8,400	Series 2016-FR14, Class A, VAR, 3.110%, 02/27/48 (e)	7,976
	BAMLL Re-REMIC Trust,
8,600	Series 2014-FRR4, Class BK29, PO, 04/27/23 (e)	5,486
5,619	Series 2014-FRR5, Class B502, PO, 03/27/45 (e)	5,488
12,000	Series 2014-FRR8, Class A, VAR, 2.232%, 11/26/47 (e)	9,392
17,245	Series 2015-FR11, Class A705, VAR, 1.849%, 09/27/44 (e)	16,827
16,500	Series 2016-FR13, Class A, VAR, 1.721%, 08/27/45 (e)	13,793
5,750	Series 2016-FR16, Class A, VAR, 1.008%, 05/27/21 (e)	5,064
66	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, VAR, 5.557%, 11/10/42	66
9,400	BBCCRE Trust, Series 2015-GTP, Class A, 3.966%, 08/10/33 (e)	9,688
	BB-UBS Trust,
12,692	Series 2012-SHOW, Class E, VAR, 4.026%, 11/05/36 (e)	12,514
972	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	962
	BCRR Trust,
21,000	Series 2014-FRR1, Class A716, PO, 08/26/47 (e)	17,285
14,335	Series 2014-FRR1, Class B716, PO, 08/26/47 (e)	10,299
5,700	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AMFL, VAR, 1.571%, 06/11/50 (e)	5,700
5,000	BWAY Mortgage Trust, Series 2013-1515, Class F, VAR, 3.927%, 03/10/33 (e)	4,903
14,558	Capmark Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 1.087%, 05/15/35	123
2,481	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.490%, 12/11/49 (e)	—	(h)
5,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, VAR, 5.945%, 12/15/47 (e)	5,341
	Commercial Mortgage Trust,
3,106	Series 2006-GG7, Class AM, VAR, 5.728%, 07/10/38	3,104
22,249	Series 2012-CR2, Class XA, IO, VAR, 1.844%, 08/15/45	1,567
7,000	Series 2013-CR9, Class D, VAR, 4.255%, 07/10/45 (e)	6,358
6,100	Series 2013-WWP, Class A2, 3.424%, 03/10/31 (e)	6,355
8,032	Series 2015-CR24, Class A5, 3.696%, 08/10/48	8,426
6,856	Series 2015-CR25, Class A4, 3.759%, 08/10/48	7,228
11,933	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 3.185%, 06/25/40 (e)	1,346
15,719	Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AX, IO, VAR, 0.110%, 01/15/49 (e)	—	(h)
12,304	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 08/15/48	12,938
15,200	CSMC OA LLC, Series 2014-USA, Class D, 4.373%, 09/15/37 (e)	14,277
12,067	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.320%, 07/10/44 (e)	399
69,369	FHLMC, Multifamily Structured Pass-Through Certificates, Series K708, Class X1, IO, VAR, 1.461%, 01/25/19	1,347
	FNMA - ACES,
714	Series 2011-M2, Class A2, 3.645%, 04/25/21	729
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,774
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	648
3,259	Series 2013-M7, Class A2, 2.280%, 12/27/22	3,281
8,935	Series 2014-M3, Class A2, VAR, 3.471%, 01/25/24	9,493
14,450	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	14,799
8,909	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	9,214
12,965	Series 2015-M1, Class A2, 2.532%, 09/25/24	13,000
20,469	Series 2015-M2, Class A3, VAR, 3.047%, 12/25/24	21,271
10,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	10,131

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
21,124	Series 2015-M5, Class A1, VAR, 2.869%, 03/25/25	21,605
12,398	Series 2015-M7, Class A2, 2.590%, 12/25/24	12,404
11,700	Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	11,957
8,528	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	8,731
1,808	Series 2015-M13, Class A2, VAR, 2.711%, 06/25/25	1,825
9,100	Series 2016-M6, Class A2, 2.488%, 05/25/26	8,916
10,328	Series 2016-M7, Class A2, 2.499%, 09/25/26	10,082
10,660	Series 2017-M1, Class A2, VAR, 2.417%, 10/25/26	10,359
17,000	Series 2017-M3, Class A2, VAR, 2.486%, 12/25/26	16,632
9,077	Series 2017-M5, Class A2, 3.303%, 04/25/29	9,317
13,084	FNMA Grantor Trust, Series 2017-T1, Class A, 2.898%, 06/25/27	13,127
17,000	FORT CRE LLC, Series 2016-1A, Class D, VAR, 6.827%, 05/21/36 (e)	17,246
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	460
5,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, VAR, 5.399%, 08/10/44 (e)	4,927
	JP Morgan Chase Commercial Mortgage Securities Trust,
25,409	Series 2005-CB11, Class X1, IO, VAR, 0.043%, 08/12/37 (e)	17
16,087	Series 2005-LDP5, Class X1, IO, VAR, 0.000%, 12/15/44 (e)	—	(h)
12,877	Series 2006-CB15, Class X1, IO, VAR, 0.475%, 06/12/43	16
1,441	Series 2006-LDP8, Class X, IO, VAR, 0.420%, 05/15/45	—	(h)
2,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	1,982
7,402	Series 2010-C2, Class XA, IO, VAR, 1.607%, 11/15/43 (e)	253
	JPMCC Re-REMIC Trust,
6,400	Series 2014-FRR1, Class A707, 4.347%, 01/27/47 (e)	6,321
10,922	Series 2014-FRR1, Class B702, 4.234%, 04/27/44 (e)	10,725
5,000	Series 2015-FRR2, Class AK36, VAR, 2.317%, 12/27/46 (e)	4,045
7,000	Series 2015-FRR2, Class AK39, VAR, 3.000%, 08/27/47 (e)	5,533
2,058	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	2,076
	ML-CFC Commercial Mortgage Trust,
5,213	Series 2006-4, Class XC, IO, VAR, 0.658%, 12/12/49 (e)	—	(h)
7,023	Series 2007-9, Class A4, 5.700%, 09/12/49	7,051
	Morgan Stanley Capital I Trust,
13,557	Series 2007-HQ11, Class X, IO, VAR, 0.307%, 02/12/44 (e)	17
611	Series 2011-C3, Class A3, 4.054%, 07/15/49	634
	Morgan Stanley Re-REMIC Trust,
886	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	883
64	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	64
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,393
	PFP Ltd., (Cayman Islands),
3,451	Series 2015-2, Class D, VAR, 4.992%, 07/14/34 (e)	3,393
6,500	Series 2017-3, Class D, VAR, 4.489%, 01/14/35 (e)	6,534
1,885	RAIT Trust, Series 2015-FL5, Class B, VAR, 4.889%, 01/15/31 (e)	1,889
	UBS Commercial Mortgage Trust,
9,459	Series 2012-C1, Class D, VAR, 5.546%, 05/10/45 (e)	9,569
7,628	Series 2012-C1, Class XA, IO, VAR, 2.273%, 05/10/45 (e)	633
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,258
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,632
13,328	Series 2012-C2, Class XA, IO, VAR, 1.583%, 05/10/63 (e)	732
5,291	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	5,422
17,055	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class XC, IO, VAR, 0.357%, 12/15/43 (e)	6
7,598	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 09/15/58	7,972

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
10,500	Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class AK16, PO, 12/27/43 (e)	8,370
	WFRBS Commercial Mortgage Trust,
2,500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,670
6,640	Series 2013-C11, Class D, VAR, 4.347%, 03/15/45 (e)	6,204

	Total Commercial Mortgage-Backed Securities (Cost $550,104)	552,797

Convertible Bond — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
807	Nebraska Book Holdings, Inc., 2.000%, (PIK), 04/01/26 (e) (v) (Cost $133)	81

Corporate Bonds — 28.4%
	Consumer Discretionary — 3.1%
	Auto Components — 0.2%
1,709	Allison Transmission, Inc., 5.000%, 10/01/24 (e)	1,750
	American Axle & Manufacturing, Inc.,
300	6.250%, 03/15/21	309
1,731	6.625%, 10/15/22	1,787
1,018	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25 (e)	1,064
	Goodyear Tire & Rubber Co. (The),
1,055	4.875%, 03/15/27	1,061
2,243	5.000%, 05/31/26	2,311
2,512	5.125%, 11/15/23	2,644
	Icahn Enterprises LP,
2,025	4.875%, 03/15/19	2,049
302	6.250%, 02/01/22	315
302	6.750%, 02/01/24	315
350	IHO Verwaltungs GmbH, (Germany), 4.500%, (cash), 09/15/23 (e) (v)	358
2,085	Tenneco, Inc., 5.375%, 12/15/24	2,179
2,535	ZF North America Capital, Inc., (Germany), 4.750%, 04/29/25 (e)	2,664

		18,806

	Automobiles — 0.3%
1,750	BMW US Capital LLC, (Germany), 1.850%, 09/15/21 (e)	1,717
	Daimler Finance North America LLC, (Germany),
1,000	2.700%, 08/03/20 (e)	1,013
1,500	2.875%, 03/10/21 (e)	1,528
500	3.300%, 05/19/25 (e)	507
195	8.500%, 01/18/31	296
	Fiat Chrysler Automobiles NV, (United Kingdom),
1,470	4.500%, 04/15/20	1,501
708	5.250%, 04/15/23	714
	Ford Motor Co.,
523	4.346%, 12/08/26	534
3,500	6.625%, 10/01/28	4,127
1,250	7.450%, 07/16/31	1,581
	General Motors Co.,
2,655	6.600%, 04/01/36	3,066
2,500	7.700%, 04/15/16 (d)	—	(h)
	Jaguar Land Rover Automotive plc, (United Kingdom),
657	4.250%, 11/15/19 (e)	678
974	5.625%, 02/01/23 (e)	1,018
	Nissan Motor Acceptance Corp.,
538	2.125%, 03/03/20 (e)	537
10,705	2.800%, 01/13/22 (e)	10,853

		29,670

	Distributors — 0.1%
905	Global Partners LP, 6.250%, 07/15/22	914
1,300	LKQ Corp., 4.750%, 05/15/23	1,319
1,070	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	1,113

		3,346

	Diversified Consumer Services — 0.1%
429	President & Fellows of Harvard College, 3.300%, 07/15/56	406
	Service Corp. International,
1,605	5.375%, 05/15/24	1,691
963	7.625%, 10/01/18	1,033
2,300	8.000%, 11/15/21	2,725

		5,855

	Hotels, Restaurants & Leisure — 0.5%
1,512	1011778 BC ULC, (Canada), 4.250%, 05/15/24 (e)	1,512
220	Cedar Fair LP, 5.375%, 04/15/27 (e)	231
548	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	219
494	Darden Restaurants, Inc., 3.850%, 05/01/27	503

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
3,545	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	3,456
	GLP Capital LP,
50	4.375%, 04/15/21	53
4,455	5.375%, 11/01/23	4,822
3,120	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (e)	3,151
615	Hilton Grand Vacations Borrower LLC, 6.125%, 12/01/24 (e)	661
	Hilton Worldwide Finance LLC,
1,136	4.625%, 04/01/25 (e)	1,173
585	4.875%, 04/01/27 (e)	605
	International Game Technology plc,
2,845	6.250%, 02/15/22 (e)	3,077
2,370	6.500%, 02/15/25 (e)	2,588
3,600	McDonald’s Corp., 2.750%, 12/09/20	3,677
	MGM Resorts International,
754	4.625%, 09/01/26	755
4,995	6.000%, 03/15/23	5,483
4,005	6.625%, 12/15/21	4,506
565	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	623
	Sabre GLBL, Inc.,
1,050	5.250%, 11/15/23 (e)	1,092
408	5.375%, 04/15/23 (e)	428
	Scientific Games International, Inc.,
1,630	7.000%, 01/01/22 (e)	1,740
685	10.000%, 12/01/22	746
1,960	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	1,987
1,718	Six Flags Entertainment Corp., 4.875%, 07/31/24 (e)	1,729
895	Speedway Motorsports, Inc., 5.125%, 02/01/23	906
2,410	Wynn Las Vegas LLC, 5.500%, 03/01/25 (e)	2,549
889	Yum! Brands, Inc., 3.875%, 11/01/23	880

		49,152

	Household Durables — 0.2%
	CalAtlantic Group, Inc.,
305	5.250%, 06/01/26	313
1,793	5.875%, 11/15/24	1,932
300	6.250%, 12/15/21	334
790	8.375%, 01/15/21	931
	Lennar Corp.,
210	4.500%, 06/15/19	217
286	4.500%, 11/15/19	297
667	4.500%, 04/30/24	677
500	4.750%, 11/15/22	521
1,805	4.750%, 05/30/25	1,856
708	M/I Homes, Inc., 6.750%, 01/15/21	743
307	Mattamy Group Corp., (Canada), 6.875%, 12/15/23 (e)	311
2,052	PulteGroup, Inc., 5.500%, 03/01/26	2,169
435	Radio Systems Corp., 8.375%, 11/01/19 (e)	453
851	Tempur Sealy International, Inc., 5.500%, 06/15/26	854
	Toll Brothers Finance Corp.,
420	4.375%, 04/15/23	430
370	4.875%, 11/15/25	385
130	5.625%, 01/15/24	140
524	5.875%, 02/15/22	577

		13,140

	Internet & Direct Marketing Retail — 0.0% (g)
	Amazon.com, Inc.,
500	3.300%, 12/05/21	523
1,523	4.800%, 12/05/34	1,742
1,000	QVC, Inc., 4.450%, 02/15/25	990

		3,255

	Media — 1.3%
	21st Century Fox America, Inc.,
500	6.550%, 03/15/33	627
600	6.750%, 01/09/38	735
800	7.750%, 01/20/24	986
200	7.850%, 03/01/39	283
147	8.875%, 04/26/23	191
1,160	Altice Financing SA, (Luxembourg), 7.500%, 05/15/26 (e)	1,277
	Altice US Finance I Corp.,
3,975	5.375%, 07/15/23 (e)	4,149
1,172	5.500%, 05/15/26 (e)	1,228
453	AMC Entertainment Holdings, Inc., 6.125%, 05/15/27 (e)	468
3,329	AMC Networks, Inc., 5.000%, 04/01/24	3,379
1,178	CBS Corp., 3.700%, 08/15/24	1,208
12,234	Charter Communications Operating LLC, 4.908%, 07/23/25	13,241
865	Cinemark USA, Inc., 4.875%, 06/01/23	880

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	324
	Comcast Corp.,
1,290	1.625%, 01/15/22	1,260
4,200	2.350%, 01/15/27	3,953
3,000	3.375%, 08/15/25	3,086
5,000	3.400%, 07/15/46	4,494
2,819	4.200%, 08/15/34	2,960
2,405	4.600%, 08/15/45	2,590
240	6.300%, 11/15/17	245
435	6.500%, 11/15/35	570
177	6.550%, 07/01/39	237
	CSC Holdings LLC,
1,740	5.250%, 06/01/24	1,776
2,727	5.500%, 04/15/27 (e)	2,856
1,365	10.875%, 10/15/25 (e)	1,662
946	Discovery Communications LLC, 6.350%, 06/01/40	1,016
	DISH DBS Corp.,
3,302	5.000%, 03/15/23	3,394
2,362	5.875%, 07/15/22	2,521
4,201	5.875%, 11/15/24	4,474
1,589	6.750%, 06/01/21	1,758
5,388	7.750%, 07/01/26	6,331
543	EW Scripps Co. (The), 5.125%, 05/15/25 (e)	556
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,293
	iHeartCommunications, Inc.,
890	9.000%, 12/15/19	705
950	9.000%, 03/01/21	698
	Lamar Media Corp.,
1,250	5.000%, 05/01/23	1,303
1,680	5.375%, 01/15/24	1,765
510	5.750%, 02/01/26	552
470	Liberty Interactive LLC, 8.250%, 02/01/30	504
1,735	Live Nation Entertainment, Inc., 4.875%, 11/01/24 (e)	1,757
785	Mediacom Broadband LLC, 6.375%, 04/01/23	822
810	NBCUniversal Media LLC, 5.950%, 04/01/41	1,023
265	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	—
	Sirius XM Radio, Inc.,
4,010	4.625%, 05/15/23 (e)	4,073
1,270	5.250%, 08/15/22 (e)	1,313
1,500	5.375%, 04/15/25 (e)	1,541
	TEGNA, Inc.,
1,184	5.125%, 07/15/20	1,215
1,435	5.500%, 09/15/24 (e)	1,480
1,875	6.375%, 10/15/23	1,985
335	Time Warner Cable LLC, 7.300%, 07/01/38	427
660	Time Warner Cos., Inc., 7.570%, 02/01/24	820
1,860	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	2,568
	Time Warner, Inc.,
3,430	3.550%, 06/01/24	3,471
182	5.375%, 10/15/41	192
	Unitymedia Hessen GmbH & Co. KG, (Germany),
755	5.000%, 01/15/25 (e)	782
900	5.500%, 01/15/23 (e)	936
	Univision Communications, Inc.,
2,215	5.125%, 05/15/23 (e)	2,237
2,215	5.125%, 02/15/25 (e)	2,187
2,225	UPCB Finance IV Ltd., (Netherlands), 5.375%, 01/15/25 (e)	2,309
70	Viacom, Inc., 4.375%, 03/15/43	62
	Videotron Ltd., (Canada),
323	5.125%, 04/15/27 (e)	334
3,247	5.375%, 06/15/24 (e)	3,462
1,800	VTR Finance BV, (Chile), Reg. S, 6.875%, 01/15/24	1,910
	Walt Disney Co. (The),
389	1.850%, 07/30/26	355
755	Series B, 7.000%, 03/01/32	1,062
	WMG Acquisition Corp.,
1,500	5.000%, 08/01/23 (e)	1,536
675	5.625%, 04/15/22 (e)	702
250	Ziggo Secured Finance BV, (Netherlands), 5.500%, 01/15/27 (e)	254

		122,350

	Multiline Retail — 0.1%
4,782	Dollar Tree, Inc., 5.750%, 03/01/23	5,064
1,000	JC Penney Corp., Inc., 5.875%, 07/01/23 (e)	995
475	Macy’s Retail Holdings, Inc., 6.900%, 04/01/29	517
1,495	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	774

		7,350

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Specialty Retail — 0.3%
870	Advance Auto Parts, Inc., 4.500%, 12/01/23	928
344	AutoZone, Inc., 3.750%, 06/01/27	347
2,000	Caleres, Inc., 6.250%, 08/15/23	2,085
2,455	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	1,191
500	CST Brands, Inc., 5.000%, 05/01/23	518
410	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	415
	Home Depot, Inc. (The),
444	2.125%, 09/15/26	419
734	2.625%, 06/01/22	749
2,751	3.000%, 04/01/26	2,783
2,800	3.500%, 09/15/56	2,519
	L Brands, Inc.,
1,250	5.625%, 10/15/23	1,320
650	6.750%, 07/01/36	626
2,213	6.875%, 11/01/35	2,145
	Lowe’s Cos., Inc.,
665	3.125%, 09/15/24	683
1,262	3.375%, 09/15/25	1,312
5,000	3.700%, 04/15/46	4,777
	Penske Automotive Group, Inc.,
1,686	5.500%, 05/15/26	1,682
832	5.750%, 10/01/22	861
345	PetSmart, Inc., 5.875%, 06/01/25 (e)	347
	Sally Holdings LLC,
250	5.500%, 11/01/23	254
967	5.625%, 12/01/25	991

		26,952

	Textiles, Apparel & Luxury Goods — 0.0% (g)
	Hanesbrands, Inc.,
274	4.625%, 05/15/24 (e)	274
774	4.875%, 05/15/26 (e)	776
470	Levi Strauss & Co., 5.000%, 05/01/25	489

		1,539

	Total Consumer Discretionary	281,415

	Consumer Staples — 1.6%
	Beverages — 0.6%
325	Anheuser-Busch Cos. LLC, (Belgium), 5.500%, 01/15/18	333
	Anheuser-Busch InBev Finance, Inc., (Belgium),
50	1.900%, 02/01/19	50
2,551	3.300%, 02/01/23	2,631
19,560	3.650%, 02/01/26	20,116
1,225	3.700%, 02/01/24	1,286
3,990	4.700%, 02/01/36	4,346
5,415	4.900%, 02/01/46	6,003
	Anheuser-Busch InBev Worldwide, Inc., (Belgium),
1,032	4.439%, 10/06/48 (e)	1,071
2,360	5.375%, 01/15/20	2,567
1,000	Coca-Cola Co. (The), 2.250%, 09/01/26	952
	Constellation Brands, Inc.,
200	4.250%, 05/01/23	215
1,540	4.500%, 05/09/47	1,556
	Diageo Investment Corp., (United Kingdom),
1,000	7.450%, 04/15/35	1,438
365	8.000%, 09/15/22	456
507	Dr Pepper Snapple Group, Inc., 2.550%, 09/15/26	481
	PepsiCo, Inc.,
850	2.375%, 10/06/26	818
572	3.100%, 07/17/22	595
4,230	3.450%, 10/06/46	3,933
1,845	3.500%, 07/17/25	1,936
730	4.450%, 04/14/46	792

		51,575

	Food & Staples Retailing — 0.3%
1,695	Albertsons Cos. LLC, 6.625%, 06/15/24 (e)	1,754
	CVS Health Corp.,
2,460	2.800%, 07/20/20	2,509
1,659	4.000%, 12/05/23	1,755
	Kroger Co. (The),
4,600	5.150%, 08/01/43	5,036
215	6.400%, 08/15/17	217
1,162	7.500%, 04/01/31	1,583
900	Series B, 7.700%, 06/01/29	1,212
	New Albertsons, Inc.,
3,350	8.000%, 05/01/31	3,291
430	8.700%, 05/01/30	430
3,120	SUPERVALU, Inc., 7.750%, 11/15/22	3,206
	Sysco Corp.,
1,575	2.500%, 07/15/21	1,582
1,517	2.600%, 06/12/22	1,527
1,918	Tops Holding LLC, 8.000%, 06/15/22 (e)	1,611
	Walgreens Boots Alliance, Inc.,
527	3.100%, 06/01/23	533

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food & Staples Retailing — continued
497	3.450%, 06/01/26	497
1,200	3.800%, 11/18/24	1,245
	Wal-Mart Stores, Inc.,
300	2.550%, 04/11/23	305
160	5.000%, 10/25/40	190
1,000	6.200%, 04/15/38	1,341
260	7.550%, 02/15/30	381

		30,205

	Food Products — 0.4%
1,650	Archer-Daniels-Midland Co., Class C, 2.500%, 08/11/26	1,592
2,972	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	2,972
	Bunge Ltd. Finance Corp.,
675	3.250%, 08/15/26	645
305	3.500%, 11/24/20	313
655	8.500%, 06/15/19	735
	Cargill, Inc.,
800	3.300%, 03/01/22 (e)	829
470	4.760%, 11/23/45 (e)	530
	Conagra Brands, Inc.,
135	3.250%, 09/15/22	137
180	6.625%, 08/15/39	206
300	Darling Ingredients, Inc., 5.375%, 01/15/22	310
	JBS USA LUX SA, (Brazil),
1,235	5.750%, 06/15/25 (e)	1,187
1,868	5.875%, 07/15/24 (e)	1,821
4,308	7.250%, 06/01/21 (e)	4,314
1,430	8.250%, 02/01/20 (e)	1,440
	Kraft Heinz Foods Co.,
219	3.500%, 06/06/22	227
210	3.950%, 07/15/25	216
6,960	4.375%, 06/01/46	6,652
601	5.000%, 07/15/35	644
488	5.000%, 06/04/42	509
946	5.200%, 07/15/45	1,012
599	6.125%, 08/23/18	630
200	6.500%, 02/09/40	247
417	6.750%, 03/15/32	519
575	6.875%, 01/26/39	734
	Lamb Weston Holdings, Inc.,
1,274	4.625%, 11/01/24 (e)	1,306
1,279	4.875%, 11/01/26 (e)	1,311
497	Mead Johnson Nutrition Co., 4.125%, 11/15/25	529
270	Smithfield Foods, Inc., 4.250%, 02/01/27 (e)	279
	Tyson Foods, Inc.,
700	3.950%, 08/15/24	734
700	5.150%, 08/15/44	773

		33,353

	Household Products — 0.0% (g)
600	Kimberly-Clark Corp., 2.400%, 06/01/23	596
417	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	476
4,179	Spectrum Brands, Inc., 5.750%, 07/15/25	4,441

		5,513

	Tobacco — 0.3%
	Altria Group, Inc.,
7,500	2.625%, 01/14/20	7,632
9,585	3.875%, 09/16/46	9,152
5,000	Philip Morris International, Inc., 4.125%, 03/04/43	4,968
5,235	Reynolds American, Inc., 4.450%, 06/12/25	5,637

		27,389

	Total Consumer Staples	148,035

	Energy — 3.9%
	Energy Equipment & Services — 0.4%
280	Archrock Partners LP, 6.000%, 10/01/22	280
903	Baker Hughes, Inc., 5.125%, 09/15/40	1,038
1,468	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	1,325
	Ensco plc,
825	5.200%, 03/15/25	697
838	8.000%, 01/31/24	825
	Halliburton Co.,
680	4.850%, 11/15/35	728
250	7.450%, 09/15/39	347
275	7.600%, 08/15/96 (e)	358
700	8.750%, 02/15/21	846
1,783	KCA Deutag UK Finance plc, (United Kingdom), 7.250%, 05/15/21 (e)	1,678
1,319	Nabors Industries, Inc., 5.500%, 01/15/23 (e)	1,306
	Noble Holding International Ltd., (United Kingdom),
365	7.750%, 01/15/24	322
1,418	8.700%, 04/01/45	1,191
971	Parker Drilling Co., 6.750%, 07/15/22	835

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Energy Equipment & Services — continued
	Precision Drilling Corp., (Canada),
1,113	5.250%, 11/15/24	1,030
378	6.500%, 12/15/21	383
734	6.625%, 11/15/20	737
1,249	Rowan Cos., Inc., 7.375%, 06/15/25	1,224
7,580	Schlumberger Holdings Corp., 4.000%, 12/21/25 (e)	8,003
	Schlumberger Investment SA,
640	2.400%, 08/01/22 (e)	639
219	3.300%, 09/14/21 (e)	227
1,210	3.650%, 12/01/23	1,279
1,557	Sea Trucks Group Ltd., (Nigeria), Reg. S, 9.000%, 03/26/18 (d) (e)	389
3,744	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.500%, 11/02/20 (e)	3,763
1,754	Transocean Proteus Ltd., 6.250%, 12/01/24 (e)	1,807
	Transocean, Inc.,
3,069	6.800%, 03/15/38	2,381
2,994	9.000%, 07/15/23 (e)	3,129
582	Unit Corp., 6.625%, 05/15/21	570
	Weatherford International Ltd.,
372	4.500%, 04/15/22	345
605	6.750%, 09/15/40	563
978	7.750%, 06/15/21	1,032
199	8.250%, 06/15/23	211

		39,488

	Oil, Gas & Consumable Fuels — 3.5%
175	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	219
278	Anadarko Holding Co., 7.150%, 05/15/28	336
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	383
100	7.950%, 06/15/39	131
225	8.700%, 03/15/19	250
250	ANR Pipeline Co., 9.625%, 11/01/21	321
	Antero Resources Corp.,
3,325	5.125%, 12/01/22	3,362
3,337	5.375%, 11/01/21	3,433
	Apache Corp.,
400	6.000%, 01/15/37	469
775	6.900%, 09/15/18	823
610	APT Pipelines Ltd., (Australia), 4.250%, 07/15/27 (e)	629
	Boardwalk Pipelines LP,
6,788	4.450%, 07/15/27	6,996
242	4.950%, 12/15/24	260
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	206
325	3.017%, 01/16/27	319
2,665	3.224%, 04/14/24	2,711
385	3.245%, 05/06/22	399
1,800	3.535%, 11/04/24	1,861
1,000	3.588%, 04/14/27	1,024
7,815	3.723%, 11/28/28	8,071
612	3.814%, 02/10/24	644
515	4.750%, 03/10/19	541
210	Burlington Resources Finance Co., 7.400%, 12/01/31	287
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,086
3,054	California Resources Corp., 8.000%, 12/15/22 (e)	2,287
	Canadian Natural Resources Ltd., (Canada),
1,035	3.900%, 02/01/25	1,054
1,000	5.850%, 02/01/35	1,108
830	6.450%, 06/30/33	975
	Cenovus Energy, Inc., (Canada),
982	3.000%, 08/15/22	968
336	4.250%, 04/15/27 (e)	334
294	4.450%, 09/15/42	256
1,435	6.750%, 11/15/39	1,602
	Cheniere Corpus Christi Holdings LLC,
3,810	5.875%, 03/31/25	4,091
715	7.000%, 06/30/24	801
1,076	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	1,163
	Chevron Corp.,
540	2.355%, 12/05/22	538
7,000	2.411%, 03/03/22	7,055
2,500	2.566%, 05/16/23	2,518
645	2.895%, 03/03/24	655
1,550	2.954%, 05/16/26	1,548
1,979	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	2,024
1,243	CNOOC Finance 2015 USA LLC, (China), 3.500%, 05/05/25	1,248
1,026	CNOOC Nexen Finance 2014 ULC, (China), 4.250%, 04/30/24	1,083

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
215	Conoco Funding Co., 7.250%, 10/15/31	290
	ConocoPhillips,
750	6.500%, 02/01/39	975
410	7.000%, 03/30/29	520
1,775	ConocoPhillips Co., 4.200%, 03/15/21	1,898
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	392
7,790	Continental Resources, Inc., 5.000%, 09/15/22	7,800
880	Crestwood Midstream Partners LP, 6.250%, 04/01/23	912
	DCP Midstream Operating LP,
6,084	3.875%, 03/15/23	5,944
1,116	4.750%, 09/30/21 (e)	1,133
522	4.950%, 04/01/22	534
236	Devon Energy Corp., 3.250%, 05/15/22	239
	Ecopetrol SA, (Colombia),
469	5.375%, 06/26/26	483
4,390	5.875%, 09/18/23	4,796
3,100	5.875%, 05/28/45	2,864
125	Enbridge, Inc., (Canada), 5.500%, 12/01/46	140
	Encana Corp., (Canada),
150	6.500%, 05/15/19	162
1,000	6.500%, 08/15/34	1,146
148	6.625%, 08/15/37	174
	Energy Transfer Equity LP,
2,975	5.500%, 06/01/27	3,131
3,030	5.875%, 01/15/24	3,235
	Energy Transfer LP,
1,080	2.500%, 06/15/18	1,086
321	4.200%, 04/15/27	327
200	4.900%, 02/01/24	214
1,566	6.050%, 06/01/41	1,713
300	7.500%, 07/01/38	371
1,210	Eni SpA, (Italy), Series EX2, 5.700%, 10/01/40 (e)	1,254
500	Eni USA, Inc., (United Kingdom), 7.300%, 11/15/27	633
	EnLink Midstream Partners LP,
841	2.700%, 04/01/19	843
922	4.150%, 06/01/25	929
	Enterprise Products Operating LLC,
1,252	3.350%, 03/15/23	1,290
1,026	3.700%, 02/15/26	1,053
6,559	3.750%, 02/15/25	6,772
330	4.950%, 10/15/54	343
333	5.950%, 02/01/41	401
375	6.450%, 09/01/40	469
800	Series J, 5.750%, 03/01/35	908
	EOG Resources, Inc.,
472	2.625%, 03/15/23	469
1,700	4.100%, 02/01/21	1,800
200	6.875%, 10/01/18	213
	EP Energy LLC,
1,522	8.000%, 11/29/24 (e)	1,575
2,860	8.000%, 02/15/25 (e)	2,446
358	9.375%, 05/01/20	323
1,045	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	1,079
600	Hess Corp., 6.000%, 01/15/40	635
	Hilcorp Energy I LP,
3,378	5.000%, 12/01/24 (e)	3,201
762	5.750%, 10/01/25 (e)	745
836	Holly Energy Partners LP, 6.000%, 08/01/24 (e)	883
	KazMunayGas National Co. JSC, (Kazakhstan),
200	Reg. S, 4.400%, 04/30/23	203
300	Reg. S, 6.375%, 04/09/21	331
5,005	Reg. S, 7.000%, 05/05/20	5,518
800	Kerr-McGee Corp., 7.875%, 09/15/31	1,045
	Marathon Oil Corp.,
1,976	2.800%, 11/01/22	1,928
410	6.000%, 10/01/17	416
500	6.800%, 03/15/32	576
101	MEG Energy Corp., (Canada), 7.000%, 03/31/24 (e)	87
	MPLX LP,
7,150	4.125%, 03/01/27	7,260
859	4.875%, 12/01/24	922
323	5.200%, 03/01/47	334
1,000	Murphy Oil USA, Inc., 6.000%, 08/15/23	1,053
	Newfield Exploration Co.,
575	5.625%, 07/01/24	610
1,500	5.750%, 01/30/22	1,597
825	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	845
	Noble Energy, Inc.,
583	3.900%, 11/15/24	603
1,500	5.250%, 11/15/43	1,560
286	6.000%, 03/01/41	326

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	NuStar Logistics LP,
1,424	4.800%, 09/01/20	1,485
598	5.625%, 04/28/27	625
1,046	6.750%, 02/01/21	1,140
	Occidental Petroleum Corp.,
504	2.700%, 02/15/23	508
2,300	3.400%, 04/15/26	2,344
	ONEOK Partners LP,
2,000	4.900%, 03/15/25	2,157
1,465	6.650%, 10/01/36	1,748
3,050	ONEOK, Inc., 7.500%, 09/01/23	3,635
8,004	Pacific Exploration and Production Corp., (Colombia), Series AI, 10.000%, (cash), 11/02/21 (v)	9,014
	PBF Holding Co. LLC,
533	7.000%, 11/15/23	534
925	7.250%, 06/15/25 (e)	914
	Penn Virginia Corp.,
2,000	7.250%, 04/15/19 (d)	30
1,000	8.500%, 05/01/20 (d)	15
1,800	Pertamina Persero PT, (Indonesia), Reg. S, 6.450%, 05/30/44	2,094
1,760	Petroamazonas EP, (Ecuador), 4.625%, 02/16/20 (e)	1,634
230	Petrobras Argentina SA, (Argentina), 7.375%, 07/21/23 (e)	243
3,350	Petrobras Global Finance BV, (Brazil), 8.375%, 05/23/21	3,754
	Petro-Canada, (Canada),
1,215	6.800%, 05/15/38	1,607
335	7.875%, 06/15/26	434
	Petroleos de Venezuela SA, (Venezuela),
970	Reg. S, 5.375%, 04/12/27	378
868	Reg. S, 6.000%, 11/15/26	331
430	Reg. S, 8.500%, 10/27/20	336
324	Reg. S, 9.000%, 11/17/21	172
60	Reg. S, 9.750%, 05/17/35	29
380	Reg. S, 12.750%, 02/17/22	229
	Petroleos Mexicanos, (Mexico),
1,103	4.500%, 01/23/26	1,083
333	4.625%, 09/21/23	340
4,442	5.375%, 03/13/22 (e)	4,726
1,812	5.625%, 01/23/46	1,634
400	6.375%, 01/23/45	397
5,218	6.500%, 03/13/27 (e)	5,688
315	6.625%, 06/15/35	331
634	6.750%, 09/21/47	650
10,471	VAR, 4.770%, 03/11/22 (e)	11,352
150	Petroleum Co. of Trinidad & Tobago Ltd., (Trinidad and Tobago), Reg. S, 9.750%, 08/14/19	160
1,000	Phillips 66, 4.650%, 11/15/34	1,055
330	Phillips 66 Partners LP, 4.900%, 10/01/46	325
	Plains All American Pipeline LP,
519	3.650%, 06/01/22	532
3,740	4.650%, 10/15/25	3,912
	QEP Resources, Inc.,
2,196	5.250%, 05/01/23	2,130
2,136	5.375%, 10/01/22	2,088
1,219	6.875%, 03/01/21	1,280
	Range Resources Corp.,
391	5.000%, 03/15/23 (e)	381
200	5.750%, 06/01/21 (e)	208
3,040	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	3,190
910	SemGroup Corp., 5.625%, 07/15/22	915
	SM Energy Co.,
589	5.000%, 01/15/24	545
752	5.625%, 06/01/25	707
427	6.500%, 11/15/21	431
3	6.500%, 01/01/23	3
	Spectra Energy Capital LLC,
145	7.500%, 09/15/38	179
1,500	8.000%, 10/01/19	1,690
1,140	Spectra Energy Partners LP, 4.500%, 03/15/45	1,130
1,100	State Oil Co. of the Azerbaijan Republic, (Azerbaijan), Reg. S, 6.950%, 03/18/30	1,190
	Statoil ASA, (Norway),
263	2.450%, 01/17/23	262
2,179	2.650%, 01/15/24	2,165
790	3.150%, 01/23/22	815
585	7.150%, 11/15/25	752
5	Stone Energy Corp., 7.500%, 05/31/22	5
910	Summit Midstream Holdings LLC, 5.500%, 08/15/22	928
	Suncor Energy, Inc., (Canada),
2,000	3.600%, 12/01/24	2,063
148	7.150%, 02/01/32	196

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Sunoco Logistics Partners Operations LP,
464	4.250%, 04/01/24	479
1,146	4.400%, 04/01/21	1,215
2,000	5.350%, 05/15/45	2,026
	Sunoco LP,
947	5.500%, 08/01/20	978
664	6.250%, 04/15/21	700
920	6.375%, 04/01/23	980
425	Tallgrass Energy Partners LP, 5.500%, 09/15/24 (e)	431
	Targa Resources Partners LP,
2,436	4.250%, 11/15/23	2,412
1,875	5.125%, 02/01/25 (e)	1,940
2,485	5.250%, 05/01/23	2,563
140	5.375%, 02/01/27 (e)	146
300	6.375%, 08/01/22	310
422	TC PipeLines LP, 3.900%, 05/25/27	425
	TerraForm Power Operating LLC,
354	SUB, 6.375%, 02/01/23 (e)	367
188	SUB, 6.625%, 06/15/25 (e)	198
	Tesoro Corp.,
1,392	4.750%, 12/15/23 (e)	1,465
164	5.125%, 04/01/24	172
2,897	5.125%, 12/15/26 (e)	3,100
1,022	5.375%, 10/01/22	1,060
	Tesoro Logistics LP,
1,450	5.250%, 01/15/25	1,533
129	5.500%, 10/15/19	136
1,712	5.875%, 10/01/20	1,755
1,680	6.125%, 10/15/21	1,758
1,637	6.250%, 10/15/22	1,751
435	6.375%, 05/01/24	473
	Tosco Corp.,
500	7.800%, 01/01/27	655
640	8.125%, 02/15/30	900
	Total Capital International SA, (France),
3,165	2.750%, 06/19/21	3,243
10,000	3.700%, 01/15/24	10,567
	TransCanada PipeLines Ltd., (Canada),
256	1.875%, 01/12/18	256
285	2.500%, 08/01/22	286
340	3.750%, 10/16/23	358
1,000	6.200%, 10/15/37	1,263
606	7.250%, 08/15/38	851
	Ultra Resources, Inc.,
2,707	6.875%, 04/15/22 (e)	2,731
1,226	7.125%, 04/15/25 (e)	1,230
500	Valero Energy Corp., 7.500%, 04/15/32	653
446	Western Gas Partners LP, 5.375%, 06/01/21	483
1,980	Whiting Petroleum Corp., 5.000%, 03/15/19	1,975
	Williams Cos., Inc. (The),
2,245	3.700%, 01/15/23	2,211
1,480	5.750%, 06/24/44	1,544
918	7.750%, 06/15/31	1,092
132	Series A, 7.500%, 01/15/31	157
	Williams Partners LP,
394	3.900%, 01/15/25	403
500	4.875%, 05/15/23	515
	WPX Energy, Inc.,
655	5.250%, 09/15/24	635
1,846	6.000%, 01/15/22	1,865
	YPF SA, (Argentina),
2,550	Reg. S, 8.500%, 03/23/21	2,869
471	Reg. S, 8.750%, 04/04/24	541

		316,510

	Total Energy	355,998

	Financials — 7.4%
	Banks — 3.0%
1,301	ABN AMRO Bank NV, (Netherlands), 4.750%, 07/28/25 (e)	1,378
1,200	ANZ New Zealand Int’l Ltd., (New Zealand), 2.875%, 01/25/22 (e)	1,217
200	Banco Nacional de Comercio Exterior SNC, (Mexico), VAR, 3.800%, 08/11/26 (e)	198
	Bank of America Corp.,
1,825	2.000%, 01/11/18	1,829
143	3.300%, 01/11/23	146
960	4.000%, 04/01/24	1,008
5,277	4.000%, 01/22/25	5,381
2,400	4.200%, 08/26/24	2,496
473	4.250%, 10/22/26	489
1,294	4.450%, 03/03/26	1,351
2,830	5.000%, 05/13/21	3,085
1,275	5.625%, 07/01/20	1,397
695	5.650%, 05/01/18	719
500	6.400%, 08/28/17	506
1,710	6.875%, 04/25/18	1,787
1,000	VAR, 3.705%, 04/24/28	1,008

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
2,975	VAR, 3.824%, 01/20/28	3,029
2,097	Series AA, VAR, 6.100%, 03/17/25 (x) (y)	2,252
1,500	Series F, 6.975%, 03/07/37	1,859
1,225	Series L, 2.250%, 04/21/20	1,225
1,326	Series L, 3.950%, 04/21/25	1,348
	Bank of Montreal, (Canada),
623	1.400%, 09/11/17	623
653	1.500%, 07/18/19	648
2,000	1.750%, 06/15/21 (e)	1,972
655	2.375%, 01/25/19	661
	Bank of Nova Scotia (The), (Canada),
1,000	1.650%, 06/14/19	995
1,725	1.850%, 04/14/20	1,721
500	1.875%, 09/20/21 (e)	493
	Barclays Bank plc, (United Kingdom),
980	6.050%, 12/04/17 (e)	1,000
4,088	7.625%, 11/21/22	4,625
	Barclays plc, (United Kingdom),
1,405	3.650%, 03/16/25	1,402
275	4.836%, 05/09/28	282
478	5.250%, 08/17/45	530
	BB&T Corp.,
783	1.600%, 08/15/17	783
1,500	2.625%, 06/29/20	1,527
500	5.250%, 11/01/19	537
150	6.850%, 04/30/19	164
	BNZ International Funding Ltd., (New Zealand),
1,000	2.100%, 09/14/21 (e)	982
1,000	2.900%, 02/21/22 (e)	1,015
3,319	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	3,342
1,400	Capital One Bank USA NA, 3.375%, 02/15/23	1,415
2,500	Capital One NA, 1.500%, 03/22/18	2,495
	CIT Group, Inc.,
4,105	5.000%, 08/15/22	4,443
5,458	5.375%, 05/15/20	5,867
433	5.500%, 02/15/19 (e)	457
	Citigroup, Inc.,
1,394	1.800%, 02/05/18	1,395
2,000	2.750%, 04/25/22	2,001
1,500	2.900%, 12/08/21	1,517
970	3.700%, 01/12/26	987
2,500	4.300%, 11/20/26	2,583
5,000	4.600%, 03/09/26	5,265
838	6.625%, 01/15/28	1,009
645	6.875%, 06/01/25	773
1,115	7.000%, 12/01/25	1,343
6,755	VAR, 3.887%, 01/10/28	6,890
581	VAR, 5.950%, 01/30/23 (x) (y)	610
813	Series M, VAR, 6.300%, 05/15/24 (x) (y)	858
2,062	Series O, VAR, 5.875%, 03/27/20 (x) (y)	2,150
430	Series P, VAR, 5.950%, 05/15/25 (x) (y)	453
1,545	Series Q, VAR, 5.950%, 08/15/20 (x) (y)	1,629
	Cooperatieve Rabobank UA, (Netherlands),
2,000	2.500%, 01/19/21	2,019
1,045	3.875%, 02/08/22	1,115
	Credit Agricole SA, (France),
6,500	2.375%, 07/01/21 (e)	6,479
821	VAR, 8.125%, 12/23/25 (e) (x) (y)	949
250	Credit Suisse Group Funding Guernsey Ltd., (Switzerland), 2.750%, 03/26/20	252
	Danske Bank A/S, (Denmark),
7,000	2.000%, 09/08/21 (e)	6,898
619	2.700%, 03/02/22 (e)	626
625	Fifth Third Bancorp, 2.875%, 07/27/20	639
234	Fifth Third Bank, 3.850%, 03/15/26	240
	HSBC Bank plc, (United Kingdom),
474	1.500%, 05/15/18 (e)	473
650	4.750%, 01/19/21 (e)	703
395	HSBC Bank USA NA, 4.875%, 08/24/20	425
	HSBC Holdings plc, (United Kingdom),
3,840	2.650%, 01/05/22	3,836
15,869	3.400%, 03/08/21	16,369
1,250	3.600%, 05/25/23	1,289
506	3.900%, 05/25/26	523
1,371	4.000%, 03/30/22	1,447
1,333	4.250%, 08/18/25	1,378
706	4.300%, 03/08/26	753
13,655	VAR, 3.262%, 03/13/23	13,897
363	VAR, 4.041%, 03/13/28	375
1,265	VAR, 6.375%, 03/30/25 (x) (y)	1,332
	Huntington Bancshares, Inc.,
1,084	2.300%, 01/14/22	1,069
846	3.150%, 03/14/21	867
1,155	Huntington National Bank (The), 2.875%, 08/20/20	1,178

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
400	Industrial & Commercial Bank of China Ltd., (China), 2.452%, 10/20/21	394
1,621	KeyBank NA, 3.180%, 05/22/22	1,653
605	KeyCorp, 2.900%, 09/15/20	618
EUR 1,450	Lloyds Banking Group plc, (United Kingdom), Reg. S, VAR, 6.375%, 06/27/20 (x) (y)	1,747
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,281
200	MFB Magyar Fejlesztesi Bank Zrt., (Hungary), Reg. S, 6.250%, 10/21/20	222
	Mitsubishi UFJ Financial Group, Inc., (Japan),
423	2.527%, 09/13/23	417
413	2.998%, 02/22/22	420
1,750	Mizuho Bank Ltd., (Japan), 1.700%, 09/25/17 (e)	1,751
	National Australia Bank Ltd., (Australia),
875	2.000%, 06/20/17 (e)	875
448	2.500%, 07/12/26	425
200	National Savings Bank, (Sri Lanka), Reg. S, 8.875%, 09/18/18	212
886	Nordea Bank AB, (Sweden), 4.250%, 09/21/22 (e)	935
655	PNC Bank NA, 2.150%, 04/29/21	653
1,057	PNC Financial Services Group, Inc. (The), 4.375%, 08/11/20	1,128
	Royal Bank of Canada, (Canada),
1,380	1.500%, 07/29/19	1,367
2,960	1.875%, 02/05/20	2,954
630	2.000%, 10/01/18	633
308	2.000%, 12/10/18	309
423	4.650%, 01/27/26	452
1,419	Series CB8, 1.200%, 09/19/17	1,419
	Royal Bank of Scotland Group plc, (United Kingdom),
6,055	6.100%, 06/10/23	6,637
10,795	6.125%, 12/15/22	11,823
200	Russian Agricultural Bank OJSC Via RSHB Capital SA, (Russia), Reg. S, 7.750%, 05/29/18	211
4,679	Santander UK Group Holdings plc, (United Kingdom), 4.750%, 09/15/25 (e)	4,835
1,697	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	1,713
200	Sberbank of Russia, (Russia), Reg. S, 6.125%, 02/07/22	220
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	898
	Societe Generale SA, (France),
800	4.000%, 01/12/27 (e)	815
855	VAR, 7.375%, 09/13/21 (e) (x) (y)	919
1,545	SpareBank 1 Boligkreditt A/S, (Norway), 1.750%, 11/15/19 (e)	1,538
2,600	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	2,599
1,200	Sumitomo Mitsui Financial Group, Inc., (Japan), 2.846%, 01/11/22	1,217
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,872
	Toronto-Dominion Bank (The), (Canada),
2,852	1.750%, 07/23/18	2,857
712	2.125%, 07/02/19	716
453	2.250%, 11/05/19	457
372	VAR, 3.625%, 09/15/31	367
	US Bancorp,
2,000	7.500%, 06/01/26	2,596
1,700	Series V, 2.375%, 07/22/26	1,615
900	Series X, 3.150%, 04/27/27	905
3,600	Vnesheconombank, (Russia), Reg. S, 6.025%, 07/05/22	3,892
500	Vnesheconombank Via VEB Finance plc, (Russia), Reg. S, 5.942%, 11/21/23	541
	Wachovia Corp.,
1,555	5.750%, 02/01/18	1,597
515	SUB, 7.574%, 08/01/26	664
	Wells Fargo & Co.,
1,607	2.500%, 03/04/21	1,619
613	2.600%, 07/22/20	622
3,475	3.000%, 04/22/26	3,395
10,235	3.000%, 10/23/26	9,955
3,200	3.069%, 01/24/23	3,250
7,565	3.300%, 09/09/24	7,676
403	4.100%, 06/03/26	419
173	4.300%, 07/22/27	183
6,372	4.750%, 12/07/46	6,715
853	5.606%, 01/15/44	1,004
1,665	5.625%, 12/11/17	1,700
1,300	VAR, 3.584%, 05/22/28	1,315
	Westpac Banking Corp., (Australia),
356	1.600%, 08/19/19	354
1,281	2.000%, 03/03/20 (e)	1,281
1,000	3.350%, 03/08/27	1,009

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
942	4.875%, 11/19/19	1,006

		280,153

	Capital Markets — 1.6%
508	Ameriprise Financial, Inc., 2.875%, 09/15/26	495
	Bank of New York Mellon Corp. (The),
510	2.200%, 03/04/19	514
940	2.450%, 11/27/20	950
1,291	2.600%, 08/17/20	1,312
1,930	2.600%, 02/07/22	1,949
530	4.600%, 01/15/20	566
500	VAR, 2.661%, 05/16/23	504
	BlackRock, Inc.,
381	3.375%, 06/01/22	400
315	3.500%, 03/18/24	333
485	4.250%, 05/24/21	522
493	Series 2, 5.000%, 12/10/19	531
	Blackstone Holdings Finance Co. LLC,
159	4.450%, 07/15/45 (e)	158
1,000	5.875%, 03/15/21 (e)	1,117
750	Charles Schwab Corp. (The), 3.225%, 09/01/22	774
950	CME Group, Inc., 3.000%, 09/15/22	980
	Credit Suisse AG, (Switzerland),
889	1.700%, 04/27/18	889
775	3.000%, 10/29/21	791
13,621	3.625%, 09/09/24	14,090
7,000	Credit Suisse Group AG, (Switzerland), 4.282%, 01/09/28 (e)	7,217
1,098	Daiwa Securities Group, Inc., (Japan), 3.129%, 04/19/22 (e)	1,110
	Deutsche Bank AG, (Germany),
2,850	4.250%, 10/14/21	2,970
1,200	4.500%, 04/01/25	1,199
	E*TRADE Financial Corp.,
1,483	4.625%, 09/15/23	1,536
1,360	5.375%, 11/15/22	1,431
	Goldman Sachs Group, Inc. (The),
1,997	2.600%, 04/23/20	2,017
704	2.625%, 01/31/19	712
2,192	2.750%, 09/15/20	2,221
950	2.875%, 02/25/21	963
1,080	3.000%, 04/26/22	1,092
666	3.500%, 01/23/25	673
5,000	3.500%, 11/16/26	4,961
977	3.691%, 06/05/28	977
3,565	3.850%, 07/08/24	3,711
664	3.850%, 01/26/27	676
1,224	4.000%, 03/03/24	1,285
364	4.250%, 10/21/25	377
5,000	5.150%, 05/22/45	5,453
692	5.250%, 07/27/21	764
1,104	5.375%, 03/15/20	1,196
2,165	5.750%, 01/24/22	2,447
1,430	5.950%, 01/18/18	1,467
500	6.125%, 02/15/33	622
965	6.750%, 10/01/37	1,232
205	7.500%, 02/15/19	223
102	Series D, 6.000%, 06/15/20	113
1,500	Series L, VAR, 5.700%, 05/10/19 (x) (y)	1,549
3,308	Series M, VAR, 5.375%, 05/10/20 (x) (y)	3,424
215	Series O, VAR, 5.300%, 11/10/26 (x) (y)	225
761	ING Bank NV, (Netherlands), 5.800%, 09/25/23 (e)	861
565	Intercontinental Exchange, Inc., 2.500%, 10/15/18	573
	Invesco Finance plc,
390	3.750%, 01/15/26	408
1,162	4.000%, 01/30/24	1,239
	Jefferies Group LLC,
950	6.250%, 01/15/36	1,033
140	6.450%, 06/08/27	161
880	6.875%, 04/15/21	1,009
275	Legg Mason, Inc., 5.625%, 01/15/44	289
	Lehman Brothers Holdings, Inc.,
1,000	0.000%, 05/17/49 (d)	66
235	3.600%, 03/13/09 (d)	15
295	8.500%, 02/01/16 (d)	19
995	Macquarie Bank Ltd., (Australia), 1.600%, 10/27/17 (e)	993
639	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	714
	Morgan Stanley,
1,932	2.650%, 01/27/20	1,957
1,200	2.750%, 05/19/22	1,202
5,285	3.125%, 07/27/26	5,140
7,115	3.625%, 01/20/27	7,174
3,467	3.700%, 10/23/24	3,576
1,368	3.875%, 01/27/26	1,410

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
660	4.000%, 07/23/25	690
750	4.100%, 05/22/23	786
5,117	4.300%, 01/27/45	5,215
1,617	5.000%, 11/24/25	1,767
113	5.500%, 07/24/20	124
2,779	5.500%, 07/28/21	3,094
310	5.625%, 09/23/19	334
1,050	5.750%, 01/25/21	1,169
1,570	6.625%, 04/01/18	1,632
1,000	Series F, 3.875%, 04/29/24	1,044
	MSCI, Inc.,
965	5.250%, 11/15/24 (e)	1,019
2,340	5.750%, 08/15/25 (e)	2,535
193	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	215
740	Northern Trust Co. (The), 6.500%, 08/15/18	781
	State Street Corp.,
700	2.650%, 05/19/26	684
459	3.100%, 05/15/23	469
996	3.300%, 12/16/24	1,031
1,364	3.550%, 08/18/25	1,428
935	3.700%, 11/20/23	991
953	TD Ameritrade Holding Corp., 2.950%, 04/01/22	976
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	2,051
280	4.700%, 10/15/19	296
200	6.500%, 07/15/18	210
10,000	UBS AG, (Switzerland), 2.375%, 08/14/19	10,079

		147,177

	Consumer Finance — 1.1%
	AerCap Ireland Capital DAC, (Netherlands),
390	3.500%, 05/26/22	401
10,000	3.950%, 02/01/22	10,458
	Ally Financial, Inc.,
839	3.600%, 05/21/18	851
5,895	4.125%, 03/30/20	6,093
8,851	4.625%, 05/19/22	9,106
580	4.750%, 09/10/18	597
1,500	6.250%, 12/01/17	1,532
4,000	8.000%, 11/01/31	4,830
276	American Express Co., 3.625%, 12/05/24	285
	American Express Credit Corp.,
1,448	2.125%, 03/18/19	1,457
1,001	2.250%, 08/15/19	1,008
250	2.250%, 05/05/21	250
999	2.375%, 05/26/20	1,010
155	2.700%, 03/03/22	157
1,452	Series F, 2.600%, 09/14/20	1,476
	American Honda Finance Corp.,
320	2.300%, 09/09/26	302
500	2.900%, 02/16/24	509
835	7.625%, 10/01/18 (e)	900
	Capital One Financial Corp.,
200	3.200%, 02/05/25	197
333	3.750%, 04/24/24	342
840	3.750%, 07/28/26	825
1,356	4.200%, 10/29/25	1,382
	Caterpillar Financial Services Corp.,
2,000	1.700%, 08/09/21	1,957
850	1.931%, 10/01/21	838
1,242	2.100%, 06/09/19	1,249
581	2.850%, 06/01/22	594
381	FirstCash, Inc., 5.375%, 06/01/24 (e)	390
	Ford Motor Credit Co. LLC,
1,592	2.145%, 01/09/18	1,596
476	2.551%, 10/05/18	479
687	3.219%, 01/09/22	692
490	3.339%, 03/28/22	496
17,229	3.810%, 01/09/24	17,497
	General Motors Financial Co., Inc.,
2,000	3.450%, 01/14/22	2,027
171	3.700%, 05/09/23	172
1,000	3.950%, 04/13/24	1,002
616	4.000%, 10/06/26	608
1,000	4.300%, 07/13/25	1,013
7,978	4.350%, 01/17/27	8,068
400	HSBC Finance Corp., 7.350%, 11/27/32	523
2,340	HSBC USA, Inc., 1.625%, 01/16/18	2,340
600	ILFC E-Capital Trust II, VAR, 4.910%, 12/21/65 (e)	579
	John Deere Capital Corp.,
290	1.700%, 01/15/20	289
870	2.050%, 03/10/20	874
1,000	2.650%, 06/10/26	980
150	2.800%, 03/06/23	152
559	3.350%, 06/12/24	581
610	Series 14, 2.450%, 09/11/20	619

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Finance — continued
5,660	Navient Corp., 8.450%, 06/15/18	6,003
	Synchrony Financial,
834	3.700%, 08/04/26	805
250	4.250%, 08/15/24	256
	Toyota Motor Credit Corp.,
400	1.550%, 10/18/19	398
720	2.600%, 01/11/22	729
2,980	2.900%, 04/17/24	3,006

		100,780

	Diversified Financial Services — 0.9%
7,289	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	7,289
900	AIG Global Funding, 1.900%, 10/06/21 (e)	880
	Berkshire Hathaway, Inc.,
1,221	2.750%, 03/15/23	1,234
475	3.000%, 02/11/23	490
800	CK Hutchison International Ltd., (Hong Kong), 2.875%, 04/05/22 (e)	805
2,450	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	2,131
	GE Capital International Funding Co. Unlimited Co.,
1,126	2.342%, 11/15/20	1,137
5,562	3.373%, 11/15/25	5,802
8,695	4.418%, 11/15/35	9,358
	Hutchison Whampoa International 12 II Ltd., (Hong Kong),
437	2.000%, 11/08/17 (e)	438
257	3.250%, 11/08/22 (e)	263
	National Rural Utilities Cooperative Finance Corp.,
350	2.950%, 02/07/24	355
2,675	3.050%, 02/15/22	2,757
170	10.375%, 11/01/18	190
	Nationwide Building Society, (United Kingdom),
8,095	2.450%, 07/27/21 (e)	8,100
300	4.000%, 09/14/26 (e)	301
5,475	P FIN II, LLC, 0.000%, 05/20/22	5,475
	Shell International Finance BV, (Netherlands),
2,545	2.125%, 05/11/20	2,566
1,098	2.500%, 09/12/26	1,057
4,045	2.875%, 05/10/26	4,012
4,258	3.750%, 09/12/46	4,033
4,355	4.000%, 05/10/46	4,295
2,500	4.300%, 09/22/19	2,642
	Siemens Financieringsmaatschappij NV, (Germany),
2,150	2.000%, 09/15/23 (e)	2,076
9,900	2.350%, 10/15/26 (e)	9,388
756	2.900%, 05/27/22 (e)	776
300	6.125%, 08/17/26 (e)	372

		78,222

	Insurance — 0.7%
651	Allstate Corp. (The), 3.150%, 06/15/23	671
	American International Group, Inc.,
1,500	2.300%, 07/16/19	1,510
2,041	3.875%, 01/15/35	1,960
1,200	4.700%, 07/10/35	1,270
3,750	4.800%, 07/10/45	4,008
240	Aon Corp., 6.250%, 09/30/40	299
	Arch Capital Finance LLC,
386	4.011%, 12/15/26	402
918	5.031%, 12/15/46	1,025
1,407	Athene Global Funding, 2.750%, 04/20/20 (e)	1,414
500	Berkshire Hathaway Finance Corp., 5.750%, 01/15/40	637
315	Chubb Corp. (The), 5.750%, 05/15/18	328
2,067	Chubb INA Holdings, Inc., 2.875%, 11/03/22	2,112
	CNA Financial Corp.,
373	3.950%, 05/15/24	389
271	4.500%, 03/01/26	293
	CNO Financial Group, Inc.,
1,156	4.500%, 05/30/20	1,197
1,255	5.250%, 05/30/25	1,316
771	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	792
1,000	Great-West Lifeco Finance Delaware LP, (Canada), 4.150%, 06/03/47 (e)	993
900	Guardian Life Global Funding, 2.500%, 05/08/22 (e)	902
271	Guardian Life Insurance Co. of America (The), 4.850%, 01/24/77 (e)	279
	Jackson National Life Global Funding,
1,775	1.875%, 10/15/18 (e)	1,781
400	2.200%, 01/30/20 (e)	401
575	3.250%, 01/30/24 (e)	586

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — continued
	Liberty Mutual Group, Inc.,
1,000	6.500%, 03/15/35 (e)	1,239
375	6.500%, 05/01/42 (e)	479
100	7.000%, 03/15/34 (e)	127
920	7.800%, 03/15/37 (e)	1,113
1,100	Lincoln National Corp., 3.350%, 03/09/25	1,105
2,684	Manulife Financial Corp., (Canada), 4.150%, 03/04/26	2,855
	Marsh & McLennan Cos., Inc.,
1,271	2.350%, 03/06/20	1,283
433	2.750%, 01/30/22	439
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	179
2,085	MassMutual Global Funding II, 2.500%, 10/17/22 (e)	2,080
	MetLife, Inc.,
1,592	3.600%, 11/13/25	1,661
869	4.050%, 03/01/45	876
700	6.375%, 06/15/34	913
	Metropolitan Life Global Funding I,
924	1.550%, 09/13/19 (e)	915
400	2.300%, 04/10/19 (e)	404
1,820	3.000%, 01/10/23 (e)	1,852
649	3.875%, 04/11/22 (e)	690
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	2,070
1,200	9.375%, 08/15/39 (e)	1,991
	New York Life Global Funding,
1,600	1.700%, 09/14/21 (e)	1,561
968	1.950%, 02/11/20 (e)	970
2,039	2.150%, 06/18/19 (e)	2,053
3,500	2.350%, 07/14/26 (e)	3,358
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	423
1,605	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	2,597
	Pricoa Global Funding I,
1,489	1.600%, 05/29/18 (e)	1,489
1,337	2.200%, 06/03/21 (e)	1,329
	Principal Life Global Funding II,
744	2.250%, 10/15/18 (e)	749
586	3.000%, 04/18/26 (e)	580
	Prudential Financial, Inc.,
205	5.375%, 06/21/20	225
1,200	Series B, 5.750%, 07/15/33	1,441
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	200
	Teachers Insurance & Annuity Association of America,
800	4.270%, 05/15/47 (e)	816
500	4.900%, 09/15/44 (e)	560
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	942

		66,129

	Thrifts & Mortgage Finance — 0.1%
	BPCE SA, (France),
2,145	1.625%, 01/26/18	2,142
250	3.375%, 12/02/26	253
2,000	5.700%, 10/22/23 (e)	2,219
950	Ladder Capital Finance Holdings LLLP, 5.250%, 03/15/22 (e)	975
4,224	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	4,229
2,299	Radian Group, Inc., 7.000%, 03/15/21	2,581

		12,399

	Total Financials	684,860

	Health Care — 1.9%
	Biotechnology — 0.3%
	AbbVie, Inc.,
1,523	2.000%, 11/06/18	1,528
205	2.300%, 05/14/21	205
653	3.200%, 11/06/22	669
600	3.200%, 05/14/26	592
500	3.600%, 05/14/25	511
158	4.300%, 05/14/36	159
1,630	4.450%, 05/14/46	1,627
4,432	4.500%, 05/14/35	4,577
	Amgen, Inc.,
640	3.625%, 05/15/22	671
1,700	3.625%, 05/22/24	1,783
558	4.563%, 06/15/48	570
1,914	4.663%, 06/15/51	1,978
150	5.700%, 02/01/19	160
1,333	Baxalta, Inc., 3.600%, 06/23/22	1,383
700	Biogen, Inc., 2.900%, 09/15/20	716
	Celgene Corp.,
1,456	3.625%, 05/15/24	1,507
1,400	5.700%, 10/15/40	1,599
	Gilead Sciences, Inc.,
441	2.500%, 09/01/23	434

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Biotechnology — continued
1,700	3.250%, 09/01/22	1,762
680	3.500%, 02/01/25	701
1,546	3.650%, 03/01/26	1,587
1,106	3.700%, 04/01/24	1,154
4,850	4.150%, 03/01/47	4,678

		30,551

	Health Care Equipment & Supplies — 0.2%
	Becton Dickinson and Co.,
2,071	2.675%, 12/15/19	2,096
163	3.734%, 12/15/24	166
400	6.000%, 05/15/39	452
1,600	Covidien International Finance SA, 4.200%, 06/15/20	1,703
2,195	Danaher Corp., 3.350%, 09/15/25	2,283
1,947	Hologic, Inc., 5.250%, 07/15/22 (e)	2,044
240	Mallinckrodt International Finance SA, 3.500%, 04/15/18	241
	Medtronic, Inc.,
1,000	3.500%, 03/15/25	1,043
2,001	4.375%, 03/15/35	2,158
217	4.625%, 03/15/45	241
350	Stryker Corp., 4.100%, 04/01/43	342
	Teleflex, Inc.,
659	4.875%, 06/01/26	676
1,755	5.250%, 06/15/24	1,816

		15,261

	Health Care Providers & Services — 0.7%
	Aetna, Inc.,
546	2.800%, 06/15/23	546
224	4.500%, 05/15/42	242
	Anthem, Inc.,
577	3.125%, 05/15/22	590
1,505	3.300%, 01/15/23	1,542
687	Ascension Health, 3.945%, 11/15/46	682
815	Cardinal Health, Inc., 2.400%, 11/15/19	821
	Centene Corp.,
1,884	4.750%, 05/15/22	1,965
1,430	4.750%, 01/15/25	1,476
2,675	5.625%, 02/15/21	2,794
1,960	6.125%, 02/15/24	2,130
1,167	Community Health Systems, Inc., 6.250%, 03/31/23	1,206
	Express Scripts Holding Co.,
198	3.000%, 07/15/23	197
1,250	3.500%, 06/15/24	1,254
1,000	4.500%, 02/25/26	1,050
	Fresenius Medical Care US Finance II, Inc., (Germany),
660	4.125%, 10/15/20 (e)	690
690	4.750%, 10/15/24 (e)	728
346	5.625%, 07/31/19 (e)	369
1,314	5.875%, 01/31/22 (e)	1,459
1,250	6.500%, 09/15/18 (e)	1,314
	Fresenius Medical Care US Finance, Inc., (Germany),
750	5.750%, 02/15/21 (e)	827
1,000	6.875%, 07/15/17	1,005
	HCA, Inc.,
947	3.750%, 03/15/19	967
1,050	4.250%, 10/15/19	1,093
1,420	4.500%, 02/15/27	1,461
1,176	4.750%, 05/01/23	1,255
2,050	5.000%, 03/15/24	2,196
950	5.250%, 04/15/25	1,037
725	5.250%, 06/15/26	787
1,352	5.375%, 02/01/25	1,421
2,557	5.875%, 03/15/22	2,838
2,810	6.500%, 02/15/20	3,088
2,434	IASIS Healthcare LLC, 8.375%, 05/15/19	2,464
400	Kaiser Foundation Hospitals, 3.500%, 04/01/22	420
1,265	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	1,290
	LifePoint Health, Inc.,
319	5.375%, 05/01/24 (e)	323
1,216	5.500%, 12/01/21	1,263
	Memorial Sloan-Kettering Cancer Center,
225	4.125%, 07/01/52	226
785	Series 2015, 4.200%, 07/01/55	802
822	Molina Healthcare, Inc., 4.875%, 06/15/25 (e)	828
363	Providence St Joseph Health Obligated Group, Series H, 2.746%, 10/01/26	350
174	Quest Diagnostics, Inc., 3.450%, 06/01/26	175
	Tenet Healthcare Corp.,
2,103	4.375%, 10/01/21	2,159
2,223	4.500%, 04/01/21	2,281
210	4.750%, 06/01/20	217
1,962	6.000%, 10/01/20	2,102

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
1,050	6.250%, 11/01/18	1,109
500	VAR, 4.631%, 06/15/20	504
1,075	Texas Health Resources, 4.330%, 11/15/55	1,116
	UnitedHealth Group, Inc.,
2,500	2.875%, 12/15/21	2,569
125	3.350%, 07/15/22	131
806	3.375%, 11/15/21	844
98	4.625%, 07/15/35	110
1,390	6.000%, 02/15/18	1,433
3,170	WellCare Health Plans, Inc., 5.250%, 04/01/25	3,340

		65,086

	Health Care Technology — 0.1%
	Quintiles IMS, Inc.,
980	4.875%, 05/15/23 (e)	1,007
2,485	5.000%, 10/15/26 (e)	2,565

		3,572

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
834	2.950%, 09/19/26	815
628	3.150%, 01/15/23	640

		1,455

	Pharmaceuticals — 0.6%
	Allergan Funding SCS,
542	3.850%, 06/15/24	564
8,052	4.550%, 03/15/35	8,337
500	Allergan, Inc., 2.800%, 03/15/23	497
1,100	Bayer US Finance LLC, (Germany), 2.375%, 10/08/19 (e)	1,111
	Concordia International Corp., (Canada),
1,161	7.000%, 04/15/23 (e)	235
1,893	9.000%, 04/01/22 (e)	1,410
	Endo Dac,
1,336	5.875%, 10/15/24 (e)	1,381
2,425	6.000%, 02/01/25 (e)	2,173
	GlaxoSmithKline Capital, Inc., (United Kingdom),
400	5.375%, 04/15/34	475
920	6.375%, 05/15/38	1,235
2,000	Johnson & Johnson, 2.450%, 03/01/26	1,958
562	Merck & Co., Inc., 2.800%, 05/18/23	575
	Mylan NV,
1,000	3.150%, 06/15/21	1,019
1,000	5.250%, 06/15/46	1,058
2,705	Novartis Capital Corp., (Switzerland), 3.400%, 05/06/24	2,836
1,500	Pfizer, Inc., 2.750%, 06/03/26	1,479
745	Pharmacia LLC, 6.600%, 12/01/28	984
450	Roche Holdings, Inc., (Switzerland), 2.250%, 09/30/19 (e)	454
1,057	Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/23	1,048
16,573	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 3.150%, 10/01/26	15,588
	Valeant Pharmaceuticals International, Inc.,
35	5.500%, 03/01/23 (e)	28
2,443	5.875%, 05/15/23 (e)	1,990
1,755	6.375%, 10/15/20 (e)	1,643
786	6.500%, 03/15/22 (e)	825
1,495	6.750%, 08/15/21 (e)	1,345
2,750	7.000%, 03/15/24 (e)	2,908
3,515	7.250%, 07/15/22 (e)	3,120

		56,276

	Total Health Care	172,201

	Industrials — 2.0%
	Aerospace & Defense — 0.4%
589	Airbus Group Finance BV, (France), 2.700%, 04/17/23 (e)	595
	Airbus SE, (France),
655	3.150%, 04/10/27 (e)	665
150	3.950%, 04/10/47 (e)	153
	Arconic, Inc.,
2,820	5.125%, 10/01/24	2,998
1,581	5.400%, 04/15/21	1,702
351	5.720%, 02/23/19	372
3,364	5.870%, 02/23/22	3,675
639	6.150%, 08/15/20	702
2,265	6.750%, 01/15/28	2,545
	BAE Systems Holdings, Inc., (United Kingdom),
1,350	3.800%, 10/07/24 (e)	1,407
145	6.375%, 06/01/19 (e)	157
400	Boeing Co. (The), 6.125%, 02/15/33	523
2,038	Bombardier, Inc., (Canada), 8.750%, 12/01/21 (e)	2,261
308	General Dynamics Corp., 1.875%, 08/15/23	298
2,745	L3 Technologies, Inc., 3.850%, 12/15/26	2,827
	Lockheed Martin Corp.,
600	3.800%, 03/01/45	587

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Aerospace & Defense — continued
1,311	4.070%, 12/15/42	1,332
155	Series B, 6.150%, 09/01/36	200
1,000	Orbital ATK, Inc., 5.500%, 10/01/23	1,045
3,035	Precision Castparts Corp., 3.250%, 06/15/25	3,121
	Raytheon Co.,
280	3.150%, 12/15/24	289
730	4.875%, 10/15/40	845
	Rockwell Collins, Inc.,
420	3.200%, 03/15/24	426
4,986	4.350%, 04/15/47	5,173
570	Textron, Inc., 3.650%, 03/15/27	576
689	TransDigm, Inc., 6.500%, 05/15/25 (e)	714
2,471	United Technologies Corp., 4.500%, 06/01/42	2,681

		37,869

	Air Freight & Logistics — 0.0% (g)
669	FedEx Corp., 3.900%, 02/01/35	658
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	338

		996

	Airlines — 0.0% (g)
1,375	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	1,438
1,808	United Continental Holdings, Inc., 5.000%, 02/01/24	1,835

		3,273

	Building Products — 0.2%
200	CRH America Finance, Inc., (Ireland), 3.400%, 05/09/27 (e)	201
3,863	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	3,506
	Johnson Controls International plc,
453	3.900%, 02/14/26	478
1,390	5.700%, 03/01/41	1,616
323	SUB, 3.625%, 07/02/24	336
1,180	SUB, 4.950%, 07/02/64	1,254
865	Masonite International Corp., Class C, 5.625%, 03/15/23 (e)	908
	Standard Industries, Inc.,
1,700	5.375%, 11/15/24 (e)	1,787
639	5.500%, 02/15/23 (e)	673
2,205	6.000%, 10/15/25 (e)	2,382
330	Summit Materials LLC, 5.125%, 06/01/25 (e)	334
803	USG Corp., 4.875%, 06/01/27 (e)	811

		14,286

	Commercial Services & Supplies — 0.3%
1,283	ACCO Brands Corp., 5.250%, 12/15/24 (e)	1,325
	ADT Corp. (The),
1,750	3.500%, 07/15/22	1,711
7,228	4.125%, 06/15/23	7,210
350	5.250%, 03/15/20	369
1,257	Aramark Services, Inc., 5.125%, 01/15/24	1,326
1,200	Brambles USA, Inc., (Australia), 5.350%, 04/01/20 (e)	1,289
	Covanta Holding Corp.,
750	5.875%, 03/01/24	741
158	5.875%, 07/01/25	154
1,500	6.375%, 10/01/22	1,543
675	GW Honos Security Corp., (Canada), 8.750%, 05/15/25 (e)	695
5,494	ILFC E-Capital Trust I, VAR, 4.660%, 12/21/65 (e)	5,274
790	Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21 (e)	818
	Nielsen Finance LLC,
655	4.500%, 10/01/20	666
2,352	5.000%, 04/15/22 (e)	2,420
	Quebecor World Capital Corp.,
1,160	0.000%, 03/15/16 (d)	—	(h)
1,145	6.125%, 01/15/16 (d)	—	(h)
	Republic Services, Inc.,
245	2.900%, 07/01/26	241
348	3.550%, 06/01/22	364
190	4.750%, 05/15/23	211
	Waste Management, Inc.,
248	2.400%, 05/15/23	245
936	3.125%, 03/01/25	951
535	3.500%, 05/15/24	559
294	3.900%, 03/01/35	300

		28,412

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc., (Switzerland),
303	2.875%, 05/08/22	311
326	4.375%, 05/08/42	348
	AECOM,
5,463	5.125%, 03/15/27 (e)	5,443
791	5.875%, 10/15/24	848
360	Fluor Corp., 3.375%, 09/15/21	376

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Construction & Engineering — continued
3,465	MasTec, Inc., 4.875%, 03/15/23	3,491
1,613	Tutor Perini Corp., 6.875%, 05/01/25 (e)	1,687

		12,504

	Electrical Equipment — 0.1%
	Eaton Corp.,
900	2.750%, 11/02/22	912
550	5.600%, 05/15/18	570
2,547	EnerSys, 5.000%, 04/30/23 (e)	2,627
	Sensata Technologies BV,
1,000	4.875%, 10/15/23 (e)	1,017
554	5.000%, 10/01/25 (e)	575
170	5.625%, 11/01/24 (e)	183

		5,884

	Industrial Conglomerates — 0.1%
	General Electric Co.,
251	2.700%, 10/09/22	257
215	3.150%, 09/07/22	224
250	3.450%, 05/15/24	263
85	5.300%, 02/11/21	95
94	5.500%, 01/08/20	103
1,110	5.875%, 01/14/38	1,428
JPY 100,000	Series 15BR, 2.215%, 11/20/20	953
155	Series A, 6.750%, 03/15/32	214
999	Pentair Finance SA, (United Kingdom), 2.900%, 09/15/18	1,013
8,959	Roper Technologies, Inc., 3.800%, 12/15/26	9,245

		13,795

	Machinery — 0.1%
1,000	Bluewater Holding BV, (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	865
1,515	Briggs & Stratton Corp., 6.875%, 12/15/20	1,666
	Caterpillar, Inc.,
198	2.600%, 06/26/22	201
680	3.803%, 08/15/42	675
	Illinois Tool Works, Inc.,
1,999	3.900%, 09/01/42	2,068
105	4.875%, 09/15/41	121
120	Ingersoll-Rand Co., 7.200%, 06/01/25	137
	Oshkosh Corp.,
1,400	5.375%, 03/01/22	1,458
220	5.375%, 03/01/25	230
	Parker-Hannifin Corp.,
438	3.300%, 11/21/24	454
440	6.250%, 05/15/38	574
544	Tennant Co., 5.625%, 05/01/25 (e)	567
1,749	Terex Corp., 5.625%, 02/01/25 (e)	1,793

		10,809

	Professional Services — 0.1%
820	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	832
391	Booz Allen Hamilton, Inc., 5.125%, 05/01/25 (e)	400
244	FTI Consulting, Inc., 6.000%, 11/15/22	253
	IHS Markit Ltd.,
1,408	4.750%, 02/15/25 (e)	1,478
2,110	5.000%, 11/01/22 (e)	2,261

		5,224

	Road & Rail — 0.4%
	Ashtead Capital, Inc., (United Kingdom),
4,890	5.625%, 10/01/24 (e)	5,220
1,058	6.500%, 07/15/22 (e)	1,096
	Burlington Northern Santa Fe LLC,
162	3.000%, 03/15/23	167
2,500	3.050%, 09/01/22	2,589
510	4.375%, 09/01/42	547
1,630	4.700%, 09/01/45	1,833
750	6.150%, 05/01/37	982
1,150	6.700%, 08/01/28	1,511
100	7.082%, 05/13/29	133
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,253
	Canadian Pacific Railway Co., (Canada),
1,680	4.500%, 01/15/22	1,810
1,456	6.125%, 09/15/15[1]	1,801
165	7.250%, 05/15/19	181
280	9.450%, 08/01/21	351
	CSX Corp.,
875	2.600%, 11/01/26	843
583	3.250%, 06/01/27	590
284	3.950%, 05/01/50	272
	ERAC USA Finance LLC,
470	2.700%, 11/01/23 (e)	456
200	3.300%, 10/15/22 (e)	204
250	6.375%, 10/15/17 (e)	254
800	6.700%, 06/01/34 (e)	985
291	7.000%, 10/15/37 (e)	369
460	JB Hunt Transport Services, Inc., 3.850%, 03/15/24	481

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Road & Rail — continued
	Norfolk Southern Corp.,
462	2.903%, 02/15/23	469
1,415	3.250%, 12/01/21	1,469
506	6.000%, 05/23/11[2]	604
	Park Aerospace Holdings Ltd., (Ireland),
782	5.250%, 08/15/22 (e)	821
811	5.500%, 02/15/24 (e)	854
1,767	Penske Truck Leasing Co. LP, 3.375%, 02/01/22 (e)	1,819
	Ryder System, Inc.,
500	2.450%, 11/15/18	504
325	2.450%, 09/03/19	328
840	2.650%, 03/02/20	849
200	Transnet SOC Ltd., (South Africa), Reg. S, 4.000%, 07/26/22	196
	Union Pacific Corp.,
180	2.750%, 04/15/23	183
161	4.163%, 07/15/22	175
283	4.300%, 06/15/42	297

		32,496

	Trading Companies & Distributors — 0.2%
2,025	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	1,696
	Air Lease Corp.,
445	2.125%, 01/15/20	445
242	3.000%, 09/15/23	241
100	3.625%, 04/01/27	100
	Aircastle Ltd.,
620	4.125%, 05/01/24	631
1,196	5.000%, 04/01/23	1,278
1,647	5.125%, 03/15/21	1,764
475	5.500%, 02/15/22	515
213	6.250%, 12/01/19	231
1,885	7.625%, 04/15/20	2,135
1,000	Aviation Capital Group Corp., 2.875%, 01/20/22 (e)	999
200	Fly Leasing Ltd., (Ireland), 6.750%, 12/15/20	212
1,000	International Lease Finance Corp., 8.625%, 01/15/22	1,240
	United Rentals North America, Inc.,
2,178	4.625%, 07/15/23	2,267
305	5.500%, 07/15/25	322
240	5.500%, 05/15/27	247
1,220	5.750%, 11/15/24	1,290
1,040	5.875%, 09/15/26	1,102
1,500	6.125%, 06/15/23	1,583
680	WESCO Distribution, Inc., 5.375%, 06/15/24	707
791	WW Grainger, Inc., 4.600%, 06/15/45	850

		19,855

	Total Industrials	185,403

	Information Technology — 2.4%
	Communications Equipment — 0.3%
	Avaya, Inc.,
9,230	7.000%, 04/01/19 (d) (e)	7,545
2,390	10.500%, 03/01/21 (d) (e)	299
	Cisco Systems, Inc.,
6,500	2.200%, 02/28/21	6,548
149	2.900%, 03/04/21	153
3,751	3.000%, 06/15/22	3,880
500	5.500%, 01/15/40	623
375	5.900%, 02/15/39	486
	CommScope Technologies LLC,
1,260	5.000%, 03/15/27 (e)	1,260
2,355	6.000%, 06/15/25 (e)	2,503
1,000	CommScope, Inc., 5.500%, 06/15/24 (e)	1,049
1,868	Goodman Networks, Inc., 12.225%, 07/01/18 (d)	691
1,178	Harris Corp., 4.854%, 04/27/35	1,286
	Nokia OYJ, (Finland),
783	5.375%, 05/15/19	828
1,448	6.625%, 05/15/39	1,635
930	Plantronics, Inc., 5.500%, 05/31/23 (e)	965

		29,751

	Electronic Equipment, Instruments & Components — 0.1%
1,380	Anixter, Inc., 5.500%, 03/01/23	1,466
	Arrow Electronics, Inc.,
653	4.000%, 04/01/25	666
250	6.000%, 04/01/20	273
100	7.500%, 01/15/27	123
	CDW LLC,
1,000	5.000%, 09/01/23	1,032
3,118	5.000%, 09/01/25	3,212
1,000	5.500%, 12/01/24	1,080

		7,852

	Internet Software & Services — 0.1%
	eBay, Inc.,
2,491	2.600%, 07/15/22	2,490

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Internet Software & Services — continued
1,742	3.450%, 08/01/24	1,773
	Match Group, Inc.,
280	6.375%, 06/01/24	305
500	6.750%, 12/15/22	524
	Zayo Group LLC,
834	5.750%, 01/15/27 (e)	880
2,000	6.000%, 04/01/23	2,115

		8,087

	IT Services — 0.2%
2,200	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	2,228
517	DXC Technology Co., 4.250%, 04/15/24 (e)	537
	First Data Corp.,
6,980	5.000%, 01/15/24 (e)	7,233
337	5.375%, 08/15/23 (e)	354
500	5.750%, 01/15/24 (e)	529
1,849	Gartner, Inc., 5.125%, 04/01/25 (e)	1,932
	International Business Machines Corp.,
720	4.000%, 06/20/42	718
770	5.875%, 11/29/32	992
650	7.000%, 10/30/25	831
1,350	Visa, Inc., 2.800%, 12/14/22	1,383
	Western Union Co. (The),
1,200	3.600%, 03/15/22	1,227
300	6.200%, 06/21/40	312

		18,276

	Semiconductors & Semiconductor Equipment — 0.4%
	Analog Devices, Inc.,
366	3.125%, 12/05/23	373
5,010	3.500%, 12/05/26	5,071
563	4.500%, 12/05/36	572
	Broadcom Corp.,
2,108	3.625%, 01/15/24 (e)	2,146
8,498	3.875%, 01/15/27 (e)	8,624
	Intel Corp.,
825	2.600%, 05/19/26	802
565	2.700%, 12/15/22	575
605	3.100%, 07/29/22	630
326	3.700%, 07/29/25	345
3,915	4.100%, 05/11/47	4,003
	Micron Technology, Inc.,
3,000	5.250%, 08/01/23 (e)	3,082
626	5.250%, 01/15/24 (e)	645
239	5.500%, 02/01/25	249
126	5.875%, 02/15/22	132
946	7.500%, 09/15/23	1,057
	NXP BV, (Netherlands),
1,298	4.125%, 06/15/20 (e)	1,366
2,386	4.125%, 06/01/21 (e)	2,517
1,485	4.625%, 06/15/22 (e)	1,604
500	5.750%, 03/15/23 (e)	529
	Qorvo, Inc.,
1,307	6.750%, 12/01/23	1,431
300	7.000%, 12/01/25	338
	QUALCOMM, Inc.,
139	2.600%, 01/30/23	139
1,003	3.250%, 05/20/27	1,000
1,578	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	1,720
2,074	Versum Materials, Inc., 5.500%, 09/30/24 (e)	2,178

		41,128

	Software — 0.7%
600	Genesys Telecommunications Laboratories, Inc., 10.000%, 11/30/24 (e)	672
	Microsoft Corp.,
25	2.375%, 02/12/22	25
11	2.375%, 05/01/23	11
5,265	2.650%, 11/03/22	5,381
1,045	2.875%, 02/06/24	1,064
14,901	3.300%, 02/06/27	15,397
2,000	3.450%, 08/08/36	1,958
870	4.100%, 02/06/37	925
2,575	4.450%, 11/03/45	2,809
595	4.500%, 10/01/40	662
762	4.500%, 02/06/57	822
	Open Text Corp., (Canada),
787	5.625%, 01/15/23 (e)	827
2,606	5.875%, 06/01/26 (e)	2,790
	Oracle Corp.,
495	2.400%, 09/15/23	490
787	2.500%, 05/15/22	797
1,821	2.500%, 10/15/22	1,837
1,500	3.900%, 05/15/35	1,529
9,500	4.000%, 07/15/46	9,433
4,818	4.300%, 07/08/34	5,153
5,215	4.375%, 05/15/55	5,380

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Software — continued
241	5.375%, 07/15/40	290
2,056	Symantec Corp., 5.000%, 04/15/25 (e)	2,133

		60,385

	Technology Hardware, Storage & Peripherals — 0.6%
	Apple, Inc.,
2,348	2.150%, 02/09/22	2,343
1,648	2.400%, 05/03/23	1,640
1,000	2.500%, 02/09/25	981
2,580	2.700%, 05/13/22	2,639
1,270	2.850%, 05/06/21	1,310
1,757	3.000%, 02/09/24	1,797
1,143	3.200%, 05/11/27	1,158
372	3.250%, 02/23/26	381
9,173	3.350%, 02/09/27	9,412
7,945	3.850%, 08/04/46	7,827
1,123	4.500%, 02/23/36	1,249
	Diamond 1 Finance Corp.,
5	3.480%, 06/01/19 (e)	5
411	4.420%, 06/15/21 (e)	433
2,119	5.450%, 06/15/23 (e)	2,301
2,721	5.875%, 06/15/21 (e)	2,876
5,489	6.020%, 06/15/26 (e)	6,054
2,246	7.125%, 06/15/24 (e)	2,503
831	Diebold Nixdorf, Inc., 8.500%, 04/15/24	933
	EMC Corp.,
2,190	2.650%, 06/01/20	2,159
5,708	3.375%, 06/01/23	5,537
141	HP, Inc., 6.000%, 09/15/41	150
	Western Digital Corp.,
1,680	7.375%, 04/01/23 (e)	1,839
3,918	10.500%, 04/01/24	4,594

		60,121

	Total Information Technology	225,600

	Materials — 1.9%
	Chemicals — 0.6%
	Agrium, Inc., (Canada),
511	4.125%, 03/15/35	502
1,875	5.250%, 01/15/45	2,108
	Air Liquide Finance SA, (France),
1,325	1.750%, 09/27/21 (e)	1,293
14,795	2.250%, 09/27/23 (e)	14,225
873	Axalta Coating Systems LLC, 4.875%, 08/15/24 (e)	894
4,184	Blue Cube Spinco, Inc., 10.000%, 10/15/25	5,188
	CF Industries, Inc.,
623	3.400%, 12/01/21 (e)	629
2,250	3.450%, 06/01/23	2,107
1,075	4.500%, 12/01/26 (e)	1,109
2,190	5.150%, 03/15/34	2,026
293	5.375%, 03/15/44	264
855	Chemours Co. (The), 6.625%, 05/15/23	913
845	CVR Partners LP, 9.250%, 06/15/23 (e)	876
	Dow Chemical Co. (The),
121	3.000%, 11/15/22	124
121	4.125%, 11/15/21	129
	Ecolab, Inc.,
363	1.450%, 12/08/17	363
892	2.250%, 01/12/20	898
1,027	3.250%, 01/14/23	1,063
	EI du Pont de Nemours & Co.,
851	4.900%, 01/15/41	948
625	6.500%, 01/15/28	789
179	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	204
967	Hexion, Inc., 6.625%, 04/15/20	899
328	Koppers, Inc., 6.000%, 02/15/25 (e)	345
705	Monsanto Co., 4.700%, 07/15/64	694
	Mosaic Co. (The),
783	4.250%, 11/15/23	824
429	4.875%, 11/15/41	404
364	5.450%, 11/15/33	383
100	5.625%, 11/15/43	102
4,100	OCP SA, (Morocco), Reg. S, 5.625%, 04/25/24	4,438
1,830	Olin Corp., 5.125%, 09/15/27	1,892
2,948	PolyOne Corp., 5.250%, 03/15/23	3,095
685	Praxair, Inc., 2.650%, 02/05/25	682
	Scotts Miracle-Gro Co. (The),
878	5.250%, 12/15/26	911
375	6.000%, 10/15/23	402
	Sherwin-Williams Co. (The),
5,177	3.125%, 06/01/24	5,216
340	3.450%, 06/01/27	343
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,695
584	Valvoline, Inc., 5.500%, 07/15/24 (e)	615
	WR Grace & Co.-Conn,
300	5.125%, 10/01/21 (e)	319
100	5.625%, 10/01/24 (e)	108

		60,019

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Construction Materials — 0.2%
	Cemex SAB de CV, (Mexico),
1,260	5.700%, 01/11/25 (e)	1,321
555	6.125%, 05/05/25 (e)	597
6,360	7.750%, 04/16/26 (e)	7,222
1,249	CRH America, Inc., (Ireland), 5.125%, 05/18/45 (e)	1,409
801	Martin Marietta Materials, Inc., 3.450%, 06/01/27	800
	US Concrete, Inc.,
55	6.375%, 06/01/24 (e)	57
770	6.375%, 06/01/24	805
1,800	Votorantim Cimentos SA, (Brazil), Reg. S, 7.250%, 04/05/41	1,768

		13,979

	Containers & Packaging — 0.3%
2,200	Ardagh Packaging Finance plc, (Ireland), 4.250%, 09/15/22 (e)	2,248
	Ball Corp.,
1,550	4.000%, 11/15/23	1,579
900	4.375%, 12/15/20	946
1,150	5.000%, 03/15/22	1,229
1,690	5.250%, 07/01/25	1,836
750	Berry Plastics Corp., 5.125%, 07/15/23	786
1,050	Cascades, Inc., (Canada), 5.500%, 07/15/22 (e)	1,068
	Crown Americas LLC,
1,850	4.250%, 09/30/26 (e)	1,818
966	4.500%, 01/15/23	1,007
	Graphic Packaging International, Inc.,
576	4.750%, 04/15/21	603
975	4.875%, 11/15/22	1,028
	International Paper Co.,
1,071	3.000%, 02/15/27	1,033
1,269	8.700%, 06/15/38	1,875
	Sealed Air Corp.,
515	4.875%, 12/01/22 (e)	538
2,365	5.125%, 12/01/24 (e)	2,489
1,250	5.250%, 04/01/23 (e)	1,328
800	5.500%, 09/15/25 (e)	862
275	6.500%, 12/01/20 (e)	307
826	Silgan Holdings, Inc., 5.500%, 02/01/22	849

		23,429

	Metals & Mining — 0.8%
1,999	Alcoa Nederland Holding BV, 6.750%, 09/30/24 (e)	2,159
	Anglo American Capital plc, (United Kingdom),
1,160	4.125%, 04/15/21 (e)	1,193
1,615	4.450%, 09/27/20 (e)	1,680
2,618	4.750%, 04/10/27 (e)	2,703
3,164	4.875%, 05/14/25 (e)	3,281
	ArcelorMittal, (Luxembourg),
1,420	6.000%, 08/05/20	1,535
2,285	6.125%, 06/01/25	2,575
8,380	7.000%, 02/25/22	9,428
541	7.750%, 10/15/39	606
1,000	BHP Billiton Finance USA Ltd., (Australia), 5.000%, 09/30/43	1,145
1,642	BlueScope Steel Finance Ltd., (Australia), 6.500%, 05/15/21 (e)	1,738
200	Cia Minera Milpo SAA, (Peru), Reg. S, 4.625%, 03/28/23	202
1,289	Commercial Metals Co., 4.875%, 05/15/23	1,294
	FMG Resources August 2006 Pty. Ltd., (Australia),
1,174	4.750%, 05/15/22 (e)	1,188
1,563	5.125%, 05/15/24 (e)	1,577
	Freeport-McMoRan, Inc.,
2,045	3.100%, 03/15/20	2,012
1,910	3.550%, 03/01/22	1,786
6,310	3.875%, 03/15/23	5,864
3,310	4.000%, 11/14/21	3,231
1,130	4.550%, 11/14/24	1,064
4,900	5.450%, 03/15/43	4,144
100	Glencore Finance Canada Ltd., (Switzerland), 6.900%, 11/15/37 (e)	119
300	Glencore Funding LLC, (Switzerland), 4.625%, 04/29/24 (e)	313
1,141	GTL Trade Finance, Inc., (Brazil), Reg. S, 5.893%, 04/29/24	1,130
876	Kaiser Aluminum Corp., 5.875%, 05/15/24	924
	Nucor Corp.,
1,000	4.000%, 08/01/23	1,065
1,910	6.400%, 12/01/37	2,458
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	774
199	Rio Tinto Finance USA Ltd., (United Kingdom), 9.000%, 05/01/19	226

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
	Steel Dynamics, Inc.,
885	5.000%, 12/15/26	901
1,422	5.125%, 10/01/21	1,466
420	5.250%, 04/15/23	434
870	5.500%, 10/01/24	921
795	6.375%, 08/15/22	824
	Teck Resources Ltd., (Canada),
415	3.000%, 03/01/19	419
1,001	3.750%, 02/01/23	985
4,920	6.125%, 10/01/35	5,117
1,085	8.000%, 06/01/21 (e)	1,177
1,279	8.500%, 06/01/24 (e)	1,482
390	United States Steel Corp., 8.375%, 07/01/21 (e)	428
700	Vale Canada Ltd., (Brazil), 7.200%, 09/15/32	745
	Vale Overseas Ltd., (Brazil),
306	6.250%, 08/10/26	329
1,400	6.875%, 11/21/36	1,503
1,900	Vedanta Resources plc, (India), Reg. S, 6.375%, 07/30/22	1,895

		76,040

	Paper & Forest Products — 0.0% (g)
	Clearwater Paper Corp.,
1,145	4.500%, 02/01/23	1,128
750	5.375%, 02/01/25 (e)	735

		1,863

	Total Materials	175,330

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
	American Tower Corp.,
11,120	3.375%, 10/15/26	10,938
1,300	4.000%, 06/01/25	1,348
	American Tower Trust I,
723	1.551%, 03/15/18 (e)	722
200	3.070%, 03/15/23 (e)	202
	AvalonBay Communities, Inc.,
385	2.900%, 10/15/26	374
323	3.500%, 11/15/25	331
94	3.900%, 10/15/46	91
	Boston Properties LP,
1,278	3.650%, 02/01/26	1,304
1,302	3.800%, 02/01/24	1,351
800	5.625%, 11/15/20	881
	Crown Castle International Corp.,
380	4.000%, 03/01/27	393
761	5.250%, 01/15/23	850
	CyrusOne LP,
1,329	5.000%, 03/15/24 (e)	1,359
414	5.375%, 03/15/27 (e)	426
377	DDR Corp., 4.700%, 06/01/27	382
	Duke Realty LP,
180	3.250%, 06/30/26	178
1,519	3.875%, 10/15/22	1,590
1,100	DuPont Fabros Technology LP, 5.625%, 06/15/23	1,158
849	EPR Properties, 4.500%, 06/01/27	852
	Equinix, Inc.,
1,000	4.875%, 04/01/20	1,026
208	5.375%, 01/01/22	220
3,395	5.750%, 01/01/25	3,667
2,013	5.875%, 01/15/26	2,188
	Equity Commonwealth,
1,865	5.875%, 09/15/20	2,002
300	6.650%, 01/15/18	302
735	ERP Operating LP, 2.850%, 11/01/26	709
1,064	HCP, Inc., 3.875%, 08/15/24	1,086
	Hospitality Properties Trust,
313	4.650%, 03/15/24	326
530	4.950%, 02/15/27	556
3,500	Iron Mountain, Inc., 5.750%, 08/15/24	3,592
1,000	Kimco Realty Corp., 3.800%, 04/01/27	1,000
948	National Retail Properties, Inc., 3.600%, 12/15/26	946
	Prologis LP,
1,236	3.750%, 11/01/25	1,295
350	4.250%, 08/15/23	379
	Realty Income Corp.,
2,018	3.875%, 07/15/24	2,092
601	4.650%, 03/15/47	626
1,420	Scentre Group Trust 1, (Australia), 3.500%, 02/12/25 (e)	1,435
	Simon Property Group LP,
2,328	2.500%, 07/15/21	2,340
492	4.375%, 03/01/21	526
415	6.750%, 02/01/40	549
	Uniti Group, Inc.,
1,584	6.000%, 04/15/23 (e)	1,659

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
855	7.125%, 12/15/24 (e)	857
	Ventas Realty LP,
448	3.500%, 02/01/25	447
588	3.750%, 05/01/24	601
618	3.850%, 04/01/27	622
304	4.125%, 01/15/26	315
	VEREIT Operating Partnership LP,
1,670	4.600%, 02/06/24	1,748
76	4.875%, 06/01/26	80
282	Weyerhaeuser Co., 7.375%, 03/15/32	388

		58,309

	Real Estate Management & Development — 0.0% (g)
420	Kennedy-Wilson, Inc., 5.875%, 04/01/24	437
	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
579	3.125%, 03/20/22 (e)	589
603	3.875%, 03/20/27 (e)	622

		1,648

	Total Real Estate	59,957

	Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 1.8%
	AT&T, Inc.,
1,221	3.000%, 06/30/22	1,228
1,790	3.400%, 05/15/25	1,759
4,202	3.950%, 01/15/25	4,292
13,000	4.125%, 02/17/26	13,294
611	4.300%, 12/15/42	558
466	4.350%, 06/15/45	421
925	4.500%, 05/15/35	895
407	4.750%, 05/15/46	391
4,200	4.800%, 06/15/44	4,046
2,000	5.250%, 03/01/37	2,090
1,030	5.350%, 09/01/40	1,075
4,715	5.450%, 03/01/47	4,979
304	5.500%, 02/01/18	312
306	5.800%, 02/15/19	325
580	6.000%, 08/15/40	646
1,500	6.300%, 01/15/38	1,744
600	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	787
2,025	BellSouth LLC, 6.875%, 10/15/31	2,432
	CCO Holdings LLC,
1,000	5.125%, 05/01/23 (e)	1,052
3,984	5.125%, 05/01/27 (e)	4,076
576	5.250%, 03/15/21	594
696	5.375%, 05/01/25 (e)	737
1,860	5.500%, 05/01/26 (e)	1,966
167	5.750%, 09/01/23	176
6,455	5.750%, 02/15/26 (e)	6,915
5,089	5.875%, 04/01/24 (e)	5,467
592	5.875%, 05/01/27 (e)	630
1,245	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	1,304
1,800	Columbus Cable Barbados Ltd., (Barbados), Reg. S, 7.375%, 03/30/21	1,915
1,075	Consolidated Communications, Inc., 6.500%, 10/01/22	1,068
	Deutsche Telekom International Finance BV, (Germany),
100	6.750%, 08/20/18	106
1,000	8.750%, 06/15/30	1,491
18,799	Embarq Corp., 7.995%, 06/01/36	19,093
	Frontier Communications Corp.,
265	8.500%, 04/15/20	281
1,750	9.250%, 07/01/21	1,783
3,665	11.000%, 09/15/25	3,422
	Intelsat Jackson Holdings SA, (Luxembourg),
5,000	7.250%, 04/01/19	4,775
2,922	7.250%, 10/15/20	2,637
4,200	8.000%, 02/15/24 (e)	4,536
	Level 3 Financing, Inc.,
5,197	5.250%, 03/15/26	5,403
1,162	5.375%, 01/15/24	1,218
2,444	5.625%, 02/01/23	2,551
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	763
1,190	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,136
765	Qwest Corp., 7.250%, 09/15/25	849
400	Sprint Capital Corp., 8.750%, 03/15/32	504
190	Telecom Italia Capital SA, (Italy), 7.721%, 06/04/38	228
	Telefonica Emisiones SAU, (Spain),
7,210	4.103%, 03/08/27	7,452
82	5.134%, 04/27/20	89
1,093	5.213%, 03/08/47	1,149
138	5.462%, 02/16/21	153

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Verizon Communications, Inc.,
934	2.946%, 03/15/22 (e)	947
934	3.450%, 03/15/21	973
590	3.500%, 11/01/24	598
1,300	3.850%, 11/01/42	1,119
2,102	4.150%, 03/15/24	2,224
1,558	4.400%, 11/01/34	1,524
646	4.522%, 09/15/48	608
2,071	4.672%, 03/15/55	1,935
1,288	4.812%, 03/15/39 (e)	1,296
6,516	4.862%, 08/21/46	6,423
2,970	5.012%, 04/15/49 (e)	2,988
257	5.012%, 08/21/54	251
10,022	5.250%, 03/16/37	10,673
	Virgin Media Finance plc, (United Kingdom),
350	5.750%, 01/15/25 (e)	358
1,600	6.375%, 04/15/23 (e)	1,678
395	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/26 (e)	402
	Windstream Services LLC,
1,260	6.375%, 08/01/23	1,069
850	7.750%, 10/01/21	822

		162,681

	Wireless Telecommunication Services — 0.3%
	America Movil SAB de CV, (Mexico),
1,266	3.125%, 07/16/22	1,293
300	6.125%, 03/30/40	365
	Crown Castle Towers LLC,
1,110	3.663%, 05/15/25 (e)	1,133
1,220	6.113%, 01/15/20 (e)	1,321
1,837	Hughes Satellite Systems Corp., 5.250%, 08/01/26	1,890
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	254
3,329	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	3,458
	Sprint Communications, Inc.,
1,722	7.000%, 03/01/20 (e)	1,912
2,160	7.000%, 08/15/20	2,384
619	9.000%, 11/15/18 (e)	679
	Sprint Corp.,
410	7.125%, 06/15/24	461
88	7.250%, 09/15/21	100
189	7.875%, 09/15/23	219
	T-Mobile USA, Inc.,
4,527	5.125%, 04/15/25	4,720
1,195	5.375%, 04/15/27	1,273
806	6.000%, 03/01/23	857
418	6.000%, 04/15/24	450
867	6.125%, 01/15/22	913
1,460	6.375%, 03/01/25	1,582
906	6.500%, 01/15/24	981
1,262	6.500%, 01/15/26	1,393
1,294	6.625%, 04/01/23	1,378
159	6.836%, 04/28/23	170
587	Vodafone Group plc, (United Kingdom), 1.500%, 02/19/18	587

		29,773

	Total Telecommunication Services	192,454

	Utilities — 1.4%
	Electric Utilities — 0.7%
750	AEP Texas, Inc., Series E, 6.650%, 02/15/33	948
	Alabama Power Co.,
234	3.750%, 03/01/45	228
1,250	5.500%, 03/15/41	1,471
891	6.125%, 05/15/38	1,117
589	Arizona Public Service Co., 2.200%, 01/15/20	592
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,030
720	China Southern Power Grid International Finance BVI Co. Ltd., (China), 3.500%, 05/08/27 (e)	718
200	Cleveland Electric Illuminating Co. (The), 5.500%, 08/15/24	231
	DTE Electric Co.,
340	3.900%, 06/01/21	361
381	3.950%, 06/15/42	384
	Duke Energy Carolinas LLC,
3,005	4.300%, 06/15/20	3,219
200	5.250%, 01/15/18	205
1,100	6.050%, 04/15/38	1,422
361	Duke Energy Corp., 2.650%, 09/01/26	344
115	Duke Energy Florida LLC, 5.650%, 06/15/18	120
280	Duke Energy Indiana LLC, 3.750%, 07/15/20	295
	Duke Energy Progress LLC,
607	2.800%, 05/15/22	623

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
200	3.250%, 08/15/25	206
305	4.100%, 05/15/42	316
90	5.300%, 01/15/19	95
500	6.300%, 04/01/38	664
526	Electricite de France SA, (France), 2.150%, 01/22/19 (e)	527
	Enel Finance International NV, (Italy),
690	2.875%, 05/25/22 (e)	690
8,080	4.750%, 05/25/47 (e)	8,121
1,200	5.125%, 10/07/19 (e)	1,280
782	Entergy Corp., 2.950%, 09/01/26	755
	Entergy Louisiana LLC,
3,000	3.050%, 06/01/31	2,904
750	3.120%, 09/01/27	755
	Eskom Holdings SOC Ltd., (South Africa),
200	Reg. S, 6.750%, 08/06/23	209
300	Reg. S, 7.125%, 02/11/25	315
	Exelon Corp.,
1,355	4.450%, 04/15/46	1,383
123	4.950%, 06/15/35	133
600	Florida Power & Light Co., 5.400%, 09/01/35	719
	Hydro-Quebec, (Canada),
1,028	9.400%, 02/01/21	1,268
1,000	Series HK, 9.375%, 04/15/30	1,585
842	Series HY, 8.400%, 01/15/22	1,049
800	Jersey Central Power & Light Co., 6.150%, 06/01/37	951
449	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	489
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,221
	MidAmerican Energy Co.,
657	3.100%, 05/01/27	665
1,046	3.500%, 10/15/24	1,099
	Nevada Power Co.,
626	5.375%, 09/15/40	735
600	7.125%, 03/15/19	656
	NextEra Energy Capital Holdings, Inc.,
398	2.400%, 09/15/19	401
537	3.550%, 05/01/27	546
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	319
	Northern States Power Co.,
173	6.200%, 07/01/37	227
765	6.250%, 06/01/36	1,003
550	Oncor Electric Delivery Co. LLC, 7.250%, 01/15/33	770
	Pacific Gas & Electric Co.,
1,000	3.250%, 06/15/23	1,032
898	3.500%, 06/15/25	932
214	3.750%, 08/15/42	210
267	4.500%, 12/15/41	287
1,010	5.625%, 11/30/17	1,031
	PacifiCorp,
700	2.950%, 02/01/22	718
880	5.750%, 04/01/37	1,101
250	Series F, 7.240%, 08/16/23	301
880	PECO Energy Co., 2.375%, 09/15/22	878
1,000	Pepco Holdings LLC, 7.450%, 08/15/32	1,262
360	Potomac Electric Power Co., 6.500%, 11/15/37	487
929	PPL Electric Utilities Corp., 2.500%, 09/01/22	931
	Public Service Co. of Colorado,
312	2.250%, 09/15/22	310
198	3.200%, 11/15/20	205
35	6.500%, 08/01/38	47
202	Public Service Co. of New Hampshire, 3.500%, 11/01/23	212
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	94
1,100	Series G, 6.625%, 11/15/37	1,435
	Public Service Electric & Gas Co.,
989	2.250%, 09/15/26	940
416	5.375%, 11/01/39	505
155	Series I, 1.800%, 06/01/19	155
	Southern California Edison Co.,
613	1.845%, 02/01/22	605
450	Series 06-E, 5.550%, 01/15/37	551
285	Series 08-A, 5.950%, 02/01/38	368
860	Southern Co. (The), 4.250%, 07/01/36	860
	Southwestern Electric Power Co.,
250	3.550%, 02/15/22	259
842	Series J, 3.900%, 04/01/45	821
6,233	Texas Competitive Electric Holdings Co. LLC, 8.500%, 05/01/20 (d)	9
120	Union Electric Co., 8.450%, 03/15/39	191

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
	Virginia Electric & Power Co.,
900	2.750%, 03/15/23	909
490	3.450%, 02/15/24	510
235	6.350%, 11/30/37	311
670	8.875%, 11/15/38	1,123
73	Wisconsin Electric Power Co., 2.950%, 09/15/21	75
	Xcel Energy, Inc.,
985	3.300%, 06/01/25	998
36	4.800%, 09/15/41	39

		66,066

	Gas Utilities — 0.1%
	AmeriGas Partners LP,
506	5.500%, 05/20/25	512
1,830	5.625%, 05/20/24	1,880
771	5.750%, 05/20/27	779
1,475	5.875%, 08/20/26	1,505
	Atmos Energy Corp.,
582	4.150%, 01/15/43	601
200	5.500%, 06/15/41	243
369	Boston Gas Co., 4.487%, 02/15/42 (e)	393
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	708
470	Dominion Energy Gas Holdings LLC, 2.800%, 11/15/20	478
793	KeySpan Gas East Corp., 2.742%, 08/15/26 (e)	770
1,100	Southern California Gas Co., Series TT, 2.600%, 06/15/26	1,077
	Southern Natural Gas Co. LLC,
204	4.800%, 03/15/47 (e)	213
350	8.000%, 03/01/32	478

		9,637

	Independent Power and Renewable Electricity Producers — 0.4%
	AES Corp.,
240	4.875%, 05/15/23	244
275	5.500%, 03/15/24	285
615	5.500%, 04/15/25	640
3,000	6.000%, 05/15/26	3,210
2,750	7.375%, 07/01/21	3,142
486	VAR, 4.055%, 06/01/19	487
	Calpine Corp.,
4,950	5.250%, 06/01/26 (e)	4,925
2,066	5.875%, 01/15/24 (e)	2,133
1,000	6.000%, 01/15/22 (e)	1,042
	Exelon Generation Co. LLC,
960	2.950%, 01/15/20	978
364	3.400%, 03/15/22	371
200	6.250%, 10/01/39	214
5,665	GenOn Energy, Inc., 9.875%, 10/15/20	4,121
	NRG Energy, Inc.,
425	6.250%, 05/01/24	427
2,000	6.625%, 03/15/23	2,060
1,173	6.625%, 01/15/27	1,153
530	7.250%, 05/15/26	542
	NRG Yield Operating LLC,
3,740	5.000%, 09/15/26 (e)	3,712
555	5.375%, 08/15/24	573
750	Pattern Energy Group, Inc., 5.875%, 02/01/24 (e)	784
1,121	PSEG Power LLC, 4.150%, 09/15/21	1,182
491	Southern Power Co., 1.850%, 12/01/17	492
1,020	Talen Energy Supply LLC, 9.500%, 07/15/22 (e)	897

		33,614

	Multi-Utilities — 0.2%
	Berkshire Hathaway Energy Co.,
1,037	3.500%, 02/01/25	1,071
1,384	6.125%, 04/01/36	1,767
	CMS Energy Corp.,
900	3.450%, 08/15/27	908
1,000	3.875%, 03/01/24	1,042
	Consolidated Edison Co. of New York, Inc.,
400	Series 06-E, 5.700%, 12/01/36	486
300	Series 09-C, 5.500%, 12/01/39	366
	Consumers Energy Co.,
491	4.350%, 08/31/64	504
925	6.700%, 09/15/19	1,024
	Dominion Energy, Inc.,
400	7.000%, 06/15/38	527
794	Series B, 2.750%, 01/15/22	804
803	Series C, 2.000%, 08/15/21	791
46	Series C, 4.900%, 08/01/41	49
785	Series F, 5.250%, 08/01/33	880
	NiSource Finance Corp.,
3,470	4.375%, 05/15/47	3,549
1,721	6.250%, 12/15/40	2,149

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Multi-Utilities — continued
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	276
685	6.000%, 06/01/26	834
500	6.000%, 06/01/39	656
	Sempra Energy,
406	3.550%, 06/15/24	416
255	6.150%, 06/15/18	267
589	9.800%, 02/15/19	665
493	Southern Co. Gas Capital Corp., 3.250%, 06/15/26	487

		19,518

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
622	3.400%, 03/01/25	646
680	3.850%, 03/01/24	723

		1,369

	Total Utilities	130,204

	Total Corporate Bonds (Cost $2,543,570)	2,611,457

Foreign Government Securities — 1.5%
	Arab Republic of Egypt, (Egypt),
1,800	6.125%, 01/31/22 (e)	1,850
2,000	Reg. S, 7.500%, 01/31/27	2,120
1,600	Reg. S, 8.500%, 01/31/47	1,712
BRL 4,430	Brazil Notas do Tesouro Nacional, (Brazil), Series B, 6.000%, 08/15/22	4,156
1,900	Federal Democratic Republic of Ethiopia, (Ethiopia), Reg. S, 6.625%, 12/11/24	1,907
2,175	Federative Republic of Brazil, (Brazil), 8.250%, 01/20/34	2,719
2,350	Government of Bermuda, (Bermuda), Reg. S, 3.717%, 01/25/27	2,332
	Government of Dominican Republic, (Dominican Republic),
5,750	Reg. S, 6.875%, 01/29/26	6,425
3,100	Reg. S, 7.450%, 04/30/44	3,503
1,589	Reg. S, 7.500%, 05/06/21	1,764
2,000	Israel Government AID Bond, (Israel), 5.500%, 09/18/33	2,677
1,250	Province of Manitoba, (Canada), 2.125%, 06/22/26	1,194
655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	770
	Province of Quebec, (Canada),
300	Series A, 6.350%, 01/30/26	375
2,220	Series NN, 7.125%, 02/09/24	2,792
	Provincia de Buenos Aires, (Argentina),
663	7.875%, 06/15/27 (e)	698
200	Reg. S, 9.375%, 09/14/18	214
4,050	Reg. S, 9.950%, 06/09/21	4,647
	Provincia de Cordoba, (Argentina),
150	Reg. S, 7.125%, 06/10/21	158
690	7.450%, 09/01/24 (e)	723
1,350	Provincia de Mendoza Argentina, (Argentina), Reg. S, 8.375%, 05/19/24	1,441
AUD 1,400	Queensland Treasury Corp., (Australia), Reg. S, Series 18, 6.000%, 02/21/18	1,072
	Republic of Angola, (Angola),
141	Reg. S, 7.000%, 08/17/19	145
2,100	Reg. S, 9.500%, 11/12/25	2,247
	Republic of Argentina, (Argentina),
580	SUB, 2.500%, 12/31/38	391
435	8.280%, 12/31/33	489
603	8.280%, 12/31/33	677
1,800	Republic of Armenia, (Armenia), Reg. S, 7.150%, 03/26/25	1,971
550	Republic of Belarus, (Belarus), Reg. S, 8.950%, 01/26/18	565
1,700	Republic of Cameroon, (Cameroon), Reg. S, 9.500%, 11/19/25	2,021
	Republic of Colombia, (Colombia),
900	4.000%, 02/26/24	931
599	5.000%, 06/15/45	607
400	7.375%, 09/18/37	515
240	8.125%, 05/21/24	306
370	10.375%, 01/28/33	556
3,600	Republic of Costa Rica, (Costa Rica), Reg. S, 7.158%, 03/12/45	3,767
	Republic of Ecuador, (Ecuador),
1,950	Reg. S, 7.950%, 06/20/24	1,848
1,100	8.750%, 06/02/23	1,100
500	9.625%, 06/02/27	500
	Republic of El Salvador, (El Salvador),
310	Reg. S, 5.875%, 01/30/25	277
120	Reg. S, 6.375%, 01/18/27	107
1,775	Reg. S, 7.625%, 02/01/41	1,624
639	Reg. S, 7.650%, 06/15/35	593
230	Reg. S, 7.750%, 01/24/23	232
190	Reg. S, 8.250%, 04/10/32	188
1,800	Republic of Ghana, (Ghana), Reg. S, 10.750%, 10/14/30	2,241

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
1,750	Republic of Honduras, (Honduras), Reg. S, 7.500%, 03/15/24	1,949
	Republic of Hungary, (Hungary),
600	5.375%, 02/21/23	667
670	5.375%, 03/25/24	754
3,490	5.750%, 11/22/23	3,979
2,060	Republic of Indonesia, (Indonesia), Reg. S, 6.625%, 02/17/37	2,560
2,150	Republic of Iraq, (Iraq), Reg. S, 5.800%, 01/15/28	1,967
	Republic of Kazakhstan, (Kazakhstan),
200	Reg. S, 3.875%, 10/14/24	203
1,084	Reg. S, 6.500%, 07/21/45	1,295
	Republic of Lebanon, (Lebanon),
932	Reg. S, 5.450%, 11/28/19	939
4,180	6.375%, 03/09/20	4,284
1,500	Reg. S, 6.600%, 11/27/26	1,511
440	Reg. S, 6.650%, 02/26/30	436
635	Reg. S, 8.250%, 04/12/21	693
	Republic of Nigeria, (Nigeria),
200	Reg. S, 7.875%, 02/16/32	221
1,800	7.875%, 02/16/32 (e)	1,989
	Republic of Oman, (Oman),
1,900	Reg. S, 5.375%, 03/08/27	1,983
2,600	6.500%, 03/08/47 (e)	2,811
1,608	Republic of Pakistan, (Pakistan), Reg. S, 7.250%, 04/15/19	1,696
	Republic of Panama, (Panama),
430	6.700%, 01/26/36	556
420	8.875%, 09/30/27	599
226	9.375%, 04/01/29	335
	Republic of Paraguay, (Paraguay),
2,310	4.700%, 03/27/27 (e)	2,374
1,000	Reg. S, 5.000%, 04/15/26	1,056
400	Reg. S, 6.100%, 08/11/44	436
55	Republic of Peru, (Peru), 5.625%, 11/18/50	68
330	Republic of Senegal, (Senegal), 6.250%, 05/23/33 (e)	333
2,300	Republic of Serbia, (Serbia), Reg. S, 7.250%, 09/28/21	2,645
	Republic of South Africa, (South Africa),
2,600	4.300%, 10/12/28	2,486
200	4.665%, 01/17/24	205
400	5.375%, 07/24/44	404
400	5.875%, 09/16/25	438
ZAR 13,700	Series R207, 7.250%, 01/15/20	1,038
	Republic of Sri Lanka, (Sri Lanka),
400	Reg. S, 5.875%, 07/25/22	416
3,750	Reg. S, 6.250%, 10/04/20	3,989
200	Reg. S, 6.250%, 07/27/21	213
	Republic of Turkey, (Turkey),
1,400	4.875%, 04/16/43	1,265
560	5.750%, 03/22/24	597
285	6.000%, 01/14/41	296
1,800	6.625%, 02/17/45	2,018
245	7.375%, 02/05/25	286
TRY 13,530	10.600%, 02/11/26	3,906
	Republic of Ukraine, (Ukraine),
5,400	Reg. S, 7.750%, 09/01/19	5,546
400	Reg. S, 7.750%, 09/01/20	407
400	Reg. S, 7.750%, 09/01/21	405
380	7.750%, 09/01/22 (e)	382
100	Reg. S, 7.750%, 09/01/22	100
	Republic of Uruguay, (Uruguay),
600	4.375%, 10/27/27	633
2,930	5.100%, 06/18/50	2,937
	Republic of Venezuela, (Venezuela),
120	Reg. S, 7.000%, 12/01/18	80
350	Reg. S, 7.000%, 03/31/38	154
80	Reg. S, 7.650%, 04/21/25	37
340	Reg. S, 7.750%, 10/13/19	188
120	Reg. S, 8.250%, 10/13/24	56
87	Reg. S, 9.000%, 05/07/23	43
190	9.250%, 09/15/27	100
190	Reg. S, 9.250%, 05/07/28	91
206	9.375%, 01/13/34	99
150	Reg. S, 11.750%, 10/21/26	83
200	Reg. S, 11.950%, 08/05/31	110
300	Reg. S, 12.750%, 08/23/22	181
1,800	Russian Federation, (Russia), Reg. S, 5.625%, 04/04/42	2,025
AUD 1,500	South Australian Government Financing Authority, (Australia), Series 17, 5.750%, 09/20/17	1,128
200	Ukreximbank Via Biz Finance plc, (Ukraine), Reg. S, 9.750%, 01/22/25	204
	United Mexican States, (Mexico),
1,335	3.600%, 01/30/25	1,347
350	4.000%, 10/02/23	365

	Total Foreign Government Securities (Cost $139,778)	141,744

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage-Backed Securities — 13.7%
	FHLMC,
121	ARM, 2.857%, 10/01/36	127
28	ARM, 2.875%, 08/01/36	29
51	ARM, 2.883%, 05/01/37	54
346	ARM, 3.072%, 10/01/37	368
110	ARM, 3.776%, 03/01/36	118
173	ARM, 3.874%, 03/01/36	182
	FHLMC Gold Pools, 15 Year, Single Family,
1,603	4.000%, 02/01/26	1,688
47	4.500%, 10/01/18	48
3	5.000%, 05/01/18	3
896	5.500%, 01/01/21 - 12/01/24	945
41	6.000%, 11/01/21	43
	FHLMC Gold Pools, 20 Year, Single Family,
5,149	4.000%, 01/01/32	5,521
1,077	6.000%, 02/01/28	1,219
184	7.000%, 01/01/27	203
	FHLMC Gold Pools, 30 Year, Single Family,
13,387	3.000%, 12/01/42 - 02/01/43	13,514
81,956	3.500%, 09/01/42 - 09/01/46	84,849
12,967	4.000%, 09/01/33 - 09/01/46	13,710
21,185	4.500%, 02/01/41 - 02/01/42	23,037
46,137	5.000%, 02/01/34 - 07/01/35	51,063
2,581	5.500%, 12/01/38	2,868
9	6.000%, 02/01/29	10
297	6.500%, 01/01/24 - 11/01/36	336
309	7.000%, 09/01/24 - 10/01/36	347
12	7.500%, 10/01/19 - 02/01/27	13
51	8.000%, 08/01/27	61
	FHLMC Gold Pools, FHA/VA,
891	7.500%, 01/01/32 - 12/01/36	1,020
75	10.000%, 10/01/30	81
	FHLMC Gold Pools, Other,
17,708	3.500%, 09/01/32 - 07/01/46	18,405
10,104	4.000%, 06/01/42 - 01/01/46	10,791
19,105	4.500%, 09/01/42 - 02/01/44	20,866
4,862	5.000%, 09/01/43	5,461
	FNMA,
91	ARM, 2.601%, 07/01/37	95
137	ARM, 2.845%, 05/01/35	143
149	ARM, 2.933%, 07/01/37	156
43	ARM, 3.162%, 04/01/37	45
229	ARM, 3.231%, 04/01/37	241
103	ARM, 3.236%, 01/01/34	108
186	ARM, 3.471%, 03/01/37	194
20	ARM, 3.500%, 10/01/33	21
	FNMA, 15 Year, Single Family,
42	4.000%, 07/01/18	43
464	5.000%, 05/01/18 - 07/01/25	490
2	5.500%, 08/01/17	2
133	6.000%, 09/01/19 - 08/01/22	140
	FNMA, 20 Year, Single Family,
423	3.500%, 12/01/30	439
58	6.500%, 11/01/18	65
	FNMA, 30 Year, Single Family,
21,727	3.000%, 01/01/43 - 06/01/43	21,965
49,526	3.500%, 08/01/43 - 10/01/46	51,305
65,760	4.000%, 06/01/42 - 06/01/46	70,094
10,616	4.500%, 12/01/39 - 09/01/40	11,474
15,813	5.000%, 10/01/39 - 06/01/44	17,444
424	5.500%, 12/01/28 - 09/01/34	475
2,037	6.000%, 03/01/34 - 08/01/37	2,335
313	6.500%, 04/01/28 - 10/01/38	353
456	7.000%, 03/01/28 - 04/01/37	540
130	7.500%, 10/01/26 - 11/01/38	158
2,229	8.000%, 08/01/22 - 12/01/36	2,679
17	8.500%, 10/01/25 - 12/01/25	18
2	9.000%, 01/01/19 - 04/01/25	2
	FNMA, Other,
3,640	ARM, 1.345%, 01/01/23	3,629
6,500	2.200%, 10/01/26	6,268
3,953	2.230%, 04/01/24	3,945
3,694	2.410%, 01/01/23	3,749
14,319	2.440%, 02/01/23 - 10/01/28	14,152
10,002	2.480%, 02/01/25	10,065
10,000	2.490%, 05/01/26	9,898
12,340	2.500%, 10/01/31	11,681
3,874	2.510%, 01/01/23	3,951
6,142	2.530%, 07/01/26	6,106
4,225	2.600%, 09/01/28	4,129
24,202	2.610%, 06/01/26 - 11/01/28	23,773
5,905	2.620%, 05/01/26	5,950
18,777	2.640%, 06/01/25	18,875
3,900	2.650%, 03/01/23	3,955
15,076	2.690%, 12/01/28	14,769
28,945	2.730%, 04/01/25 - 07/01/28	29,064
1,398	2.750%, 03/01/22	1,441

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage-Backed Securities — continued
4,390		2.766%, 06/01/23	4,523
7,000		2.780%, 04/01/26	7,065
22,640		2.810%, 04/01/25 - 05/01/26	23,022
5,890		2.840%, 01/01/25	6,042
9,639		2.870%, 08/01/31	9,619
11,707		2.880%, 07/01/27	11,805
6,160		2.900%, 12/01/24 - 05/01/29	6,212
10,000		2.920%, 01/01/25	10,278
4,237		2.930%, 01/01/25	4,369
5,000		2.950%, 11/01/25	5,096
31,595		2.965%, 12/01/24	32,569
11,101		2.970%, 12/01/24 - 04/01/28	11,339
3,657		2.990%, 05/01/31	3,649
2,422		3.000%, 12/01/26	2,475
2,018		3.010%, 06/01/31	2,023
5,000		3.030%, 06/01/31	5,008
11,233		3.050%, 09/01/24	11,668
29,120		3.070%, 02/01/25	30,232
8,985		3.089%, 12/01/24	9,339
22,394		3.130%, 02/01/26 - 03/01/27	23,071
16,836		3.170%, 01/01/29	17,175
9,190		3.235%, 02/01/32	9,382
4,241		3.340%, 11/01/30	4,385
8,606		3.350%, 01/01/29	8,946
19,456		3.370%, 11/01/20 - 01/01/29	20,339
1,680		3.380%, 01/01/18	1,684
5,159		3.450%, 01/01/24	5,486
152,218		3.500%, 05/01/32 - 07/01/46	158,173
15,000		3.510%, 08/01/23	16,058
1,483		3.590%, 10/01/20	1,561
4,875		3.640%, 12/01/23	5,212
1,506		3.660%, 12/01/21	1,600
1,165		3.729%, 06/01/18	1,179
5,300		3.760%, 03/01/24	5,704
1,000		3.770%, 09/01/21	1,063
77,646		4.000%, 06/01/42 - 05/01/46	82,930
1,259		4.060%, 07/01/21	1,352
1,949		4.180%, 12/01/19	2,050
3,546		4.260%, 12/01/19	3,736
5,863		4.340%, 06/01/21	6,338
2,247		4.369%, 02/01/20	2,379
3,000		4.399%, 02/01/20	3,189
15,837		4.500%, 01/01/20 - 12/01/43	17,251
18		5.000%, 12/01/32	19
3		5.500%, 09/01/17	3
34		6.500%, 04/01/36 - 07/01/36	36
131		GNMA I, 15 Year, Single Family, 6.500%, 10/15/23	140
		GNMA I, 30 Year, Single Family,
21,315		4.000%, 07/15/46 - 08/15/46	22,783
3,103		4.500%, 05/15/46	3,415
5,614		6.000%, 08/15/36	6,431
142		6.500%, 02/15/28 - 10/15/29	161
51		7.000%, 02/15/24 - 11/15/27	54
42		7.250%, 09/15/21 - 01/15/28	43
29		7.500%, 10/15/22 - 02/15/27	29
–	(h)	7.750%, 02/15/27	1
1		8.500%, 11/15/25	1
18		9.000%, 01/15/22 - 11/15/24	19
1		10.000%, 11/15/20	1
		GNMA II, 30 Year, Single Family,
5,739		3.500%, 06/20/46 - 07/20/46	5,995
6,169		3.750%, 06/20/46 - 07/20/46	6,493
1,599		4.000%, 06/20/46	1,695
2,667		6.000%, 11/20/32 - 09/20/38	3,060
588		6.500%, 02/20/29 - 10/20/39	661
2,099		7.000%, 06/20/32 - 01/20/39	2,417
222		7.500%, 08/20/25 - 05/20/32	252
480		8.000%, 08/20/26 - 09/20/31	562

		Total Mortgage-Backed Securities (Cost $1,264,920)	1,264,251

Municipal Bonds — 0.2% (t)
		California — 0.1%
200		Alameda County Joint Powers Authority, Multiple Capital Projects, Series A, Rev., 7.046%, 12/01/44	287
1,000		Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	1,299
1,980		State of California, Various Purpose, GO, 7.350%, 11/01/39	2,863
774		University of California, Series AD, Rev., 4.858%, 05/15/12[3]	795

			5,244

		District of Columbia — 0.0% (g)
345		District of Columbia, Water & Sewer Authority, Public Utility, Senior Lien, Series A, Rev., 4.814%, 10/01/14[4]	361

		Illinois — 0.0% (g)
725		Chicago Transit Authority, Sales & Transfer Tax Receipts-Retiree Health, Series B, Rev., 6.899%, 12/01/40	922

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	New York — 0.1%
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
560	Series H, Rev., 5.289%, 03/15/33	660
1,165	Series H, Rev., 5.389%, 03/15/40	1,437
1,450	Port Authority of New York & New Jersey, Consolidated, 164, Rev., 5.647%, 11/01/40	1,819
155	Port Authority of New York & New Jersey, Consolidated, 165, Rev., 5.647%, 11/01/40	194
740	Port Authority of New York & New Jersey, Consolidated, 174, Rev., 4.458%, 10/01/62	795

		4,905

	Ohio — 0.0% (g)
1,040	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,465
1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11[2]	1,586

		3,051

	Total Municipal Bonds (Cost $13,014)	14,483

Supranational — 0.0% (g)
1,000	African Development Bank, 8.800%, 09/01/19	1,144
NZD 1,500	International Finance Corp., 3.500%, 09/05/17	1,066

	Total Supranational (Cost $2,339)	2,210

U.S. Government Agency Securities — 0.6%
	Financing Corp. STRIPS,
3,100	1.397%, 11/30/17 (n)	3,081
1,000	1.548%, 05/11/18 (n)	988
	FNMA,
7,360	4.215%, 06/01/17 (n)	7,360
1,500	5.625%, 07/15/37	2,055
385	6.250%, 05/15/29	525
1,275	7.250%, 05/15/30	858
161	New Valley Generation II, 5.572%, 05/01/20	173
354	New Valley Generation V, 4.929%, 01/15/21	378
	Resolution Funding Corp. STRIPS,
1,850	1.382%, 01/15/21 (n)	1,733
2,770	1.829%, 10/15/20 (n)	2,614
29,438	1.981%, 07/15/20 (n)	27,942
440	2.185%, 10/15/25 (n)	355
495	2.874%, 01/15/26 (n)	395
	Tennessee Valley Authority,
902	4.625%, 09/15/60	1,083
2,103	5.250%, 09/15/39	2,753
1,610	5.880%, 04/01/36	2,207
500	Tennessee Valley Authority STRIPS, 6.714%, 11/01/25 (n)	396

	Total U.S. Government Agency Securities (Cost $53,490)	54,896

U.S. Treasury Obligations — 21.1%
	U.S. Treasury Bond,
39,408	2.500%, 02/15/45	36,572
50,000	2.875%, 08/15/45	50,004
64,035	3.000%, 11/15/44	65,748
42,260	3.000%, 05/15/45	43,330
135,097	3.000%, 11/15/45	138,417
85	3.500%, 02/15/39	96
9,250	3.625%, 08/15/43	10,592
79,172	3.750%, 11/15/43	92,625
8,674	4.375%, 05/15/40	11,060
37,318	4.375%, 05/15/41	47,733
103,000	4.500%, 02/15/36	133,329
3,890	4.500%, 05/15/38	5,054
2,500	5.250%, 02/15/29	3,252
32,500	5.500%, 08/15/28	42,795
2,625	7.875%, 02/15/21	3,215
7,920	8.000%, 11/15/21	10,052
13,600	8.125%, 05/15/21	16,963
10,000	8.125%, 08/15/21	12,604
5,000	8.500%, 02/15/20	5,944
6,000	8.750%, 08/15/20	7,358
1,000	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28	2,005
	U.S. Treasury Note,
10,300	0.875%, 07/31/19 (k)	10,206
59,100	1.000%, 12/15/17	59,052
29,022	1.000%, 03/15/18	28,970
64,000	1.000%, 05/31/18	63,860
30,000	1.125%, 05/31/19	29,905
85,296	1.375%, 06/30/18	85,409

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — continued
2,000		1.375%, 01/31/20	1,999
27,565		1.500%, 08/31/18	27,655
30,644		1.500%, 12/31/18	30,759
4,750		1.500%, 05/31/19	4,770
164,545		1.500%, 05/31/20	164,757
22,879		1.625%, 12/31/19 (k)	23,025
45,000		1.625%, 11/30/20	45,104
5,390		1.875%, 09/30/17	5,403
2,350		1.875%, 10/31/17	2,357
2,000		2.125%, 08/15/21	2,037
11,000		2.250%, 11/30/17	11,060
209,142		2.625%, 11/15/20	216,650
4,115		2.875%, 03/31/18	4,171
3,954		3.125%, 05/15/19	4,095
25,192		3.500%, 05/15/20	26,688
8,000		4.250%, 11/15/17	8,114
		U.S. Treasury STRIPS,
25		1.546%, 02/15/20 (n)	24
30		1.706%, 08/15/20 (n)	29
48,829		1.849%, 08/15/28 (n)	37,147
15		2.030%, 08/15/23 (n)	13
67,000		2.062%, 05/15/29 (n)	49,757
16,318		2.256%, 05/15/32 (n)	11,036
7,390		2.260%, 05/15/22 (n)	6,735
6,495		2.277%, 02/15/21 (n)	6,107
7,251		2.291%, 05/15/20 (n)	6,940
15,000		2.348%, 05/15/21 (n)	14,032
640		2.628%, 02/15/22 (n)	587
60,000		2.730%, 08/15/40 (n)	30,270
225		2.812%, 02/15/23 (n)	201
60,162		3.022%, 05/15/33 (n)	39,394
24,400		3.203%, 02/15/42 (n)	11,669
55,512		3.216%, 11/15/38 (n)	29,944
48,775		3.217%, 08/15/41 (n)	23,838
11,239		3.238%, 08/15/17 (n)	11,218
130		3.324%, 08/15/19 (n)	126
14,565		3.599%, 11/15/17 (n)	14,492
14,610		3.687%, 11/15/21 (n)	13,497
5,000		3.862%, 08/15/22 (n)	4,526
5,000		3.936%, 11/15/22 (n)	4,494
42,000		4.506%, 11/15/33 (n)	27,034
1,606		4.655%, 08/15/18 (n)	1,582
4,000		4.668%, 02/15/18 (n)	3,968
2,615		5.337%, 02/15/28 (n)	2,020

		Total U.S. Treasury Obligations (Cost $1,937,724)	1,945,474

SHARES
Common Stocks — 0.1%
		Consumer Discretionary — 0.0% (g)
		Specialty Retail — 0.0% (g)
40		Nebraska Book Holdings, Inc. (a)	1

		Energy — 0.1%
		Oil, Gas & Consumable Fuels — 0.1%
200		Pacific Exploration and Production Corp., (Colombia) (a)	5,624
41		Penn Virginia Corp. (a)	1,767
–	(h)	Stone Energy Corp. (a)	10

		Total Energy	7,401

		Financials — 0.0% (g)
		Insurance — 0.0% (g)
1,551		ACC Claims Holdings LLC (a)	16

		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
68		NII Holdings, Inc. (a)	38

		Utilities — 0.0% (g)
		Electric Utilities — 0.0% (g)
201		Vistra Energy Corp.	2,962

		Independent Power and Renewable Electricity Producers — 0.0% (g)
4		Dynegy, Inc. (a)	33

		Total Utilities	2,995

		Total Common Stocks (Cost $12,792)	10,451

Convertible Preferred Stock — 0.0% (g)
		Consumer Discretionary — 0.0% (g)
		Automobiles — 0.0% (g)
120		General Motors Co., 5.250%, 03/06/32 (a) (Cost $–)	—	(h)

Preferred Stocks — 0.0% (g)
		Consumer Discretionary — 0.0% (g)
		Automobiles — 0.0% (g)
		General Motors Co.,
385		6.250%, 07/15/33	—	(h)
21		7.250%, 04/15/41	—	(h)
42		7.250%, 02/15/52	—	(h)
55		7.375%, 05/15/48	—	(h)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — continued
	Automobiles — continued
1	7.375%, 10/01/51	—
1	Motors Liquidation Co., 7.250%, 07/15/41	—

	Total Consumer Discretionary	—	(h)

	Financials — 0.0% (g)
	Insurance — 0.0% (g)
11	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	342
2	XLIT Ltd., (Bermuda), Series D, VAR, 3.354%, 07/03/17 ($1,000 par value) @	2,115

	Total Financials	2,457

	Total Preferred Stocks (Cost $2,273)	2,457

PRINCIPAL AMOUNT
Loan Assignments — 0.4%
	Consumer Discretionary — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
190	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.545%, 12/09/20	191
11,439	Lila Mexican Holdings LLC, Tranche B, VAR, 3.989%, 08/11/22	11,247

		11,438

	Media — 0.0% (g)
749	iHeartCommunications, Inc., Term Loan D, VAR, 7.795%, 01/30/19	615
596	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.545%, 07/30/19	492
687	MTL Publishing LLC, 1st Lien Term Loan, VAR, 3.736%, 08/22/22	689
169	Tribune Media Co., Term Loan B, VAR, 4.045%, 12/27/20	170
2,993	Vertis, Inc., 1st Lien Term Loan, VAR, 12.000%, 12/21/17 (d)	—	(h)

		1,966

	Specialty Retail — 0.0% (g)
1,365	Harbor Freight Tools USA, Inc., 1st Lien Term Loan, VAR, 4.295%, 08/11/23	1,363
543	PetSmart, Inc., Term Loan B, VAR, 4.010%, 03/11/22	522

		1,885

	Total Consumer Discretionary	15,289

	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
735	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, VAR, 8.500%, 02/03/25	744
1,181	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	1,183
651	SUPERVALU, Inc., Term Loan B, VAR, 5.545%, 03/21/19	652

	Total Consumer Staples	2,579

	Energy — 0.1%
	Energy Equipment & Services — 0.0% (g)
4,642	Floatel International Ltd., Initial Term Loan, VAR, 6.147%, 06/27/20	3,655

	Oil, Gas & Consumable Fuels — 0.1%
75	Citgo Holding, Inc., Term Loan, VAR, 9.647%, 05/12/18	76
1,136	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.300%, 07/27/23 ^	1,088
873	MEG Energy Corp., 1st Lien Term B Loan, (Canada), VAR, 4.627%, 12/31/23	870
2,380	Ultra Resources, Inc., Term Loan, VAR, 4.000%, 04/12/24	2,372

		4,406

	Total Energy	8,061

	Health Care — 0.0% (g)
	Pharmaceuticals — 0.0% (g)
997	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.279%, 10/21/21	720

	Industrials — 0.0% (g)
	Air Freight & Logistics — 0.0% (g)
859	XPO Logistics, Inc., Term loan B, VAR, 3.405%, 11/01/21	864

	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
191	Avaya, Inc., DIP Term Loan, VAR, 8.517%, 01/24/18 (d)	197
510	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 5.670%, 10/26/17 ^	416
375	Avaya, Inc., Term Loan B-6, VAR, 6.532%, 03/31/18 (d)	305

		918

	IT Services — 0.1%
1,040	First Data Corp., Term Loan, VAR, 4.029%, 07/08/22	1,046

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Semiconductors & Semiconductor Equipment — 0.0% (g)
377	Microsemi Corp., Closing Date Term B Loan, VAR, 3.326%, 01/15/23	378
297	ON Semiconductor Corp., 1st Lien Term Loan B, VAR, 3.295%, 03/31/23	298

		676

	Total Information Technology	2,640

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
691	Berry Plastics Corp., Term Loan I, VAR, 3.523%, 10/01/22	696
200	Berry Plastics Corp., Term Loan L, VAR, 3.244%, 01/06/21	201

	Total Materials	897

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
484	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	488
556	Consolidated Communications, Inc., Term Loan B-2, VAR, 4.000%, 10/05/23 ^	558

	Total Telecommunication Services	1,046

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
217	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.295%, 06/30/17	217
924	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 3.794%, 08/04/23	918
211	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 3.795%, 08/04/23	210

	Total Utilities	1,345

	Total Loan Assignments (Cost $36,781)	33,441

NUMBER OF RIGHTS
Right — 0.0% (g)
	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
103	Vistra Energy Corp., expiring 12/31/49 (a) (Cost $—)	119

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
9	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)
4	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—

	Total Warrants (Cost $— (h))	—	(h)

SHARES
Short-Term Investment — 3.9%
	Investment Company — 3.9%
361,526	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.970% (b) (l) (Cost $361,594)	361,670

	Total Investments — 99.5% (Cost $9,075,526)	9,166,863
	Other Assets in Excess of Liabilities — 0.5%	43,882

	NET ASSETS — 100.0%	$9,210,745

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(1,139)	10 Year U.S. Treasury Note	09/20/17	USD	(143,852)	(503)
(274)	10 Year U.S. Treasury Ultra Bond	09/20/17	USD	(37,191)	(191)
(55)	U.S. Treasury Long Bond	09/20/17	USD	(8,460)	(71)
(161)	U.S. Ultra Bond	09/20/17	USD	(26,585)	(268)
(717)	5 Year U.S. Treasury Note	09/29/17	USD	(84,830)	(36)

					(1,069)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
77,389	JPY	Australia and New Zealand Banking Group Limited	06/09/17	713	699	(14)
100,962	JPY	Goldman Sachs International	06/09/17	925	912	(13)
140,603	JPY	HSBC Bank, NA	06/09/17	1,233	1,270	37
19,004	JPY	National Australia Bank	06/09/17	172	171	(1)

13,480	TRY	HSBC Bank, NA	06/30/17	3,750	3,788	38
632	TRY	Royal Bank of Canada	06/30/17	174	178	4

				6,967	7,018	51

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,100	AUD	Goldman Sachs International	06/09/17	2,352	2,304	48

13,079	BRL	Goldman Sachs International†	06/30/17	3,935	4,016	(81)

1,544	EUR	Deutsche Bank AG	06/09/17	1,689	1,735	(46)

175,856	JPY	Australia and New Zealand Banking Group Limited	06/09/17	1,620	1,589	31
22,624	JPY	HSBC Bank, NA	06/09/17	199	204	(5)
246,509	JPY	State Street Corp.	06/09/17	2,174	2,226	(52)

14,112	TRY	HSBC Bank, NA	06/30/17	3,850	3,966	(116)

13,167	ZAR	Citibank, NA	06/09/17	998	1,003	(5)

				16,817	17,043	(226)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Centrally Cleared Credit Default Swaps - Buy Protection[1]

Credit indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
CDX.EM.25-V1	1.000% quarterly	06/20/21	1.835%	50,000	1,477	(3,364)
CDX.NA.HY.26-V2	5.000% quarterly	06/20/21	2.730	16,100	(1,503)	587
CDX.NA.HY.28-V1	5.000% quarterly	06/20/22	3.297	90,000	(7,608)	6,237
CDX.NA.IG.28-V1	1.000% quarterly	06/20/22	0.620	90,000	(1,813)	1,533

					(9,447)	4,993

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e.,make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACE	—	Adjusted Current Earnings
ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2017.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CSMC	—	Credit Suisse Mortgage Trust
DIP	—	Debtor-in-possession
ESOP	—	Employee Stock Ownership Program
EUR	—	Euro
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2017. The rate may be subject to a cap and floor.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2017.
TRY	—	Turkish Lira
USD	—	United States Dollar
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
ZAR	—	South African Rand

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2017.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

(y)	—	Preferred Security.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2017.
^	—	All or a portion of the security is unsettled as of May 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	—	Non-deliverable forward.
[1]	—	Security matures in 2115.
[2]	—	Security matures in 2111.
[3]	—	Security matures in 2112.
[4]	—	Security matures in 2114.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,468
Aggregate gross unrealized depreciation	(79,131)

Net unrealized appreciation/depreciation	$91,337

Federal income tax cost of investments	$9,075,526

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$1		$1
Energy	7,401	—	—		7,401
Financials	—	—	16		16
Telecommunication Services	38	—	—		38
Utilities	2,995	—	—		2,995

Total Common Stocks	10,434	—	17		10,451

Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	342	2,115	—		2,457

Total Preferred Stocks	342	2,115	—	(a)	2,457

Convertible Preferred Stock
Consumer Discretionary	—	—	—	(a)	—	(a)
Debt Securities
Asset-Backed Securities	—	865,464	584,192		1,449,656
Collateralized Mortgage Obligations	—	627,183	94,493		721,676
Commercial Mortgage-Backed Securities	—	461,130	91,667		552,797
Convertible Bonds
Consumer Discretionary	—	—	81		81
Corporate Bonds
Consumer Discretionary	—	281,196	219		281,415
Consumer Staples	—	148,035	—		148,035
Energy	—	355,953	45		355,998
Financials	—	684,860	—		684,860
Health Care	—	172,201	—		172,201
Industrials	—	185,403	—	(a)	185,403
Information Technology	—	225,600	—		225,600
Materials	—	175,330	—		175,330
Real Estate	—	59,957	—		59,957
Telecommunication Services	—	192,454	—		192,454
Utilities	—	130,195	9		130,204

Total Corporate Bonds	—	2,611,184	273		2,611,457

Foreign Government Securities	—	141,744	—		141,744
Mortgage-Backed Securities	—	1,264,251	—		1,264,251
Municipal Bonds	—	14,483	—		14,483
Supranational	—	2,210	—		2,210
U.S. Government Agency Securities	—	54,896	—		54,896
U.S. Treasury Obligations	—	1,945,474	—		1,945,474
Loan Assignments
Consumer Discretionary	—	4,042	11,247		15,289
Consumer Staples	—	2,579	—		2,579
Energy	—	8,061	—		8,061
Health Care	—	720	—		720
Industrials	—	864	—		864
Information Technology	—	2,640	—		2,640
Materials	—	897	—		897
Telecommunication Services	—	1,046	—		1,046
Utilities	—	1,345	—		1,345

Total Loan Assignments	$—	$22,194	$11,247		$33,441

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Right
Utilities	—	—	119		119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investment
Investment Company	$361,670	$—	$—	$361,670

Total Investments in Securities	372,446	8,012,328	782,089	9,166,863

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$158	$—	$158

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(333)	$—	$(333)
Futures Contracts	(1,069)	—	—	(1,069)
Swaps	—	(4,454)	—	(4,454)

Total Depreciation in Other Financial Instruments	$(1,069)	$(4,787)	$—	$(5,856)

(a)	Amount rounds to less than 500.

Transfers between fair value levels are valued utilizing values as of the beginning of the year.

There were no transfers between level 1 and level 2 during the period ended May 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Core Plus Bond Fund	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3		Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities:
Asset-Backed Securities	$532,725		$70	$1,986	($70)	$78,399		($77,922)	$87,500		($38,496)	$584,192
Collateralized Mortgage Obligations	55,609		—	2,830	76	—		(505)	36,483	#	—	94,493
Commercial Mortgage-Backed Securities	64,909		—	378	(158)	16,802		(4,971)	14,707		—	91,667
Common Stocks — Consumer Discretionary	28		(31)	4	—	—		—	—		—	1
Common Stocks — Financials	16		—	—	—	—		—	—		—	16
Common Stocks — Materials	—	(a)	(3)	3	—	—		—	—		—	—
Convertible Bonds — Consumer Discretionary	80		—	(7)	—	8		—	—		—	81
Convertible Preferred Stock — Consumer Discretionary	—	(a)	—	—	—	—		—	—		—	—	(a)
Corporate Bonds — Consumer Discretionary	230		—	(11)	—	—	(a)	—	—		—	219
Corporate Bonds — Energy	648		—	(23)	—	—		1	—		(581)	45
Corporate Bonds — Industrials	228		(834)	926	—	—		(320)	—		—	—	(a)
Corporate Bonds — Materials	2		(397)	396	—	—		(1)	—		—	—
Corporate Bonds — Utilities	20		—	(11)	—	—		—	—		—	9
Loan Assignment — Consumer Discretionary	—	(a)	—	(277)	271	—		(840)	12,093		—	11,247
Preferred Stocks — Consumer Discretionary	—	(a)	—	—	—	—		—	—		—	—	(a)
Preferred Stocks — Materials	—	(b)	(191)	191	—	—		—	—		—	—
Rights — Utilities	124		—	(5)	—	—		—	—		—	119
Warrants — Consumer Discretionary	—	(a)	—	—	—	—		—	—		—	—	(a)

	$654,619		$(1,386)	$6,380	$119	$95,209		$(84,558)	$150,783		$(39,077)	$782,089

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than 500.
(b)	Value is zero.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $5,015,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$16		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)

Common Stock	16
	—	(a)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stocks	—	(a)
	81		Comparable Transactions	Transaction Price	$10.00 ($10.00)
	—	(a)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Convertible Bond	81
	370,795		Discounted Cash Flow	Liquidity Discount Implied Spread to Index	4.50% (4.50%) 4.00% (4.00%)
				Constant Prepayment Rate	0.00% - 100.00% (10.64%)
				Constant Default Rate	0.00% - 30.00% (2.12%)
				Yield (Discount Rate of Cash Flows)	1.62% - 9.66% (4.05%)
	877		Pending Distribution Amount	Expected Recovery	48.00% of par (48.00% of par)

Asset-Backed Securities	371,672
	92,817		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.57% (0.97%)
				Constant Default Rate	0.00% - 7.99% (0.17%)
				Yield (Discount Rate of Cash Flows)	2.13% - 57.77% (3.99%)

Collateralized Mortgage Obligations	92,817
	70,189		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (10.78%)
				Yield (Discount Rate of Cash Flows)	2.16% - 7.50% (5.47%)

Commercial Mortgage-Backed Securities	70,189
	—	(a)	Discounted Cash Flow	Projected Principal Writedown	100.00% (100.00%)

Loan Assignments	—	(a)
Total	$534,775

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2017, the value of these investments was approximately $247,314,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Amount rounds to less than 500.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such level 3 instruments.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions)

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. The Fund may be required to post or receive collateral for Non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 35.9%
	FHLMC REMIC,
24	Series 1343, Class LA, 8.000%, 08/15/22	27
162	Series 1367, Class K, 5.500%, 09/15/22	171
30	Series 1591, Class E, 10.000%, 10/15/23	31
252	Series 1633, Class Z, 6.500%, 12/15/23	271
191	Series 1694, Class PK, 6.500%, 03/15/24	208
1,473	Series 1785, Class A, 6.000%, 10/15/23	1,589
88	Series 1999, Class PU, 7.000%, 10/15/27	99
175	Series 2031, Class PG, 7.000%, 02/15/28	201
506	Series 2035, Class PC, 6.950%, 03/15/28	570
330	Series 2064, Class PD, 6.500%, 06/15/28	367
266	Series 2095, Class PE, 6.000%, 11/15/28	303
132	Series 2152, Class BD, 6.500%, 05/15/29	148
642	Series 2162, Class TH, 6.000%, 06/15/29	734
395	Series 2367, Class ME, 6.500%, 10/15/31	439
396	Series 2480, Class EJ, 6.000%, 08/15/32	439
174	Series 2562, Class PG, 5.000%, 01/15/18	176
4,022	Series 2611, Class QZ, 5.000%, 05/15/33	4,493
174	Series 2647, Class A, 3.250%, 04/15/32	179
128	Series 2651, Class VZ, 4.500%, 07/15/18	129
262	Series 2656, Class BG, 5.000%, 10/15/32	263
471	Series 2688, Class DG, 4.500%, 10/15/23	501
699	Series 2773, Class TB, 4.000%, 04/15/19	709
1,013	Series 2841, Class AT, 4.000%, 08/15/19	1,048
701	Series 2882, Class QD, 4.500%, 07/15/34	741
3,606	Series 2915, Class MU, 5.000%, 01/15/35	3,905
745	Series 2927, Class GA, 5.500%, 10/15/34	790
1,028	Series 2931, Class QD, 4.500%, 02/15/20	1,051
494	Series 3085, Class VS, HB, IF, 24.764%, 12/15/35	845
1,742	Series 3181, Class OP, PO, 07/15/36	1,528
1,705	Series 3188, Class GE, 6.000%, 07/15/26	1,933
5,395	Series 3325, Class JL, 5.500%, 06/15/37	6,036
3,896	Series 3341, Class PE, 6.000%, 07/15/37	4,355
811	Series 3413, Class B, 5.500%, 04/15/37	898
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,430
3,727	Series 3737, Class DG, 5.000%, 10/15/30	4,049
6,064	Series 3798, Class AY, 3.500%, 01/15/26	6,354
4,854	Series 3809, Class BC, 3.500%, 02/15/26	5,030
6,351	Series 3926, Class MW, 4.500%, 09/15/26	6,922
3,970	Series 3927, Class PC, 4.500%, 09/15/41	4,561
15,044	Series 3981, Class PA, 3.000%, 04/15/31	15,184
13,372	Series 4002, Class MV, 4.000%, 01/15/30	13,835
11,408	Series 4039, Class SA, IF, IO, 5.506%, 05/15/42	2,053
12,000	Series 4047, Class PB, 3.500%, 01/15/41	12,666
5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,402
4,651	Series 4066, Class VB, 3.500%, 01/15/29	4,940
2,895	Series 4181, Class VA, 3.000%, 05/15/26	2,973
19,341	Series 4186, Class JE, 2.000%, 03/15/33	19,381
12,375	Series 4188, Class JG, 2.000%, 04/15/33	12,293
9,325	Series 4206, Class DA, 2.000%, 05/15/33	9,237
1,450	Series 4314, Class DY, 3.500%, 03/15/29	1,516
2,624	Series 4336, Class YB, 3.000%, 05/15/29	2,687

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
6,007	Series 4365, Class HZ, 3.000%, 01/15/40	5,742
10,000	Series 4458, Class BW, 3.000%, 04/15/35	9,918
4,970	Series 4594, Class GN, 2.500%, 02/15/45	5,031
	FHLMC STRIPS,
25	Series 155, Class IO, IO, 7.000%, 11/01/23	4
15,392	Series 264, Class 30, 3.000%, 07/15/42	15,391
9,071	Series 267, Class 30, 3.000%, 08/15/42	9,067
	FHLMC Structured Pass-Through Securities Certificates,
1,448	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	1,693
1,611	Series T-54, Class 2A, 6.500%, 02/25/43	1,910
753	Series T-56, Class APO, PO, 05/25/43	682
	FHLMC, Multifamily Structured Pass-Through Certificates,
6,026	Series K046, Class A2, 3.205%, 03/25/25	6,315
6,500	Series K048, Class A2, VAR, 3.284%, 06/25/25	6,839
3,519	Series K049, Class A2, 3.010%, 07/25/25	3,632
6,716	Series K052, Class A2, 3.151%, 11/25/25	6,990
6,387	FNMA, VAR, 2.597%, 12/25/26	6,321
522	FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	604
	FNMA REMIC,
1	Series 1988-16, Class B, 9.500%, 06/25/18	1
77	Series 1993-110, Class H, 6.500%, 05/25/23	85
59	Series 1993-146, Class E, PO, 05/25/23	56
1,009	Series 1993-155, Class PJ, 7.000%, 09/25/23	1,118
11	Series 1993-205, Class H, PO, 09/25/23	11
16	Series 1993-217, Class H, PO, 08/25/23	15
13	Series 1993-228, Class G, PO, 09/25/23	12
338	Series 1994-37, Class L, 6.500%, 03/25/24	370
1,234	Series 1994-51, Class PV, 6.000%, 03/25/24	1,334
635	Series 1998-58, Class PC, 6.500%, 10/25/28	713
220	Series 2000-8, Class Z, 7.500%, 02/20/30	260
341	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	76
62	Series 2002-73, Class OE, 5.000%, 11/25/17	62
459	Series 2002-92, Class FB, VAR, 1.674%, 04/25/30	467
2,929	Series 2003-21, Class PZ, 4.500%, 03/25/33	3,103
126	Series 2003-67, Class SA, HB, IF, 38.847%, 10/25/31	194
1,948	Series 2003-128, Class DY, 4.500%, 01/25/24	2,067
832	Series 2004-46, Class QD, IF, 19.906%, 03/25/34	1,106
1,248	Series 2004-54, Class FL, VAR, 1.424%, 07/25/34	1,248
860	Series 2004-60, Class PA, 5.500%, 04/25/34	879
5,561	Series 2005-22, Class EH, 5.000%, 04/25/35	5,979
919	Series 2005-58, Class EP, 5.500%, 07/25/35	1,010
711	Series 2005-62, Class DX, 5.000%, 05/25/34	721
1,180	Series 2005-83, Class LA, 5.500%, 10/25/35	1,313
4,664	Series 2005-116, Class PC, 6.000%, 01/25/36	5,216
3,421	Series 2006-3, Class SB, IF, IO, 5.676%, 07/25/35	432
5,698	Series 2006-51, Class FP, VAR, 1.374%, 03/25/36	5,691
73	Series 2006-81, Class FA, VAR, 1.374%, 09/25/36	73
747	Series 2006-110, Class PO, PO, 11/25/36	671
2,402	Series 2007-76, Class PE, 6.000%, 08/25/37	2,741
605	Series 2009-89, Class A1, 5.410%, 05/25/35	627
46	Series 2010-4, Class SL, IF, 9.284%, 02/25/40	58
1,012	Series 2010-11, Class CB, 4.500%, 02/25/40	1,079

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
5,692	Series 2010-47, Class MB, 5.000%, 09/25/39	6,279
4,176	Series 2010-68, Class EP, 4.500%, 12/25/39	4,453
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,424
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,484
11,500	Series 2011-145, Class PB, 3.500%, 01/25/32	12,093
9,057	Series 2012-47, Class QE, 4.000%, 05/25/38	9,321
5,566	Series 2012-50, Class HY, 4.000%, 05/25/42	5,905
6,043	Series 2012-60, Class EP, 3.000%, 04/25/42	6,135
16,252	Series 2012-63, Class VA, 4.000%, 08/25/23	17,057
5,750	Series 2012-100, Class AY, 3.000%, 09/25/32	5,830
1,400	Series 2012-141, Class PB, 2.500%, 12/25/42	1,300
5,300	Series 2013-106, Class PY, 3.000%, 10/25/33	5,423
3,699	Series 2013-130, Class GY, 3.500%, 01/25/34	3,902
6,000	Series 2015-11, Class AQ, 3.000%, 03/25/35	5,912
4,000	Series 2015-28, Class GB, 3.500%, 05/25/35	4,166
4,653	Series 2015-41, Class AY, 3.000%, 06/25/35	4,632
11,897	Series 2015-48, Class DE, 3.000%, 10/25/44	12,088
4,491	Series 2016-28, Class DW, 3.500%, 05/25/36	4,715
18,068	Series 2016-38, Class NA, 3.000%, 01/25/46	18,601
15,158	Series 2016-45, Class PC, 3.000%, 09/25/45	15,544
7	Series G92-35, Class EB, 7.500%, 07/25/22	8
1	Series G92-44, Class ZQ, 8.000%, 07/25/22	2
	FNMA REMIC Trust,
136	Series 1999-W4, Class A9, 6.250%, 02/25/29	148
1,369	Series 2002-W7, Class A4, 6.000%, 06/25/29	1,518
668	Series 2003-W1, Class 1A1, VAR, 5.555%, 12/25/42	733
359	Series 2003-W1, Class 2A, VAR, 6.137%, 12/25/42	413
2,191	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	2,527
1,340	Series 2009-W1, Class A, 6.000%, 12/25/49	1,529
	FNMA STRIPS,
1,473	Series 278, Class 1, VAR, 1.920%, 08/25/25	1,500
476	Series 278, Class 3, VAR, 2.019%, 11/25/23	481
101	Series 343, Class 23, IO, 4.000%, 10/25/18	2
	GNMA,
3,285	Series 2004-27, Class PD, 5.500%, 04/20/34	3,654
726	Series 2008-15, Class NB, 4.500%, 02/20/38	777
4,064	Series 2008-40, Class SA, IF, IO, 5.472%, 05/16/38	706
14,217	Series 2009-42, Class TX, 4.500%, 06/20/39	15,323
3,819	Series 2009-69, Class WM, 5.500%, 08/20/39	4,238
13,660	Series 2011-29, Class Z, 5.000%, 05/20/40	16,238

	Total Collateralized Mortgage Obligations (Cost $482,296)	490,678

Commercial Mortgage-Backed Securities — 3.0%
	FNMA - ACES,
4,464	Series 2015-M13, Class A2, VAR, 2.711%, 06/25/25	4,505
19,357	Series 2016-M1, Class A2, VAR, 2.939%, 01/25/26	19,748
6,000	Series 2017-M3, Class A2, VAR, 2.486%, 12/25/26	5,870
10,536	FNMA Grantor Trust, Series 2017-T1, Class A, 2.898%, 06/25/27	10,570

	Total Commercial Mortgage-Backed Securities (Cost $40,429)	40,693

Foreign Government Security — 0.5%
7,527	Israel Government AID Bond, (Israel), Zero Coupon, 09/15/19 (Cost $7,124)	7,265

Mortgage-Backed Securities — 11.1%
	FHLMC,
3	ARM, 1.841%, 02/01/19	3

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
2		ARM, 1.842%, 07/01/30	2
13		ARM, 2.058%, 08/01/18	13
2		ARM, 2.106%, 03/01/18	2
7		ARM, 2.500%, 06/01/18	7
20		ARM, 2.523%, 01/01/21	20
5		ARM, 2.586%, 11/01/18	5
14		ARM, 2.769%, 04/01/30	14
94		ARM, 2.822%, 01/01/27	98
–	(h)	ARM, 3.177%, 01/01/20	—	(h)
953		ARM, 3.220%, 03/01/37	1,011
184		FHLMC Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	199
		FHLMC Gold Pools, 30 Year, Single Family,
913		4.500%, 10/01/40	987
261		5.500%, 11/01/33	290
68		6.000%, 02/01/32	78
295		6.500%, 01/01/24 - 06/01/29	334
639		7.000%, 08/01/25 - 09/01/29	716
32		7.500%, 09/01/24 - 08/01/25	35
19		8.000%, 11/01/24	21
75		8.500%, 05/01/24 - 07/01/28	86
1		9.000%, 01/01/21 - 11/01/21	—	(h)
		FNMA,
4,886		ARM, 1.785%, 12/01/25	4,891
68		ARM, 1.833%, 11/01/27 - 11/01/40	67
20		ARM, 1.861%, 06/01/29	20
1		ARM, 1.875%, 09/01/17	1
5		ARM, 1.897%, 06/01/20	5
2		ARM, 2.511%, 07/01/17	2
8		ARM, 2.552%, 08/01/19	8
1		ARM, 2.875%, 01/01/29	1
1		ARM, 6.000%, 12/01/18	1
4		ARM, 6.028%, 04/01/19	4
		FNMA, 15 Year, Single Family,
2,073		4.000%, 04/01/19 - 09/01/25	2,190
368		4.500%, 03/01/19	377
45		5.500%, 03/01/18	45
276		FNMA, 20 Year, Single Family, 5.000%, 11/01/23	303
		FNMA, 30 Year, Single Family,
7,089		3.000%, 03/01/43 - 09/01/46	7,150
16,323		3.500%, 05/01/42 - 09/01/46	16,945
30,542		4.000%, 06/01/43 - 06/01/45	32,645
257		4.500%, 03/01/38	277
1,343		5.000%, 11/01/33	1,507
8,359		5.500%, 02/01/29 - 05/01/36	9,523
1,231		6.000%, 07/01/36	1,441
303		6.500%, 06/01/26 - 04/01/32	350
2,970		7.000%, 02/01/24 - 03/01/35	3,544
22		7.500%, 03/01/30	23
1		10.000%, 09/01/17 - 07/01/20	—	(h)
		FNMA, Other,
6,972		2.632%, 12/01/26	6,971
6,500		2.810%, 04/01/25	6,617
6,447		2.972%, 05/01/26	6,630
5,913		2.974%, 06/01/27	6,034
6,832		3.010%, 02/01/27	6,982
6,500		3.100%, 01/01/26	6,728
7,253		3.117%, 01/01/22	7,570
8,803		3.259%, 01/01/22	9,201
3,000		3.300%, 11/01/26	3,133
4,335		3.765%, 12/01/25	4,693
28		6.000%, 09/01/28	32
147		GNMA II, 30 Year, Single Family, 8.000%, 11/20/26 - 11/20/27	171
		GNMA, 30 Year, Single Family,
322		6.500%, 06/15/23 - 02/15/24	356
136		7.000%, 12/15/22 - 06/15/28	142
232		7.500%, 02/15/22 - 02/15/28	249
89		8.000%, 07/15/22 - 08/15/26	96
162		9.000%, 08/15/21 - 11/15/24	175
–	(h)	9.500%, 08/15/17 - 08/15/18	—	(h)

		Total Mortgage-Backed Securities (Cost $148,212)	151,021

U.S. Government Agency Securities — 19.5%
		FFCB,
10,000		5.750%, 05/11/26	12,463
12,824		5.750%, 12/07/28	16,540
		FNMA,
30,000		Zero Coupon, 10/09/19	28,765
10,000		6.250%, 05/15/29	13,650
10,000		7.250%, 05/15/30	6,731
		FNMA STRIPS,
8,000		2.390%, 10/08/27 (n)	5,968
9,200		14.013%, 05/29/26 (n)	7,189
		Resolution Funding Corp. STRIPS,
18,300		1.982%, 10/15/20 (n)	17,273
57,000		2.193%, 07/15/20 (n)	54,102
5,000		2.344%, 01/15/21 (n)	4,683
60,673		3.499%, 10/15/19 (n)	58,603

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
15,700	4.996%, 01/15/30 (n)	10,865
5,000	15.428%, 04/15/30 (n)	3,430
15,000	15.974%, 04/15/28 (n)	11,016
14,740	Tennessee Valley Authority STRIPS, 5.365%, 12/15/17 (n)	14,636

	Total U.S. Government Agency Securities (Cost $244,747)	265,914

U.S. Treasury Obligations — 23.6%
	U.S. Treasury Bond,
31,000	3.000%, 05/15/45	31,785
20,000	5.250%, 11/15/28	25,923
2,500	7.125%, 02/15/23	3,211
3,935	7.250%, 08/15/22	4,994
3,635	8.000%, 11/15/21	4,614
3,190	8.875%, 08/15/17	3,242
1,020	9.000%, 11/15/18	1,135
27,500	U.S. Treasury Inflation Indexed Bond, 1.375%, 02/15/44	31,814
	U.S. Treasury Note,
35,000	1.625%, 02/15/26	33,477
35,000	1.875%, 09/30/17	35,087
20,000	2.000%, 08/15/25	19,788
30,000	2.625%, 11/15/20	31,077
25,000	4.250%, 11/15/17	25,355
1,020	4.750%, 08/15/17	1,028
72,500	U.S. Treasury STRIPS, 2.072%, 05/15/20 (n)	69,394

	Total U.S. Treasury Obligations (Cost $315,206)	321,924

SHARES
Short-Term Investment — 6.2%
	Investment Company — 6.2%
85,047	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $85,047)	85,047

	Total Investments — 99.8% (Cost $1,323,061)	1,362,542
	Other Assets in Excess of Liabilities — 0.2%	2,386

	NET ASSETS — 100.0%	$1,364,928

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2017.
FFCB	—	Federal Farm Credit Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,877
Aggregate gross unrealized depreciation	(8,396)

Net unrealized appreciation/depreciation	$39,481

Federal income tax cost of investments	$1,323,061

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$85,047	$1,277,495	$—	$1,362,542

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.0% (g)
185	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-13, Class MV8, VAR, 3.328%, 01/25/35	7
1,421	Unipac IX LLC, 13.000%, 12/31/20	1,363

	Total Asset-Backed Securities (Cost $1,401)	1,370

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
	Liberty Interactive LLC,
4,448	3.750%, 02/15/30	2,780
2,566	4.000%, 11/15/29	1,630

		4,410

	Specialty Retail — 0.0% (g)
2,626	Nebraska Book Holdings, Inc., 2.000% (PIK), 04/01/26 (e) (v)	262

	Total Convertible Bonds (Cost $4,737)	4,672

Corporate Bonds — 90.1%
	Consumer Discretionary — 16.7%
	Auto Components — 1.4%
	American Axle & Manufacturing, Inc.,
29,422	6.250%, 04/01/25 (e)	29,128
29,530	6.500%, 04/01/27 (e)	29,161
890	6.625%, 10/15/22	919
14,258	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25 (e)	14,900
	Goodyear Tire & Rubber Co. (The),
29,821	4.875%, 03/15/27	29,985
30,860	5.000%, 05/31/26	31,805
	Icahn Enterprises LP,
11,537	5.875%, 02/01/22	11,811
4,725	6.000%, 08/01/20	4,849
4,579	6.250%, 02/01/22	4,768
4,579	6.750%, 02/01/24	4,779
3,849	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,046

		166,151

	Automobiles — 0.2%
25,470	Fiat Chrysler Automobiles NV, (United Kingdom), 5.250%, 04/15/23	25,661
	General Motors Co.,
9,300	7.400%, 09/01/25 (d)	—	(h)
25,800	7.700%, 04/15/16 (d)	—	(h)
	Motors Liquidation Co.,
6,000	7.375%, 05/23/48 (d)	—	(h)
3,415	7.750%, 03/15/36 (d)	—	(h)
12,550	8.100%, 06/15/24 (d)	—	(h)
20,000	8.250%, 07/15/23 (d)	—	(h)
34,006	8.375%, 07/15/33 (d)	—	(h)
10,255	VAR, 6.750%, 05/01/28 (d)	—	(h)

		25,661

	Distributors — 0.4%
	Global Partners LP,
7,245	6.250%, 07/15/22	7,318
10,545	7.000%, 06/15/23	10,545
12,930	LKQ Corp., 4.750%, 05/15/23	13,122
3,964	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	4,123
10,890	Univar USA, Inc., 6.750%, 07/15/23 (e)	11,407

		46,515

	Diversified Consumer Services — 0.2%
	Service Corp. International,
6,440	5.375%, 05/15/24	6,786
10,170	8.000%, 11/15/21	12,051

		18,837

	Hotels, Restaurants & Leisure — 3.8%
19,197	1011778 BC ULC, (Canada), 4.250%, 05/15/24 (e)	19,197
	Boyd Gaming Corp.,
2,035	6.375%, 04/01/26	2,220
12,393	6.875%, 05/15/23	13,416
4,382	CCM Merger, Inc., 6.000%, 03/15/22 (e)	4,524
2,960	Cedar Fair LP, 5.375%, 04/15/27 (e)	3,108
20,268	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	8,107
12,937	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	12,614
	Eldorado Resorts, Inc.,
2,034	6.000%, 04/01/25 (e)	2,138
5,505	7.000%, 08/01/23	5,973
17,345	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	17,724
7,215	Gateway Casinos & Entertainment Ltd., (Canada), 8.250%, 03/01/24 (e)	7,513
	GLP Capital LP,
23,380	5.375%, 11/01/23	25,309
9,245	5.375%, 04/15/26	10,008
10,620	Golden Nugget, Inc., 8.500%, 12/01/21 (e)	11,337

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
9,005	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (e)	9,095
7,322	Hilton Grand Vacations Borrower LLC, 6.125%, 12/01/24 (e)	7,871
	Hilton Worldwide Finance LLC,
8,526	4.625%, 04/01/25 (e)	8,803
4,252	4.875%, 04/01/27 (e)	4,401
	International Game Technology plc,
3,985	6.250%, 02/15/22 (e)	4,310
25,915	6.500%, 02/15/25 (e)	28,296
13,430	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	13,917
10,010	KFC Holding Co., 5.250%, 06/01/26 (e)	10,503
13,822	Landry’s, Inc., 6.750%, 10/15/24 (e)	14,271
	MGM Resorts International,
13,083	4.625%, 09/01/26	13,099
11,340	6.000%, 03/15/23	12,449
11,270	6.625%, 12/15/21	12,679
9,615	7.750%, 03/15/22	11,274
12,626	NCL Corp. Ltd., 4.750%, 12/15/21 (e)	13,005
8,908	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	9,342
	Scientific Games International, Inc.,
12,000	7.000%, 01/01/22 (e)	12,810
24,350	10.000%, 12/01/22	26,511
25,633	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	25,988
15,024	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	15,963
19,560	Six Flags Entertainment Corp., 4.875%, 07/31/24 (e)	19,682
3,000	Speedway Motorsports, Inc., 5.125%, 02/01/23	3,037
15,710	Wynn Las Vegas LLC, 5.500%, 03/01/25 (e)	16,613

		437,107

	Household Durables — 0.9%
8,025	American Greetings Corp., 7.875%, 02/15/25 (e)	8,547
	CalAtlantic Group, Inc.,
3,899	5.250%, 06/01/26	4,006
2,180	5.375%, 10/01/22	2,338
22,956	5.875%, 11/15/24	24,735
2,147	M/I Homes, Inc., 6.750%, 01/15/21	2,254
	Mattamy Group Corp., (Canada),
10,185	6.500%, 11/15/20 (e)	10,414
6,289	6.875%, 12/15/23 (e)	6,368
14,382	New Home Co., Inc. (The), 7.250%, 04/01/22 (e)	14,885
5,060	Radio Systems Corp., 8.375%, 11/01/19 (e)	5,272
	Tempur Sealy International, Inc.,
1,798	5.500%, 06/15/26	1,805
14,420	5.625%, 10/15/23	14,853
8,630	Toll Brothers Finance Corp., 5.625%, 01/15/24	9,288

		104,765

	Internet & Direct Marketing Retail — 0.1%
	Netflix, Inc.,
4,716	4.375%, 11/15/26 (e)	4,716
7,800	5.500%, 02/15/22	8,472
1,795	5.750%, 03/01/24	1,947

		15,135

	Media — 8.1%
	Altice Financing SA, (Luxembourg),
8,515	6.500%, 01/15/22 (e)	8,930
18,292	6.625%, 02/15/23 (e)	19,463
22,385	7.500%, 05/15/26 (e)	24,651
	Altice Luxembourg SA, (Luxembourg),
5,572	7.625%, 02/15/25 (e)	6,080
24,863	7.750%, 05/15/22 (e)	26,417
	Altice US Finance I Corp.,
33,975	5.375%, 07/15/23 (e)	35,461
21,433	5.500%, 05/15/26 (e)	22,451
	AMC Entertainment Holdings, Inc.,
3,800	5.875%, 11/15/26 (e)	3,921
6,783	6.125%, 05/15/27 (e)	7,012
	AMC Networks, Inc.,
4,630	4.750%, 12/15/22	4,752
26,375	5.000%, 04/01/24	26,770
27,399	Cablevision Systems Corp., 8.000%, 04/15/20	30,755
2,261	Cinemark USA, Inc., 5.125%, 12/15/22	2,323
	Clear Channel Worldwide Holdings, Inc.,
12,665	Series A, 6.500%, 11/15/22	12,918
2,650	Series A, 7.625%, 03/15/20	2,624
24,700	Series B, 6.500%, 11/15/22	25,441
25,871	Series B, 7.625%, 03/15/20	26,000
	CSC Holdings LLC,
4,070	5.250%, 06/01/24	4,154
17,643	5.500%, 04/15/27 (e)	18,478
22,691	6.750%, 11/15/21	25,102

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
3,220	10.125%, 01/15/23 (e)	3,749
2,825	10.875%, 10/15/25 (e)	3,440
	DISH DBS Corp.,
6,473	5.000%, 03/15/23	6,653
5,625	5.875%, 07/15/22	6,005
8,234	5.875%, 11/15/24	8,769
88,621	6.750%, 06/01/21	98,037
22,752	7.750%, 07/01/26	26,734
12,947	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24 (e)	14,274
4,141	EW Scripps Co. (The), 5.125%, 05/15/25 (e)	4,239
	Gray Television, Inc.,
12,865	5.125%, 10/15/24 (e)	12,865
7,730	5.875%, 07/15/26 (e)	7,846
4,957	iHeartCommunications, Inc., 9.000%, 12/15/19	3,925
	Lamar Media Corp.,
2,297	5.000%, 05/01/23	2,395
1,425	5.375%, 01/15/24	1,497
8,075	5.750%, 02/01/26	8,741
9,255	Liberty Interactive LLC, 8.250%, 02/01/30	9,914
6,089	LIN Television Corp., 5.875%, 11/15/22	6,371
21,970	Live Nation Entertainment, Inc., 4.875%, 11/01/24 (e)	22,245
11,373	Mediacom Broadband LLC, 6.375%, 04/01/23	11,913
	Nexstar Broadcasting, Inc.,
4,770	5.625%, 08/01/24 (e)	4,806
3,895	6.125%, 02/15/22 (e)	4,099
	Outfront Media Capital LLC,
8,651	5.625%, 02/15/24	9,051
15,319	5.875%, 03/15/25	16,085
5,436	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	5,762
3,825	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	—	(h)
	Regal Entertainment Group,
7,245	5.750%, 03/15/22	7,580
4,975	5.750%, 02/01/25	5,124
	Sinclair Television Group, Inc.,
8,500	5.125%, 02/15/27 (e)	8,267
9,226	5.625%, 08/01/24 (e)	9,491
	Sirius XM Radio, Inc.,
13,669	4.625%, 05/15/23 (e)	13,882
17,915	5.375%, 04/15/25 (e)	18,408
2,993	5.750%, 08/01/21 (e)	3,098
	TEGNA, Inc.,
11,365	5.500%, 09/15/24 (e)	11,720
14,885	6.375%, 10/15/23	15,760
11,642	Unitymedia GmbH, (Germany), 6.125%, 01/15/25 (e)	12,457
14,160	Unitymedia Hessen GmbH & Co. KG, (Germany), 5.500%, 01/15/23 (e)	14,726
	Univision Communications, Inc.,
19,025	5.125%, 05/15/23 (e)	19,215
32,224	5.125%, 02/15/25 (e)	31,821
16,497	6.750%, 09/15/22 (e)	17,240
14,962	UPCB Finance IV Ltd., (Netherlands), 5.375%, 01/15/25 (e)	15,529
	Videotron Ltd., (Canada),
4,272	5.125%, 04/15/27 (e)	4,421
19,592	5.375%, 06/15/24 (e)	20,888
	WMG Acquisition Corp.,
3,014	4.875%, 11/01/24 (e)	3,044
5,651	5.000%, 08/01/23 (e)	5,786
17,129	5.625%, 04/15/22 (e)	17,814
19,439	6.750%, 04/15/22 (e)	20,474
6,395	Ziggo Bond Finance BV, (Netherlands), 5.875%, 01/15/25 (e)	6,539
19,075	Ziggo Secured Finance BV, (Netherlands), 5.500%, 01/15/27 (e)	19,383

		935,785

	Multiline Retail — 0.4%
3,761	Cumberland Farms, Inc., 6.750%, 05/01/25 (e)	3,940
21,000	Dollar Tree, Inc., 5.750%, 03/01/23	22,239
8,490	JC Penney Corp., Inc., 5.875%, 07/01/23 (e)	8,447
17,300	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	8,953

		43,579

	Specialty Retail — 1.1%
3,857	Caleres, Inc., 6.250%, 08/15/23	4,021
	Claire’s Stores, Inc.,
11,275	6.125%, 03/15/20 (e)	4,792
32,700	9.000%, 03/15/19 (e)	15,859
6,820	Guitar Center, Inc., 6.500%, 04/15/19 (e)	5,874

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — continued
	L Brands, Inc.,
3,800	5.625%, 10/15/23	4,014
6,900	6.750%, 07/01/36	6,642
5,030	6.875%, 11/01/35	4,876
10,800	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	11,124
33,709	Penske Automotive Group, Inc., 5.500%, 05/15/26	33,625
	PetSmart, Inc.,
4,258	5.875%, 06/01/25 (e)	4,279
9,650	7.125%, 03/15/23 (e)	8,999
8,300	8.875%, 06/01/25 (e)	8,227
	Sally Holdings LLC,
5,950	5.500%, 11/01/23	6,032
4,650	5.625%, 12/01/25	4,766
4,193	Sonic Automotive, Inc., 6.125%, 03/15/27 (e)	4,204

		127,334

	Textiles, Apparel & Luxury Goods — 0.1%
	Hanesbrands, Inc.,
1,877	4.625%, 05/15/24 (e)	1,877
4,877	4.875%, 05/15/26 (e)	4,889
4,600	Levi Strauss & Co., 5.000%, 05/01/25	4,790

		11,556

	Total Consumer Discretionary	1,932,425

	Consumer Staples — 4.7%
	Beverages — 0.1%
13,801	Cott Holdings, Inc., (Canada), 5.500%, 04/01/25 (e)	14,129

	Food & Staples Retailing — 1.9%
	Albertsons Cos. LLC,
23,189	5.750%, 03/15/25 (e)	23,073
32,764	6.625%, 06/15/24 (e)	33,911
	New Albertsons, Inc.,
8,404	7.450%, 08/01/29	8,089
1,500	7.750%, 06/15/26	1,488
14,069	8.000%, 05/01/31	13,823
8,944	8.700%, 05/01/30	8,944
3,978	Series C, 6.625%, 06/01/28	3,620
	Rite Aid Corp.,
19,566	6.125%, 04/01/23 (e)	19,435
8,000	6.750%, 06/15/21	8,090
	SUPERVALU, Inc.,
30,148	6.750%, 06/01/21	30,789
58,960	7.750%, 11/15/22	60,581
12,117	Tops Holding LLC, 8.000%, 06/15/22 (e)	10,178

		222,021

	Food Products — 1.9%
10,538	B&G Foods, Inc., 5.250%, 04/01/25	10,907
19,378	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	19,378
23,679	Dean Foods Co., 6.500%, 03/15/23 (e)	25,040
16,796	Dole Food Co., Inc., 7.250%, 06/15/25 (e)	17,426
	JBS USA LUX SA, (Brazil),
3,670	5.750%, 06/15/25 (e)	3,528
29,785	5.875%, 07/15/24 (e)	29,040
58,665	7.250%, 06/01/21 (e)	58,738
1,400	8.250%, 02/01/20 (e)	1,410
7,184	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	7,364
	Post Holdings, Inc.,
21,974	5.000%, 08/15/26 (e)	22,139
10,811	5.500%, 03/01/25 (e)	11,352
9,826	5.750%, 03/01/27 (e)	10,280

		216,602

	Household Products — 0.3%
9,945	Central Garden & Pet Co., 6.125%, 11/15/23	10,716
19,363	Kronos Acquisition Holdings, Inc., (Canada), 9.000%, 08/15/23 (e)	19,045
4,549	Spectrum Brands, Inc., 6.125%, 12/15/24	4,822

		34,583

	Personal Products — 0.5%
30,644	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	32,023
	Revlon Consumer Products Corp.,
10,083	5.750%, 02/15/21	9,434
16,055	6.250%, 08/01/24	14,249

		55,706

	Total Consumer Staples	543,041

	Energy — 13.1%
	Energy Equipment & Services — 3.0%
7,325	Archrock Partners LP, 6.000%, 10/01/22	7,325
8,400	CSI Compressco LP, 7.250%, 08/15/22	8,064
	Ensco plc,
4,798	5.200%, 03/15/25	4,054
2,310	8.000%, 01/31/24	2,274

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
	KCA Deutag UK Finance plc, (United Kingdom),
12,543	7.250%, 05/15/21 (e)	11,803
15,830	9.875%, 04/01/22 (e)	16,285
10,297	Nabors Industries, Inc., 5.500%, 01/15/23 (e)	10,194
	Noble Holding International Ltd., (United Kingdom),
967	5.250%, 03/15/42	624
6,316	6.200%, 08/01/40	4,453
26,674	Parker Drilling Co., 6.750%, 07/15/22	22,940
	Precision Drilling Corp., (Canada),
5,867	5.250%, 11/15/24	5,427
3,000	6.500%, 12/15/21	3,038
19,101	Rowan Cos., Inc., 7.375%, 06/15/25	18,719
16,769	Sea Trucks Group Ltd., (Nigeria), Reg. S, 9.000%, 03/26/18 (d) (e)	4,192
13,490	SESI LLC, 7.125%, 12/15/21	13,456
32,770	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.500%, 11/02/20 (e)	32,934
18,923	Transocean Proteus Ltd., 6.250%, 12/01/24 (e)	19,491
	Transocean, Inc.,
8,846	5.800%, 10/15/22	8,271
41,521	6.800%, 03/15/38	32,218
3,214	7.500%, 04/15/31	2,732
35,837	9.000%, 07/15/23 (e)	37,449
7,571	9.100%, 12/15/41	6,968
6,344	Trinidad Drilling Ltd., (Canada), 6.625%, 02/15/25 (e)	6,312
19,653	Unit Corp., 6.625%, 05/15/21	19,260
	Weatherford International Ltd.,
11,323	4.500%, 04/15/22	10,502
5,260	5.950%, 04/15/42	4,510
11,216	6.500%, 08/01/36	10,371
3,222	6.750%, 09/15/40	2,996
6,830	7.000%, 03/15/38	6,386
2,702	7.750%, 06/15/21	2,852
7,938	8.250%, 06/15/23	8,414
87	9.875%, 02/15/24 (e)	98

		344,612

	Oil, Gas & Consumable Fuels — 10.1%
	Antero Resources Corp.,
44,500	5.125%, 12/01/22	45,000
19,226	5.375%, 11/01/21	19,779
	Baytex Energy Corp., (Canada),
1,254	5.125%, 06/01/21 (e)	1,176
2,694	5.625%, 06/01/24 (e)	2,458
6,025	Blue Racer Midstream LLC, 6.125%, 11/15/22 (e)	6,191
26,530	California Resources Corp., 8.000%, 12/15/22 (e)	19,864
	Callon Petroleum Co.,
3,600	6.125%, 10/01/24 (e)	3,726
12,959	6.125%, 10/01/24	13,413
4,393	Cenovus Energy, Inc., (Canada), 4.250%, 04/15/27 (e)	4,372
	Cheniere Corpus Christi Holdings LLC,
12,400	5.875%, 03/31/25	13,315
14,050	7.000%, 06/30/24	15,736
	Chesapeake Energy Corp.,
17,442	4.875%, 04/15/22	16,221
6,843	6.125%, 02/15/21	6,929
11,323	8.000%, 01/15/25 (e)	11,266
10,748	8.000%, 06/15/27 (e)	10,533
16,327	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	16,694
8,470	CONSOL Energy, Inc., 5.875%, 04/15/22	8,354
	Continental Resources, Inc.,
9,123	4.500%, 04/15/23	8,941
36,942	5.000%, 09/15/22	36,988
	Crestwood Midstream Partners LP,
9,449	5.750%, 04/01/25 (e)	9,662
8,085	6.250%, 04/01/23	8,383
	DCP Midstream Operating LP,
25,760	3.875%, 03/15/23	25,168
4,093	4.750%, 09/30/21 (e)	4,154
3,930	4.950%, 04/01/22	4,018
11,176	6.750%, 09/15/37 (e)	12,098
18,721	Delek Logistics Partners LP, 6.750%, 05/15/25 (e)	19,002
8,630	Diamondback Energy, Inc., 4.750%, 11/01/24 (e)	8,652
	Energy Transfer Equity LP,
1,320	5.500%, 06/01/27	1,389
34,016	5.875%, 01/15/24	36,312
	EP Energy LLC,
7,170	7.750%, 09/01/22	5,736
70,585	8.000%, 02/15/25 (e)	60,350
46,630	9.375%, 05/01/20	42,084

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Genesis Energy LP,
11,830	5.625%, 06/15/24	11,505
665	5.750%, 02/15/21	676
7,230	6.000%, 05/15/23	7,194
6,175	6.750%, 08/01/22	6,368
13,966	Hilcorp Energy I LP, 5.000%, 12/01/24 (e)	13,233
10,776	Holly Energy Partners LP, 6.000%, 08/01/24 (e)	11,382
17,412	Martin Midstream Partners LP, 7.250%, 02/15/21	17,847
	MEG Energy Corp., (Canada),
17,980	6.375%, 01/30/23 (e)	15,418
30,280	6.500%, 01/15/25 (e)	29,599
6,844	Newfield Exploration Co., 5.750%, 01/30/22	7,289
	NGL Energy Partners LP,
1,794	5.125%, 07/15/19	1,798
12,333	6.125%, 03/01/25 (e)	11,624
7,048	6.875%, 10/15/21	7,136
	NuStar Logistics LP,
1,031	4.750%, 02/01/22	1,060
6,925	4.800%, 09/01/20	7,219
5,000	5.625%, 04/28/27	5,225
4,245	6.750%, 02/01/21	4,627
17,878	Oasis Petroleum, Inc., 6.500%, 11/01/21	18,101
	PBF Holding Co. LLC,
8,995	7.000%, 11/15/23	9,017
11,630	7.250%, 06/15/25 (e)	11,492
6,578	PBF Logistics LP, 6.875%, 05/15/23	6,726
3,763	Peabody Energy Corp., 6.000%, 03/31/22 (e)	3,782
	Penn Virginia Corp.,
1,500	7.250%, 04/15/19 (d)	22
14,125	8.500%, 05/01/20 (d)	212
	QEP Resources, Inc.,
4,111	5.250%, 05/01/23	3,988
19,600	5.375%, 10/01/22	19,159
6,072	6.875%, 03/01/21	6,375
	Range Resources Corp.,
11,165	4.875%, 05/15/25	10,621
10,388	5.000%, 03/15/23 (e)	10,128
4,740	Rice Energy, Inc., 7.250%, 05/01/23	5,066
17,626	RSP Permian, Inc., 6.625%, 10/01/22	18,573
	SemGroup Corp.,
6,565	5.625%, 07/15/22	6,598
6,417	5.625%, 11/15/23	6,389
19,254	SM Energy Co., 5.000%, 01/15/24	17,810
1,207	Stone Energy Corp., 7.500%, 05/31/22	1,168
	Summit Midstream Holdings LLC,
8,049	5.500%, 08/15/22	8,210
12,275	5.750%, 04/15/25	12,582
	Sunoco LP,
2,505	5.500%, 08/01/20	2,586
15,678	6.250%, 04/15/21	16,540
13,285	6.375%, 04/01/23	14,149
12,790	Tallgrass Energy Partners LP, 5.500%, 09/15/24 (e)	12,982
	Targa Resources Partners LP,
11,407	4.250%, 11/15/23	11,293
17,697	5.125%, 02/01/25 (e)	18,316
10,000	5.250%, 05/01/23	10,313
5,550	5.375%, 02/01/27 (e)	5,786
	TerraForm Power Operating LLC,
13,000	SUB, 6.375%, 02/01/23 (e)	13,455
12,640	SUB, 6.625%, 06/15/25 (e)	13,335
	Tesoro Corp.,
10,803	4.750%, 12/15/23 (e)	11,370
4,513	5.125%, 04/01/24	4,739
10,815	5.125%, 12/15/26 (e)	11,572
	Tesoro Logistics LP,
21,350	5.250%, 01/15/25	22,578
8,000	6.250%, 10/15/22	8,555
7,660	6.375%, 05/01/24	8,330
	Ultra Resources, Inc.,
33,919	6.875%, 04/15/22 (e)	34,216
8,075	7.125%, 04/15/25 (e)	8,105
7,920	W&T Offshore, Inc., 8.500%, 06/15/19	6,257
10,565	Western Refining Logistics LP, 7.500%, 02/15/23	11,410
5,254	Western Refining, Inc., 6.250%, 04/01/21	5,418
53,432	Whiting Petroleum Corp., 5.000%, 03/15/19	53,298
	Williams Cos., Inc. (The),
12,645	3.700%, 01/15/23	12,455
1,280	4.550%, 06/24/24	1,315
9,960	5.750%, 06/24/44	10,390
6,533	7.750%, 06/15/31	7,774

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
939	Series A, 7.500%, 01/15/31	1,113

		1,170,833

	Total Energy	1,515,445

	Financials — 5.1%
	Banks — 2.0%
17,102	Bank of America Corp., Series AA, VAR, 6.100%, 03/17/25 (x) (y)	18,363
17,257	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18 (x) (y)	18,422
35,041	CIT Group, Inc., 5.000%, 08/15/22	37,921
	Citigroup, Inc.,
15,720	Series R, VAR, 6.125%, 11/15/20 (x) (y)	16,840
7,910	Series T, VAR, 6.250%, 08/15/26 (x) (y)	8,632
5,770	Credit Agricole SA, (France), VAR, 8.125%, 12/23/25 (e) (x) (y)	6,671
	Royal Bank of Scotland Group plc, (United Kingdom),
45,680	6.100%, 06/10/23	50,074
46,019	6.125%, 12/15/22	50,401
5,292	VAR, 7.500%, 08/10/20 (x) (y)	5,517
4,790	VAR, 8.625%, 08/15/21 (x) (y)	5,245
12,985	Societe Generale SA, (France), VAR, 7.375%, 09/13/21 (e) (x) (y)	13,959

		232,045

	Capital Markets — 0.2%
10,392	LPL Holdings, Inc., 5.750%, 09/15/25 (e)	10,730
9,292	MSCI, Inc., 5.250%, 11/15/24 (e)	9,811

		20,541

	Consumer Finance — 1.5%
	Ally Financial, Inc.,
38,854	4.125%, 02/13/22	39,850
38,247	4.625%, 05/19/22	39,346
11,345	4.625%, 03/30/25	11,376
7,720	5.750%, 11/20/25	8,019
20,994	8.000%, 11/01/31	25,350
3,313	FirstCash, Inc., 5.375%, 06/01/24 (e)	3,388
32,786	ILFC E-Capital Trust II, VAR, 4.910%, 12/21/65 (e)	31,639
	Springleaf Finance Corp.,
5,917	7.750%, 10/01/21	6,442
10,793	8.250%, 12/15/20	11,899

		177,309

	Diversified Financial Services — 0.7%
29,858	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	29,858
22,746	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	19,789
6,850	Highland Ranch, 6.700%, 09/01/20	6,782
	Nationstar Mortgage LLC,
11,924	6.500%, 07/01/21	12,177
6,635	6.500%, 06/01/22	6,743

		75,349

	Insurance — 0.3%
1,983	CNO Financial Group, Inc., 5.250%, 05/30/25	2,080
4,762	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	4,893
8,527	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	10,318
11,400	NFP Corp., 9.000%, 07/15/21 (e)	11,970
9,468	USIS Merger Sub, Inc., 6.875%, 05/01/25 (e)	9,586

		38,847

	Thrifts & Mortgage Finance — 0.4%
9,451	Ladder Capital Finance Holdings LLP, 5.250%, 03/15/22 (e)	9,699
26,329	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	26,362
8,737	Radian Group, Inc., 7.000%, 03/15/21	9,807

		45,868

	Total Financials	589,959

	Health Care — 8.4%
	Health Care Equipment & Supplies — 0.6%
	Alere, Inc.,
5,366	6.375%, 07/01/23 (e)	5,802
17,428	6.500%, 06/15/20	17,733
9,730	Hologic, Inc., 5.250%, 07/15/22 (e)	10,217
	Mallinckrodt International Finance SA,
1,067	3.500%, 04/15/18	1,070
2,784	4.750%, 04/15/23	2,464
9,330	5.500%, 04/15/25 (e)	8,560
3,657	5.625%, 10/15/23 (e)	3,511
6,814	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	7,018
	Teleflex, Inc.,
5,000	4.875%, 06/01/26	5,125
9,785	5.250%, 06/15/24	10,127

		71,627

	Health Care Providers & Services — 5.5%
	Acadia Healthcare Co., Inc.,
17,455	5.625%, 02/15/23	18,131

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
8,830	6.500%, 03/01/24	9,426
	Centene Corp.,
10,306	4.750%, 05/15/22	10,749
16,330	4.750%, 01/15/25	16,861
10,589	5.625%, 02/15/21	11,059
13,415	6.125%, 02/15/24	14,576
	Community Health Systems, Inc.,
5,688	6.250%, 03/31/23	5,877
12,837	6.875%, 02/01/22	11,409
13,871	7.125%, 07/15/20	13,646
	DaVita, Inc.,
7,965	5.000%, 05/01/25	7,915
17,138	5.125%, 07/15/24	17,438
8,500	5.750%, 08/15/22	8,808
	Envision Healthcare Corp.,
13,898	5.125%, 07/01/22 (e)	14,245
21,317	5.625%, 07/15/22	22,247
	Fresenius Medical Care US Finance II, Inc., (Germany),
4,205	4.125%, 10/15/20 (e)	4,397
4,281	5.625%, 07/31/19 (e)	4,570
10,276	5.875%, 01/31/22 (e)	11,406
10,235	Fresenius Medical Care US Finance, Inc., (Germany), 5.750%, 02/15/21 (e)	11,283
11,585	HCA Healthcare, Inc., 6.250%, 02/15/21	12,657
	HCA, Inc.,
9,928	3.750%, 03/15/19	10,139
9,680	4.250%, 10/15/19	10,079
11,871	5.000%, 03/15/24	12,719
14,185	5.250%, 04/15/25	15,488
41,340	5.375%, 02/01/25	43,459
10,440	5.875%, 03/15/22	11,588
31,155	5.875%, 05/01/23	34,018
19,145	5.875%, 02/15/26	20,796
11,356	6.500%, 02/15/20	12,477
21,198	7.500%, 02/15/22	24,431
37,416	IASIS Healthcare LLC, 8.375%, 05/15/19	37,884
5,529	LifePoint Health, Inc., 5.500%, 12/01/21	5,743
5,940	Molina Healthcare, Inc., 4.875%, 06/15/25 (e)	5,985
33,964	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	36,297
22,745	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	22,091
	Tenet Healthcare Corp.,
16,318	4.375%, 10/01/21	16,750
12,061	4.500%, 04/01/21	12,378
3,750	4.750%, 06/01/20	3,877
5,664	5.500%, 03/01/19	5,806
14,145	6.000%, 10/01/20	15,153
5,204	6.250%, 11/01/18	5,497
6,208	6.750%, 02/01/20	6,410
13,840	6.750%, 06/15/23	13,771
5,160	7.500%, 01/01/22 (e)	5,617
12,807	8.000%, 08/01/20	13,031
4,949	8.125%, 04/01/22	5,227

		633,411

	Health Care Technology — 0.2%
	Quintiles IMS, Inc.,
12,600	4.875%, 05/15/23 (e)	12,947
9,985	5.000%, 10/15/26 (e)	10,307

		23,254

	Pharmaceuticals — 2.1%
	Concordia International Corp., (Canada),
29,863	7.000%, 04/15/23 (e)	6,047
2,716	9.000%, 04/01/22 (e)	2,024
	Endo Dac,
3,973	5.875%, 10/15/24 (e)	4,107
20,050	6.000%, 07/15/23 (e)	18,471
8,650	6.000%, 02/01/25 (e)	7,750
	Endo Finance LLC,
5,000	5.375%, 01/15/23 (e)	4,537
7,451	5.750%, 01/15/22 (e)	7,144
7,185	7.250%, 01/15/22 (e)	7,167
	Valeant Pharmaceuticals International, Inc.,
24,825	5.375%, 03/15/20 (e)	23,118
3,444	5.500%, 03/01/23 (e)	2,764
44,612	5.875%, 05/15/23 (e)	36,331
22,995	6.375%, 10/15/20 (e)	21,529
7,959	6.500%, 03/15/22 (e)	8,355
7,828	6.750%, 08/15/18 (e)	7,892
14,248	6.750%, 08/15/21 (e)	12,823
23,718	7.000%, 10/01/20 (e)	22,651
16,863	7.000%, 03/15/24 (e)	17,833
20,212	7.250%, 07/15/22 (e)	17,938

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
11,237	7.500%, 07/15/21 (e)	10,408

		238,889

	Total Health Care	967,181

	Industrials — 10.5%
	Aerospace & Defense — 1.7%
	Arconic, Inc.,
8,641	5.900%, 02/01/27	9,419
7,034	5.950%, 02/01/37	7,245
15,659	6.750%, 01/15/28	17,598
	Bombardier, Inc., (Canada),
13,043	6.000%, 10/15/22 (e)	13,051
18,005	6.125%, 01/15/23 (e)	18,061
18,723	7.500%, 03/15/25 (e)	19,369
30,460	8.750%, 12/01/21 (e)	33,791
7,230	Orbital ATK, Inc., 5.500%, 10/01/23	7,555
	TransDigm, Inc.,
6,940	5.500%, 10/15/20	7,111
19,136	6.000%, 07/15/22	19,828
8,435	6.375%, 06/15/26	8,646
26,582	6.500%, 07/15/24	27,645
10,318	6.500%, 05/15/25 (e)	10,692

		200,011

	Air Freight & Logistics — 0.2%
	XPO Logistics, Inc.,
5,555	6.125%, 09/01/23 (e)	5,860
15,910	6.500%, 06/15/22 (e)	16,892

		22,752

	Airlines — 0.2%
22,547	United Continental Holdings, Inc., 5.000%, 02/01/24	22,885

	Building Products — 1.0%
7,179	Airxcel, Inc., 8.500%, 02/15/22 (e)	7,511
17,460	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	15,845
11,310	Masonite International Corp., 5.625%, 03/15/23 (e)	11,875
10,809	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	11,714
6,530	NWH Escrow Corp., 7.500%, 08/01/21 (e)	5,910
21,395	Standard Industries, Inc., 6.000%, 10/15/25 (e)	23,107
	Summit Materials LLC,
4,286	5.125%, 06/01/25 (e)	4,340
32,362	6.125%, 07/15/23	33,818

		114,120

	Commercial Services & Supplies — 2.5%
5,598	ACCO Brands Corp., 5.250%, 12/15/24 (e)	5,780
52,194	ADT Corp. (The), 4.125%, 06/15/23	52,064
	Covanta Holding Corp.,
7,630	5.875%, 03/01/24	7,535
2,142	5.875%, 07/01/25	2,088
63,905	GW Honos Security Corp., (Canada), 8.750%, 05/15/25 (e)	65,822
	Harland Clarke Holdings Corp.,
3,000	6.875%, 03/01/20 (e)	3,101
9,000	8.375%, 08/15/22 (e)	9,518
35,289	ILFC E-Capital Trust I, VAR, 4.660%, 12/21/65 (e)	33,877
32,585	Nielsen Finance LLC, 5.000%, 04/15/22 (e)	33,522
66,495	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e)	72,702
8,000	Quad/Graphics, Inc., 7.000%, 05/01/22	8,021
	Quebecor World Capital Corp.,
6,815	0.000%, 03/15/16 (d)	—	(h)
8,325	6.125%, 01/15/16 (d)	—	(h)
865	Quebecor World Capital ULC, 6.125%, 01/15/16 (d)	—	(h)

		294,030

	Construction & Engineering — 1.0%
	AECOM,
28,065	5.125%, 03/15/27 (e)	27,960
36,625	5.875%, 10/15/24	39,280
21,882	MasTec, Inc., 4.875%, 03/15/23	22,046
20,838	Tutor Perini Corp., 6.875%, 05/01/25 (e)	21,802

		111,088

	Electrical Equipment — 0.8%
8,065	EnerSys, 5.000%, 04/30/23 (e)	8,317
	Sensata Technologies BV,
11,128	4.875%, 10/15/23 (e)	11,323
3,520	5.000%, 10/01/25 (e)	3,654
2,101	5.625%, 11/01/24 (e)	2,261
59,222	Vertiv Group Corp., 9.250%, 10/15/24 (e)	63,960

		89,515

	Machinery — 1.3%
12,887	ATS Automation Tooling Systems, Inc., (Canada), 6.500%, 06/15/23 (e)	13,419

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — continued
22,900	Bluewater Holding BV, (Netherlands),
	Reg. S, 10.000%, 12/10/19 (e)	19,808
40,674	Navistar International Corp., 8.250%, 11/01/21	41,157
	Novelis Corp.,
20,780	5.875%, 09/30/26 (e)	21,507
15,155	6.250%, 08/15/24 (e)	15,968
1,800	Tennant Co., 5.625%, 05/01/25 (e)	1,876
21,809	Terex Corp., 5.625%, 02/01/25 (e)	22,354
12,980	Titan International, Inc., 6.875%, 10/01/20	13,386

		149,475

	Professional Services — 0.2%
8,100	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	8,221
4,565	Booz Allen Hamilton, Inc., 5.125%, 05/01/25 (e)	4,668
11,450	Jaguar Holding Co. II, 6.375%, 08/01/23 (e)	12,108

		24,997

	Road & Rail — 0.4%
	Ashtead Capital, Inc., (United Kingdom),
16,049	5.625%, 10/01/24 (e)	17,132
11,285	6.500%, 07/15/22 (e)	11,694
	Park Aerospace Holdings Ltd., (Ireland),
8,607	5.250%, 08/15/22 (e)	9,032
9,051	5.500%, 02/15/24 (e)	9,532

		47,390

	Trading Companies & Distributors — 1.2%
23,225	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	19,451
10,020	Aircastle Ltd., 4.125%, 05/01/24	10,195
19,944	HD Supply, Inc., 5.750%, 04/15/24 (e)	21,265
	United Rentals North America, Inc.,
12,450	5.500%, 07/15/25	13,123
7,205	5.500%, 05/15/27	7,403
25,125	5.750%, 11/15/24	26,570
19,090	5.875%, 09/15/26	20,235
5,528	6.125%, 06/15/23	5,835
13,240	WESCO Distribution, Inc., 5.375%, 06/15/24	13,770

		137,847

	Total Industrials	1,214,110

	Information Technology — 6.4%
	Communications Equipment — 0.8%
	Avaya, Inc.,
23,379	7.000%, 04/01/19 (d) (e)	19,112
9,284	10.500%, 03/01/21 (d) (e)	1,161
	CommScope Technologies LLC,
6,425	5.000%, 03/15/27 (e)	6,425
10,787	6.000%, 06/15/25 (e)	11,463
	CommScope, Inc.,
10,830	5.000%, 06/15/21 (e)	11,108
9,665	5.500%, 06/15/24 (e)	10,136
14,524	Goodman Networks, Inc., 12.225%, 07/01/18 (d)	5,374
	Nokia OYJ, (Finland),
6,517	5.375%, 05/15/19	6,892
6,936	6.625%, 05/15/39	7,833
7,150	Plantronics, Inc., 5.500%, 05/31/23 (e)	7,418

		86,922

	Electronic Equipment, Instruments & Components — 0.1%
	CDW LLC,
8,492	5.000%, 09/01/23	8,768
8,001	5.500%, 12/01/24	8,641

		17,409

	Internet Software & Services — 0.5%
4,800	Match Group, Inc., 6.375%, 06/01/24	5,232
11,878	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	12,680
	Zayo Group LLC,
18,125	5.750%, 01/15/27 (e)	19,120
13,935	6.000%, 04/01/23	14,736
7,070	6.375%, 05/15/25	7,600

		59,368

	IT Services — 1.1%
	Alliance Data Systems Corp.,
14,655	5.375%, 08/01/22 (e)	14,838
5,475	5.875%, 11/01/21 (e)	5,667
	First Data Corp.,
27,064	5.000%, 01/15/24 (e)	28,045
4,641	5.375%, 08/15/23 (e)	4,873
25,071	5.750%, 01/15/24 (e)	26,513
32,612	7.000%, 12/01/23 (e)	35,139
7,446	Gartner, Inc., 5.125%, 04/01/25 (e)	7,781

		122,856

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — 1.0%
6,897	Advanced Micro Devices, Inc., 7.000%, 07/01/24	7,242
	Micron Technology, Inc.,
22,696	5.250%, 08/01/23 (e)	23,320
4,815	5.250%, 01/15/24 (e)	4,959
2,452	5.500%, 02/01/25	2,558
1,775	5.875%, 02/15/22	1,855
5,206	7.500%, 09/15/23	5,816
	NXP BV, (Netherlands),
8,909	4.125%, 06/15/20 (e)	9,377
20,027	4.125%, 06/01/21 (e)	21,128
11,426	4.625%, 06/15/22 (e)	12,340
1,795	5.750%, 03/15/23 (e)	1,899
12,030	Qorvo, Inc., 6.750%, 12/01/23	13,173
6,367	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	6,940
10,190	Versum Materials, Inc., 5.500%, 09/30/24 (e)	10,699

		121,306

	Software — 1.5%
17,124	Camelot Finance SA, 7.875%, 10/15/24 (e)	18,451
5,663	CURO Financial Technologies Corp., 12.000%, 03/01/22 (e)	5,946
20,205	Genesys Telecommunications Laboratories, Inc., 10.000%, 11/30/24 (e)	22,630
16,829	Infor Software Parent LLC, 7.125% (cash), 05/01/21 (e) (v)	17,376
	Infor US, Inc.,
12,295	5.750%, 08/15/20 (e)	12,756
17,462	6.500%, 05/15/22	18,182
5,625	Informatica LLC, 7.125%, 07/15/23 (e)	5,667
	Nuance Communications, Inc.,
4,533	5.375%, 08/15/20 (e)	4,624
186	5.625%, 12/15/26 (e)	196
	Open Text Corp., (Canada),
7,385	5.625%, 01/15/23 (e)	7,764
13,634	5.875%, 06/01/26 (e)	14,597
17,805	Solera LLC, 10.500%, 03/01/24 (e)	20,387
4,630	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23	4,948
15,341	Symantec Corp., 5.000%, 04/15/25 (e)	15,916

		169,440

	Technology Hardware, Storage & Peripherals — 1.4%
	Diamond 1 Finance Corp.,
5,359	4.420%, 06/15/21 (e)	5,648
20,333	5.450%, 06/15/23 (e)	22,078
20,028	5.875%, 06/15/21 (e)	21,167
20,333	6.020%, 06/15/26 (e)	22,427
15,375	7.125%, 06/15/24 (e)	17,131
26,433	Diebold Nixdorf, Inc., 8.500%, 04/15/24	29,671
	EMC Corp.,
13,424	2.650%, 06/01/20	13,237
1,000	3.375%, 06/01/23	970
	Western Digital Corp.,
10,942	7.375%, 04/01/23 (e)	11,976
15,432	10.500%, 04/01/24	18,094

		162,399

	Total Information Technology	739,700

	Materials — 10.8%
	Chemicals — 3.0%
7,653	Axalta Coating Systems LLC, 4.875%, 08/15/24 (e)	7,835
38,115	Blue Cube Spinco, Inc., 10.000%, 10/15/25	47,263
	CF Industries, Inc.,
6,188	4.500%, 12/01/26 (e)	6,387
23,161	5.150%, 03/15/34	21,424
3,470	5.375%, 03/15/44	3,126
	Chemours Co. (The),
5,343	5.375%, 05/15/27	5,584
10,745	7.000%, 05/15/25	11,900
43,237	CVR Partners LP, 9.250%, 06/15/23 (e)	44,804
31,536	Gates Global LLC, 6.000%, 07/15/22 (e)	32,129
13,349	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	15,218
57,195	Hexion, Inc., 6.625%, 04/15/20	53,191
7,048	Koppers, Inc., 6.000%, 02/15/25 (e)	7,418
9,310	Momentive Performance Materials USA, Inc., 8.875%, 10/15/20 (d)	—	(h)
10,595	Momentive Performance Materials, Inc., 3.880%, 10/24/21	10,727
	NOVA Chemicals Corp., (Canada),
8,710	4.875%, 06/01/24 (e)	8,732
8,194	5.000%, 05/01/25 (e)	8,214
10,435	5.250%, 08/01/23 (e)	10,578
4,394	5.250%, 06/01/27 (e)	4,400

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
6,050	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	6,216
9,871	Olin Corp., 5.125%, 09/15/27	10,204
23,983	PolyOne Corp., 5.250%, 03/15/23	25,182
3,720	Scotts Miracle-Gro Co. (The), 5.250%, 12/15/26	3,860

		344,392

	Construction Materials — 1.3%
	Cemex SAB de CV, (Mexico),
31,462	5.700%, 01/11/25 (e)	32,986
49,385	6.125%, 05/05/25 (e)	53,089
45,405	7.750%, 04/16/26 (e)	51,557
	US Concrete, Inc.,
505	6.375%, 06/01/24 (e)	528
11,086	6.375%, 06/01/24	11,585

		149,745

	Containers & Packaging — 1.7%
12,000	Ardagh Packaging Finance plc, (Ireland), 4.625%, 05/15/23 (e)	12,270
11,740	Ball Corp., 5.250%, 07/01/25	12,755
	Berry Plastics Corp.,
20,950	5.125%, 07/15/23	21,956
7,000	5.500%, 05/15/22	7,297
15,759	BWAY Holding Co., 5.500%, 04/15/24 (e)	16,114
	Cascades, Inc., (Canada),
5,740	5.500%, 07/15/22 (e)	5,841
6,010	5.750%, 07/15/23 (e)	6,085
13,985	Crown Americas LLC, 4.250%, 09/30/26 (e)	13,742
4,046	Flex Acquisition Co., Inc., 6.875%, 01/15/25 (e)	4,238
	Graphic Packaging International, Inc.,
5,540	4.750%, 04/15/21	5,803
3,230	4.875%, 11/15/22	3,404
	Owens-Brockway Glass Container, Inc.,
5,890	5.000%, 01/15/22 (e)	6,148
10,403	5.375%, 01/15/25 (e)	11,053
4,350	5.875%, 08/15/23 (e)	4,752
	Reynolds Group Issuer, Inc., (New Zealand),
10,695	5.125%, 07/15/23 (e)	11,096
1,361	6.875%, 02/15/21	1,395
	Sealed Air Corp.,
5,000	4.875%, 12/01/22 (e)	5,219
27,767	5.125%, 12/01/24 (e)	29,225
10,344	5.250%, 04/01/23 (e)	10,990

		189,383

	Metals & Mining — 4.7%
	AK Steel Corp.,
17,007	7.000%, 03/15/27	17,092
15,620	7.500%, 07/15/23	16,889
11,567	Alcoa Nederland Holding BV, 6.750%, 09/30/24 (e)	12,492
	Aleris International, Inc.,
1,203	7.875%, 11/01/20	1,185
10,740	9.500%, 04/01/21 (e)	11,223
	Anglo American Capital plc, (United Kingdom),
10,922	4.125%, 09/27/22 (e)	11,140
7,870	4.750%, 04/10/27 (e)	8,126
25,315	4.875%, 05/14/25 (e)	26,250
	ArcelorMittal, (Luxembourg),
9,162	6.125%, 06/01/25	10,326
71,338	7.000%, 02/25/22	80,255
5,907	7.500%, 03/01/41	6,527
10,547	7.750%, 10/15/39 (w)	11,811
19,218	Commercial Metals Co., 4.875%, 05/15/23	19,290
18,064	Constellium NV, (Netherlands), 6.625%, 03/01/25 (e)	17,432
	FMG Resources August 2006 Pty. Ltd., (Australia),
7,405	4.750%, 05/15/22 (e)	7,493
7,945	5.125%, 05/15/24 (e)	8,015
	Freeport-McMoRan, Inc.,
41,355	3.550%, 03/01/22	38,667
45,745	3.875%, 03/15/23	42,515
5,129	4.000%, 11/14/21	5,007
1,776	5.400%, 11/14/34	1,572
30,704	5.450%, 03/15/43	25,964
16,311	Hecla Mining Co., 6.875%, 05/01/21	16,841
5,125	Hudbay Minerals, Inc., (Canada), 7.250%, 01/15/23 (e)	5,356
5,450	Kaiser Aluminum Corp., 5.875%, 05/15/24	5,750
	Lundin Mining Corp., (Canada),
10,615	7.500%, 11/01/20 (e)	11,226
10,280	7.875%, 11/01/22 (e)	11,257
	Steel Dynamics, Inc.,
6,100	5.000%, 12/15/26	6,207
5,425	5.250%, 04/15/23	5,608

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
12,330	5.500%, 10/01/24	13,054
3,287	6.375%, 08/15/22	3,407
	Teck Resources Ltd., (Canada),
12,910	3.000%, 03/01/19	13,039
9,070	4.750%, 01/15/22	9,490
8,060	5.400%, 02/01/43	7,536
14,925	6.000%, 08/15/40	15,149
18,479	6.125%, 10/01/35	19,218
1,920	8.000%, 06/01/21 (e)	2,083
7,421	8.500%, 06/01/24 (e)	8,599
10,885	United States Steel Corp., 8.375%, 07/01/21 (e)	11,946

		545,037

	Paper & Forest Products — 0.1%
	Clearwater Paper Corp.,
6,395	4.500%, 02/01/23	6,299
6,087	5.375%, 02/01/25 (e)	5,965

		12,264

	Total Materials	1,240,821

	Real Estate — 1.2%
	Equity Real Estate Investment Trusts (REITs) — 1.2%
	CyrusOne LP,
10,167	5.000%, 03/15/24 (e)	10,396
6,143	5.375%, 03/15/27 (e)	6,327
11,555	DuPont Fabros Technology LP, 5.875%, 09/15/21	12,017
	Equinix, Inc.,
2,065	4.875%, 04/01/20	2,119
7,608	5.375%, 01/01/22	8,038
18,333	5.375%, 04/01/23	19,199
4,294	5.750%, 01/01/25	4,638
10,601	5.875%, 01/15/26	11,525
	Iron Mountain, Inc.,
18,544	5.750%, 08/15/24	19,031
10,396	6.000%, 10/01/20 (e)	10,838
6,980	MGM Growth Properties Operating Partnership LP, 5.625%, 05/01/24	7,530
	SBA Communications Corp.,
10,205	4.875%, 07/15/22	10,549
3,580	4.875%, 09/01/24 (e)	3,632
	Uniti Group, Inc.,
9,676	6.000%, 04/15/23 (e)	10,135
660	7.125%, 12/15/24 (e)	662
5,340	7.125%, 12/15/24 (e)	5,380

	Total Real Estate	142,016

	Telecommunication Services — 10.4%
	Diversified Telecommunication Services — 6.9%
	CCO Holdings LLC,
15,909	5.125%, 05/01/27 (e)	16,277
9,588	5.500%, 05/01/26 (e)	10,135
41,270	5.750%, 02/15/26 (e)	44,210
72,135	5.875%, 04/01/24 (e)	77,491
12,711	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	13,315
8,226	Consolidated Communications, Inc., 6.500%, 10/01/22	8,175
136,477	Embarq Corp., 7.995%, 06/01/36	138,609
	Frontier Communications Corp.,
24,501	6.250%, 09/15/21	22,970
23,393	8.500%, 04/15/20	24,796
37,639	9.250%, 07/01/21	38,345
15,327	10.500%, 09/15/22	15,059
22,502	11.000%, 09/15/25	21,011
	Intelsat Jackson Holdings SA, (Luxembourg),
17,027	5.500%, 08/01/23	14,047
10,020	7.250%, 04/01/19	9,569
16,942	7.250%, 10/15/20	15,290
17,400	7.500%, 04/01/21	15,486
31,955	8.000%, 02/15/24 (e)	34,512
	Level 3 Financing, Inc.,
8,658	5.125%, 05/01/23	9,010
6,514	5.250%, 03/15/26	6,772
3,655	5.375%, 01/15/24	3,831
23,897	5.375%, 05/01/25	25,122
8,756	5.625%, 02/01/23	9,139
	Qwest Capital Funding, Inc.,
4,752	6.875%, 07/15/28	4,526
7,023	7.750%, 02/15/31	6,707
5,575	Qwest Corp., 7.250%, 09/15/25	6,189
	SFR Group SA, (France),
50,605	6.000%, 05/15/22 (e)	53,009
11,702	6.250%, 05/15/24 (e)	12,287
19,702	7.375%, 05/01/26 (e)	21,339
	Sprint Capital Corp.,
4,442	6.875%, 11/15/28	4,925
16,046	6.900%, 05/01/19	17,290
31,927	8.750%, 03/15/32	40,248

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Virgin Media Finance plc, (United Kingdom),
9,250	5.250%, 02/15/22	8,649
18,422	6.375%, 04/15/23 (e)	19,320
5,175	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/26 (e)	5,265
	Windstream Services LLC,
8,241	7.500%, 06/01/22	7,623
7,718	7.500%, 04/01/23	6,985
9,385	7.750%, 10/01/21	9,080

		796,613

	Wireless Telecommunication Services — 3.5%
	Hughes Satellite Systems Corp.,
17,448	5.250%, 08/01/26	17,949
7,496	6.625%, 08/01/26	7,946
20,219	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	21,005
	Sprint Communications, Inc.,
15,776	7.000%, 03/01/20 (e)	17,511
17,520	7.000%, 08/15/20	19,338
13,948	9.000%, 11/15/18 (e)	15,308
4,305	9.250%, 04/15/22	5,274
5,758	11.500%, 11/15/21	7,399
	Sprint Corp.,
39,123	7.125%, 06/15/24	44,008
17,249	7.250%, 09/15/21	19,583
47,130	7.625%, 02/15/25	54,200
35,854	7.875%, 09/15/23	41,456
	T-Mobile USA, Inc.,
13,068	5.125%, 04/15/25	13,625
13,740	6.000%, 03/01/23	14,615
25,275	6.000%, 04/15/24	27,234
16,845	6.375%, 03/01/25	18,256
5,562	6.500%, 01/15/24	6,022
31,650	6.625%, 04/01/23	33,698
17,390	6.836%, 04/28/23	18,607

		403,034

	Total Telecommunication Services	1,199,647

	Utilities — 2.8%
	Electric Utilities — 0.2%
24,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	26,760
	Texas Competitive Electric Holdings Co. LLC,
153,570	8.500%, 05/01/20 (d)	230
15,375	11.500%, 10/01/20 (d)	23

		27,013

	Gas Utilities — 0.3%
	AmeriGas Partners LP,
9,132	5.500%, 05/20/25	9,246
4,432	5.625%, 05/20/24	4,553
7,858	5.750%, 05/20/27	7,937
5,356	5.875%, 08/20/26	5,463

		27,199

	Independent Power and Renewable Electricity Producers — 2.3%
	AES Corp.,
3,000	4.875%, 05/15/23	3,049
10,165	5.500%, 04/15/25	10,572
	Calpine Corp.,
20,308	5.250%, 06/01/26 (e)	20,206
10,700	5.500%, 02/01/24	10,326
9,821	5.750%, 01/15/25	9,318
13,000	5.875%, 01/15/24 (e)	13,422
	Dynegy, Inc.,
31,544	5.875%, 06/01/23	29,691
6,000	7.375%, 11/01/22	5,910
11,750	7.625%, 11/01/24	11,397
19,770	8.000%, 01/15/25 (e)	19,179
37,714	GenOn Energy, Inc., 9.875%, 10/15/20	27,437
	NRG Energy, Inc.,
14,220	6.250%, 05/01/24	14,298
29,946	6.625%, 01/15/27	29,422
	NRG Yield Operating LLC,
14,000	5.000%, 09/15/26 (e)	13,895
12,000	5.375%, 08/15/24	12,390
10,000	Pattern Energy Group, Inc., 5.875%, 02/01/24 (e)	10,450
	Talen Energy Supply LLC,
10,579	6.500%, 06/01/25	7,908
18,350	9.500%, 07/15/22 (e)	16,148

		265,018

	Total Utilities	319,230

	Total Corporate Bonds (Cost $10,106,663)	10,403,575

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 0.5%
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
116	Nebraska Book Holdings, Inc. (a)	2

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
215	Penn Virginia Corp. (a)	9,221
3	Sabine Oil & Gas Holdings, Inc. (a)	143
102	Stone Energy Corp. (a)	2,212
195	Ultra Petroleum Corp. (a)	2,196

	Total Energy	13,772

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
9,055	Adelphia Recovery Trust (a)	—	(h)

	Insurance — 0.0% (g)
7,076	ACC Claims Holdings LLC (a)	71

	Total Financials	71

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
1,491	NII Holdings, Inc. (a)	847

	Utilities — 0.4%
	Independent Power and Renewable Electricity Producers — 0.4%
100	Dynegy, Inc. (a)	827
2,797	Vistra Energy Corp.	41,309

	Total Utilities	42,136

	Total Common Stocks (Cost $82,597)	56,828

Convertible Preferred Stock — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
973	General Motors Co., 5.250%, 03/06/32 (Cost $–)	—	(h)

Preferred Stocks — 0.4%
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
	General Motors Co.,
50	0.684%, 06/01/49	—	(h)
953	6.250%, 07/15/33	—	(h)
548	7.250%, 02/15/52	—	(h)
246	7.250%, 04/15/41	—	(h)
404	7.375%, 05/15/48	—	(h)
47	7.375%, 10/01/51	—	(h)
284	Motors Liquidation Co., 7.250%, 07/15/41	—	(h)

	Total Consumer Discretionary	—	(h)

	Financials — 0.4%
	Banks — 0.1%
260	GMAC Capital Trust I, Series 2, VAR, 6.967%, 02/15/40 ($25 par value)	6,635

	Insurance — 0.3%
107	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	3,315
34	XLIT Ltd., (Bermuda), Series D, VAR, 3.354%, 07/03/17 ($1,000 par value) @	29,519

		32,834

	Total Financials	39,469

	Total Preferred Stocks (Cost $36,335)	39,469

PRINCIPAL AMOUNT($)
Loan Assignments — 4.1%
	Consumer Discretionary — 1.0%
	Hotels, Restaurants & Leisure — 0.2%
10,893	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.545%, 12/09/20	10,939
6,832	Landry’s, Inc., 1st Lien Term Loan, VAR, 3.745%, 10/04/23	6,832
4,618	Scientific Games Corp., Term Loan B-3, VAR, 5.062%, 10/01/21	4,687

		22,458

	Leisure Products — 0.4%
4,470	Delta 2 Sarl, 2nd Lien Facility, VAR, 8.068%, 07/29/22	4,492
17,670	Delta 2 Sarl, USD Facility B-3, VAR, 4.568%, 02/01/24	17,684
19,846	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	18,870

		41,046

	Media — 0.4%
37,355	iHeartCommunications, Inc., Term Loan D, VAR, 7.795%, 01/30/19	30,693

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Media — continued
20,104	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.545%, 07/30/19	16,596
3,130	MTL Publishing LLC, 1st Lien Term Loan, VAR, 3.736%, 08/22/22	3,135
1,975	Tribune Media Co., Term Loan B, VAR, 4.045%, 12/27/20	1,983

		52,407

	Specialty Retail — 0.0% (g)
5,985	PetSmart, Inc., Term Loan B, VAR, 4.010%, 03/11/22	5,746

	Total Consumer Discretionary	121,657

	Consumer Staples — 0.3%
	Food & Staples Retailing — 0.2%
28,289	Moran Foods LLC, Term Loan B, VAR, 7.045%, 11/29/23	27,829

	Personal Products — 0.1%
8,197	Revlon Consumer Products Corp., Term Loan B, VAR, 4.544%, 09/07/23	7,819

	Total Consumer Staples	35,648

	Energy — 1.2%
	Energy Equipment & Services — 0.1%
9,778	Floatel International Ltd., Initial Term Loan, VAR, 6.147%, 06/27/20	7,700
	Oil, Gas & Consumable Fuels — 1.1%
2,702	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	2,702
23,897	California Resources Corp., 1st Lien Second Out Term Loan, VAR, 11.375%, 08/05/21	26,421
39,587	Chesapeake Energy Corp., 1st Lien Last Out, VAR, 8.686%, 08/23/21 ^	42,655
120	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.300%, 07/27/23 ^	114
32,091	MEG Energy Corp., 1st Lien Term B Loan, (Canada), VAR, 4.627%, 12/31/23 ^	31,987
16,641	Ultra Resources, Inc., Term Loan, VAR, 4.000%, 04/12/24	16,589
11,345	Western Refining, Inc., 1st Lien Term Loan B, VAR, 7.500%, 06/23/23	11,353

		131,821

	Total Energy	139,521

	Health Care — 0.1%
	Pharmaceuticals — 0.1%
19,162	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.279%, 10/21/21	13,843

	Industrials — 0.3%
	Air Freight & Logistics — 0.1%
5,785	XPO Logistics, Inc., Term loan B, VAR, 3.405%, 11/01/21	5,822
	Electrical Equipment — 0.1%
10,772	Cortes NP, Term Loan B, VAR, 5.000%, 11/30/23	10,866
	Machinery — 0.1%
16,481	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.045%, 03/11/22	16,596

	Total Industrials	33,284

	Information Technology — 0.8%
	Communications Equipment — 0.3%
7,164	Avaya, Inc., DIP Term Loan, VAR, 8.517%, 01/24/18 (d)	7,376
6,145	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 5.670%, 10/26/17 ^	5,008
8,660	Avaya, Inc., Term Loan B-6, VAR, 6.532%, 03/31/18 (d)	7,058
18,385	Avaya, Inc., Term Loan B-7, VAR, 6.417%, 05/29/20 (d)	15,040

		34,482

	Internet Software & Services — 0.1%
5,033	Genesys Telecommunications Laboratories, Inc., Term Loan B, VAR, 5.158%, 12/01/23	5,065
	IT Services — 0.2%
22,467	First Data Corp., 1st Lien Term Loan, VAR, 3.529%, 04/26/24	22,583
4,064	First Data Corp., Term Loan, VAR, 4.029%, 07/08/22	4,088

		26,671

	Semiconductors & Semiconductor Equipment — 0.1%
10,242	Microsemi Corp., Closing Date Term B Loan, VAR, 3.326%, 01/15/23	10,279
4,729	ON Semiconductor Corp., 1st Lien Term Loan B, VAR, 3.295%, 03/31/23	4,750

		15,029

	Software — 0.0% (g)
4,514	Infor US, Inc., Tranche B-6 Term Loan, VAR, 3.897%, 02/01/22	4,503
	Technology Hardware, Storage & Peripherals — 0.1%
7,532	Quest Software US Holdings Inc., Term Loan, VAR, 7.046%, 10/31/22	7,664

	Total Information Technology	93,414

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Materials — 0.1%
	Containers & Packaging — 0.1%
1,203	Berry Plastics Corp., Term Loan K, VAR, 3.244%, 02/08/20	1,210
7,333	Viskase Corp., Inc., Initial Term Loan, VAR, 4.397%, 01/30/21	6,921

	Total Materials	8,131

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.1%
3,661	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	3,690
8,451	Consolidated Communications, Inc., Term Loan B-2, VAR, 4.000%, 10/05/23 ^	8,493

		12,183

	Wireless Telecommunication Services — 0.2%
12,424	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.172%, 04/23/19 ^	11,814
6,712	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.147%, 04/23/19 ^	6,460

		18,274

	Total Telecommunication Services	30,457

	Total Loan Assignments (Cost $487,629)	475,955

NUMBER OF RIGHTS
Right — 0.0% (g)
	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
2,797	Vistra Energy Corp., expiring 12/31/49 (a)
	(Cost $–)	3,216

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
112	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)
52	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)

	Total Consumer Discretionary	—	(h)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
	Sabine Oil & Gas Holdings, Inc.,
2	expiring 04/13/2026 (a)	12
10	expiring 04/13/2026 (Strike Price $1.00) (a)	77

	Total Energy	89

	Total Warrants (Cost $64)	89

PRINCIPAL AMOUNT(S)
Short-Term Investments — 3.6%
	U.S. Treasury Obligations— 0.1%
	U.S. Treasury Bill,
7,490	0.623%, 06/22/17 (k) (n)	7,487
4,200	0.893%, 09/07/17 (k) (n)	4,189

	Total U.S. Treasury Obligations (Cost $11,677)	11,676

SHARES
	Investment Company — 3.5%
405,677	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $405,677)	405,677

	Total Short-Term Investments (Cost $417,354)	417,353

	Total Investments — 98.7% (Cost $11,136,780)	11,402,527
	Other Assets in Excess of Liabilities — 1.3%	151,630

	NET ASSETS — 100.0%	$11,554,157

Percentages indicated are based on net assets.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Centrally Cleared Credit Default Swaps - Sell Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
CDX.NA.HY.27-V2	5.000% quarterly	12/20/21	3.022%	$235,000	$20,919	$(11,607)

[1]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e.,make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DIP	—	Debtor-in-possession
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2017.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for centrally cleared swaps.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.
(r)	—	Rates shown are per annum and payments are as described.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2017.
(y)	—	Preferred Security.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2017.
^	—	All or a portion of the security is unsettled as of May 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$474,833
Aggregate gross unrealized depreciation	(209,086)

Net unrealized appreciation/depreciation	$265,747

Federal income tax cost of investments	$11,136,780

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$2		$2
Energy	13,629	143	—		13,772
Financials	—	—	71		71
Telecommunication Services	847	—	—		847
Utilities	42,136	—	—		42,136

Total Common Stocks	56,612	143	73		56,828

Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	9,950	29,519	—		39,469

Total Preferred Stocks	9,950	29,519	—	(a)	39,469

Convertible Preferred Stock
Consumer Discretionary	—	—	—	(a)	—	(a)
Debt Securities
Asset-Backed Securities	—	7	1,363		1,370
Convertible Bonds
Consumer Discretionary	—	4,410	262		4,672
Corporate Bonds
Consumer Discretionary	—	1,924,318	8,107		1,932,425
Consumer Staples	—	543,041	—		543,041
Energy	—	1,515,211	234		1,515,445
Financials	—	583,177	6,782		589,959
Health Care	—	967,181	—	(b)	967,181
Industrials	—	1,214,110	—	(b)	1,214,110
Information Technology	—	739,700	—		739,700
Materials	—	1,240,821	—	(a)	1,240,821
Real Estate	—	142,016	—		142,016
Telecommunication Services	—	1,190,998	8,649		1,199,647
Utilities	—	318,977	253		319,230

Total Corporate Bonds	—	10,379,550	24,025		10,403,575

Loan Assignments
Consumer Discretionary	—	121,657	—		121,657
Consumer Staples	—	35,648	—		35,648
Energy	—	139,521	—		139,521
Health Care	—	13,843	—		13,843
Industrials	—	33,284	—		33,284
Information Technology	—	93,414	—		93,414
Materials	—	8,131	—		8,131
Telecommunication Services	—	—	—		30,457

Total Loan Assignments	—	475,955	—		475,955

Warrants
Consumer Discretionary	$—	$—	$—	(a)	$—	(a)
Energy	77	12	—		89

Total Warrants	77	12	—	(a)	89

Right
Utilities	—	—	3,216		3,216
Short-Term Investments
Investment Company	405,677	—	—		405,677
U.S. Treasury Obligations	—	11,676	—		11,676

Total Investments in Securities (a)	$472,316	$10,901,272	$28,939		$11,402,527

Appreciation in Other Financial Instruments
Swaps	$—	$9,312	$—		$9,312

(a)	Amount rounds to less than 500.
(b)	Value is zero.

There were no transfers among any levels during the period ended May 31, 2016.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

High Yield Fund	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities:
Asset-Backed Securities	$1,510		$(1)	$13	$1	$—	$(149)	$—	$(11)	$1,363
Common Stocks - Consumer Discretionary	978		(1,135)	166	—	—	(7)	—	—	2
Common Stocks - Financials	71		—	—	—	—	—	—	—	71
Common Stocks - Materials	—	(a)	(16)	16	—	—	—	—	—	—	(b)
Convertible Bond - Consumer Discretionary	260		—	(23)	—	25	—	—	—	262
Convertible Preferred Stock - Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds - Consumer Discretionary	8,512		—	(405)	—	—	—	—	—	8,107
Corporate Bonds - Energy	22,912		—	(118)	—	—	—	—	(22,560)	234
Corporate Bonds - Financials	7,653		—	(3)	4	—	(872)	—	—	6,782
Corporate Bonds - Health Care	1		(11,011)	11,010	—	—	—	—	—	—	(b)
Corporate Bonds - Industrials	5,243		(18,304)	20,420	—	—	(7,359)	—	—	—	(b)
Corporate Bonds - Materials	13		(2,550)	2,549	—	—	(12)	—	—	—	(a)
Corporate Bonds - Telecommunication Services	8,649		—	(29)	29	—	—	—	—	8,649
Corporate Bonds - Utilities	541		—	(288)	—	—	—	—	—	253
Preferred Stocks - Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks - Materials	—	(a)	(1,228)	1,228	—	—	—	—	—	—	(b)
Right - Utilities	3,356		—	(140)	—	—	—	—	—	3,216
Warrants - Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)

	$59,699		$(34,245)	$34,396	$34	$25	$(8,399)	$—	$(22,571)	$28,939

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than 500.
(b)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $(993,000).

Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 17.6%
1,281	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	1,300
2,564	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	2,564
245	Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 2.257%, 08/25/33	243
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 1.604%, 07/25/32	87
497	Series 2002-BC6, Class M1, VAR, 2.149%, 08/25/32	463
2,369	Series 2002-BC9, Class M1, VAR, 2.674%, 12/25/32	2,357
	AMRESCO Residential Securities Corp. Mortgage Loan Trust,
369	Series 1998-1, Class M1A, VAR, 1.412%, 01/25/28	367
483	Series 1998-3, Class M1A, VAR, 1.654%, 09/25/28	479
306	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 3.619%, 12/15/33	303
868	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	868
	B2R Mortgage Trust,
994	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	989
2,410	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	2,447
7,000	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	6,996
1,474	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	1,473
2,195	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 2.227%, 01/25/35	2,156
839	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, VAR, 1.924%, 12/25/33	826
133	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 1.124%, 05/25/37	132
4,034	Cabela’s Credit Card Master Note Trust, Series 2016-1, Class A1, 1.780%, 06/15/22	4,032
	California Republic Auto Receivables Trust,
2,903	Series 2015-2, Class A3, 1.310%, 08/15/19	2,902
3,812	Series 2015-3, Class A3, 1.620%, 11/15/19	3,813
1,392	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 3.058%, 10/15/21 (e)	668
	CarMax Auto Owner Trust,
2,798	Series 2015-2, Class A3, 1.370%, 03/16/20	2,797
5,000	Series 2015-4, Class A3, 1.560%, 11/16/20	4,999
286	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, VAR, 1.874%, 01/25/32	246
3,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	3,005
3,799	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	3,770
	Countrywide Asset-Backed Certificates,
82	Series 2002-1, Class A, VAR, 1.584%, 08/25/32	71
113	Series 2003-BC2, Class 2A1, VAR, 1.624%, 06/25/33	100
527	Series 2003-BC5, Class M1, VAR, 2.074%, 09/25/33	481
235	Series 2004-2, Class M4, VAR, 2.524%, 03/25/34	224
106	Series 2004-S1, Class M2, SUB, 5.584%, 02/25/35	106
176	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, VAR, 1.209%, 04/15/30	172
	CPS Auto Receivables Trust,
350	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	350
616	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	616
1,473	Series 2016-B, Class B, 3.180%, 09/15/20 (e)	1,492
4,671	Series 2017-B, Class B, 2.330%, 05/17/21 (e)	4,679
	CWHEQ Revolving Home Equity Loan Trust,
301	Series 2005-E, Class 2A, VAR, 1.212%, 11/15/35	269

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,282	Series 2005-M, Class A1, VAR, 1.229%, 02/15/36	1,158
10,280	Discover Card Execution Note Trust, Series 2014-A1, Class A1, VAR, 1.419%, 07/15/21	10,328
726	Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.200%, 05/15/20 (e)	727
1,200	DT Auto Owner Trust, Series 2016-2A, Class B, 2.920%, 05/15/20 (e)	1,206
	Exeter Automobile Receivables Trust,
288	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	287
900	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	900
2,120	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	2,122
	First Franklin Mortgage Loan Trust,
98	Series 2002-FF1, Class M1, VAR, 2.074%, 04/25/32	87
578	Series 2002-FF4, Class M1, VAR, 2.599%, 02/25/33	429
303	Series 2003-FFH1, Class M2, VAR, 3.649%, 09/25/33	270
484	Series 2004-FF8, Class M4, VAR, 2.630%, 10/25/34	100
521	First Investors Auto Owner Trust, Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	521
658	First NLC Trust, Series 2005-2, Class M1, VAR, 1.504%, 09/25/35	646
2,176	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	2,179
	Flagship Credit Auto Trust,
1,201	Series 2016-2, Class A1, 2.280%, 05/15/20 (e)	1,203
2,260	Series 2017-2, Class B, 2.570%, 04/15/23 (e)	2,259
	Ford Credit Auto Owner Trust,
354	Series 2014-B, Class A3, 0.900%, 10/15/18	354
1,799	Series 2015-B, Class A3, 1.160%, 11/15/19	1,798
1,400	Series 2016-B, Class A3, 1.330%, 10/15/20	1,397
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 1.514%, 07/25/35	3,423
195	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	192
6,042	GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.680%, 12/20/18	6,050
1,526	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class AT1, 2.380%, 10/15/48 (e)	1,517
112	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 1.169%, 09/15/30	100
3,021	Harley-Davidson Motorcycle Trust, Series 2015-2, Class A3, 1.300%, 03/16/20	3,019
13	Home Equity Loan Trust, Series 2003-HS1, Class AII, VAR, 1.314%, 12/25/32	13
54	Home Loan Trust, Series 2001-HI4, Class A7, SUB, 7.240%, 10/25/26	53
1,029	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 04/15/19	1,028
84	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, VAR, 1.631%, 12/25/24	78
3,600	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.571%, 03/15/22 (e)	3,686
2,082	Leaf Receivables Funding 10 LLC, Series 2015-1, Class A3, 1.490%, 03/15/18 (e)	2,080
12	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	3
170	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 2.074%, 02/25/34	168
	Morgan Stanley ABS Capital I, Inc. Trust,
1,057	Series 2003-NC6, Class M1, VAR, 2.224%, 06/25/33	1,055
7,500	Series 2005-WMC4, Class M5, VAR, 1.999%, 04/25/35	7,136
1,400	Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968%, 05/25/27 (e)	1,400
270	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 1.782%, 11/25/33	218
3,024	Nissan Auto Lease Trust, Series 2015-B, Class A3, 1.540%, 04/16/18	3,025
1,575	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	1,577

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	OneMain Financial Issuance Trust,
785	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	785
2,877	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	2,906
3,374	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	3,380
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
368	Series 2004-WHQ2, Class M2, VAR, 1.969%, 02/25/35	369
462	Series 2005-WHQ3, Class M2, VAR, 1.699%, 06/25/35	462
140	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	139
	Progress Residential Trust,
3,252	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	3,264
5,501	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	5,575
196	RAMP Trust, Series 2003-RS2, Class AII, VAR, 1.704%, 03/25/33	191
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.510%, 06/25/33	395
	Sofi Consumer Loan Program LLC,
2,136	Series 2016-1, Class A, 3.260%, 08/25/25 (e)	2,164
1,535	Series 2016-3, Class A, 3.050%, 12/26/25 (e)	1,551
1,506	Series 2017-1, Class A, 3.280%, 01/26/26 (e)	1,523
1,583	Series 2017-3, Class A, 2.770%, 05/25/26 (e)	1,591
	SoFi Professional Loan Program LLC,
430	Series 2014-B, Class A1, VAR, 2.241%, 08/25/32 (e)	436
1,018	Series 2015-A, Class A1, VAR, 2.191%, 03/25/33 (e)	1,028
1,840	Series 2015-B, Class A1, VAR, 2.074%, 04/25/35 (e)	1,858
1,368	Series 2015-C, Class A1, VAR, 2.074%, 08/27/35 (e)	1,379
2,214	Series 2016-B, Class A1, VAR, 2.224%, 06/25/33 (e)	2,247
1,181	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 04/25/29 (e)	1,189
117	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 1.724%, 04/25/33	114
3,507	TCF Auto Receivables Owner Trust, Series 2015-1A, Class A3, 1.490%, 12/16/19 (e)	3,505
	Tricon American Homes Trust,
1,291	Series 2015-SFR1, Class A, VAR, 2.251%, 05/17/32 (e)	1,291
4,445	Series 2016-SFR1, Class A, 2.589%, 11/17/33 (e)	4,406
3,614	US Residential Opportunity Fund III Trust, Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	3,596
2,628	VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	2,637
1,757	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.625%, 02/25/47 (e)	1,761
2,021	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.250%, 05/25/47 (e)	2,021
2,249	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.375%, 04/25/47 (e)	2,249
256	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	256
278	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	278
1,872	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	1,888
1,649	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	1,661
799	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	802
950	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	954
4,097	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	4,105
2,297	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	2,306
1,450	VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	1,454
3,427	Westgate Resorts LLC, Series 2016-1A, Class A, 3.500%, 12/20/28 (e)	3,448

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued

		Total Asset-Backed Securities (Cost $195,386)	193,798

Collateralized Mortgage Obligations — 54.5%
		Alternative Loan Trust,
536		Series 2004-33, Class 3A3, VAR, 3.182%, 12/25/34	526
12		Series 2004-J4, Class 1A6, SUB, 5.400%, 06/25/34	12
232		Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	228
		Banc of America Funding Trust,
292		Series 2005-E, Class 5A1, VAR, 3.747%, 05/20/35	291
344		Series 2006-1, Class 2A1, 5.500%, 01/25/36	327
		Banc of America Mortgage Trust,
548		Series 2004-D, Class 2A2, VAR, 3.699%, 05/25/34	551
190		Series 2005-A, Class 3A1, VAR, 3.620%, 02/25/35	187
425		Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, VAR, 2.029%, 11/25/34	125
		CHL Mortgage Pass-Through Trust,
244		Series 2003-21, Class A1, VAR, 3.646%, 05/25/33	244
59		Series 2004-HYB8, Class 1A1, VAR, 1.710%, 01/20/35	54
242		Series 2005-1, Class 1A2, VAR, 1.724%, 03/25/35	32
2		Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	2
		Credit Suisse First Boston Mortgage Securities Corp.,
836		Series 2003-AR24, Class 2A4, VAR, 3.280%, 10/25/33	824
835		Series 2004-5, Class 4A1, 6.000%, 09/25/34	855
108		Series 2005-5, Class 1A1, 5.000%, 07/25/20	107
285		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.744%, 02/25/20	287
114		FHLMC - GNMA, Series 1, Class S, IF, IO, 7.938%, 10/25/22	11
		FHLMC REMIC,
1		Series 1071, Class F, VAR, 1.939%, 04/15/21	1
9		Series 1343, Class LA, 8.000%, 08/15/22	10
7		Series 1370, Class JA, VAR, 2.139%, 09/15/22	7
6		Series 1379, Class W, VAR, 2.090%, 10/15/22	6
2		Series 1508, Class KA, VAR, 1.183%, 05/15/23	2
118		Series 1689, Class M, PO, 03/15/24	112
59		Series 1771, Class PK, 8.000%, 02/15/25	68
103		Series 1974, Class ZA, 7.000%, 07/15/27	117
18		Series 1981, Class Z, 6.000%, 05/15/27	20
62		Series 2033, Class PR, PO, 03/15/24	59
10		Series 2261, Class ZY, 7.500%, 10/15/30	12
–	(h)	Series 2289, Class NA, VAR, 10.255%, 05/15/20	—	(h)
33		Series 2338, Class FN, VAR, 1.489%, 08/15/28	33
65		Series 2416, Class SA, IF, 13.688%, 02/15/32	88
57		Series 2416, Class SH, IF, 14.011%, 02/17/32	73
12		Series 2477, Class FZ, VAR, 1.539%, 06/15/31	12
339		Series 3085, Class VS, HB, IF, 24.764%, 12/15/35	579
433		Series 3300, Class FA, VAR, 1.289%, 08/15/35	432
1,242		Series 3737, Class DG, 5.000%, 10/15/30	1,350
1,602		Series 3832, Class PL, 5.000%, 08/15/39	1,678
950		Series 3841, Class JF, VAR, 1.389%, 10/15/38	954
4,703		Series 3860, Class FP, VAR, 1.389%, 06/15/40	4,720
1,565		Series 3952, Class MA, 3.000%, 11/15/21	1,596
7,102		Series 4074, Class FE, VAR, 1.389%, 07/15/42	7,112
6,444		Series 4111, Class FA, VAR, 1.339%, 08/15/39	6,448
4,157		Series 4120, Class KI, IO, 3.000%, 10/15/32	408
12,978		Series 4150, Class F, VAR, 1.359%, 01/15/43	12,915

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
14,760		Series 4150, Class GE, 2.000%, 01/15/33	14,597
9,516		Series 4161, Class YF, VAR, 1.359%, 02/15/43	9,448
4,974		Series 4206, Class DA, 2.000%, 05/15/33	4,926
10,312		Series 4281, Class FB, VAR, 1.539%, 12/15/43	10,263
13,679		Series 4350, Class AF, VAR, 1.333%, 12/15/37	13,550
11,853		Series 4350, Class FK, VAR, 1.333%, 06/15/38	11,813
1,639		Series 4350, Class KF, VAR, 1.333%, 01/15/39	1,620
10,887		Series 4363, Class FA, VAR, 1.353%, 09/15/41	10,775
9,522		Series 4413, Class WF, VAR, 1.333%, 10/15/41	9,470
12,147		Series 4448, Class TF, VAR, 1.303%, 05/15/40	12,066
29,637		Series 4457, Class KF, VAR, 1.333%, 10/15/40	29,565
11,908		Series 4480, Class FM, VAR, 1.333%, 06/15/40	11,916
7,742		Series 4515, Class FA, VAR, 1.353%, 08/15/38	7,683
6,634		Series 4559, Class AF, VAR, 1.483%, 03/15/42	6,639
4,970		Series 4594, Class GN, 2.500%, 02/15/45	5,031
13,211		Series 4606, Class FL, VAR, 1.489%, 12/15/44	13,249
18,589		FHLMC STRIPS, Series 328, Class S4, IF, IO, 1.940%, 02/15/38	1,157
		FHLMC Structured Agency Credit Risk Debt Notes,
2,413		Series 2013-DN1, Class M1, VAR, 4.424%, 07/25/23	2,444
6,623		Series 2015-DNA3, Class M2, VAR, 3.874%, 04/25/28	6,865
		FHLMC Structured Pass-Through Securities Certificates,
68		Series T-51, Class 1APO, PO, 09/25/42	59
2,522		Series T-54, Class 4A, VAR, 3.343%, 02/25/43	2,595
224		First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	216
576		First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, VAR, 3.019%, 12/25/34	579
60		First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, VAR, 1.524%, 06/25/30	48
354		First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, VAR, 1.489%, 11/15/30	323
		FNMA Grantor Trust,
368		Series 2001-T8, Class A1, 7.500%, 07/25/41	430
1,178		Series 2002-T6, Class A4, VAR, 3.735%, 03/25/41	1,226
		FNMA REMIC,
1		Series 1988-15, Class B, VAR, 1.574%, 06/25/18	1
1		Series 1989-77, Class J, 8.750%, 11/25/19	1
–	(h)	Series 1989-89, Class H, 9.000%, 11/25/19	—	(h)
15		Series 1990-64, Class Z, 10.000%, 06/25/20	16
23		Series 1990-145, Class A, VAR, 1.617%, 12/25/20	23
40		Series 1991-142, Class PL, 8.000%, 10/25/21	43
35		Series 1991-156, Class F, VAR, 2.324%, 11/25/21	36
–	(h)	Series 1992-91, Class SQ, HB, IF, 8,486.440%, 05/25/22	4
65		Series 1992-112, Class GB, 7.000%, 07/25/22	71
2		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	—	(h)
29		Series 1992-200, Class FK, VAR, 1.883%, 11/25/22	30
32		Series 1993-27, Class S, IF, 8.216%, 02/25/23	37
66		Series 1993-110, Class H, 6.500%, 05/25/23	73
7		Series 1993-119, Class H, 6.500%, 07/25/23	8
64		Series 1993-146, Class E, PO, 05/25/23	61
30		Series 1993-165, Class FH, VAR, 2.174%, 09/25/23	31
149		Series 1993-179, Class FM, VAR, 1.833%, 10/25/23	153
31		Series 1997-74, Class E, 7.500%, 10/20/27	35
256		Series 2001-9, Class F, VAR, 1.251%, 02/17/31	256

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
73		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	16
14		Series 2002-77, Class FY, VAR, 1.424%, 12/25/17	14
75		Series 2003-17, Class FN, VAR, 1.324%, 03/25/18	75
25		Series 2003-21, Class FK, VAR, 1.424%, 03/25/33	25
672		Series 2004-17, Class BF, VAR, 1.374%, 01/25/34	670
977		Series 2006-3, Class SB, IF, IO, 5.676%, 07/25/35	123
687		Series 2006-16, Class HZ, 5.500%, 03/25/36	731
2,067		Series 2006-124, Class FC, VAR, 1.374%, 01/25/37	2,059
3,271		Series 2012-38, Class PA, 2.000%, 09/25/41	3,226
5,488		Series 2012-93, Class ME, 2.500%, 01/25/42	5,556
3,767		Series 2012-114, Class VE, 3.500%, 10/25/25	3,920
12,306		Series 2012-119, Class FB, VAR, 1.374%, 11/25/42	12,227
2,417		Series 2013-6, Class FL, VAR, 1.424%, 02/25/43	2,418
4,680		Series 2013-15, Class DC, 2.000%, 03/25/33	4,612
4,981		Series 2013-23, Class KJ, 2.250%, 05/25/42	4,950
4,151		Series 2013-26, Class AV, 3.500%, 04/25/26	4,315
2,951		Series 2013-43, Class YH, 2.500%, 05/25/33	2,982
10,355		Series 2013-54, Class HF, VAR, 1.224%, 10/25/41	10,323
610		Series 2014-49, Class AF, VAR, 1.303%, 08/25/44	608
7,143		Series 2014-66, Class WF, VAR, 1.333%, 10/25/54	7,123
15,689		Series 2015-42, Class BF, VAR, 1.090%, 06/25/45	15,685
13,615		Series 2015-91, Class AF, VAR, 1.353%, 12/25/45	13,544
20,126		Series 2016-25, Class LA, 3.000%, 07/25/45	20,733
23,049		Series 2016-30, Class PA, 3.000%, 04/25/45	23,669
7,249		Series 2016-33, Class JA, 3.000%, 07/25/45	7,446
–	(h)	Series G92-44, Class ZQ, 8.000%, 07/25/22	1
421		Series G94-9, Class PJ, 6.500%, 08/17/24	464
		FNMA REMIC Trust,
257		Series 2003-W1, Class 2A, VAR, 6.137%, 12/25/42	296
1,087		Series 2003-W4, Class 5A, VAR, 3.412%, 10/25/42	1,122
1,212		Series 2003-W15, Class 3A, VAR, 3.752%, 12/25/42	1,329
702		Series 2009-W1, Class A, 6.000%, 12/25/49	800
		FNMA STRIPS,
99		Series 343, Class 23, IO, 4.000%, 10/25/18	2
145		Series 343, Class 27, IO, 4.500%, 01/25/19	3
466		FNMA Trust, Series 2004-W2, Class 4A, VAR, 3.078%, 02/25/44	477
		FNMA, Connecticut Avenue Securities,
1,252		Series 2013-C01, Class M1, VAR, 3.024%, 10/25/23	1,265
1,351		Series 2014-C01, Class M1, VAR, 2.624%, 01/25/24	1,366
3,908		Series 2014-C02, Class 1M1, VAR, 1.974%, 05/25/24	3,924
721		Series 2014-C03, Class 1M1, VAR, 2.224%, 07/25/24	723
3,916		Series 2017-C01, Class 1M1, VAR, 2.324%, 07/25/29	3,948
		GNMA,
9		Series 2000-35, Class F, VAR, 1.542%, 12/16/25	10
165		Series 2002-31, Class FC, VAR, 1.283%, 09/26/21	164
3,734		Series 2010-166, Class GP, 3.000%, 04/20/39	3,828
6,063		Series 2012-61, Class FM, VAR, 1.392%, 05/16/42	6,080
3,181		Series 2012-H21, Class FA, VAR, 1.483%, 07/20/62	3,176
16,473		Series 2013-H16, Class FA, VAR, 1.523%, 07/20/63	16,471
17,211		Series 2014-H07, Class FC, VAR, 1.583%, 05/20/64	17,261
5,409		Series 2014-H11, Class JA, VAR, 1.483%, 06/20/64	5,399
14,680		Series 2014-H17, Class FM, VAR, 1.463%, 08/20/64	14,640
8,373		Series 2015-H03, Class FD, VAR, 1.623%, 01/20/65	8,369

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
16,163	Series 2015-H04, Class FL, VAR, 1.453%, 02/20/65	16,115
8,780	Series 2015-H12, Class FA, VAR, 1.310%, 05/20/65	8,755
18,624	Series 2015-H12, Class FJ, VAR, 1.260%, 05/20/65	18,550
21,434	Series 2015-H14, Class FB, VAR, 1.413%, 05/20/65	21,346
15,600	Series 2015-H19, Class FN, VAR, 1.423%, 07/20/65	15,523
19,159	Series 2015-H23, Class TA, VAR, 1.453%, 09/20/65	19,091
787	GSAA Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	812
416	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	421
	Impac CMB Trust,
15	Series 2004-3, Class 3A, VAR, 1.664%, 03/25/34	15
240	Series 2004-6, Class 1A2, VAR, 1.771%, 10/25/34	229
1,182	Series 2005-5, Class A1, VAR, 1.664%, 08/25/35	1,050
822	IndyMac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 3.558%, 03/25/37	797
126	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 2.964%, 10/25/33	123
	MASTR Adjustable Rate Mortgages Trust,
213	Series 2003-5, Class 5A1, VAR, 2.750%, 10/25/33	215
312	Series 2004-13, Class 2A1, VAR, 3.113%, 04/21/34	320
1,062	Series 2004-13, Class 3A7B, VAR, 3.060%, 11/21/34	1,078
110	MASTR Seasoned Securitization Trust, Series 2003-1, Class 3A2, VAR, 1.424%, 02/25/33	102
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
326	Series 2001-TBC1, Class B1, VAR, 1.869%, 11/15/31	300
88	Series 2002-TBC1, Class B1, VAR, 1.989%, 09/15/30	82
44	Series 2002-TBC1, Class B2, VAR, 2.389%, 09/15/30	41
	Merrill Lynch Mortgage Investors Trust,
370	Series 2004-1, Class 2A3, VAR, 3.058%, 12/25/34	345
475	Series 2004-D, Class A1, VAR, 1.684%, 09/25/29	472
5	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	5
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
245	Series 2003-HYB1, Class A4, VAR, 2.610%, 03/25/33	224
137	Series 2003-HYB1, Class B1, VAR, 2.610%, 03/25/33	85
	Morgan Stanley Mortgage Loan Trust,
2,280	Series 2004-3, Class 4A, VAR, 5.666%, 04/25/34	2,404
285	Series 2004-5AR, Class 3A3, VAR, 3.201%, 07/25/34	264
1,607	Series 2004-5AR, Class 3A5, VAR, 3.201%, 07/25/34	1,599
759	Series 2004-11AR, Class 1A2A, VAR, 1.301%, 01/25/35	717
173	MRFC Mortgage Pass-Through Trust, Series 2002-TBC2, Class B1, VAR, 1.839%, 08/15/32	142
1,232	NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class AF, VAR, 1.474%, 02/25/35 (e)	1,030
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
403	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	410
13	Series 2004-AR1, Class 5A1, VAR, 1.784%, 08/25/34	13
649	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.574%, 10/25/32	667
93	RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	93
	RFMSI Trust,
2,458	Series 2005-SA2, Class 2A2, VAR, 3.724%, 06/25/35	2,330
693	Series 2006-SA4, Class 2A1, VAR, 4.459%, 11/25/36	639
	Sequoia Mortgage Trust,
57	Series 11, Class A, VAR, 1.910%, 12/20/32	55
153	Series 2003-3, Class A2, VAR, 2.020%, 07/20/33	145
1,415	Series 2004-11, Class A2, VAR, 2.039%, 12/20/34	1,359

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,041	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	1,040
122	Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, VAR, 1.678%, 03/19/34	118
925	Structured Asset Mortgage Investments Trust, Series 2002-AR2, Class A3, VAR, 1.728%, 07/19/32	737
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
2,302	Series 2003-24A, Class 2A, VAR, 3.416%, 07/25/33	2,203
1,543	Series 2003-29, Class 3A1, VAR, 4.883%, 09/25/33	1,538
723	Series 2003-40A, Class 4A, VAR, 3.278%, 01/25/34	703
3,440	Thornburg Mortgage Securities Trust, Series 2004-4, Class 5A, VAR, 2.929%, 12/25/44	3,282
	WaMu Mortgage Pass-Through Certificates Trust,
1,246	Series 2004-AR3, Class A1, VAR, 3.130%, 06/25/34	1,262
656	Series 2004-AR11, Class A, VAR, 2.821%, 10/25/34	655
	Wells Fargo Mortgage-Backed Securities Trust,
292	Series 2003-K, Class 1A2, VAR, 2.901%, 11/25/33	295
389	Series 2005-AR16, Class 3A2, VAR, 3.200%, 03/25/35	392
76	Series 2006-17, Class A1, 5.500%, 11/25/21	77
97	Series 2007-3, Class 3A1, 5.500%, 04/25/22	99

	Total Collateralized Mortgage Obligations (Cost $603,082)	601,439

Commercial Mortgage-Backed Securities — 3.0%
	A10 Securitization LLC,
390	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	390
2,371	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	2,381
4,090	A10 Term Asset Financing LLC, Series 2016-1, Class A1, 2.420%, 03/15/35 (e)	4,074
2,900	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, VAR, 2.039%, 09/15/26 (e)	2,907
	Bayview Commercial Asset Trust,
320	Series 2004-3, Class A2, VAR, 1.444%, 01/25/35 (e)	308
1,092	Series 2005-2A, Class A2, VAR, 1.374%, 08/25/35 (e)	1,004
218	Series 2005-2A, Class M1, VAR, 1.454%, 08/25/35 (e)	196
1,065	Series 2007-3, Class A2, VAR, 1.314%, 07/25/37 (e)	883
2,605	BBCMS Trust, Series 2015-VFM, Class A1, 2.466%, 03/10/36 (e)	2,559
6,000	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, VAR, 2.933%, 07/05/33 (e)	5,915
3,323	Chicago Skyscraper Trust, Series 2017-SKY, Class A, VAR, 1.789%, 02/15/30 (e)	3,331
	Commercial Mortgage Trust,
2,667	Series 2014-BBG, Class A, VAR, 1.794%, 03/15/29 (e)	2,673
1,319	Series 2014-PAT, Class A, VAR, 1.790%, 08/13/27 (e)	1,320
3,774	Series 2014-TWC, Class A, VAR, 1.840%, 02/13/32 (e)	3,781
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,190

	Total Commercial Mortgage-Backed Securities (Cost $33,309)	32,912

Corporate Bonds — 13.4%
	Consumer Discretionary — 0.6%
	Automobiles — 0.3%
3,000	Nissan Motor Acceptance Corp., VAR, 1.640%, 09/13/19 (e)	3,008

	Media — 0.3%
4,000	Walt Disney Co. (The), VAR, 1.510%, 05/30/19	4,019

	Total Consumer Discretionary	7,027

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
607	Walgreens Boots Alliance, Inc., 1.750%, 11/17/17	608

	Energy — 1.9%
	Oil, Gas & Consumable Fuels — 1.9%
3,000	BP Capital Markets plc, (United Kingdom), VAR, 1.783%, 09/26/18	3,014
1,810	Buckeye Partners LP, 4.875%, 02/01/21	1,936

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
2,882	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.625%, 05/05/20	2,881
4,963	ConocoPhillips Co., 1.500%, 05/15/18	4,960
1,525	ONEOK Partners LP, 3.200%, 09/15/18	1,547
1,628	Plains All American Pipeline LP, 2.600%, 12/15/19	1,636
684	Spectra Energy Partners LP, 2.950%, 09/25/18	694
3,000	Statoil ASA, (Norway), VAR, 1.639%, 11/08/18	3,014
822	TransCanada PipeLines Ltd., (Canada), 1.875%, 01/12/18	823

	Total Energy	20,505

	Financials — 8.1%
	Banks — 4.0%
	Bank of America Corp.,
1,346	1.700%, 08/25/17	1,347
2,000	Series L, 2.600%, 01/15/19	2,020
5,000	Bank of Montreal, (Canada), 1.350%, 08/28/18	4,979
3,169	Barclays plc, (United Kingdom), 2.875%, 06/08/20	3,205
3,000	BB&T Corp., VAR, 1.830%, 02/01/19	3,019
923	BNP Paribas SA, (France), 2.700%, 08/20/18	933
	Citigroup, Inc.,
3,000	VAR, 1.945%, 01/10/20	3,019
4,000	VAR, 2.176%, 12/08/21	4,034
964	Discover Bank, 2.600%, 11/13/18	972
3,000	Mitsubishi UFJ Financial Group, Inc., (Japan), VAR, 2.180%, 09/13/21	3,039
	Mizuho Financial Group, Inc., (Japan),
4,000	VAR, 2.140%, 02/28/22	4,018
3,000	VAR, 2.260%, 09/13/21	3,040
3,000	Royal Bank of Canada, (Canada), VAR, 1.605%, 01/10/19	3,008
3,000	Sumitomo Mitsui Financial Group, Inc., (Japan), VAR, 2.128%, 01/11/22	3,021
967	SunTrust Banks, Inc., 2.350%, 11/01/18	974
4,000	US Bank NA, VAR, 1.473%, 01/24/20	4,013

		44,641

	Capital Markets — 0.8%
	Goldman Sachs Group, Inc. (The),
1,000	2.625%, 04/25/21	1,005
3,000	VAR, 2.282%, 11/15/18	3,034
	Morgan Stanley,
1,482	2.500%, 01/24/19	1,495
2,925	2.500%, 04/21/21	2,928

		8,462

	Consumer Finance — 2.5%
3,000	American Express Credit Corp., VAR, 1.702%, 03/18/19	3,019
3,000	American Honda Finance Corp., VAR, 1.716%, 09/09/21	3,035
3,000	Caterpillar Financial Services Corp., VAR, 1.665%, 01/10/20	3,016
	Ford Motor Credit Co. LLC,
3,000	VAR, 2.155%, 01/09/20	3,024
4,000	Series 1, VAR, 1.950%, 03/12/19	4,012
4,000	General Motors Financial Co., Inc., VAR, 2.708%, 01/14/22	4,090
4,000	HSBC USA, Inc., VAR, 2.037%, 09/24/18	4,028
4,000	Toyota Motor Credit Corp., VAR, 1.848%, 01/11/22	4,050

		28,274

	Diversified Financial Services — 0.4%
4,000	Shell International Finance BV, (Netherlands), VAR, 1.632%, 05/11/20	4,033

	Insurance — 0.4%
880	Chubb INA Holdings, Inc., 2.300%, 11/03/20	887
1,982	Jackson National Life Global Funding, 1.875%, 10/15/18 (e)	1,989
1,234	New York Life Global Funding, 2.000%, 04/13/21 (e)	1,229

		4,105

	Total Financials	89,515

	Health Care — 0.5%
	Health Care Equipment & Supplies — 0.5%
5,000	Abbott Laboratories, 2.350%, 11/22/19	5,031
857	Medtronic, Inc., 1.500%, 03/15/18	857

	Total Health Care	5,888

	Industrials — 0.2%
	Road & Rail — 0.2%
2,210	Ryder System, Inc., 2.500%, 05/11/20	2,221

	Information Technology — 1.6%
	IT Services — 0.3%
3,700	Western Union Co. (The), 3.600%, 03/15/22	3,784

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
		Semiconductors & Semiconductor Equipment — 0.8%
2,064		Broadcom Corp., 2.375%, 01/15/20 (e)	2,068
4,400		QUALCOMM, Inc., VAR, 1.648%, 05/20/20	4,412
2,753		Texas Instruments, Inc., 1.750%, 05/01/20	2,748

			9,228

		Software — 0.3%
3,000		Oracle Corp., VAR, 1.738%, 01/15/19	3,025

		Technology Hardware, Storage & Peripherals — 0.2%
1,793		Apple, Inc., VAR, 1.422%, 05/03/18	1,798

		Total Information Technology	17,835

		Telecommunication Services — 0.1%
		Diversified Telecommunication Services — 0.1%
1,314		AT&T, Inc., 2.450%, 06/30/20	1,320

		Utilities — 0.3%
		Gas Utilities — 0.2%
2,100		Korea Gas Corp., (South Korea), 2.250%, 07/25/17 (e)	2,102

		Independent Power and Renewable Electricity Producers — 0.1%
870		Exelon Generation Co. LLC, 2.950%, 01/15/20	886

		Total Utilities	2,988

		Total Corporate Bonds (Cost $146,819)	147,907

Mortgage-Backed Securities — 4.0%
		FHLMC,
9		ARM, 1.845%, 12/01/21	9
9		ARM, 2.625%, 06/01/26	9
1		ARM, 2.717%, 05/01/18	1
8		ARM, 2.724%, 07/01/19	7
194		ARM, 2.747%, 01/01/23	203
16		ARM, 2.761%, 10/01/29	17
29		ARM, 2.769%, 04/01/30	31
32		ARM, 2.780%, 07/01/28	33
32		ARM, 2.792%, 12/01/26	33
6		ARM, 2.811%, 06/01/22	6
131		ARM, 2.822%, 01/01/27 - 12/01/27	136
7		ARM, 2.843%, 12/01/29	8
223		ARM, 2.860%, 04/01/32	231
31		ARM, 2.867%, 02/01/23	32
189		ARM, 2.869%, 07/01/30	196
139		ARM, 2.870%, 08/01/27	143
159		ARM, 2.882%, 12/01/26	165
20		ARM, 2.905%, 11/01/27	20
17		ARM, 2.944%, 01/01/30	18
54		ARM, 2.993%, 01/01/23	55
11		ARM, 3.085%, 04/01/24	11
8		ARM, 3.518%, 06/01/25	8
–	(h)	FHLMC Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	—	(h)
		FHLMC Gold Pools, 30 Year, Single Family,
3		7.500%, 05/01/28	4
16		8.500%, 07/01/28	19
8		9.000%, 02/01/25	10
5,402		FHLMC Gold Pools, Other, 3.000%, 08/01/28	5,565
		FNMA,
5,596		ARM, 1.785%, 12/01/25	5,602
1		ARM, 2.228%, 06/01/18	1
6		ARM, 2.361%, 12/01/20	6
5		ARM, 2.371%, 04/01/21	5
14		ARM, 2.397%, 11/01/18	14
4		ARM, 2.512%, 05/01/18	4
7		ARM, 2.520%, 07/01/20	7
391		ARM, 2.603%, 05/01/33	417
2		ARM, 2.700%, 11/01/21	3
13		ARM, 2.721%, 01/01/31	14
13		ARM, 2.738%, 04/01/24	13
5		ARM, 2.764%, 05/01/29	5
44		ARM, 2.782%, 12/01/28	46
8		ARM, 2.855%, 07/01/25	8
136		ARM, 2.867%, 09/01/33	141
12		ARM, 2.883%, 03/01/38	12
29		ARM, 2.900%, 05/01/30	29
4		ARM, 2.923%, 06/01/26	4
134		ARM, 2.930%, 02/01/34	141
77		ARM, 2.961%, 08/01/26	80
271		ARM, 2.977%, 01/01/25	286
14		ARM, 3.040%, 09/01/19	15
28		ARM, 3.064%, 03/01/29	28
40		ARM, 3.083%, 11/01/30	40
12		ARM, 3.375%, 11/01/23	12
11		ARM, 3.500%, 07/01/27	11
11		ARM, 6.000%, 01/01/20	11
2,446		FNMA, 15 Year, Single Family, 4.000%, 02/01/25	2,589
		FNMA, 20 Year, Single Family,
8,576		3.000%, 02/01/33 - 07/01/33	8,829

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
1,942	5.000%, 10/01/23	2,133
	FNMA, 30 Year, FHA/VA,
15	7.000%, 03/01/27	15
12	8.000%, 11/01/27	12
14	8.500%, 10/01/24	14
	FNMA, 30 Year, Single Family,
9,511	4.000%, 02/01/45	10,166
2,365	5.000%, 12/01/39	2,653
946	5.500%, 08/01/40	1,057
597	6.000%, 04/01/39	685
85	7.500%, 06/01/23 - 10/01/30	89
54	FNMA, Other, 12.000%, 11/01/30	59
1,435	GNMA I, 15 Year, Single Family, 4.500%, 10/15/24	1,526
	GNMA I, 30 Year, Single Family,
15	7.000%, 06/15/24	15
11	8.000%, 10/15/27	12
6	9.000%, 11/15/24	6
35	9.500%, 07/15/25	39
	GNMA II, 30 Year, Single Family,
17	7.250%, 08/20/22	17
28	7.400%, 02/20/22 - 03/20/22	28
7	7.500%, 10/20/23	7
12	7.850%, 12/20/21	11
36	8.000%, 07/20/25 - 08/20/26	42

	Total Mortgage-Backed Securities (Cost $43,293)	43,929

Municipal Bond — 0.1% (t)
	California — 0.1%
870	University of California, Series Y-1, Rev., VAR, 1.551%, 07/01/41 (Cost $870)	870

SHARES
Short-Term Investment — 6.8%
	Investment Company — 6.8%
75,025	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.970% (b) (l) (Cost $75,055)	75,055

	Total Investments — 99.4% (Cost $1,097,814)	1,095,910
	Other Assets in Excess of Liabilities — 0.6%	6,717

	NET ASSETS — 100.0%	$1,102,627

Percentages indicated are based on net assets.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2017.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2017.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,078
Aggregate gross unrealized depreciation	(6,982)

Net unrealized appreciation/depreciation	$(1,904)

Federal income tax cost of investments	$1,097,814

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$139,975	$53,823	$193,798
Collateralized Mortgage Obligations	—	592,152	9,287	601,439
Commercial Mortgage-Backed Securities	—	26,801	6,111	32,912
Corporate Bonds
Consumer Discretionary	—	7,027	—	7,027

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Consumer Staples	—	608	—	608
Energy	—	20,505	—	20,505
Financials	—	89,515	—	89,515
Health Care	—	5,888	—	5,888
Industrials	—	2,221	—	2,221
Information Technology	—	17,835	—	17,835
Telecommunication Services	—	1,320	—	1,320
Utilities	—	2,988	—	2,988

Total Corporate Bonds	—	147,907	—	147,907

Mortgage-Backed Securities	—	43,929	—	43,929
Municipal Bonds	—	870	—	870
Short-Term Investment
Investment Company	75,055	—	—	75,055

Total Investments in Securities	$75,055	$951,634	$69,221	$1,095,910

There were no significant transfers between levels 1 and 2 during the period ended May 31, 2017.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities:
Asset-Backed Securities	$54,241	$61	$698	$8	$—	(a)	$(12,888)	$11,703	$—	$53,823
Collateralized Mortgage Obligations	10,670	—	45	(1)	—		(1,427)	—	—	9,287
Commercial Mortgage-Backed Securities	6,099	—	20	—	—		(8)	—	—	6,111

	$71,010	$61	$763	$7	$—	(a)	$(14,323)	$11,703	$—	$69,221

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.

Transfers between level 2 to level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $802,000.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements

(Amounts in thousands)

	Fair Value at May 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$53,155	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (5.66%)
			Constant Default Rate	0.00% - 30.00% (7.45%)
			Yield (Discount Rate of Cash Flows)	1.84% - 14.04% (3.52%)
	668	Pending Sale Amount	Expected Recovery	48.00% of par (48.00% of par)

Asset-Backed Securities	53,823
	9,287	Discounted Cash Flow	PSA	304.00% (304.00%)
			Constant Prepayment Rate	0.50% - 14.62% (9.69%)
			Constant Default Rate	0.00% - 6.36% (0.10%)
			Yield (Discount Rate of Cash Flows)	(0.36) - 6.78% (2.06%)

Collateralized Mortgage Obligations	9,287
	6,111	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 9.00% (0.29%)
			Constant Default Rate	0.00% - 3.00% (0.10%)
			Yield (Discount Rate of Cash Flows)	4.13% - 5.16% (4.16%)

Commercial Mortgage- Backed Securities	6,111

Total	$69,221

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Repurchase Agreements — 6.4%
20,000	HSBC Securities USA, Inc., 1.010%, dated 05/31/17, due 06/01/17, repurchase price $20,001, collateralized by Corporate Bonds, 1.125% - 4.700%, due 02/06/18 - 02/19/46, with a value of $21,003.	20,000
25,000	Societe Generale SA, 1.010%, dated 05/31/17, due 06/01/17, repurchase price $25,001, collateralized by Corporate Bonds, 1.532% - 7.125%, due 02/13/19 - 03/01/57, Corporate Notes, 0.000% - 6.450%, due 02/27/18 - 02/07/42, Sovereign Government Securities, 1.750% - 9.500%, due 11/13/18 - 02/02/30 and U.S. Treasury Securities, 2.000%, due 08/31/21, with a value of $26,129.	25,000
6,000	Wells Fargo Securities LLC, 1.010%, dated 05/31/17, due 06/01/17, repurchase price $6,000, collateralized by Sovereign Government Securities, 1.250% - 2.750%, due 04/12/19 - 01/19/27, with a value of $6,300.	6,000
8,000	Wells Fargo Securities LLC, 1.110%, dated 05/31/17, due 06/06/17, repurchase price $8,001, collateralized by Asset-Backed Securities, 1.264% - 4.667%, due 08/25/34 - 04/26/50, with a value of $8,802.	8,000

	Total Repurchase Agreements (Cost $59,000)	59,000

Weekly Demand Notes — 0.4%
	California — 0.4%
	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments,
2,000	Series H-3, Rev., VRDO, LOC: Bank of China, 1.040%, 06/07/17	2,000
2,000	Series H-4, Rev., VRDO, LOC: Bank of China, 1.020%, 06/07/17	2,000

	Total Weekly Demand Notes (Cost $4,000)	4,000

Short-Term Investments — 91.6%
	Certificates of Deposit — 44.2%
	ABN AMRO Bank NV,
3,000	1.176%, 06/08/17	2,999
3,000	1.176%, 06/12/17	2,999
8,000	1.228%, 08/10/17	7,981
	Agricultural Bank of China Ltd.,
5,000	1.250%, 06/02/17	5,000
7,000	1.250%, 06/08/17	7,000
2,000	1.250%, 06/12/17	2,000
	Banco Del Estado De Chile,
2,000	1.110%, 06/08/17	2,000
2,000	VAR, 1.435%, 06/01/17	2,000
4,000	Bank of China Ltd., 1.298%, 06/02/17	4,000
5,000	Bank of Montreal, 1.140%, 07/10/17	5,000
2,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.400%, 10/31/17	2,000
	Chiba Bank Ltd.,
2,000	1.140%, 06/28/17	2,000
5,000	1.150%, 06/19/17	5,000
10,000	1.180%, 06/15/17	10,000
	China Construction Bank Corp.,
2,000	1.250%, 06/02/17	2,000
15,000	1.270%, 06/12/17	15,000
2,000	1.400%, 07/06/17	2,000
	Commonwealth Bank of Australia,
5,000	VAR, 1.260%, 06/20/17	5,000
5,000	VAR, 1.427%, 06/23/17	5,000
3,000	VAR, 1.432%, 06/16/17	3,000
	Cooperatieve Rabobank,
1,500	VAR, 1.415%, 06/01/17	1,500
3,000	VAR, 1.452%, 06/30/17	3,000
10,000	VAR, 1.465%, 08/10/17	10,008
10,000	VAR, 1.523%, 07/24/17	10,000
	Credit Industriel et Commercial,
10,000	VAR, 1.144%, 06/10/17	10,000
5,000	1.290%, 08/01/17	5,000
	Credit Suisse AG,
5,000	VAR, 1.274%, 06/25/17	5,000
2,000	VAR, 1.674%, 06/15/17	2,000
10,000	Danske Bank, 1.148%, 07/12/17	9,987
	Dexia Credit Local SA,
15,000	VAR, 1.279%, 06/24/17	15,000
5,000	VAR, 1.503%, 06/08/17	5,000
	Industrial & Commercial Bank of China Ltd.,
16,000	1.250%, 06/12/17	16,000
2,500	1.380%, 07/05/17	2,500
	ING Bank NV,
4,000	VAR, 1.194%, 06/09/17	4,000
3,000	VAR, 1.202%, 06/05/17	3,000
3,000	VAR, 1.244%, 06/12/17	3,000
	KBC Bank NV,
10,000	0.920%, 06/01/17	10,000
3,000	1.198%, 07/07/17	2,996
5,000	1.227%, 06/22/17	4,997

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposit — continued
	Landesbank Hessen-Thueringen,
20,000	0.920%, 06/01/17	20,000
2,000	1.250%, 09/18/17	2,000
	Mitsubishi UFJ Trust & Banking Corp.,
2,000	VAR, 1.329%, 06/15/17	2,000
7,000	VAR, 1.345%, 06/01/17	7,000
6,000	1.374%, 08/09/17	5,984
7,000	VAR, 1.383%, 06/21/17	7,000
2,000	1.384%, 08/14/17	1,994
	National Australia Bank Ltd.,
3,000	VAR, 1.504%, 08/04/17	3,000
1,000	VAR, 1.513%, 06/06/17	1,000
3,000	VAR, 1.520%, 08/02/17	3,000
	Norinchukin Bank,
12,000	VAR, 1.239%, 06/13/17	12,000
3,000	1.334%, 08/16/17	2,992
	Oversea-Chinese Banking Corp. Ltd.,
10,000	VAR, 1.170%, 06/20/17	10,000
500	VAR, 1.262%, 06/07/17	500
5,000	Royal Bank of Canada, VAR, 1.312%, 06/16/17	5,000
	Standard Chartered Bank,
10,000	1.208%, 07/12/17	9,986
10,000	1.229%, 08/04/17	9,978
	Sumitomo Mitsui Banking Corp.,
10,000	VAR, 1.264%, 06/19/17	10,000
5,000	VAR, 1.264%, 06/07/17	5,000
5,000	VAR, 1.342%, 06/03/17	5,000
2,500	VAR, 1.592%, 06/03/17	2,500
5,000	Sumitomo Mitsui Trust Bank Ltd., VAR, 1.595%, 06/03/17	5,000
	Sumitomo Trust and Banking,
7,000	VAR, 1.293%, 06/28/17	7,000
1,500	1.354%, 08/14/17	1,496
	Svenska Handelsbanken AB,
3,000	VAR, 1.174%, 06/30/17	3,000
5,000	VAR, 1.393%, 06/04/17	5,000
	Toronto-Dominion Bank (The),
7,000	VAR, 1.259%, 06/18/17	7,000
5,000	VAR, 1.330%, 06/20/17	5,000
3,000	VAR, 1.512%, 06/05/17	3,000
2,000	VAR, 1.529%, 06/18/17	2,000
	Wells Fargo Bank NA,
5,000	VAR, 1.254%, 06/19/17	5,000
2,000	VAR, 1.505%, 07/09/17	2,000
20,000	VAR, 1.536%, 07/21/17	20,000

		406,397

	Commercial Paper — 20.5%
	Alpine Securitization Ltd.,
3,000	1.234%, 08/31/17 (e)	2,991
5,000	VAR, 1.333%, 06/26/17 (e)	5,000
	Antalis SA,
4,000	1.203%, 08/16/17 (e)	3,990
5,000	1.241%, 07/07/17 (e)	4,994
	Bank of China Ltd.,
6,000	1.261%, 06/16/17	5,997
5,000	1.382%, 07/06/17 (e)	4,993
1,000	Bank of Nova Scotia, VAR, 1.410%, 06/21/17 (e)	1,000
10,000	Barton Capital LLC, 1.212%, 07/14/17 (e)	9,986
	Bedford Row Funding Corp.,
3,000	VAR, 1.306%, 07/20/17 (e)	3,000
5,000	VAR, 1.342%, 06/20/17 (e)	5,000
7,000	VAR, 1.449%, 06/17/17 (e)	7,000
2,000	VAR, 1.554%, 06/01/17 (e)	2,000
10,000	VAR, 1.566%, 07/18/17 (e)	10,000
	Canadian Imperial Bank of Commerce,
5,000	VAR, 1.154%, 06/21/17 (e)	5,000
4,000	VAR, 1.584%, 06/22/17 (e)	4,000
5,000	Cancara Asset Securitisation LLC, 1.173%, 08/22/17 (e)	4,987
10,000	Commonwealth Bank of Australia, VAR, 1.599%, 06/18/17 (e)	10,000
5,000	Concord Minutemen Capital Co. LLC, 1.180%, 06/14/17 (e)	4,998
2,000	Crown Point Capital Co. LLC, 1.456%, 09/22/17 (e)	1,991
10,000	Erste Abwicklungsanstalt, VAR, 1.189%, 06/16/17 (e)	10,000
10,000	Liberty Street Funding LLC, 1.245%, 09/15/17 (e)	9,963
	LMA-Americas LLC,
2,000	1.353%, 08/07/17 (e)	1,995
10,000	1.439%, 11/13/17 (e)	9,934
	Nieuw Amsterdam Receivables Corp.,
3,000	1.141%, 07/07/17 (e)	2,996
5,000	1.172%, 08/02/17 (e)	4,990
2,000	Oversea-Chinese Banking Corp. Ltd., VAR, 1.199%, 06/15/17 (e)	2,000
5,000	Ridgefield Funding Co. LLC, 1.221%, 07/10/17 (e)	4,993
3,000	Toyota Finance Australia Ltd., VAR, 1.200%, 06/21/17	3,000
	Toyota Motor Credit Corp.,
25,000	VAR, 1.239%, 06/15/17	25,000
5,000	VAR, 1.275%, 06/03/17	5,000
2,000	Versailles LLC, 1.162%, 07/21/17 (e)	1,997

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Commercial Paper — continued
5,000	Westpac Banking Corp., VAR, 1.219%, 06/20/17 (e)	5,000
5,000	Westpac Securities NZ Ltd., VAR, 1.435%, 06/01/17 (e)	5,000

		188,795

	Time Deposits — 26.9%
20,000	ABN AMRO Bank NV, 0.960%, 06/06/17	20,000
31,530	Canadian Imperial Bank of Commerce, 0.830%, 06/01/17	31,530
23,000	China Construction Bank Corp., 0.950%, 06/01/17	23,000
10,000	Cooperatieve Rabobank, 0.910%, 06/01/17	10,000
30,000	Credit Agricole Corporate & Investment Bank, 0.830%, 06/01/17	30,000
40,000	DNB Bank ASA, 0.830%, 06/01/17	40,000
23,000	Industrial & Commercial Bank of China Ltd., 0.950%, 06/01/17	23,000
30,000	ING Bank NV, 0.970%, 06/06/17	30,000
40,000	Swedbank AB, 0.830%, 06/01/17	40,000

		247,530

	Total Short-Term Investments (Cost $842,722)	842,722

	Total Investments — 98.4% (Cost $905,722)*	905,722
	Other Assets in Excess of Liabilities — 1.6%	14,316

	NET ASSETS — 100.0%	$920,038

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

LOC	—	Letter of Credit
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2017.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$905,722	$—	$905,722

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 14.9%
	ABFC Trust,
729	Series 2005-AQ1, Class A4, SUB, 4.801%, 01/25/34	739
162	Series 2005-WF1, Class A2C, VAR, 1.644%, 12/25/34	162
3,357	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.125%, 10/25/56 (e)	3,346
2,350	AJAX Mortgage Loan Trust, Series 2017-A, Class A, SUB, 3.470%, 04/25/57 (e)	2,350
	American Homes 4 Rent,
1,924	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	1,995
4,390	Series 2015-SFR1, Class D, 4.407%, 04/17/52 (e)	4,501
3,030	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	3,252
	American Homes 4 Rent Trust,
3,286	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	3,460
4,085	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	4,396
1,500	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	1,667
8,050	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	8,456
5,850	Series 2014-SFR3, Class B, 4.201%, 12/17/36 (e)	6,134
1,570	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	1,661
3,650	Series 2014-SFR3, Class D, 5.040%, 12/17/36 (e)	3,905
3,172	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	3,568
1,946	Series 2015-SFR2, Class A, 3.732%, 10/17/45 (e)	2,047
3,100	Series 2015-SFR2, Class D, 5.036%, 10/17/45 (e)	3,314
3,600	Series 2015-SFR2, Class E, 6.070%, 10/17/45 (e)	3,978
	AMSR Trust,
6,652	Series 2016-SFR1, Class D, VAR, 3.401%, 11/17/33 (e)	6,707
4,270	Series 2016-SFR1, Class E, VAR, 4.151%, 11/17/33 (e)	4,340
4,271	Series 2016-SFR1, Class F, VAR, 4.901%, 11/17/33 (e)	4,384
	Anchor Assets IX LLC,
8,650	Series 2016-1, Class A, 5.125%, 02/15/20 (e)	8,650
5,725	Series 2016-1, Class B, 6.250%, 02/15/20 (e)	5,725
	B2R Mortgage Trust,
5,145	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	5,119
3,857	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	3,916
2,921	Series 2016-1, Class A, 2.567%, 06/15/49 (e)	2,888
2,000	Series 2016-1, Class B, 3.870%, 06/15/49 (e)	2,014
1,848	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	1,821
92	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 1.394%, 04/25/36	90
757	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	750
1,801	CAM Mortgage Trust, Series 2016-2, Class A1, SUB, 3.250%, 06/15/57 (e)	1,811
4,002	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.000%, 12/05/23	4,002
	Chase Funding Trust,
1,526	Series 2002-3, Class 1A5, SUB, 5.907%, 06/25/32	1,497
649	Series 2003-4, Class 1A5, SUB, 5.316%, 05/25/33	659
545	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	557
42	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	42
	Citigroup Mortgage Loan Trust, Inc.,
64	Series 2003-HE3, Class A, VAR, 1.362%, 12/25/33	63
269	Series 2004-HE1, Class A, VAR, 1.312%, 09/25/33 (e)	268
	Colony American Finance Ltd., (Cayman Islands),
1,794	Series 2016-1, Class A, 2.544%, 06/15/48 (e)	1,780
2,150	Series 2016-2, Class A, 2.554%, 11/15/48 (e)	2,114
	FirstKey Lending Trust,
5,437	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	5,444
1,442	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	1,450
128	FNMA REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	137
869	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	871
709	Goodgreen Trust, Series 2017-1A, Class A, 3.740%, 10/15/52 (e)	720
	Green Tree Agency Advance Funding Trust I,
4,460	Series 2015-T2, Class CT2, 4.178%, 10/15/48 (e)	4,433

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,554	Series 2016-T1, Class DT1, 4.058%, 10/15/48 (e)	1,545
	HERO Funding II, (Cayman Islands),
3,479	Series 2016-3B, Class B, 5.240%, 09/20/42 (e)	3,535
3,848	Series 2016-4B, Class B, 5.750%, 09/20/47 (e)	3,853
	HERO Funding Trust,
3,522	Series 2016-2A, Class A, 3.750%, 09/20/41 (e)	3,650
2,257	Series 2016-3A, Class A1, 3.080%, 09/20/42 (e)	2,213
6,314	Series 2016-4A, Class A1, 3.570%, 09/20/47 (e)	6,364
6,314	Series 2016-4A, Class A2, 4.290%, 09/20/47 (e)	6,551
2,612	Series 2017-1A, Class A2, 4.460%, 09/20/47 (e)	2,684
1,883	Hero Residual Funding, (Cayman Islands), Series 2016-1R, Class A1, 4.500%, 09/21/42 (e)	1,889
139	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 1.182%, 03/25/36	129
120	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 2.210%, 11/20/36	120
	KGS-Alpha SBA COOF Trust,
3,350	Series 2012-3, Class A, IO, VAR, 1.657%, 09/25/26 (e)	53
18,492	Series 2012-4, Class A, IO, VAR, 1.179%, 09/25/37 (e)	511
	Long Beach Mortgage Loan Trust,
1,301	Series 2004-1, Class M1, VAR, 1.774%, 02/25/34	1,296
129	Series 2006-WL2, Class 2A3, VAR, 1.182%, 01/25/36	128
	LV Tower 52 Issuer,
4,119	Series 2013-1, Class A, 5.750%, 02/15/23 (e)	4,100
1,675	Series 2013-1, Class M, 7.750%, 02/15/23 (e)	1,607
95,206	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,011
2,106	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,193
	Mid-State Capital Trust,
943	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	962
1,454	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	1,531
	Nationstar HECM Loan Trust,
261	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	261
1,964	Series 2015-2A, Class M1, 4.115%, 11/25/25 (e)	1,965
841	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	841
438	Series 2016-2A, Class A, 2.239%, 06/25/26 (e)	441
4,701	Series 2016-2A, Class M1, 3.598%, 06/25/26 (e)	4,831
1,379	Series 2016-3A, Class A, 2.013%, 08/25/26 (e)	1,389
498	Series 2016-3A, Class M1, 3.147%, 08/25/26 (e)	496
435	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.167%, 11/25/33	439
6,106	New Residential Advance Receivables Trust Advance, Series 2016-T2, Class DT2, 4.005%, 10/15/49 (e)	6,107
	NRPL Trust,
1,273	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	1,267
1,000	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	998
3,414	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	3,417
1,000	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	986
2,095	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class BT1, 3.294%, 06/15/49 (e)	2,105
	Ocwen Master Advance Receivables Trust,
3,668	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	3,670
609	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	605
1,250	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	1,251
3,600	Series 2016-T1, Class AT1, 2.521%, 08/17/48 (e)	3,590
1,522	Series 2016-T2, Class BT2, 3.265%, 08/16/49 (e)	1,522
3,025	Series 2016-T2, Class DT2, 4.446%, 08/16/49 (e)	2,951
	Progress Residential Trust,
7,212	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	7,238
1,761	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	1,760
3,745	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	3,753
6,000	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	6,004
2,070	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	2,088

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
5,860	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	5,939
2,000	Series 2015-SFR3, Class C, 4.327%, 11/12/32 (e)	2,060
2,093	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	2,158
4,350	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	4,559
1,488	Series 2016-SFR1, Class C, VAR, 3.501%, 09/17/33 (e)	1,512
4,098	Series 2016-SFR1, Class E, VAR, 4.851%, 09/17/33 (e)	4,252
	RAMP Trust,
5	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	5
201	Series 2006-RZ1, Class A3, VAR, 1.324%, 03/25/36	201
3,836	RCO Trust, Series 2016-SFR1, Class M1, VAR, 4.500%, 11/25/51 (e)	3,828
482	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	224
	Renew Financial Group LLC, (Cayman Islands),
1,023	Series 2017-1A, Class A, 3.670%, 09/20/52 (e)	1,035
1,340	Series 2017-1A, Class B, 5.750%, 09/20/52 (e)	1,341
5,347	Rice Park Financing Trust, Series 2016-A, Class A, 4.625%, 10/31/41 (e)	5,348
178	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	179
93	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.414%, 01/25/36	73
3,159	SPS Servicer Advance Receivables Trust, Series 2016-T1, Class DT1, 3.880%, 11/16/48 (e)	3,136
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
318	Series 2002-AL1, Class A2, 3.450%, 02/25/32	317
725	Series 2002-AL1, Class A3, 3.450%, 02/25/32	712
1,247	Tricon American Homes Trust, Series 2016-SFR1, Class C, 3.487%, 11/17/33 (e)	1,241
	US Residential Opportunity Fund III Trust,
1,372	Series 2016-1III, Class A, SUB, 3.475%, 07/27/36 (e)	1,384
7,644	Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	7,606
2,750	VM DEBT LLC, Series 2017-1, Class A, 6.500%, 10/02/24 (e)	2,750
89	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	89
5,250	VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	5,268
5,046	VOLT LI LLC, Series 2016-NP11, Class A1, SUB, 3.500%, 10/25/46 (e)	5,058
2,181	VOLT LIII LLC, Series 2016-NP13, Class A1, SUB, 3.875%, 12/26/46 (e)	2,189
1,494	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.625%, 02/25/47 (e)	1,498
1,216	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.250%, 05/25/47 (e)	1,216
2,415	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.375%, 05/28/47 (e)	2,415
173	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	173
	VOLT XIX LLC,
278	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	278
400	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	400
959	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	967
1,020	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	1,027
2,621	VOLT XLVIII LLC, Series 2016-NPL8, Class A1, SUB, 3.500%, 07/25/46 (e)	2,631
	VOLT XXII LLC,
400	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	401
582	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	582
713	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	715
4,097	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	4,105
1,240	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,245
1,811	VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	1,824
3,440	VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	3,451

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Westgate Resorts LLC,
160	Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	160
2,870	Series 2015-2A, Class A, 3.200%, 07/20/28 (e)	2,882
3,114	Series 2015-2A, Class B, 4.000%, 07/20/28 (e)	3,124
5,744	Series 2016-1A, Class B, 4.500%, 12/20/28 (e)	5,776

	Total Asset-Backed Securities (Cost $330,547)	334,417

Collateralized Mortgage Obligations — 32.5%
1,721	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	1,723
827	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	825
	Alternative Loan Trust,
382	Series 2002-11, Class M, 6.500%, 10/25/32	369
1,230	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,226
16	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	17
694	Series 2005-1CB, Class 1A6, IF, IO, 6.109%, 03/25/35	137
3,683	Series 2005-20CB, Class 3A8, IF, IO, 3.768%, 07/25/35	488
2,760	Series 2005-22T1, Class A2, IF, IO, 4.088%, 06/25/35	394
117	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	93
5,041	Series 2005-37T1, Class A2, IF, IO, 4.059%, 09/25/35	745
780	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	719
4,652	Series 2005-54CB, Class 1A2, IF, IO, 3.826%, 11/25/35	525
23	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	23
497	Series 2005-57CB, Class 3A2, IF, IO, 4.076%, 12/25/35	67
385	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	378
447	Series 2005-86CB, Class A11, 5.500%, 02/25/36	384
834	Series 2005-J1, Class 1A4, IF, IO, 4.109%, 02/25/35	32
13,868	Series 2006-7CB, Class 1A2, IF, IO, 4.309%, 05/25/36	2,829
526	Series 2006-26CB, Class A9, 6.500%, 09/25/36	445
82	American General Mortgage Loan Trust, Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	84
	Angel Oak Mortgage Trust LLC,
526	Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	527
1,333	Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	1,330
1,129	Series 2017-1, Class A3, VAR, 3.644%, 01/25/47 (e)	1,134
	ASG Resecuritization Trust,
430	Series 2009-3, Class A65, VAR, 2.742%, 03/26/37 (e)	430
370	Series 2010-2, Class A60, VAR, 2.497%, 01/28/37	370
416	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	345
557	Series 2011-1, Class 3A50, VAR, 3.402%, 11/28/35 (e)	554
	Banc of America Alternative Loan Trust,
319	Series 2004-1, Class 1A1, 6.000%, 02/25/34	338
25	Series 2004-1, Class 5A1, 5.500%, 02/25/19	25
1,443	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	279
1,256	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	237
	Banc of America Funding Trust,
105	Series 2004-1, Class PO, PO, 03/25/34	87
305	Series 2004-3, Class 1A1, 5.500%, 10/25/34	313
325	Series 2004-C, Class 1A1, VAR, 3.194%, 12/20/34	321
402	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	72
64	Series 2005-4, Class 30PO, PO, 08/25/35	54
279	Series 2005-6, Class 2A7, 5.500%, 10/25/35	270
30	Series 2005-7, Class 30PO, PO, 11/25/35	23
133	Series 2005-8, Class 30PO, PO, 01/25/36	101
799	Series 2005-E, Class 4A1, VAR, 3.134%, 03/20/35	807
58	Series 2010-R11A, Class 1A6, VAR, 4.953%, 08/26/35 (e)	58
	Banc of America Mortgage Trust,
152	Series 2003-C, Class 3A1, VAR, 3.746%, 04/25/33	154
481	Series 2003-J, Class 3A2, VAR, 3.248%, 11/25/33	483
148	Series 2004-3, Class 15IO, IO, VAR, 0.243%, 04/25/19	—	(h)
44	Series 2004-4, Class APO, PO, 05/25/34	37

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,774	Series 2004-5, Class 15IO, IO, VAR, 0.223%, 06/25/19	2
18	Series 2004-9, Class 3A1, 6.500%, 09/25/32	19
358	Series 2004-C, Class 2A2, VAR, 3.731%, 04/25/34	357
380	Series 2004-J, Class 3A1, VAR, 3.659%, 11/25/34	375
	BCAP LLC Trust,
250	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	256
40	Series 2010-RR7, Class 1A5, VAR, 3.243%, 04/26/35 (e)	40
2,465	Series 2010-RR7, Class 2A1, VAR, 3.144%, 07/26/45 (e)	2,442
45	Series 2010-RR8, Class 3A4, VAR, 3.334%, 05/26/35 (e)	45
73	Series 2010-RR12, Class 2A5, VAR, 3.309%, 01/26/36 (e)	73
46	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	46
225	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	225
212	Series 2012-RR1, Class 5A1, VAR, 3.318%, 07/26/37 (e)	216
112	Series 2012-RR3, Class 2A5, VAR, 2.838%, 05/26/37 (e)	112
1,401	Series 2012-RR10, Class 1A1, VAR, 1.008%, 02/26/37 (e)	1,382
218	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 1.524%, 03/25/35	214
	Bear Stearns ARM Trust,
231	Series 2003-4, Class 3A1, VAR, 3.162%, 07/25/33	232
157	Series 2003-7, Class 3A, VAR, 3.008%, 10/25/33	154
403	Series 2004-1, Class 12A1, VAR, 3.612%, 04/25/34	400
181	Series 2004-2, Class 14A, VAR, 3.712%, 05/25/34	180
702	Series 2005-5, Class A1, VAR, 2.580%, 08/25/35	713
1,086	Series 2006-1, Class A1, VAR, 2.910%, 02/25/36	1,083
495	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	509
64	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/33	58
	Chase Mortgage Finance Trust,
2,194	Series 2007-A1, Class 1A3, VAR, 3.401%, 02/25/37	2,179
188	Series 2007-A1, Class 2A1, VAR, 3.113%, 02/25/37	189
197	Series 2007-A1, Class 7A1, VAR, 3.277%, 02/25/37	198
631	Series 2007-A1, Class 9A1, VAR, 3.284%, 02/25/37	628
503	Series 2007-A2, Class 2A1, VAR, 3.175%, 07/25/37	502
	CHL Mortgage Pass-Through Trust,
228	Series 2004-3, Class A26, 5.500%, 04/25/34	232
38	Series 2004-3, Class PO, PO, 04/25/34	32
679	Series 2004-5, Class 1A4, 5.500%, 06/25/34	701
89	Series 2004-7, Class 2A1, VAR, 3.370%, 06/25/34	88
393	Series 2004-13, Class 1A4, 5.500%, 08/25/34	403
121	Series 2004-HYB1, Class 2A, VAR, 3.220%, 05/20/34	116
591	Series 2004-HYB3, Class 2A, VAR, 3.247%, 06/20/34	568
376	Series 2004-HYB6, Class A3, VAR, 3.126%, 11/20/34	372
34	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	34
196	Series 2005-16, Class A23, 5.500%, 09/25/35	185
1,045	Series 2005-22, Class 2A1, VAR, 3.219%, 11/25/35	898
2,748	Series 2007-4, Class 1A52, IF, IO, 4.409%, 05/25/37	474
58	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/35	51
	Citigroup Global Markets Mortgage Securities VII, Inc.,
381	Series 2003-HYB1, Class A, VAR, 3.240%, 09/25/33	381
2	Series 2003-UP2, Class PO1, PO, 12/25/18	2
	Citigroup Mortgage Loan Trust,
178	Series 2008-AR4, Class 1A1A, VAR, 3.578%, 11/25/38 (e)	178
277	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	281
600	Series 2009-10, Class 1A1, VAR, 2.785%, 09/25/33 (e)	606
367	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	375
226	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	226
717	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58 (e)	707

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Citigroup Mortgage Loan Trust, Inc.,
93		Series 2003-1, Class 2A5, 5.250%, 10/25/33	94
50		Series 2003-1, Class PO3, PO, 09/25/33	46
10		Series 2003-1, Class WA2, 6.500%, 06/25/31	11
8		Series 2003-1, Class WPO2, PO, 06/25/31	8
18		Series 2003-UP3, Class A3, 7.000%, 09/25/33	18
29		Series 2003-UST1, Class A1, 5.500%, 12/25/18	29
6		Series 2003-UST1, Class PO1, PO, 12/25/18	6
1		Series 2003-UST1, Class PO3, PO, 12/25/18	1
189		Series 2004-UST1, Class A3, VAR, 2.967%, 08/25/34	189
177		Series 2004-UST1, Class A6, VAR, 3.034%, 08/25/34	171
201		Series 2005-1, Class 2A1A, VAR, 3.089%, 02/25/35	151
474		Series 2005-2, Class 2A11, 5.500%, 05/25/35	485
585		Series 2005-5, Class 1A2, VAR, 3.990%, 08/25/35	474
1,618		Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (d)	174
		Credit Suisse First Boston Mortgage Securities Corp.,
712		Series 2003-1, Class DB1, VAR, 6.732%, 02/25/33	723
217		Series 2003-21, Class 1A4, 5.250%, 09/25/33	223
763		Series 2003-27, Class 5A3, 5.250%, 11/25/33	773
396		Series 2003-27, Class 5A4, 5.250%, 11/25/33	401
419		Series 2003-29, Class 1A1, 6.500%, 12/25/33	443
290		Series 2003-29, Class 5A1, 7.000%, 12/25/33	309
545		Series 2003-AR15, Class 3A1, VAR, 3.447%, 06/25/33	545
358		Series 2004-4, Class 2A4, 5.500%, 09/25/34	373
162		Series 2004-5, Class 3A1, 5.250%, 08/25/19	163
426		Series 2004-8, Class 1A4, 5.500%, 12/25/34	445
1,049		Series 2004-AR2, Class 2A1, VAR, 3.461%, 03/25/34	1,065
1,235		Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	236
938		Series 2005-9, Class DX, IO, 5.500%, 10/25/35	24
99		Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	100
		CSMC,
2,947		Series 2010-11R, Class A6, VAR, 1.983%, 06/28/47 (e)	2,934
44		Series 2011-16R, Class 7A3, VAR, 3.028%, 12/27/36 (e)	44
22		Series 2011-6R, Class 3A1, VAR, 3.271%, 07/28/36 (e)	22
87		Series 2012-2R, Class 2A1, VAR, 3.308%, 03/27/47 (e)	87
171		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.744%, 02/25/20	172
		FHLMC REMIC,
1		Series 22, Class C, 9.500%, 04/15/20	1
2		Series 23, Class F, 9.600%, 04/15/20	2
1		Series 30, Class D, 9.500%, 02/15/20	1
1		Series 47, Class F, 10.000%, 06/15/20	1
1		Series 77, Class H, 8.500%, 09/15/20	1
–	(h)	Series 81, Class A, 8.125%, 11/15/20	—	(h)
1		Series 84, Class F, 9.200%, 10/15/20	1
1		Series 99, Class Z, 9.500%, 01/15/21	1
–	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
–	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	—	(h)
–	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	—	(h)
–	(h)	Series 204, Class E, HB, IF, 1,691.811%, 05/15/23	1
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
1		Series 1065, Class J, 9.000%, 04/15/21	1
1		Series 1079, Class S, HB, IF, 30.619%, 05/15/21	2
–	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	—	(h)
1		Series 1084, Class F, VAR, 1.944%, 05/15/21	1
–	(h)	Series 1084, Class S, HB, IF, 40.750%, 05/15/21	1
2		Series 1133, Class H, 7.000%, 09/15/21	2
6		Series 1144, Class KB, 8.500%, 09/15/21	6
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,104.543%, 01/15/22	—	(h)

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
12	Series 1343, Class LA, 8.000%, 08/15/22	14
6	Series 1343, Class LB, 7.500%, 08/15/22	7
18	Series 1374, Class Z, 7.000%, 10/15/22	20
5	Series 1395, Class G, 6.000%, 10/15/22	6
47	Series 1401, Class J, 7.000%, 10/15/22	50
79	Series 1466, Class PZ, 7.500%, 02/15/23	87
2	Series 1470, Class F, VAR, 1.591%, 02/15/23	2
2	Series 1505, Class QB, IF, 18.446%, 05/15/23	3
21	Series 1518, Class G, IF, 7.985%, 05/15/23	24
12	Series 1526, Class L, 6.500%, 06/15/23	13
23	Series 1541, Class O, VAR, 1.630%, 07/15/23	23
220	Series 1552, Class IA, IF, 16.748%, 08/15/23	293
6	Series 1570, Class F, VAR, 2.091%, 08/15/23	6
15	Series 1570, Class SA, HB, IF, 24.328%, 08/15/23	21
61	Series 1578, Class K, 6.900%, 09/15/23	67
7	Series 1578, Class V, IO, 7.000%, 09/15/23	1
125	Series 1591, Class PV, 6.250%, 10/15/23	136
15	Series 1602, Class SA, IF, 19.518%, 10/15/23	22
157	Series 1628, Class LZ, 6.500%, 12/15/23	170
159	Series 1638, Class H, 6.500%, 12/15/23	172
103	Series 1644, Class K, 6.750%, 12/15/23	111
190	Series 1658, Class GZ, 7.000%, 01/15/24	209
6	Series 1671, Class QC, IF, 10.000%, 02/15/24	8
89	Series 1677, Class Z, 7.500%, 07/15/23	99
4	Series 1686, Class SH, IF, 17.000%, 02/15/24	6
79	Series 1695, Class EB, 7.000%, 03/15/24	87
10	Series 1699, Class FC, VAR, 1.594%, 03/15/24	10
20	Series 1745, Class D, 7.500%, 08/15/24	23
279	Series 1760, Class ZD, VAR, 1.920%, 02/15/24	279
31	Series 1798, Class F, 5.000%, 05/15/23	33
1	Series 1807, Class G, 9.000%, 10/15/20	2
253	Series 1813, Class I, PO, 11/15/23	241
979	Series 1813, Class J, IF, IO, 5.000%, 11/15/23	88
50	Series 1829, Class ZB, 6.500%, 03/15/26	54
92	Series 1863, Class Z, 6.500%, 07/15/26	102
6	Series 1865, Class D, PO, 02/15/24	6
43	Series 1899, Class ZE, 8.000%, 09/15/26	51
38	Series 1963, Class Z, 7.500%, 01/15/27	44
13	Series 1985, Class PR, IO, 8.000%, 07/15/27	2
17	Series 1987, Class PE, 7.500%, 09/15/27	20
121	Series 2033, Class J, 5.600%, 06/15/23	130
7	Series 2033, Class SN, HB, IF, 28.812%, 03/15/24	3
10	Series 2038, Class PN, IO, 7.000%, 03/15/28	2
91	Series 2040, Class PE, 7.500%, 03/15/28	106
8	Series 2042, Class T, 7.000%, 03/15/28	9
32	Series 2060, Class Z, 6.500%, 05/15/28	36
72	Series 2061, Class DC, IO, 6.500%, 06/15/28	8
6,860	Series 2065, Class PX, IO, 0.750%, 08/17/27	131
191	Series 2075, Class PH, 6.500%, 08/15/28	210
30	Series 2086, Class GB, 6.000%, 09/15/28	34
15	Series 2089, Class PJ, IO, 7.000%, 10/15/28	2
130	Series 2110, Class PG, 6.000%, 01/15/29	149
177	Series 2111, Class SB, IF, IO, 6.506%, 01/15/29	28
48	Series 2125, Class JZ, 6.000%, 02/15/29	53
111	Series 2130, Class QS, 6.000%, 03/15/29	124
21	Series 2132, Class SB, HB, IF, 25.998%, 03/15/29	35
31	Series 2132, Class ZL, 6.500%, 03/15/29	34

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
4	Series 2141, Class IO, IO, 7.000%, 04/15/29	1
14	Series 2163, Class PC, IO, 7.500%, 06/15/29	2
30	Series 2178, Class PB, 7.000%, 08/15/29	34
47	Series 2201, Class C, 8.000%, 11/15/29	54
4	Series 2204, Class GB, VAR, 8.000%, 12/20/29	4
174	Series 2209, Class TC, 8.000%, 01/15/30	207
94	Series 2210, Class Z, 8.000%, 01/15/30	112
24	Series 2224, Class CB, 8.000%, 03/15/30	29
20	Series 2247, Class Z, 7.500%, 08/15/30	24
182	Series 2254, Class Z, 9.000%, 09/15/30	224
101	Series 2256, Class MC, 7.250%, 09/15/30	119
112	Series 2259, Class ZM, 7.000%, 10/15/30	131
133	Series 2271, Class PC, 7.250%, 12/15/30	155
50	Series 2283, Class K, 6.500%, 12/15/23	54
39	Series 2296, Class PD, 7.000%, 03/15/31	45
610	Series 2303, Class ZD, 7.000%, 04/15/31	714
282	Series 2303, Class ZN, 8.500%, 04/15/29	327
15	Series 2306, Class K, PO, 05/15/24	15
39	Series 2306, Class SE, IF, IO, 8.370%, 05/15/24	7
265	Series 2344, Class ZD, 6.500%, 08/15/31	309
27	Series 2344, Class ZJ, 6.500%, 08/15/31	30
18	Series 2345, Class NE, 6.500%, 08/15/31	20
21	Series 2347, Class VP, 6.500%, 03/15/20	22
97	Series 2359, Class ZB, 8.500%, 06/15/31	114
389	Series 2367, Class ZK, 6.000%, 10/15/31	442
8	Series 2368, Class AS, IF, 18.344%, 10/15/31	10
21	Series 2372, Class F, VAR, 1.494%, 10/15/31	21
21	Series 2383, Class FD, VAR, 1.494%, 11/15/31	21
34	Series 2388, Class UZ, 8.500%, 06/15/31	39
304	Series 2399, Class TH, 6.500%, 01/15/32	337
64	Series 2410, Class OE, 6.375%, 02/15/32	71
66	Series 2410, Class QS, IF, 16.928%, 02/15/32	100
51	Series 2410, Class QX, IF, IO, 7.661%, 02/15/32	13
78	Series 2423, Class MC, 7.000%, 03/15/32	91
97	Series 2423, Class MT, 7.000%, 03/15/32	114
1,026	Series 2431, Class F, VAR, 1.489%, 03/15/32	1,031
150	Series 2433, Class SA, IF, 18.358%, 02/15/32	197
107	Series 2434, Class TC, 7.000%, 04/15/32	123
165	Series 2436, Class MC, 7.000%, 04/15/32	189
59	Series 2444, Class ES, IF, IO, 6.961%, 03/15/32	14
70	Series 2450, Class GZ, 7.000%, 05/15/32	83
67	Series 2450, Class SW, IF, IO, 7.011%, 03/15/32	15
112	Series 2462, Class NB, 6.500%, 06/15/22	119
231	Series 2464, Class FE, VAR, 1.989%, 03/15/32	238
18	Series 2470, Class SL, IF, 9.000%, 01/15/27	19
712	Series 2494, Class SX, IF, IO, 6.011%, 02/15/32	118
227	Series 2513, Class ZC, 5.500%, 10/15/32	255
145	Series 2517, Class Z, 5.500%, 10/15/32	155
57	Series 2535, Class BK, 5.500%, 12/15/22	61
11	Series 2549, Class ZG, 5.000%, 01/15/18	12
1,285	Series 2552, Class FP, VAR, 1.989%, 01/15/33	1,316
837	Series 2557, Class HL, 5.300%, 01/15/33	924
38	Series 2571, Class SK, HB, IF, 30.211%, 09/15/23	59
238	Series 2586, Class WI, IO, 6.500%, 03/15/33	45
52	Series 2611, Class SQ, IF, 11.011%, 05/15/33	63
30	Series 2611, Class UH, 4.500%, 05/15/18	30

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
40	Series 2626, Class NS, IF, IO, 5.561%, 06/15/23	1
40	Series 2631, Class SA, IF, 13.027%, 06/15/33	53
41	Series 2637, Class SA, IF, IO, 5.106%, 06/15/18	1
129	Series 2641, Class WI, IO, 5.000%, 01/15/33	3
32	Series 2650, Class PO, PO, 12/15/32	32
127	Series 2650, Class SO, PO, 12/15/32	126
72	Series 2671, Class S, IF, 12.935%, 09/15/33	93
116	Series 2692, Class SC, IF, 11.308%, 07/15/33	141
43	Series 2694, Class BA, 4.000%, 06/15/31	44
283	Series 2720, Class PC, 5.000%, 12/15/23	305
1,633	Series 2722, Class PF, VAR, 1.594%, 12/15/33	1,643
234	Series 2725, Class SC, IF, 8.568%, 11/15/33	247
16	Series 2744, Class TU, 5.500%, 05/15/32	16
82	Series 2756, Class NA, 5.000%, 02/15/24	88
247	Series 2802, Class ZY, 6.000%, 05/15/34	269
86	Series 2835, Class QO, PO, 12/15/32	77
17	Series 2877, Class KO, PO, 03/15/19	16
312	Series 2934, Class EC, PO, 02/15/20	304
325	Series 2934, Class HI, IO, 5.000%, 02/15/20	16
177	Series 2934, Class KI, IO, 5.000%, 02/15/20	8
38	Series 2945, Class SA, IF, 10.504%, 03/15/20	39
9,079	Series 2949, Class YZ, 5.500%, 03/15/35	10,082
90	Series 2967, Class JI, IO, 5.000%, 04/15/20	5
60	Series 2967, Class S, HB, IF, 28.356%, 04/15/25	84
6	Series 2989, Class PO, PO, 06/15/23	6
114	Series 2990, Class SL, HB, IF, 20.847%, 06/15/34	150
7	Series 2990, Class WP, IF, 14.462%, 06/15/35	9
292	Series 2994, Class FC, VAR, 1.389%, 02/15/33	292
106	Series 3022, Class SX, IF, 14.389%, 08/15/25	127
1,332	Series 3035, Class Z, 5.850%, 09/15/35	1,411
143	Series 3068, Class QB, 4.500%, 06/15/20	144
286	Series 3077, Class TO, PO, 04/15/35	257
217	Series 3117, Class EO, PO, 02/15/36	192
318	Series 3117, Class OG, PO, 02/15/36	289
219	Series 3117, Class OK, PO, 02/15/36	186
54	Series 3122, Class OH, PO, 03/15/36	50
21	Series 3122, Class ZB, 6.000%, 03/15/36	32
34	Series 3134, Class PO, PO, 03/15/36	31
1,288	Series 3137, Class XP, 6.000%, 04/15/36	1,471
140	Series 3138, Class PO, PO, 04/15/36	124
416	Series 3143, Class BC, 5.500%, 02/15/36	462
61	Series 3149, Class SO, PO, 05/15/36	50
319	Series 3151, Class PO, PO, 05/15/36	298
387	Series 3152, Class MO, PO, 03/15/36	343
194	Series 3153, Class EO, PO, 05/15/36	169
234	Series 3171, Class MO, PO, 06/15/36	217
145	Series 3179, Class OA, PO, 07/15/36	131
106	Series 3194, Class SA, IF, IO, 6.106%, 07/15/36	13
260	Series 3200, Class PO, PO, 08/15/36	231
317	Series 3210, Class PO, PO, 05/15/36	304
200	Series 3219, Class DI, IO, 6.000%, 04/15/36	40
226	Series 3232, Class ST, IF, IO, 5.706%, 10/15/36	37
408	Series 3237, Class AO, PO, 11/15/36	368
61	Series 3253, Class PO, PO, 12/15/21	61
191	Series 3260, Class CS, IF, IO, 5.146%, 01/15/37	29
62	Series 3262, Class SG, IF, IO, 5.411%, 01/15/37	7
72	Series 3274, Class JO, PO, 02/15/37	66
124	Series 3274, Class MO, PO, 02/15/37	114
65	Series 3275, Class FL, VAR, 1.429%, 02/15/37	65
1,773	Series 3282, Class YD, 5.500%, 02/15/22	1,876
48	Series 3288, Class GS, IF, 2.240%, 03/15/37	48
440	Series 3290, Class SB, IF, IO, 5.456%, 03/15/37	62
121	Series 3305, Class MB, IF, 3.474%, 07/15/34	128
55	Series 3316, Class JO, PO, 05/15/37	52
2,394	Series 3318, Class BT, IF, 7.000%, 05/15/34	2,610
1,488	Series 3322, Class NS, IF, 7.000%, 05/15/37	1,607

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
80		Series 3371, Class FA, VAR, 1.589%, 09/15/37	80
269		Series 3373, Class TO, PO, 04/15/37	249
270		Series 3385, Class SN, IF, IO, 5.006%, 11/15/37	30
356		Series 3387, Class SA, IF, IO, 5.426%, 11/15/37	50
258		Series 3393, Class JO, PO, 09/15/32	233
521		Series 3404, Class SC, IF, IO, 5.006%, 01/15/38	94
1,950		Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	18
76		Series 3422, Class LI, IO, 5.000%, 02/15/23	2
164		Series 3451, Class SA, IF, IO, 5.056%, 05/15/38	24
259		Series 3461, Class LZ, 6.000%, 06/15/38	292
723		Series 3481, Class SJ, IF, IO, 4.856%, 08/15/38	113
122		Series 3511, Class IO, IO, 5.000%, 12/15/21	6
174		Series 3511, Class SA, IF, IO, 5.006%, 02/15/39	28
538		Series 3531, Class SA, IF, IO, 5.311%, 05/15/39	55
924		Series 3537, Class MI, IO, 5.000%, 06/15/38	142
130		Series 3546, Class A, VAR, 2.761%, 02/15/39	133
164		Series 3549, Class FA, VAR, 2.194%, 07/15/39	168
788		Series 3572, Class JS, IF, IO, 5.806%, 09/15/39	112
300		Series 3604, Class PO, PO, 05/15/36	277
300		Series 3607, Class AO, PO, 04/15/36	264
300		Series 3607, Class BO, PO, 04/15/36	275
717		Series 3607, Class PO, PO, 05/15/37	628
354		Series 3611, Class PO, PO, 07/15/34	312
1,700		Series 3614, Class QB, 4.000%, 12/15/24	1,836
365		Series 3621, Class BO, PO, 01/15/40	326
487		Series 3621, Class PO, PO, 01/15/40	429
461		Series 3623, Class LO, PO, 01/15/40	405
1,343		Series 3632, Class BS, IF, 14.185%, 02/15/40	1,836
5,900		Series 3659, Class VG, 5.000%, 09/15/34	6,454
236		Series 3688, Class CU, VAR, 6.781%, 11/15/21	245
1,299		Series 3688, Class NI, IO, 5.000%, 04/15/32	64
1,788		Series 3704, Class DT, 7.500%, 11/15/36	2,107
1,302		Series 3704, Class ET, 7.500%, 12/15/36	1,572
2,440		Series 3714, Class IP, IO, 5.000%, 08/15/40	383
1,285		Series 3740, Class SC, IF, IO, 5.006%, 10/15/40	180
2,373		Series 3747, Class CY, 4.500%, 10/15/40	2,675
1,500		Series 3747, Class PY, 4.000%, 10/15/40	1,622
3,062		Series 3753, Class PO, PO, 11/15/40	2,631
952		Series 3759, Class HI, IO, 4.000%, 08/15/37	39
520		Series 3760, Class GI, IO, 4.000%, 10/15/37	17
1,655		Series 3770, Class PY, 5.000%, 12/15/40	1,929
386		Series 3789, Class EZ, 4.000%, 11/15/40	389
1,506		Series 3795, Class EI, IO, 5.000%, 10/15/39	221
243		Series 3852, Class QN, IF, 5.500%, 05/15/41	256
466		Series 3852, Class TP, IF, 5.500%, 05/15/41	513
2,698		Series 3860, Class PZ, 5.000%, 05/15/41	3,202
434		Series 3895, Class WA, VAR, 5.697%, 10/15/38	487
1,869		Series 3966, Class BF, VAR, 1.494%, 10/15/40	1,880
3,108		Series 3966, Class NA, 4.000%, 12/15/41	3,330
1,801		Series 3998, Class GF, VAR, 1.439%, 05/15/36	1,808
1,000		Series 4015, Class MY, 3.500%, 03/15/42	1,036
497		Series 4126, Class JB, 2.500%, 11/15/42	473
1,000		Series 4177, Class MQ, 2.500%, 03/15/43	931
1,000		Series 4274, Class EM, 4.000%, 11/15/43	1,093
2,652		Series 4280, Class EO, PO, 12/15/43	2,260
2,750		Series 4281, Class OB, PO, 12/15/43	2,280
3,790		Series 4580, Class PT, VAR, 7.088%, 08/15/39	4,316
		FHLMC STRIPS,
–	(h)	Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
3		Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
908		Series 191, Class IO, IO, 8.000%, 01/01/28	215
361		Series 197, Class PO, PO, 04/01/28	329

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
454		Series 233, Class 11, IO, 5.000%, 09/15/35	81
261		Series 233, Class 12, IO, 5.000%, 09/15/35	47
610		Series 233, Class 13, IO, 5.000%, 09/15/35	112
846		Series 239, Class S30, IF, IO, 6.711%, 08/15/36	160
105		Series 243, Class 16, IO, 4.500%, 11/15/20	3
189		Series 243, Class 17, IO, 4.500%, 12/15/20	8
23,050		Series 262, Class 35, 3.500%, 07/15/42	24,026
1,280		Series 299, Class 300, 3.000%, 01/15/43	1,289
2,822		Series 310, Class PO, PO, 09/15/43	2,319
		FHLMC Structured Pass-Through Securities Certificates,
247		Series T-41, Class 3A, VAR, 5.788%, 07/25/32	270
881		Series T-42, Class A5, 7.500%, 02/25/42	1,031
57		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	66
68		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	83
1,487		Series T-54, Class 2A, 6.500%, 02/25/43	1,762
715		Series T-54, Class 3A, 7.000%, 02/25/43	841
1,328		Series T-56, Class A5, 5.231%, 05/25/43	1,507
119		Series T-58, Class APO, PO, 09/25/43	100
117		Series T-59, Class 1AP, PO, 10/25/43	96
1,655		Series T-62, Class 1A1, VAR, 1.891%, 10/25/44	1,675
3,540		Series T-76, Class 2A, VAR, 1.845%, 10/25/37	3,636
		FHLMC, Multifamily Structured Pass-Through Certificates,
2,557		Series K029, Class A2, VAR, 3.320%, 02/25/23	2,704
4,000		Series K037, Class A2, 3.490%, 01/25/24	4,268
545		Series KJ02, Class A2, 2.597%, 09/25/20	557
4,358		Series KJ07, Class A2, 2.312%, 12/25/22	4,324
2,381		Series KJ08, Class A2, 2.356%, 08/25/22	2,402
2,069		Series KJ09, Class A2, 2.838%, 09/25/22	2,134
5,000		Series KPLB, Class A, 2.770%, 05/25/25	5,070
2,000		Series KS01, Class A2, 2.522%, 01/25/23	2,033
		First Horizon Alternative Mortgage Securities Trust,
642		Series 2004-AA4, Class A1, VAR, 3.163%, 10/25/34	632
358		Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	308
5,197		Series 2007-FA4, Class 1A2, IF, IO, 4.659%, 08/25/37	1,051
		First Horizon Mortgage Pass-Through Trust,
156		Series 2004-AR2, Class 2A1, VAR, 3.243%, 05/25/34	154
246		Series 2004-AR7, Class 2A2, VAR, 2.906%, 02/25/35	246
411		Series 2005-AR1, Class 2A2, VAR, 3.173%, 04/25/35	415
		FNMA Grantor Trust,
540		Series 2001-T7, Class A1, 7.500%, 02/25/41	635
23		Series 2001-T10, Class PO, PO, 12/25/41	21
369		Series 2001-T12, Class A2, 7.500%, 08/25/41	437
213		Series 2002-T4, Class A2, 7.000%, 12/25/41	247
535		Series 2002-T4, Class A3, 7.500%, 12/25/41	604
190		Series 2002-T16, Class A2, 7.000%, 07/25/42	223
381		Series 2002-T19, Class A2, 7.000%, 07/25/42	440
434		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	494
312		Series 2004-T3, Class PT1, VAR, 10.004%, 01/25/44	373
		FNMA REMIC,
3		Series 1988-7, Class Z, 9.250%, 04/25/18	3
–	(h)	Series 1988-11, Class D, PO, 05/25/18	—	(h)
11		Series 1988-21, Class G, 9.500%, 08/25/18	11
2		Series 1989-27, Class Y, 6.900%, 06/25/19	2
2		Series 1989-70, Class G, 8.000%, 10/25/19	2
1		Series 1989-78, Class H, 9.400%, 11/25/19	1
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
1		Series 1990-60, Class K, 5.500%, 06/25/20	1

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
10		Series 1990-102, Class J, 6.500%, 08/25/20	11
1		Series 1990-134, Class SC, HB, IF, 20.127%, 11/25/20	1
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
19		Series 1991-44, Class G, 8.500%, 05/25/21	20
–	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	—	(h)
3		Series 1992-101, Class J, 7.500%, 06/25/22	3
65		Series 1993-25, Class J, 7.500%, 03/25/23	72
30		Series 1993-27, Class S, IF, 8.216%, 02/25/23	34
12		Series 1993-31, Class K, 7.500%, 03/25/23	13
126		Series 1993-54, Class Z, 7.000%, 04/25/23	137
7		Series 1993-62, Class SA, IF, 19.154%, 04/25/23	9
7		Series 1993-97, Class FA, VAR, 2.241%, 05/25/23	7
–	(h)	Series 1993-108, Class D, PO, 02/25/23	—	(h)
16		Series 1993-162, Class F, VAR, 1.932%, 08/25/23	17
3		Series 1993-165, Class SD, IF, 13.620%, 09/25/23	3
27		Series 1993-179, Class SB, HB, IF, 27.164%, 10/25/23	39
5		Series 1993-228, Class G, PO, 09/25/23	5
5		Series 1993-230, Class FA, VAR, 1.591%, 12/25/23	5
370		Series 1994-26, Class J, PO, 01/25/24	351
39		Series 1994-37, Class L, 6.500%, 03/25/24	43
14		Series 1995-2, Class Z, 8.500%, 01/25/25	16
87		Series 1996-14, Class SE, IF, IO, 8.330%, 08/25/23	15
3		Series 1996-59, Class J, 6.500%, 08/25/22	4
21		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	1
10		Series 1997-24, Class Z, 8.000%, 04/18/27	11
9		Series 1997-27, Class J, 7.500%, 04/18/27	10
220		Series 1997-46, Class Z, 7.500%, 06/17/27	247
7		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	1
507		Series 1998-30, Class ZA, 6.500%, 05/20/28	565
69		Series 1998-36, Class ZB, 6.000%, 07/18/28	78
53		Series 1998-43, Class SA, IF, IO, 17.540%, 04/25/23	17
25		Series 1999-57, Class Z, 7.500%, 12/25/19	26
58		Series 1999-62, Class PB, 7.500%, 12/18/29	66
165		Series 2000-18, Class EC, PO, 10/25/23	156
9		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	2
426		Series 2001-4, Class ZA, 6.500%, 03/25/31	493
46		Series 2001-7, Class PF, 7.000%, 03/25/31	54
53		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	12
79		Series 2001-36, Class DE, 7.000%, 08/25/31	90
189		Series 2001-38, Class FB, VAR, 1.524%, 08/25/31	189
35		Series 2001-44, Class PD, 7.000%, 09/25/31	40
78		Series 2001-44, Class PU, 7.000%, 09/25/31	91
96		Series 2001-49, Class LZ, 8.500%, 07/25/31	112
385		Series 2001-53, Class FX, VAR, 1.374%, 10/25/31	385
213		Series 2001-61, Class Z, 7.000%, 11/25/31	249
24		Series 2001-72, Class SX, IF, 15.159%, 12/25/31	30
19		Series 2002-1, Class SA, HB, IF, 21.968%, 02/25/32	31
38		Series 2002-1, Class UD, HB, IF, 21.033%, 12/25/23	54
145		Series 2002-7, Class FD, VAR, 1.682%, 04/25/29	148
305		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	18
16		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	21
372		Series 2002-30, Class Z, 6.000%, 05/25/32	424
24		Series 2002-37, Class Z, 6.500%, 06/25/32	27
773		Series 2002-50, Class ZA, 6.000%, 05/25/31	833

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
489		Series 2002-60, Class FA, VAR, 1.774%, 02/25/31	498
489		Series 2002-60, Class FB, VAR, 1.774%, 02/25/31	498
6		Series 2002-62, Class ZE, 5.500%, 11/25/17	6
5		Series 2002-63, Class KC, 5.000%, 10/25/17	5
2		Series 2002-63, Class LB, 5.500%, 10/25/17	2
60		Series 2002-77, Class S, IF, 12.667%, 12/25/32	72
949		Series 2003-2, Class F, VAR, 1.774%, 02/25/33	967
318		Series 2003-7, Class A1, 6.500%, 12/25/42	364
563		Series 2003-14, Class TI, IO, 5.000%, 03/25/33	79
688		Series 2003-22, Class UD, 4.000%, 04/25/33	731
148		Series 2003-26, Class XS, IF, IO, 6.059%, 03/25/23	5
845		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	216
40		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	9
1,066		Series 2003-44, Class IU, IO, 7.000%, 06/25/33	263
22		Series 2003-52, Class SX, HB, IF, 20.005%, 10/25/31	31
393		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	73
27		Series 2003-74, Class SH, IF, 8.387%, 08/25/33	32
–	(h)	Series 2003-80, Class SY, IF, IO, 6.659%, 06/25/23	—	(h)
346		Series 2003-86, Class ZA, 5.500%, 09/25/33	383
62		Series 2003-91, Class SD, IF, 10.849%, 09/25/33	74
2,261		Series 2003-105, Class AZ, 5.500%, 10/25/33	2,539
–	(h)	Series 2003-106, Class PO, PO, 08/25/17	—	(h)
455		Series 2003-116, Class SB, IF, IO, 6.609%, 11/25/33	94
2,383		Series 2003-122, Class ZJ, 6.000%, 12/25/33	2,764
40		Series 2003-130, Class SX, IF, 10.047%, 01/25/34	47
60		Series 2003-131, Class SK, IF, 14.219%, 01/25/34	73
53		Series 2003-132, Class OA, PO, 08/25/33	49
112		Series 2003-132, Class PI, IO, 5.500%, 08/25/33	13
380		Series 2004-4, Class QI, IF, IO, 6.109%, 06/25/33	31
95		Series 2004-4, Class QM, IF, 12.219%, 06/25/33	109
131		Series 2004-10, Class SC, HB, IF, 24.638%, 02/25/34	148
592		Series 2004-17, Class H, 5.500%, 04/25/34	661
218		Series 2004-25, Class SA, IF, 16.801%, 04/25/34	303
777		Series 2004-28, Class PF, VAR, 1.424%, 03/25/34	777
285		Series 2004-36, Class SA, IF, 16.801%, 05/25/34	422
43		Series 2004-36, Class SN, IF, 12.219%, 07/25/33	46
311		Series 2004-46, Class EP, PO, 03/25/34	287
140		Series 2004-46, Class QB, HB, IF, 20.038%, 05/25/34	204
96		Series 2004-46, Class SK, IF, 13.776%, 05/25/34	121
2,931		Series 2004-50, Class VZ, 5.500%, 07/25/34	3,237
38		Series 2004-51, Class SY, IF, 12.259%, 07/25/34	48
235		Series 2004-53, Class NC, 5.500%, 07/25/24	253
127		Series 2004-59, Class BG, PO, 12/25/32	116
2,055		Series 2004-61, Class FH, VAR, 1.782%, 11/25/32	2,097
82		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	96
330		Series 2004-87, Class F, VAR, 1.741%, 01/25/34	337
902		Series 2005-7, Class LO, PO, 02/25/35	818
166		Series 2005-13, Class FL, VAR, 1.391%, 03/25/35	167
139		Series 2005-15, Class MO, PO, 03/25/35	132
15,500		Series 2005-19, Class PB, 5.500%, 03/25/35	18,112
14		Series 2005-52, Class PA, 6.500%, 06/25/35	14
581		Series 2005-56, Class S, IF, IO, 5.719%, 07/25/35	94
186		Series 2005-66, Class SG, IF, 14.816%, 07/25/35	253
666		Series 2005-66, Class SV, IF, IO, 5.726%, 07/25/35	95
252		Series 2005-67, Class HG, 5.500%, 01/25/35	263
570		Series 2005-68, Class PG, 5.500%, 08/25/35	634

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
149	Series 2005-73, Class PS, IF, 14.246%, 08/25/35	196
492	Series 2005-74, Class SK, IF, 17.430%, 05/25/35	653
374	Series 2005-84, Class XM, 5.750%, 10/25/35	416
110	Series 2005-90, Class AO, PO, 10/25/35	104
562	Series 2005-90, Class ES, IF, 14.421%, 10/25/35	715
317	Series 2005-90, Class PO, PO, 09/25/35	300
446	Series 2005-103, Class SC, IF, 9.416%, 07/25/35	528
375	Series 2005-106, Class US, HB, IF, 20.935%, 11/25/35	556
2,861	Series 2006-8, Class WN, IF, IO, 5.709%, 03/25/36	574
780	Series 2006-8, Class WQ, PO, 03/25/36	675
43	Series 2006-15, Class OT, PO, 01/25/36	42
343	Series 2006-16, Class HZ, 5.500%, 03/25/36	366
166	Series 2006-23, Class KO, PO, 04/25/36	151
392	Series 2006-27, Class OH, PO, 04/25/36	357
340	Series 2006-44, Class GO, PO, 06/25/36	310
835	Series 2006-44, Class P, PO, 12/25/33	766
188	Series 2006-50, Class JO, PO, 06/25/36	174
283	Series 2006-50, Class PS, PO, 06/25/36	259
523	Series 2006-53, Class US, IF, IO, 5.589%, 06/25/36	82
1,064	Series 2006-56, Class FT, VAR, 1.774%, 07/25/36	1,164
119	Series 2006-58, Class AP, PO, 07/25/36	110
350	Series 2006-58, Class PO, PO, 07/25/36	322
86	Series 2006-59, Class QO, PO, 01/25/33	85
141	Series 2006-60, Class DO, PO, 04/25/35	138
439	Series 2006-63, Class ZH, 6.500%, 07/25/36	515
137	Series 2006-65, Class QO, PO, 07/25/36	122
245	Series 2006-72, Class GO, PO, 08/25/36	225
123	Series 2006-72, Class HO, PO, 08/25/26	116
162	Series 2006-72, Class TO, PO, 08/25/36	151
1,558	Series 2006-77, Class PC, 6.500%, 08/25/36	1,768
306	Series 2006-78, Class BZ, 6.500%, 08/25/36	344
224	Series 2006-79, Class DO, PO, 08/25/36	204
281	Series 2006-86, Class OB, PO, 09/25/36	261
278	Series 2006-90, Class AO, PO, 09/25/36	255
1,434	Series 2006-94, Class GI, IF, IO, 5.659%, 10/25/26	193
60	Series 2006-94, Class GK, HB, IF, 28.132%, 10/25/26	93
1,622	Series 2006-105, Class ME, 5.500%, 11/25/36	1,871
172	Series 2006-110, Class PO, PO, 11/25/36	154
96	Series 2006-111, Class EO, PO, 11/25/36	87
176	Series 2006-113, Class PO, PO, 07/25/36	171
341	Series 2006-115, Class OK, PO, 12/25/36	295
414	Series 2006-117, Class GS, IF, IO, 5.659%, 12/25/36	60
237	Series 2006-118, Class A2, VAR, 1.042%, 12/25/36	233
98	Series 2006-119, Class PO, PO, 12/25/36	90
605	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	126
384	Series 2006-120, Class PF, VAR, 1.241%, 12/25/36	383
599	Series 2006-126, Class AO, PO, 01/25/37	554
567	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	91
33	Series 2007-1, Class SD, HB, IF, 32.859%, 02/25/37	99
254	Series 2007-7, Class SG, IF, IO, 5.518%, 08/25/36	69
842	Series 2007-14, Class ES, IF, IO, 5.449%, 03/25/37	155
195	Series 2007-14, Class OP, PO, 03/25/37	176
84	Series 2007-15, Class NO, PO, 03/25/22	81
131	Series 2007-16, Class FC, VAR, 1.774%, 03/25/37	134
857	Series 2007-18, Class MZ, 6.000%, 03/25/37	929
138	Series 2007-22, Class SC, IF, IO, 5.098%, 03/25/37	16

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
72	Series 2007-39, Class EF, VAR, 1.274%, 05/25/37	72
1,710	Series 2007-46, Class ZK, 5.500%, 05/25/37	1,774
311	Series 2007-54, Class FA, VAR, 1.424%, 06/25/37	311
946	Series 2007-54, Class WI, IF, IO, 5.109%, 06/25/37	148
619	Series 2007-60, Class AX, IF, IO, 6.126%, 07/25/37	137
347	Series 2007-64, Class FB, VAR, 1.361%, 07/25/37	348
474	Series 2007-65, Class KI, IF, IO, 5.629%, 07/25/37	51
1,715	Series 2007-72, Class EK, IF, IO, 5.376%, 07/25/37	260
887	Series 2007-76, Class ZG, 6.000%, 08/25/37	982
259	Series 2007-78, Class CB, 6.000%, 08/25/37	290
61	Series 2007-79, Class SB, HB, IF, 20.417%, 08/25/37	92
264	Series 2007-88, Class VI, IF, IO, 5.516%, 09/25/37	55
919	Series 2007-91, Class ES, IF, IO, 5.469%, 10/25/37	163
807	Series 2007-100, Class SM, IF, IO, 5.426%, 10/25/37	141
757	Series 2007-101, Class A2, VAR, 1.232%, 06/27/36	742
156	Series 2007-106, Class A7, VAR, 6.182%, 10/25/37	173
1,622	Series 2007-112, Class SA, IF, IO, 5.459%, 12/25/37	314
2,143	Series 2007-116, Class HI, IO, VAR, 1.598%, 01/25/38	120
648	Series 2008-1, Class BI, IF, IO, 4.886%, 02/25/38	107
239	Series 2008-10, Class XI, IF, IO, 5.248%, 03/25/38	29
1,102	Series 2008-12, Class CO, PO, 03/25/38	984
333	Series 2008-16, Class IS, IF, IO, 5.218%, 03/25/38	50
92	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	2
495	Series 2008-20, Class SA, IF, IO, 5.999%, 03/25/38	88
169	Series 2008-27, Class SN, IF, IO, 5.909%, 04/25/38	25
111	Series 2008-32, Class SA, IF, IO, 5.868%, 04/25/38	14
33	Series 2008-44, Class PO, PO, 05/25/38	30
338	Series 2008-47, Class SI, IF, IO, 5.518%, 06/25/23	23
248	Series 2008-53, Class CI, IF, IO, 6.209%, 07/25/38	39
83	Series 2008-76, Class GF, VAR, 1.641%, 09/25/23	83
62	Series 2008-80, Class GP, 6.250%, 09/25/38	69
485	Series 2008-80, Class SA, IF, IO, 4.826%, 09/25/38	65
244	Series 2008-81, Class SB, IF, IO, 4.826%, 09/25/38	34
72	Series 2009-4, Class BD, 4.500%, 02/25/39	76
238	Series 2009-6, Class GS, IF, IO, 5.568%, 02/25/39	47
336	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	18
153	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	4
489	Series 2009-17, Class QS, IF, IO, 5.659%, 03/25/39	78
1,658	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	297
75	Series 2009-47, Class MT, 7.000%, 07/25/39	83
620	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	122
377	Series 2009-62, Class HJ, 6.000%, 05/25/39	415
63	Series 2009-63, Class P, 5.000%, 03/25/37	69
216	Series 2009-69, Class PO, PO, 09/25/39	199
63	Series 2009-79, Class UA, 7.000%, 03/25/38	72
304	Series 2009-84, Class WS, IF, IO, 4.909%, 10/25/39	40
395	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	69
942	Series 2009-86, Class OT, PO, 10/25/37	815
457	Series 2009-92, Class AD, 6.000%, 11/25/39	509
202	Series 2009-99, Class SC, IF, IO, 5.156%, 12/25/39	27
695	Series 2009-99, Class WA, VAR, 6.300%, 12/25/39	793
2,558	Series 2009-103, Class MB, VAR, 3.275%, 12/25/39	2,729
519	Series 2009-112, Class ST, IF, IO, 5.259%, 01/25/40	84
368	Series 2009-113, Class FB, VAR, 1.574%, 01/25/40	369
1,794	Series 2010-1, Class WA, VAR, 6.217%, 02/25/40	2,035
1,334	Series 2010-16, Class WA, VAR, 6.443%, 03/25/40	1,545

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,596		Series 2010-16, Class WB, VAR, 6.226%, 03/25/40	2,979
454		Series 2010-23, Class KS, IF, IO, 6.076%, 02/25/40	57
536		Series 2010-35, Class SB, IF, IO, 5.438%, 04/25/40	82
281		Series 2010-39, Class OT, PO, 10/25/35	257
501		Series 2010-40, Class FJ, VAR, 1.624%, 04/25/40	504
189		Series 2010-42, Class S, IF, IO, 5.409%, 05/25/40	28
834		Series 2010-43, Class FD, VAR, 1.582%, 05/25/40	841
767		Series 2010-49, Class SC, IF, 10.679%, 03/25/40	929
564		Series 2010-61, Class WA, VAR, 5.949%, 06/25/40	641
2,173		Series 2010-68, Class SA, IF, IO, 4.009%, 07/25/40	253
1,085		Series 2010-103, Class ME, 4.000%, 09/25/40	1,142
1,395		Series 2010-103, Class SB, IF, IO, 5.118%, 11/25/49	184
2,000		Series 2010-111, Class AM, 5.500%, 10/25/40	2,267
184		Series 2010-123, Class FL, VAR, 1.412%, 11/25/40	184
2,264		Series 2010-125, Class SA, IF, IO, 3.458%, 11/25/40	196
2,721		Series 2010-130, Class CY, 4.500%, 11/25/40	3,052
3,970		Series 2010-147, Class SA, IF, IO, 5.539%, 01/25/41	829
335		Series 2010-148, Class MA, 4.000%, 02/25/39	343
366		Series 2011-2, Class WA, VAR, 5.820%, 02/25/51	401
1,674		Series 2011-20, Class MW, 5.000%, 03/25/41	1,920
4,431		Series 2011-21, Class CV, 4.500%, 09/25/26	4,592
2,127		Series 2011-30, Class LS, IO, VAR, 1.969%, 04/25/41	128
2,240		Series 2011-39, Class ZA, 6.000%, 11/25/32	2,550
519		Series 2011-43, Class WA, VAR, 5.811%, 05/25/51	585
1,023		Series 2011-47, Class ZA, 5.500%, 07/25/38	1,129
252		Series 2011-56, Class VA, 5.000%, 09/25/40	252
978		Series 2011-58, Class WA, VAR, 5.475%, 07/25/51	1,086
337		Series 2011-75, Class FA, VAR, 1.532%, 08/25/41	341
1,889		Series 2011-118, Class LB, 7.000%, 11/25/41	2,227
3,364		Series 2011-118, Class MT, 7.000%, 11/25/41	3,968
3,242		Series 2011-118, Class NT, 7.000%, 11/25/41	3,753
1,349		Series 2012-21, Class WA, VAR, 5.619%, 03/25/52	1,506
1,616		Series 2012-58, Class FA, VAR, 1.491%, 03/25/39	1,624
2,563		Series 2012-99, Class BY, 2.500%, 09/25/42	2,332
605		Series 2013-2, Class LZ, 3.000%, 02/25/43	589
5,215		Series 2013-4, Class AJ, 3.500%, 02/25/43	5,418
3,009		Series 2013-92, Class PO, PO, 09/25/43	2,485
2,989		Series 2013-101, Class DO, PO, 10/25/43	2,374
5,373		Series 2013-135, Class PO, PO, 01/25/44	4,592
928		Series 2014-44, Class B, 2.500%, 08/25/34	900
1,567		Series 2015-85, Class HD, 3.000%, 11/25/45	1,517
4,048		Series 2015-91, Class AC, VAR, 7.500%, 12/25/36	4,639
20		Series G92-7, Class JQ, 8.500%, 01/25/22	22
1		Series G92-12, Class B, 7.700%, 02/25/22	1
3		Series G92-14, Class Z, 7.000%, 02/25/22	3
–	(h)	Series G92-27, Class SQ, HB, IF, 756.930%, 05/25/22	1
6		Series G92-42, Class Z, 7.000%, 07/25/22	6
3		Series G92-44, Class ZQ, 8.000%, 07/25/22	3
21		Series G92-54, Class ZQ, 7.500%, 09/25/22	23
52		Series G92-61, Class Z, 7.000%, 10/25/22	56
6		Series G92-62, Class B, PO, 10/25/22	5
37		Series G93-1, Class KA, 7.900%, 01/25/23	41
25		Series G93-17, Class SI, IF, 6.000%, 04/25/23	28
218		Series G94-7, Class PJ, 7.500%, 05/17/24	242
45		Series G97-2, Class ZA, 8.500%, 02/17/27	53

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		FNMA REMIC Trust,
738		Series 2001-W3, Class A, VAR, 6.474%, 09/25/41	811
2,470		Series 2002-W10, Class IO, IO, VAR, 0.915%, 08/25/42	64
291		Series 2003-W1, Class 1A1, VAR, 5.555%, 12/25/42	319
186		Series 2003-W1, Class 2A, VAR, 6.137%, 12/25/42	214
43		Series 2003-W4, Class 2A, VAR, 6.161%, 10/25/42	50
1,270		Series 2004-W4, Class A7, 5.500%, 06/25/34	1,377
669		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	767
263		Series 2006-W3, Class 1AF1, VAR, 1.231%, 10/25/46	263
311		Series 2006-W3, Class 2A, 6.000%, 09/25/46	355
457		Series 2007-W2, Class 1A1, VAR, 1.302%, 03/25/37	457
202		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	230
35		Series 2007-W7, Class 1A4, HB, IF, 33.039%, 07/25/37	51
1,915		Series 2009-W1, Class A, 6.000%, 12/25/49	2,184
		FNMA STRIPS,
–	(h)	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
–	(h)	Series 59, Class 2, IO, 9.500%, 07/25/17	—	(h)
136		Series 213, Class 2, IO, 8.000%, 03/25/23	24
185		Series 218, Class 2, IO, 7.500%, 04/25/23	30
5		Series 265, Class 2, 9.000%, 03/25/24	6
10		Series 285, Class 1, PO, 02/25/27	9
363		Series 293, Class 1, PO, 12/25/24	341
184		Series 300, Class 1, PO, 09/25/24	173
245		Series 331, Class 13, IO, 7.000%, 11/25/32	53
68		Series 339, Class 18, IO, 4.500%, 07/25/18	1
68		Series 339, Class 21, IO, 4.500%, 08/25/18	1
36		Series 339, Class 28, IO, 5.500%, 08/25/18	—	(h)
122		Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	22
155		Series 345, Class 24, IO, VAR, 5.000%, 08/25/22	3
273		Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	54
339		Series 356, Class 3, IO, 5.000%, 01/25/35	56
325		Series 356, Class 39, IO, 5.000%, 01/25/20	14
448		Series 365, Class 8, IO, 5.500%, 05/25/36	97
34		Series 368, Class 3, IO, 4.500%, 11/25/20	1
2,665		Series 373, Class 1, PO, 07/25/36	2,400
164		Series 374, Class 5, IO, 5.500%, 08/25/36	37
393		Series 383, Class 32, IO, 6.000%, 01/25/38	82
77		Series 393, Class 6, IO, 5.500%, 04/25/37	14
		FNMA Trust,
316		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	369
266		Series 2003-W8, Class 2A, 7.000%, 10/25/42	313
268		Series 2003-W8, Class 3F1, VAR, 1.424%, 05/25/42	265
392		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	462
365		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	428
713		Series 2005-W3, Class 2AF, VAR, 1.202%, 03/25/45	695
280		Series 2005-W4, Class 1A1, 6.000%, 08/25/45	319
1,854		Series 2005-W4, Class 3A, VAR, 2.790%, 06/25/45	1,976
395		Series 2006-W2, Class 1AF1, VAR, 1.202%, 02/25/46	395
		FREMF Mortgage Trust,
1,143		Series 2013-K28, Class C, VAR, 3.490%, 06/25/46 (e)	1,136
3,099		Series 2014-K39, Class C, VAR, 4.156%, 08/25/47 (e)	3,099
2,125		Series 2014-K40, Class C, VAR, 4.072%, 11/25/47 (e)	2,114
2,510		Series 2015-K44, Class B, VAR, 3.684%, 01/25/48 (e)	2,535
3,075		Series 2015-K45, Class B, VAR, 3.591%, 04/25/48 (e)	3,077
3,000		Series 2015-K46, Class C, VAR, 3.695%, 04/25/48 (e)	2,836
5,545		Series 2015-K48, Class B, VAR, 3.636%, 08/25/48 (e)	5,587
5,000		Series 2015-K48, Class C, VAR, 3.636%, 08/25/48 (e)	4,697
3,000		Series 2015-K49, Class C, VAR, 3.721%, 10/25/48 (e)	2,803
2,100		Series 2015-K50, Class B, VAR, 3.779%, 10/25/48 (e)	2,129

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
6,000	Series 2015-K720, Class B, VAR, 3.389%, 07/25/22 (e)	6,042
1,902	Series 2016-K59, Class B, VAR, 3.575%, 11/25/49 (e)	1,869
3,563	Series 2016-K60, Class B, VAR, 3.658%, 12/25/49 (e)	3,497
5,250	Series 2016-K722, Class B, VAR, 3.835%, 07/25/49 (e)	5,383
	GMACM Mortgage Loan Trust,
260	Series 2003-AR1, Class A4, VAR, 3.625%, 10/19/33	258
854	Series 2003-AR2, Class 2A4, VAR, 3.722%, 12/19/33	847
37	Series 2003-J8, Class A, 5.250%, 12/25/33	37
1,470	Series 2005-AR3, Class 3A4, VAR, 3.594%, 06/19/35	1,437
	GNMA,
405	Series 1994-7, Class PQ, 6.500%, 10/16/24	441
143	Series 1999-4, Class ZB, 6.000%, 02/20/29	159
74	Series 2000-9, Class Z, 8.000%, 06/20/30	87
347	Series 2000-9, Class ZJ, 8.500%, 02/16/30	405
308	Series 2000-21, Class Z, 9.000%, 03/16/30	358
23	Series 2000-36, Class HC, 7.330%, 11/20/30	27
8	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	1
501	Series 2001-21, Class PE, 6.500%, 05/16/31	554
94	Series 2001-31, Class SJ, HB, IF, 24.465%, 02/20/31	158
78	Series 2001-35, Class SA, IF, IO, 7.256%, 08/16/31	23
85	Series 2001-36, Class S, IF, IO, 7.058%, 08/16/31	25
317	Series 2002-4, Class TD, 7.000%, 01/20/32	365
270	Series 2002-24, Class AG, IF, IO, 6.956%, 04/16/32	51
73	Series 2002-24, Class SB, IF, 10.436%, 04/16/32	89
233	Series 2002-24, Class Z, 8.500%, 04/16/32	278
435	Series 2002-31, Class SE, IF, IO, 6.506%, 04/16/30	66
17	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	20
54	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	69
92	Series 2002-45, Class QE, 6.500%, 06/20/32	105
116	Series 2002-47, Class PG, 6.500%, 07/16/32	134
3	Series 2002-70, Class PS, IF, IO, 6.722%, 08/20/32	—	(h)
518	Series 2003-11, Class SK, IF, IO, 6.706%, 02/16/33	87
13	Series 2003-24, Class PO, PO, 03/16/33	12
444	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	86
35	Series 2003-90, Class PO, PO, 10/20/33	31
505	Series 2003-112, Class SA, IF, IO, 5.556%, 12/16/33	94
126	Series 2004-28, Class S, IF, 16.928%, 04/16/34	181
174	Series 2004-46, Class AO, PO, 06/20/34	155
45	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	49
83	Series 2004-73, Class AE, IF, 12.804%, 08/17/34	95
1,647	Series 2004-73, Class JL, IF, IO, 5.556%, 09/16/34	280
553	Series 2004-90, Class SI, IF, IO, 5.122%, 10/20/34	80
109	Series 2005-24, Class ST, IF, 7.500%, 01/17/34	112
246	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	7
99	Series 2005-35, Class FL, VAR, 1.343%, 03/20/32	99
1,764	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	331
207	Series 2005-68, Class DP, IF, 14.037%, 06/17/35	258
1,071	Series 2005-68, Class KI, IF, IO, 5.307%, 09/20/35	176
1,317	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,456
439	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	101
188	Series 2006-16, Class OP, PO, 03/20/36	174
127	Series 2006-22, Class AO, PO, 05/20/36	116
111	Series 2006-34, Class PO, PO, 07/20/36	102
360	Series 2006-38, Class SW, IF, IO, 5.522%, 06/20/36	33
148	Series 2006-59, Class SD, IF, IO, 5.707%, 10/20/36	22
1,046	Series 2007-17, Class JI, IF, IO, 5.816%, 04/16/37	201
144	Series 2007-17, Class JO, PO, 04/16/37	127

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
95	Series 2007-25, Class FN, VAR, 1.294%, 05/16/37	95
541	Series 2007-26, Class SC, IF, IO, 5.207%, 05/20/37	88
26	Series 2007-28, Class BO, PO, 05/20/37	22
539	Series 2007-31, Class AO, PO, 05/16/37	503
31	Series 2007-36, Class HO, PO, 06/16/37	28
620	Series 2007-36, Class SE, IF, IO, 5.476%, 06/16/37	108
759	Series 2007-36, Class SG, IF, IO, 5.477%, 06/20/37	151
548	Series 2007-40, Class SD, IF, IO, 5.757%, 07/20/37	89
541	Series 2007-42, Class SB, IF, IO, 5.757%, 07/20/37	91
217	Series 2007-45, Class QA, IF, IO, 5.662%, 07/20/37	36
364	Series 2007-50, Class AI, IF, IO, 5.797%, 08/20/37	66
73	Series 2007-53, Class SW, IF, 17.227%, 09/20/37	99
563	Series 2007-57, Class PO, PO, 03/20/37	514
149	Series 2007-71, Class SB, IF, IO, 5.707%, 07/20/36	4
1,323	Series 2007-74, Class SL, IF, IO, 5.546%, 11/16/37	194
414	Series 2007-76, Class SA, IF, IO, 5.552%, 11/20/37	71
614	Series 2007-79, Class SY, IF, IO, 5.572%, 12/20/37	106
79	Series 2008-1, Class PO, PO, 01/20/38	68
298	Series 2008-2, Class MS, IF, IO, 6.166%, 01/16/38	63
234	Series 2008-10, Class S, IF, IO, 4.852%, 02/20/38	38
994	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	208
140	Series 2008-20, Class PO, PO, 09/20/37	134
143	Series 2008-29, Class PO, PO, 02/17/33	137
477	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	59
218	Series 2008-33, Class XS, IF, IO, 6.706%, 04/16/38	42
1,002	Series 2008-36, Class AY, 5.000%, 04/16/23	1,025
523	Series 2008-36, Class SH, IF, IO, 5.307%, 04/20/38	78
1,951	Series 2008-40, Class SA, IF, IO, 5.406%, 05/16/38	339
266	Series 2008-55, Class SA, IF, IO, 5.207%, 06/20/38	41
42	Series 2008-60, Class PO, PO, 01/20/38	41
1,592	Series 2008-62, Class SA, IF, IO, 5.172%, 07/20/38	253
102	Series 2008-71, Class SC, IF, IO, 5.022%, 08/20/38	15
406	Series 2008-93, Class AS, IF, IO, 4.722%, 12/20/38	55
1,047	Series 2008-95, Class DS, IF, IO, 6.322%, 12/20/38	201
293	Series 2008-96, Class SL, IF, IO, 5.022%, 12/20/38	39
332	Series 2009-6, Class SA, IF, IO, 5.106%, 02/16/39	45
600	Series 2009-10, Class SA, IF, IO, 4.972%, 02/20/39	78
237	Series 2009-10, Class SL, IF, IO, 5.506%, 03/16/34	5
1,877	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	328
365	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	81
429	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	111
191	Series 2009-24, Class DS, IF, IO, 5.307%, 03/20/39	10
257	Series 2009-25, Class SE, IF, IO, 6.607%, 09/20/38	49
144	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	27
324	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	67
754	Series 2009-42, Class SC, IF, IO, 5.102%, 06/20/39	109
387	Series 2009-43, Class SA, IF, IO, 4.972%, 06/20/39	62
2,413	Series 2009-54, Class JZ, 5.500%, 07/20/39	2,717
698	Series 2009-64, Class SN, IF, IO, 5.106%, 07/16/39	82
143	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	17
545	Series 2009-67, Class SA, IF, IO, 5.056%, 08/16/39	75
1,029	Series 2009-72, Class SM, IF, IO, 5.256%, 08/16/39	167
375	Series 2009-79, Class OK, PO, 11/16/37	344
876	Series 2009-102, Class SM, IF, IO, 5.406%, 06/16/39	60
988	Series 2009-104, Class AB, 7.000%, 08/16/39	1,110
1,108	Series 2009-106, Class AS, IF, IO, 5.406%, 11/16/39	169

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,408	Series 2009-106, Class ST, IF, IO, 5.022%, 02/20/38	232
1,201	Series 2009-121, Class VA, 5.500%, 11/20/20	1,230
115	Series 2010-14, Class AO, PO, 12/20/32	110
205	Series 2010-14, Class BO, PO, 11/20/35	180
1,342	Series 2010-14, Class CO, PO, 08/20/35	1,214
315	Series 2010-14, Class QP, 6.000%, 12/20/39	322
1,626	Series 2010-41, Class WA, VAR, 5.822%, 10/20/33	1,838
795	Series 2010-103, Class WA, VAR, 5.722%, 08/20/34	891
857	Series 2010-129, Class AW, VAR, 6.091%, 04/20/37	956
766	Series 2010-130, Class CP, 7.000%, 10/16/40	892
2,244	Series 2010-157, Class OP, PO, 12/20/40	2,001
2,075	Series 2011-22, Class WA, VAR, 5.935%, 02/20/37	2,303
2,557	Series 2011-97, Class WA, VAR, 6.107%, 11/20/38	2,874
3,445	Series 2011-137, Class WA, VAR, 5.546%, 07/20/40	3,886
2,541	Series 2011-163, Class WA, VAR, 5.859%, 12/20/38	2,887
4,603	Series 2012-24, Class WA, VAR, 5.570%, 07/20/41	5,240
5,164	Series 2012-52, Class WA, VAR, 6.150%, 04/20/38	5,960
1,178	Series 2012-59, Class WA, VAR, 5.574%, 08/20/38	1,346
6,799	Series 2012-138, Class PT, VAR, 3.949%, 11/16/42	7,196
6,834	Series 2012-141, Class WA, VAR, 4.526%, 11/16/41	7,470
6,944	Series 2012-141, Class WB, VAR, 3.962%, 09/16/42	7,370
4,364	Series 2012-141, Class WC, VAR, 3.718%, 01/20/42	4,576
2,123	Series 2012-H24, Class FG, VAR, 1.210%, 04/20/60	2,125
760	Series 2012-H30, Class JA, VAR, 1.260%, 01/20/60	761
479	Series 2012-H30, Class PA, VAR, 1.230%, 11/20/59	479
7,734	Series 2012-H31, Class FD, VAR, 1.120%, 12/20/62	7,681
2,633	Series 2013-26, Class AK, VAR, 4.656%, 09/20/41	2,861
3,303	Series 2013-54, Class WA, VAR, 4.726%, 11/20/42	3,589
1,013	Series 2013-75, Class WA, VAR, 5.213%, 06/20/40	1,112
10,147	Series 2013-H01, Class FA, 1.650%, 01/20/63	10,103
4,592	Series 2013-H01, Class JA, VAR, 1.100%, 01/20/63	4,557
290	Series 2013-H02, Class HF, VAR, 1.080%, 11/20/62	290
704	Series 2013-H03, Class FA, VAR, 1.080%, 08/20/60	704
3,044	Series 2013-H04, Class SA, VAR, 1.200%, 02/20/63	3,027
1,084	Series 2013-H05, Class FB, VAR, 1.180%, 02/20/62	1,084
2,177	Series 2013-H07, Class GA, VAR, 1.250%, 03/20/63	2,172
5,564	Series 2013-H07, Class HA, VAR, 1.190%, 03/20/63	5,538
3,316	Series 2013-H07, Class MA, VAR, 1.330%, 04/20/62	3,325
2,006	Series 2013-H08, Class BF, VAR, 1.383%, 03/20/63	1,995
4,251	Series 2013-H08, Class FC, VAR, 1.230%, 02/20/63	4,237
5,324	Series 2013-H09, Class HA, 1.650%, 04/20/63	5,266
2,599	Series 2014-188, Class W, VAR, 4.658%, 10/20/41	2,814
1,055	Series 2014-H17, Class FC, VAR, 1.280%, 07/20/64	1,053
1,833	Series 2015-91, Class W, VAR, 5.247%, 05/20/40	2,033
701	Series 2015-137, Class WA, VAR, 5.474%, 01/20/38	789
5,795	Series 2015-H26, Class FG, VAR, 1.300%, 10/20/65	5,789
11,297	Series 2015-H29, Class FL, VAR, 1.380%, 11/20/65	11,331
4,581	Series 2015-H32, Class FH, VAR, 1.440%, 12/20/65	4,609
11,678	Series 2016-90, Class LI, IO, 4.000%, 07/20/46	2,129
5,151	Series 2016-H07, Class FA, VAR, 1.580%, 03/20/66	5,206
9,571	Series 2016-H07, Class FQ, VAR, 1.530%, 03/20/66	9,648
2,468	Series 2016-H11, Class FD, VAR, 2.202%, 05/20/66	2,492
8,887	Series 2016-H13, Class FD, VAR, 0.937%, 05/20/66	8,929
6,343	Series 2016-H13, Class FT, VAR, 1.410%, 05/20/66	6,353
8,713	Series 2016-H16, Class FC, VAR, 1.615%, 07/20/66	8,781
5,895	Series 2016-H17, Class FC, VAR, 1.813%, 08/20/66	5,953

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,854		Series 2016-H26, Class FC, VAR, 1.983%, 12/20/66	1,890
7,117		Series 2017-H08, Class XI, IO, VAR, 2.077%, 03/20/67	952
19,045		Series 2017-H11, Class XI, IO, VAR, 2.027%, 05/20/67	2,366
		GSMPS Mortgage Loan Trust,
390		Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	402
181		Series 2004-4, Class 1AF, VAR, 1.424%, 06/25/34 (e)	164
359		Series 2005-RP2, Class 1AF, VAR, 1.341%, 03/25/35 (e)	317
2,184		Series 2005-RP3, Class 1AF, VAR, 1.341%, 09/25/35 (e)	1,902
993		Series 2005-RP3, Class 1AS, IO, VAR, 3.655%, 09/25/35 (e)	108
2,091		Series 2006-RP2, Class 1AS2, IF, IO, 5.095%, 04/25/36 (e)	236
		GSR Mortgage Loan Trust,
103		Series 2003-13, Class 1A1, VAR, 2.867%, 10/25/33	104
32		Series 2003-6F, Class A2, VAR, 1.391%, 09/25/32	31
422		Series 2003-7F, Class 1A4, 5.250%, 06/25/33	435
345		Series 2004-13F, Class 3A3, 6.000%, 11/25/34	353
42		Series 2004-3F, Class 3A8, 13.500%, 02/25/34	49
571		Series 2004-6F, Class 2A4, 5.500%, 05/25/34	587
747		Series 2004-8F, Class 2A3, 6.000%, 09/25/34	770
100		Series 2005-5F, Class 8A3, VAR, 1.491%, 06/25/35	96
1,129		Series 2005-7F, Class 3A9, 6.000%, 09/25/35	1,199
168		Series 2006-1F, Class 1AP, PO, 02/25/36	131
3,127		Series 2006-1F, Class 2A4, 6.000%, 02/25/36	2,748
804		Series 2007-1F, Class 2A4, 5.500%, 01/25/37	798
1,789		Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	1,783
134		Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 1.771%, 04/25/35	120
573		Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	587
502		Impac Secured Assets Trust, Series 2006-2, Class 2A1, VAR, 1.341%, 08/25/36	490
174		IndyMac INDX Mortgage Loan Trust, Series 2006-AR3, Class 2A1A, VAR, 3.234%, 03/25/36	155
		JP Morgan Mortgage Trust,
314		Series 2004-A3, Class 4A1, VAR, 3.211%, 07/25/34	323
180		Series 2004-A4, Class 1A1, VAR, 3.284%, 09/25/34	184
42		Series 2004-S1, Class 1A7, 5.000%, 09/25/34	43
506		Series 2005-A1, Class 3A4, VAR, 3.376%, 02/25/35	517
733		Series 2006-A2, Class 4A1, VAR, 3.178%, 08/25/34	738
579		Series 2006-A2, Class 5A2, VAR, 3.114%, 11/25/33	587
1,047		Series 2006-A2, Class 5A3, VAR, 3.114%, 11/25/33	1,064
247		Series 2006-A3, Class 6A1, VAR, 3.206%, 08/25/34	248
306		Series 2007-A1, Class 5A2, VAR, 3.422%, 07/25/35	311
47		Series 2014-1, Class 1A11, VAR, 4.000%, 01/25/44 (e)	49
–	(h)	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	—	(h)
		Lehman Mortgage Trust,
402		Series 2006-2, Class 1A1, VAR, 5.880%, 04/25/36	361
217		Series 2007-6, Class 1A8, 6.000%, 07/25/37	204
592		Series 2008-2, Class 1A6, 6.000%, 03/25/38	443
		MASTR Adjustable Rate Mortgages Trust,
137		Series 2004-3, Class 4A2, VAR, 3.039%, 04/25/34	128
30		Series 2004-4, Class 2A1, VAR, 2.974%, 05/25/34	28
187		Series 2004-13, Class 2A1, VAR, 3.113%, 04/21/34	193
990		Series 2004-13, Class 3A7, VAR, 3.093%, 11/21/34	1,012
203		Series 2004-15, Class 3A1, VAR, 3.872%, 12/25/34	192
		MASTR Alternative Loan Trust,
255		Series 2003-4, Class 2A1, 6.250%, 06/25/33	266
126		Series 2003-8, Class 3A1, 5.500%, 12/25/33	131
66		Series 2003-8, Class 5A1, 5.000%, 11/25/18	67
89		Series 2003-9, Class 8A1, 6.000%, 01/25/34	92
83		Series 2004-1, Class 30PO, PO, 02/25/34	72

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
314		Series 2004-3, Class 2A1, 6.250%, 04/25/34	327
162		Series 2004-3, Class 30PO, PO, 04/25/34	133
142		Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	31
219		Series 2004-5, Class 30PO, PO, 06/25/34	195
85		Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	16
93		Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	21
848		Series 2004-6, Class 7A1, 6.000%, 07/25/34	837
63		Series 2004-7, Class 30PO, PO, 08/25/34	51
294		Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	60
60		Series 2004-10, Class 1A1, 4.500%, 09/25/19	60
1,575		Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	382
		MASTR Asset Securitization Trust,
3		Series 2003-11, Class 15PO, PO, 12/25/18	3
103		Series 2003-12, Class 6A1, 5.000%, 12/25/33	103
19		Series 2004-1, Class 30PO, PO, 02/25/34	15
25		Series 2004-3, Class PO, PO, 03/25/34	23
18		Series 2004-4, Class 3A1, 4.500%, 04/25/19	18
13		Series 2004-8, Class 1A1, 4.750%, 08/25/19	13
15		Series 2004-8, Class PO, PO, 08/25/19	14
17		Series 2004-9, Class 5A1, 5.250%, 09/25/19	17
176		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	182
1,971		MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 1.374%, 05/25/35 (e)	1,686
222		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	168
		Merrill Lynch Mortgage Investors Trust,
235		Series 2003-A, Class 2A2, VAR, 2.182%, 03/25/28	234
122		Series 2003-A4, Class 2A, VAR, 3.252%, 07/25/33	119
366		Series 2003-A5, Class 2A6, VAR, 3.128%, 08/25/33	369
834		Series 2003-E, Class A1, VAR, 1.611%, 10/25/28	804
1,488		Series 2003-F, Class A1, VAR, 1.622%, 10/25/28	1,459
470		Series 2004-1, Class 2A1, VAR, 3.047%, 12/25/34	472
519		Series 2004-A4, Class A2, VAR, 2.982%, 08/25/34	530
523		Series 2004-D, Class A2, VAR, 2.082%, 09/25/29	504
297		Series 2004-E, Class A2A, VAR, 2.128%, 11/25/29	288
52		Series 2005-A1, Class 3A, VAR, 3.373%, 12/25/34	53
1		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	1
570		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.671%, 04/25/34	601
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 3,605.090%, 04/20/21	—	(h)
		MortgageIT Trust,
323		Series 2005-1, Class 1A1, VAR, 1.622%, 02/25/35	313
147		Series 2005-5, Class A1, VAR, 1.251%, 12/25/35	137
402		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	393
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
82		Series 2003-A1, Class A1, 5.500%, 05/25/33	83
39		Series 2003-A1, Class A2, 6.000%, 05/25/33	39
23		Series 2003-A1, Class A5, 7.000%, 04/25/33	24
1		Series 2003-A1, Class A7, 5.000%, 04/25/18	2
		Prime Mortgage Trust,
19		Series 2004-1, Class 2A3, 5.250%, 08/25/34	19
484		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	507
193		Series 2005-4, Class 2PO, PO, 10/25/35	79
281		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 3.406%, 05/25/35	273
		RALI Trust,
2		Series 2002-QS16, Class A3, IF, 14.552%, 10/25/17	2
9		Series 2003-QS3, Class A2, IF, 14.321%, 02/25/18	9

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
30		Series 2003-QS9, Class A3, IF, IO, 6.559%, 05/25/18	1
45		Series 2003-QS12, Class A2A, IF, IO, 6.609%, 06/25/18	1
20		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	—	(h)
87		Series 2003-QS14, Class A1, 5.000%, 07/25/18	87
66		Series 2003-QS18, Class A1, 5.000%, 09/25/18	66
607		Series 2004-QA4, Class NB3, VAR, 4.433%, 09/25/34	607
177		Series 2004-QA6, Class NB2, VAR, 3.682%, 12/26/34	150
940		Series 2004-QS7, Class A4, 5.500%, 05/25/34	954
1,110		Series 2005-QA6, Class A32, VAR, 4.240%, 05/25/35	909
157		Series 2005-QA10, Class A31, VAR, 4.110%, 09/25/35	134
288		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	249
		RBSSP Resecuritization Trust,
581		Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	614
135		Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	140
391		Series 2009-12, Class 1A1, VAR, 5.778%, 11/25/33 (e)	403
1,084		Series 2012-6, Class 2A1, VAR, 0.938%, 10/26/36 (e)	1,077
		Residential Asset Securitization Trust,
1		Series 2002-A13, Class A4, 5.250%, 12/25/17	1
190		Series 2003-A5, Class A1, 5.500%, 06/25/33	191
10		Series 2003-A14, Class A1, 4.750%, 02/25/19	10
512		Series 2004-IP2, Class 1A1, VAR, 3.238%, 12/25/34	516
3,087		Series 2005-A2, Class A4, IF, IO, 4.026%, 03/25/35	338
1,356		Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	304
484		Series 2006-A4, Class 2A5, 6.000%, 05/25/36	453
305		Series 2006-A6, Class 2A13, 6.000%, 07/25/36	254
		RFMSI Trust,
11		Series 2003-S14, Class A4, PO, 07/25/18	11
31		Series 2003-S16, Class A3, 5.000%, 09/25/18	32
318		Series 2005-SA4, Class 1A1, VAR, 3.165%, 09/25/35	264
–	(h)	RFSC Trust, Series 2002-RM1, Class API, PO, 12/25/17	—	(h)
		Sequoia Mortgage Trust,
584		Series 2003-1, Class 1A, VAR, 1.738%, 04/20/33	554
925		Series 2004-8, Class A1, VAR, 1.678%, 09/20/34	883
928		Series 2004-8, Class A2, VAR, 2.104%, 09/20/34	910
2,185		Series 2004-9, Class A1, VAR, 1.658%, 10/20/34	2,082
732		Series 2004-10, Class A1A, VAR, 1.598%, 11/20/34	691
		Springleaf Mortgage Loan Trust,
833		Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	832
1,493		Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,495
		Structured Asset Mortgage Investments II Trust,
1,066		Series 2004-AR5, Class 1A1, VAR, 1.638%, 10/19/34	1,021
1,626		Series 2005-AR5, Class A3, VAR, 1.228%, 07/19/35	1,582
1,390		Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 2.994%, 12/25/33	1,387
		Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
415		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	423
186		Series 2003-33H, Class 1APO, PO, 10/25/33	166
410		Series 2003-34A, Class 3A3, VAR, 3.938%, 11/25/33	410
950		Series 2004-5H, Class A4, 5.540%, 12/25/33	973
		Thornburg Mortgage Securities Trust,
78		Series 2003-4, Class A1, VAR, 1.622%, 09/25/43	75
76		Series 2004-1, Class II2A, VAR, 2.434%, 03/25/44	74
		Vendee Mortgage Trust,
2,064		Series 1994-1, Class 2ZB, 6.500%, 02/15/24	2,263
342		Series 1996-1, Class 1Z, 6.750%, 02/15/26	386
189		Series 1996-2, Class 1Z, 6.750%, 06/15/26	212
383		Series 1997-1, Class 2Z, 7.500%, 02/15/27	439
270		Series 1998-1, Class 2E, 7.000%, 03/15/28	313

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	WaMu Mortgage Pass-Through Certificates Trust,
5	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	5
451	Series 2003-AR7, Class A7, VAR, 2.677%, 08/25/33	454
393	Series 2003-AR8, Class A, VAR, 2.692%, 08/25/33	400
1,325	Series 2003-AR9, Class 1A6, VAR, 2.791%, 09/25/33	1,341
332	Series 2003-AR9, Class 2A, VAR, 2.846%, 09/25/33	330
891	Series 2003-AR11, Class A6, VAR, 2.843%, 10/25/33	899
390	Series 2003-S1, Class A5, 5.500%, 04/25/33	399
111	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	115
9	Series 2003-S7, Class A1, 4.500%, 08/25/18	9
37	Series 2003-S8, Class A6, 4.500%, 09/25/18	37
956	Series 2003-S9, Class A8, 5.250%, 10/25/33	993
30	Series 2003-S9, Class P, PO, 10/25/33	27
87	Series 2004-AR3, Class A1, VAR, 3.130%, 06/25/34	88
589	Series 2004-AR3, Class A2, VAR, 2.971%, 06/25/34	597
183	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	185
53	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	54
97	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	99
1,466	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,519
102	Series 2006-AR10, Class 2P, VAR, 2.979%, 09/25/36	87
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
104	Series 2005-1, Class 1A1, 5.500%, 03/25/35	105
5,167	Series 2005-2, Class 1A4, IF, IO, 4.059%, 04/25/35	731
645	Series 2005-4, Class CB7, 5.500%, 06/25/35	604
64	Series 2005-4, Class DP, PO, 06/25/20	61
577	Series 2005-6, Class 2A4, 5.500%, 08/25/35	560
6,928	Series 2005-11, Class A4, IF, IO, 3.959%, 01/25/36	954
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
356	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	387
14	Series 2004-RA4, Class 1P, PO, 04/25/19	14
	Wells Fargo Mortgage-Backed Securities Trust,
785	Series 2003-G, Class A1, VAR, 2.896%, 06/25/33	789
151	Series 2003-K, Class 1A1, VAR, 2.902%, 11/25/33	152
41	Series 2003-K, Class 1A2, VAR, 2.902%, 11/25/33	42
94	Series 2004-B, Class A1, VAR, 3.024%, 02/25/34	94
490	Series 2004-EE, Class 2A1, VAR, 3.057%, 12/25/34	495
61	Series 2004-EE, Class 2A2, VAR, 3.057%, 12/25/34	63
318	Series 2004-EE, Class 3A1, VAR, 3.389%, 12/25/34	329
893	Series 2004-I, Class 1A1, VAR, 3.178%, 07/25/34	906
1,619	Series 2004-P, Class 2A1, VAR, 3.000%, 09/25/34	1,671
59	Series 2004-Q, Class 1A3, VAR, 3.005%, 09/25/34	59
1,538	Series 2004-S, Class A1, VAR, 3.051%, 09/25/34	1,567
1,224	Series 2004-U, Class A1, VAR, 3.257%, 10/25/34	1,223
354	Series 2004-V, Class 1A1, VAR, 3.120%, 10/25/34	357
62	Series 2005-9, Class 1APO, PO, 10/25/35	56
360	Series 2005-AR8, Class 2A1, VAR, 3.197%, 06/25/35	368
243	Series 2005-AR16, Class 2A1, VAR, 3.182%, 02/25/34	247
516	Series 2007-7, Class A7, 6.000%, 06/25/37	518
368	Series 2007-11, Class A14, 6.000%, 08/25/37	370

	Total Collateralized Mortgage Obligations (Cost $703,901)	728,671

Commercial Mortgage-Backed Securities — 8.8%
	A10 Securitization LLC,
203	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	202
431	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	433
375	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	374

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
2,100	Series 2015-1, Class C, 4.450%, 04/15/34 (e)	2,065
169	A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	169
3,655	Access PT Funding Trust, Series 2016-1, 7.000%, 02/15/23	3,658
	BAMLL Commercial Mortgage Securities Trust,
1,120	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,145
1,000	Series 2014-520M, Class A, VAR, 4.325%, 08/15/46 (e)	1,078
2,500	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	2,369
5,185	Series 2016-FR14, Class A, VAR, 3.110%, 02/27/48 (e)	4,923
	BAMLL Re-REMIC Trust,
1,500	Series 2014-FRR5, Class A714, PO, 01/27/47 (e)	1,256
4,000	Series 2014-FRR5, Class AK30, PO, 06/27/45 (e)	2,810
3,585	Series 2014-FRR8, Class A, VAR, 2.232%, 11/26/47 (e)	2,806
2,795	Series 2015-FR11, Class A705, VAR, 1.849%, 09/27/44 (e)	2,727
4,500	Series 2015-FR11, Class AK25, VAR, 2.778%, 09/27/45 (e)	4,060
6,365	Series 2016-FR13, Class A, VAR, 1.721%, 08/27/45 (e)	5,321
1,985	Series 2016-FR16, Class A, VAR, 1.008%, 05/27/21 (e)	1,748
	BB-UBS Trust,
4,100	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,233
3,575	Series 2012-SHOW, Class E, VAR, 4.026%, 11/05/36 (e)	3,525
966	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	956
2,110	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AMFL, VAR, 1.680%, 06/11/50 (e)	2,110
1,711	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	1,714
	Commercial Mortgage Trust,
294	Series 2006-GG7, Class AM, VAR, 5.759%, 07/10/38	293
5,128	Series 2012-CR2, Class XA, IO, VAR, 1.844%, 08/15/45	361
1,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	1,640
140,365	Series 2013-CR9, Class XB, IO, VAR, 0.219%, 07/10/45 (e)	1,800
1,247	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	1,270
1,500	Series 2014-CR19, Class A5, 3.796%, 08/10/47	1,591
2,500	Series 2014-TWC, Class A, VAR, 1.840%, 02/13/32 (e)	2,505
1,542	Series 2015-CR24, Class A5, 3.696%, 08/10/48	1,617
1,562	Series 2015-CR25, Class A4, 3.759%, 08/10/48	1,647
1,704	DBWF Mortgage Trust, Series 2015-LCM, Class A1, 2.998%, 06/10/34 (e)	1,725
	FNMA - ACES,
3,112	Series 2010-M1, Class A2, 4.450%, 09/25/19	3,267
9,480	Series 2011-M2, Class A3, 3.764%, 04/25/21	9,987
5,000	Series 2011-M4, Class A2, 3.726%, 06/25/21	5,281
2,500	Series 2014-M3, Class A2, VAR, 3.471%, 01/25/24	2,656
1,640	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	1,707
2,380	Series 2015-M2, Class A3, VAR, 3.148%, 12/25/24	2,473
3,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	3,039
1,230	Series 2015-M7, Class A2, 2.590%, 12/25/24	1,231
7,777	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	7,962
3,091	Series 2015-M13, Class A2, VAR, 2.802%, 06/25/25	3,119
5,000	Series 2016-M2, Class AV2, 2.152%, 01/25/23	4,963
4,500	Series 2016-M6, Class A2, 2.488%, 05/25/26	4,409
10,000	Series 2017-M3, Class A2, VAR, 2.486%, 12/25/26	9,784
2,689	Series 2017-M5, Class A2, 3.303%, 04/25/29	2,760
3,876	FNMA Grantor Trust, Series 2017-T1, Class A, 2.898%, 06/25/27	3,889
7,200	FORT CRE LLC, Series 2016-1A, Class D, VAR, 6.827%, 05/21/36 (e)	7,304
2,596	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	2,634
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	460
2,444	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	2,452

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
2,657	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, VAR, 0.989%, 11/10/39 (e)	—	(h)
	JP Morgan Chase Commercial Mortgage Securities Trust,
14,809	Series 2006-CB15, Class X1, IO, VAR, 0.475%, 06/12/43	19
600	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	594
705	Series 2007-C1, Class A4, 5.716%, 02/15/51	711
	JPMCC Re-REMIC Trust,
6,900	Series 2014-FRR1, Class A707, 4.347%, 01/27/47 (e)	6,814
1,500	Series 2014-FRR1, Class BK10, VAR, 2.793%, 11/27/49 (e)	1,408
3,500	Series 2015-FRR2, Class AK36, VAR, 2.317%, 12/27/46 (e)	2,832
	KGS-Alpha SBA COOF Trust,
12,946	Series 2012-6, Class A, IO, VAR, 0.690%, 05/25/39 (e)	209
3,727	Series 2015-2, Class A, IO, VAR, 2.936%, 07/25/41 (e)	404
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	2,832
9,016	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class XCL, IO, VAR, 0.327%, 02/15/41 (e)	1
584	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	587
1,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	1,047
	Morgan Stanley Capital I Trust,
1,060	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,100
1,246	Series 2012-C4, Class A3, 2.991%, 03/15/45	1,271
	Morgan Stanley Re-REMIC Trust,
1,711	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	1,705
531	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	531
3,410	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	3,167
	PFP Ltd., (Cayman Islands),
460	Series 2015-2, Class A, VAR, 2.442%, 07/14/34 (e)	460
704	Series 2015-2, Class C, VAR, 4.244%, 07/14/34 (e)	703
487	Series 2015-2, Class D, VAR, 4.992%, 07/14/34 (e)	479
2,475	RAIT Trust, Series 2015-FL5, Class B, VAR, 4.889%, 01/15/31 (e)	2,480
2,123	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	2,132
981	Resource Capital Corp. Ltd., (Cayman Islands), Series 2015-CRE4, Class B, VAR, 3.994%, 08/15/32 (e)	971
26	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	26
6,513	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.273%, 05/10/45 (e)	540
3,015	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,107
	UBS-Barclays Commercial Mortgage Trust,
1,300	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,360
11,587	Series 2012-C2, Class XA, IO, VAR, 1.583%, 05/10/63 (e)	637
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	883
	VNDO Mortgage Trust,
2,991	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	3,066
2,500	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,634
6,240	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class XC, IO, VAR, 0.085%, 03/15/45 (e)	—	(h)
	Wells Fargo Commercial Mortgage Trust,
3,000	Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	3,044
1,458	Series 2015-C30, Class A4, 3.664%, 09/15/58	1,530
	WFRBS Commercial Mortgage Trust,
1,250	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,335
1,200	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,253
750	Series 2013-C11, Class D, VAR, 4.347%, 03/15/45 (e)	701

	Total Commercial Mortgage-Backed Securities (Cost $192,760)	196,081

Corporate Bond — 0.1%
	Financials — 0.1%
	Diversified Financial Services — 0.1%
1,625	P FIN II, LLC, VAR, 0.000%, 05/20/22 (Cost $1,625)	1,625

Mortgage-Backed Securities — 42.5%
	FHLMC,
350	ARM, 2.786%, 11/01/36	370

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
123		ARM, 2.838%, 05/01/37	127
97		ARM, 2.855%, 12/01/33	102
63		ARM, 2.931%, 10/01/37	67
275		ARM, 2.936%, 01/01/35 - 05/01/36	291
11		ARM, 2.944%, 01/01/30	12
139		ARM, 3.005%, 08/01/36	146
95		ARM, 3.050%, 09/01/37	101
129		ARM, 3.060%, 09/01/36	136
152		ARM, 3.062%, 11/01/36	161
106		ARM, 3.065%, 10/01/36	110
136		ARM, 3.139%, 11/01/36	144
185		ARM, 3.140%, 11/01/36	194
75		ARM, 3.157%, 07/01/37	79
242		ARM, 3.168%, 10/01/36	253
391		ARM, 3.181%, 03/01/37	408
60		ARM, 3.301%, 03/01/35	63
132		ARM, 3.331%, 03/01/36	139
40		ARM, 3.362%, 02/01/37	43
100		ARM, 3.435%, 12/01/35	105
122		ARM, 3.485%, 04/01/34	128
317		ARM, 3.505%, 10/01/36	338
136		ARM, 3.505%, 02/01/37	144
309		ARM, 3.529%, 06/01/36	330
4		ARM, 3.565%, 10/01/36	4
122		ARM, 3.600%, 05/01/38	129
91		ARM, 3.613%, 12/01/36	97
184		ARM, 3.658%, 04/01/38	197
66		ARM, 3.679%, 02/01/37	70
155		ARM, 3.883%, 03/01/36	163
58		ARM, 3.935%, 02/01/37	62
		FHLMC Gold Pools, 15 Year, Single Family,
8		4.500%, 10/01/18	9
261		5.500%, 06/01/17 - 12/01/22	276
72		6.000%, 06/01/17 - 03/01/22	75
45		6.500%, 10/01/17 - 03/01/22	47
–	(h)	7.000%, 07/01/17	—	(h)
		FHLMC Gold Pools, 20 Year, Single Family,
1,491		4.000%, 02/01/32	1,595
832		5.500%, 05/01/27 - 03/01/28	923
214		6.000%, 12/01/22 - 02/01/24	242
354		6.500%, 01/01/28	404
		FHLMC Gold Pools, 30 Year, Single Family,
18,078		3.500%, 12/01/45 - 08/01/46	18,674
114		4.000%, 10/01/33	121
10,258		4.500%, 05/01/41 - 10/01/41	11,087
9,037		5.000%, 11/01/35 - 06/01/44	9,950
1,817		5.500%, 01/01/33 - 03/01/40	2,050
312		6.000%, 11/01/28 - 12/01/33	358
1,741		6.500%, 05/01/24 - 03/01/38	1,998
691		7.000%, 07/01/29 - 10/01/36	799
42		7.500%, 09/01/38	50
17		8.500%, 08/01/30	17
		FHLMC Gold Pools, FHA/VA,
604		7.500%, 01/01/32 - 12/01/36	693
152		10.000%, 10/01/30	163
		FHLMC Gold Pools, Other,
22,607		3.500%, 10/01/32 - 06/01/43	23,538
17,308		4.000%, 09/01/32 - 01/01/46	18,443
3,280		4.500%, 01/01/46	3,579
119		5.500%, 02/01/18 - 11/01/35	122
1,418		6.000%, 02/01/33 - 04/01/36	1,568
2,136		6.500%, 11/01/36 - 10/17/38	2,451
13		10.500%, 07/20/21	13
		FNMA,
7,329		ARM, 1.785%, 12/01/25	7,337
7		ARM, 2.399%, 09/01/27	7
1		ARM, 2.427%, 03/01/19	1
358		ARM, 2.463%, 08/01/34	370
341		ARM, 2.540%, 05/01/35	359
124		ARM, 2.601%, 10/01/34	130
55		ARM, 2.652%, 11/01/33	58
99		ARM, 2.659%, 01/01/36	103
99		ARM, 2.663%, 07/01/33	102
156		ARM, 2.666%, 01/01/33	161
150		ARM, 2.706%, 08/01/34	158
187		ARM, 2.738%, 07/01/33	198
1,236		ARM, 2.780%, 01/01/35	1,284
128		ARM, 2.787%, 09/01/34	135
196		ARM, 2.792%, 11/01/37	205
203		ARM, 2.828%, 10/01/34	215
156		ARM, 2.835%, 05/01/34	163
241		ARM, 2.836%, 04/01/35	254
102		ARM, 2.840%, 02/01/35	106
347		ARM, 2.845%, 12/01/37	367
112		ARM, 2.854%, 06/01/34	117
98		ARM, 2.855%, 09/01/35	102
257		ARM, 2.908%, 10/01/34	272
132		ARM, 2.913%, 02/01/35	139
235		ARM, 2.930%, 10/01/34	246
98		ARM, 2.930%, 04/01/34	103
483		ARM, 2.951%, 04/01/35	508
324		ARM, 2.971%, 07/01/37	346
50		ARM, 2.972%, 05/01/35	53
102		ARM, 2.974%, 06/01/35	107
226		ARM, 2.975%, 09/01/36	235
126		ARM, 2.975%, 10/01/34	131
231		ARM, 2.980%, 11/01/33	244

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
176	ARM, 3.020%, 07/01/36	186
166	ARM, 3.044%, 08/01/36	176
204	ARM, 3.067%, 10/01/36	216
316	ARM, 3.074%, 06/01/36	337
141	ARM, 3.100%, 09/01/33	150
90	ARM, 3.105%, 07/01/37	96
134	ARM, 3.159%, 02/01/34	143
71	ARM, 3.236%, 01/01/34	74
75	ARM, 3.325%, 10/01/36	80
164	ARM, 3.348%, 12/01/36	172
77	ARM, 3.387%, 11/01/36	82
25	ARM, 3.410%, 01/01/38	26
79	ARM, 3.418%, 05/01/35	83
64	ARM, 3.435%, 12/01/36	68
1,957	ARM, 3.776%, 03/01/36	2,075
17	ARM, 3.920%, 03/01/29	18
	FNMA, 15 Year, Single Family,
45	4.500%, 03/01/19	47
374	5.000%, 06/01/18 - 08/01/24	394
360	5.500%, 11/01/18 - 11/01/23	371
138	6.000%, 08/01/17 - 08/01/21	143
307	6.500%, 12/01/17 - 02/01/24	330
25	7.000%, 06/01/17 - 08/01/21	25
	FNMA, 20 Year, Single Family,
5,601	3.500%, 12/01/30 - 08/01/32	5,861
3,025	4.000%, 01/01/35	3,254
201	6.000%, 09/01/29	227
507	6.500%, 05/01/22 - 12/01/27	564
8	7.500%, 09/01/21	9
	FNMA, 30 Year, FHA/VA,
45	6.000%, 09/01/33	49
1,995	6.500%, 02/01/29 - 08/01/39	2,279
88	7.000%, 10/01/28 - 02/01/33	99
32	8.000%, 06/01/28	36
7	8.500%, 03/01/30 - 06/01/30	7
62	9.000%, 05/01/18 - 06/01/31	68
3	10.000%, 07/01/19	3
2	10.500%, 11/01/18	2
4	11.000%, 04/01/19	4
	FNMA, 30 Year, Single Family,
11,526	3.000%, 07/01/43 - 08/01/43	11,701
14,978	3.500%, 03/01/43 - 09/01/46	15,501
22,271	4.000%, 08/01/33 - 04/01/46	23,703
579	4.500%, 05/01/29 - 09/01/34	626
742	5.000%, 06/01/33 - 09/01/35	827
2,189	5.500%, 11/01/32 - 05/01/40	2,496
2,397	6.000%, 12/01/28 - 11/01/38	2,757
1,669	6.500%, 11/01/29 - 09/01/38	1,896
5,470	7.000%, 04/01/20 - 02/01/39	6,442
1,750	7.500%, 08/01/36 - 04/01/39	2,152
473	8.000%, 03/01/27 - 10/01/36	561
72	8.500%, 12/01/27 - 02/01/30	79
4	9.500%, 07/01/28	4
2	10.000%, 02/01/24	2
	FNMA, Other,
3,587	ARM, 1.795%, 03/01/22	3,601
74	ARM, 3.000%, 08/01/34	78
454	1.660%, 11/01/17	454
3,985	2.150%, 01/01/23	3,973
1,614	2.240%, 12/01/22	1,626
7,860	2.340%, 12/01/22 - 01/01/23	7,961
4,248	2.370%, 11/01/22	4,276
1,844	2.380%, 11/01/22	1,871
692	2.395%, 01/01/22	701
6,000	2.400%, 12/01/22 - 02/01/23	6,086
3,213	2.420%, 12/01/22	3,267
2,866	2.470%, 09/01/22 - 11/01/22	2,918
4,782	2.510%, 10/01/22 - 06/01/23	4,882
7,455	2.520%, 10/01/22	7,614
11,135	2.530%, 10/01/22 - 12/01/22	11,379
10,972	2.540%, 11/01/28	10,609
2,000	2.550%, 10/01/28	1,940
4,500	2.590%, 11/01/21 - 10/01/28	4,493
8,937	2.600%, 06/01/22 - 09/01/28	8,970
2,600	2.630%, 09/01/21 - 11/01/21	2,651
4,378	2.640%, 04/01/23 - 08/01/28	4,373
10,320	2.650%, 08/01/22 - 03/01/23	10,583
2,000	2.660%, 12/01/22	2,056
12,162	2.670%, 07/01/22 - 12/01/28	12,342
4,020	2.690%, 12/01/28	3,938
10,000	2.710%, 11/01/28	9,838
6,313	2.750%, 03/01/22 - 07/01/22	6,511
7,000	2.760%, 06/01/22	7,228
5,510	2.790%, 06/01/22 - 06/01/27	5,672
1,730	2.810%, 05/01/27	1,749
9,250	2.830%, 07/01/22 - 05/01/27	9,465
1,670	2.840%, 01/01/25	1,713
7,772	2.860%, 05/01/22 - 08/01/22	8,060
1,300	2.870%, 09/01/27	1,318
1,510	2.890%, 01/01/25	1,544
3,924	2.900%, 09/01/22 - 12/01/24	4,059
3,000	2.920%, 05/01/30	2,923
3,645	2.940%, 05/01/22	3,783
6,500	2.950%, 12/01/24 - 11/01/25	6,651
1,997	2.960%, 06/01/30	2,008
4,165	2.970%, 12/01/24 - 06/01/30	4,190
4,911	2.980%, 03/01/22 - 06/01/22	5,110
8,589	2.990%, 02/01/22 - 05/01/31	8,754
8,210	3.000%, 05/01/22 - 08/01/43	8,367
6,053	3.020%, 05/01/22 - 06/01/25	6,294

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
21,018	3.030%, 12/01/21 - 06/01/31	21,527
2,000	3.040%, 12/01/24	2,072
1,842	3.070%, 02/01/27	1,893
4,746	3.080%, 05/01/22 - 06/01/27	4,915
7,110	3.090%, 01/01/22	7,410
4,317	3.100%, 05/01/22 - 09/01/25	4,478
4,000	3.110%, 12/01/24	4,162
11,445	3.120%, 01/01/22 - 06/01/35	11,822
12,909	3.130%, 01/01/22 - 06/01/30	13,177
11,134	3.140%, 02/01/22 - 12/01/26	11,588
6,060	3.170%, 01/01/29	6,182
5,192	3.200%, 02/01/22 - 06/01/30	5,384
2,443	3.230%, 11/01/20	2,541
10,105	3.235%, 10/01/26 - 02/01/32	10,354
4,783	3.240%, 01/01/22	5,008
4,481	3.250%, 02/01/27	4,644
1,891	3.270%, 11/01/20	1,972
9,965	3.280%, 10/01/20 - 11/01/30	10,266
6,879	3.290%, 10/01/20 - 08/01/26	7,173
1,005	3.300%, 07/01/30	1,034
4,448	3.320%, 08/01/30 - 04/01/32	4,580
4,594	3.340%, 04/01/29	4,790
2,970	3.350%, 01/01/29	3,087
3,599	3.360%, 10/01/20	3,760
4,973	3.370%, 11/01/20 - 09/01/30	5,182
1,500	3.380%, 12/01/23	1,588
691	3.382%, 10/01/20	721
4,117	3.390%, 12/01/29 - 09/01/30	4,274
7,728	3.430%, 09/01/20 - 11/01/21	8,103
2,276	3.460%, 04/01/27	2,385
2,448	3.480%, 12/01/20	2,566
8,437	3.490%, 09/01/23 - 01/01/32	8,939
47,036	3.500%, 02/01/33 - 06/01/46	48,785
2,500	3.540%, 10/01/20	2,624
4,067	3.543%, 12/01/20	4,260
2,000	3.550%, 02/01/30	2,112
1,510	3.570%, 11/01/34	1,576
3,711	3.590%, 12/01/20 - 08/01/23	3,963
2,696	3.600%, 09/01/20	2,834
2,400	3.610%, 11/01/34	2,529
1,932	3.630%, 10/01/29	2,052
2,324	3.740%, 07/01/20 - 07/01/23	2,464
5,000	3.765%, 12/01/25	5,412
3,778	3.770%, 08/01/21	4,017
6,200	3.830%, 12/01/21	6,637
1,773	3.840%, 09/01/20	1,872
2,268	3.860%, 07/01/21	2,416
2,942	3.870%, 01/01/21	3,120
4,948	3.890%, 09/01/21	5,288
3,390	3.930%, 07/01/20 - 01/01/21	3,591
4,000	3.940%, 07/01/21	4,283
16,024	3.950%, 07/01/20 - 07/01/21	17,093
2,789	3.960%, 08/01/20	2,955
5,514	3.970%, 06/01/21 - 07/01/21	5,895
2,161	3.990%, 07/01/21	2,312
26,199	4.000%, 11/01/33 - 09/01/42	27,875
3,000	4.020%, 06/01/21	3,218
1,600	4.040%, 10/01/20	1,704
3,105	4.050%, 08/01/21	3,332
7,902	4.060%, 07/01/21	8,481
7,403	4.066%, 07/01/20	7,843
2,177	4.070%, 10/01/21	2,344
10,462	4.080%, 11/01/26	11,428
2,166	4.160%, 03/01/21	2,319
4,255	4.240%, 06/01/21	4,587
2,000	4.250%, 04/01/21	2,156
21,860	4.281%, 01/01/20	22,948
745	4.283%, 01/01/21	796
1,417	4.295%, 06/01/21	1,530
1,414	4.300%, 04/01/21	1,524
7,289	4.310%, 06/01/21	7,873
2,301	4.320%, 06/01/21	2,487
2,603	4.330%, 02/01/21 - 07/01/21	2,809
9,000	4.340%, 06/01/21	9,759
1,895	4.350%, 02/01/21	2,040
2,638	4.381%, 04/01/20	2,800
6,624	4.399%, 02/01/20	7,041
5,800	4.400%, 02/01/20	6,157
5,829	4.480%, 02/01/21 - 06/01/21	6,332
133	4.500%, 08/01/33	137
3,132	4.552%, 08/01/26	3,492
2,750	4.762%, 08/01/26	3,112
3,540	4.970%, 02/01/31	4,013
874	5.000%, 04/01/22 - 01/01/36	962
854	5.500%, 09/01/17 - 04/01/38	930
815	6.000%, 02/01/36 - 11/01/39	890
212	6.500%, 10/01/35 - 06/01/36	233
983	7.000%, 12/01/36 - 10/01/46	1,101
1	10.040%, 06/15/21	1
1	11.000%, 08/20/20	1
	GNMA I, 15 Year, Single Family,
21	6.000%, 06/15/18	21
1	7.500%, 11/15/17	1
	GNMA I, 30 Year, Single Family,
3,847	4.000%, 08/15/46	4,111
51	6.375%, 08/15/26	58
1,421	6.500%, 08/15/22 - 04/15/33	1,612
778	7.000%, 08/15/23 - 03/15/37	879
48	7.500%, 11/15/22 - 01/15/33	49
91	9.500%, 10/15/24	97

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
–	(h)	11.000%, 01/15/21	—	(h)
		GNMA II, 30 Year, Single Family,
3,405		3.750%, 08/20/46	3,586
1,897		4.000%, 03/20/46	2,015
2,581		4.250%, 12/20/44	2,800
401		5.500%, 09/20/39	456
1,838		6.000%, 08/20/39	2,140
1,374		6.500%, 10/20/33 - 01/20/39	1,542
11		7.500%, 02/20/28 - 09/20/28	13
17		8.000%, 06/20/26 - 10/20/27	20
11		8.500%, 03/20/25 - 05/20/25	12
		GNMA II, Other,
2,784		VAR, 4.457%, 05/20/63	2,935
2,031		VAR, 4.464%, 05/20/63	2,139
2,856		VAR, 4.490%, 04/20/63	3,015
1,678		3.750%, 12/20/32	1,756
92		6.000%, 11/20/38	99

		Total Mortgage-Backed Securities (Cost $933,056)	951,932

U.S. Treasury Obligations — 0.1%
		U.S. Treasury Bond,
200		4.375%, 02/15/38	256
200		4.500%, 05/15/38	260
		U.S. Treasury STRIPS,
750		3.159%, 02/15/33 (n)	495
500		3.437%, 08/15/30 (n)	358
800		3.465%, 02/15/30 (n)	581
800		3.534%, 08/15/31 (n)	555
650		6.088%, 11/15/30 (n)	462
500		6.416%, 02/15/29 (n)	374

		Total U.S. Treasury Obligations (Cost $2,969)	3,341

Loan Assignment — 0.2%
		Consumer Discretionary — 0.2%
		Hotels, Restaurants & Leisure — 0.2%
3,754		Lila Mexican Holdings LLC, Tranche B, VAR, 3.989%, 08/11/22 (Cost $3,652)	3,691

SHARES
Short-Term Investment — 0.7%
		Investment Company — 0.7%
16,770		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.970% (b) (l) (Cost $16,776)	16,776

		Total Investments — 99.8% (Cost $2,185,286)	2,236,534
		Other Assets in Excess of Liabilities — 0.2%	3,667

		NET ASSETS — 100.0%	$2,240,201

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2017.
CSMC	—	Credit Suisse Mortgage Trust
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2017.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,745
Aggregate gross unrealized depreciation	(13,497)

Net unrealized appreciation/depreciation	$51,248

Federal income tax cost of investments	$2,185,286

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$–	$141,583	$192,834	$334,417
Collateralized Mortgage Obligations	–	673,989	54,682	728,671
Commercial Mortgage-Backed Securities	–	176,001	20,080	196,081
Corporate Bonds
Financials	–	1,625	–	1,625
Mortgage-Backed Securities	–	951,932	–	951,932
U.S. Treasury Obligations	–	3,341	–	3,341
Loan Assignment
Consumer Discretionary	–	–	3,691	3,691
Short-Term Investment
Investment Company	16,776	–	–	16,776

Total Investments in Securities	$16,776	$1,948,471	$271,287	$2,236,534

There were no transfers between level 1 and level 2 during the period ended May 31, 2017.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities:
Asset-Backed Securities	$197,257	$219	$744	$(51)	$4,279	$(26,104)	$32,620	$(16,130)	$192,834
Collateralized Mortgage Obligations	49,902	160	1,463	(139)	—	(2,020)	7,393	(2,077)	54,682
Commercial Mortgage-Backed Securities	17,843	—	34	(158)	—	—	2,361	—	20,080
Loan Assignment — Consumer Discretionary	—	8	(6)	5	—	(285)	3,969	—	3,691

Total	$265,002	$387	$2,235	$(343)	$4,279	$(28,409)	$46,343	$(18,207)	$271,287

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $2,360,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$131,127	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (3.15%)
			Constant Default Rate	0.00% - 30.00% (2.27%)
			Yield (Discount Rate of Cash Flows)	1.72% - 6.40% (3.82%)

Asset-Backed Securities	131,127

	52,210	Discounted Cash Flow	PSA Prepayment Model	304.00% (304.00%)
			Constant Prepayment Rate	0.00% - 28.08% (3.37%)
			Constant Default Rate	0.00% - 9.74% (1.53%)
			Yield (Discount Rate of Cash Flows)	(12.61)% - 199.00% (5.01%)

Collateralized Mortgage Obligations	52,210

	11,452	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (19.29%)
			Yield (Discount Rate of Cash Flows)	1.51% - 7.51% (5.45%)

Commercial Mortgage-Backed Securities	11,452

Total	$194,789

# The table above does not include level 3 securities that are valued by brokers and pricing services. At May 31, 2017, the value of these securities was approximately $76,498,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 91.3% (t)
	Alabama — 0.9%
	Utility — 0.9%
2,000	The Lower Alabama Gas District, Gas Project, Series A, Rev., 5.000%, 09/01/31	2,374

	Alaska — 0.7%
	Housing — 0.4%
980	Alaska Housing Finance Corp., General Mortgage, Series A, Rev., 3.500%, 06/01/46	1,038

	Other Revenue — 0.3%
970	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	974

	Total Alaska	2,012

	Arizona — 2.1%
	Water & Sewer — 2.1%
2,645	City of Scottsdale, Water & Sewer System, Rev., 5.250%, 07/01/22	3,165
2,150	City of Tucson, Water System, Rev., 5.000%, 07/01/24	2,620

	Total Arizona	5,785

	California — 1.4%
	General Obligation — 0.3%
1,000	Salinas Union High School District, GO, BAN, Zero Coupon, 08/01/20	948

	Housing — 0.1%
200	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	205

	Industrial Development Revenue/Pollution Control Revenue — 0.7%
1,750	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-2, Rev., VAR, AMT, 3.125%, 11/03/25	1,811

	Other Revenue — 0.3%
735	State of California, Department of Veterans Affairs, Series B, Rev., 3.500%, 12/01/45	781

	Total California	3,745

	Colorado — 2.4%
	Certificate of Participation/Lease — 0.2%
625	Pueblo County Judicial Complex Project, COP, AGM, 5.000%, 09/15/21	707

	Education — 0.4%
	Colorado Educational & Cultural Facilities Authority, University Corp. for Atmospheric Research Project,
450	Rev., 4.000%, 09/01/20	485
470	Rev., 5.000%, 09/01/22	550

		1,035

	General Obligation — 0.4%
1,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	1,145

	Hospital — 1.3%
2,415	Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project, Series B, Rev., 5.000%, 09/01/22	2,438
1,000	University of Colorado Hospital Authority, Series C-1, Rev., VAR, 4.000%, 03/01/20	1,061

		3,499

	Housing — 0.1%
	Denver City & County, Single Family Home Mortgage, Metropolitan Mayors Caucus Program,
65	Rev., GNMA COLL, 6.150%, 11/01/34	66
25	Series A, Rev., GNMA/FNMA/FHLMC, 7.300%, 11/01/31	25
115	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	116

		207

	Total Colorado	6,593

	Connecticut — 2.4%
	Education — 1.6%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
760	Series A, Rev., 4.000%, 11/15/19	795
1,560	Series A, Rev., 5.250%, 11/15/23	1,752
1,500	Series A, Rev., 5.250%, 11/15/24	1,683

		4,230

	Housing — 0.8%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
585	Subseries A-1, Rev., 4.000%, 11/15/45	632
500	Subseries A-1, Rev., 4.000%, 11/15/47	546
975	Subseries E-1, Rev., 3.500%, 11/15/46	1,034

		2,212

	Total Connecticut	6,442

	Delaware — 0.2%
	Housing — 0.2%
	Delaware State Housing Authority, Senior Single Family Mortgage,
370	Series A-1, Rev., AMT, 4.900%, 07/01/29	390
205	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.625%, 01/01/23	206

	Total Delaware	596

	District of Columbia — 1.3%
	Water & Sewer — 1.3%
3,000	District of Columbia Water & Sewer Authority Public Utility, Subordinate Lien, Green Bonds, Series A, Rev., 5.000%, 10/01/45	3,454

	Florida — 11.4%
	Certificate of Participation/Lease — 4.0%
4,000	Collier County School Board, Master Lease Program, COP, AGM, 5.250%, 02/15/21	4,565
2,250	South Florida Water Management District, COP, 5.000%, 10/01/32	2,643
3,000	The School Board of Miami-Dade County, Series D, COP, 5.000%, 02/01/27	3,585

		10,793

	Hospital — 0.5%
1,100	Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group, Rev., 5.000%, 12/01/21	1,247

	Housing — 0.7%
305	Broward County Housing Finance Authority, Series B, Rev., AMT, GNMA/FNMA/FHLMC, 4.500%, 04/01/27	305

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
	Florida Housing Finance Corp., Homeowner Mortgage, Special Program,
510	Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	530
525	Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	554
570	Series B, Rev., GNMA COLL, 4.500%, 01/01/29	602

		1,991

	Industrial Development Revenue/Pollution Control Revenue — 1.9%
835	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	961
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	507
1,600	County of Lee, Florida Solid Waste System, Rev., AMT, NATL-RE, 5.000%, 10/01/22	1,836
1,545	Palm Beach County, Solid Waste Authority, Rev., BHAC, 5.500%, 10/01/22	1,709

		5,013

	Other Revenue — 0.9%
2,000	Miami Beach Redevelopment Agency, Historic Convention Village, Series A, Rev., 5.000%, 02/01/27	2,353

	Prerefunded — 0.2%
455	Palm Beach County, Solid Waste Authority, Rev., BHAC, 5.500%, 10/01/19 (p)	502

	Transportation — 0.6%
1,500	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,729

	Utility — 2.6%
5,000	City of Port St. Lucie, Utility Systems, Rev., NATL-RE, 5.250%, 09/01/24	6,047
800	Florida Municipal Power Agency, All Requirements Power Supply Project, Series A, Rev., 5.000%, 10/01/30	958

		7,005

	Total Florida	30,633

	Georgia — 0.9%
	Hospital — 0.4%
860	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, Rev., RAN, 5.000%, 02/15/26	1,031

	Housing — 0.5%
505	Atlanta Urban Residential Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/FHLMC, 5.500%, 03/01/41	525
750	Georgia Housing & Finance Authority, Single Family Mortgage, Series A, Rev., 4.000%, 12/01/47	819

		1,344

	Total Georgia	2,375

	Illinois — 0.6%
	Housing — 0.6%
	City of Aurora, Single Family Mortgage,
177	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.500%, 12/01/39	183
163	Series B, Rev., GNMA/FNMA/FHLMC, 5.450%, 12/01/39	167
20	City of Peoria, City of Moline & City of Freeport, Collateralized Single Family Mortgage, Series A, Rev., GNMA COLL, 7.600%, 04/01/27	20
1,300	Illinois Housing Development Authority, Homeowner Mortgage, Series C, Rev., 3.500%, 08/01/46	1,373

	Total Illinois	1,743

	Indiana — 3.1%
	Hospital — 0.7%
1,670	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., 5.000%, 11/15/34	1,920

	Housing — 0.2%
	Indiana Housing & Community Development Authority, Home First Mortgage,
150	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	158
375	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	396

		554

	Industrial Development Revenue/Pollution Control Revenue — 1.7%
2,000	City of Whiting, Environmental Facilities, BP Products North America, Inc. Project, Rev., VAR, AMT, 5.000%, 11/01/22	2,295
1,880	County of St. Joseph, Economic Development, St. Mary’s College Project, Series A, Rev., 5.000%, 04/01/26	2,245

		4,540

	Water & Sewer — 0.5%
1,250	Indiana State Finance Authority, First Lien Wastewater Utility, CWA Authority Project, Series A, Rev., 5.000%, 10/01/30	1,429

	Total Indiana	8,443

	Iowa — 1.0%
	Education — 0.7%
	Iowa Student Loan Liquidity Corp., Student Loan,
500	Series A, Rev., AMT, 5.000%, 12/01/18	527
1,000	Series A, Rev., AMT, 5.000%, 12/01/25	1,168

		1,695

	Housing — 0.3%
	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
135	Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	141
685	Series A, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/46	739

		880

	Total Iowa	2,575

	Kentucky — 0.4%
	Education — 0.2%
515	Kentucky Higher Education Student Loan Corp., Series A, Rev., AMT, 5.000%, 06/01/20	558

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
500	County of Carroll, Pollution Control, Kentucky Utilities Company Project, Series A, Rev., VAR, 1.050%, 09/01/19	496

	Total Kentucky	1,054

	Louisiana — 0.4%
	Housing — 0.2%
143	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	147
330	Louisiana Housing Finance Agency, Single Family Mortgage, Home Ownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/40	339
115	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.600%, 12/01/28	118

		604

	Other Revenue — 0.2%
	Louisiana Public Facilities Authority, Archdiocese of New Orleans Project,
165	Rev., 5.000%, 07/01/21	184
250	Rev., 5.000%, 07/01/22	284

		468

	Total Louisiana	1,072

	Maine — 0.6%
	Housing — 0.6%
	Maine State Housing Authority,
1,010	Series A, Rev., 4.000%, 11/15/45	1,083
285	Series A-1, Rev., AMT, 4.500%, 11/15/28	301
235	Series B, Rev., 4.000%, 11/15/43	247

	Total Maine	1,631

	Maryland — 0.6%
	Housing — 0.6%
1,500	Montgomery County Housing Opportunities Commission, Series A, Rev., 4.000%, 07/01/48	1,636

	Massachusetts — 9.3%
	Education — 0.8%
1,000	Massachusetts Educational Financing Authority, Education Loan, Rev., AMT, 5.000%, 07/01/21	1,109
820	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	1,093

		2,202

	General Obligation — 1.1%
2,500	Commonwealth of Massachusetts, Series B, GO, AGM, 5.250%, 09/01/21	2,926

	Housing — 0.3%
	Massachusetts Housing Finance Agency, Single Family Housing,
360	Series 169, Rev., 4.000%, 12/01/44	378
475	Series 183, Rev., 3.500%, 12/01/46	501

		879

	Water & Sewer — 7.1%
5,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.250%, 08/01/24	6,273
	Massachusetts Water Resources Authority,
7,925	Series B, Rev., AGM, 5.250%, 08/01/28	10,242
2,000	Series B, Rev., AGM, 5.250%, 08/01/29	2,603

		19,118

	Total Massachusetts	25,125

	Michigan — 1.3%
	Housing — 0.5%
1,250	Michigan State Housing Development Authority, Single-Family Mortgage, Series B, Rev., 3.500%, 06/01/47	1,315

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
570	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project, Series CC, Rev., VAR, 1.450%, 09/01/21	563
1,395	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	1,529

		2,092

	Total Michigan	3,407

	Minnesota — 2.4%
	General Obligation — 0.0% (g)
35	State of Minnesota, Series A, GO, 5.000%, 10/01/21 (p)	40

	Housing — 2.4%
	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program,
390	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/35	412
354	Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 12/01/40	356
16	Series B, Rev., GNMA/FNMA/FHLMC, 5.150%, 12/01/38	16
590	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 09/01/19	591
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
170	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	171
455	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	480
	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program,
460	Series A, Rev., GNMA/FNMA/FHLMC, 4.250%, 07/01/28	478
270	Series D, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/34	281
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.250%, 08/01/24	1,157
1,070	Rev., 5.250%, 08/01/25	1,218
825	Rev., 5.250%, 08/01/26	938
355	Minnesota Housing Finance Agency, Residential Housing Finance, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	368

		6,466

	Total Minnesota	6,506

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Mississippi — 0.5%
	Housing — 0.5%
535	Mississippi Home Corp., Home Ownership Mortgage, Series A, Rev., GNMA COLL, 4.500%, 12/01/31	561
875	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/38	905

	Total Mississippi	1,466

	Missouri — 0.8%
	Housing — 0.8%
1,845	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program, Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.500%, 05/01/41	1,960
265	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/27	281

	Total Missouri	2,241

	New Hampshire — 2.2%
	Education — 2.1%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,398
900	Rev., NATL-RE, 5.500%, 06/01/27	1,157

		5,555

	Housing — 0.1%
245	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 07/01/38	259

	Total New Hampshire	5,814

	New Jersey — 3.4%
	Education — 1.0%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	260
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.000%, 12/01/19	536
1,750	Series 1A, Rev., AMT, 5.000%, 12/01/24	2,017

		2,813

	General Obligation — 0.6%
1,215	Egg Harbor Township Board of Education, GO, AGM, 5.750%, 07/15/24	1,533

	Hospital — 0.8%
	New Jersey Health Care Facilities Financing Authority, University Hospital Issue,
1,000	Series A, Rev., AGM, 5.000%, 07/01/22	1,146
820	Series A, Rev., AGM, 5.000%, 07/01/23	955

		2,101

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc. Project, Series A, Rev., VAR, 2.125%, 12/01/17	502

	Transportation — 0.8%
2,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.500%, 12/15/21	2,209

	Total New Jersey	9,158

	New York — 10.9%
	Housing — 1.4%
	New York Mortgage Agency, Homeowner Mortgage,
1,700	Series 195, Rev., 4.000%, 10/01/46	1,845
1,665	Series 197, Rev., 3.500%, 10/01/44	1,777
320	New York State Mortgage Agency, 39th Series, Rev., 5.000%, 04/01/28	337

		3,959

	Other Revenue — 2.9%
4,000	New York State Dormitory Authority, State Sales Tax, Series B, Rev., 5.000%, 03/15/30	4,853
	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds,
400	Rev., 5.000%, 05/15/22	456
1,660	Rev., 5.000%, 05/15/23	1,927
500	TSASC, Inc., Tobacco Settlement, Series B, Rev., 5.000%, 06/01/20	536

		7,772

	Prerefunded — 0.0% (g)
5	New York State Dormitory Authority, Series A, Rev., 5.250%, 02/15/19 (p)	5

	Special Tax — 0.8%
1,995	New York State Dormitory Authority, Series A, Rev., 5.250%, 02/15/24	2,140

	Transportation — 3.1%
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., 5.000%, 11/15/29	3,523
3,000	Port Authority of New York & New Jersey, Consolidated, 194th Series, Rev., 5.000%, 10/15/30	3,607
1,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series B, Rev., 5.000%, 11/15/29	1,176

		8,306

	Water & Sewer — 2.7%
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	1,198
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects—Second Resolution,
2,500	Series A, Rev., 5.250%, 06/15/27	2,715
3,000	Series B, Rev., 5.000%, 06/15/28	3,444

		7,357

	Total New York	29,539

	North Carolina — 2.5%
	Housing — 0.2%
500	North Carolina Housing Finance Agency, Homeownership, Series A, Rev., AMT, 3.500%, 07/01/39	526

	Other Revenue — 0.5%
1,000	County of Randolph, Limited Obligation, Series B, Rev., 5.000%, 10/01/26	1,228

	Prerefunded — 0.5%
1,355	University of North Carolina, Series A, Rev., 5.250%, 10/01/19 (p)	1,488

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 1.3%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/22	3,620

	Total North Carolina	6,862

	North Dakota — 2.4%
	Housing — 1.6%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
460	Series B, Rev., 5.000%, 07/01/28	486
610	Series D, Rev., 3.500%, 07/01/46	649
1,945	Series D, Rev., 4.000%, 07/01/46	2,102
645	Series D, Rev., 4.500%, 01/01/29	675
495	Series F, Rev., AMT, 4.500%, 01/01/35	518

		4,430

	Utility — 0.8%
2,000	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	2,139

	Total North Dakota	6,569

	Ohio — 2.1%
	General Obligation — 0.7%
1,500	Lakota Local School District, Series A, GO, NATL-RE, 5.250%, 12/01/25	1,878

	Housing — 0.6%
1,485	Ohio Housing Finance Agency Residential Mortgage, Mortgage-Backed Securities Program, Series D, Rev., 4.000%, 03/01/47	1,609
25	Ohio Housing Finance Agency, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	26

		1,635

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
1,615	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series B, Rev., 5.000%, 12/01/29	1,970

	Utility — 0.0% (g)
75	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	77

	Total Ohio	5,560

	Oklahoma — 0.4%
	Housing — 0.4%
530	Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.400%, 10/01/38	544
425	Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA COLL, 4.375%, 09/01/27	439

		983

	Other Revenue — 0.0% (g)
35	IDK Partners III Trust, Mortgage Pass-Through Certificates, Class A, Rev., 5.100%, 08/01/23	36

	Total Oklahoma	1,019

	Oregon — 0.4%
	Housing — 0.4%
1,080	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	1,151

	Pennsylvania — 3.0%
	Housing — 1.6%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
1,645	Series 118A, Rev., AMT, 3.500%, 04/01/40	1,715
1,855	Series 121, Rev., 3.500%, 10/01/46	1,957
575	Series 122, Rev., 4.000%, 10/01/46	621

		4,293

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A, Rev., 2.625%, 11/01/21	1,035

	Other Revenue — 0.8%
2,000	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.000%, 04/15/19	2,134

	Transportation — 0.2%
600	Allegheny County Airport Authority, Pittsburgh International Airport, Series A-1, Rev., AMT, 5.000%, 01/01/26	662

	Total Pennsylvania	8,124

	Rhode Island — 2.5%
	Education — 0.7%
	Rhode Island Student Loan Authority, Student Loan Program,
650	Series A, Rev., AMT, 5.000%, 12/01/18	682
1,000	Series A, Rev., AMT, 5.000%, 12/01/19	1,076

		1,758

	Housing — 0.7%
2,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Series 1-A, Rev., VAR, 1.700%, 10/01/19	2,004

	Transportation — 1.1%
2,600	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	2,941

	Total Rhode Island	6,703

	South Carolina — 0.5%
	Housing — 0.5%
	South Carolina State Housing Finance & Development Authority,
290	Series 1, Rev., GNMA COLL, 5.000%, 01/01/28	306
400	Series A, Rev., 4.000%, 01/01/47	435
550	Series B-2, Rev., AMT, 4.000%, 07/01/43	586

	Total South Carolina	1,327

	South Dakota — 0.9%
	Housing — 0.9%
2,310	South Dakota Housing Development Authority, Homeownership Mortgage, Series D, Rev., 4.000%, 11/01/45	2,507

	Tennessee — 2.0%
	Housing — 0.3%
430	Tennessee Housing Development Agency, Housing Finance Program, Series A-1, Rev., 5.000%, 01/01/27	446
305	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43	320

		766

	Utility — 0.8%
2,000	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/21	2,259

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.9%
2,000	Nashville & Davidson County Metropolitan Government, Water & Sewer, Series A, Rev., AGM, 5.250%, 01/01/21	2,291

	Total Tennessee	5,316

	Texas — 4.1%
	General Obligation — 1.1%
2,000	Socorro Independent School District, Series A, GO, PSF-GTD, 5.000%, 08/15/24	2,451
450	State of Texas, Water Financial Assistance, Series D, GO, 5.000%, 05/15/33	533

		2,984

	Housing — 0.6%
1,055	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 11/01/23	1,056
615	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	654

		1,710

	Industrial Development Revenue/Pollution Control Revenue — 1.2%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
900	Rev., 4.700%, 05/01/18	925
2,000	Rev., 5.000%, 02/01/23	2,166

		3,091

	Transportation — 1.2%
2,800	Dallas Area Rapid Transit, Senior Lien, Series A, Rev., 5.000%, 12/01/32	3,319

	Total Texas	11,104

	Utah — 2.7%
	Housing — 2.2%
1,865	Utah Housing Corp., Single Family Mortgage, Series D, Rev., FHA, 4.000%, 01/01/45	2,004
3,245	Utah State Board of Regents, Student Fee & Housing System, Rev., NATL-RE, 5.250%, 04/01/23	3,902

		5,906

	Other Revenue — 0.5%
970	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/29	1,252

	Total Utah	7,158

	Vermont — 4.3%
	Education — 1.9%
	Vermont Student Assistance Corp., Education Loan,
1,000	Series A, Rev., AMT, 5.000%, 06/15/23	1,128
1,400	Series A, Rev., AMT, 5.000%, 06/15/24	1,589
2,150	Series A, Rev., AMT, 5.000%, 06/15/25	2,443

		5,160

	Housing — 2.4%
750	Vermont Housing Finance Agency, Series A, Rev., AMT, 4.000%, 11/01/47	813
	Vermont Housing Finance Agency, Multiple Purpose,
1,625	Series A, Rev., AMT, 4.000%, 11/01/46	1,702
1,900	Series B, Rev., AMT, 3.750%, 11/01/45	1,974
305	Series B, Rev., AMT, 4.125%, 11/01/42	316
1,615	Series C, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.000%, 11/01/46	1,737

		6,542

	Total Vermont	11,702

	Washington — 1.1%
	General Obligation — 0.9%
2,000	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.000%, 07/01/22	2,367

	Housing — 0.2%
480	Washington Housing Finance Commission, Single-Family Program, Series 2A-R, Rev., AMT, 3.500%, 12/01/46	501

	Total Washington	2,868

	West Virginia — 1.2%
	Other Revenue — 1.2%
2,690	West Virginia Economic Development Authority, Lease, Correctional Juvenile & Public Safety Facilities, Series A, Rev., 5.000%, 06/01/29	3,114

	Total Municipal Bonds (Cost $236,367)	246,503

Weekly Demand Note — 1.5%
	Connecticut — 1.5%
	Housing — 1.5%
3,940	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series C-1, Rev., VRDO, 0.750%, 06/08/17 (Cost $3,940)	3,940

SHARES
Investment Company — 2.0%
391	Nuveen Quality Municipal Income Fund, (Cost $5,430)	5,498

Short-Term Investment — 3.6%
	Investment Company — 3.6%
9,624	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $9,624)	9,624

	Total Investments — 98.4% (Cost $255,361)	265,565
	Other Assets in Excess of Liabilities — 1.6%	4,385

	NET ASSETS — 100.0%	$269,950

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
BRRH	—	Boca Raton Regional Hospital
CHESLA	—	Connecticut Higher Education Supplemental Loan Authority
COLL	—	Collateral
COP	—	Certificate of Participation
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2017.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,619
Aggregate gross unrealized depreciation	(415)

Net unrealized appreciation/depreciation	$10,204

Federal income tax cost of investments	$255,361

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Utility	$—	$2,374	$—	$2,374
Alaska

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Housing	$—	$1,038	$—	$1,038
Other Revenue	—	974	—	974

Total Alaska	—	2,012	—	2,012

Arizona
Water & Sewer	—	5,785	—	5,785
California
General Obligation	—	948	—	948
Housing	—	205	—	205
Industrial Development Revenue/Pollution Control Revenue	—	1,811	—	1,811
Other Revenue	—	781	—	781

Total California	—	3,745	—	3,745

Colorado
Certificate of Participation/Lease	—	707	—	707
Education	—	1,035	—	1,035
General Obligation	—	1,145	—	1,145
Hospital	—	3,499	—	3,499
Housing	—	207	—	207

Total Colorado	—	6,593	—	6,593

Connecticut
Education	—	4,230	—	4,230
Housing	—	2,212	—	2,212

Total Connecticut	—	6,442	—	6,442

Delaware
Housing	—	596	—	596
District of Columbia
Water & Sewer	—	3,454	—	3,454
Florida
Certificate of Participation/Lease	—	10,793	—	10,793
Hospital	—	1,247	—	1,247
Housing	—	1,991	—	1,991
Industrial Development Revenue/Pollution Control Revenue	—	5,013	—	5,013
Other Revenue	—	2,353	—	2,353
Prerefunded	—	502	—	502
Transportation	—	1,729	—	1,729
Utility	—	7,005	—	7,005

Total Florida	—	30,633	—	30,633

Georgia
Hospital	—	1,031	—	1,031
Housing	—	1,344	—	1,344

Total Georgia	—	2,375	—	2,375

Illinois
Housing	—	1,743	—	1,743
Indiana
Hospital	—	1,920	—	1,920
Housing	—	554	—	554

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Industrial Development Revenue/Pollution Control Revenue	$—	$4,540	$—	$4,540
Water & Sewer	—	1,429	—	1,429

Total Indiana	—	8,443	—	8,443

Iowa
Education	—	1,695	—	1,695
Housing	—	880	—	880

Total Iowa	—	2,575	—	2,575

Kentucky
Education	—	558	—	558
Industrial Development Revenue/Pollution Control Revenue	—	496	—	496

Total Kentucky	—	1,054	—	1,054

Louisiana
Housing	—	604	—	604
Other Revenue	—	468	—	468

Total Louisiana	—	1,072	—	1,072

Maine
Housing	—	1,631	—	1,631
Maryland
Housing	—	1,636	—	1,636
Massachusetts
Education	—	2,202	—	2,202
General Obligation	—	2,926	—	2,926
Housing	—	879	—	879
Water & Sewer	—	19,118	—	19,118

Total Massachusetts	—	25,125	—	25,125

Michigan
Housing	—	1,315	—	1,315
Industrial Development Revenue/Pollution Control Revenue	—	2,092	—	2,092

Total Michigan	—	3,407	—	3,407

Minnesota
General Obligation	—	40	—	40
Housing	—	6,466	—	6,466

Total Minnesota	—	6,506	—	6,506

Mississippi
Housing	—	1,466	—	1,466
Missouri
Housing	—	2,241	—	2,241
New Hampshire
Education	—	5,555	—	5,555
Housing	—	259	—	259

Total New Hampshire	—	5,814	—	5,814

New Jersey
Education	—	2,813	—	2,813
General Obligation	—	1,533	—	1,533
Hospital	—	2,101	—	2,101

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Industrial Development Revenue/Pollution Control Revenue	$—	$502	$—	$502
Transportation	—	2,209	—	2,209

Total New Jersey	—	9,158	—	9,158

New York
Housing	—	3,959	—	3,959
Other Revenue	—	7,772	—	7,772
Prerefunded	—	5	—	5
Special Tax	—	2,140	—	2,140
Transportation	—	8,306	—	8,306
Water & Sewer	—	7,357	—	7,357

Total New York	—	29,539	—	29,539

North Carolina
Housing	—	526	—	526
Other Revenue	—	1,228	—	1,228
Prerefunded	—	1,488	—	1,488
Water & Sewer	—	3,620	—	3,620

Total North Carolina	—	6,862	—	6,862

North Dakota
Housing	—	4,430	—	4,430
Utility	—	2,139	—	2,139

Total North Dakota	—	6,569	—	6,569

Ohio
General Obligation	—	1,878	—	1,878
Housing	—	1,635	—	1,635
Industrial Development Revenue/Pollution Control Revenue	—	1,970	—	1,970
Utility	—	77	—	77

Total Ohio	—	5,560	—	5,560

Oklahoma
Housing	—	983	—	983
Other Revenue	—	—	36	36

Total Oklahoma	—	983	36	1,019

Oregon
Housing	—	1,151	—	1,151
Pennsylvania
Housing	—	4,293	—	4,293
Industrial Development Revenue/Pollution Control Revenue	—	1,035	—	1,035
Other Revenue	—	2,134	—	2,134
Transportation	—	662	—	662

Total Pennsylvania	—	8,124	—	8,124

Rhode Island
Education	—	1,758	—	1,758
Housing	—	2,004	—	2,004
Transportation	—	2,941	—	2,941

Total Rhode Island	—	6,703	—	6,703

South Carolina
Housing	—	1,327	—	1,327
South Dakota

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Housing	$—	$2,507	$—	$2,507
Tennessee
Housing	—	766	—	766
Utility	—	2,259	—	2,259
Water & Sewer	—	2,291	—	2,291

Total Tennessee	—	5,316	—	5,316

Texas
General Obligation	—	2,984	—	2,984
Housing	—	1,710	—	1,710
Industrial Development Revenue/Pollution Control Revenue	—	3,091	—	3,091
Transportation	—	3,319	—	3,319

Total Texas	—	11,104	—	11,104

Utah
Housing	—	5,906	—	5,906
Other Revenue	—	1,252	—	1,252

Total Utah	—	7,158	—	7,158

Vermont
Education	—	5,160	—	5,160
Housing	—	6,542	—	6,542

Total Vermont	—	11,702	—	11,702

Washington
General Obligation	—	2,367	—	2,367
Housing	—	501	—	501

Total Washington	—	2,868	—	2,868

West Virginia
Other Revenue	—	3,114	—	3,114

Total Municipal Bonds	—	246,467	36	246,503

Weekly Demand Notes
Connecticut	—	3,940	—	3,940
Investment Company	5,498	—	—	5,498
Short-Term Investment
Investment Company	9,624	—	—	9,624

Total Investments in Securities	$15,122	$250,407	$36	$265,565

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 15.5%
	California — 2.4%
43,000	California Pollution Control Financing Authority, Pacific Gas & Electric Co., Series B, Rev., VRDO, LOC: Canadian Imperial Bank, 0.800%, 06/01/17	43,000

	Nevada — 2.9%
52,325	City of Reno, Sales Tax Revenue, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2008A, Rev., VRDO, LOC: Bank of New York Mellon, 0.940%, 06/01/17	52,325

	New York — 7.8%
30,000	City of New York, Fiscal Year 2017, Series A, Subseries A-6, GO, VRDO, 0.850%, 06/01/17	30,000
20,000	New York City Industrial Development Agency, 123 Washington LLC Project, Series 2007, Rev., VRDO, LOC: Bank of China, 0.880%, 06/01/17	20,000
5,000	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.840%, 06/01/17	5,000
31,300	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.840%, 06/01/17	31,300
35,000	New York State Housing Finance Agency, 605 West 42nd Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.880%, 06/01/17	35,000
9,000	New York State Housing Finance Agency, Manhattan West Residential Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.880%, 06/01/17	9,000
12,130	New York State Mortgage Agency, Homeowner Mortgage, Series 135, Rev., VRDO, AMT, 0.840%, 06/01/17	12,130

		142,430

	Tennessee — 2.0%
6,290	Clarksville Public Building Authority, Rev., VRDO, LOC: Bank of America NA, 0.860%, 06/01/17	6,290
10,000	Clarksville Public Building Authority, Pooled Financing, Rev., VRDO, LOC: Bank of America NA, 0.860%, 06/01/17	10,000
10,940	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Board, Series 2004, Rev., VRDO, LOC: Bank of America NA, 0.860%, 06/01/17	10,940
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
4,000	Series 2004, Rev., VRDO, LOC: Bank of America NA, 0.860%, 06/01/17	4,000
6,000	Series 2006, Rev., VRDO, LOC: Bank of America NA, 0.860%, 06/01/17	6,000

		37,230

	Virginia — 0.4%
7,800	County of King George, IDA, Birchwood Power Partners, Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.780%, 06/01/17	7,800

	Total Daily Demand Notes (Cost $282,785)	282,785

Weekly Demand Notes — 77.2%
	California — 3.7%
6,962	California Housing Finance Agency, Series 2016-XF2308, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.010%, 06/07/17 (e)	6,962
790	California Statewide Communities Development Authority, Rady Children’s Hospital, Series C, Rev., VRDO, LOC: Northern Trust Co., 0.730%, 06/07/17	790
31,470	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments, Series H-2, Rev., VRDO, LOC: Bank of China, 0.850%, 06/07/17	31,470
14,500	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Class A, Rev., VRDO, NATL, LOC: Societe Generale, 0.800%, 06/07/17	14,500
400	San Francisco City & County Airports Commission, San Francisco International Airport, Second, Series 36B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.750%, 06/07/17	400
	Tender Option Bond Trust Receipts/CTFS,
9,025	Series 2016-XF0452, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.840%, 06/07/17 (e)	9,025
2,600	Series 2017-ZM0473, Rev., LIQ: Royal Bank of Canada, 0.830%, 06/07/17 (e)	2,600
1,465	Series 2017-ZM0487, Rev., VRDO, LIQ: Royal Bank of Canada, 0.830%, 06/07/17 (e)	1,465

		67,212

	Colorado — 2.4%
390	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 0.780%, 06/07/17	390
3,000	Colorado Housing & Finance Authority, Multi-Family Housing, Rev., VRDO, LOC: U.S. Bank NA, 0.820%, 06/07/17	3,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Colorado — continued
39,670	Tender Option Bond Trust Receipts/CTFS, Series 2016-ZF0467, Rev., VRDO, LIQ: Royal Bank of Canada, 0.850%, 06/07/17 (e)	39,670

		43,060

	Connecticut — 1.9%
11,695	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series E, Rev., VRDO, 0.800%, 06/07/17	11,695
23,200	Connecticut State Development Authority, Rev., VRDO, LOC: Bank of Montreal, 0.790%, 06/07/17	23,200

		34,895

	Delaware — 1.3%
22,915	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.780%, 06/07/17	22,915

	Florida — 4.9%
17,800	Collier County IDA, Allete, Inc. Project, Series 2006, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.810%, 06/07/17	17,800
15,000	County of Okeechobee, Landfill, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.810%, 06/07/17	15,000
6,590	County of Palm Beach, Florida Schood Board, Class A, COP, VRDO, LIQ: Citibank NA, 0.820%, 06/07/17 (e)	6,590
15,800	County of Palm Beach, Special Purpose Facilities, FlightSafety Project, Rev., VRDO, 0.780%, 06/07/17	15,800
14,715	Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments, Series I, Rev., VRDO, LOC: Citibank NA, 0.820%, 06/07/17	14,715
8,900	Florida State Department of Environmental Protection, Everglades Restoration, Series A, Rev., VRDO, 0.770%, 06/07/17	8,900
11,270	Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC: Bank of America NA, 0.900%, 06/07/17	11,270

		90,075

	Georgia — 1.7%
12,195	Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.780%, 06/07/17	12,195
18,100	Glynn-Brunswick Memorial Hospital Authority, Series 2008B, Rev., VRDO, LOC: TD Bank NA, 0.750%, 06/07/17	18,100

		30,295

	Idaho — 1.4%
25,970	Idaho Housing & Finance Association, Single Family Mortgage, Series A-3, Class I, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.850%, 06/07/17	25,970

	Illinois — 2.2%
12,000	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Bank of Montreal, 0.830%, 06/07/17	12,000
10,700	Illinois Finance Authority, St. Ignatius College Prep. Project, Rev., VRDO, LOC: PNC Bank NA, 0.800%, 06/07/17	10,700
17,125	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America NA, 0.900%, 06/07/17 (e)	17,125

		39,825

	Indiana — 1.5%
6,375	City of Chicago, Gary International Airport Authority, Multi-Modal Special purpose Facility, Rev., VRDO, LOC: BMO Harris Bank NA, 0.830%, 06/07/17	6,375
4,100	Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project, Rev., VRDO, LOC: Bank of America NA, 0.900%, 06/07/17	4,100
15,000	Indiana State Finance Authority, Lease Appropriation, Stadium Project, Series A, Rev., VRDO, 0.800%, 06/07/17	15,000
2,500	Tender Option Bond Trust Receipts/CTFS, Series 2016-ZF0280, Rev., LIQ: TD Bank NA, 0.820%, 06/07/17 (e)	2,500

		27,975

	Iowa — 0.6%
10,910	Iowa Finance Authority, Multi-Family Housing, Series A, Rev., VRDO, AMT, 0.830%, 06/07/17	10,910

	Kansas — 1.6%
7,750	City of Kansas, Multi-Family Housing, The Falls Apartments Project, Rev., VRDO, LOC: U.S. Bank NA, 0.830%, 06/07/17	7,750
20,780	City of Wichita, Airport Facility, FlightSafety International, Inc., Series VIII, Rev., VRDO, 0.780%, 06/07/17	20,780

		28,530

	Kentucky — 0.4%
1,575	Kenton County Airport Board, Special Facilities, FlightSafety International, Inc. Project, Series A, Rev., VRDO, 0.780%, 06/07/17	1,575
5,740	Maysville Industrial Bldg., Green Tokai Co., Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.840%, 06/07/17	5,740

		7,315

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Maine — 2.9%
	Maine State Housing Mortgage Authority,
10,570	Series B2, Rev., VRDO, AMT, 0.820%, 06/07/17	10,570
25,175	Series E-3, Rev., VRDO, AMT, 0.820%, 06/07/17	25,175
17,185	Series G, Rev., VRDO, AMT, 0.850%, 06/07/17	17,185

		52,930

	Maryland — 3.9%
	Maryland Community Development Administration, Department of Housing & Community Development, Residential,
23,865	Series G, Rev., VRDO, AMT, 0.850%, 06/07/17	23,865
33,055	Series J, Rev., VRDO, AMT, 0.800%, 06/07/17	33,055
13,900	Prince Georges County Housing Authority, Multi-Family, Allentowne Apartments Project, Rev., VRDO, FHLMC, LOC: FHLMC, 0.810%, 06/07/17	13,900

		70,820

	Michigan — 3.4%
27,050	Kent Hospital Finance Authority, Spectrum Health System, Series C, Rev., VRDO, LOC: Bank of New York Mellon, 0.760%, 06/07/17	27,050
24,355	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.820%, 06/07/17	24,355
10,000	Rib Floater Trust, Series 2017-012, Rev., VRDO, LIQ: Barclays Bank plc, 0.850%, 06/07/17 (e)	10,000

		61,405

	Minnesota — 0.6%
3,700	Minnesota Housing Finance Agency, Residential Housing Finance, Series S, Rev., VRDO, AMT, 0.810%, 06/07/17	3,700
7,000	Oakdale Multifamily, Housing Cottage Homesteads, Rev., VRDO, FHLMC, LOC: FHLMC, 0.820%, 06/07/17	7,000

		10,700

	Missouri — 1.6%
29,380	Rib Floater Trust, Series 2017-010, Rev., VRDO, LOC: Barclays Bank plc, 0.850%, 06/07/17 (e)	29,380

	Nebraska — 0.5%
10,000	Nebraska Investment Finance Authority, Multi-Family Housing, Series A, Rev., VRDO, LOC: Citibank NA, 0.830%, 06/07/17	10,000

	Nevada — 1.0%
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.820%, 06/07/17	17,850

	New Hampshire — 0.6%
10,750	Tender Option Bond Trust Receipts/CTFS, Series 2015-XF0037, Rev., VRDO, FHA, LIQ: Toronto-Dominion Bank, 0.980%, 06/07/17 (e)	10,750

	New York — 10.3%
14,800	City of New York, Fiscal Year 2008, Series J, Subseries J-8, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.780%, 06/07/17	14,800
13,310	Erie County Industrial Development Agency, Series 2008, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.880%, 06/07/17	13,310
10,000	New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.770%, 06/07/17	10,000
19,000	New York City Industrial Development Agency, Special Facility, Air Express International Corp. Project, Rev., VRDO, LOC: Citibank NA, 0.810%, 06/07/17	19,000
10,000	New York Liberty Development Corp., Series 2015-XF2023, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.830%, 06/07/17 (e)	10,000
9,000	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project, Series C, Subseries C-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.770%, 06/07/17	9,000
21,550	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.830%, 06/07/17	21,550
20,400	New York State Housing Finance Agency, 250 West 93rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.800%, 06/07/17	20,400
9,505	Port Authority of New York & New Jersey, Series 2016-ZF2380, Rev., VRDO, LIQ: Citibank NA, 0.840%, 06/07/17 (e)	9,505
60,900	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., VRDO, LOC: TD Bank NA, 0.740%, 06/07/17	60,900

		188,465

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	North Carolina — 1.3%
5,475	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Industrial Development, Ferguson Supply & Box Mfg. Co. & Fergie-Burgess, LLC Project, Rev., VRDO, LOC: Bank of America NA, 0.950%, 06/07/17	5,475
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 2016-ZM0153, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.810%, 06/07/17 (e)	5,000
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc., Series 2010, Rev., VRDO, LOC: Credit Industrial ET, 0.800%, 06/07/17	9,800
3,925	Union County Industrial Facilities and Pollution Control Financing Authority, Darnel, Inc. Project, Series 2007, Rev., VRDO, LOC: Citibank NA, 0.810%, 06/07/17	3,925

		24,200

	North Dakota — 1.5%
27,055	North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage, Series B, Rev., VRDO, AMT, 0.800%, 06/07/17	27,055

	Oregon — 2.3%
41,265	Port of Portland, Oregon Portland International Airport, Series 18B, Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 0.820%, 06/07/17	41,265

	Pennsylvania — 3.2%
3,900	County of Allegheny, Residential Finance Authority, Single Family Mortgage, Series PP, Rev., VRDO, AMT, GNMA COLL, 1.080%, 06/07/17	3,900
13,455	Delaware Valley Regional Financial Authority, Series SGC-63, Class A, Rev., VRDO, LOC: Societe Generale, 0.810%, 06/07/17 (e)	13,455
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
745	Series 2004-83C, Rev., VRDO, AMT, 0.810%, 06/07/17	745
800	Series 2005-88C, Rev., VRDO, AMT, 0.780%, 06/07/17	800
16,505	Series 2006-93B, Rev., VRDO, AMT, 0.780%, 06/07/17	16,505
17,905	Series 2007-98C, Rev., VRDO, AMT, 0.780%, 06/07/17	17,905
4,840	Series 2007-99C, Rev., VRDO, AMT, 0.780%, 06/07/17	4,840

		58,150

	Rhode Island — 0.1%
2,100	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 0.830%, 06/07/17	2,100

	South Carolina — 0.3%
5,000	Tender Option Bond Trust Receipts/CTFS, Series 2015-XF2204, Rev., VRDO, LIQ: Citibank NA, 0.810%, 06/07/17 (e)	5,000

	Tennessee — 1.9%
9,000	Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank NA, 0.820%, 06/07/17	9,000
10,860	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project, Rev., VRDO, LOC: Citibank NA, 0.830%, 06/07/17	10,860
14,000	Wilson County, Tennessee Sports Authority, Rev., VRDO, LOC: PNC Bank NA, 0.780%, 06/07/17	14,000

		33,860

	Texas — 7.0%
11,795	County of Harris, Series SGC-31, Class A, Rev., VRDO, LOC: Societe Generale, 0.810%, 06/07/17	11,795
7,825	County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.860%, 06/07/17	7,825
12,740	Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes, Rev., VRDO, LOC: Citibank NA, 0.790%, 06/07/17	12,740
10,950	North Texas Tollway Authority, Series 2016-XF2220, Rev., VRDO, LIQ: Citibank NA, 0.810%, 06/07/17 (e)	10,950
4,500	San Jacinto Community College District, Series 2015-XF2010, GO, VRDO, LIQ: Morgan Stanley Bank, 0.810%, 06/07/17 (e)	4,500
21,365	State of Texas, Series C, GO, VRDO, 0.810%, 06/07/17	21,365
8,155	SunAmerica Taxable Trust, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.840%, 06/07/17	8,155

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Texas — continued
36,455	Tender Option Bond Trust Receipts/CTFS, Series 2016-ZF0465, Rev., VRDO, LIQ: Royal Bank of Canada, 0.850%, 06/07/17 (e)	36,455
12,820	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Texas Comptroller of Public Accounts, 0.820%, 06/07/17	12,820

		126,605

	Utah — 5.4%
	Utah Housing Corp., Single Family Mortgage,
3,260	Series A-1, Class I, Rev., VRDO, 0.800%, 06/07/17	3,260
2,675	Series A-2, Rev., VRDO, 0.800%, 06/07/17	2,675
4,605	Series B, Class I, Rev., VRDO, 0.800%, 06/07/17	4,605
5,625	Series C-2, Class I, Rev., VRDO, FHA, 0.800%, 06/07/17	5,625
5,130	Series D-2, Class I, Rev., VRDO, 0.800%, 06/07/17	5,130
77,674	Wells Fargo Stage Trust, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.830%, 06/07/17 (e)	77,674

		98,969

	Virginia — 4.0%
	FHLMC, Multi-Family Housing,
29,690	Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.800%, 06/07/17	29,690
20,910	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.810%, 06/07/17	20,910
21,855	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.810%, 06/07/17	21,855

		72,455

	Washington — 1.5%
10,000	Port Grays Harbor Industrial Development Corp., Murphy Co. Project, Rev., VRDO, LOC: U.S. Bank NA, 0.820%, 06/07/17	10,000
17,750	Port of Seattle, Subordinate Lien, Series 2008, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.830%, 06/07/17	17,750

		27,750

	Wisconsin — 0.1%
1,560	Wisconsin Housing & EDA, Home Ownership, Series 2016-XM0264, Rev., VRDO, LIQ: Citibank NA, 0.840%, 06/07/17 (e)	1,560

	Wyoming — 0.2%
4,100	Wyoming Community Development Authority, Composite Reoffering Housing, Series 6, Rev., VRDO, AMT, 0.880%, 06/07/17	4,100

	Total Weekly Demand Notes (Cost $1,404,346)	1,404,346

SHARES
Variable Rate Demand Preferred Shares — 7.1%
	Nuveen AMT-Free Quality Municipal Income Fund
25,000	Series 3, LIQ: Toronto-Dominion Bank, 0.860%, 06/07/17 # (e)	25,000
40,000	Series 4, LIQ: Barclays Bank plc, 0.900%, 06/07/17 # (e)	40,000
	Nuveen California Quality Municipal Income Fund
10,000	Series 4, LIQ: Royal Bank of Canada, 0.900%, 06/07/17 # (e)	10,000
5,000	Series 6, LIQ: Citibank NA, 0.910%, 06/07/17 # (e)	5,000
	Nuveen Quality Municipal Income Fund
40,000	Series 1, LIQ: Barclays Bank plc, 0.940%, 06/07/17 # (e)	40,000
9,700	Series 3, LIQ: Barclays Bank plc, 0.940%, 06/07/17 # (e)	9,700

	Total Variable Rate Demand Preferred Shares (Cost $129,700)	129,700

	Total Investments — 99.8% (Cost $1,816,831)*	1,816,831
	Other Assets in Excess of Liabilities — 0.2%	3,840

	NET ASSETS — 100.0%	$1,820,671

Percentages indicated are based on net assets.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2017.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature. The interest rate shown is the rate in effect as of May 31, 2017.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,816,831	$—	$1,816,831

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 96.6% (t)
	California — 1.7%
	General Obligation — 1.7%
2,700	Foothill-De Anza Community College District, Series B, GO, NATL-RE, Zero Coupon, 08/01/28	2,005

	Illinois — 1.2%
	Water & Sewer — 1.2%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/20	1,504

	Ohio — 93.7%
	Certificate of Participation/Lease — 1.6%
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue System Project, COP, 5.000%, 09/01/18	1,891

	Education — 10.8%
1,285	Cuyahoga Community College District, General Receipts, Series D, Rev., 5.000%, 08/01/27	1,486
565	Miami University, A State University of Ohio, Rev., 5.000%, 09/01/33	668
	Ohio State University, General Receipts,
85	Series D, Rev., 5.000%, 12/01/26 (p)	107
85	Series D, Rev., 5.000%, 12/01/27 (p)	109
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/28	588
	Ohio State University, General Receipts, Unrefunded Balance,
1,915	Series D, Rev., 5.000%, 12/01/26	2,407
1,915	Series D, Rev., 5.000%, 12/01/27	2,429
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University 2006 Project, Rev., NATL-RE, 5.250%, 12/01/19	1,820
2,000	State of Ohio, Higher Educational Facility, University of Dayton 2013 Project, Rev., 5.000%, 12/01/28	2,332
1,000	Wright State University, General Receipts, Series A, Rev., 5.000%, 05/01/26	1,094

		13,040

	General Obligation — 18.8%
1,240	City of Cleveland, Various Purpose, GO, 5.000%, 12/01/26	1,475
2,470	City of Columbus, Unlimited Tax, Various Purpose, Series B, GO, 5.000%, 12/01/32	2,952
2,500	County of Butler, Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,089
	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement,
1,000	GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,140
3,000	GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,718
1,800	GO, NATL-RE, 5.250%, 12/01/25	2,248
1,000	Franklin & Licking Counties, New Albany Plain Local School District, Various Purpose, GO, 5.000%, 12/01/25	1,128
1,500	State of Ohio, Common Schools, Series B, GO, 5.000%, 09/15/26	1,708
	State of Ohio, Higher Educational,
1,500	Series C, GO, 5.000%, 11/01/31	1,796
1,000	Series C, GO, 5.000%, 11/01/33	1,187
1,000	State of Ohio, Infrastructure Improvement, Series C, GO, 5.000%, 03/01/29	1,173
1,000	Toledo City School District, School Facilities Improvement, GO, 5.000%, 12/01/23	1,140

		22,754

	Hospital — 11.2%
1,305	County of Franklin, Hospital Facilities, Nationwide Childrens Hospital, Series C, Rev., 5.000%, 11/01/32	1,549
	County of Franklin, Hospital Facilities, OhioHealth Corp.,
1,000	Rev., 5.000%, 05/15/27	1,168
500	Rev., 5.000%, 05/15/31	577
	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group,
2,000	Series A, Rev., 5.000%, 01/01/26	2,047
1,500	Series B, Rev., 5.000%, 01/01/25	1,592
	State of Ohio, University Hospital Health System, Inc.,
1,500	Series A, Rev., 5.000%, 01/15/20	1,640
550	Series A, Rev., 5.000%, 01/15/24	596
1,000	Series A, Rev., 5.000%, 01/15/28	1,135
1,885	Series A, Rev., 5.000%, 01/15/32	2,153
1,000	Series A, Rev., 5.250%, 01/15/23	1,095

		13,552

	Housing — 2.1%
510	County of Cuyahoga, Multi-Family Housing, Allerton Apartments Project, Series A, Rev., FHA, GNMA COLL, 4.900%, 08/20/22	523
	Ohio Housing Finance Agency,
1,000	Series A, Rev., AGM, 5.000%, 04/01/22	1,003

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing –– continued
500	Series A, Rev., AGM, 5.000%, 04/01/27	502
25	Ohio Housing Finance Agency, Multi-Family Housing, Warren Heights, Series C, Rev., AMT, FHA, GNMA COLL, 4.500%, 11/20/17	25
410	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 09/01/23	421
35	Summit County Port Authority, Multi-Family Housing, Callis Tower Apartments Project, Rev., FHA, GNMA COLL, 4.500%, 09/20/17	35

		2,509

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
1,075	Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A, Rev., 5.000%, 12/01/31	1,323

	Other Revenue — 9.1%
	City of Cleveland, Parking Facilities,
930	Rev., AGM, 5.250%, 09/15/21	1,056
440	Rev., AGM, 5.250%, 09/15/21 (p)	515
1,310	County of Cuyahoga, Economic Development, Shaker Square Project, Series D, Rev., 5.000%, 12/01/25	1,454
1,250	County of Cuyahoga, Various Purpose, Rev., 5.000%, 12/01/29	1,487
115	Franklin County Convention Facilities Authority, Rev., RAN, 5.000%, 12/01/22	117
	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects,
1,000	Series B, Rev., 5.000%, 10/01/23	1,092
1,220	Series B, Rev., 5.000%, 10/01/24	1,332
1,235	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/21	1,421
1,000	State of Ohio, Cultural & Sports Capital Appreciation Facilities, Series A, Rev., 5.250%, 10/01/20	1,126
1,235	State of Ohio, Parks & Recreation Capital Facilities, Series II-A, Rev., 5.000%, 12/01/20	1,395

		10,995

	Prerefunded — 20.3%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project, Series A, Rev., AGC, 5.000%, 02/15/19 (p)	1,069
1,530	Beavercreek City School District, Counties of Greene & Montgomery, School Improvement, GO, 5.000%, 06/01/19 (p)	1,653
	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax,
2,895	GO, 5.000%, 06/01/22 (p)	3,415
	City of Avon,
2,000	Series B, GO, 5.000%, 12/01/18 (p)	2,122
1,500	City of Columbus, Limited Tax, Various Purpose, Series B, GO, 5.000%, 08/15/23 (p)	1,816
1,500	City of Columbus, Unlimited Tax, Various Purpose, Series A, GO, 5.000%, 07/01/21 (p)	1,732
1,000	City of Strongsville, Limited Tax, Various Purpose, GO, 5.000%, 12/01/18 (p)	1,061
1,000	County of Franklin, City of Columbus, School District, School Facilities Construction & Improvement, GO, 5.000%, 06/01/19 (p)	1,079
1,405	Delaware & Franklin Counties, Olentangy Local School District, School Facilities Construction & Improvement, GO, 5.000%, 06/01/18 (p)	1,463
1,000	Franklin, Delaware & Union Counties, Dublin City School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/18 (p)	1,061
1,835	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects, Series A, Rev., 5.000%, 04/01/19 (p)	1,970
1,745	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Series A, Rev., 5.000%, 04/01/19 (p)	1,873
2,185	State of Ohio, Higher Educational Facility, Otterbein College 2008 Project, Series A, Rev., 5.500%, 12/01/18 (p)	2,333
	State of Ohio, Infrastructure Improvement,
1,750	Series A, GO, 5.375%, 03/01/18 (p)	1,809

		24,456

	Transportation — 7.7%
2,000	City of Cleveland, Airport System, Series A, Rev., AGM-CR, AMBAC, 5.250%, 01/01/20	2,189
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/22	2,119
1,185	Series A, Rev., 5.000%, 02/15/23	1,256
2,000	Series A, Rev., 5.250%, 02/15/27	2,543

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
1,000	State of Ohio, Capital Facilities Lease Appropriation, Series A, Rev., 5.000%, 04/01/30	1,186

		9,293

	Utility — 1.7%
	City of Hamilton, Electric System,
950	Series A, Rev., AGC, 5.000%, 10/01/20	1,028
1,000	Series A, Rev., AGC, 5.000%, 10/01/21	1,080

		2,108

	Water & Sewer — 9.3%
	City of Columbus, Sewerage System,
1,000	Rev., 5.000%, 06/01/28	1,201
1,950	Rev., 5.000%, 06/01/29	2,378
1,880	Rev., 5.000%, 06/01/30	2,276
1,000	City of Toledo, Water System, Series A, Rev., 5.000%, 11/15/25	1,140
	Ohio State Water Development Authority, Fresh Water,
2,000	Rev., 5.500%, 12/01/21	2,385
1,500	Series A, Rev., 5.000%, 12/01/30	1,833

		11,213

	Total Ohio	113,134

	Total Municipal Bonds (Cost $109,802)	116,643

SHARES
Short-Term Investment — 1.9%
	Investment Company — 1.9%
2,346	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $2,346)	2,346

	Total Investments — 98.5% (Cost $112,148)	118,989
	Other Assets in Excess of Liabilities — 1.5%	1,803

	NET ASSETS — 100.0%	$120,792

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,910
Aggregate gross unrealized depreciation	(69)

Net unrealized appreciation/depreciation	$6,841

Federal income tax cost of investments	$112,148

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,346	$116,643	$—	$118,989

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.5%
1,604	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.824%, 12/27/22 (e)	1,607
391	Ally Auto Receivables Trust, Series 2016-1, Class A2A, 1.200%, 08/15/18	391
	American Credit Acceptance Receivables Trust,
366	Series 2015-3, Class A, 1.950%, 09/12/19 (e)	366
1,781	Series 2016-3, Class A, 1.700%, 11/12/20 (e)	1,779
1,489	Series 2016-1A, Class A, 2.370%, 05/12/20 (e)	1,490
4,644	Series 2017-1, Class A, 1.720%, 06/15/20 (e)	4,643
1,917	AmeriCredit Automobile Receivables, Series 2016-1, Class A3, 1.810%, 10/08/20	1,921
	AmeriCredit Automobile Receivables Trust,
16	Series 2014-2, Class A3, 0.940%, 02/08/19	16
1,597	Series 2017-1, Class A3, 1.870%, 08/18/21	1,599
1,134	Series 2017-2, Class A3, 1.980%, 12/20/21	1,137
35	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 2.149%, 08/25/32	32
3,300	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	3,298
	Bear Stearns Asset-Backed Securities Trust,
291	Series 2003-SD2, Class 2A, VAR, 3.243%, 06/25/43	275
226	Series 2006-SD1, Class A, VAR, 1.394%, 04/25/36	221
946	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	937
	Capital Auto Receivables Asset Trust,
402	Series 2014-3, Class A3, 1.480%, 11/20/18	402
3,695	Series 2015-3, Class A2, 1.720%, 01/22/19	3,698
5,128	Series 2015-4, Class A2, 1.620%, 03/20/19	5,130
2,000	Capital One Multi-Asset Execution Trust, Series 2015-A7, Class A7, 1.450%, 08/16/21	1,999
	CarFinance Capital Auto Trust,
861	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	864
1,775	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	1,775
	CarMax Auto Owner Trust,
368	Series 2014-3, Class A3, 1.160%, 06/17/19	368
1,482	Series 2014-4, Class A3, 1.250%, 11/15/19	1,481
4,592	Series 2015-1, Class A3, 1.380%, 11/15/19	4,592
3,543	Series 2016-1, Class A3, 1.610%, 11/16/20	3,546
1,849	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	1,860
	Chrysler Capital Auto Receivables Trust,
4,556	Series 2015-BA, Class A3, 1.910%, 03/16/20 (e)	4,565
17,654	Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	17,681
3,500	Series 2016-AA, Class A4, 1.960%, 01/18/22 (e)	3,513
622	CIT Equipment Collateral, Series 2014-VT1, Class A3, 1.500%, 10/21/19 (e)	622
	CNH Equipment Trust,
121	Series 2014-A, Class A3, 0.840%, 05/15/19	121
5,330	Series 2014-A, Class A4, 1.500%, 05/15/20	5,333
1,010	Series 2016-B, Class A3, 1.630%, 08/15/21	1,010
6,956	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	6,902
	CPS Auto Receivables Trust,
279	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	278
1,168	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	1,168
1,079	Series 2015-C, Class A, 1.770%, 06/17/19 (e)	1,079
3,285	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	3,291
2,462	Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 2.560%, 10/15/25 (e)	2,475
71	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	77
372	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.891%, 10/25/34	357
	DT Auto Owner Trust,
940	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	940
1,644	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	1,644

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,878	Series 2017-1A, Class A, 1.560%, 06/15/20 (e)	2,875
2,938	Series 2017-2A, Class B, 2.440%, 02/15/21 (e)	2,943
	Exeter Automobile Receivables Trust,
232	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	232
943	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	943
2,608	Series 2016-1A, Class A, 2.350%, 07/15/20 (e)	2,611
4	FHLMC Structured Pass-Through Securities Certificates, Series T-20, Class A6, SUB, 6.899%, 09/25/29	4
	Fifth Third Auto Trust,
2,210	Series 2014-2, Class A4, 1.380%, 12/15/20	2,210
4,769	Series 2015-1, Class A3, 1.420%, 03/16/20	4,769
	First Investors Auto Owner Trust,
1,042	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	1,042
2,352	Series 2016-2A, Class A1, 1.530%, 11/16/20 (e)	2,350
1,105	Series 2017-1A, Class A2, 2.200%, 03/15/22 (e)	1,108
5,596	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	5,603
	Flagship Credit Auto Trust,
975	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	975
2,428	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	2,426
2,497	Series 2017-1, Class A, 1.930%, 12/15/21 (e)	2,497
4,505	Series 2017-2, Class A, 1.850%, 07/15/21 (e)	4,504
	Ford Credit Auto Owner Trust,
968	Series 2015-A, Class A3, 1.280%, 09/15/19	968
2,004	Series 2016-B, Class A3, 1.330%, 10/15/20	2,000
3,997	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	4,006
	GLS Auto Receivables Trust,
1,895	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	1,894
10,650	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	10,662
1,210	GMAT Trust, Series 2013-1A, Class A, SUB, 6.967%, 11/25/43 (e)	1,212
662	GO Financial Auto Securitization Trust, Series 2015-2, Class A, 3.270%, 11/15/18 (e)	662
2,232	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class AT1, 2.380%, 10/15/48 (e)	2,219
572	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 2.210%, 11/20/36	572
	Hyundai Auto Lease Securitization Trust,
3,096	Series 2015-B, Class A3, 1.400%, 11/15/18 (e)	3,096
4,000	Series 2016-A, Class A3, 1.600%, 07/15/19 (e)	4,003
	Hyundai Auto Receivables Trust,
1,169	Series 2015-B, Class A3, 1.120%, 11/15/19	1,167
3,416	Series 2015-B, Class A4, 1.480%, 06/15/21	3,408
569	John Deere Owner Trust, Series 2014-B, Class A3, 1.070%, 11/15/18	569
23,405	LV Tower 52 Issuer, Series 2013-1, Class A, 5.750%, 02/15/23 (e)	23,298
4,442	Mariner Finance Issuance Trust, Series 2017-AA, Class A, 3.620%, 02/20/29 (e)	4,477
373	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 3.274%, 03/25/33	364
3,275	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.190%, 11/25/22 (e)	3,305
459	Nationstar HECM Loan Trust, Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	459
3,503	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 1.208%, 12/07/20	3,505
	Nissan Auto Receivables Owner Trust,
1,870	Series 2015-B, Class A3, 1.340%, 03/16/20	1,869
3,130	Series 2016-B, Class A3, 1.320%, 01/15/21	3,119
5,628	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.751%, 06/15/49 (e)	5,591
5,501	Ocwen Master Advance Receivables Trust, Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	5,504
2,231	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	2,234
	OneMain Financial Issuance Trust,
826	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	827
3,643	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	3,649
19,336	Oportun Funding II LLC, Series 2016-A, Class A, 4.700%, 03/08/21 (e)	19,728
560	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	556

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
10,538	Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	10,577
3,435	Prosper Marketplace Issuance Trust, Series 2017-1A, Class A, 2.560%, 06/15/23 (e)	3,452
8,000	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	8,027
9	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	9
2,191	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	2,190
2,362	Santander Drive Auto Receivables Trust, Series 2016-2, Class A3, 1.560%, 05/15/20	2,363
1,526	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.850%, 01/18/22 (e)	1,528
837	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	837
2,174	Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.770%, 05/25/26 (e)	2,186
5,462	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.862%, 10/15/18 (e)	5,459
6,350	Tricon American Homes Trust, Series 2016-SFR1, Class A, 2.589%, 11/17/33 (e)	6,294
1,236	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 01/20/21 (e)	1,231
1,772	Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	1,772
5,360	VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	5,379
2,897	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.250%, 05/25/47 (e)	2,897
5,513	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.375%, 05/28/47 (e)	5,514
641	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	640
3,557	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	3,587
2,491	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	2,500
4,752	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	4,770
8,542	VOLT XXXIV LLC, Series 2015-NPL7, Class A1, SUB, 3.250%, 02/25/55 (e)	8,559
3,623	VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	3,649
	Westlake Automobile Receivables Trust,
2,544	Series 2016-1A, Class A2A, 1.820%, 01/15/19 (e)	2,546
1,687	Series 2016-2A, Class A2, 1.570%, 06/17/19 (e)	1,687
3,527	World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A3, 1.450%, 08/15/19	3,514

	Total Asset-Backed Securities (Cost $338,810)	339,665

Collateralized Mortgage Obligations — 6.9%
35	Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	36
	Banc of America Mortgage Trust,
100	Series 2004-4, Class 4A1, 4.750%, 05/25/19	101
320	Series 2004-5, Class 4A1, 4.750%, 06/25/19	320
822	Series 2005-1, Class 2A1, 5.000%, 02/25/20	832
4,510	BCAP LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 02/13/51 (e)	4,497
137	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 3.008%, 10/25/33	135
	CHL Mortgage Pass-Through Trust,
67	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	67
61	Series 2004-8, Class 2A1, 4.500%, 06/25/19	62
159	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	164
407	Citigroup Mortgage Loan Trust, Series 2008-AR4, Class 1A1A, VAR, 3.578%, 11/25/38 (e)	407
	Citigroup Mortgage Loan Trust, Inc.,
65	Series 2003-UP3, Class A1, 7.000%, 09/25/33	65
1,223	Series 2004-UST1, Class A6, VAR, 3.034%, 08/25/34	1,181
	Credit Suisse First Boston Mortgage Securities Corp.,
28	Series 2003-17, Class 2A6, 3.500%, 07/25/18	27
125	Series 2003-23, Class 8A1, 5.000%, 09/25/18	126
345	Series 2004-8, Class 6A1, 4.500%, 12/25/19	344
599	CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.407%, 12/25/14	442
	FHLMC - GNMA,
368	Series 31, Class Z, 8.000%, 04/25/24	407

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
78		Series 56, Class Z, 7.500%, 09/20/26	90
		FHLMC REMIC,
–	(h)	Series 2, Class Z, 9.300%, 03/15/19	—	(h)
–	(h)	Series 12, Class A, 9.250%, 11/15/19	—	(h)
2		Series 17, Class I, 9.900%, 10/15/19	2
5		Series 23, Class F, 9.600%, 04/15/20	5
3		Series 26, Class F, 9.500%, 02/15/20	3
–	(h)	Series 81, Class A, 8.125%, 11/15/20	—	(h)
4		Series 85, Class C, 8.600%, 01/15/21	4
2		Series 99, Class Z, 9.500%, 01/15/21	3
1		Series 159, Class H, 4.500%, 09/15/21	1
1		Series 189, Class D, 6.500%, 10/15/21	1
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
1		Series 1053, Class G, 7.000%, 03/15/21	1
3		Series 1056, Class KZ, 6.500%, 03/15/21	3
1		Series 1074, Class H, 8.500%, 05/15/21	1
3		Series 1082, Class C, 9.000%, 05/15/21	3
2		Series 1087, Class I, 8.500%, 06/15/21	2
9		Series 1125, Class Z, 8.250%, 08/15/21	9
7		Series 1142, Class IA, 7.000%, 10/15/21	7
1		Series 1169, Class G, 7.000%, 11/15/21	1
12		Series 1343, Class LA, 8.000%, 08/15/22	13
2		Series 1424, Class F, VAR, 1.141%, 11/15/22	2
62		Series 1480, Class LZ, 7.500%, 03/15/23	68
149		Series 1560, Class Z, 7.000%, 08/15/23	164
56		Series 1754, Class Z, 8.500%, 09/15/24	65
131		Series 1779, Class Z, 8.500%, 04/15/25	154
1		Series 1807, Class G, 9.000%, 10/15/20	1
235		Series 1888, Class Z, 7.000%, 08/15/26	264
256		Series 2418, Class MF, 6.000%, 02/15/22	283
4		Series 2496, Class BK, 5.500%, 09/15/17	4
5		Series 2503, Class TG, 5.500%, 09/15/17	5
8		Series 2508, Class AQ, 5.500%, 10/15/17	8
30		Series 2513, Class DB, 5.000%, 10/15/17	30
119		Series 2542, Class ES, 5.000%, 12/15/17	120
128		Series 2546, Class C, 5.000%, 12/15/17	130
824		Series 2638, Class JG, 5.000%, 02/15/33	852
2,928		Series 2682, Class JG, 4.500%, 10/15/23	3,117
561		Series 2707, Class PE, 5.000%, 11/15/18	566
3,240		Series 2750, Class DE, 4.500%, 02/15/19	3,322
385		Series 2761, Class CB, 4.000%, 03/15/19	398
1,808		Series 2843, Class BC, 5.000%, 08/15/19	1,841
679		Series 2864, Class NB, 5.500%, 07/15/33	691
778		Series 2976, Class HZ, 4.500%, 05/15/35	824
2,249		Series 2988, Class TY, 5.500%, 06/15/25	2,482
3,657		Series 2989, Class MU, IF, IO, 6.006%, 07/15/34	674
4,471		Series 2989, Class TG, 5.000%, 06/15/25	4,808
378		Series 2995, Class FT, VAR, 1.244%, 05/15/29	376
743		Series 3002, Class BN, 5.000%, 07/15/35	810
2,452		Series 3005, Class ED, 5.000%, 07/15/25	2,624
45		Series 3005, Class PV, IF, 11.166%, 10/15/33	53
907		Series 3305, Class IW, IF, IO, 5.456%, 04/15/37	133
16,572		Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	712
1,477		Series 3429, Class S, IF, IO, 5.826%, 03/15/38	235
1,850		Series 3546, Class A, VAR, 2.761%, 02/15/39	1,903
153		Series 3564, Class JA, 4.000%, 01/15/18	154
1,812		Series 3572, Class JS, IF, IO, 5.806%, 09/15/39	258
6,030		Series 3609, Class SA, IF, IO, 5.346%, 12/15/39	1,050
5,709		Series 3747, Class HI, IO, 4.500%, 07/15/37	149
2,446		Series 3784, Class S, IF, IO, 5.606%, 07/15/23	240
6,443		Series 3855, Class AM, 6.500%, 11/15/36	7,269

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
3,751		Series 3977, Class AB, 3.000%, 09/15/29	3,817
3,792		Series 4088, Class LE, 4.000%, 10/15/40	3,896
13,156		Series 4141, Class BI, IO, 2.500%, 12/15/27	1,082
20,634		Series 4229, Class MA, 3.500%, 05/15/41	21,567
7,997		Series 4305, Class KA, 3.000%, 03/15/38	8,118
17,678		Series 4374, Class NC, SUB, 2.750%, 02/15/46	18,390
326		First Horizon Mortgage Pass-Through Trust, Series 2004-7, Class 2A1, 4.750%, 12/25/19	326
		FNMA REMIC,
1		Series 1988-7, Class Z, 9.250%, 04/25/18	1
–	(h)	Series 1988-13, Class C, 9.300%, 05/25/18	—	(h)
1		Series 1988-15, Class A, 9.000%, 06/25/18	1
–	(h)	Series 1988-16, Class B, 9.500%, 06/25/18	—	(h)
1		Series 1989-2, Class D, 8.800%, 01/25/19	1
4		Series 1989-27, Class Y, 6.900%, 06/25/19	4
1		Series 1989-54, Class E, 8.400%, 08/25/19	1
1		Series 1989-66, Class J, 7.000%, 09/25/19	1
1		Series 1989-70, Class G, 8.000%, 10/25/19	1
9		Series 1989-72, Class E, 9.350%, 10/25/19	10
1		Series 1989-89, Class H, 9.000%, 11/25/19	2
1		Series 1989-96, Class H, 9.000%, 12/25/19	1
2		Series 1990-7, Class B, 8.500%, 01/25/20	2
1		Series 1990-12, Class G, 4.500%, 02/25/20	1
4		Series 1990-19, Class G, 9.750%, 02/25/20	5
5		Series 1990-58, Class J, 7.000%, 05/25/20	5
8		Series 1990-61, Class H, 7.000%, 06/25/20	8
4		Series 1990-106, Class J, 8.500%, 09/25/20	4
2		Series 1990-109, Class J, 7.000%, 09/25/20	2
2		Series 1990-111, Class Z, 8.750%, 09/25/20	2
1		Series 1990-117, Class E, 8.950%, 10/25/20	1
2		Series 1990-123, Class G, 7.000%, 10/25/20	2
3		Series 1990-132, Class Z, 7.000%, 11/25/20	3
49		Series 1990-137, Class X, 9.000%, 12/25/20	52
1		Series 1991-53, Class J, 7.000%, 05/25/21	1
1		Series 1991-130, Class C, 9.000%, 09/25/21	1
–	(h)	Series 1992-96, Class B, PO, 05/25/22	—	(h)
497		Series 1992-131, Class KB, 8.000%, 08/25/22	551
454		Series 1992-185, Class L, 8.000%, 10/25/22	504
2		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	2
13		Series 1993-235, Class G, PO, 09/25/23	12
929		Series 1994-15, Class ZK, 5.500%, 02/25/24	990
928		Series 1994-43, Class PK, 6.350%, 02/25/24	980
556		Series 1999-6, Class PB, 6.000%, 03/25/19	591
5,991		Series 2001-81, Class HE, 6.500%, 01/25/32	6,915
–	(h)	Series 2002-58, Class HC, 5.500%, 09/25/17	—	(h)
3		Series 2002-59, Class UC, 5.500%, 09/25/17	3
6		Series 2002-63, Class KC, 5.000%, 10/25/17	6
5,270		Series 2002-64, Class PG, 5.500%, 10/25/32	5,877
58		Series 2003-16, Class LJ, 5.000%, 03/25/18	59
582		Series 2003-24, Class PD, 5.000%, 04/25/18	588
486		Series 2003-42, Class CI, IO, 6.500%, 05/25/33	106
690		Series 2003-49, Class IO, IO, 6.500%, 06/25/33	134
197		Series 2003-57, Class IB, IO, 5.000%, 06/25/18	4
194		Series 2003-92, Class HP, 4.500%, 09/25/18	196
136		Series 2003-129, Class ME, 5.000%, 08/25/23	136
736		Series 2004-60, Class PA, 5.500%, 04/25/34	753
431		Series 2004-72, Class F, VAR, 1.524%, 09/25/34	431

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
57		Series 2004-101, Class AR, 5.500%, 01/25/35	62
2,361		Series 2005-19, Class PA, 5.500%, 07/25/34	2,471
1,233		Series 2005-38, Class FK, VAR, 1.324%, 05/25/35	1,228
76		Series 2005-84, Class MB, 5.750%, 10/25/35	84
3,232		Series 2006-4, Class PB, 6.000%, 09/25/35	3,520
355		Series 2006-58, Class ST, IF, IO, 6.126%, 07/25/36	67
81		Series 2007-16, Class FC, VAR, 1.774%, 03/25/37	83
179		Series 2007-22, Class SC, IF, IO, 5.098%, 03/25/37	20
3,798		Series 2007-33, Class MS, IF, IO, 5.566%, 04/25/37	442
518		Series 2007-54, Class FA, VAR, 1.424%, 06/25/37	518
2,447		Series 2007-85, Class SH, IF, IO, 5.476%, 09/25/37	311
652		Series 2007-106, Class A7, VAR, 6.183%, 10/25/37	727
362		Series 2008-18, Class SE, IF, IO, 5.246%, 03/25/38	54
238		Series 2008-72, Class IO, IO, 5.000%, 08/25/28	24
931		Series 2008-93, Class AM, 5.500%, 06/25/37	977
227		Series 2008-95, Class AI, IO, 5.000%, 12/25/23	1
2,524		Series 2009-15, Class AC, 5.500%, 03/25/29	2,808
2,927		Series 2009-29, Class LA, VAR, 1.383%, 05/25/39	2,737
1,346		Series 2009-62, Class HJ, 6.000%, 05/25/39	1,482
1,864		Series 2009-70, Class IN, IO, 4.500%, 08/25/19	35
7,931		Series 2009-112, Class SW, IF, IO, 5.226%, 01/25/40	1,248
663		Series 2010-58, Class MA, 5.500%, 12/25/38	682
1,474		Series 2010-60, Class IO, IO, 4.000%, 06/25/20	66
3,786		Series 2010-64, Class DM, 5.000%, 06/25/40	4,127
1,254		Series 2010-111, Class AE, 5.500%, 04/25/38	1,272
7,927		Series 2010-126, Class LI, IO, 4.000%, 11/25/40	569
633		Series 2011-36, Class PA, 4.000%, 02/25/39	640
2,251		Series 2011-42, Class DE, 3.250%, 11/25/28	2,260
26,072		Series 2012-46, Class KI, IO, 3.500%, 05/25/27	3,023
5,722		Series 2013-1, Class BA, 3.000%, 02/25/40	5,810
9,125		Series 2013-9, Class CB, 5.500%, 04/25/42	10,145
3,170		Series 2013-55, Class BA, 3.000%, 06/25/37	3,265
13,925		Series 2013-83, Class CA, 3.500%, 10/25/37	14,464
10,847		Series 2013-92, Class A, 3.500%, 12/25/38	11,236
3,362		Series 2013-96, Class CA, 4.000%, 04/25/41	3,555
10,293		Series 2013-96, Class YA, 3.500%, 09/25/38	10,718
14,652		Series 2014-23, Class PA, 3.500%, 08/25/36	15,257
6,457		Series 2016-2, Class GA, 3.000%, 02/25/46	6,615
2		Series G-11, Class Z, 8.500%, 05/25/21	2
105		Series G92-19, Class M, 8.500%, 04/25/22	113
8		Series G92-35, Class E, 7.500%, 07/25/22	8
243		Series G92-35, Class EA, 8.000%, 07/25/22	265
3		Series G92-40, Class ZC, 7.000%, 07/25/22	3
1		Series G92-44, Class ZQ, 8.000%, 07/25/22	1
6		Series G92-54, Class ZQ, 7.500%, 09/25/22	7
1,275		Series G92-64, Class J, 8.000%, 11/25/22	1,402
562		Series G92-66, Class K, 8.000%, 12/25/22	616
472		Series G94-6, Class PJ, 8.000%, 05/17/24	523
–	(h)	FNMA REMIC Trust, Series 1995-W3, Class A, 9.000%, 04/25/25	—	(h)
		FNMA STRIPS,
–	(h)	Series 268, Class 2, IO, 9.000%, 02/25/23	—	(h)
923		Series 334, Class 9, IO, 6.000%, 03/25/33	198
375		Series 334, Class 13, IO, VAR, 6.000%, 03/25/33	70
414		Series 334, Class 17, IO, VAR, 6.500%, 02/25/33	83
41		Series 334, Class 24, IO, VAR, 5.000%, 02/25/18	—	(h)
482		Series 343, Class 21, IO, 4.000%, 09/25/18	9
169		Series 345, Class 22, IO, VAR, 4.500%, 05/25/20	3

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
164		Series 351, Class 28, IO, VAR, 5.000%, 04/25/19	5
295		Series 356, Class 16, IO, VAR, 5.500%, 06/25/35	57
280		Series 359, Class 16, IO, VAR, 5.500%, 10/25/35	50
400		Series 369, Class 19, IO, VAR, 6.000%, 10/25/36	64
224		Series 369, Class 26, IO, VAR, 6.500%, 10/25/36	48
532		Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	112
985		Series 394, Class C3, IO, 6.500%, 09/25/38	191
4,030		FNMA, Whole Loan, Series 2007-W1, Class 1AF1, VAR, 1.251%, 11/25/46	4,037
1,822		GMACM Mortgage Loan Trust, Series 2003-AR1, Class A4, VAR, 3.625%, 10/19/33	1,803
		GNMA,
545		Series 2004-39, Class IN, IO, 5.500%, 06/20/33	75
3,775		Series 2006-23, Class S, IF, IO, 5.490%, 01/20/36	193
10,895		Series 2006-26, Class S, IF, IO, 5.490%, 06/20/36	2,211
6,906		Series 2007-16, Class KU, IF, IO, 5.640%, 04/20/37	1,191
2,106		Series 2008-75, Class SP, IF, IO, 6.460%, 08/20/38	397
2,733		Series 2009-14, Class KS, IF, IO, 5.290%, 03/20/39	412
815		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	211
6,593		Series 2009-14, Class SA, IF, IO, 5.070%, 03/20/39	887
67		Series 2009-61, Class PD, 5.000%, 03/16/38	67
7,091		Series 2009-106, Class XL, IF, IO, 5.740%, 06/20/37	796
231		Series 2010-14, Class QP, 6.000%, 12/20/39	237
2,994		Series 2011-48, Class QA, 5.000%, 08/16/39	3,138
3,910		Series 2012-84, Class AB, 5.000%, 07/16/33	4,016
8,581		Series 2012-96, Class WP, 6.500%, 08/16/42	9,795
16,253		Series 2013-H05, Class FB, VAR, 1.180%, 02/20/62	16,260
2,982		Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	2,972
		JP Morgan Mortgage Trust,
1,515		Series 2004-S2, Class 5A1, 5.500%, 12/25/19	1,507
2,228		Series 2006-A2, Class 4A1, VAR, 3.178%, 08/25/34	2,242
		MASTR Alternative Loan Trust,
31		Series 2004-8, Class 6A1, 5.500%, 09/25/19	32
497		Series 2004-8, Class 7A1, 5.000%, 09/25/19	502
		MASTR Asset Securitization Trust,
71		Series 2003-11, Class 10A1, 5.000%, 12/25/18	71
267		Series 2004-6, Class 6A1, 4.500%, 07/25/19	267
–	(h)	ML Trust XLIV, Series 44, Class G, 9.000%, 08/20/20	—	(h)
17		Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	17
		NCUA Guaranteed Notes Trust,
9,427		Series 2010-R3, Class 1A, VAR, 1.546%, 12/08/20	9,464
2,611		Series 2010-R3, Class 3A, 2.400%, 12/08/20	2,622
1,721		Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR6, Class 4A1, VAR, 1.284%, 12/25/35	731
452		Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	453
1,531		Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	1,530
2		Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	2
436		WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.500%, 10/25/18	438
		Wells Fargo Mortgage-Backed Securities Trust,
712		Series 2003-K, Class 1A1, VAR, 2.901%, 11/25/33	716
11		Series 2003-K, Class 1A2, VAR, 2.901%, 11/25/33	11
1,954		Series 2003-M, Class A1, VAR, 2.999%, 12/25/33	1,967
597		Series 2004-EE, Class 2A2, VAR, 3.048%, 12/25/34	610
971		Series 2004-EE, Class 3A2, VAR, 3.253%, 12/25/34	1,004
824		Series 2004-O, Class A1, VAR, 2.995%, 08/25/34	841

		Total Collateralized Mortgage Obligations (Cost $309,192)	312,505

Commercial Mortgage-Backed Securities — 0.8%
2,535		A10 Securitization LLC, Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	2,532

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,309	A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	1,307
72	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	72
	JP Morgan Chase Commercial Mortgage Securities Trust,
4,228	Series 2006-LDP9, Class AM, 5.372%, 05/15/47	4,225
3,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,973
2,674	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	2,698
5,881	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AMA, VAR, 5.853%, 09/12/49	5,918
	Morgan Stanley Re-REMIC Trust,
4,213	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	4,198
685	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	684
6,529	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 2.442%, 07/14/34 (e)	6,528
3,967	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VAR, 5.474%, 08/15/39	4,005

	Total Commercial Mortgage-Backed Securities (Cost $36,553)	35,140

Corporate Bonds — 25.0%
	Consumer Discretionary — 0.7%
	Automobiles — 0.3%
2,199	BMW US Capital LLC, (Germany), 1.500%, 04/11/19 (e)	2,192
	Daimler Finance North America LLC, (Germany),
1,175	2.000%, 08/03/18 (e)	1,179
1,750	2.250%, 09/03/19 (e)	1,758
5,000	2.250%, 03/02/20 (e)	5,024
859	Hyundai Capital America, 2.000%, 07/01/19 (e)	853
2,280	Nissan Motor Acceptance Corp., 2.350%, 03/04/19 (e)	2,295

		13,301

	Hotels, Restaurants & Leisure — 0.0% (g)
830	McDonald’s Corp., 3.500%, 07/15/20	867

	Internet & Direct Marketing Retail — 0.1%
2,000	Amazon.com, Inc., 2.600%, 12/05/19	2,040

	Media — 0.3%
3,770	Charter Communications Operating LLC, 3.579%, 07/23/20	3,918
5,157	Grupo Televisa SAB, (Mexico), 6.000%, 05/15/18	5,348
556	Sky plc, (United Kingdom), 2.625%, 09/16/19 (e)	560
675	Time Warner Cable LLC, 6.750%, 07/01/18	710
2,540	Time Warner, Inc., 4.000%, 01/15/22	2,679

		13,215

	Specialty Retail — 0.0% (g)
1,000	AutoZone, Inc., 2.500%, 04/15/21	1,001

	Total Consumer Discretionary	30,424

	Consumer Staples — 1.0%
	Beverages — 0.4%
2,816	Anheuser-Busch Cos. LLC, (Belgium), 5.000%, 03/01/19	2,974
8,049	Anheuser-Busch InBev Finance, Inc., (Belgium), 1.900%, 02/01/19	8,070
8,042	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 5.375%, 01/15/20	8,748

		19,792

	Food & Staples Retailing — 0.3%
4,819	CVS Health Corp., 2.125%, 06/01/21	4,779
	Kroger Co. (The),
455	1.500%, 09/30/19	450
2,000	2.300%, 01/15/19	2,016
1,383	Sysco Corp., 2.600%, 10/01/20	1,401
2,877	Walgreens Boots Alliance, Inc., 2.600%, 06/01/21	2,900
700	Wesfarmers Ltd., (Australia), 1.874%, 03/20/18 (e)	701

		12,247

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
774	3.500%, 11/24/20	795
685	8.500%, 06/15/19	768
1,300	Kraft Heinz Foods Co., 2.800%, 07/02/20	1,322
2,665	Mead Johnson Nutrition Co., 4.900%, 11/01/19	2,839
	Smithfield Foods, Inc.,
800	2.700%, 01/31/20 (e)	805
2,341	3.350%, 02/01/22 (e)	2,361
2,000	Tyson Foods, Inc., 2.650%, 08/15/19	2,027

		10,917

	Total Consumer Staples	42,956

	Energy — 3.1%
	Energy Equipment & Services — 0.3%
826	Baker Hughes, Inc., 3.200%, 08/15/21	854
2,000	Halliburton Co., 3.250%, 11/15/21	2,064
2,099	Nabors Industries, Inc., 6.150%, 02/15/18	2,151
3,380	Schlumberger Holdings Corp., 2.350%, 12/21/18 (e)	3,402
4,980	Transocean, Inc., 4.500%, 10/15/17	5,039

		13,510

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — 2.8%
	Anadarko Petroleum Corp.,
1,195	6.950%, 06/15/19	1,306
1,600	8.700%, 03/15/19	1,781
9,050	Boardwalk Pipelines LP, 5.200%, 06/01/18	9,308
1,000	BP Capital Markets America, Inc., 4.200%, 06/15/18	1,025
	BP Capital Markets plc, (United Kingdom),
2,499	2.315%, 02/13/20	2,528
470	4.500%, 10/01/20	506
1,820	4.742%, 03/11/21	1,991
	Buckeye Partners LP,
4,350	2.650%, 11/15/18	4,374
2,600	6.050%, 01/15/18	2,665
	Canadian Natural Resources Ltd., (Canada),
768	1.750%, 01/15/18	768
1,620	5.900%, 02/01/18	1,662
4,790	Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19	5,136
1,376	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.625%, 05/05/20	1,375
5,771	ConocoPhillips Co., 4.200%, 03/15/21	6,171
2,300	Encana Corp., (Canada), 3.900%, 11/15/21	2,387
4,830	Energy Transfer LP, 6.700%, 07/01/18	5,061
3,875	EnLink Midstream Partners LP, 2.700%, 04/01/19	3,881
	Enterprise Products Operating LLC,
2,135	5.250%, 01/31/20	2,304
698	Series L, 6.300%, 09/15/17	707
5,000	Series N, 6.500%, 01/31/19	5,368
	EOG Resources, Inc.,
930	4.400%, 06/01/20	989
3,450	5.625%, 06/01/19	3,692
2,660	Husky Energy, Inc., (Canada), 7.250%, 12/15/19	2,988
	Magellan Midstream Partners LP,
800	4.250%, 02/01/21	851
1,775	6.550%, 07/15/19	1,936
4,358	Marathon Oil Corp., 2.700%, 06/01/20	4,356
3,610	Noble Energy, Inc., 8.250%, 03/01/19	3,984
	ONEOK Partners LP,
5,000	3.200%, 09/15/18	5,072
446	8.625%, 03/01/19	493
2,560	Petroleos Mexicanos, (Mexico), 3.125%, 01/23/19	2,587
1,480	Pioneer Natural Resources Co., 6.875%, 05/01/18	1,546
	Plains All American Pipeline LP,
1,896	2.600%, 12/15/19	1,906
5,605	6.500%, 05/01/18	5,832
2,180	8.750%, 05/01/19	2,443
2,000	Spectra Energy Capital LLC, 6.200%, 04/15/18	2,075
2,819	Spectra Energy Partners LP, 2.950%, 09/25/18	2,858
	Statoil ASA, (Norway),
2,480	2.250%, 11/08/19	2,501
460	5.250%, 04/15/19	489
3,350	Sunoco Logistics Partners Operations LP, 5.500%, 02/15/20	3,609
3,990	Texas Eastern Transmission LP, 6.000%, 09/15/17 (e)	4,040
	TransCanada PipeLines Ltd., (Canada),
4,454	3.125%, 01/15/19	4,542
715	3.800%, 10/01/20	753
4,850	Western Gas Partners LP, 2.600%, 08/15/18	4,871
1,267	Williams Partners LP, 4.000%, 11/15/21	1,328

		126,045

	Total Energy	139,555

	Financials — 14.7%
	Banks — 7.5%
	ABN AMRO Bank NV, (Netherlands),
2,060	2.450%, 06/04/20 (e)	2,074
6,346	2.500%, 10/30/18 (e)	6,398
	Bank of America Corp.,
10,370	2.625%, 10/19/20	10,468
7,533	2.625%, 04/19/21	7,573
7,045	5.000%, 05/13/21	7,680
3,000	5.625%, 07/01/20	3,288
2,875	5.650%, 05/01/18	2,975
503	5.750%, 12/01/17	513
12,606	6.875%, 04/25/18	13,171
10,590	7.625%, 06/01/19	11,729
6,000	Series L, 2.250%, 04/21/20	6,001
10,295	Series L, 2.600%, 01/15/19	10,397
1,845	Series L, 2.650%, 04/01/19	1,866
	Bank of Nova Scotia (The), (Canada),
1,293	2.050%, 06/05/19	1,297
3,814	2.450%, 03/22/21	3,842
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
3,000	1.700%, 03/05/18 (e)	3,001
400	2.150%, 09/14/18 (e)	401
1,800	2.300%, 03/10/19 (e)	1,809
2,031	Banque Federative du Credit Mutuel SA, (France), 2.500%, 10/29/18 (e)	2,047

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
2,835	Barclays plc, (United Kingdom), 3.200%, 08/10/21	2,880
	BB&T Corp.,
2,500	2.050%, 05/10/21	2,495
1,890	2.450%, 01/15/20	1,916
1,878	5.250%, 11/01/19	2,016
1,684	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	1,695
300	Branch Banking & Trust Co., 2.850%, 04/01/21	307
3,000	Capital One Bank USA NA, 2.150%, 11/21/18	3,007
	Capital One NA,
4,472	2.350%, 08/17/18	4,497
3,000	2.350%, 01/31/20	3,005
2,500	2.400%, 09/05/19	2,507
	Citigroup, Inc.,
10,000	1.700%, 04/27/18	9,996
4,000	1.750%, 05/01/18	3,999
16,290	2.400%, 02/18/20	16,359
4,000	2.500%, 09/26/18	4,029
2,500	2.700%, 03/30/21	2,518
2,000	Comerica Bank, 2.500%, 06/02/20	2,006
	Commonwealth Bank of Australia, (Australia),
3,450	2.250%, 03/13/19	3,470
2,050	2.300%, 03/12/20	2,066
5,073	Cooperatieve Rabobank UA, (Netherlands), 2.250%, 01/14/19	5,115
2,460	Credit Agricole SA, (France), 3.375%, 01/10/22 (e)	2,506
5,211	Credit Suisse Group Funding Guernsey Ltd., (Switzerland), 3.450%, 04/16/21	5,347
4,400	Danske Bank A/S, (Denmark), 1.650%, 09/06/19 (e)	4,358
3,000	Discover Bank, 3.100%, 06/04/20	3,063
5,288	Fifth Third Bancorp, 2.875%, 07/27/20	5,405
2,000	HSBC Bank plc, (United Kingdom), 1.500%, 05/15/18 (e)	1,998
4,520	HSBC Bank USA NA, 4.875%, 08/24/20	4,865
13,360	HSBC Holdings plc, (United Kingdom), 2.650%, 01/05/22	13,347
	Huntington Bancshares, Inc.,
3,390	2.600%, 08/02/18	3,420
803	3.150%, 03/14/21	823
1,815	7.000%, 12/15/20	2,087
4,000	Huntington National Bank (The), 2.000%, 06/30/18	4,014
3,218	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	3,222
4,000	KeyCorp, 2.900%, 09/15/20	4,083
	Manufacturers & Traders Trust Co.,
1,000	2.250%, 07/25/19	1,007
1,648	2.300%, 01/30/19	1,663
	Mizuho Bank Ltd., (Japan),
1,631	1.800%, 03/26/18 (e)	1,631
1,189	2.650%, 09/25/19 (e)	1,200
4,425	National City Corp., 6.875%, 05/15/19	4,831
	PNC Bank NA,
4,300	2.400%, 10/18/19	4,348
1,000	2.600%, 07/21/20	1,016
7,278	PNC Financial Services Group, Inc. (The), 5.125%, 02/08/20	7,861
	Royal Bank of Canada, (Canada),
5,960	1.625%, 04/15/19	5,933
7,905	2.200%, 07/27/18	7,952
8,249	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	8,326
884	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	885
1,000	Societe Generale SA, (France), 3.250%, 01/12/22 (e)	1,013
	Sumitomo Mitsui Banking Corp., (Japan),
3,250	1.500%, 01/18/18	3,249
775	2.500%, 07/19/18	781
	SunTrust Banks, Inc.,
5,000	2.500%, 05/01/19	5,054
3,125	2.900%, 03/03/21	3,187
1,096	Toronto-Dominion Bank (The), (Canada), 2.125%, 04/07/21	1,096
1,371	UBS Group Funding Jersey Ltd., (Switzerland), 3.000%, 04/15/21 (e)	1,394
2,367	Wachovia Corp., 5.750%, 02/01/18	2,431
	Wells Fargo & Co.,
8,550	2.500%, 03/04/21	8,612
12,332	2.600%, 07/22/20	12,513
13,648	Series N, 2.150%, 01/30/20	13,706
	Westpac Banking Corp., (Australia),
1,202	2.250%, 01/17/19	1,209
4,000	2.600%, 11/23/20	4,051
3,106	4.875%, 11/19/19	3,317

		337,217

	Capital Markets — 4.3%
	Bank of New York Mellon Corp. (The),
3,450	2.050%, 05/03/21	3,430
5,040	2.500%, 04/15/21	5,101
	Credit Suisse AG, (Switzerland),
9,000	1.700%, 04/27/18	9,003
1,250	2.300%, 05/28/19	1,258
12,000	Deutsche Bank AG, (Germany), 3.125%, 01/13/21	12,054

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	Goldman Sachs Group, Inc. (The),
3,000	2.600%, 04/23/20	3,030
5,810	2.625%, 04/25/21	5,837
1,000	2.750%, 09/15/20	1,013
27,314	5.375%, 03/15/20	29,579
18,799	7.500%, 02/15/19	20,497
2,375	Series D, 6.000%, 06/15/20	2,629
3,772	ING Bank NV, (Netherlands), 2.450%, 03/16/20 (e)	3,799
2,210	Jefferies Group LLC, 5.125%, 04/13/18	2,271
7,574	Macquarie Bank Ltd., (Australia), 2.600%, 06/24/19 (e)	7,647
	Macquarie Group Ltd., (Australia),
3,080	3.000%, 12/03/18 (e)	3,125
446	7.625%, 08/13/19 (e)	495
	Morgan Stanley,
990	2.450%, 02/01/19	998
6,706	2.500%, 04/21/21	6,713
2,070	2.625%, 11/17/21	2,075
27,319	2.650%, 01/27/20	27,668
5,400	5.500%, 01/26/20	5,857
4,115	5.500%, 07/24/20	4,505
2,836	5.750%, 01/25/21	3,157
5,026	6.625%, 04/01/18	5,224
4,861	7.300%, 05/13/19	5,340
1,070	Northern Trust Co. (The), 6.500%, 08/15/18	1,130
1,991	State Street Corp., 1.950%, 05/19/21	1,973
500	TD Ameritrade Holding Corp., 5.600%, 12/01/19	542
	UBS AG, (Switzerland),
5,864	1.800%, 03/26/18	5,872
1,500	2.350%, 03/26/20	1,511
8,000	2.375%, 08/14/19	8,063
2,530	UBS Group Funding Switzerland AG, (Switzerland), 2.950%, 09/24/20 (e)	2,567

		193,963

	Consumer Finance — 1.7%
	AerCap Ireland Capital DAC, (Netherlands),
1,105	3.950%, 02/01/22	1,156
1,662	4.500%, 05/15/21	1,764
	American Express Co.,
5,015	7.000%, 03/19/18	5,225
1,395	8.125%, 05/20/19	1,557
	American Express Credit Corp.,
3,234	2.250%, 05/05/21	3,236
1,000	2.375%, 05/26/20	1,011
2,045	2.700%, 03/03/22	2,068
2,001	Series F, 2.600%, 09/14/20	2,034
2,000	American Honda Finance Corp., Series A, 2.150%, 03/13/20	2,012
	Capital One Financial Corp.,
613	2.450%, 04/24/19	617
4,340	3.050%, 03/09/22	4,387
	Caterpillar Financial Services Corp.,
1,952	1.931%, 10/01/21	1,925
760	7.150%, 02/15/19	828
	Ford Motor Credit Co. LLC,
2,211	2.375%, 01/16/18	2,219
1,322	2.551%, 10/05/18	1,331
5,620	2.597%, 11/04/19	5,654
4,156	3.336%, 03/18/21	4,234
6,146	3.339%, 03/28/22	6,222
500	5.000%, 05/15/18	515
2,170	8.125%, 01/15/20	2,476
	General Motors Financial Co., Inc.,
2,066	2.400%, 05/09/19	2,072
2,804	3.450%, 01/14/22	2,842
3,504	3.450%, 04/10/22	3,551
11,821	4.200%, 03/01/21	12,386
1,260	John Deere Capital Corp., 1.700%, 01/15/20	1,257
3,394	Toyota Motor Credit Corp., 1.900%, 04/08/21	3,368

		75,947

	Diversified Financial Services — 0.4%
1,960	EDP Finance BV, (Portugal), 4.125%, 01/15/20 (e)	2,025
8,919	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	9,009
544	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 2.000%, 11/08/17 (e)	545
1,115	National Rural Utilities Cooperative Finance Corp., 2.350%, 06/15/20	1,125
1,269	Nationwide Building Society, (United Kingdom), 2.450%, 07/27/21 (e)	1,270
2,344	Protective Life Global Funding, 1.555%, 09/13/19 (e)	2,313
1,682	Shell International Finance BV, (Netherlands), 2.125%, 05/11/20	1,695

		17,982

	Insurance — 0.7%
2,000	American International Group, Inc., 3.300%, 03/01/21	2,060
2,045	Aon Corp., 5.000%, 09/30/20	2,209
1,000	Chubb Corp. (The), 5.750%, 05/15/18	1,040
783	Chubb INA Holdings, Inc., 2.300%, 11/03/20	789
2,000	CNA Financial Corp., 5.875%, 08/15/20	2,214

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
4,500	Jackson National Life Global Funding, 2.300%, 04/16/19 (e)	4,530
	Lincoln National Corp.,
470	6.250%, 02/15/20	518
1,227	8.750%, 07/01/19	1,390
1,500	Marsh & McLennan Cos., Inc., 2.350%, 09/10/19	1,517
2,272	MassMutual Global Funding II, 2.000%, 04/15/21 (e)	2,247
4,000	Metropolitan Life Global Funding I, 2.300%, 04/10/19 (e)	4,038
4,000	New York Life Global Funding, 2.150%, 06/18/19 (e)	4,027
4,417	Pricoa Global Funding I, 2.550%, 11/24/20 (e)	4,460
1,000	Principal Life Global Funding II, 1.500%, 04/18/19 (e)	991
1,388	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	1,408

		33,438

	Thrifts & Mortgage Finance — 0.1%
5,000	BPCE SA, (France), 1.625%, 01/26/18	4,993

	Total Financials	663,540

	Health Care — 1.6%
	Biotechnology — 0.6%
	AbbVie, Inc.,
927	2.300%, 05/14/21	926
14,065	2.500%, 05/14/20	14,231
4,000	Amgen, Inc., 2.200%, 05/22/19	4,027
1,672	Biogen, Inc., 2.900%, 09/15/20	1,710
2,170	Celgene Corp., 2.875%, 08/15/20	2,219
	Gilead Sciences, Inc.,
2,073	2.050%, 04/01/19	2,083
1,490	2.550%, 09/01/20	1,514

		26,710

	Health Care Equipment & Supplies — 0.3%
	Becton Dickinson and Co.,
530	2.133%, 06/06/19	530
1,203	2.675%, 12/15/19	1,218
3,100	Edwards Lifesciences Corp., 2.875%, 10/15/18	3,137
2,915	Medtronic, Inc., 2.500%, 03/15/20	2,966
3,500	Stryker Corp., 2.000%, 03/08/19	3,510
1,750	Zimmer Biomet Holdings, Inc., 2.700%, 04/01/20	1,771

		13,132

	Health Care Providers & Services — 0.4%
2,640	Aetna, Inc., 2.200%, 03/15/19	2,660
2,670	Anthem, Inc., 2.250%, 08/15/19	2,683
4,779	Cardinal Health, Inc., 2.400%, 11/15/19	4,811
3,250	Laboratory Corp. of America Holdings, 2.625%, 02/01/20	3,278
2,688	McKesson Corp., 2.284%, 03/15/19	2,704
3,014	Medco Health Solutions, Inc., 4.125%, 09/15/20	3,169

		19,305

	Life Sciences Tools & Services — 0.0% (g)
2,930	Thermo Fisher Scientific, Inc., 4.700%, 05/01/20	3,138

	Pharmaceuticals — 0.3%
1,650	Actavis, Inc., 6.125%, 08/15/19	1,793
3,798	Allergan Funding SCS, 3.450%, 03/15/22	3,938
2,600	Bayer US Finance LLC, (Germany), 2.375%, 10/08/19 (e)	2,625
2,400	Mylan NV, 3.150%, 06/15/21	2,445
870	Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/21	864
531	Zoetis, Inc., 3.450%, 11/13/20	551

		12,216

	Total Health Care	74,501

	Industrials — 0.8%
	Aerospace & Defense — 0.3%
2,903	BAE Systems Holdings, Inc., (United Kingdom), 6.375%, 06/01/19 (e)	3,143
1,415	Lockheed Martin Corp., 2.500%, 11/23/20	1,438
5,000	Precision Castparts Corp., 2.250%, 06/15/20	5,068
	Textron, Inc.,
655	5.600%, 12/01/17	668
1,300	5.950%, 09/21/21	1,462

		11,779

	Building Products — 0.0% (g)
1,015	Johnson Controls International plc, 5.000%, 03/30/20	1,089

	Commercial Services & Supplies — 0.1%
2,605	Waste Management, Inc., 4.750%, 06/30/20	2,820

	Industrial Conglomerates — 0.0% (g)
830	Roper Technologies, Inc., 3.000%, 12/15/20	850

	Machinery — 0.0% (g)
1,290	Stanley Black & Decker, Inc., 2.451%, 11/17/18	1,303

	Professional Services — 0.0% (g)
1,507	Equifax, Inc., 2.300%, 06/01/21	1,499

	Road & Rail — 0.2%
465	Burlington Northern Santa Fe LLC, 8.125%, 04/15/20	540

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
	Canadian Pacific Railway Co., (Canada),
2,900	6.500%, 05/15/18	3,030
1,000	7.250%, 05/15/19	1,099
	Penske Truck Leasing Co. LP,
927	2.500%, 06/15/19 (e)	934
800	3.375%, 02/01/22 (e)	824
	Ryder System, Inc.,
1,865	2.450%, 09/03/19	1,881
1,320	2.500%, 05/11/20	1,327

		9,635

	Trading Companies & Distributors — 0.2%
	Air Lease Corp.,
3,303	2.125%, 01/15/18	3,310
2,038	2.125%, 01/15/20	2,037
2,700	Aviation Capital Group Corp., 2.875%, 01/20/22 (e)	2,698

		8,045

	Total Industrials	37,020

	Information Technology — 0.2%
	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
1,382	3.000%, 03/01/18	1,396
464	6.875%, 06/01/18	488

		1,884

	IT Services — 0.0% (g)
2,080	Total System Services, Inc., 3.800%, 04/01/21	2,176

	Semiconductors & Semiconductor Equipment — 0.1%
3,935	Broadcom Corp., 2.375%, 01/15/20 (e)	3,942

	Software — 0.1%
3,250	Oracle Corp., 1.900%, 09/15/21	3,227

	Total Information Technology	11,229

	Materials — 0.3%
	Chemicals — 0.3%
1,540	Agrium, Inc., (Canada), 6.750%, 01/15/19	1,649
2,648	Air Liquide Finance SA, (France), 1.375%, 09/27/19 (e)	2,614
3,000	CF Industries, Inc., 6.875%, 05/01/18	3,128
805	Dow Chemical Co. (The), 8.550%, 05/15/19	908
2,025	RPM International, Inc., 6.125%, 10/15/19	2,208
1,000	Westlake Chemical Corp., 4.625%, 02/15/21	1,040

		11,547

	Metals & Mining — 0.0% (g)
1,260	Nucor Corp., 5.850%, 06/01/18	1,310

	Total Materials	12,857

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
1,000	Alexandria Real Estate Equities, Inc., 4.600%, 04/01/22	1,074
1,590	American Tower Corp., 3.300%, 02/15/21	1,632
2,267	Boston Properties LP, 4.125%, 05/15/21	2,407
6,091	Crown Castle International Corp., 2.250%, 09/01/21	6,026
1,000	DDR Corp., 3.500%, 01/15/21	1,016
1,117	EPR Properties, 7.750%, 07/15/20	1,272
1,000	ERP Operating LP, 2.375%, 07/01/19	1,007
	HCP, Inc.,
5,410	2.625%, 02/01/20	5,470
400	5.375%, 02/01/21	437
1,775	National Retail Properties, Inc., 5.500%, 07/15/21	1,959
3,739	Simon Property Group LP, 2.200%, 02/01/19	3,763
1,300	Tanger Properties LP, 6.125%, 06/01/20	1,428
1,569	Ventas Realty LP, 2.000%, 02/15/18	1,572
1,208	VEREIT Operating Partnership LP, 4.125%, 06/01/21	1,267
	Welltower, Inc.,
735	2.250%, 03/15/18	738
1,870	4.950%, 01/15/21	2,016

	Total Real Estate	33,084

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
4,754	3.800%, 03/15/22	4,954
13,000	3.875%, 08/15/21	13,633
1,900	5.000%, 03/01/21	2,064
300	5.800%, 02/15/19	319
1,992	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19	2,006
1,391	Orange SA, (France), 2.750%, 02/06/19	1,408
	Verizon Communications, Inc.,
14,000	1.750%, 08/15/21	13,618
2,830	3.450%, 03/15/21	2,947

	Total Telecommunication Services	40,949

	Utilities — 1.0%
	Electric Utilities — 0.6%
	Arizona Public Service Co.,
1,000	2.200%, 01/15/20	1,005
400	8.750%, 03/01/19	447
500	Atlantic City Electric Co., 7.750%, 11/15/18	542

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
		Electric Utilities — continued
4,610		Cleveland Electric Illuminating Co. (The), 8.875%, 11/15/18	5,063
880		Commonwealth Edison Co., 4.000%, 08/01/20	930
965		Entergy Gulf States Louisiana LLC, 6.000%, 05/01/18	1,003
735		Entergy Louisiana LLC, 6.500%, 09/01/18	775
530		Kentucky Utilities Co., 3.250%, 11/01/20	547
		NextEra Energy Capital Holdings, Inc.,
224		2.700%, 09/15/19	228
250		6.000%, 03/01/19	267
631		Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	671
1,579		Pacific Gas & Electric Co., 8.250%, 10/15/18	1,717
455		PPL Capital Funding, Inc., 1.900%, 06/01/18	455
		Progress Energy, Inc.,
6,135		4.400%, 01/15/21	6,543
865		4.875%, 12/01/19	918
510		Public Service Co. of Oklahoma, 5.150%, 12/01/19	545
1,187		Southern California Edison Co., 1.845%, 02/01/22	1,173
2,610		Southern Co. (The), 2.750%, 06/15/20	2,643
765		Southwestern Electric Power Co., 6.450%, 01/15/19	819
577		State Grid Overseas Investment 2013 Ltd., (China), 1.750%, 05/22/18 (e)	575
2,620		Xcel Energy, Inc., 2.400%, 03/15/21	2,636

			29,502

		Gas Utilities — 0.2%
314		Atmos Energy Corp., 8.500%, 03/15/19	350
1,400		CenterPoint Energy Resources Corp., 4.500%, 01/15/21	1,486
7,023		Dominion Energy Gas Holdings LLC, 2.800%, 11/15/20	7,146

			8,982

		Independent Power and Renewable Electricity Producers — 0.1%
		Exelon Generation Co. LLC,
1,798		2.950%, 01/15/20	1,831
260		5.200%, 10/01/19	277
495		Southern Power Co., Series 15A, 1.500%, 06/01/18	494

			2,602

		Multi-Utilities — 0.1%
1,015		Berkshire Hathaway Energy Co., 2.400%, 02/01/20	1,027
		CMS Energy Corp.,
675		6.250%, 02/01/20	746
330		8.750%, 06/15/19	374
1,100		Dominion Energy, Inc., 6.400%, 06/15/18	1,152
729		NiSource Finance Corp., 6.800%, 01/15/19	783
1,300		Sempra Energy, 9.800%, 02/15/19	1,468
475		TECO Finance, Inc., 5.150%, 03/15/20	507

			6,057

		Total Utilities	47,143

		Total Corporate Bonds (Cost $1,127,096)	1,133,258

		Mortgage-Backed Securities — 5.0%
		FHLMC,
328		ARM, 2.385%, 08/01/37	346
239		ARM, 2.761%, 06/01/36	253
677		ARM, 2.815%, 12/01/36	713
86		ARM, 2.822%, 01/01/27 - 12/01/27	89
1,532		ARM, 2.838%, 05/01/37	1,592
877		ARM, 2.855%, 08/01/36	924
1,693		ARM, 2.857%, 10/01/36	1,776
1,325		ARM, 2.902%, 03/01/37	1,378
112		ARM, 3.071%, 07/01/36	119
586		ARM, 3.072%, 10/01/37	625
502		ARM, 3.094%, 11/01/37	531
802		ARM, 3.111%, 08/01/36	840
564		ARM, 3.140%, 11/01/36	591
1,008		ARM, 3.145%, 08/01/37	1,077
172		ARM, 3.216%, 12/01/36	181
6,941		ARM, 3.230%, 06/01/37	7,412
570		ARM, 3.240%, 12/01/36	600
1,202		ARM, 3.245%, 01/01/37	1,261
1,562		ARM, 3.300%, 03/01/37 - 04/01/37	1,643
102		ARM, 3.301%, 03/01/35	107
3,033		ARM, 3.322%, 03/01/35	3,212
141		ARM, 3.362%, 02/01/37	149
1,907		ARM, 3.430%, 10/01/35	2,023
1,283		ARM, 3.495%, 01/01/38	1,368
–	(h)	ARM, 3.518%, 12/01/17	—	(h)
127		ARM, 3.531%, 04/01/37	134
256		ARM, 3.535%, 08/01/37	266
1,560		ARM, 3.658%, 04/01/38	1,671
1,178		ARM, 3.776%, 03/01/36	1,257
638		ARM, 3.880%, 03/01/37	682
1,803		ARM, 3.883%, 03/01/36	1,902
513		ARM, 3.935%, 02/01/37	550
2		ARM, 5.751%, 01/01/27	2
		FHLMC Gold Pools, 15 Year, Single Family,
15,077		4.000%, 07/01/18 - 06/01/26	15,875
73		4.500%, 10/01/18	74

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
1,727		5.000%, 03/01/18 - 01/01/21	1,774
8,247		5.500%, 08/01/19 - 01/01/24	8,764
1,133		6.000%, 08/01/17 - 12/01/23	1,172
30		6.500%, 08/01/21	31
		FHLMC Gold Pools, 20 Year, Single Family,
461		6.000%, 01/01/19 - 10/01/24	522
8		6.500%, 08/01/18 - 05/01/21	9
–	(h)	7.500%, 07/01/17 - 07/01/18	—	(h)
		FHLMC Gold Pools, 30 Year, Single Family,
14,313		5.500%, 03/01/34 - 07/01/37	16,143
197		6.000%, 07/01/32	224
284		7.000%, 08/01/38	325
		FHLMC Gold Pools, FHA/VA,
6,504		7.500%, 12/01/36	7,395
898		10.000%, 10/01/30	966
		FNMA,
4		ARM, 1.921%, 01/01/19	4
5		ARM, 2.125%, 07/01/27	5
41		ARM, 2.277%, 08/01/37	42
1,809		ARM, 2.427%, 03/01/19 - 08/01/37	1,864
252		ARM, 2.498%, 10/01/36	265
776		ARM, 2.509%, 04/01/37	802
58		ARM, 2.588%, 04/01/36	60
1,711		ARM, 2.601%, 07/01/37	1,778
1,545		ARM, 2.616%, 11/01/37	1,631
35		ARM, 2.651%, 07/01/37	37
672		ARM, 2.654%, 08/01/36	709
1,537		ARM, 2.695%, 01/01/37	1,599
9		ARM, 2.728%, 05/01/25	9
967		ARM, 2.753%, 02/01/37	1,006
105		ARM, 2.780%, 01/01/35	109
409		ARM, 2.818%, 07/01/36	434
16		ARM, 2.852%, 06/01/27	16
322		ARM, 2.868%, 09/01/34	338
1		ARM, 2.875%, 08/01/19	1
516		ARM, 2.905%, 10/01/36	546
250		ARM, 2.933%, 07/01/37	261
343		ARM, 2.941%, 05/01/36	359
563		ARM, 2.955%, 12/01/35	591
1,911		ARM, 3.041%, 12/01/36	2,007
754		ARM, 3.044%, 08/01/36	801
3		ARM, 3.053%, 08/01/36	3
14		ARM, 3.062%, 06/01/36	15
169		ARM, 3.080%, 08/01/36	179
6		ARM, 3.098%, 10/01/25	6
62		ARM, 3.147%, 12/01/36	65
480		ARM, 3.165%, 08/01/36	510
193		ARM, 3.187%, 01/01/37	204
1,153		ARM, 3.200%, 11/01/37	1,229
388		ARM, 3.231%, 04/01/37	409
1,076		ARM, 3.240%, 11/01/37	1,126
180		ARM, 3.271%, 12/01/36	191
816		ARM, 3.360%, 12/01/37	862
1,707		ARM, 3.471%, 03/01/37	1,805
309		ARM, 3.540%, 12/01/36	330
274		ARM, 3.580%, 03/01/47	283
1,712		ARM, 3.706%, 03/01/36	1,833
1,503		ARM, 3.730%, 10/01/35	1,605
2,252		ARM, 3.819%, 03/01/36	2,395
2,424		ARM, 3.833%, 03/01/36	2,560
492		ARM, 3.930%, 04/01/38	499
		FNMA, 15 Year, Single Family,
156		4.000%, 08/01/18 - 01/01/19	163
507		4.500%, 05/01/18 - 05/01/19	519
684		5.000%, 12/01/17 - 07/01/20	701
14,888		5.500%, 01/01/18 - 07/01/25	15,800
4,871		6.000%, 11/01/17 - 07/01/24	5,178
874		6.500%, 01/01/23 - 03/01/23	940
7		7.000%, 01/01/18	7
		FNMA, 20 Year, Single Family,
499		5.500%, 05/01/27	556
8		6.000%, 03/01/18 - 07/01/19	9
1,288		6.500%, 04/01/18 - 03/01/25	1,431
233		7.000%, 08/01/20 - 08/01/21	240
		FNMA, 30 Year, FHA/VA,
128		5.500%, 08/01/34	142
10		8.500%, 03/01/27	10
		FNMA, 30 Year, Single Family,
13,899		5.000%, 10/01/39	15,390
19,592		5.500%, 12/01/32 - 04/01/37	22,119
12,281		6.000%, 04/01/35 - 01/01/38	14,054
7,261		6.500%, 03/01/26 - 10/01/38	8,251
3,136		7.000%, 04/01/37 - 08/01/37	3,680
56		8.000%, 12/01/30	62
3		8.500%, 09/01/21	3
22		9.000%, 02/01/31	23
12		9.500%, 07/01/28	13
3		10.000%, 02/01/24	3
		FNMA, Other,
56		4.500%, 12/01/19	57
3		5.500%, 09/01/17	3
4		6.000%, 09/01/17	4
705		GNMA I, 15 Year, Single Family, 6.500%, 10/15/23	753
		GNMA I, 30 Year, Single Family,
3,437		6.500%, 09/15/38	4,204
7		8.500%, 04/15/25	8
7		9.000%, 09/15/24 - 10/15/26	8
100		9.500%, 07/15/20 - 12/15/25	108

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
		GNMA II,
37		ARM, 2.125%, 09/20/17 - 09/20/22	38
55		ARM, 2.250%, 11/20/25	56
34		ARM, 2.375%, 03/20/22 - 01/20/28	35
4		ARM, 2.500%, 12/20/17 - 05/20/21	4
5		ARM, 3.000%, 04/20/18 - 05/20/20	6
–	(h)	ARM, 3.500%, 10/20/17 - 12/20/17	—	(h)
1		ARM, 4.000%, 08/20/18	1
		GNMA II, 30 Year, Single Family,
2,618		6.000%, 09/20/38	2,947
6,259		7.000%, 08/20/38 - 09/20/38	7,276
10		7.500%, 09/20/28	11
21		8.000%, 09/20/26 - 12/20/27	25
26		8.500%, 03/20/25 - 04/20/25	29

		Total Mortgage-Backed Securities (Cost $219,895)	224,798

U.S. Government Agency Securities — 9.2%
8,500		FFCB, 1.000%, 09/25/17	8,500
		FHLB,
7,500		0.875%, 06/29/18	7,469
28,365		0.875%, 08/05/19	28,035
23,950		1.000%, 09/26/19	23,730
30,855		1.250%, 06/08/18	30,865
35,345		1.750%, 12/14/18	35,585
12,925		2.000%, 09/14/18	13,045
20,000		5.000%, 11/17/17	20,359
		FHLMC,
25,650		0.750%, 04/09/18	25,558
19,310		0.875%, 10/12/18	19,213
10,000		0.875%, 07/19/19	9,896
30,000		1.500%, 01/17/20	30,031
20,000		4.875%, 06/13/18	20,740
		FNMA,
19,105		1.125%, 07/20/18	19,076
12,500		1.250%, 08/17/21	12,263
33,500		1.375%, 10/07/21	32,963
14,175		1.588%, 10/09/19 (n)	13,591
21,155		5.375%, 06/12/17	21,184
46,180		Resolution Funding Corp. STRIPS, 1.460%, 10/15/19 (n)	44,605

		Total U.S. Government Agency Securities (Cost $418,481)	416,708

U.S. Treasury Obligations — 45.0%
		U.S. Treasury Note,
25,000		0.625%, 11/30/17	24,939
33,000		0.625%, 04/30/18	32,823
145,000		0.750%, 12/31/17	144,604
30,000		0.750%, 10/31/18	29,796
30,000		0.875%, 10/15/18	29,854

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
100,000	1.000%, 05/31/18	99,781
40,000	1.000%, 09/15/18	39,884
20,000	1.000%, 08/31/19	19,859
130,000	1.125%, 06/15/18	129,868
25,000	1.125%, 04/30/20	24,784
95,000	1.250%, 10/31/18	95,019
60,550	1.250%, 11/30/18	60,552
55,000	1.250%, 01/31/19	54,985
15,000	1.250%, 03/31/19	14,992
105,400	1.375%, 09/30/18	105,594
10,000	1.375%, 02/28/19	10,018
10,270	1.375%, 02/29/20	10,260
10,000	1.375%, 04/30/20	9,982
50,000	1.375%, 08/31/20	49,785
65,000	1.375%, 09/30/20	64,680
50,000	1.375%, 01/31/21	49,617
115,000	1.500%, 12/31/18	115,431
80,690	1.500%, 01/31/19	81,005
25,440	1.500%, 02/28/19	25,538
233,010	1.500%, 05/31/19	233,993
20,000	1.500%, 11/30/19	20,069
20,000	1.500%, 05/31/20	20,026
105,650	1.625%, 04/30/19	106,343
110,000	1.625%, 06/30/19	110,731
10,000	1.625%, 07/31/20	10,041
20,000	2.000%, 07/31/20	20,314
35,210	2.000%, 11/30/20	35,738
70,000	2.625%, 01/31/18	70,673
20,000	2.625%, 04/30/18	20,255
40,000	2.750%, 02/28/18	40,456
25,000	2.875%, 03/31/18	25,340

	Total U.S. Treasury Obligations (Cost $2,040,943)	2,037,629

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
16,544	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $16,544)	16,544

	Total Investments — 99.8% (Cost $4,507,514)	4,516,247
	Other Assets in Excess of Liabilities — 0.2%	9,860

	NET ASSETS — 100.0%	$4,526,107

Percentages indicated are based on net assets.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2017.
CSMC	—	Credit Suisse Mortgage Trust
FFCB	—	Federal Farm Credit Bank
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2017.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,589
Aggregate gross unrealized depreciation	(11,856)

Net unrealized appreciation/depreciation	$8,733

Federal income tax cost of investments	$4,507,514

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$–	$268,445	$71,220	$339,665
Collateralized Mortgage Obligations	–	309,533	2,972	312,505
Commercial Mortgage-Backed Securities	–	35,068	72	35,140
Corporate Bonds
Consumer Discretionary	–	30,424	–	30,424
Consumer Staples	–	42,956	–	42,956
Energy	–	139,555	–	139,555
Financials	–	663,540	–	663,540
Health Care	–	74,501	–	74,501
Industrials	–	37,020	–	37,020
Information Technology	–	11,229	–	11,229
Materials	–	12,857	–	12,857

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Real Estate	–	33,084	–	33,084
Telecommunication Services	–	40,949	–	40,949
Utilities	–	47,143	–	47,143

Total Corporate Bonds	–	1,133,258	–	1,133,258

Mortgage-Backed Securities	–	224,798	–	224,798
U.S. Government Agency Securities	–	416,708	–	416,708
U.S. Treasury Obligations	–	2,037,629	–	2,037,629
Short-Term Investment
Investment Company	16,544	–	–	16,544

Total Investments in Securities	$16,544	$4,425,439	$74,264	$4,516,247

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between levels 1 and 2 during the period ended May 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Short Duration Bond Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities:
Asset-Backed Securities	$123,452	$54	$245		$6		$—	$(58,734)	$6,197	$—	$71,220
Collateralized Mortgage Obligations	3,228	—	11		—	(a)	—	(267)	—	—	2,972
Commercial Mortgage-Backed Securities	—	—	—	(a)	—	(a)	—	(254)	326	—	72

Total	$126,680	$54	$256		$6		$—	$(59,255)	$6,523	$—	$74,264

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $341,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$42,461		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (11.75%)
				Constant Default Rate	0.00% - 30.00% (8.93%)
				Yield (Discount Rate of Cash Flows)	2.25% - 7.80% (3.34%)

Asset-Backed Securities	42,461
	—	(a)	Discounted Cash Flow	PSA Prepayment Model	304.00% (304.00%)
				Yield (Discount Rate of Cash Flows)	3.31% (3.31%)

Collateralized Mortgage Obligations	—	(a)

Total	$42,461

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2017, the value of these investments was approximately $31,803,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligation — 0.0% (g)
287	FNMA REMIC, Series 2002-36, Class FS, VAR, 1.524%, 06/25/32 (Cost $287)	290

Daily Demand Notes — 7.4%
	Delaware — 0.4%
	Education — 0.4%
10,410	University of Delaware, Rev., VRDO, 0.670%, 06/01/17	10,410

	Maryland — 0.3%
	Education — 0.3%
6,660	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Issue, Series D, Rev., VRDO, LOC: TD Bank NA, 0.720%, 06/01/17	6,660

	Massachusetts — 2.5%
	Education — 2.0%
46,900	Massachusetts State Health & Educational Facilities Authority, Tufts University, Series N-1, Rev., VRDO, 0.640%, 06/01/17	46,900

	General Obligation — 0.5%
13,000	Commonwealth of Massachusetts, Series B, GO, VRDO, 0.620%, 06/01/17	13,000

	Total Massachusetts	59,900

	Missouri — 0.8%
	Other Revenue — 0.8%
19,085	Missouri Development Finance Board, Nelson Gallery Foundation, Series A, Rev., VRDO, 0.720%, 06/01/17	19,085

	New York — 1.9%
	General Obligation — 1.1%
27,585	City of New York, Fiscal Year 2015, Subseries F-5, GO, VRDO, LIQ: Barclays Bank plc, 0.700%, 06/01/17	27,585

	Water & Sewer — 0.8%
18,870	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series DD-3B, Rev., VRDO, 0.740%, 06/01/17	18,870

	Total New York	46,455

	Ohio — 0.3%
	Hospital — 0.3%
	State of Ohio, University Hospitals Health System, Inc.,
5,000	Series A, Rev., VRDO, 0.980%, 06/01/17	5,000
2,500	Series B, Rev., VRDO, 0.980%, 06/01/17	2,500

	Total Ohio	7,500

	Pennsylvania — 1.0%
	Hospital — 1.0%
23,520	County of Montour, Geisinger Health System, Series B, Rev., VRDO, 0.700%, 06/01/17	23,520

	Texas — 0.2%
	Education — 0.2%
5,365	Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project, Series A, Rev., VRDO, LOC: TD Bank NA, 0.720%, 06/01/17	5,365

	Total Daily Demand Notes (Cost $178,895)	178,895

Monthly Demand Notes — 3.7%
	California — 0.6%
	Other Revenue — 0.6%
	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust,
8,000	Series A-3, Rev., VAR, 1.189%, 07/01/17	8,027
7,000	Series A-4, Rev., VAR, 1.211%, 07/03/17	7,023

	Total California	15,050

	Connecticut — 1.4%
	Education — 1.4%
15,000	State of Connecticut, Health & Educational Facilities Authority, Hartford Healthcare Issue, Series G, Rev., VAR, 1.664%, 07/03/17	14,976
18,775	State of Connecticut, Health & Educational Facility Authority, Series B, Rev., VAR, 1.254%, 07/03/17	18,745

	Total Connecticut	33,721

	Kansas — 0.1%
	Transportation — 0.1%
2,000	State of Kansas, Department of Transportation, Highway, Series B-3, Rev., VAR, 0.944%, 07/03/17	1,999

	Louisiana — 0.6%
	Other Revenue — 0.4%
9,500	State of Louisiana, Gasoline & Fuels Tax, Second Lien Revenue, Libor Index, Series A, Rev., VAR, 1.205%, 07/03/17	9,472

	Water & Sewer — 0.2%
4,690	East Baton Rouge Sewerage Commission, Series A, Rev., VAR, 1.235%, 07/03/17	4,672

	Total Louisiana	14,144

	New Jersey — 0.2%
	Transportation — 0.2%
4,000	New Jersey Turnpike Authority, Series B-3, Rev., VAR, 1.274%, 07/03/17	4,001

	New York — 0.8%
	Transportation — 0.6%
15,000	Triborough Bridge & Tunnel Authority, Subseries B-C, Rev., VAR, 1.104%, 07/03/17	14,887

	Utility — 0.2%
5,000	Long Island Power Authority, Electric System, Series C, Rev., VAR, 1.385%, 07/03/17	5,006

	Total New York	19,893

	Total Monthly Demand Notes (Cost $88,962)	88,808

Municipal Bonds — 79.0% (t)
	Alabama — 0.7%
	Hospital — 0.3%
	Uab Medicine Finance Authority,
1,740	Series B2, Rev., 5.000%, 09/01/28	2,104
2,250	Series B2, Rev., 5.000%, 09/01/29	2,687
2,120	Series B2, Rev., 5.000%, 09/01/30	2,515

		7,306

	Other Revenue — 0.0% (g)
500	Montgomery County Public Building Authority, Revenue Refunding Warrants, Facilities Project, Rev., 5.000%, 03/01/23	592

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.4%
7,675	The Black Belt Energy Gas District Gas Supply, Series A, Rev., VAR, LIQ: Royal Bank of Canada, 4.000%, 06/01/21	8,350

	Total Alabama	16,248

	Alaska — 0.4%
	General Obligation — 0.4%
8,230	State of Alaska, Series A, GO, 5.000%, 08/01/17	8,286

	Utility — 0.0% (g)
500	City of Anchorage, Electric Utilities, Senior Lien, Series A, Rev., 5.000%, 12/01/23	597

	Total Alaska	8,883

	Arizona — 0.6%
	Certificate of Participation/Lease — 0.0% (g)
500	Arizona School Facilities Board, Series A-1, COP, 5.000%, 09/01/19	543

	General Obligation — 0.1%
2,550	City of Scottsdale, GO, 5.000%, 07/01/22	3,020

	Hospital — 0.2%
	Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals,
250	Series A, Rev., 5.000%, 12/01/21	287
3,540	Series A, Rev., 5.000%, 12/01/25	4,230

		4,517

	Other Revenue — 0.0% (g)
	Town of Marana, Excise Tax,
75	Series B, Rev., 4.000%, 07/01/20	81
100	Series B, Rev., 5.000%, 07/01/21	115
100	Series B, Rev., 5.000%, 07/01/22	117
160	Series B, Rev., 5.000%, 07/01/23	192

		505

	Transportation — 0.2%
	Maricopa County, Regional Public Transportation Authority, Excise Tax Revenue, Public Transportation Fund,
1,000	Rev., 5.250%, 07/01/18	1,048
3,100	Rev., 5.250%, 07/01/19	3,376

		4,424

	Water & Sewer — 0.1%
1,000	Pima County, Sewer System, Rev., 5.000%, 07/01/18	1,045

	Total Arizona	14,054

	Arkansas — 0.3%
	Education — 0.1%
	University of Arkansas, Uams Campus,
535	Rev., 5.000%, 03/01/20	592
500	Rev., 5.000%, 03/01/25	614
1,000	Rev., 5.000%, 03/01/26	1,215
1,000	Rev., 5.000%, 03/01/27	1,205

		3,626

	Hospital — 0.1%
1,500	County of Pulaski, Arkansas Children’s Hospital, Rev., 5.000%, 03/01/28	1,816

	Other Revenue — 0.0% (g)
580	City of Little Rock, Hotel & Restaurant, Rev., 5.000%, 07/01/20	645

	Water & Sewer — 0.1%
1,095	City of Fort Smith, Water & Sewer Refunding & Construction, Rev., 5.000%, 10/01/28	1,295
555	City of Little Rock, Sewer, Rev., 5.000%, 10/01/25	671

		1,966

	Total Arkansas	8,053

	California — 19.4%
	Certificate of Participation/Lease — 0.5%
	City of Chula Vista, Police Facility Project,
360	COP, 5.000%, 10/01/21	413
465	COP, 5.000%, 10/01/22	543
1,000	COP, 5.000%, 10/01/23	1,190
140	Goleta Water District, Series A, COP, AGM, 5.000%, 12/01/20	158
	Sweetwater Union High School District,
1,000	COP, 5.000%, 09/01/24	1,213
1,440	COP, 5.000%, 09/01/25	1,767
2,000	COP, 5.000%, 09/01/27	2,468
2,830	COP, 5.000%, 09/01/28	3,465

		11,217

	Education — 0.7%
	California Educational Facilities Authority, Claremont Mckenna College,
1,575	Series A, Rev., 4.000%, 01/01/23	1,803
1,675	Series A, Rev., 4.000%, 01/01/24	1,942
11,505	Regents of the University of California, Series AK, Rev., VAR, 5.000%, 05/15/23	13,878

		17,623

	General Obligation — 7.6%
	Albany Unified School District,
230	GO, 5.000%, 08/01/25	287
760	GO, 5.000%, 08/01/27	948
1,050	Allan Hancock Joint Community College District, GO, 5.000%, 08/01/22	1,246
5,310	City & County of San Francisco, Series A, GO, 5.000%, 06/15/25	6,287
5,845	City of Los Angeles, Series B, GO, 5.000%, 09/01/18	6,149
5,000	County of Los Angeles, Community College District, Series C, GO, 5.000%, 06/01/26	6,316
	County of Sacramento, San Juan Unified School District, Election of 2002,
525	GO, 5.000%, 08/01/17	529
395	GO, 5.000%, 08/01/18	414
860	GO, 5.000%, 08/01/19	936
775	GO, 5.000%, 08/01/20	871
1,000	County of Santa Clara, Moreland School District, GO, 5.000%, 08/01/21	1,157
6,055	County of Santa Clara, San Jose Evergreen Community College District, Series B, GO, 5.000%, 09/01/18	6,373
845	Folsom Cordova Unified School District, School Facilities Improvement District No. 2, GO, 5.000%, 10/01/17	857
1,500	Foothill-De Anza Community College District, GO, 5.000%, 08/01/28	1,832
	Grossmont Healthcare District,
1,225	Series D, GO, 5.000%, 07/15/26	1,500
1,285	Series D, GO, 5.000%, 07/15/27	1,559

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,000	Grossmont Healthcare District, Election of 2006, Series C, GO, 5.000%, 07/15/26	1,224
11,535	Los Angeles Unified School District, Series C, GO, 5.000%, 07/01/21	13,326
	Moulton-Niguel Water District Consolidated,
335	GO, 4.000%, 09/01/17	338
300	GO, 5.000%, 09/01/18	315
	Novato Unified School District,
535	GO, 4.000%, 02/01/22	603
685	GO, 5.000%, 02/01/23	822
870	GO, 5.000%, 02/01/24	1,063
1,500	GO, 5.000%, 08/01/25	1,835
1,800	GO, 5.000%, 08/01/26	2,191
1,200	Oak Grove School District, GO, 5.000%, 08/01/23	1,456
1,770	Placentia-Yorba Linda Unified School District, GO, 5.000%, 08/01/25	2,209
2,000	Salinas Union High School District, GO, BAN, Zero Coupon, 08/01/20	1,895
1,400	San Diego Community College District, GO, 5.000%, 08/01/18	1,469
	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax,
3,825	Series R-3, GO, 5.000%, 07/01/17	3,839
6,310	Series R-3, GO, 5.000%, 07/01/19	6,848
550	San Diego Unified School District, Election of 2012, Series F, GO, 5.000%, 07/01/29	664
	San Francisco Bay Area Rapid Transit District, Election of 2004,
2,735	Series D, GO, 3.000%, 08/01/22	2,973
1,500	Series D, GO, 5.000%, 08/01/27	1,858
1,685	Series D, GO, 5.000%, 08/01/28	2,072
8,580	San Francisco Unified School District, GO, 5.000%, 06/15/18	8,956
5,190	San Francisco Unified School District, Proposition A, Election of 2011, Series B, GO, 5.000%, 06/15/24	6,073
	San Mateo County Community College District,
700	GO, 5.000%, 09/01/25	864
1,095	GO, 5.000%, 09/01/26	1,341
	State of California, Various Purpose,
4,000	GO, 4.000%, 08/01/28	4,547
4,180	GO, 4.000%, 08/01/29	4,698
10,000	GO, 4.000%, 08/01/30	11,082
3,560	GO, 5.000%, 11/01/23	4,332
13,210	GO, 5.000%, 03/01/26	16,194
4,900	GO, 5.000%, 09/01/26	6,148
2,000	GO, 5.000%, 09/01/27	2,312
2,500	GO, 5.000%, 09/01/28	2,884
10,000	GO, 5.000%, 08/01/29	12,210
2,810	Series B, GO, 5.000%, 09/01/23	3,408
	Vacaville Unified School District, Election of 2014,
1,000	Series B, GO, 4.000%, 08/01/19	1,067
250	Series B, GO, 4.000%, 08/01/20	274
300	Series B, GO, 4.000%, 08/01/21	335
275	Series B, GO, 4.000%, 08/01/22	312
	Walnut Valley, Unified School District,
100	GO, 5.000%, 08/01/24	123
150	GO, 5.000%, 08/01/25	187
135	GO, 5.000%, 08/01/26	170
245	GO, 5.000%, 08/01/27	306
10,495	Whittier Union School District, GO, 5.000%, 08/01/23	12,736

		184,820

	Hospital — 2.4%
1,850	California Health Facilities Financing Authority, Cedars-Sinal Medical Center, Rev., 5.000%, 11/15/25	2,304
	California Health Facilities Financing Authority, Kaiser Permanente,
5,000	Series C, Rev., VAR, 5.000%, 11/01/22	5,904
17,420	Series D, Rev., VAR, 5.000%, 11/01/22	20,570
2,500	Subseries A-1, Rev., 5.000%, 11/01/27	3,152
	California Health Facilities Financing Authority, Providence Health & Services,
750	Series A, Rev., 5.000%, 10/01/21	869
1,500	Series A, Rev., 5.000%, 10/01/22	1,778
	California Health Facilities Financing Authority, St. Joseph Health System,
5,000	Series C, Rev., VAR, 5.000%, 10/15/19	5,435
12,870	Series D, Rev., VAR, 5.000%, 10/15/20	14,405
	California Municipal Finance Authority, NorthBay Healthcare Group,
700	Series A, Rev., 2.000%, 11/01/17	701
500	Series A, Rev., 5.000%, 11/01/23	579
800	Series A, Rev., 5.000%, 11/01/24	935
745	Series A, Rev., 5.000%, 11/01/25	877

		57,509

	Housing — 0.2%
4,750	California Statewide Communities Development Authority, LA Puente Park Apartments, Series F, Rev., VAR, 1.200%, 10/01/18	4,755

	Other Revenue — 2.3%
	Alameda County Transport Authority, Sales Tax,
3,095	Rev., 3.000%, 03/01/18	3,145
5,000	Rev., 4.000%, 03/01/19	5,276
5,000	Rev., 4.000%, 03/01/22	5,650
1,240	Rev., 5.000%, 03/01/20	1,377
3,000	Anaheim Housing & Public Improvements Authority, Electric Utility Distribution Systems Refunding & Improvements, Series A, Rev., 5.000%, 10/01/32	3,391
	California Municipal Finance Authority, Biola University,
205	Rev., 4.000%, 10/01/19	218
370	Rev., 5.000%, 10/01/21	423
530	Rev., 5.000%, 10/01/22	619
4,500	California State Public Works Board, Department of General Services, Series F, Rev., 5.000%, 05/01/21	5,160
	Contra Costa County Transportation Authority, Sales Tax,
3,420	Series A, Rev., 4.000%, 03/01/23	3,923
3,830	Series A, Rev., 4.000%, 03/01/25	4,471
2,420	Series A, Rev., 5.000%, 03/01/23	2,917
2,000	Series A, Rev., 5.000%, 03/01/24	2,456
1,250	Series A, Rev., 5.000%, 03/01/25	1,556
1,000	Series B, Rev., 4.000%, 03/01/18	1,024
1,600	Series B, Rev., 5.000%, 03/01/18	1,651
1,750	Series B, Rev., 5.000%, 03/01/19	1,877

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A, Rev., 5.000%, 06/01/21	1,147
	Riverside Community Properties Development, Inc., Riverside County Law Building Project,
640	Rev., 5.000%, 10/15/18	674
780	Rev., 5.000%, 10/15/19	848
	San Diego County Regional Transportation Commission, Sales Tax,
250	Series A, Rev., 5.000%, 04/01/21	288
100	Series A, Rev., 5.000%, 04/01/22	118
	San Francisco Bay Area Rapid Transit District, Sales Tax,
525	Series A, Rev., 5.000%, 07/01/24	648
905	Series A, Rev., 5.000%, 07/01/25	1,133
1,700	San Francisco State Building Authority & Oakland State Building Authority, Elihu M. Harris State Office Building, Series A, Rev., 5.000%, 12/01/22	2,001
1,225	Santa Clara County Financing Authority, Capital Projects, Series A, Rev., 5.000%, 02/01/19	1,309
1,000	Santa Clara Valley Transportation Authority, Sales Tax, Series A, Rev., 5.000%, 04/01/26	1,232
1,000	Sonoma County Transportation Authority, Sales Tax, Rev., 5.000%, 12/01/24	1,238

		55,770

	Prerefunded — 0.1%
1,160	California State Public Works Board, California State University, Series E, Rev., 5.000%, 04/01/19 (p)	1,247

	Transportation — 2.0%
7,550	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C, Rev., VAR, 1.875%, 04/01/19	7,638
10,000	City of Long Beach Harbor, Series C, Rev., 5.000%, 11/15/18	10,601
	City of Los Angeles Department of Airports,
1,590	Series A, Rev., AMT, 5.000%, 05/15/21	1,820
315	Series B, Rev., 4.000%, 05/15/23	360
365	Series B, Rev., 4.000%, 05/15/24	422
1,015	Series C, Rev., 4.000%, 05/15/18	1,047
1,000	Series C, Rev., 5.000%, 05/15/19	1,081
750	Series C, Rev., 5.000%, 05/15/22	882
700	Series C, Rev., 5.000%, 05/15/24	852
3,380	Series D, Rev., AMT, 5.000%, 05/15/22	3,957
2,700	Series D, Rev., AMT, 5.000%, 05/15/27	3,235
1,950	Series D, Rev., AMT, 5.000%, 05/15/28	2,311
2,550	Series D, Rev., AMT, 5.000%, 05/15/29	3,000
9,665	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.000%, 07/01/19	10,496
1,000	Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.000%, 07/01/27	1,225

		48,927

	Utility — 0.7%
	City of Los Angeles Department of Water & Power, Power System,
5,000	Series A, Rev., 4.000%, 07/01/17	5,014
10,000	Series B, Rev., 5.000%, 12/01/18	10,584
1,000	Southern California, Public Power Authority Canyon Power Project, Series A, Rev., 5.000%, 07/01/26	1,154
400	Walnut Energy Center Authority, Series A, Rev., 5.000%, 01/01/23	478

		17,230

	Water & Sewer — 2.9%
	Burlingame Financing Authority Water & Wastewater,
250	Rev., 4.000%, 04/01/20	271
200	Rev., 4.000%, 04/01/21	222
480	Rev., 5.000%, 04/01/24	590
545	Rev., 5.000%, 04/01/25	680
130	California State Department of Water Resources, Central Valley Project Water System, Series AI, Rev., 5.000%, 12/01/17 (p)	133
15,000	California State Department of Water Resources, Power Supply, Series L, Rev., 5.000%, 05/01/19	16,176
	City of Los Angeles Wastewater System Subordinate,
1,500	Series A, Rev., 5.000%, 06/01/18	1,563
1,250	Series A, Rev., 5.000%, 06/01/19	1,353
2,750	Series A, Rev., 5.000%, 06/01/22	3,260
	County of San Mateo, Silicon Valley Clean Water,
400	Rev., 4.000%, 02/01/19	421
320	Rev., 5.000%, 02/01/18	329
400	Rev., 5.000%, 08/01/28	487
390	Rev., 5.000%, 08/01/29	472
	East Bay Municipal Utility District, Wastewater System,
3,000	Series A, Rev., 5.000%, 06/01/20	3,355
2,330	Series B, Rev., 5.000%, 06/01/19	2,521
	Eastern Municipal Water District, Water & Wastewater,
2,530	Series C, Rev., 5.000%, 07/01/21	2,933
1,700	Series C, Rev., 5.000%, 07/01/22	2,023
2,000	Series C, Rev., 5.000%, 07/01/23	2,433
	Metropolitan Water District of Southern California,
4,000	Series A, Rev., 5.000%, 07/01/18	4,182
8,000	Series A, Rev., 5.000%, 07/01/19	8,684
5,000	Series C, Rev., 5.000%, 07/01/18	5,228
6,105	Series C-1, Rev., VAR, 3.000%, 10/01/19	6,349
5,000	Orange County Sanitation District, Wastewater, Series A, Rev., 5.000%, 02/01/30	6,222

		69,887

	Total California	468,985

	Colorado — 1.2%
	Certificate of Participation/Lease — 0.6%
	City of Aurora,
125	COP, 3.000%, 12/01/20	133
300	COP, 4.000%, 12/01/21	334
375	COP, 4.000%, 12/01/22	423
200	COP, 4.000%, 12/01/24	230
550	COP, 5.000%, 12/01/25	677
475	COP, 5.000%, 12/01/28	576
525	COP, 5.000%, 12/01/29	631
375	COP, 5.000%, 12/01/30	449
	City of Longmont,
100	Series A, COP, 5.000%, 12/01/21	115
100	Series A, COP, 5.000%, 12/01/22	117

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Certificate of Participation/Lease — continued
100	Series A, COP, 5.000%, 12/01/24	119
340	City of Westminster, COP, 5.000%, 12/01/25	417
	County of Boulder, Flood Reconstruction Projects,
720	COP, 5.000%, 12/01/22	811
500	COP, 5.000%, 12/01/23	563
500	COP, 5.000%, 12/01/25	562
	County of Eagle,
500	COP, 3.000%, 12/01/18	515
200	COP, 5.000%, 12/01/22	234
	Regional Transportation District,
2,000	Series A, COP, 5.000%, 06/01/23	2,219
1,700	Series A, COP, 5.000%, 06/01/25	1,875
	State of Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement,
250	COP, 3.000%, 06/15/20	264
1,000	COP, 3.000%, 06/15/21	1,066
450	COP, 5.000%, 06/15/23	539
300	COP, 5.000%, 06/15/24	364
615	COP, 5.000%, 06/15/25	755

		13,988

	Education — 0.3%
650	Board of Governors of the University of Colorado, Enterprise System, Series B, Rev., 5.000%, 03/01/29	796
	University of Colorado, University Enterprise,
3,150	Series A, Rev., 5.000%, 06/01/22	3,715
2,300	Series B-1, Rev., 5.000%, 06/01/23	2,770

		7,281

	General Obligation — 0.1%
	Counties of Gunnison, Watershed School District No. 1,
300	GO, 4.000%, 12/01/22	341
500	GO, 5.000%, 12/01/26	603
1,000	Routt County, Colorado School District Re-2 Steamboat Springs Refunding, Series A, GO, 4.000%, 12/01/18	1,046

		1,990

	Hospital — 0.1%
2,620	University of Colorado Hospital Authority, Series C-1, Rev., VAR, 4.000%, 03/01/20	2,780

	Other Revenue — 0.0% (g)
	Denver Convention Center Hotel Authority,
375	Rev., 4.000%, 12/01/19	396
500	Rev., 4.000%, 12/01/20	535

		931

	Water & Sewer — 0.1%
1,000	Board of Water Works of Pueblo, Water, Rev., 2.000%, 11/01/18	1,014

	Total Colorado	27,984

	Connecticut — 1.4%
	General Obligation — 0.5%
	State of Connecticut,
6,500	Series B, GO, 5.000%, 05/15/21	7,321
3,320	Series B, GO, 5.000%, 04/15/28	3,988

		11,309

	Special Tax — 0.9%
	State of Connecticut, Transportation Infrastructure, Special Tax,
4,265	Series A, Rev., 5.000%, 12/01/17	4,354
10,000	Series A, Rev., 5.000%, 09/01/28	11,891
5,750	Series B, Rev., 5.000%, 12/01/17	5,870

		22,115

	Total Connecticut	33,424

	Delaware — 0.0% (g)
	General Obligation — 0.0% (g)
120	State of Delaware, GO, 5.000%, 07/01/19	130

	District of Columbia — 0.4%
	General Obligation — 0.1%
1,485	District of Columbia, Series A, GO, 5.000%, 06/01/28	1,858

	Hospital — 0.2%
	District of Columbia Children’s Hospital,
1,100	Rev., 5.000%, 07/15/20	1,226
500	Rev., 5.000%, 07/15/21	572
850	Rev., 5.000%, 07/15/22	993
2,725	Rev., 5.000%, 07/15/23	3,248

		6,039

	Transportation — 0.1%
1,475	Metropolitan Washington Airports Authority, Airport System, Series C, Rev., 5.000%, 10/01/21	1,704

	Total District of Columbia	9,601

	Florida — 1.1%
	Certificate of Participation/Lease — 0.4%
	School Board of Duval County,
1,035	Series B, COP, 5.000%, 07/01/19	1,117
750	Series B, COP, 5.000%, 07/01/21	858
	Seminole County School Board,
295	Series A, COP, 4.000%, 07/01/18	305
200	Series A, COP, 5.000%, 07/01/19	216
210	Series A, COP, 5.000%, 07/01/20	234
	St. Johns County School Board, Master Lease Program,
1,500	COP, 5.000%, 07/01/19	1,623
2,000	COP, 5.000%, 07/01/20	2,234
1,750	COP, 5.000%, 07/01/21	2,006
750	St. Lucie County School Board, Master Lease Program, Series A, COP, 5.000%, 07/01/19	808

		9,401

	Education — 0.1%
1,660	Board of Governors of the University of Florida, Student Activity, Rev., 5.000%, 07/01/20	1,855

	General Obligation — 0.2%
450	City of Port St. Lucie, GO, 4.000%, 07/01/17	451
1,000	Reedy Creek Improvement District, Series B, GO, 4.000%, 06/01/19	1,058
3,085	The School Board of Miami-Dade County, GO, 5.000%, 03/15/20	3,414

		4,923

	Hospital — 0.0% (g)
150	Miami Beach Health Facilities Authority, Mt Sinai Medical Centre, Rev., 4.000%, 11/15/17	152

	Other Revenue — 0.1%
1,000	Lee County, Rev., 5.000%, 10/01/17	1,014

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	The School Board of Escambia County, Sales Tax,
275	Rev., 5.000%, 09/01/24	334
120	Rev., 5.000%, 09/01/25	147

		1,495

	Prerefunded — 0.2%
230	Florida State Municipal Power Agency, Series A, Rev., 5.000%, 10/01/18 (p)	242
4,500	Hillsborough County Industrial Development Authority, Health Facilities Projects, University Community Hospital, Series A, Rev., 5.625%, 08/15/18 (p)	4,755

		4,997

	Transportation — 0.1%
550	City of Jacksonville, Series B, Rev., 5.000%, 10/01/17	557
	Miami-Dade County Expressway Authority, Toll System,
1,550	Series A, Rev., 5.000%, 07/01/20	1,722
625	Series A, Rev., 5.000%, 07/01/22	727

		3,006

	Total Florida	25,829

	Georgia — 2.8%
	Education — 0.1%
	Gwinnett County Development Authority, Gwinnett College Student Housing Project,
250	Series A, Rev., 5.000%, 07/01/23	296
500	Series A, Rev., 5.000%, 07/01/24	601
725	Series A, Rev., 5.000%, 07/01/25	882
700	Series A, Rev., 5.000%, 07/01/26	854
1,000	Series A, Rev., 5.000%, 07/01/27	1,229

		3,862

	General Obligation — 1.8%
1,065	Bryan County, School District, Sales Tax, GO, 4.000%, 08/01/17	1,071
1,000	City of Atlanta, Series A, GO, 4.000%, 12/01/19	1,075
1,400	County of Sumter, Sales Tax, GO, 4.000%, 12/01/18	1,463
	Douglas County, Sales Tax,
500	GO, 5.000%, 04/01/18	517
1,120	GO, 5.000%, 04/01/19	1,203
	State of Georgia,
6,750	Series E, GO, 5.000%, 12/01/25	8,513
14,800	Series I, GO, 5.000%, 07/01/18	15,466
1,250	Series I, GO, 5.000%, 07/01/19	1,355
8,165	Series I, GO, 5.000%, 07/01/21	9,433
4,270	Series J-2, GO, 4.000%, 11/01/17	4,328

		44,424

	Hospital — 0.2%
5,550	Richmond County Hospital Authority, University Health Services, Inc. Project, Rev., RAN, 3.000%, 01/01/32	5,384

	Housing — 0.1%
	Georgia Housing & Finance Authority, Single Family,
750	Series A-4, Rev., 0.800%, 06/01/17	750
700	Series A-4, Rev., 0.900%, 12/01/17	700

		1,450

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Company Plant, Scherer Project, Rev., VAR, 2.000%, 06/21/18	4,031

	Other Revenue — 0.4%
	Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien,
1,000	Series A-1, Rev., 5.000%, 07/01/27	1,200
1,000	Series A-1, Rev., 5.000%, 07/01/28	1,188
750	Series A-1, Rev., 5.000%, 07/01/29	883
5,000	Fulton County Development Authority, Technology Athletic Association Project, Series A, Rev., 5.000%, 10/01/22	5,823

		9,094

	Total Georgia	68,245

	Guam — 0.0% (g)
	Other Revenue — 0.0% (g)
750	Government of Guam, Limited Obligation Section 30, Series A, Rev., 5.000%, 12/01/18	787

	Hawaii — 1.1%
	General Obligation — 1.1%
	City & County of Honolulu,
1,500	Series A, GO, 5.000%, 10/01/18	1,582
3,700	Series B, GO, 5.000%, 10/01/18	3,904
	State of Hawaii,
10,160	Series DY, GO, 5.000%, 02/01/20	11,235
7,640	Series EF, GO, 5.000%, 11/01/21	8,883

	Total Hawaii	25,604

	Idaho — 0.0% (g)
	Education — 0.0% (g)
565	University of Idaho, Series A, Rev., 5.000%, 04/01/22	660

	Illinois — 2.9%
	Education — 0.3%
5,000	Illinois Educational Facilities Authority, University of Chicago, Series B-2, Rev., VAR, 1.550%, 02/13/20	5,046
	Illinois Finance Authority, Depaul University,
200	Rev., 5.000%, 10/01/23	237
340	Rev., 5.000%, 10/01/24	409
300	Rev., 5.000%, 10/01/25	364
250	Rev., 5.000%, 10/01/28	299

		6,355

	General Obligation — 1.0%
5,000	City of Chicago, Series C, GO, 5.000%, 01/01/22	5,132
4,740	City of Peoria, Tazewell County, Community College District No. 514, Series A, GO, 5.000%, 12/01/19	5,195
5	Cook County Township High School District No. 225, Series A, GO, 5.000%, 12/01/23	6
	County of Dupage, Courthouse Project,
335	GO, 5.000%, 01/01/24	403
525	GO, 5.000%, 01/01/27	640
250	GO, 5.000%, 01/01/28	302

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	County of Winnebago, Public Safety,
3,065	Series A, GO, 4.000%, 12/30/19	3,261
395	Series A, GO, 4.000%, 12/30/19 (p)	424
2,800	DuPage County Forest Preserve District, GO, 5.000%, 01/01/21	3,174
355	Kane & DeKalb Counties Community Unit School District No. 301, GO, 5.000%, 01/01/27	432
2,000	Lake & McHenry Counties Community Unit School District No. 118, GO, 5.000%, 01/01/24	2,358
	Lincoln Land Community College District No. 526,
440	GO, 4.000%, 12/15/22	478
305	GO, 5.000%, 12/15/21	347
300	McHenry County, Woodstock Community Unit School District No. 200, GO, 5.000%, 01/15/21	339
2,500	State of Illinois, GO, 4.000%, 02/01/18	2,526

		25,017

	Hospital — 0.7%
6,000	Illinois Finance Authority, Advocate Health Care, Series A-1, Rev., VAR, 5.000%, 01/15/20	6,573
1,500	Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital, Rev., 5.000%, 08/15/27	1,846
3,750	Illinois Finance Authority, Ascension Health Alliance Senior Credit Group, Series E-2, Rev., VAR, 1.750%, 04/01/21	3,786
2,500	Illinois Finance Authority, Edward-Elmhurst Healthcare, Series A, Rev., 5.000%, 01/01/30	2,853
	Illinois Finance Authority, Silver Cross Hospital & Medical Centers,
150	Series C, Rev., 5.000%, 08/15/21	168
500	Series C, Rev., 5.000%, 08/15/22	570
2,000	Southwestern Illinois Development Authority, Hospital Sisters Services, Inc. Obligated Group, Series A, Rev., 5.000%, 02/15/27	2,404

		18,200

	Other Revenue — 0.1%
1,550	Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital, Rev., 5.000%, 08/15/26	1,897

	Transportation — 0.4%
	City of Chicago, Chicago Midway Airport Second Lien Revenue Refunding,
1,460	Series A, Rev., AMT, 5.000%, 01/01/20	1,597
2,580	Series A, Rev., AMT, 5.000%, 01/01/21	2,898
500	Series B, Rev., 5.000%, 01/01/20	548
5,000	Illinois State Toll Highway Authority, Senior Priority, Series B, Rev., 5.000%, 12/01/17	5,104

		10,147

	Utility — 0.4%
4,000	City of Springfield, Senior Lien Electric, Rev., 5.000%, 03/01/26	4,712
4,500	Illinois Municipal Electric Agency, Power Supply System, Series A, Rev., 5.000%, 02/01/19	4,783

		9,495

	Total Illinois	71,111

	Indiana — 0.7%
	Education — 0.1%
	County of Elkhart, GCS School Building Corp. One, First Mortgage Refunding & Improvement,
300	Rev., 4.000%, 07/15/17	301
265	Rev., 5.000%, 07/15/18	277
1,170	Indiana Finance Authority, Educational Facilities, Indianapolis Museum of Art, Inc. Project, Series B, Rev., 5.000%, 02/01/19	1,239
	New Albany Floyd County School Building Corp.,
700	Rev., 5.000%, 07/15/21	801
835	Rev., 5.000%, 07/15/22	977

		3,595

	Other Revenue — 0.5%
1,000	Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project, Rev., 5.000%, 08/01/23	1,188
	Indiana State Finance Authority State Revolving Fund Program Refunding,
3,080	Series B, Rev., 5.000%, 02/01/18	3,168
5,500	Series B, Rev., 5.000%, 02/01/19	5,878
750	Indiana State Office Building Commission, Indiana State Museum Facility, Series C, Rev., NATL-RE, 5.250%, 07/01/19 (p)	816

		11,050

	Utility — 0.1%
	Indiana Municipal Power Agency, Power Supply System,
1,000	Series A, Rev., 5.000%, 01/01/18	1,024
1,250	Series A, Rev., 5.000%, 01/01/19	1,327

		2,351

	Water & Sewer — 0.0% (g)
620	Evansville Local Public Improvement Bond Bank, Sewage Works Project, Series A, Rev., 5.000%, 07/01/19	668

	Total Indiana	17,664

	Kansas — 0.3%
	General Obligation — 0.0% (g)
200	Butler County, Unified School District No. 375, GO, 4.000%, 09/01/24	221

	Hospital — 0.0% (g)
	University of Kansas Hospital Authority, Health System,
275	Series A, Rev., 5.000%, 03/01/24	332
350	Series A, Rev., 5.000%, 03/01/27	431

		763

	Transportation — 0.2%
3,400	Kansas State Department Transportation Highway, Series C, Rev., 5.000%, 09/01/17	3,436

	Water & Sewer — 0.1%
2,200	City of Wichita, Water & Sewer Utility, Series A, Rev., 5.000%, 10/01/22	2,610

	Total Kansas	7,030

	Kentucky — 0.9%
	Education — 0.5%
	Boyle County Educational Facilities, Centre College,
1,185	Rev., 5.000%, 06/01/24	1,412
1,075	Rev., 5.000%, 06/01/25	1,294
860	Rev., 5.000%, 06/01/26	1,037

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
6,980	University of Kentucky, Series D, Rev., 5.000%, 10/01/21	8,104

		11,847

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,000	County of Carroll, Pollution Control, Kentucky Utilities Company Project, Series A, Rev., VAR, 1.050%, 09/01/19	2,975

	Prerefunded — 0.1%
2,500	Louisville/Jefferson County Metro Government, Health Facilities, Jewish Hospital & St. Mary’s HealthCare, Inc. Project, Rev., 6.125%, 02/01/18 (p)	2,589

	Transportation — 0.2%
1,750	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series A, Rev., 5.000%, 09/01/25	2,129
	Louisville Regional Airport Authority, Airport System,
1,500	Series A, Rev., AMT, 3.000%, 07/01/17	1,503
345	Series B, Rev., 4.000%, 07/01/18	356

		3,988

	Total Kentucky	21,399

	Louisiana — 0.5%
	General Obligation — 0.4%
1,445	City of New Orleans, GO, 3.000%, 12/01/32	1,366
	State of Louisiana,
360	Series A, GO, 5.000%, 08/01/19 (p)	391
7,000	Series B, GO, 5.000%, 11/15/18	7,404

		9,161

	Hospital — 0.1%
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
300	Rev., 3.000%, 05/15/18	305
400	Rev., 5.000%, 05/15/23	471
500	Rev., 5.000%, 05/15/24	597
600	Rev., 5.000%, 05/15/25	719

		2,092

	Other Revenue — 0.0% (g)
670	Jefferson Sales Tax District, Series B, Rev., AGM, 5.000%, 12/01/30	805

	Transportation — 0.0% (g)
100	New Orleans Aviation Board, General Airport, North Terminal Project, Series A, Rev., 5.000%, 01/01/23	117

	Water & Sewer — 0.0% (g)
1,100	City of New Orleans, Rev., 5.000%, 12/01/18	1,161

	Total Louisiana	13,336

	Maine — 0.5%
	General Obligation — 0.5%
	State of Maine,
4,740	Series B, GO, 4.000%, 06/01/17	4,740
6,000	Series B, GO, 5.000%, 06/01/18	6,254

	Total Maine	10,994

	Maryland — 2.5%
	Education — 0.5%
750	State of Maryland, Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Rev., 5.000%, 07/01/22	878
5,540	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/20	6,161
3,455	University System of Maryland, Auxiliary Facility, Series D, Rev., 4.000%, 10/01/24	3,905

		10,944

	General Obligation — 1.8%
2,000	County of Montgomery, Public Improvement, Series A, GO, 5.000%, 08/01/19	2,175
	State of Maryland, State & Local Facilities Loan,
12,795	Series A, GO, 5.000%, 08/01/20	14,388
17,780	Series B, GO, 5.000%, 03/15/18	18,366
7,550	State of Maryland, State & Local Facilities Loan of 2017, First Series, Series A, GO, 5.000%, 03/15/26	9,534

		44,463

	Prerefunded — 0.2%
4,335	State of Maryland, State & Local Facilities Loan, Series C, GO, 5.000%, 03/01/19 (p)	4,642

	Total Maryland	60,049

	Massachusetts — 1.8%
	Education — 0.0% (g)
1,000	Massachusetts Development Finance Agency, Boston College, Series S, Rev., 5.000%, 07/01/17	1,003

	General Obligation — 0.9%
	City of Boston,
6,820	Series A, GO, 5.000%, 03/01/22	8,023
7,360	Series A, GO, 5.000%, 03/01/23	8,868
4,310	Massachusetts State Consolidate Loan of 2014, Series 2, GO, 4.000%, 04/01/18	4,425

		21,316

	Hospital — 0.0% (g)
450	Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group, Series I, Rev., 5.000%, 07/01/18	468
500	Massachusetts State Development Finance Agency, Lahey Health System, Series F, Rev., 5.000%, 08/15/26	559

		1,027

	Other Revenue — 0.2%
3,250	Massachusetts Development Finance Agency, Caregroup, Series H-1, Rev., 5.000%, 07/01/19	3,506

	Prerefunded — 0.3%
7,515	Massachusetts Health & Educational Facilities Authority, Institute of Technology, Series O, Rev., 6.000%, 07/01/18 (p)	7,936

	Transportation — 0.0% (g)
100	Commonwealth of Massachusetts, Rail Enhancement Program, Series A, Rev., 5.000%, 06/01/20	112

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.4%
6,775	Massachusetts Water Pollution Abatement Trust, Rev., 5.000%, 08/01/25	8,490

	Total Massachusetts	43,390

	Michigan — 0.9%
	General Obligation — 0.2%
1,000	Kalamazoo Public Schools, GO, 5.000%, 05/01/22	1,167
	Troy School District, School Building & Site,
875	GO, Q-SBLF, 4.000%, 05/01/18	899
650	GO, Q-SBLF, 5.000%, 05/01/19	699
500	GO, Q-SBLF, 5.000%, 05/01/20	555
550	GO, Q-SBLF, 5.000%, 05/01/21	629
500	GO, Q-SBLF, 5.000%, 05/01/22	585

		4,534

	Hospital — 0.1%
2,250	Michigan State Hospital Finance Authority, Ascension Health Credit Group, Series B-4, Rev., 5.000%, 11/15/27	2,691

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
2,600	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project, Series CC, Rev., VAR, 1.450%, 09/01/21	2,566

	Other Revenue — 0.2%
2,250	Michigan Finance Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/21	2,615
	Michigan Finance Authority, Local Government Loan Program,
1,290	Series B, Rev., 4.000%, 11/01/18	1,341
675	Series B, Rev., 4.000%, 11/01/19	719
455	Series B, Rev., 4.000%, 11/01/20	493

		5,168

	Prerefunded — 0.2%
5,055	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/17 (p)	5,125

	Water & Sewer — 0.1%
350	City of Grand Rapids, Sanitary Sewer System Improvement, Rev., 5.000%, 01/01/22	408
175	City of Wyoming, Water Supply System, Rev., 5.000%, 06/01/24	210

		618

	Total Michigan	20,702

	Minnesota — 1.0%
	Education — 0.3%
	Minnesota Higher Education Facilities Authority,
350	Series L, Rev., 4.000%, 04/01/20	377
400	Series L, Rev., 5.000%, 04/01/23	472
4,500	University of Minnesota, Series A, Rev., 5.750%, 07/01/18 (p)	4,736

		5,585

	General Obligation — 0.5%
11,885	State of Minnesota, Series A, GO, 5.000%, 08/01/18	12,457

	Transportation — 0.1%
	Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport,
750	Series A, Rev., 5.000%, 01/01/18	768
220	Series A, Rev., 5.000%, 01/01/20	242
1,000	Series A, Rev., 5.000%, 01/01/22	1,161

		2,171

	Utility — 0.1%
	Western Minnesota Municipal Power Agency, Power Supply,
1,500	Series A, Rev., 5.000%, 01/01/23	1,782
1,000	Series A, Rev., 5.000%, 01/01/24	1,208

		2,990

	Total Minnesota	23,203

	Mississippi — 0.4%
	Education — 0.1%
1,745	Mississippi State University Educational Building Corp., New Facilities & Refinancing Project, Series A, Rev., 4.000%, 08/01/18	1,807

	General Obligation — 0.1%
2,500	State of Mississippi, Series F, GO, 5.250%, 10/01/23	3,067

	Other Revenue — 0.2%
	Mississippi Development Bank, Rankin County Bond Project,
750	Rev., 5.000%, 03/01/23	886
1,080	Rev., 5.000%, 03/01/24	1,294
1,200	Rev., 5.000%, 03/01/25	1,454

		3,634

	Total Mississippi	8,508

	Missouri — 1.9%
	Certificate of Participation/Lease — 0.1%
1,000	City of Chesterfield, COP, 5.000%, 12/01/21	1,160

	Education — 0.2%
	Health & Educational Facilities Authority,
450	Rev., 4.000%, 10/01/18	468
625	Rev., 4.000%, 10/01/19	666
300	Rev., 4.000%, 10/01/20	327
300	Rev., 4.000%, 10/01/21	333
	Missouri State Health & Educational Facilities Authority, Health Facilities, BJC Health System,
950	Rev., 5.000%, 01/01/18	973
855	Rev., 5.000%, 01/01/19	910
225	Rev., 5.000%, 01/01/21	255

		3,932

	General Obligation — 0.0% (g)
350	County of Clay, North Kansas City School District 74, Refunding & Improvement, Missouri Direct Deposit Program, GO, 5.000%, 03/01/22	412
325	School District of the City of Ladue, GO, 4.000%, 03/01/21	360

		772

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
550	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 07/01/23	622
2,045	State of Missouri, Environmental Improvement & Energy Residual Authority, Water Pollution Control & Drinking Water, Series A, Rev., 5.000%, 01/01/24	2,392

		3,014

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 1.0%
350	City of Springfield, Series A, Rev., 4.000%, 09/01/18	363
17,555	County of Jackson, Harry S. Truman Sports Complex Project, Rev., 5.000%, 12/01/21	20,268
2,010	County of St. Louis, Regional Convention & Sports Complex Authority, Convention & Sports Facility, Series B, Rev., 5.000%, 08/15/19	2,175

		22,806

	Prerefunded — 0.2%
2,895	Kansas City Industrial Development Authority, Series A, Rev., AMBAC, 5.000%, 12/01/17 (p)	2,956
2,205	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 01/01/21 (p)	2,510

		5,466

	Transportation — 0.3%
	Kansas City, Missouri Airport Refunding, General Improvement,
2,500	Series B, Rev., 5.000%, 09/01/17	2,526
1,250	Series B, Rev., 5.000%, 09/01/18	1,312
	Missouri Airport Refunding, Lambert St. Louis International Airport,
1,575	Rev., 5.000%, 07/01/21	1,781
1,000	Rev., 5.000%, 07/01/22	1,152
1,080	Rev., 5.000%, 07/01/23	1,263

		8,034

	Total Missouri	45,184

	Montana — 0.1%
	General Obligation — 0.1%
	State of Montana, Long-Range Building Program,
690	GO, 5.000%, 08/01/21	799
1,000	GO, 5.000%, 08/01/22	1,188
650	Yellowstone County, School District No. 2 Billings, School Building, GO, 5.000%, 06/15/20	727

	Total Montana	2,714

	Nebraska — 0.6%
	Utility — 0.6%
2,000	Central Plains Energy Project, Gas Project No. 3, Rev., 5.000%, 09/01/17	2,019
705	Nebraska Public Power District, Series B, Rev., AGM, 5.000%, 01/01/21	707
9,750	Omaha Public Power District, Electric System, Series A, Rev., 5.000%, 02/01/28	12,000

	Total Nebraska	14,726

	Nevada — 0.1%
	Other Revenue — 0.1%
1,250	County of Clark, Series A, Rev., 4.000%, 07/01/18	1,292

	New Hampshire — 0.4%
	General Obligation — 0.2%
2,880	State of New Hampshire, Series A, GO, 5.000%, 03/01/26	3,538

	Other Revenue — 0.2%
	New Hampshire Municipal Bond Bank,
440	Series A, Rev., 4.000%, 02/15/18	449
900	Series A, Rev., 4.000%, 08/15/18	931
520	Series A, Rev., 5.000%, 02/15/19	556
2,985	Series A, Rev., 5.000%, 08/15/19	3,250

		5,186

	Total New Hampshire	8,724

	New Jersey — 1.2%
	Education — 0.1%
1,040	New Jersey Economic Development Authority, School Facilities Construction, Series A, Rev., 5.250%, 12/15/20	1,089
750	New Jersey Educational Facilities Authority, Rev., 5.000%, 06/01/18	771

		1,860

	General Obligation — 0.8%
	City of Bayonne, State of New Jersey Qualified General Improvement,
680	GO, 5.000%, 07/01/25	809
1,425	GO, 5.000%, 07/01/26	1,700
	County of Passaic,
3,030	GO, 5.000%, 02/01/19	3,234
1,685	GO, 5.000%, 02/01/20	1,860
90	GO, 5.000%, 02/01/21	102
	State of New Jersey,
525	GO, AGM, 4.000%, 02/15/20	562
10,075	Series Q, GO, 5.000%, 08/15/20	11,114
425	Township of South Brunswick, GO, 5.000%, 09/01/22	500

		19,881

	Other Revenue — 0.2%
2,225	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.000%, 09/01/18	2,340
4,000	Tobacco Settlement Financing Corp., Asset-Backed, Series 1A, Rev., 5.000%, 06/01/18	4,014

		6,354

	Prerefunded — 0.1%
1,680	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 6.000%, 12/15/18 (p)	1,810

	Total New Jersey	29,905

	New Mexico — 0.1%
	Housing — 0.1%
2,500	County of Bernalillo, Arroyo Vista Apartments Project, Rev., VAR, 1.400%, 03/01/19	2,505

	Other Revenue — 0.0% (g)
800	New Mexico Finance Authority, Senior Lien Public Project, Series B, Rev., 5.000%, 06/01/21	920

	Total New Mexico	3,425

	New York — 11.7%
	Education — 0.6%
	New York State Dormitory Authority, Columbia University,
585	Series B, Rev., 5.000%, 10/01/21	681
2,500	Series B, Rev., 5.000%, 10/01/23	3,051
500	New York State Dormitory Authority, Fordham University, Series B, Rev., 5.000%, 10/01/24	621
5,000	New York State Dormitory Authority, New York University, Series A, Rev., 5.000%, 07/01/24	6,138

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
1,100	New York State Dormitory Authority, The New School, Series A, Rev., 5.000%, 07/01/24	1,329
	Schenectady County Capital Resource Corp., Union College Project,
960	Rev., 5.000%, 01/01/24	1,162
400	Rev., 5.000%, 01/01/25	491

		13,473

	General Obligation — 1.7%
2,410	Bedford Central School District, GO, 5.000%, 11/15/22	2,883
4,230	City of New York, Fiscal Year 2003, Series C, Subseries C-A, GO, 5.000%, 08/01/17	4,260
3,860	City of New York, Fiscal Year 2012, Subseries G-1, GO, 5.000%, 04/01/20	4,285
3,695	City of New York, Fiscal Year 2013, Series B, GO, 4.000%, 08/01/19	3,933
6,250	City of New York, Fiscal Year 2014, Series K, GO, 5.000%, 08/01/19	6,786
	Counties of Rockland & Orange, Ramapo Central School District,
1,800	GO, 4.000%, 10/15/17	1,822
2,030	GO, 4.000%, 10/15/19	2,172
285	County of Allegany, Public Improvement, GO, 4.000%, 09/15/19	304
	County of Suffolk, Town of Brookhaven,
1,605	GO, 5.000%, 03/15/23	1,942
1,070	GO, 5.000%, 03/15/27	1,378
600	GO, 5.000%, 03/15/28	766
2,025	Hampton Bays Union Free School District, GO, 5.000%, 09/15/22	2,401
1,300	South Orangetown New York Central School District, GO, 5.000%, 12/01/23	1,595
1,500	Town of Brookhaven, GO, 4.000%, 03/15/25	1,740
	Town of East Hampton,
1,000	GO, 5.000%, 05/15/21	1,150
1,000	GO, 5.000%, 05/15/23	1,212
1,550	White Plains City School District, GO, 5.000%, 05/15/24	1,909

		40,538

	Hospital — 0.1%
	Build Resource Corp., The New York Methodist Hospital Project,
1,000	Rev., 5.000%, 07/01/18	1,041
550	Rev., 5.000%, 07/01/21	625
800	Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project, Series B, Rev., 5.000%, 07/01/23	933

		2,599

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,000	New York State Energy Research & Development Authority, Pollution Control, Electric & Gas Corp., Project, Series C, Rev., VAR, 2.000%, 05/01/20	3,008

	Other Revenue — 3.9%
	Battery Park City Authority,
3,450	Series A, Rev., 3.000%, 11/01/18	3,559
2,500	Series A, Rev., 4.000%, 11/01/19	2,691
500	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center, Series A, Rev., 5.000%, 07/15/20	550
500	City of Troy Capital Resources Corp., Rensselaer Polytechnic Institute Project, Rev., 5.000%, 08/01/20	555
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
2,750	Series B, Rev., 5.000%, 02/01/20	3,038
2,120	Subseries A-1, Rev., 5.000%, 11/01/17	2,157
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
1,490	Series A, Subseries A-1, Rev., 5.000%, 11/01/17 (p)	1,516
3,700	Series A, Subseries A-1, Rev., 5.000%, 11/01/20	4,186
	New York City, The Trust for Cultural Resources Museum Modern Art,
3,500	Series 1-E, Rev., 4.000%, 04/01/28	4,056
3,000	Series 1-E, Rev., 4.000%, 04/01/29	3,450
1,750	Series 1-E, Rev., 4.000%, 04/01/30	1,995
5,000	New York Convention Center Development Corp. Hotel Unit Fee Secured, Rev., 5.000%, 11/15/26	6,102
	New York Local Government Assistance Corp., Subordinated Lien,
2,845	Series A-5/6, Rev., 5.000%, 04/01/18	2,944
1,500	Series A-5/6, Rev., 5.500%, 04/01/19	1,625
	New York State Dormitory Authority, State Sales Tax,
3,000	Series A, Rev., 5.000%, 03/15/18	3,099
2,000	Series A, Rev., 5.000%, 03/15/21	2,294
10,180	New York State Environmental Facilities Corp., Green Bonds, Series D, Rev., 5.000%, 09/15/21	11,836
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
8,525	Series A, Rev., 5.000%, 10/15/19	9,340
15,405	Series A, Rev., 5.000%, 10/15/20	17,436
4,800	Series A, Rev., 5.000%, 10/15/22	5,731
4,500	Series A, Rev., 5.000%, 10/15/25	5,560

		93,720

	Prerefunded — 0.7%
4,305	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center, Rev., 6.375%, 01/15/20 (p)	4,898
12,055	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	12,264

		17,162

	Special Tax — 0.8%
1,110	New York State Dormitory Authority, Personal Income Tax, Series G, Rev., 5.000%, 08/15/21	1,286
17,140	New York State Urban Development Corp., General Purpose, Series C, Rev., 5.000%, 03/15/18	17,706

		18,992

	Transportation — 3.6%
	Buffalo & Fort Erie Public Bridge Authority, Toll Bridge System,
465	Rev., 5.000%, 01/01/20	511
815	Rev., 5.000%, 01/01/21	921
	Metropolitan Transportation Authority,
11,000	Series C, Rev., VAR, 4.000%, 11/15/20	11,944
2,770	Series D, Rev., 5.000%, 11/15/18	2,935

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
1,435	Subseries A-1, Rev., 5.000%, 11/15/20	1,626
2,000	Subseries C-1, Rev., 5.000%, 11/15/19	2,195
3,000	Subseries C-1, Rev., 5.000%, 11/15/24	3,666
4,000	Metropolitan Transportation Authority, Green Bonds, Series B-2, Rev., 4.000%, 11/15/32	4,428
12,500	MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.000%, 11/15/46	13,411
	New York State Thruway Authority,
32,125	Series A, Rev., 5.000%, 05/01/19	34,530
4,200	Series J, Rev., 5.000%, 01/01/18	4,299
2,500	Port Authority of New York & New Jersey, Consolidated 185, Rev., AMT, 5.000%, 09/01/17	2,526
5,000	Triborough Bridge & Tunnel Authority, Series B, Rev., 5.000%, 11/15/17	5,097

		88,089

	Water & Sewer — 0.2%
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series EE, Rev., 5.000%, 06/15/19	5,413

	Total New York	282,994

	North Carolina — 1.1%
	Education — 0.4%
6,090	North Carolina Capital Facilities Finance Agency, Duke University Project, Series B, Rev., 5.000%, 10/01/26	7,724
445	Winston-Salem State University Foundation LLC, Rev., AGM, 5.000%, 10/01/23	526

		8,250

	General Obligation — 0.5%
2,230	City of Durham, Series C, GO, 5.000%, 07/01/18	2,330
9,670	State of North Carolina, Series D, GO, 4.000%, 06/01/20	10,531

		12,861

	Hospital — 0.0% (g)
350	Northern Hospital District of Surry County, Health Care Facilities, Rev., 3.000%, 10/01/17	352

	Transportation — 0.2%
	City of Charlotte, Airport Revenue,
1,000	Series C, Rev., 4.000%, 07/01/32	1,094
500	Series C, Rev., 5.000%, 07/01/25	617
1,025	Series C, Rev., 5.000%, 07/01/26	1,275
1,475	Series C, Rev., 5.000%, 07/01/31	1,799

		4,785

	Total North Carolina	26,248

	Ohio — 0.8%
	Education — 0.1%
535	Ohio Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., 4.000%, 12/01/19	574
	Ohio State Higher Educational Facility Commission, Oberlin College,
600	Rev., 4.000%, 10/01/18	624
675	Rev., 4.000%, 10/01/19	721
1,000	Rev., 5.000%, 10/01/20	1,126

		3,045

	General Obligation — 0.2%
4,625	City of Columbus, Unlimited Tax, Various Purpose, Series A, GO, 4.000%, 08/15/27	5,292
300	City of Dublin, Various Purpose, GO, 4.000%, 12/01/28	345

		5,637

	Hospital — 0.2%
375	Akron, Bath & Copley Joint Township Hospital District, Summa Health Obligated Group, Rev., 5.000%, 11/15/21	420
	County of Lake, Hospital Facilities, Lake Hospital System, Inc.,
1,445	Rev., 5.000%, 08/15/23	1,698
1,655	Rev., 5.000%, 08/15/24	1,971

		4,089

	Other Revenue — 0.2%
1,165	County of Cuyahoga, Rev., 5.000%, 12/01/22	1,390
200	RiverSouth Authority, Riversouth Area Redevelopment Refunding, Series A, Rev., 5.000%, 06/01/22	232
	State of Ohio, Capital Facilities Lease-Appropriation,
1,000	Series A, Rev., 5.000%, 10/01/18	1,055
1,000	Series A, Rev., 5.000%, 04/01/23	1,196
875	Series A, Rev., 5.000%, 04/01/24	1,064

		4,937

	Water & Sewer — 0.1%
	Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati,
500	Series A, Rev., 5.000%, 12/01/18	530
640	Series A, Rev., 5.000%, 12/01/19	704
1,375	Series A, Rev., 5.000%, 12/01/21	1,602

		2,836

	Total Ohio	20,544

	Oklahoma — 0.8%
	Education — 0.7%
	Blaine County Educational Facilities Authority, Educational Facilities, Watonga Public Schools Project,
555	Rev., 5.000%, 12/01/18	586
850	Rev., 5.000%, 12/01/19	923
3,900	Canadian County Educational Facilities Authority, Mustang Public Schools Project, Rev., 5.000%, 09/01/26	4,725
1,000	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Moore Public Schools Project, Rev., 5.000%, 06/01/17	1,000
7,380	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Norman Public Schools Project, Rev., 5.000%, 07/01/19	7,954
	Oklahoma County Finance Authority, Educational Facilities, Lease Western Heights Public School Project,
250	Rev., 4.000%, 09/01/18	258
325	Rev., 5.000%, 09/01/19	351
2,000	Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.000%, 09/01/21	2,282

		18,079

	Other Revenue — 0.1%
500	Cleveland County Justice Authority, Sales Tax, Detention Facility Project, Rev., 4.000%, 03/01/20	523

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
700	Oklahoma Capitol Improvement Authority, Agency Facilities, Series C, Rev., 5.000%, 07/01/19	757

		1,280

	Total Oklahoma	19,359

	Oregon — 1.0%
	General Obligation — 0.6%
4,205	Clackamas County School District No. 12, Series B, GO, 5.000%, 06/15/30	5,190
2,000	State of Oregon, Article XI-Q State Projects, Series H, GO, 5.000%, 05/01/21	2,298
7,005	State of Oregon, Tax-Exempt Refunding, Series L, GO, 5.000%, 11/01/19	7,685

		15,173

	Prerefunded — 0.3%
6,210	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.250%, 04/01/19 (p)	6,696

	Transportation — 0.1%
	Port of Portland, International Airport,
1,000	Series 23, Rev., 5.000%, 07/01/23	1,199
1,595	Series 23, Rev., 5.000%, 07/01/24	1,942

		3,141

	Water & Sewer — 0.0% (g)
40	City of Portland, Sewer System, First Lien, Series A, Rev., 5.000%, 10/01/23	49

	Total Oregon	25,059

	Pennsylvania — 3.0%
	Education — 0.7%
1,000	Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project, Rev., VAR, 2.000%, 04/30/20	1,000
5,055	Pennsylvania State Higher Educational Facilities Authority, Trustees of the University, Series B, Rev., 5.000%, 10/01/22	6,016
	State Public School Building Authority, Community College of Philadelphia Project,
2,760	Rev., 5.000%, 06/15/21	3,096
2,625	Rev., 5.000%, 06/15/24	3,065
2,860	State Public School Building Authority, Montgomery County Community College, Rev., 5.000%, 05/01/19	3,061
1,525	State Public School Building Authority, Philadelphia School District Project, Series A, Rev., 5.000%, 06/01/17	1,525

		17,763

	General Obligation — 0.2%
2,200	Commonwealth of Pennsylvania, First Series, GO, 5.000%, 07/01/18	2,297
350	Schuylkill Valley School District, GO, 5.000%, 04/01/22	408
1,045	Souderton Area School District, Series A, GO, 4.000%, 11/15/18	1,090

		3,795

	Hospital — 0.1%
1,225	Lancaster County Hospital Authority, Health System, General Hospital Project, Series B, Rev., 4.000%, 07/01/17 (p)	1,228
1,400	Southcentral General Authority, Hanover Hospital, Inc., Rev., 5.000%, 12/01/26	1,612
380	Southcentral General Authority, Wellspan Health Obligation Group, Series A, Rev., 5.000%, 06/01/24	460

		3,300

	Other Revenue — 0.9%
14,950	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B, Rev., 5.000%, 07/01/21	15,449
5,000	Philadelphia City Municipal Authority, Series A, Rev., 5.000%, 11/15/17	5,095

		20,544

	Water & Sewer — 1.1%
	Allegheny County Sanitary Authority, Sewer,
3,500	Rev., 5.000%, 12/01/21	4,024
3,000	Rev., 5.000%, 12/01/22	3,515
4,000	Rev., 5.000%, 12/01/23	4,768
	City of Philadelphia, Water & Wastewater,
8,530	Series A, Rev., 5.000%, 01/01/20	9,354
1,510	Series A, Rev., 5.000%, 07/01/22	1,763
2,595	Series A, Rev., 5.000%, 07/01/24	3,120
750	Pittsburgh Water & Sewer Authority, First Lien, Series B, Rev., AGM, 4.000%, 09/01/17	756

		27,300

	Total Pennsylvania	72,702

	Rhode Island — 0.2%
	General Obligation — 0.2%
	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan,
1,000	Series A, GO, 5.000%, 10/15/18	1,055
1,475	Series A, GO, 5.000%, 10/15/19 (p)	1,614
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/19	1,094

		3,763

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
590	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Green Bonds, Series A, Rev., 5.000%, 10/01/26	723

	Total Rhode Island	4,486

	South Carolina — 0.4%
	Education — 0.2%
3,840	SCAGO Educational Facilities Corp., School District of Pickens County Project, Rev., 5.000%, 12/01/20	4,308

	General Obligation — 0.1%
	State of South Carolina,
1,310	Series B, GO, 5.000%, 04/01/18	1,355
1,110	Series D, GO, 5.000%, 04/01/18	1,149

		2,504

	Other Revenue — 0.1%
	County of Charleston,
645	Rev., 5.000%, 12/01/18	684
1,000	Rev., 5.000%, 12/01/19	1,098

		1,782

	Total South Carolina	8,594

	South Dakota — 0.1%
	Education — 0.1%
	South Dakota Health & Educational Facilities Authority,
625	Series B, Rev., 4.000%, 11/01/20	681

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
500	Series B, Rev., 4.000%, 11/01/21	553
375	Series B, Rev., 5.000%, 11/01/22	441

		1,675

	Other Revenue — 0.0% (g)
	South Dakota State Building Authority,
500	Series B, Rev., 5.000%, 06/01/19	539
485	Series B, Rev., 5.000%, 06/01/21	554

		1,093

	Total South Dakota	2,768

	Tennessee — 1.2%
	Industrial Development Revenue/Pollution Control Revenue — 1.2%
	Memphis-Shelby County Industrial Development Board,
4,820	Series B, Rev., 5.000%, 11/01/25	5,888
5,000	Series B, Rev., 5.000%, 11/01/26	6,135
8,090	Series B, Rev., 5.000%, 11/01/27	9,833
5,985	Series B, Rev., 5.000%, 11/01/28	7,218

		29,074

	Other Revenue — 0.0% (g)
5	Metropolitan Government of Nashville & Davidson, County Sports Authority, Public Improvement, Rev., 5.000%, 07/01/20	5

	Utility — 0.0% (g)
800	City of Chattanooga, Electric System, Series A, Rev., 5.000%, 09/01/22	949

	Total Tennessee	30,028

	Texas — 5.2%
	Education — 1.0%
1,000	Arlington Higher Education Finance Corp., Uplift Education, Series A, Rev., PSF-GTD, 4.000%, 12/01/29	1,115
790	Austin Community College District, Combined Fee, Series A, Rev., 5.000%, 02/01/21	891
790	Stephen F. Austin State University, Board of Regents, Revenue Financing System, Rev., 4.000%, 10/15/18	822
1,520	Texas A&M University, Financing System, Series B, Rev., 5.000%, 05/15/22	1,797
	Texas State University, Financing System,
5,100	Series A, Rev., 5.000%, 03/15/30	6,224
4,365	Series A, Rev., 5.000%, 03/15/32	5,257
6,735	University of Texas, Financing System, Series I, Rev., 5.000%, 08/15/23	8,153

		24,259

	General Obligation — 1.8%
840	Argyle Independent School District, School Building, GO, PSF-GTD, 3.000%, 08/15/19	876
475	City of Abilene, Taylor & Jones Counties, GO, 5.000%, 02/15/21	540
	City of Colony,
620	GO, 5.000%, 08/15/19	674
610	GO, 5.000%, 08/15/20	684
1,045	City of Denton, GO, 5.000%, 02/15/23	1,251
	City of El Paso, Refunding & Improvement,
530	GO, 5.000%, 08/15/21	611
4,035	GO, 5.000%, 08/15/25	4,965
	City of Fort Worth, Certificates of Obligation,
500	Series A, GO, 4.000%, 03/01/18	512
785	Series A, GO, 4.000%, 03/01/19	827
	City of Fort Worth, Refunding & Improvement, General Purpose,
1,000	GO, 4.000%, 03/01/18	1,024
1,060	GO, 4.000%, 03/01/19	1,117
	City of Lubbock, Waterworks System,
250	Series A, GO, 5.000%, 02/15/22	292
595	Series A, GO, 5.000%, 02/15/23	709
185	City of Mesquite, County of Dallas, GO, 4.000%, 02/15/18	189
355	City of Mesquite, County of Dallas, Certificates of Obligation, GO, 3.000%, 02/15/18	360
2,000	City of San Antonio, General Improvement, GO, 5.000%, 02/01/23	2,363
	County of Travis, Austin Independent School District, Unlimited Tax Refunding,
5,150	GO, NATL-RE, 5.000%, 08/01/17	5,187
1,630	Series B, GO, 5.000%, 08/01/22	1,928
5,000	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, PSF-GTD, 5.000%, 02/15/25	6,173
1,240	Harlandale Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/25	1,516
3,000	Houston Independent School District, Schoolhouse, GO, PSF-GTD, 4.000%, 02/15/32	3,312
	Judson Independent School District,
420	GO, PSF-GTD, 4.000%, 02/01/18	429
595	Series A, GO, 5.000%, 02/01/19	635
500	Katy Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/23	598
1,880	Northside Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/25	2,332
3,000	State of Texas, Transportation Commission Mobility, GO, 5.000%, 10/01/19	3,285
1,155	Ysleta Independent School District, School Building, GO, PSF-GTD, 4.000%, 08/15/33	1,263

		43,652

	Other Revenue — 1.1%
	Austin Convention Enterprises, Inc., Convention Center Hotel First Tier,
500	Series A, Rev., 5.000%, 01/01/21	558
750	Series A, Rev., 5.000%, 01/01/22	853
800	Austin Convention Enterprises, Inc., Convention Center Hotel Second Tier, Series B, Rev., 5.000%, 01/01/21	883
10,755	Harris County, Houston Sports Authority Senior Lien, Series A, Rev., AGM, 5.000%, 11/15/26	12,792
4,700	Lower Colorado River Authority, Series B, Rev., 5.000%, 05/15/23	5,510
5,000	Via Metropolitan Transit Authority, Sales Tax, Rev., 5.000%, 07/15/28	6,199

		26,795

	Prerefunded — 0.3%
5,605	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	6,134

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
60	Lower Colorado River Authority, Series B, Rev., 5.000%, 05/15/22 (p)	70

		6,204

	Transportation — 0.1%
	City of Austin, Airport System,
1,095	Series B, Rev., AMT, 5.000%, 11/15/26	1,322
585	Series B, Rev., AMT, 5.000%, 11/15/27	701
630	Series B, Rev., AMT, 5.000%, 11/15/28	750
	Love Field Airport Modernization Corp.,
500	Rev., AMT, 5.000%, 11/01/18	527
375	Rev., AMT, 5.000%, 11/01/21	429

		3,729

	Utility — 0.4%
	City of Cedar Park, Utility System,
820	Rev., 5.000%, 08/15/21	944
560	Rev., 5.000%, 08/15/22	659
5,000	City of Houston, Utility System Revenue Refunding, Series C, Rev., 5.000%, 05/15/20	5,568
2,000	City of San Antonio, Electric & Gas Systems, Rev., 5.000%, 02/01/26	2,486
	City of Victoria, Utility System,
160	Rev., 2.000%, 12/01/18	163
150	Rev., 2.500%, 12/01/19	155

		9,975

	Water & Sewer — 0.5%
3,520	City of Dallas, Waterworks & Sewer System, Series A, Rev., 5.000%, 10/01/19	3,848
	City of Galveston, Waterworks & Sewer System,
180	Rev., 4.000%, 05/01/18	185
205	Rev., 5.000%, 05/01/19	220
245	Rev., 5.000%, 05/01/20	271
265	Rev., 5.000%, 05/01/21	302
380	Rev., 5.000%, 05/01/24	457
	City of San Antonio, Water System, Junior Lien,
2,670	Series A, Rev., 4.000%, 05/15/34	2,889
1,000	Series E, Rev., 5.000%, 05/15/19	1,077
1,035	North Harris County, Regional Water Authority, Senior Lien, Rev., 5.000%, 12/15/19	1,134
1,500	Trinity River Authority Central Regional Wastewater System, Rev., 5.000%, 08/01/18	1,572

		11,955

	Total Texas	126,569

	Utah — 1.7%
	General Obligation — 0.5%
	State of Utah,
4,925	GO, 5.000%, 07/01/21	5,692
4,855	Series C, GO, 5.000%, 07/01/18	5,074

		10,766

	Other Revenue — 0.2%
	West Valley City Municipal Building Authority,
495	Rev., AGM, 4.000%, 02/01/23	557
500	Rev., AGM, 4.000%, 02/01/24	568
250	Rev., AGM, 5.000%, 02/01/25	304
720	Rev., AGM, 5.000%, 02/01/27	891
1,070	Rev., AGM, 5.000%, 02/01/29	1,302
500	Rev., AGM, 5.000%, 02/01/30	603
500	Rev., AGM, 5.000%, 02/01/31	599

		4,824

	Transportation — 1.0%
	Salt Lake City Corp. Airport Revenue,
1,000	Series A, Rev., AMT, 5.000%, 07/01/22	1,164
5,250	Series A, Rev., AMT, 5.000%, 07/01/29	6,346
5,000	Series A, Rev., AMT, 5.000%, 07/01/31	5,955
5,105	Series A, Rev., AMT, 5.000%, 07/01/32	6,051
4,260	Series A, Rev., AMT, 5.000%, 07/01/33	5,021

		24,537

	Total Utah	40,127

	Vermont — 0.1%
	Education — 0.1%
	University of Vermont & State Agricultural College,
750	Rev., 5.000%, 10/01/21	867
855	Rev., 5.000%, 10/01/22	1,009

		1,876

	Other Revenue — 0.0% (g)
	Vermont Municipal Bond Bank,
545	Series 2, Rev., 5.000%, 12/01/17	557
400	Series 3, Rev., 5.000%, 12/01/21	465

		1,022

	Total Vermont	2,898

	Virginia — 3.3%
	Education — 0.1%
2,900	Virginia Public School Authority, Special Obligation, Rev., 5.000%, 07/15/19	3,148

	General Obligation — 2.1%
3,940	City of Alexandria, Series A, GO, 4.250%, 06/15/18	4,080
5,390	County of Arlington, Series B, GO, 5.000%, 08/15/22	6,407
	County of Fairfax, Public Improvement,
5,590	Series A, GO, 5.000%, 10/01/24	6,808
10,215	Series A, GO, 5.000%, 10/01/25	12,410
6,000	Series A, GO, 5.000%, 10/01/26	7,634
	Henrico County, Public Improvement,
5,115	Series A, GO, 5.000%, 08/01/28	6,518
5,110	Series A, GO, 5.000%, 08/01/29	6,454

		50,311

	Other Revenue — 0.2%
2,150	Fairfax County Economic Development Authority, County Facilities Projects, Series A, Rev., 4.000%, 10/01/18	2,239
1,300	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.000%, 11/01/18	1,376
2,250	Virginia Resources Authority, Infrastructure Pooled Financing Program, Series C, Rev., 5.000%, 11/01/20	2,546

		6,161

	Prerefunded — 0.2%
	Virginia Resources Authority, Clean Water State Revolving Fund,
4,725	Rev., 4.750%, 10/01/17 (p)	4,788

		4,788

	Water & Sewer — 0.7%
	City of Norfolk, Water Revenue,
4,435	Rev., 5.000%, 11/01/17	4,513
1,340	Rev., 5.000%, 11/01/18	1,418
3,190	County of Fairfax, Sewer Revenue, Rev., 5.000%, 07/15/19	3,464
5,615	Fairfax County Water Authority, Series B, Rev., 5.250%, 04/01/24	7,006

		16,401

	Total Virginia	80,809

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Washington — 1.1%
	Certificate of Participation/Lease — 0.3%
	State of Washington, State & Local Agency Real & Personal Property,
2,555	Series D, COP, 5.000%, 07/01/18	2,668
3,125	Series D, COP, 5.000%, 07/01/19	3,379

		6,047

	Education — 0.0% (g)
125	University of Washington, Rev., 1.750%, 04/01/19	127

	General Obligation — 0.5%
	King County Public Hospital District No. 2, Evergreenhealth,
1,370	GO, 5.000%, 12/01/18	1,451
870	GO, 5.000%, 12/01/19	954
1,400	Snohomish County School District No. 002, Everett Refunding, GO, 4.000%, 12/01/17	1,422
7,300	State of Washington, Various Purpose, Series R-2011B, GO, 5.000%, 07/01/17	7,326

		11,153

	Transportation — 0.3%
	Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax,
685	Series S-1, Rev., 5.000%, 11/01/23	836
720	Series S-1, Rev., 5.000%, 11/01/24	891
2,000	Series S-1, Rev., 5.000%, 11/01/34	2,393
4,000	Port of Seattle, Intermediate Lien, Series B, Rev., 5.000%, 03/01/19	4,272

		8,392

	Utility — 0.0% (g)
500	County of Snohomish, Public Utility District No. 1, Electric System, Rev., 5.000%, 12/01/25	620

	Total Washington	26,339

	West Virginia — 0.1%
	Hospital — 0.1%
	Monongalia County Building Commission, Health System,
1,545	Rev., 5.000%, 07/01/18	1,608
1,565	Rev., 5.000%, 07/01/22	1,807

	Total West Virginia	3,415

	Wisconsin — 1.0%
	Certificate of Participation/Lease — 0.1%
	State of Wisconsin, Master Lease,
800	Series A, COP, 5.000%, 09/01/17	808
1,125	Series A, COP, 5.000%, 09/01/18	1,181

		1,989

	Education — 0.3%
5,815	Wisconsin Health & Educational Facilities Authority, Ascension Health Alliance Senior Credit Group, Series B-2, Rev., VAR, 4.000%, 05/30/19	6,134
1,250	Wisconsin Health & Educational Facilities Authority, Thedacare, Inc., Rev., 5.000%, 12/15/20	1,407

		7,541

	General Obligation — 0.1%
1,990	State of Wisconsin, Series A, GO, 5.000%, 05/01/18	2,067

	Prerefunded — 0.4%
8,440	State of Wisconsin, Series A, GO, 5.000%, 05/01/21 (p)	9,686

	Transportation — 0.1%
	County of Milwaukee, Airport,
1,400	Series A, Rev., AMT, 5.000%, 12/01/18	1,478
1,000	Series A, Rev., AMT, 5.000%, 12/01/28	1,184

		2,662

	Total Wisconsin	23,945

	Total Municipal Bonds (Cost $1,871,585)	1,908,727

Quarterly Demand Note — 0.4%
	Maryland — 0.4%
	Hospital — 0.4%
10,000	County of Montgomery, CHE Trinity Health Credit Group, Series MD, Rev., VRDO, 0.950%, 09/01/17 (Cost $10,000)	10,000

Weekly Demand Notes — 6.5%
	California — 0.8%
	Other Revenue — 0.4%
10,800	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series A-1, Rev., VAR, 1.040%, 06/08/17	10,800

	Transportation — 0.4%
9,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series G, Rev., VAR, 1.360%, 06/08/17	9,003

	Total California	19,803

	Colorado — 0.1%
	Transportation — 0.1%
2,500	E-470 Public Highway Authority, Senior LIBOR Index, Series A, Rev., VAR, 1.621%, 06/08/17	2,504

	Connecticut — 0.1%
	General Obligation — 0.1%
1,500	State of Connecticut, SIFMA Index, Series B, GO, VAR, 1.250%, 06/08/17	1,500

	Georgia — 0.3%
	Other Revenue — 0.2%
5,000	Metropolitan Rapid Transit Authority, Sales Tax, Rev., VAR, 1.040%, 06/08/17	5,000

	Water & Sewer — 0.1%
3,000	City of Atlanta, Water & Wastewater, Revenue Refunding, Series A-1, Rev., VAR, 2.210%, 06/08/17	3,024

	Total Georgia	8,024

	Indiana — 0.5%
	Hospital — 0.4%
10,000	Indiana Finance Authority, Trinity Health Credit Group, Series D-1, Rev., VRDO, 0.740%, 06/08/17	10,000

	Other Revenue — 0.1%
1,600	Indiana State Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.760%, 06/08/17	1,600

	Total Indiana	11,600

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Massachusetts — 0.5%
	General Obligation — 0.5%
10,000	Commonwealth of Massachusetts, Subseries D-2, GO, VAR, 1.060%, 06/08/17	10,000

	Transportation — 0.0% (g)
1,200	Massachusetts Bay Transportation Authority, General Transportation System, Series A-2, Rev., VRDO, 0.710%, 06/08/17	1,200

	Total Massachusetts	11,200

	Michigan — 0.2%
	Education — 0.2%
5,000	Regents of the University of Michigan, Series E, Rev., VAR, 1.190%, 06/08/17	5,009

	New Jersey — 0.2%
	Transportation — 0.2%
5,500	New Jersey Transportation Trust Fund Authority, Transportation Program, Series BB-1, Rev., VAR, 1.760%, 06/08/17	5,421

	New York — 0.2%
	Other Revenue — 0.1%
2,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.720%, 06/08/17	2,000

	Transportation — 0.1%
2,500	Metropolitan Transportation Authority, Series D-2, Rev., VAR, 1.120%, 06/08/17	2,499

	Total New York	4,499

	Ohio — 0.6%
	General Obligation — 0.1%
3,300	State of Ohio, Infrastructure Improvement, Series A, GO, VRDO, 0.790%, 06/08/17	3,300

	Hospital — 0.5%
10,800	County of Allen, Mercy Health, Series B, Rev., VAR, 1.510%, 06/08/17	10,795

	Total Ohio	14,095

	Oklahoma — 0.1%
	Utility — 0.1%
1,785	Oklahoma Municipal Power Authority, SIFMA Index, Series A, Rev., VAR, 1.560%, 06/08/17	1,783

	Oregon — 0.2%
	Hospital — 0.2%
5,000	Oregon State Facilities Authority, Providence Health & Services, Series C, Rev., VAR, 1.640%, 06/08/17	4,999

	Pennsylvania — 0.4%
	Transportation — 0.4%
	Pennsylvania Turnpike Commission,
5,000	Series A, Rev., VAR, 1.440%, 06/08/17	4,996
1,525	Series A-2, Rev., VAR, 1.260%, 06/08/17	1,524
2,500	Subseries A-2, Rev., VAR, 1.560%, 06/08/17	2,500

	Total Pennsylvania	9,020

	Texas — 1.8%
	Education — 0.3%
7,500	County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital, Series 3, Rev., VAR, 1.582%, 06/08/17	7,579

	General Obligation — 0.7%
17,500	State of Texas, Transportation Commission Mobility, Series B, GO, VAR, 1.140%, 06/08/17	17,494

	Transportation — 0.5%
	Harris County, Toll Road, Senior Lien,
3,200	Series A, Rev., VAR, 1.390%, 06/08/17	3,200
2,500	Series A, Rev., VAR, 1.540%, 06/08/17	2,502
6,000	North Texas Tollway Authority System, First Tier, Series C, Rev., VAR, 1.430%, 06/08/17	5,972

		11,674

	Utility — 0.3%
7,500	City of San Antonio, Electric & Gas Systems, Junior Lien, Series B, Rev., VAR, 1.140%, 06/08/17	7,492

	Total Texas	44,239

	Washington — 0.5%
	Other Revenue — 0.2%
5,000	Central Puget Sound Regional Transit Authority, Sales Tax, Series S-2A, Rev., VAR, 1.460%, 06/08/17	5,003

	Utility — 0.3%
7,500	City of Seattle, Municipal Light & Power, Series B-1, Rev., VAR, 1.440%, 06/08/17	7,500
1,000	Grant County Public Utility District No. 2, Electric System, Series K, Rev., VAR, 1.080%, 06/08/17	1,001

		8,501

	Total Washington	13,504

	Total Weekly Demand Notes (Cost $157,036)	157,200

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.7%
	Investment Company — 3.7%
90,353	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $90,353)	90,353

	Total Investments — 100.7% (Cost $2,397,118)	2,434,273
	Liabilities in Excess of Other Assets — (0.7)%	(18,090)

	NET ASSETS — 100.0%	$2,416,183

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
COP	—	Certificate of Participation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SCAGO	—	South Carolina Association of Governmental Organizations
SIFMA	—	Securities Industry and Financial Markets Association
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2017.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,763
Aggregate gross unrealized depreciation	(1,608)

Net unrealized appreciation/depreciation	$37,155

Federal income tax cost of investments	$2,397,118

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$90,353	$2,343,920	$—	$2,434,273

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — 5.3%
	New York — 4.2%
	General Obligation — 2.6%
3,500	City of New York, Fiscal Year 2006, Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.720%, 06/01/17	3,500
5,000	City of New York, Fiscal Year 2014, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.720%, 06/01/17	5,000

		8,500

	Water & Sewer — 1.6%
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-4, Rev., VRDO, 0.710%, 06/01/17	5,000

	Total New York	13,500

	Texas — 1.1%
	Industrial Development Revenue/Pollution Control Revenue — 1.1%
3,500	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, Mobil Oil Corp. Project, Series 2010, Rev., VRDO, 0.700%, 06/01/17	3,500

	Total Daily Demand Notes (Cost $17,000)	17,000

Municipal Bonds — 91.8% (t)
	Alabama — 0.7%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	Alabama Capital Region Solid Waste Disposal Authority, Tax-Exempt Solid Waste Disposal, IREP-Montgomery MRF, LLC Project, Series A, Rev., AMT, 4.500%, 06/15/34	1,018

	Other Revenue — 0.4%
1,000	Montgomery County Public Building Authority, Warrants, Facilities Project, Rev., 5.000%, 03/01/29	1,168

	Total Alabama	2,186

	Alaska — 4.2%
	Prerefunded — 1.8%
	Alaska Municipal Bond Bank Authority,
70	Rev., 5.750%, 09/01/18 (p)	74
2,430	Rev., 5.750%, 09/01/18 (p)	2,577
1,745	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 6.000%, 09/01/19 (p)	1,937
1,005	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Unrefunded Balance, Rev., AGC, 6.000%, 09/01/19 (p)	1,116

		5,704

	Utility — 2.4%
	Alaska Energy Authority, Power, Bradley Lake Hydroelectric Project, Fourth Series,
3,485	Rev., AGM, 6.000%, 07/01/17	3,500
3,915	Rev., AGM, 6.000%, 07/01/19	4,303

		7,803

	Total Alaska	13,507

	Arkansas — 0.1%
	Education — 0.1%
185	Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus, Series A, Rev., 5.000%, 11/01/37	218

	California — 20.4%
	Certificate of Participation/Lease — 0.5%
1,500	Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project, COP, AGM, 5.000%, 06/01/33	1,675

	Education — 0.7%
500	California Educational Facilities Authority, Claremont McKenna College, Series A, Rev., 4.000%, 01/01/39	524
1,640	California State University, Systemwide, Series A, Rev., 3.125%, 11/01/36	1,644

		2,168

	General Obligation — 7.0%
585	Alta Loma School District, Series A, GO, 5.000%, 08/01/32	714
30	County of Santa Clara, Campbell Union High School District, GO, 3.000%, 08/01/31	31
5,000	Los Angeles Unified School District, Series D, GO, 5.000%, 01/01/34	5,405
1,000	Mount San Antonio Community College District, GO, BAN, Zero Coupon, 04/01/22	926
7,150	Mount San Antonio Community College District, Election of 2008, Series A, GO, Zero Coupon, 08/01/43	5,549
	Pittsburg Unified School District,
1,025	GO, 4.000%, 08/01/32	1,133
1,640	GO, 4.000%, 08/01/36	1,764
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	56
2,690	Santa Maria Joint Union High School District, Santa Barbara & San Luis Obispo, GO, Zero Coupon, 08/01/37	1,068
100	Santa Monica-Malibu Unified School District, GO, 4.000%, 08/01/21	112
5,000	State of California, Various Purpose, GO, 6.500%, 04/01/33	5,508

		22,266

	Hospital — 2.1%
2,170	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.000%, 11/15/28	2,621
1,030	California Health Facilities Financing Authority, Providence St. Joseph Health, Series A, Rev., 4.000%, 10/01/47	1,063
1,225	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.000%, 11/15/41	1,401
	California Public Finance Authority, Henry Mayo Newhall Hospital,
500	Rev., 5.000%, 10/15/37	551
1,000	Rev., 5.000%, 10/15/47	1,088

		6,724

	Other Revenue — 0.4%
1,280	San Francisco Bay Area Rapid Transit District, Sales Tax, Series A, Rev., 4.000%, 07/01/33	1,400

	Prerefunded — 3.2%
40	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	43

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	2,108
7,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.250%, 05/15/19 (p)	8,133

		10,284

	Transportation — 1.1%
1,250	City of Los Angeles, Department of Airports, Series A, Rev., AMT, 5.000%, 05/15/38	1,404
1,000	Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.000%, 07/01/27	1,225
805	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	847

		3,476

	Utility — 3.6%
	City of Los Angeles, Department of Water & Power, Power System,
1,700	Series A, Rev., 5.000%, 07/01/35	2,035
375	Series B, Rev., 5.000%, 07/01/36	441
610	Series D, Rev., 5.000%, 07/01/33	716
2,500	Subseries A-1, Rev., 5.250%, 07/01/38	2,619
2,450	East Bay Municipal Utility District, Wastewater System, Series A, Rev., 5.000%, 06/01/36	2,899
2,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	2,251
595	Northern California Transmission Agency, Transmission Project, Series A, Rev., 5.000%, 05/01/31	711

		11,672

	Water & Sewer — 1.8%
515	East Bay Municipal Utility District Water System, Green Bonds, Series B, Rev., 5.000%, 06/01/33	614
3,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/32	3,010
	Orange County Water District,
1,145	Series A, Rev., 5.000%, 08/15/29	1,425
650	Series A, Rev., 5.000%, 08/15/34	786

		5,835

	Total California	65,500

	Colorado — 4.1%
	Certificate of Participation/Lease — 2.2%
4,655	Adams County, Colorado Refunding & Improvement, COP, 4.000%, 12/01/40	4,860
2,000	State of Colorado, Building Excellent Schools Today, Series G, COP, 5.000%, 03/15/32	2,228

		7,088

	Education — 0.0% (g)
150	Board of Governors of the University of Colorado, Enterprise System, Series E-1, Rev., 5.000%, 03/01/35	173

	Hospital — 0.7%
1,095	Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.000%, 01/15/45	1,134
1,000	Denver Health & Hospital Authority, Series A, Rev., 5.250%, 12/01/45	1,078

		2,212

	Prerefunded — 1.2%
	Colorado Water Resources & Power Development Authority, Water & Wastewater Utility Enterprise Project,
1,000	Series A, Rev., AGC, 5.125%, 12/01/18 (p)	1,063
1,000	Series A, Rev., AGC, 5.250%, 12/01/18 (p)	1,064
1,500	University of Colorado, University Enterprise, Series A, Rev., 5.375%, 06/01/19 (p)	1,630

		3,757

	Total Colorado	13,230

	Delaware — 0.5%
	Education — 0.3%
	The Delaware Economic Development Authority, Newark Charter School, Inc. Project,
500	Series A, Rev., 5.000%, 09/01/36	535
500	Series A, Rev., 5.000%, 09/01/46	528

		1,063

	Hospital — 0.2%
555	Delaware State Economic Development Authority, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	572

	Total Delaware	1,635

	District of Columbia — 2.3%
	Education — 0.4%
	District of Columbia,
500	Series A, Rev., 6.000%, 07/01/43	580
500	Series A, Rev., 6.000%, 07/01/48	578

		1,158

	General Obligation — 1.9%
	District of Columbia,
1,500	Series A, GO, 5.000%, 06/01/37	1,792
3,965	Series B, GO, NATL-RE, 6.000%, 06/01/19	4,359

		6,151

	Total District of Columbia	7,309

	Florida — 3.0%
	General Obligation — 0.9%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	3,054

	Hospital — 0.1%
215	Orange County Health Facilities Authority, Series B, Rev., 4.000%, 10/01/45	220

	Transportation — 1.1%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, 6.000%, 10/01/18	3,401

	Utility — 0.9%
2,820	Tohopekaliga Water Authority, Utility System Revenue, Series A, Rev., 4.000%, 10/01/41	2,998

	Total Florida	9,673

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Georgia — 1.4%
	Hospital — 1.4%
3,845	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26	4,499

	Hawaii — 1.5%
	General Obligation — 1.5%
1,970	City & County of Honolulu, Series A, GO, 5.000%, 10/01/37	2,311
2,000	State of Hawaii, Series FK, GO, 5.000%, 05/01/27	2,519

	Total Hawaii	4,830

	Illinois — 2.8%
	Education — 0.6%
1,750	Chicago Public Building Commission, Board of Education, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	1,953

	General Obligation — 1.1%
295	Cook County Forest Preserve District, Limited Tax Project, Series B, GO, 5.000%, 12/15/37	318
3,000	State of Illinois, GO, 5.500%, 07/01/38	3,153

		3,471

	Transportation — 1.1%
1,500	Chicago O’Hare International Airport, General Airport, Third Lien, Series A, Rev., NATL-RE, 5.750%, 01/01/39	1,695
1,780	Regional Transportation Authority, Series D, Rev., NATL-RE, 7.750%, 06/01/19	1,897

		3,592

	Total Illinois	9,016

	Indiana — 1.4%
	Other Revenue — 1.4%
4,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.000%, 02/01/30	4,506

	Louisiana — 0.7%
	Hospital — 0.4%
1,150	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.000%, 05/15/47	1,273

	Other Revenue — 0.3%
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.250%, 05/15/35	1,092

	Total Louisiana	2,365

	Maine — 2.0%
	Prerefunded — 2.0%
	Maine Turnpike Authority,
5,675	Rev., 6.000%, 07/01/19 (p)	6,261

	Maryland — 0.6%
	General Obligation — 0.6%
1,420	Baltimore County, Consolidated Public Improvement, GO, 5.000%, 08/01/26	1,762

	Massachusetts — 3.9%
	General Obligation — 3.9%
	Commonwealth of Massachusetts,
1,500	Series A, GO, 5.000%, 03/01/32	1,760
4,135	Series B, GO, 5.000%, 07/01/28	5,285
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2016, Series J, GO, 4.000%, 12/01/39	5,304

		12,349

	Water & Sewer — 0.0% (g)
80	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.250%, 08/01/28	104

	Total Massachusetts	12,453

	Michigan — 0.5%
	Transportation — 0.5%
1,500	Michigan State Trunk Line, Rev., 5.000%, 11/15/36	1,693

	Minnesota — 0.7%
	Education — 0.5%
	Minnesota Higher Education Facilities Authority, Carleton College,
1,000	Rev., 4.000%, 03/01/32	1,100
500	Rev., 4.000%, 03/01/33	547

		1,647

	Utility — 0.2%
	City of Rochester, Electric Utility,
65	Series A, Rev., 5.000%, 12/01/27	80
350	Series A, Rev., 5.000%, 12/01/28	430

		510

	Total Minnesota	2,157

	Mississippi — 0.4%
	Water & Sewer — 0.4%
1,000	Mississippi Development Bank, Water & Sewer System Project, Special Obligation, Rev., AGM, 6.875%, 12/01/40	1,285

	Montana — 0.1%
	Prerefunded — 0.1%
400	City of Helena, COP, 5.000%, 01/01/19 (p)	426

	Nebraska — 0.2%
	Utility — 0.2%
	Public Power Generation Agency, Whelan Energy Center Unit 2,
185	Series A, Rev., 5.000%, 01/01/34	213
280	Series A, Rev., 5.000%, 01/01/41	317

	Total Nebraska	530

	New Jersey — 2.2%
	Housing — 0.1%
160	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series AA, Rev., 6.375%, 10/01/28	165

	Transportation — 2.1%
10,355	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	3,769
2,670	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Series A-1, Rev., 5.000%, 06/15/27	2,934

		6,703

	Total New Jersey	6,868

	New York — 13.6%
	Education — 0.4%
1,025	State Dormitory Authority, New York University, Series A, Rev., 5.000%, 07/01/28	1,273

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.3%
820	Gorham-Middlesex Central School District, GO, 3.000%, 06/15/21	874

	Other Revenue — 4.4%
	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center,
625	Series A, Rev., 5.000%, 07/15/26	745
565	Series A, Rev., 5.000%, 07/15/28	669
1,750	Hudson Yards Infrastructure Corp., Series A, Rev., 5.000%, 02/15/42	2,046
270	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Subseries E-1, Rev., 5.000%, 02/01/35	308
	New York Convention Center Development Corp., Subordinated Lien Hotel Unit fee,
2,000	Series B, Rev., Zero Coupon, 11/15/36	957
10,000	Series B, Rev., Zero Coupon, 11/15/55	1,995
6,500	Series B, Rev., Zero Coupon, 11/15/56	1,244
	New York Counties Tobacco Trust VI Tobacco Settlement Pass-Through Bonds,
300	Series B, Rev., 5.000%, 06/01/25	360
150	Series B, Rev., 5.000%, 06/01/28	175
155	Series B, Rev., 5.000%, 06/01/29	177
4,450	New York State Dormitory Authority, Sales Tax, Series A, Rev., 5.000%, 03/15/26	5,507

		14,183

	Prerefunded — 0.4%
1,150	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.750%, 06/15/18 (p)	1,209

	Transportation — 4.9%
	Metropolitan Transportation Authority,
250	Series D, Rev., 5.000%, 11/15/29	303
400	Series D, Rev., 5.000%, 11/15/30	483
400	Series D, Rev., 5.000%, 11/15/31	481
1,195	MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.000%, 11/15/46	1,282
10,925	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	13,360

		15,909

	Utility — 1.5%
4,250	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/41	4,921

	Water & Sewer — 1.7%
3,030	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.750%, 06/15/40	3,184
1,750	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects—Second Resolution, Series A, Rev., 5.000%, 06/15/37	2,105
35	Water Authority of Great Neck North, New York Water System, Series A, Rev., 4.000%, 01/01/30	40

		5,329

	Total New York	43,698

	North Dakota — 0.0% (g)
	General Obligation — 0.0% (g)
30	West Fargo Public School District No. 6, Series A, GO, 3.000%, 05/01/25	32

	Ohio — 2.1%
	Education — 0.6%
	Miami University, A State University of Ohio,
375	Rev., 5.000%, 09/01/29	454
500	Rev., 5.000%, 09/01/30	602
650	Rev., 5.000%, 09/01/31	777

		1,833

	General Obligation — 0.7%
	Greenville City School District, School Improvement,
1,000	GO, 5.250%, 01/01/38	1,120
1,000	GO, 5.250%, 01/01/41	1,119

		2,239

	Hospital — 0.3%
1,000	County of Warren, Otterbein Homes Obligated Group, Healthcare Facilities, Series A, Rev., 5.500%, 07/01/39	1,122

	Prerefunded — 0.5%
	County of Richland, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/18 (p)	537
400	GO, AGC, 6.000%, 12/01/18 (p)	430
650	GO, AGC, 6.125%, 12/01/18 (p)	701

		1,668

	Total Ohio	6,862

	Oklahoma — 2.1%
	Other Revenue — 0.8%
2,400	The Edmond Public Works Authority, Sales Tax And Utility System, Rev., 4.000%, 07/01/41	2,535

	Prerefunded — 0.7%
2,000	Oklahoma City Water Utilities Trust, Water & Sewer System, Series A, Rev., 5.000%, 07/01/19 (p)	2,166

	Transportation — 0.6%
1,665	Oklahoma Turnpike Authority, Turnpike System, Second Senior, Series A, Rev., 5.000%, 01/01/37	1,941

	Total Oklahoma	6,642

	Oregon — 0.2%
	Water & Sewer — 0.2%
400	City of Portland, Sewer System, First Lien, Series A, Rev., 5.000%, 06/01/26	490

	Pennsylvania — 0.6%
	Education — 0.0% (g)
20	University of Pittsburgh—of the Commonwealth System of Higher Education, University Capital Project, Series A, Rev., 4.000%, 09/15/36	21

	General Obligation — 0.3%
	City of Pittsburgh,
730	GO, 4.000%, 09/01/31	796
120	GO, 4.000%, 09/01/33	129

		925

	Hospital — 0.3%
	Lancaster County Hospital Authority, Health Center, Masonic Villages Project,
510	Rev., 5.000%, 11/01/36	576
250	Rev., 5.000%, 11/01/37	282

		858

	Total Pennsylvania	1,804

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	South Carolina — 6.4%
	General Obligation — 0.1%
200	Anderson County South Carolina School District No. 5, GO, SCSDE, 5.000%, 03/01/27	247

	Prerefunded — 3.2%
9,515	Laurens County School District No. 056, GO, AGC, SCSDE, 6.125%, 03/01/19 (p)	10,371

	Utility — 3.0%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	4,463
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.750%, 01/01/20	5,230

		9,693

	Water & Sewer — 0.1%
270	City of Anderson, South Carolina Water & Sewer System, Rev., 5.000%, 07/01/29	326

	Total South Carolina	20,637

	South Dakota — 0.1%
	Other Revenue — 0.1%
300	South Dakota State Building Authority, Series A, Rev., 5.000%, 06/01/22	352

	Texas — 8.6%
	Education — 2.1%
	Clifton Higher Education Finance Corp., Idea Public Schools,
1,250	Rev., 6.000%, 08/15/33	1,438
500	Series B, Rev., 4.000%, 08/15/23	544
345	Series B, Rev., 5.000%, 08/15/24	399
460	Series B, Rev., 5.000%, 08/15/25	533
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital,
1,000	Rev., 5.125%, 09/01/33	1,120
2,300	Rev., 5.500%, 09/01/43	2,582
210	University of Texas System, Series A, Rev., 5.000%, 07/01/31	251

		6,867

	General Obligation — 0.2%
535	City of Carrollton, GO, 5.000%, 08/15/26	579

	Hospital — 0.5%
1,375	Harris County Health Facilities Development Corp., Texas Children’s Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,454

	Prerefunded — 3.3%
4,435	Canyon Regional Water Authority, Wells Ranch Project, Rev., AMBAC, 5.125%, 08/01/17 (p)	4,467
2,200	City of Forney, Independent School District, Series A, GO, PSF-GTD, 5.750%, 08/15/18 (p)	2,327
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	3,830

		10,624

	Transportation — 1.4%
1,965	Dallas-Fort Worth International Airport, Joint Improvement, Series A, Rev., 5.000%, 11/01/42	2,164
2,000	North Texas Tollway Authority, Special Projects System, Series A, Rev., 6.000%, 09/01/41	2,350

		4,514

	Utility — 0.0% (g)
35	City of San Antonio, Electric & Gas Systems, Rev., 5.000%, 02/01/32	42

	Water & Sewer — 1.1%
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,543

	Total Texas	27,623

	Utah — 0.0% (g)
	Other Revenue — 0.0% (g)
110	Utah Infrastructure Agency Telecommunications And Franchise Tax, Rev., 4.000%, 10/15/40	116

	Virginia — 0.5%
	Transportation — 0.5%
	Capital Region Airport Commission (Richmond International Airport),
350	Series A, Rev., 4.000%, 07/01/35	376
350	Series A, Rev., 4.000%, 07/01/36	375
750	Series A, Rev., 4.000%, 07/01/38	801

	Total Virginia	1,552

	Washington — 3.9%
	Education — 1.9%
5,430	Western Washington University, Housing & Dining System, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	6,179

	General Obligation — 0.4%
1,000	State of Washington, Various Purpose, Series C, GO, 5.000%, 02/01/34	1,179

	Prerefunded — 1.6%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.000%, 08/15/18 (p)	5,235

	Total Washington	12,593

	Total Municipal Bonds (Cost $274,024)	294,310

SHARES
Short-Term Investment — 1.4%
	Investment Company — 1.4%
4,467	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $4,467)	4,467

	Total Investments — 98.5% (Cost $295,491)	315,777
	Other Assets in Excess of Liabilities — 1.5%	4,927

	NET ASSETS — 100.0%	$320,704

Percentages indicated are based on net assets.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(60)	10 Year U.S. Treasury Note	09/20/17	USD	$(7,578)	$(35)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2017.
(b)		Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)		Amount rounds to less than 0.05%.
(l)		The rate shown is the current yield as of May 31, 2017.
(p)		Security is prerefunded or escrowed to maturity.
(t)		The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,951
Aggregate gross unrealized depreciation	(1,665)

Net unrealized appreciation/depreciation	$20,286

Federal income tax cost of investments	$295,491

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,467	$311,310	$—	$315,777

Depreciation in Other Financial Instruments
Futures Contracts	$(35)	$—	$—	$(35)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 11.8%
4,000	Financing Corp. STRIPS, 1.397%, 11/30/17 (n)	3,976
3,720	New Valley Generation I, 7.299%, 03/15/19	3,890
1,703	New Valley Generation II, 5.572%, 05/01/20	1,823

	Total U.S. Government Agency Securities (Cost $9,645)	9,689

U.S. Treasury Obligations — 87.3%
	U.S. Treasury Note,
8,500	0.625%, 04/30/18	8,455
675	0.875%, 07/31/19	669
1,325	1.000%, 06/30/19	1,317
2,000	1.000%, 08/31/19	1,986
3,000	1.125%, 03/31/20	2,976
4,000	1.125%, 07/31/21	3,912
9,000	1.250%, 10/31/18	9,002
4,000	1.250%, 02/29/20	3,983
3,000	1.375%, 08/31/20	2,987
8,000	1.500%, 10/31/19	8,031
8,000	1.750%, 10/31/18	8,058
4,500	2.000%, 02/28/21	4,567
5,000	2.125%, 08/31/20	5,097
2,000	2.125%, 01/31/21	2,038
7,000	2.625%, 11/15/20	7,251
1,000	3.125%, 05/15/21	1,057

	Total U.S. Treasury Obligations (Cost $71,491)	71,386

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
546	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.630% (b) (l) (Cost $546)	546

	Total Investments — 99.8% (Cost $81,682)	81,621
	Other Assets in Excess of Liabilities — 0.2%	169

	NET ASSETS — 100.0%	$81,790

Percentages indicated are based on net assets.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$222
Aggregate gross unrealized depreciation	(283)

Net unrealized appreciation/depreciation	$(61)

Federal income tax cost of investments	$81,682

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$546	$81,075	$—	$81,621

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 35.2%
	FFCB — 2.3%
100,000	DN, 0.621%, 07/13/17 (n)	99,928
100,000	DN, 0.641%, 08/03/17 (n)	99,888
50,000	DN, 0.812%, 08/31/17 (n)	49,898
165,000	VAR, 0.864%, 06/14/17	164,997
80,000	VAR, 0.985%, 06/01/17	79,999
203,000	VAR, 0.995%, 06/21/17	202,990
153,000	VAR, 1.024%, 06/25/17	152,990
119,100	VAR, 1.039%, 06/13/17	119,110
400,000	VAR, 1.059%, 06/27/17	400,000
250,000	VAR, 1.062%, 06/16/17	249,968
500,000	VAR, 1.085%, 06/02/17	499,967
375,000	VAR, 1.094%, 06/19/17	375,000
275,000	VAR, 1.102%, 06/05/17	274,999
350,000	VAR, 1.104%, 06/29/17	350,000
300,000	VAR, 1.170%, 06/01/17	300,000
36,425	VAR, 1.193%, 06/26/17	36,491

		3,456,225

	FHLB — 29.2%
515,995	0.625%, 10/26/17	515,703
110,000	DN, 0.650%, 06/05/17 (n)	109,992
500,000	DN, 0.702%, 09/18/17 (n)	498,940
181,500	DN, 0.842%, 09/20/17 (n)	181,030
220,000	DN, 1.005%, 12/06/17 (n)	218,851
500,000	VAR, 0.736%, 07/20/17	500,000
500,000	VAR, 0.736%, 07/25/17	500,000
250,000	VAR, 0.736%, 07/25/17	250,000
500,000	VAR, 0.736%, 07/25/17	500,000
500,000	VAR, 0.736%, 07/25/17	500,000
250,000	VAR, 0.738%, 07/18/17	249,997
978,000	VAR, 0.765%, 08/02/17	978,000
500,000	VAR, 0.768%, 07/24/17	500,000
965,000	VAR, 0.771%, 07/25/17	965,000
195,000	VAR, 0.771%, 07/25/17	195,002
350,000	VAR, 0.771%, 07/25/17	350,004
500,000	VAR, 0.773%, 07/24/17	500,000
525,000	VAR, 0.776%, 06/08/17	525,000
500,000	VAR, 0.779%, 06/10/17	500,000
750,000	VAR, 0.789%, 08/07/17	750,000
550,000	VAR, 0.790%, 08/01/17	550,000
500,000	VAR, 0.790%, 08/02/17	500,000
500,000	VAR, 0.791%, 07/12/17	500,000
500,000	VAR, 0.793%, 07/11/17	500,000
250,000	VAR, 0.795%, 07/10/17	250,000
400,000	VAR, 0.799%, 08/08/17	400,000
225,000	VAR, 0.799%, 08/08/17	225,000
70,000	VAR, 0.800%, 07/05/17	70,000
250,000	VAR, 0.800%, 08/10/17	250,000
500,000	VAR, 0.801%, 07/06/17	500,000
110,000	VAR, 0.819%, 06/09/17	109,997
500,000	VAR, 0.823%, 06/26/17	500,000
215,000	VAR, 0.823%, 06/26/17	215,000
220,000	VAR, 0.824%, 06/28/17	220,000
350,000	VAR, 0.824%, 06/28/17	350,000
475,000	VAR, 0.826%, 06/22/17	475,000
500,000	VAR, 0.832%, 06/16/17	500,000
250,000	VAR, 0.832%, 06/21/17	250,000
439,000	VAR, 0.832%, 06/30/17	439,000
500,000	VAR, 0.833%, 07/12/17	500,000
400,000	VAR, 0.834%, 06/14/17	400,000
500,000	VAR, 0.838%, 07/11/17	500,000
200,000	VAR, 0.839%, 06/09/17	200,000
150,000	VAR, 0.839%, 06/18/17	150,000
150,000	VAR, 0.844%, 06/15/17	150,000
500,000	VAR, 0.850%, 06/20/17	500,000
500,000	VAR, 0.859%, 06/15/17	500,000
900,000	VAR, 0.862%, 06/23/17	900,000
500,000	VAR, 0.863%, 06/10/17	500,000
250,000	VAR, 0.864%, 06/25/17	250,000
750,000	VAR, 0.869%, 06/13/17	750,000
250,000	VAR, 0.879%, 06/12/17	249,998
1,100,000	VAR, 0.880%, 06/21/17	1,100,000
250,000	VAR, 0.885%, 06/01/17	249,993
250,000	VAR, 0.899%, 06/14/17	250,000
850,000	VAR, 0.913%, 06/27/17	850,000
950,000	VAR, 0.913%, 06/27/17	950,000
350,000	VAR, 0.924%, 06/28/17	350,000
625,000	VAR, 0.930%, 06/06/17	624,972
200,000	VAR, 0.947%, 06/23/17	200,000
475,000	VAR, 0.951%, 06/17/17	475,000
500,000	VAR, 0.951%, 06/17/17	500,000
500,000	VAR, 0.955%, 06/21/17	500,000
400,000	VAR, 0.968%, 07/17/17	400,000
200,000	VAR, 0.968%, 07/18/17	200,000
500,000	VAR, 0.969%, 06/18/17	500,000
325,000	VAR, 0.996%, 06/09/17	325,000
250,000	VAR, 0.998%, 08/26/17	250,000
175,000	VAR, 1.005%, 06/21/17	174,998
150,000	VAR, 1.011%, 06/14/17	150,000
100,000	VAR, 1.024%, 06/25/17	99,995
609,000	VAR, 1.025%, 06/03/17	608,994
425,000	VAR, 1.030%, 06/03/17	425,000
975,000	VAR, 1.030%, 08/18/17	975,000
225,000	VAR, 1.030%, 08/18/17	224,999
450,000	VAR, 1.031%, 08/12/17	450,000
525,000	VAR, 1.032%, 08/15/17	525,000
385,700	VAR, 1.036%, 08/23/17	385,717
227,900	VAR, 1.038%, 08/26/17	227,900

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	FHLB — continued
450,000	VAR, 1.038%, 08/26/17	450,000
1,000,000	VAR, 1.042%, 06/17/17	1,000,000
750,000	VAR, 1.047%, 06/19/17	750,000
250,000	VAR, 1.052%, 06/07/17	250,000
500,000	VAR, 1.053%, 06/26/17	500,000
250,000	VAR, 1.059%, 06/15/17	250,001
60,580	VAR, 1.062%, 06/07/17	60,580
250,000	VAR, 1.062%, 06/07/17	250,000
150,000	VAR, 1.062%, 06/07/17	150,000
300,000	VAR, 1.067%, 07/26/17	300,002
175,000	VAR, 1.070%, 08/02/17	175,000
500,000	VAR, 1.076%, 06/17/17	500,000
20,175	VAR, 1.079%, 06/29/17	20,190
250,000	VAR, 1.080%, 06/04/17	250,057
250,000	VAR, 1.080%, 08/02/17	249,989
235,000	VAR, 1.082%, 07/26/17	235,007
500,000	VAR, 1.085%, 06/30/17	499,980
300,000	VAR, 1.086%, 07/25/17	300,000
500,000	VAR, 1.087%, 08/20/17	500,000
400,000	VAR, 1.087%, 08/20/17	400,000
199,700	VAR, 1.090%, 07/29/17	199,897
250,000	VAR, 1.090%, 08/09/17	250,000
177,000	VAR, 1.091%, 06/07/17	177,007
150,000	VAR, 1.091%, 08/12/17	150,000
100,000	VAR, 1.094%, 06/17/17	100,158
100,000	VAR, 1.095%, 08/10/17	100,000
700,000	VAR, 1.095%, 08/22/17	699,990
210,000	VAR, 1.100%, 06/11/17	210,004
140,000	VAR, 1.107%, 06/21/17	140,000
448,000	VAR, 1.132%, 07/01/17	448,085
500,000	VAR, 1.161%, 08/23/17	499,993
76,220	VAR, 1.169%, 08/25/17	76,227

		43,756,249

	FHLMC — 2.4%
500,000	1.004%, 10/24/17	497,986
460,000	1.004%, 10/25/17	458,135
250,000	VAR, 0.773%, 07/24/17	250,000
465,000	VAR, 0.903%, 07/24/17	465,000
1,175,000	VAR, 1.125%, 07/08/17	1,175,000
675,000	VAR, 1.126%, 06/08/17	675,000
83,500	VAR, 1.126%, 07/12/17	83,500

		3,604,621

	FNMA — 1.3%
516,954	0.875%, 02/08/18	516,524
250,000	VAR, 1.002%, 06/05/17	249,987
280,000	VAR, 1.002%, 06/16/17	279,994
400,000	VAR, 1.003%, 06/08/17	399,989
500,000	VAR, 1.102%, 06/21/17	500,125

		1,946,619

	Total U.S. Government Agency Securities (Cost $52,763,714)	52,763,714

U.S. Treasury Obligations — 8.6%
	U.S. Treasury Note — 8.6%
1,303,000	0.500%, 07/31/17	1,302,598
1,225,000	0.625%, 07/31/17	1,225,037
1,785,000	0.625%, 08/31/17	1,784,479
1,500,000	0.625%, 09/30/17	1,498,988
500,000	0.625%, 11/30/17	499,366
90,000	0.750%, 10/31/17	89,970
541,000	0.875%, 07/15/17	541,171
400,000	0.875%, 08/15/17	400,150
600,000	0.875%, 10/15/17	600,033
500,000	0.875%, 11/15/17	499,952
210,000	1.000%, 09/15/17	210,113
2,500,000	1.875%, 08/31/17	2,507,088
700,000	1.875%, 09/30/17	702,405
100,000	1.875%, 10/31/17	100,432
150,000	2.250%, 11/30/17	151,009
660,000	2.375%, 07/31/17	661,910
170,000	4.250%, 11/15/17	172,614

	Total U.S. Treasury Obligations (Cost $12,947,315)	12,947,315

Repurchase Agreements — 49.4%
7,250,000	Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.821%, dated 05/31/17, due 06/01/17, repurchase price $7,250,165. [1]	7,250,000
534,723	Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.810%, dated 05/31/17, due 06/01/17, repurchase price $534,735. [2]	534,723
250,000	Bank of America Corp., 0.810%, dated 05/31/17, due 06/01/17, repurchase price $250,006, collateralized by FHLMC, 3.500%, due 07/01/45, with a value of $255,000.	250,000
500,000	Bank of Montreal, 0.770%, dated 05/31/17, due 06/01/17, repurchase price $500,011, collateralized by U.S. Treasury Securities, 0.000% - 4.500%, due 11/02/17 - 02/15/45, with a value of $510,338.	500,000
250,000	Bank of Montreal, 0.770%, dated 05/31/17, due 06/05/17, repurchase price $250,027, collateralized by U.S. Treasury Securities, 0.625% - 3.500%, due 09/15/17 - 11/15/46, with a value of $255,180.	250,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
250,000	Bank of Montreal, 0.770%, dated 05/31/17, due 06/07/17, repurchase price $250,037, collateralized by U.S. Treasury Securities, 0.125% - 4.750%, due 04/15/18 - 02/15/45, with a value of $255,218.	250,000
300,000	Bank of Montreal, 0.800%, dated 05/31/17, due 06/01/17, repurchase price $300,007, collateralized by FHLMC, 2.000% - 4.875%, due 06/13/18 - 03/15/42, FNMA, 1.625% - 4.000%, due 01/21/20 - 08/01/20, GNMA, 3.500%, due 01/15/42 - 03/15/46 and U.S. Treasury Securities, 0.000% - 2.375%, due 07/06/17 - 02/15/45, with a value of $306,009.	300,000
500,000	Bank of Nova Scotia, 0.800%, dated 05/31/17, due 06/07/17, repurchase price $500,078, collateralized by FHLMC, 2.500% - 6.500%, due 11/01/20 - 09/01/46, FNMA, 2.498% - 5.500%, due 01/01/26 - 05/01/47 and GNMA, 2.250% - 5.000%, due 11/20/39 - 04/20/47, with a value of $510,000.	500,000
500,000	Barclays Capital, Inc., 0.800%, dated 05/31/17, due 06/06/17, repurchase price $500,067, collateralized by FNMA, 6.500% - 6.600%, due 03/18/27 - 10/25/31 and GNMA, 3.000% - 6.000%, due 12/15/38 - 04/20/47, with a value of $510,005.	500,000
750,000	Barclays Capital, Inc., 0.800%, dated 05/31/17, due 06/07/17, repurchase price $750,117, collateralized by U.S. Treasury Securities, 0.000% - 6.750%, due 06/30/17 - 05/15/47, with a value of $765,000.	750,000
500,000	Barclays Capital, Inc., 0.810%, dated 05/31/17, due 06/02/17, repurchase price $500,023, collateralized by FHLMC, 6.000%, due 04/15/36, FNMA, 6.500% - 6.600%, due 03/18/27 - 10/25/31 and GNMA, 3.000% - 5.000%, due 03/20/41 - 04/20/47, with a value of $510,014.	500,000
500,000	BNP Paribas, 0.800%, dated 05/31/17, due 06/07/17, repurchase price $500,078, collateralized by FHLMC, 3.500% - 6.500%, due 03/01/25 - 06/01/46, FNMA, 2.835% - 7.000%, due 11/01/23 - 04/01/47, GNMA, 2.125% - 10.000%, due 07/15/17 - 08/20/46 and U.S. Treasury Securities, 0.000% - 8.875%, due 09/30/17 - 11/15/44, with a value of $510,748.	500,000
2,500,000	BNP Paribas, 0.800%, dated 05/31/17, due 06/07/17, repurchase price $2,500,389, collateralized by FHLMC, 1.500% - 8.000%, due 01/01/18 - 05/01/47, FNMA, 1.500% - 7.500%, due 01/01/18 - 05/01/47, GNMA, 1.512% - 8.000%, due 09/20/18 - 04/20/67 and U.S. Treasury Securities, 1.000% - 1.750%, due 11/30/18 - 03/31/22, with a value of $2,552,867.	2,500,000
1,000,000	BNP Paribas, 0.800%, dated 05/31/17, due 06/07/17, repurchase price $1,000,156, collateralized by FHLMC, 3.073% - 8.000%, due 09/01/32 - 10/01/44, FNMA, 2.500% - 6.500%, due 04/01/23 - 03/01/47 and GNMA, 2.000% - 7.000%, due 08/20/24 - 01/20/61, with a value of $1,021,497.	1,000,000
500,000	BNP Paribas, 0.810%, dated 05/31/17, due 06/01/17, repurchase price $500,011, collateralized by U.S. Treasury Securities, 0.000% - 6.875%, due 10/12/17 - 11/15/44, with a value of $510,011.	500,000
1,000,000	BNP Paribas, 0.820%, dated 05/31/17, due 06/07/17, repurchase price $1,000,159, collateralized by U.S. Treasury Securities, 0.000% - 3.625%, due 02/28/18 - 05/15/43, with a value of $1,020,929.	1,000,000
1,500,000	BNP Paribas, 0.820%, dated 05/31/17, due 06/07/17, repurchase price $1,500,239, collateralized by U.S. Treasury Securities, 0.000% - 9.000%, due 08/15/17 - 11/15/43, with a value of $1,533,276.	1,500,000
1,500,000	BNP Paribas, 0.820%, dated 05/31/17, due 06/20/17, repurchase price $1,500,683, collateralized by U.S. Treasury Securities, 0.000% - 6.625%, due 08/15/17 - 11/15/45, with a value of $1,531,499.	1,500,000
1,350,000	BNP Paribas, 0.840%, dated 05/31/17, due 06/07/17, repurchase price $1,350,221, collateralized by FHLMC, 1.500% - 7.500%, due 02/01/23 - 05/01/47, FNMA, 1.500% - 8.000%, due 11/01/18 - 07/25/54, GNMA, 1.512% - 7.000%, due 07/20/22 - 04/20/47 and U.S. Treasury Securities, 0.625% - 2.375%, due 11/30/17 - 08/15/24, with a value of $1,378,280.	1,350,000
750,000	Credit Agricole Corporate & Investment Bank SA, 0.790%, dated 05/31/17, due 06/07/17, repurchase price $750,115, collateralized by U.S. Treasury Securities, 1.500% - 3.375%, due 04/30/23 - 04/15/32, with a value of $765,000.	750,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
750,000	Credit Agricole Corporate & Investment Bank SA, 0.800%, dated 05/31/17, due 06/01/17, repurchase price $750,017, collateralized by U.S. Treasury Securities, 3.500%, due 02/15/18, with a value of $765,000.	750,000
2,500,000	Credit Suisse Securities USA LLC, 0.800%, dated 05/31/17, due 06/01/17, repurchase price $2,500,056, collateralized by U.S. Treasury Securities, 0.125% - 6.250%, due 03/31/19 - 02/15/47, with a value of $2,550,000.	2,500,000
250,000	Credit Suisse Securities USA LLC, 0.820%, dated 05/31/17, due 06/01/17, repurchase price $250,006, collateralized by FHLMC, 4.000% - 6.000%, due 06/15/35 - 05/15/47, FNMA, 4.576% - 5.676%, due 09/25/36 - 05/25/47 and GNMA, 0.050% - 5.658%, due 10/16/34 - 11/20/45, with a value of $257,503.	250,000
250,000	Credit Suisse Securities USA LLC, 0.941%, dated 05/31/17, due 07/05/17, repurchase price $250,229, collateralized by FHLMC, 0.000% - 8.000%, due 04/15/21 - 05/15/47, FNMA, 0.000% - 12.000%, due 06/25/21 - 06/25/47 and GNMA, 3.000% - 12.020%, due 05/20/31 - 05/20/47, with a value of $258,836.	250,000
1,000,000	Credit Suisse Securities USA LLC, 0.942%, dated 05/31/17, due 07/05/17, repurchase price $1,000,916, collateralized by FHLMC, 0.000% - 12.760%, due 04/15/27 - 05/15/47, FNMA, 0.000% - 6.500%, due 12/25/19 - 05/25/47 and GNMA, 0.000% - 6.500%, due 02/16/33 - 12/16/58, with a value of $1,030,000.	1,000,000
2,250,000	Daiwa Capital Markets, Inc., 0.850%, dated 05/31/17, due 06/01/17, repurchase price $2,250,053, collateralized by FFCB, 0.000% - 2.650%, due 01/10/19 - 05/30/24, FHLMC, 2.598% - 4.000%, due 03/01/21 - 03/01/47, FNMA, 2.500% - 5.000%, due 09/01/23 - 06/01/47, GNMA, 1.393% - 5.000%, due 11/20/31 - 08/20/63 and U.S. Treasury Securities, 0.000% - 3.875%, due 12/31/17 - 04/15/29, with a value of $2,295,992.	2,250,000
750,000	Deutsche Bank Securities, Inc., 0.810%, dated 05/31/17, due 06/01/17, repurchase price $750,017, collateralized by U.S. Treasury Securities, 0.000% - 2.875%, due 09/30/17 - 02/15/44, with a value of $765,000.	750,000
1,600,000	Deutsche Bank Securities, Inc., 0.810%, dated 05/31/17, due 06/01/17, repurchase price $1,600,036, collateralized by U.S. Treasury Securities, 0.000% - 9.125%, due 07/06/17 - 11/15/45, with a value of $1,632,000.	1,600,000
500,000	Deutsche Bank Securities, Inc., 0.810%, dated 05/31/17, due 06/06/17, repurchase price $500,068, collateralized by U.S. Treasury Securities, 0.125% - 2.125%, due 04/15/20 - 02/15/46, with a value of $510,000.	500,000
250,000	Deutsche Bank Securities, Inc., 0.820%, dated 05/31/17, due 06/02/17, repurchase price $250,011, collateralized by U.S. Treasury Securities, 0.000% - 1.500%, due 08/31/18 - 08/15/25, with a value of $255,000.	250,000
1,000,000	Deutsche Bank Securities, Inc., 0.820%, dated 05/31/17, due 06/06/17, repurchase price $1,000,137, collateralized by U.S. Treasury Securities, 0.000% - 8.750%, due 06/29/17 - 02/15/47, with a value of $1,020,000.	1,000,000
1,500,000	Deutsche Bank Securities, Inc., 0.830%, dated 05/31/17, due 06/02/17, repurchase price $1,500,069, collateralized by FHLMC, 2.500% - 6.500%, due 01/01/27 - 03/01/47, FNMA, 2.000% - 7.000%, due 06/25/19 - 04/01/53, GNMA, 1.409% - 6.000%, due 05/20/32 - 01/16/54 and U.S. Treasury Securities, 0.000% - 3.625%, due 07/31/17 - 02/15/44, with a value of $1,533,358.	1,500,000
750,000	Deutsche Bank Securities, Inc., 0.830%, dated 05/31/17, due 06/07/17, repurchase price $750,121, collateralized by U.S. Treasury Securities, 0.000% - 3.375%, due 07/31/18 - 08/15/45, with a value of $765,000.	750,000
8,200,000	Federal Reserve Bank, 0.750%, dated 05/31/17, due 06/01/17, repurchase price $8,200,171, collateralized by U.S. Treasury Securities, 1.375% - 6.250%, due 05/31/21 - 11/15/42, with a value of $8,200,171.	8,200,000
1,000,000	Goldman Sachs & Co., 0.760%, dated 05/31/17, due 06/02/17, repurchase price $1,000,042, collateralized by U.S. Treasury Securities, 1.250% - 6.750%, due 05/31/19 - 11/15/41, with a value of $1,020,000.	1,000,000
750,000	Goldman Sachs & Co., 0.800%, dated 05/31/17, due 06/01/17, repurchase price $750,017, collateralized by FHLMC, 3.500% - 5.500%, due 07/15/36 - 12/15/53 and FNMA, 2.500% - 4.500%, due 05/01/23 - 04/01/47, with a value of $765,163.	750,000
250,000	Goldman Sachs & Co., 0.800%, dated 05/31/17, due 06/07/17, repurchase price $250,039, collateralized by GNMA, 1.523% - 6.000%, due 11/16/33 - 12/16/56, with a value of $257,500.	250,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
1,000,000	Nomura Securities International Inc., 0.810%, dated 05/31/17, due 06/01/17, repurchase price $1,000,023, collateralized by U.S. Treasury Securities, 0.000% - 9.000%, due 07/31/17 - 02/15/47, with a value of $1,020,023.	1,000,000
7,000,000	Nomura Securities International Inc., 0.810%, dated 05/31/17, due 06/01/17, repurchase price $7,000,158, collateralized by U.S. Treasury Securities, 0.000% - 8.125%, due 06/15/17 - 05/15/47, with a value of $7,140,161.	7,000,000
9,000,000	Nomura Securities International Inc., 0.820%, dated 05/31/17, due 06/01/17, repurchase price $9,000,205, collateralized by FHLMC, 2.500% - 7.500%, due 01/01/18 - 06/01/47, FNMA, 2.000% - 7.000%, due 06/25/17 - 06/01/47, GNMA, 1.960% - 7.500%, due 01/15/28 - 12/20/66, Tennessee Valley Authority, 2.875% - 7.125%, due 04/01/18 - 09/15/65 and U.S. Treasury Securities, 1.875%, due 07/15/19, with a value of $9,180,209.	9,000,000
500,000	Norinchukin Bank, 0.850%, dated 05/31/17, due 06/09/17, repurchase price $500,106, collateralized by U.S. Treasury Securities, 3.625%, due 04/15/28, with a value of $510,002.	500,000
250,000	Norinchukin Bank, 0.850%, dated 05/31/17, due 06/15/17, repurchase price $250,089, collateralized by U.S. Treasury Securities, 1.125%, due 01/15/21, with a value of $255,004.	250,000
300,000	Norinchukin Bank, 0.870%, dated 05/31/17, due 06/06/17, repurchase price $300,044, collateralized by U.S. Treasury Securities, 0.125% - 3.625%, due 04/15/18 - 04/15/28, with a value of $306,001.	300,000
200,000	Norinchukin Bank, 0.870%, dated 05/31/17, due 06/12/17, repurchase price $200,058, collateralized by U.S. Treasury Securities, 2.125%, due 08/31/20, with a value of $204,002.	200,000
200,000	Norinchukin Bank, 0.870%, dated 05/31/17, due 06/13/17, repurchase price $200,063, collateralized by U.S. Treasury Securities, 1.125% - 1.875%, due 06/30/20 - 01/15/21, with a value of $204,002.	200,000
250,000	Norinchukin Bank, 0.870%, dated 05/31/17, due 06/14/17, repurchase price $250,085, collateralized by U.S. Treasury Securities, 0.125% - 1.125%, due 04/15/20 - 01/15/21, with a value of $255,000.	250,000
200,000	Norinchukin Bank, 0.890%, dated 05/31/17, due 06/16/17, repurchase price $200,079, collateralized by U.S. Treasury Securities, 1.875% - 2.125%, due 06/30/20 - 08/31/20, with a value of $204,002.	200,000
250,000	Norinchukin Bank, 1.000%, dated 05/31/17, due 07/10/17, repurchase price $250,278, collateralized by U.S. Treasury Securities, 1.125%, due 01/15/21, with a value of $255,004.	250,000
200,000	Norinchukin Bank, 1.000%, dated 05/31/17, due 07/18/17, repurchase price $200,267, collateralized by U.S. Treasury Securities, 2.125%, due 08/31/20, with a value of $204,002.	200,000
400,000	Norinchukin Bank, 1.080%, dated 05/31/17, due 08/18/17, repurchase price $400,948, collateralized by U.S. Treasury Securities, 3.625%, due 04/15/28, with a value of $408,006.	400,000
250,000	Norinchukin Bank, 1.080%, dated 05/31/17, due 08/22/17, repurchase price $250,623, collateralized by U.S. Treasury Securities, 1.125%, due 01/15/21, with a value of $255,004.	250,000
500,000	RBC Capital Markets LLC, 0.790%, dated 05/31/17, due 06/07/17, repurchase price $500,077, collateralized by FHLMC, 2.480% - 6.500%, due 04/01/18 - 05/01/47, FNMA, 2.525% - 4.500%, due 02/01/26 - 05/01/47 and GNMA, 2.125% - 4.000%, due 09/20/30 - 04/20/47, with a value of $510,149.	500,000
500,000	RBC Capital Markets LLC, 0.840%, dated 05/31/17, due 06/07/17, repurchase price $500,082, collateralized by FHLMC, 0.000% - 4.000%, due 02/01/29 - 05/01/47, FNMA, 2.000% - 6.000%, due 03/01/19 - 05/01/47 and GNMA, 2.375% - 4.500%, due 05/20/30 - 05/20/47, with a value of $510,940.	500,000
500,000	RBC Capital Markets LLC, 0.840%, dated 05/31/17, due 06/07/17, repurchase price $500,082, collateralized by FHLMC, 2.632% - 4.000%, due 11/01/30 - 05/01/47, FNMA, 2.873% - 4.000%, due 03/01/32 - 05/01/47 and GNMA, 3.000% - 7.000%, due 12/15/24 - 05/20/47, with a value of $510,001.	500,000
500,000	RBC Capital Markets LLC, 0.850%, dated 05/31/17, due 06/07/17, repurchase price $500,083, collateralized by FHLMC, 1.332% - 4.000%, due 05/01/32 - 05/01/47, FNMA, 2.000% - 4.500%, due 01/01/27 - 05/01/47 and GNMA, 2.125% - 4.500%, due 08/20/40 - 04/20/47, with a value of $510,094.	500,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
500,000	RBC Capital Markets LLC, 0.850%, dated 05/31/17, due 06/07/17, repurchase price $500,083, collateralized by FHLMC, 1.332% - 6.050%, due 01/01/26 - 05/01/47, FNMA, 2.243% - 5.500%, due 04/01/22 - 05/01/47 and GNMA, 2.125% - 4.500%, due 08/20/39 - 04/20/47, with a value of $510,170.	500,000
500,000	RBC Capital Markets LLC, 0.850%, dated 05/31/17, due 06/07/17, repurchase price $500,083, collateralized by FHLMC, 2.890% - 4.000%, due 01/01/26 - 05/01/47, FNMA, 2.500% - 4.500%, due 08/01/26 - 05/01/47 and GNMA, 2.125% - 8.500%, due 01/15/18 - 04/20/47, with a value of $510,003.	500,000
500,000	Societe Generale SA, 0.860%, dated 05/31/17, due 06/07/17, repurchase price $500,084, collateralized by FHLB, 3.375%, due 12/08/23, FHLMC, 4.112% - 5.966%, due 07/01/20 - 11/01/30, FNMA, 1.000% - 3.500%, due 04/30/18 - 05/01/42, GNMA, 1.113% - 4.500%, due 12/16/27 - 02/20/47 and U.S. Treasury Securities, 0.000% - 8.750%, due 09/07/17 - 02/15/44, with a value of $510,480.	500,000
1,000,000	Sumitomo Mitsui Banking Corp., 0.820%, dated 05/31/17, due 06/01/17, repurchase price $1,000,023, collateralized by U.S. Treasury Securities, 1.250% - 1.625%, due 03/31/21 - 05/15/26, with a value of $1,020,004.	1,000,000
3,000,000	Sumitomo Mitsui Banking Corp., 0.830%, dated 05/31/17, due 06/01/17, repurchase price $3,000,069, collateralized by GNMA, 3.000% - 3.500%, due 10/20/42 - 04/20/46, with a value of $3,060,000.	3,000,000
162,756	Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.807%, dated 05/31/17, due 06/01/17, repurchase price $162,760. [3]	162,756
250,000	Wells Fargo Securities LLC, 0.820%, dated 05/31/17, due 06/16/17, repurchase price $250,091, collateralized by U.S. Treasury Securities, 2.000% - 4.250%, due 11/15/17 - 07/31/22, with a value of $255,256.	250,000
400,000	Wells Fargo Securities LLC, 0.830%, dated 05/31/17, due 06/16/17, repurchase price $400,148, collateralized by FHLMC, 4.000%, due 01/01/47 - 04/01/47 and FNMA, 3.500% - 4.000%, due 02/01/32 - 05/01/47, with a value of $408,414.	400,000

	Total Repurchase Agreements (Cost $74,047,479)	74,047,479

Short-Term Investments — 3.7%
	U.S. Treasury Obligations — 3.7%
	U.S. Treasury Bill — 3.7% (n)
525,000	1.004%, 11/02/17	522,754
2,500,000	1.005%, 11/16/17	2,488,326
2,500,000	1.013%, 11/09/17	2,488,730

	Total Short-Term Investments (Cost $5,499,810)	5,499,810

	Total Investments — 96.9% (Cost $145,258,318)*	145,258,318
	Other Assets in Excess of Liabilities — 3.1%	4,577,739

	NET ASSETS — 100.0%	$149,836,057

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

Additional Investment Information:

[1]	Agency Joint Trading Account I — At May 31, 2017, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of June 01, 2017, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$7,250,000	$7,250,165	$7,396,147

Repurchase Agreements — At May 31, 2017, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
BNP Paribas	0.830%	$1,450,000
Credit Agricole Corporate & Investment Bank	0.810%	500,000
MUFG Securities Americas, Inc.	0.800%	750,000
Societe Generale	0.860%	400,000
TD Securities USA LLC	0.820%	2,000,000
Wells Fargo Securities, LLC	0.820%	2,150,000

Total		$7,250,000

At May 31, 2017, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLB	0.000% - 3.375%	11/08/17 - 12/08/23
FHLMC	1.000% - 7.000%	06/29/17 - 12/01/47
FNMA	0.000% - 7.000%	08/23/17 - 07/25/54
GNMA	1.093% - 7.500%	03/20/19 - 12/20/66
Tennessee Valley Authority	2.875% - 6.250%	12/15/17 - 02/01/27
U.S. Treasury Securities	0.000% - 8.500%	06/29/17 - 02/15/47

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

[2]	Agency Joint Trading Account II — At May 31, 2017, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of June 01, 2017, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$534,723	$534,735	$545,417

Repurchase Agreements — At May 31, 2017, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Citibank NA	0.810%	$127,315
Citigroup Global Markets, Inc.	0.810%	127,315
Merrill Lynch PFS, Inc.	0.810%	280,093

Total		$534,723

At May 31, 2017, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	2.350% - 3.390%	11/05/24 - 01/27/31
FHLB	1.250%	01/16/19
FHLMC	1.000% - 11.500%	06/29/17 - 05/01/44
FNMA	0.875% - 8.500%	07/01/17 - 04/01/47
GNMA	2.500% - 6.000%	08/15/18 - 04/20/67
U.S. Treasury Securities	0.000% - 8.875%	07/20/17 - 08/15/46

[3]	Treasury Joint Trading Account I — At May 31, 2017, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of June 01, 2017, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$162,756	$162,760	$166,014

Repurchase Agreements — At May 31, 2017, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Bank of Nova Scotia	0.800%	$27,126
Citibank NA	0.800%	27,126
Wells Fargo Securities, LLC	0.810%	54,252
Wells Fargo Securities, LLC	0.810%	54,252

Total		$162,756

At May 31, 2017, the Treasury Joint Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% to 9.125%	06/15/17 - 11/15/46

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$145,258,318	$—	$145,258,318

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 27.6%
	U.S. Treasury Floating Rate Note — 17.8%
450,000	VAR, 0.992%, 06/01/17	450,043
563,000	VAR, 0.999%, 06/07/17	562,975
500,000	VAR, 1.062%, 06/01/17	500,442
550,000	VAR, 1.090%, 06/01/17	550,015
875,000	VAR, 1.092%, 06/01/17	875,759
600,000	VAR, 1.096%, 06/01/17	600,389
750,000	VAR, 1.112%, 06/01/17	750,061
387,000	VAR, 1.194%, 06/01/17	387,113

		4,676,797

U.S. Treasury Note — 9.8%
60,000	0.500%, 07/31/17	59,979
63,000	0.625%, 06/30/17	62,998
150,000	0.625%, 07/31/17	150,005
140,000	0.625%, 08/31/17	139,992
110,000	0.750%, 10/31/17	109,963
200,000	0.875%, 07/15/17	200,063
195,000	0.875%, 08/15/17	195,089
100,000	1.000%, 09/15/17	100,054
525,000	1.875%, 08/31/17	526,510
70,000	1.875%, 10/31/17	70,281
245,000	2.250%, 11/30/17	246,642
100,000	2.375%, 07/31/17	100,278
325,000	2.500%, 06/30/17	325,477
100,000	4.250%, 11/15/17	101,531
200,000	4.750%, 08/15/17	201,643

		2,590,505

	Total U.S. Treasury Obligations (Cost $7,267,379)	7,267,302

	Repurchase Agreements — 57.3%
350,000	Barclays Capital, Inc., 0.800%, dated 05/31/17, due 06/01/17, repurchase price $350,008, collateralized by U.S. Treasury Securities, 0.000% - 4.250%, due 08/15/17 - 05/15/47, with a value of $357,000.	350,000
500,000	BNP Paribas, 0.800%, dated 05/31/17, due 06/07/17, repurchase price $500,078, collateralized by U.S. Treasury Securities, 0.000% - 3.625%, due 08/15/17 - 11/15/46, with a value of $510,385.	500,000
500,000	BNP Paribas, 0.820%, dated 05/31/17, due 06/20/17, repurchase price $500,228, collateralized by U.S. Treasury Securities, 0.000% - 1.375%, due 06/30/17 - 01/15/25, with a value of $510,500.	500,000
250,000	Citigroup Global Markets, Inc., 0.800%, dated 05/31/17, due 06/01/17, repurchase price $250,006, collateralized by U.S. Treasury Securities, 1.625% - 3.625%, due 12/31/19 - 02/15/44, with a value of $255,000.	250,000
599,563	Deutsche Bank Securities, Inc., 0.800%, dated 05/31/17, due 06/01/17, repurchase price $599,576, collateralized by U.S. Treasury Securities, 0.000% - 2.250%, due 10/31/17 - 07/31/21, with a value of $611,554.	599,563
4,300,000	Federal Reserve Bank, 0.750%, dated 05/31/17, due 06/01/17, repurchase price $4,300,090, collateralized by U.S. Treasury Securities, 2.000% - 4.500%, due 02/15/23 - 05/15/38, with a value of $4,300,090.	4,300,000
500,000	HSBC Securities USA, Inc., 0.780%, dated 05/31/17, due 06/02/17, repurchase price $500,022, collateralized by U.S. Treasury Securities, 2.000% - 2.125%, due 05/15/25 - 08/15/25, with a value of $510,003.	500,000
650,000	HSBC Securities USA, Inc., 0.780%, dated 05/31/17, due 06/01/17, repurchase price $650,014, collateralized by U.S. Treasury Securities, 2.250% - 2.875%, due 08/15/46 - 11/15/46, with a value of $663,005.	650,000
250,000	JPMorgan Securities LLC, 0.820%, dated 05/31/17, due 06/01/17, repurchase price $250,006, collateralized by U.S. Treasury Securities, 1.875% - 2.250%, due 08/31/22 - 11/15/25, with a value of $255,005.	250,000
450,000	Mizuho Securities USA LLC, 0.820%, dated 05/31/17, due 06/01/17, repurchase price $450,010, collateralized by U.S. Treasury Securities, 0.000% - 1.375%, due 09/14/17 - 01/31/21, with a value of $459,000.	450,000
2,200,000	Nomura Securities Co. Ltd., 0.810%, dated 05/31/17, due 06/01/17, repurchase price $2,200,050, collateralized by U.S. Treasury Securities, 0.000% - 9.125%, due 06/15/17 - 02/15/47, with a value of $2,244,051.	2,200,000
250,000	Norinchukin Bank, 0.850%, dated 05/31/17, due 06/07/17, repurchase price $250,041, collateralized by U.S. Treasury Securities, 0.125%, due 04/15/20, with a value of $255,003.	250,000
150,000	Norinchukin Bank, 1.000%, dated 05/31/17, due 07/10/17, repurchase price $150,167, collateralized by U.S. Treasury Securities, 1.625% - 2.125%, due 08/31/19 - 08/31/20, with a value of $153,001.	150,000
100,000	Norinchukin Bank, 1.080%, dated 05/31/17, due 08/18/17, repurchase price $100,237, collateralized by U.S. Treasury Securities, 1.625%, due 08/31/19, with a value of $102,001.	100,000

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Repurchase Agreements — continued
750,000	RBC Capital Markets LLC, 0.800%, dated 05/31/17, due 06/07/17, repurchase price $750,117, collateralized by U.S. Treasury Securities, 0.000% - 8.875%, due 06/15/17 - 08/15/46, with a value of $765,000.	750,000
500,000	RBC Capital Markets LLC, 0.870%, dated 05/31/17, due 06/07/17, repurchase price $500,085, collateralized by U.S. Treasury Securities, 0.000% - 8.750%, due 06/01/17 - 02/15/46, with a value of $510,000.	500,000
1,000,000	RBS Securities, Inc., 0.780%, dated 05/31/17, due 06/07/17, repurchase price $1,000,152, collateralized by U.S. Treasury Securities, 0.125% - 2.625%, due 07/15/17 - 02/15/46, with a value of $1,020,003.	1,000,000
450,000	RBS Securities, Inc., 0.800%, dated 05/31/17, due 06/01/17, repurchase price $450,010, collateralized by U.S. Treasury Securities, 0.592% - 3.750%, due 07/15/17 - 11/15/42, with a value of $459,001.	450,000
250,000	Royal Bank of Scotland plc (The), 0.800%, dated 05/31/17, due 06/01/17, repurchase price $250,006, collateralized by U.S. Treasury Securities, 0.000%, due 07/20/17 - 09/14/17, with a value of $255,001.	250,000
1,100,000	Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.807%, dated 05/31/17, due 06/01/17, repurchase price $1,100,025. [1]	1,100,000

	Total Repurchase Agreements (Cost $15,099,563)	15,099,563

Short-Term Investments — 12.6%
	U.S. Treasury Obligations — 12.6%
	U.S. Treasury Bill — 12.6% (n)
225,000	0.606%, 07/27/17	224,788
500,000	0.616%, 08/10/17	499,402
150,000	0.621%, 06/01/17	150,000
500,000	0.621%, 08/03/17	499,458
250,000	0.625%, 06/08/17	249,970
250,000	0.646%, 08/17/17	249,655
250,000	0.653%, 06/29/17	249,873
350,000	0.908%, 10/05/17	348,891
250,000	0.979%, 11/02/17	248,957
350,000	1.012%, 11/09/17	348,424
250,000	1.020%, 11/16/17	248,816

	Total Short-Term Investments (Cost $3,318,234)	3,318,234

	Total Investments — 97.5% (Cost $25,685,176)*	25,685,099
	Other Assets in Excess of Liabilities — 2.5%	651,728

	NET ASSETS — 100.0%	$26,336,827

Percentages indicated are based on net assets.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(77)

Net unrealized appreciation/depreciation	$(77)

Federal income tax cost of investments	$25,685,176

Additional Investment Information:

[1]	Treasury Joint Trading Account I — At May 31, 2017, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of June 01, 2017, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$1,100,000	$1,100,025	$1,122,016

Repurchase Agreements — At May 31, 2017, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account I were as follows:

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Bank of Nova Scotia	0.800%	$183,333
Citibank NA	0.800%	183,333
Wells Fargo Securities, LLC	0.810%	366,667
Wells Fargo Securities, LLC	0.810%	366,667

Total		$1,100,000

At May 31, 2017, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.000% to 9.125%	06/15/17 to 11/15/46

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$25,685,099	$—	$25,685,099

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 25, 2017